SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 7.0%
Alphabet Inc, Cl A *	4,246	$6,919
Alphabet Inc, Cl C *	7,545	12,330
AT&T Inc	254,123	7,575
BCE Inc	114,123	4,908
Cable One Inc	506	931
Comcast Corp, Cl A	138,327	6,198
Facebook Inc, Cl A *	59,354	17,403
Interpublic Group of Cos Inc/The	3,297	59
Netflix Inc *	2,232	1,182
TEGNA Inc	82,100	1,028
T-Mobile US Inc *	43,789	5,109
Verizon Communications Inc	112,500	6,668
ViacomCBS Inc, Cl B (A)	29,156	812
Zynga Inc, Cl A *	97,000	879

		72,001

Consumer Discretionary — 12.3%
Aaron’s Inc	5,788	323
Alibaba Group Holding Ltd ADR *	20,780	5,965
Amazon.com Inc *	9,412	32,480
Best Buy Co Inc	23,000	2,551
Big Lots Inc (A)	17,400	820
Bright Horizons Family Solutions Inc *	3,165	421
Brunswick Corp/DE	7,987	494
CarMax Inc *	8,582	918
Carter’s Inc	31,846	2,536
Cooper Tire & Rubber Co (A)	32,100	1,110
Dillard’s Inc, Cl A (A)	15,300	462
Dollar General Corp	22,181	4,478
DR Horton Inc	16,797	1,199
DraftKings Inc, Cl A *(A)	10,609	375
eBay Inc	31,978	1,752
Etsy Inc *	8,628	1,033
Floor & Decor Holdings Inc, Cl A *	4,907	359
Foot Locker Inc	44,000	1,334
Ford Motor Co	204,000	1,391
General Motors Co	60,800	1,801
Gentex Corp	26,979	730
Genuine Parts Co	58,620	5,536
Goodyear Tire & Rubber Co/The	77,400	743
Harley-Davidson Inc (A)	25,500	707
Home Depot Inc/The	12,576	3,585
KB Home	37,600	1,345
Kohl’s Corp (A)	29,500	630
Lear Corp	12,673	1,444
Lowe’s Cos Inc	90,723	14,941
Macy’s Inc (A)	53,200	371
MercadoLibre Inc *	1,071	1,251
NIKE Inc, Cl B	39,616	4,433
O’Reilly Automotive Inc *	5,720	2,663
Pinterest Inc, Cl A *	31,422	1,156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pool Corp	411	$135
PulteGroup Inc	61,175	2,728
Ross Stores Inc	59,459	5,415
Royal Caribbean Cruises Ltd (A)	9,200	633
Starbucks Corp	22,713	1,919
Target Corp	66,520	10,059
Whirlpool Corp (A)	17,400	3,092
Wingstop Inc	1,400	229
Wyndham Destinations Inc	31,800	922
YETI Holdings Inc *	7,418	381

		126,850

Consumer Staples — 8.0%
Altria Group Inc	91,735	4,012
Coca-Cola Co/The	58,101	2,878
Colgate-Palmolive Co	36,418	2,886
Conagra Brands Inc	108,134	4,148
Costco Wholesale Corp	8,682	3,018
Darling Ingredients Inc *	19,601	627
Diageo PLC ADR (A)	22,113	2,972
J M Smucker Co/The	48,282	5,803
Kimberly-Clark Corp	33,700	5,317
Kroger Co/The	265,687	9,480
Molson Coors Beverage Co, Cl B	24,900	937
Mondelez International Inc, Cl A	43,996	2,570
PepsiCo Inc	25,225	3,533
Philip Morris International Inc	128,629	10,263
Procter & Gamble Co/The	4,848	671
Sysco Corp	66,108	3,976
Tyson Foods Inc, Cl A	33,000	2,072
Unilever NV	212,090	12,301
US Foods Holding Corp *	45,727	1,113
Walgreens Boots Alliance Inc	99,915	3,799

		82,376

Energy — 2.1%
Chevron Corp	89,047	7,474
ConocoPhillips	80,237	3,040
Devon Energy Corp	175,310	1,906
Exxon Mobil Corp	61,167	2,443
Marathon Petroleum Corp	39,000	1,383
Phillips 66	28,400	1,660
Pioneer Natural Resources Co	17,446	1,813
Valero Energy Corp	32,800	1,725

		21,444

Financials — 14.1%
Aflac Inc	99,421	3,611
Allstate Corp/The	50,037	4,653
Ally Financial Inc	125,489	2,871
Ameriprise Financial Inc	23,000	3,606
Annaly Capital Management Inc ‡	121,900	896
Arch Capital Group Ltd *	41,774	1,318

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of America Corp	328,770	$8,462
Berkshire Hathaway Inc, Cl B *	38,728	8,444
BlackRock Inc, Cl A	4,257	2,530
Capital One Financial Corp	13,300	918
Charles Schwab Corp/The	98,862	3,513
Chubb Ltd	39,582	4,948
CIT Group Inc	44,100	867
Citigroup Inc	139,937	7,154
Citizens Financial Group Inc	80,300	2,077
CNA Financial Corp	13,500	434
Comerica Inc	1,702	67
Discover Financial Services	21,100	1,120
Everest Re Group Ltd	6,100	1,343
Fifth Third Bancorp	64,200	1,326
First Republic Bank/CA	56,480	6,377
Goldman Sachs Group Inc/The	7,900	1,619
Hamilton Lane Inc, Cl A	7,625	558
Hartford Financial Services Group Inc/The	25,500	1,032
Houlihan Lokey Inc, Cl A	14,944	876
Intercontinental Exchange Inc	9,574	1,017
JPMorgan Chase & Co	94,318	9,450
KeyCorp	74,100	913
Lincoln National Corp	49,300	1,777
Markel Corp *	6,712	7,295
Marsh & McLennan Cos Inc	34,166	3,926
MetLife Inc	30,300	1,165
MGIC Investment Corp	82,300	755
Moody’s Corp	20,532	6,049
Morgan Stanley	168,381	8,800
MSCI Inc, Cl A	6,438	2,403
Navient Corp	86,700	788
PNC Financial Services Group Inc/The	9,500	1,056
Progressive Corp/The	13,291	1,263
Prudential Financial Inc	27,400	1,857
Radian Group Inc	52,200	806
Regions Financial Corp	194,400	2,247
S&P Global Inc	7,260	2,660
Starwood Property Trust Inc ‡	43,400	677
State Street Corp	93,830	6,389
Travelers Cos Inc/The	21,240	2,465
Truist Financial Corp	94,112	3,653
Unum Group	38,400	710
US Bancorp	149,866	5,455
Voya Financial Inc	21,522	1,117
Wells Fargo & Co	28,000	676

		145,989

Health Care — 15.8%
AbbVie Inc	49,562	4,747
Alexion Pharmaceuticals Inc *	27,991	3,197
Align Technology Inc *	1,550	460
AmerisourceBergen Corp, Cl A	43,785	4,248

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen Inc	31,853	$8,069
Biogen Inc *	7,900	2,272
Bio-Rad Laboratories Inc, Cl A *	2,429	1,235
Boston Scientific Corp *	75,049	3,079
Bristol-Myers Squibb Co	63,400	3,943
Cardinal Health Inc	29,900	1,518
Chemed Corp	1,652	854
CVS Health Corp	121,188	7,528
Danaher Corp	37,230	7,687
DexCom Inc *	1,818	773
Edwards Lifesciences Corp *	12,127	1,041
Eli Lilly and Co	24,369	3,616
Gilead Sciences Inc	23,500	1,569
Guardant Health Inc *	6,429	614
GW Pharmaceuticals PLC ADR *(A)	2,960	308
Halozyme Therapeutics Inc *	5,397	157
HCA Healthcare Inc	25,000	3,393
Horizon Therapeutics PLC *	9,215	692
Incyte Corp *	9,970	961
Johnson & Johnson	133,712	20,513
Laboratory Corp of America Holdings *	5,500	967
Masimo Corp *	677	152
McKesson Corp	15,800	2,424
Medpace Holdings Inc *	1,418	184
Medtronic PLC	91,175	9,799
Merck & Co Inc	139,891	11,928
Mettler-Toledo International Inc *	4,022	3,904
Novartis AG ADR	61,237	5,270
Perrigo Co PLC	67,132	3,511
Pfizer Inc	281,245	10,628
Quest Diagnostics Inc	45,109	5,018
Regeneron Pharmaceuticals Inc *	1,500	930
Teleflex Inc	17,195	6,757
Thermo Fisher Scientific Inc	7,380	3,166
UnitedHealth Group Inc	25,228	7,885
Universal Health Services Inc, Cl B	11,400	1,258
Vertex Pharmaceuticals Inc *	14,701	4,103
West Pharmaceutical Services Inc	8,898	2,527

		162,885

Industrials — 9.2%
3M Co	44,026	7,177
A O Smith Corp	27,155	1,330
AGCO Corp	25,979	1,847
Allison Transmission Holdings Inc, Cl A	57,739	2,071
American Airlines Group Inc (A)	42,100	549
AMETEK Inc	16,405	1,652
Cintas Corp	4,107	1,369
CoStar Group Inc *	370	314
Cummins Inc	15,800	3,275
Delta Air Lines Inc	40,300	1,243
Fortive Corp	67,173	4,844

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortune Brands Home & Security Inc	14,908	$1,253
General Dynamics Corp	21,500	3,211
HD Supply Holdings Inc *	20,100	797
Honeywell International Inc	33,529	5,551
Huntington Ingalls Industries Inc	7,900	1,197
IAA Inc *	4,088	214
ITT Inc	1,190	75
Johnson Controls International PLC	131,440	5,354
Kansas City Southern	723	132
ManpowerGroup Inc	18,000	1,320
Masco Corp	36,631	2,136
Old Dominion Freight Line Inc	12,169	2,460
Oshkosh Corp	20,000	1,540
PACCAR Inc	27,710	2,379
Raytheon Technologies Corp	79,453	4,847
Regal Beloit Corp	1,292	128
Republic Services Inc, Cl A	18,950	1,757
Roper Technologies Inc	13,948	5,959
Saia Inc *	533	71
Sensata Technologies Holding PLC *	24,309	1,012
Siemens AG ADR	68,325	4,744
Stanley Black & Decker Inc	17,043	2,749
Textron Inc	41,500	1,636
Trane Technologies PLC	8,904	1,054
TransDigm Group Inc	6,939	3,467
Trinity Industries Inc (A)	58,500	1,197
Uber Technologies Inc *	18,110	609
Union Pacific Corp	8,848	1,703
United Airlines Holdings Inc *	32,900	1,184
United Parcel Service Inc, Cl B	16,804	2,749
United Rentals Inc *	8,900	1,576
Werner Enterprises Inc	13,170	606
WW Grainger Inc	11,894	4,346

		94,684

Information Technology — 21.2%
Adobe Inc *	27,196	13,962
Advanced Micro Devices Inc *	42,635	3,872
Amdocs Ltd	1,020	63
Amphenol Corp, Cl A	29,641	3,255
Apple Inc	221,410	28,571
Applied Materials Inc	101,681	6,264
Arrow Electronics Inc *	12,287	965
Automatic Data Processing Inc	18,956	2,637
Avalara Inc *	5,716	757
Bandwidth Inc, Cl A *	1,205	190
Broadcom Inc	7,955	2,762
CDW Corp/DE	21,124	2,401
Cisco Systems Inc	162,080	6,843
Corning Inc	25,300	821
Datadog Inc, Cl A *	7,437	621
DXC Technology Co	28,400	567

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entegris Inc	5,248	$351
Euronet Worldwide Inc *	5,779	598
Fidelity National Information Services Inc	25,726	3,881
Fiserv Inc *	7,521	749
Flex Ltd *	19,153	208
Global Payments Inc	19,376	3,422
Hewlett Packard Enterprise Co	108,400	1,048
HP Inc	77,800	1,521
Intel Corp	201,696	10,276
International Business Machines Corp	10,700	1,319
Intuit Inc	33,376	11,528
Lam Research Corp	4,448	1,496
Microchip Technology Inc (A)	101,834	11,171
Micron Technology Inc *	18,700	851
Microsoft Corp	128,848	29,059
Monolithic Power Systems Inc	3,093	826
NCR Corp *	29,400	601
NortonLifeLock Inc	8,404	198
NVIDIA Corp	12,512	6,694
NXP Semiconductors NV	27,537	3,463
ON Semiconductor Corp *	40,100	857
Oracle Corp	44,800	2,564
Palo Alto Networks Inc *	2,316	596
PayPal Holdings Inc *	28,537	5,825
Pitney Bowes Inc (A)	85,200	468
PTC Inc *	6,121	560
Qorvo Inc *	3,285	421
QUALCOMM Inc	14,361	1,710
RingCentral Inc, Cl A *	2,655	772
salesforce.com *	40,164	10,951
SAP SE ADR	51,730	8,557
Seagate Technology PLC (A)	27,700	1,329
Semtech Corp *	13,339	782
Skyworks Solutions Inc	1,505	218
Square Inc, Cl A *	11,606	1,852
Synopsys Inc *	3,322	735
Tenable Holdings Inc *	8,841	333
Texas Instruments Inc	2,682	381
Visa Inc, Cl A	60,004	12,720
Vishay Intertechnology Inc	46,100	737
Western Union Co/The	49,400	1,165
Xerox Holdings Corp	46,300	873

		218,217

Materials — 3.5%
Air Products and Chemicals Inc	3,169	926
Ashland Global Holdings Inc	10,655	785
Axalta Coating Systems Ltd *	8,910	213
Berry Global Group Inc *	14,850	765
Celanese Corp, Cl A	14,200	1,436
Chemours Co/The	46,300	957
Domtar Corp	24,000	684

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dow Inc	50,387	$2,273
Eastman Chemical Co	33,800	2,471
Ecolab Inc	13,364	2,634
Freeport-McMoRan Inc, Cl B	118,609	1,852
Huntsman Corp	95,000	2,054
Ingevity Corp *	10,801	607
International Paper Co	23,200	841
Linde PLC	14,702	3,672
LyondellBasell Industries NV, Cl A	28,700	1,879
O-I Glass Inc, Cl I	65,000	707
Reliance Steel & Aluminum Co	15,300	1,605
RPM International Inc	44,719	3,791
Scotts Miracle-Gro Co/The, Cl A	3,299	556
Sherwin-Williams Co/The	3,830	2,570
Steel Dynamics Inc	48,300	1,426
Westrock Co	40,000	1,213

		35,917

Real Estate — 2.5%
American Tower Corp, Cl A ‡	20,154	5,021
Brixmor Property Group Inc ‡	56,000	661
Corporate Office Properties Trust ‡	5,535	136
Crown Castle International Corp ‡	12,320	2,011
Duke Realty Corp ‡	60,011	2,313
First Industrial Realty Trust Inc ‡	10,786	460
Gaming and Leisure Properties Inc ‡	41,806	1,520
Healthpeak Properties Inc ‡	134,428	3,716
Kilroy Realty Corp ‡	18,362	1,074
Lexington Realty Trust, Cl B ‡	66,500	756
QTS Realty Trust Inc, Cl A ‡(A)	2,133	145
Rexford Industrial Realty Inc ‡	35,571	1,707
Service Properties Trust ‡	37,100	305
Terreno Realty Corp ‡	8,767	523
VEREIT Inc ‡	167,100	1,123
Welltower Inc ‡	70,700	4,067
Xenia Hotels & Resorts Inc ‡	42,100	378

		25,916

Utilities — 2.1%
Duke Energy Corp	25,500	2,049
Evergy Inc	39,900	2,123
Exelon Corp	62,400	2,303
IDACORP Inc	7,001	629
MDU Resources Group Inc	86,850	2,051
NextEra Energy Inc	30,450	8,501
Pinnacle West Capital Corp	18,310	1,343
Public Service Enterprise Group Inc	31,200	1,630
UGI Corp	19,250	665

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp	42,000	$808

		22,102

Total Common Stock
(Cost $774,203) ($ Thousands)		1,008,381

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.140% **†(B)	15,758,129	15,764

Total Affiliated Partnership
(Cost $15,759) ($ Thousands)		15,764

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	20,671,595	20,672

Total Cash Equivalent
(Cost $20,672) ($ Thousands)		20,672

Total Investments in Securities — 101.4%
(Cost $810,634) ($ Thousands)		$1,044,817

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	77	Sep-2020	$12,990	$13,471	$481
S&P Mid Cap 400 Index E-MINI	6	Sep-2020	1,158	1,155	(3)

			$14,148	$14,626	$478

Percentages are based on Net Assets of $1,030,883 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $15,212 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $15,764 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P– Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,008,381	–	–	1,008,381
Affiliated Partnership	–	15,764	–	15,764
Cash Equivalent	20,672	–	–	20,672

Total Investments in Securities	1,029,053	15,764	–	1,044,817

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	481	–	–	481
Unrealized Depreciation	(3)	–	–	(3)

Total Other Financial Instruments	478	–	–	478

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 28,649	$ 48,543	$ (61,423)	$ 1	$ (6)	$ 15,764	15,758,129	$ 25	$ –
SEI Daily Income Trust, Government Fund, Cl F	12,188	71,744	(63,260)	–	–	20,672	20,671,595	1	–

Totals	$ 40,837	$ 120,287	$ (124,683)	$ 1	$ (6)	$ 36,436		$ 26	$ –

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%
Communication Services — 6.8%
Activision Blizzard Inc	54,700	$4,569
Alphabet Inc, Cl A *	9,813	15,991
Alphabet Inc, Cl C *	4,661	7,617
Altice USA Inc, Cl A *	81,800	2,256
AT&T Inc	186,000	5,545
Cable One Inc	1,175	2,162
CenturyLink Inc	46,000	495
Comcast Corp, Cl A	42,800	1,918
Electronic Arts Inc *	21,800	3,040
Facebook Inc, Cl A *	114,413	33,546
Interpublic Group of Cos Inc/The	155,250	2,757
Netflix Inc *	4,226	2,238
Take-Two Interactive Software Inc *	11,100	1,900
Verizon Communications Inc	186,306	11,042
ViacomCBS Inc, Cl B	38,649	1,076
Zynga Inc, Cl A *	246,478	2,233

		98,385

Consumer Discretionary — 9.4%
Aaron’s Inc	7,900	442
Adient PLC *	4,300	75
Advance Auto Parts Inc	17,697	2,766
Amazon.com Inc *	11,376	39,258
American Outdoor Brands Inc *	3,450	53
Asbury Automotive Group Inc *	4,700	497
AutoNation Inc *	24,100	1,370
BorgWarner Inc (A)	168,557	6,842
Bright Horizons Family Solutions Inc *	3,324	442
Brunswick Corp/DE	35,426	2,192
CarMax Inc *	15,599	1,668
Dollar General Corp	30,243	6,105
Dollar Tree Inc *	2,500	241
DR Horton Inc	38,369	2,738
eBay Inc	79,500	4,355
Etsy Inc *	17,564	2,102
Floor & Decor Holdings Inc, Cl A *	10,689	783
General Motors Co	102,800	3,046
Gentex Corp	49,494	1,339
Home Depot Inc/The	44,296	12,626
Lear Corp	1,340	153
Leggett & Platt Inc	68,827	2,822
LKQ Corp *	57,200	1,815
Lowe’s Cos Inc	102,164	16,826
M/I Homes Inc *	17,500	745
McDonald’s Corp	17,900	3,822
NIKE Inc, Cl B	4,793	536
O’Reilly Automotive Inc *	4,400	2,049
Penn National Gaming Inc *	16,100	823
Pinterest Inc, Cl A *	32,985	1,213
Pool Corp	1,946	638
PulteGroup Inc	32,742	1,460

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qurate Retail Inc *	80,900	$894
Ross Stores Inc	65,777	5,991
Smith & Wesson Brands Inc *	14,000	256
Sonic Automotive Inc, Cl A	8,300	351
Target Corp	38,400	5,806
World Fuel Services Corp	12,300	325

		135,465

Consumer Staples — 7.6%
Altria Group Inc	262,254	11,471
Coca-Cola Co/The	87,107	4,314
Coca-Cola European Partners PLC	100,362	4,131
Conagra Brands Inc	152,201	5,838
Costco Wholesale Corp	12,585	4,375
Coty Inc, Cl A	185,100	663
General Mills Inc	34,000	2,174
Herbalife Nutrition Ltd *	41,400	2,035
J M Smucker Co/The	29,662	3,565
Keurig Dr Pepper Inc (A)	82,900	2,473
Kimberly-Clark Corp	6,100	962
Kraft Heinz Co/The	70,800	2,481
Kroger Co/The	250,087	8,923
Mondelez International Inc, Cl A	64,087	3,744
Monster Beverage Corp *	11,229	942
PepsiCo Inc	11,200	1,569
Philip Morris International Inc	52,419	4,183
Pilgrim’s Pride Corp *	16,100	258
Procter & Gamble Co/The	130,409	18,039
Sysco Corp	197,998	11,908
Tyson Foods Inc, Cl A	26,600	1,670
Unilever NV	75,472	4,377
Walgreens Boots Alliance Inc	37,400	1,422
Walmart Inc	59,400	8,248

		109,765

Energy — 2.0%
Cabot Oil & Gas Corp, Cl A	2,310	44
Chevron Corp	131,581	11,044
Cimarex Energy Co	17,900	497
Devon Energy Corp	156,011	1,696
Diamondback Energy Inc	3,300	128
EOG Resources Inc	9,300	422
Exxon Mobil Corp	72,900	2,912
HollyFrontier Corp	8,700	208
Kinder Morgan Inc	169,700	2,345
Marathon Petroleum Corp	120,012	4,256
Phillips 66	12,100	707
Pioneer Natural Resources Co	30,131	3,131
TechnipFMC PLC	112,500	866

		28,256

Financials — 10.0%
Affiliated Managers Group Inc	21,900	1,503

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aflac Inc	148,262	$5,385
Allstate Corp/The	88,783	8,257
Ally Financial	84,777	1,940
Ameriprise Financial Inc	18,200	2,854
Annaly Capital Management Inc ‡	224,300	1,649
Arch Capital Group Ltd *	89,141	2,811
Bank of America Corp	479,645	12,346
Bank of New York Mellon Corp/The	20,100	743
BankUnited Inc	13,700	320
Berkshire Hathaway Inc, Cl B *	10,700	2,333
BlackRock Inc, Cl A	5,640	3,351
Brighthouse Financial Inc *	33,900	1,029
Brown & Brown Inc	13,203	613
Capital One Financial Corp	169,940	11,731
Cboe Global Markets Inc	19,000	1,744
Citigroup Inc	172,190	8,802
Citizens Financial Group Inc	133,031	3,442
Comerica Inc	64,900	2,565
Equitable Holdings Inc	38,400	814
Evercore Inc, Cl A	9,200	569
Federated Hermes Inc, Cl B	6,400	153
First BanCorp/Puerto Rico	5,600	32
Goldman Sachs Group Inc/The	16,600	3,401
Hanover Insurance Group Inc/The	2,802	287
Hilltop Holdings Inc	1,300	27
Huntington Bancshares Inc/OH	87,800	826
Intercontinental Exchange Inc	1,854	197
JPMorgan Chase & Co	28,800	2,885
Lincoln National Corp	10,700	386
Marsh & McLennan Cos Inc	50,089	5,756
MetLife Inc	126,200	4,854
MGIC Investment Corp	164,000	1,504
MSCI Inc, Cl A	9,164	3,421
Old Republic International Corp	42,300	681
PacWest Bancorp	58,600	1,118
Popular Inc	41,300	1,530
Regions Financial Corp	233,100	2,695
S&P Global Inc	7,600	2,785
SLM Corp	34,600	264
Starwood Property Trust Inc ‡	63,800	995
State Street Corp	77,041	5,246
Synchrony Financial	79,100	1,962
Synovus Financial Corp	34,200	748
TPG RE Finance Trust Inc	71,300	629
Travelers Cos Inc/The	54,824	6,362
US Bancorp	107,070	3,897
Voya Financial Inc	63,020	3,271
Wells Fargo & Co	198,700	4,799

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Towers Watson PLC	47,353	$9,733

		145,245

Health Care — 15.9%
Abbott Laboratories	55,300	6,054
AbbVie Inc	113,096	10,831
Agilent Technologies Inc	50,594	5,081
Alexion Pharmaceuticals Inc *	29,999	3,426
AmerisourceBergen Corp, Cl A	55,236	5,360
Amgen Inc	36,767	9,314
Anthem Inc	13,400	3,772
Baxter International Inc	8,200	714
Becton Dickinson and Co	56,322	13,673
Biogen Inc *	17,138	4,930
Bio-Rad Laboratories Inc, Cl A *	5,323	2,707
Bristol-Myers Squibb Co	81,100	5,044
Cardinal Health Inc	13,934	707
Catalent Inc *	3,363	311
Charles River Laboratories International Inc *	615	135
Chemed Corp	3,609	1,866
Cigna Corp	33,044	5,861
CVS Health Corp	97,015	6,027
Danaher Corp	22,150	4,573
Edwards Lifesciences Corp *	49,818	4,276
Eli Lilly and Co	26,400	3,917
Envista Holdings Corp *	15,900	381
Gilead Sciences Inc	53,200	3,551
Horizon Therapeutics Plc *	39,093	2,937
Humana Inc	20,809	8,639
IDEXX Laboratories Inc *	230	90
Incyte Corp *	23,725	2,286
IQVIA Holdings Inc *	9,100	1,490
Jazz Pharmaceuticals PLC *	17,700	2,379
Johnson & Johnson	105,287	16,152
Masimo Corp *	3,629	813
Medpace Holdings Inc *	1,100	143
Medtronic PLC	116,677	12,539
Merck & Co Inc	334,524	28,525
Mylan NV *	23,900	391
PerkinElmer Inc	1,400	165
Pfizer Inc	106,800	4,036
Premier Inc, Cl A	4,200	138
Quidel Corp *	1,600	281
Regeneron Pharmaceuticals Inc *	1,300	806
ResMed Inc	1,000	181
STERIS PLC	6,500	1,038
Thermo Fisher Scientific Inc	11,555	4,957
United Therapeutics Corp *	7,000	749
UnitedHealth Group Inc	58,703	18,348
Universal Health Services Inc, Cl B	4,600	508
Vertex Pharmaceuticals Inc *	16,356	4,565

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
West Pharmaceutical Services Inc	19,002	$5,396
Zimmer Biomet Holdings Inc	53,406	7,524
Zoetis Inc, Cl A	14,100	2,257

		229,844

Industrials — 9.6%
3M Co	39,227	6,395
A O Smith Corp	48,282	2,364
Acuity Brands Inc	7,800	853
ADT Inc	73,900	787
AGCO Corp	13,281	944
Allison Transmission Holdings Inc, Cl A	92,249	3,309
Altra Industrial Motion Corp	15,800	617
AMETEK Inc	111,625	11,241
Atkore International Group Inc *	44,800	1,198
Barrett Business Services Inc	3,600	207
BMC Stock Holdings Inc *	37,200	1,485
Crane Co	28,500	1,611
CSX Corp	42,000	3,211
EMCOR Group Inc	9,100	683
Emerson Electric Co	4,200	292
Fortune Brands Home & Security Inc	23,587	1,983
Gates Industrial Corp PLC *	38,900	439
GMS Inc *	28,100	744
HD Supply Holdings Inc *	12,000	476
Honeywell International Inc	64,280	10,641
Huntington Ingalls Industries Inc	300	46
IAA Inc *	12,289	643
Illinois Tool Works Inc	14,173	2,800
ITT Inc	3,184	200
Kansas City Southern	3,436	626
Kforce Inc	7,300	251
Knight-Swift Transportation Holdings Inc, Cl A	10,100	459
L3Harris Technologies Inc	44,006	7,954
Lockheed Martin Corp	9,100	3,551
ManpowerGroup Inc	10,000	733
Masco Corp	103,900	6,057
Nielsen Holdings PLC	43,100	659
Nordson Corp	14,741	2,749
Northrop Grumman Corp	9,600	3,289
nVent Electric PLC	24,800	474
Old Dominion Freight Line Inc	17,185	3,475
Oshkosh Corp	10,500	809
Otis Worldwide Corp	104,104	6,548
Owens Corning	35,500	2,401
PACCAR Inc	41,428	3,556
Pentair PLC	7,700	348
Quanta Services Inc	12,400	636
Raytheon Technologies Corp	120,423	7,346
Regal Beloit Corp	14,694	1,453
Republic Services Inc, Cl A	24,897	2,308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rexnord Corp	43,300	$1,254
Rockwell Automation Inc	28,823	6,644
Sensata Technologies Holding PLC *	47,820	1,991
SkyWest Inc	6,600	222
SPX Corp *	7,600	318
Standex International Corp	3,000	174
Stanley Black & Decker Inc	35,956	5,800
Trane Technologies PLC	10,222	1,210
TransUnion	20,900	1,812
UFP Industries Inc	34,600	2,054
Union Pacific Corp	3,000	577
United Rentals Inc *	12,400	2,195
Werner Enterprises Inc	3,900	179
WW Grainger Inc	13,313	4,865

		138,146

Information Technology — 23.3%
Accenture PLC, Cl A	23,200	5,566
Adobe Inc *	9,400	4,826
Advanced Micro Devices Inc *	45,812	4,161
Akamai Technologies Inc *	2,300	268
Amdocs Ltd	8,261	506
Amphenol Corp, Cl A	8,993	987
Apple Inc	552,492	71,294
Applied Materials Inc	94,220	5,804
Arrow Electronics Inc *	22,249	1,748
Autodesk Inc *	13,100	3,219
Automatic Data Processing Inc	29,107	4,048
Booz Allen Hamilton Holding Corp, Cl A	24,124	2,124
Broadcom Inc	12,300	4,270
CACI International Inc, Cl A *	6,600	1,546
Cadence Design Systems Inc *	2,100	233
CDW Corp/DE	28,558	3,246
Cisco Systems Inc	192,900	8,144
Cognizant Technology Solutions Corp, Cl A	56,900	3,804
Datadog Inc, Cl A *(A)	16,545	1,382
DocuSign Inc, Cl A *	6,304	1,406
DXC Technology Co	39,800	795
Entegris Inc	11,977	801
Euronet Worldwide Inc *	13,839	1,431
Everbridge Inc *	779	116
Fastly Inc, Cl A *(A)	4,692	436
Fortinet Inc *	4,900	647
Global Payments Inc	64,213	11,341
GoDaddy Inc, Cl A *	32,400	2,711
Hewlett Packard Enterprise Co	216,400	2,093
Intel Corp	118,600	6,043
International Business Machines Corp	21,500	2,651
Intuit Inc	29,389	10,151
Jabil Inc	54,500	1,861
KBR Inc	7,900	197
KLA Corp	6,700	1,374

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lam Research Corp	15,804	$5,315
Leidos Holdings Inc	22,100	2,000
Mastercard Inc, Cl A	7,316	2,620
Microchip Technology Inc	43,301	4,750
Micron Technology Inc *	81,700	3,718
Microsoft Corp	307,912	69,443
MKS Instruments Inc	4,300	514
Monolithic Power Systems Inc	6,153	1,644
Motorola Solutions Inc	46,061	7,128
NortonLifeLock Inc	41,214	969
NVIDIA Corp	23,867	12,768
Oracle Corp	142,574	8,158
PayPal Holdings Inc *	41,307	8,432
PTC Inc *	11,556	1,056
Qorvo Inc *	4,107	527
QUALCOMM Inc	119,132	14,189
Semtech Corp *	7,600	446
Skyworks Solutions Inc	6,080	881
Square Inc, Cl A *	21,875	3,490
Synopsys Inc *	8,403	1,860
Texas Instruments Inc	5,228	743
Ubiquiti Inc	1,700	309
Visa Inc, Cl A	4,400	933
VMware Inc, Cl A *	15,800	2,282
Xerox Holdings Corp	117,000	2,207
Xilinx Inc	90,933	9,472

		337,084

Materials — 3.4%
Air Products and Chemicals Inc	24,168	7,063
AptarGroup Inc	32,992	3,906
Arconic Corp *	4,975	111
Ashland Global Holdings Inc	20,957	1,544
Avery Dennison Corp	57,630	6,650
Avient Corp	6,700	171
Axalta Coating Systems Ltd *	41,299	985
Boise Cascade Co	5,200	238
Celanese Corp, Cl A	5,800	587
Corteva Inc	96,100	2,744
Dow Inc	37,200	1,679
Eastman Chemical Co	399	29
Ecolab Inc	35,136	6,925
Freeport-McMoRan Inc, Cl B	227,489	3,551
Linde PLC	2,700	674
LyondellBasell Industries NV, Cl A	24,700	1,617
Newmont Corp	48,500	3,263
Reliance Steel & Aluminum Co	3,727	391
RPM International Inc	18,514	1,569
Scotts Miracle-Gro Co/The, Cl A	7,952	1,340
Sensient Technologies Corp	4,400	243
Sherwin-Williams Co/The	2,300	1,543
Silgan Holdings Inc	4,574	174

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steel Dynamics Inc	56,500	$1,668
Westrock Co	14,500	440

		49,105

Real Estate — 2.4%
American Homes 4 Rent, Cl A ‡	94,853	2,717
Apple Hospitality REIT Inc ‡	46,100	469
Columbia Property Trust Inc ‡	33,000	389
CoreCivic Inc ‡	59,300	552
Corporate Office Properties Trust ‡	15,589	384
Crown Castle International Corp ‡	72,130	11,775
Duke Realty Corp ‡	83,405	3,215
Equinix Inc ‡	1,300	1,027
First Industrial Realty Trust Inc ‡	11,404	486
Franklin Street Properties Corp ‡	22,900	102
Gaming and Leisure Properties Inc ‡	61,330	2,229
Invitation Homes Inc ‡	76,100	2,179
Kilroy Realty Corp ‡	34,119	1,997
MGM Growth Properties LLC, Cl A ‡	30,400	853
Prologis Inc ‡	6,100	621
Rexford Industrial Realty Inc ‡	54,585	2,619
SBA Communications Corp, Cl A ‡	3,311	1,013
Weyerhaeuser Co ‡	88,700	2,689

		35,316

Utilities — 2.8%
AES Corp/The	231,600	4,111
Duke Energy Corp	27,900	2,242
Entergy Corp	16,000	1,586
Exelon Corp	92,300	3,407
IDACORP Inc	17,697	1,591
National Fuel Gas Co	34,200	1,561
NextEra Energy Inc	28,729	8,020
NRG Energy Inc	37,800	1,301
OGE Energy Corp	5,600	178
Pinnacle West Capital Corp	35,089	2,574
PPL Corp	98,200	2,713
Public Service Enterprise Group Inc	50,200	2,622
Sempra Energy	22,500	2,782
Southern Co/The	40,600	2,119
UGI Corp	57,400	1,982
Vistra Corp	90,400	1,738

		40,527

Total Common Stock
(Cost $1,000,665) ($ Thousands)		1,347,138

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills 0.168%, 09/17/2020 (C)	$120	$120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

	Shares
AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.140% **†(B)	10,426,677	10,427

Total Affiliated Partnership (Cost $10,428) ($ Thousands)		10,427

CASH EQUIVALENT — 7.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	103,365,734	103,366

Total Cash Equivalent
(Cost $103,366) ($ Thousands)		103,366

Total Investments in Securities — 101.1% (Cost $1,114,579) ($ Thousands)		$1,461,051

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	78	Sep-2020	$13,471	$13,646	$175

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swaps as of August 31, 2020:

United States Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
9,700	AGCO CORP	USD	$709	$ (18)	-0.76%
13,700	ALEXION PHARM	USD	1,408	160	6.79
4,000	AMEDISYS INC	USD	934	35	1.48
16,300	AMERIPRISE FINANCIAL INC	USD	2,573	2	0.08
5,122	AMAZON.COM INC	USD	16,300	1,438	61.01
1,600	AUTONATION INC	USD	94	(4)	-0.17
24,200	ARROW ELECTRONICS INC	USD	1,852	49	2.08
-	BILL.COM HOLDINGS INC	USD	-	(63)	-2.67
4,614	BIO-RAD LABORATORIES-A	USD	2,362	(18)	-0.76
49,000	BJ’S WHOLESALE C	USD	2,096	90	3.82
1,200	BOOKING HOLDINGS INC	USD	2,104	189	8.02
1,472	BERKSHIRE HATH-B	USD	304	17	0.72
66,500	CONAGRA BRANDS INC	USD	2,530	20	0.85
11,600	CASEY’S GENERAL	USD	2,050	14	0.59
26,500	CHURCH & DWIGHT CO INC	USD	2,538	6	0.25
6,300	CHARTER COMMUN-A	USD	3,811	69	2.93
122,100	CENTERPOINT ENERGY INC	USD	2,521	(57)	-2.42
11,500	CITRIX SYSTEMS INC	USD	1,588	86	3.65

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

United States Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
17,600	DROPBOX INC-CLASS A	USD	360	13	0.55
-	WALT DISNEY CO/THE	USD	-	1	0.04
20,100	ELECTRONIC ARTS INC	USD	2,831	(28)	-1.19
2,900	EMERGENT BIOSOLUTIONS INC	USD	387	(61)	-2.59
19,400	EURONET WORLDWIDE INC	USD	1,975	36	1.53
99,100	EQUITABLE HOLDINGS INC	USD	2,125	(8)	-0.34
84,900	FIRSTENERGY CORP	USD	2,457	2	0.08
3,809	FAIR ISAAC CORP	USD	1,655	(55)	-2.33
19,800	FORTINET INC	USD	2,564	51	2.16
4,500	GILEAD SCIENCES INC	USD	306	(7)	-0.3
27,600	GAMING AND LEISU	USD	1,016	(13)	-0.55
5,915	ALPHABET INC-CL A	USD	8,969	705	29.91
170,000	HUNTINGTON BANCSHARES INC	USD	1,663	(63)	-2.67
38,400	HD SUPPLY HOLDINGS INC	USD	1,597	(75)	-3.18
8,900	HARTFORD FINL SV	USD	372	(10)	-0.42
7,278	HUMANA INC	USD	3,057	(41)	-1.74
1,007	ILLUMINA INC	USD	357	3	0.13
201,100	KEYCORP	USD	2,502	16	0.68
40,200	KNIGHT-SWIFT TRA	USD	1,761	66	2.8
74,500	KROGER CO	USD	2,682	(13)	-0.55
-	KOHLS CORP	USD	-	(34)	-1.44
6,900	LITHIA MOTORS INC-CL A	USD	1,836	(124)	-5.26
98,100	LIBERTY GLOBAL PLC- C	USD	2,074	194	8.23
2,000	LHC GROUP INC	USD	400	18	0.76
29,800	LKQ CORP	USD	934	18	0.76
6,100	LOWE’S COS INC	USD	991	16	0.68
7,600	LANDSTAR SYSTEM INC	USD	991	24	1.02
42,300	MASCO CORP	USD	2,504	(38)	-1.61
17,800	MCKESSON CORP	USD	2,769	(34)	-1.44
-	MGM RESORTS INTERNATIONAL	USD	-	5	0.21
25,400	MARSH & MCLENNAN COS	USD	2,959	(45)	-1.91
600	ALTRIA GROUP INC	USD	26	5	0.21
95,900	MOSAIC CO/THE	USD	1,712	42	1.78
91,800	NATL OILWELL VAR	USD	1,171	(73)	-3.1
39,600	NEWS CORP - CLASS A	USD	599	-	-
90,600	NY COMM BANCORP	USD	875	(59)	-2.5
6,300	PALO ALTO NETWORKS INC	USD	1,691	(72)	-3.05
19,300	PULTEGROUP INC	USD	896	(37)	-1.57
20,200	PERKINELMER INC	USD	2,409	(35)	-1.48
6,549	POOL CORP	USD	2,135	17	0.72
9,800	QUANTA SERVICES INC	USD	499	4	0.17
1,300	PAYPAL HOLDINGS INC	USD	255	12	0.51
451	REGENERON PHARMACEUTICALS	USD	280	-	-
16,000	RELIANCE STEEL & ALUMINUM	USD	1,706	(19)	-0.81
1,616	SBA COMMUNICATIONS CORP	USD	497	(2)	-0.08
12,500	SITEONE LANDSCAP	USD	1,601	(39)	-1.65
27,000	SCHNEIDER NATL-B	USD	713	19	0.81
14,400	SYNNEX CORP	USD	1,838	(7)	-0.3
29,300	SENSATA TECHNOLO	USD	1,213	8	0.34
2,090	THERMO FISHER	USD	871	26	1.1
-	LENDINGTREE INC	USD	-	(20)	-0.85
1,200	T ROWE PRICE GROUP INC	USD	166	1	0.04
8,500	UNIVERSAL HLTH-B	USD	972	(35)	-1.48
1,000	UNITED PARCEL-B	USD	161	2	0.08
3,200	UNITED RENTALS INC	USD	573	(4)	-0.17
2,000	UNITED THERAPEUTICS CORP	USD	222	(10)	-0.42
86,500	WELLS FARGO & CO	USD	2,117	(19)	-0.81
49,500	WEYERHAEUSER CO	USD	1,432	72	3.05
-	UNITED STATES STEEL CORP	USD	-	9	0.38
6,500	XPO LOGISTICS INC	USD	536	37	1.57

			$127,034	$ 2,357	100.00%

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Continued)

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swaps as of August 31, 2020:

United States Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
(62,900)	AMERICAN AIRLINE	USD	$(794)	$(31)	3.33%
(22,300)	ADAPTIVE BIOTECHNOLOGIES	USD	(915)	(13)	1.39
(95,900)	AMCOR PLC	USD	(1,085)	44	-4.72
(19,400)	ARES CAPITAL CORP	USD	(278)	(8)	0.86
(7,600)	ARES MANAGEMENT CORP - A	USD	(307)	(1)	0.11
(8,400)	ARENA PHARMACEUTICALS INC	USD	(555)	(34)	3.65
(6,100)	ATMOS ENERGY CORP	USD	(635)	36	-3.86
(10,500)	AMERICAN STATES WATER CO	USD	(826)	25	-2.68
(9,634)	BOEING CO/THE	USD	(1,657)	(1)	0.11
(10,300)	BRIDGEBIO PHARMA INC	USD	(307)	(1)	0.11
(11,300)	BLUEBIRD BIO INC	USD	(704)	37	-3.97
(13,800)	BANK OF HAWAII CORP	USD	(804)	36	-3.86
(12,900)	BOK FINANCIAL CORPORATION	USD	(759)	29	-3.11
(7,900)	BLUEPRINT MEDICINES CORP	USD	(597)	(14)	1.5
(25,400)	BLACKSTONE MOR-A	USD	(615)	11	-1.18
(7,200)	BEYOND MEAT INC	USD	(904)	(77)	8.26
(17,700)	COMMERCE BANCSHARES INC	USD	(1,076)	23	-2.47
(6,300)	COMMUNITY BANK SYSTEM INC	USD	(367)	(13)	1.39
(43,200)	CHANGE HEALTHCARE INC	USD	(554)	(60)	6.44
(9,700)	DECIPHERA PHARMA	USD	(449)	14	-1.5
(11,700)	DATADOG INC - CLASS A	USD	(976)	(1)	0.11
(25,900)	DYNATRACE INC	USD	(992)	(162)	17.38
(13,100)	ELASTIC NV	USD	(1,214)	(253)	27.15
(9,500)	EXPEDIA GROUP INC	USD	(833)	(106)	11.37
(15,400)	FATE THERAPEUTICS INC	USD	(547)	(14)	1.5
(50,800)	FIRST HAWAIIAN INC	USD	(911)	61	-6.55
(12,100)	AMICUS THERAPEUTICS INC	USD	(180)	4	-0.43
(9,700)	FOX FACTORY HOLDING CORP	USD	(1,072)	98	-10.52
(13,600)	FIRST REPUBLIC BANK/CA	USD	(1,571)	36	-3.86
(13,000)	GATX CORP	USD	(859)	(12)	1.29
(20,100)	GLACIER BANCORP INC	USD	(736)	32	-3.43
(1,669)	GRAHAM HOLDING-B	USD	(685)	(30)	3.22
(6,200)	GOOSEHEAD INSU-A	USD	(600)	(45)	4.83
(14,400)	HOWARD HUGHES CORP/THE	USD	(809)	(47)	5.04
(41,300)	HOME BANCSHARES INC	USD	(714)	41	-4.4
(87,800)	H&R BLOCK INC	USD	(1,329)	57	-6.12
(47,600)	HOST HOTELS & RESORTS INC	USD	(518)	(19)	2.04
(18,300)	INSMED INC	USD	(509)	(8)	0.86
(4,900)	INSPIRE MEDICAL	USD	(526)	(62)	6.65
(73,700)	JETBLUE AIRWAYS CORP	USD	(820)	(33)	3.54
(10,000)	KKR & CO INC	USD	(360)	1	-0.11
(4,500)	KINSALE CAPITAL GROUP INC	USD	(891)	(43)	4.61
(4,600)	QUAKER CHEMICAL CORP	USD	(914)	41	-4.4
(4,547)	L3HARRIS TECHNOLOGIES INC	USD	(826)	4	-0.43
(13,900)	LEMONADE INC	USD	(855)	40	-4.29
(30,300)	LIVE NATION ENTE	USD	(1,542)	(193)	20.71
(27,400)	MEDALLIA INC	USD	(832)	(168)	18.03
(8,600)	MERCURY SYSTEMS INC	USD	(670)	20	-2.15
(4,900)	MIRATI THERAPEUTICS INC	USD	(707)	(26)	2.79
(35,900)	NORWEGIAN CRUISE	USD	(559)	(60)	6.44
(88,900)	NEW RESIDENT	USD	(716)	28	-3
(22,400)	ONEOK INC	USD	(649)	35	-3.76
(8,600)	1LIFE HEALTHCARE INC	USD	(250)	(1)	0.11
(41,100)	OWL ROCK CAPITAL CORP	USD	(505)	(3)	0.32
(140,200)	P G & E CORP	USD	(1,286)	(2)	1.29
(9,800)	PENNYMAC FINANCI	USD	(486)	(35)	3.76
(84,000)	PARK HOTELS & RESORTS INC	USD	(742)	(62)	6.65
(6,500)	PALOMAR HOLDINGS INC	USD	(704)	(26)	2.79
(21,100)	PLUG POWER INC	USD	(257)	(18)	1.93
(21,500)	PINNACLE FINL	USD	(929)	70	-7.51
(46,300)	PLURALSIGHT INC - A	USD	(972)	89	-9.55
(9,700)	REATA PHARMACE-A	USD	(1,016)	-	-
(9,300)	ROCKET COS INC-CLASS A	USD	(177)	(88)	9.44
(7,500)	ROKU INC	USD	(1,093)	(223)	23.93

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Disciplined Equity Fund (Concluded)

United States Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
(41,000)	SABRE CORP	USD	(330)	45	-4.83
(12,400)	SAGE THERAPEUTICS INC	USD	(662)	15	-1.61
(22,900)	SANTANDER CONSUMER USA HOLDI	USD	(404)	4	-0.43
(113)	SEABOARD CORP	USD	(314)	11	-1.18
(6,700)	SVB FINANCIAL GROUP	USD	(1,646)	(69)	7.4
(8,800)	SIMON PROPERTY GROUP INC	USD	(600)	2	-0.21
(25,700)	SPIRIT AEROSYS-A	USD	(537)	8	-0.86
(8,300)	SORRENTO THERAPEUTICS INC	USD	(100)	36	-3.86
(16,200)	SOUTH STATE CORP	USD	(970)	63	-6.76
(44,800)	STARWOOD PROPERT	USD	(717)	18	-1.93
(10,200)	TOOTSIE ROLL INDS	USD	(334)	7	-0.75
(21,400)	UNITED AIRLINES	USD	(736)	(38)	4.08
(75,000)	UMPQUA HOLDINGS CORP	USD	(881)	20	-2.15
(58,400)	VIACOMCBS INC - CLASS B	USD	(1,590)	(39)	4.18
(4,200)	VIR BIOTECHNOLOGY INC	USD	(225)	57	-6.12
(20,300)	VORNADO REALTY TRUST	USD	(714)	(27)	2.9
(67,100)	VERTIV HOLDINGS CO	USD	(1,057)	(35)	3.76
(11,600)	VIASAT INC	USD	(479)	19	-2.04
(29,700)	ESSENTIAL UTILITIES INC	USD	(1,327)	62	-6.64

			$(62,150)	$(932)	100.00%

Percentages are based on Net Assets of $1,445,319 ($ Thousands).
*	Non-income producing security.
**	The rare reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $10,052 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $10,427 ($ Thousands).
(C)	The rate reported is the 7-day effective yield as of August 31, 2020.

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,347,138	–	–	1,347,138
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	10,427	–	10,427
Cash Equivalent	103,366	–	–	103,366

Total Investments in Securities	1,450,504	10,547	–	1,461,051

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	175	–	–	175
Total Return Swaps*
Unrealized Appreciation	–	2,357	–	2,357
Unrealized Depreciation	–	(932)	–	(932)

Total Other Financial Instruments	175	1,425	–	1,600

*Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 22,577	$ 35,954	$ (48,101)	$ 2	$ (5)	$ 10,427	10,426,677	$ 6	$ —
SEI Daily Income Trust, Government Fund, Cl F	37,160	171,642	(105,436)	—	—	103,366	103,365,734	2	—

Totals	$ 59,737	$ 207,596	$ (153,537)	$ 2	$ (5)	$ 113,793		$ 8	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.6%

Communication Services — 10.4%
Activision Blizzard Inc	46,356	$3,872
Alphabet Inc, Cl A *	18,129	29,542
Alphabet Inc, Cl C *	17,899	29,250
Altice USA Inc, Cl A *	18,500	510
AT&T	434,585	12,955
Cable One Inc	257	473
CenturyLink Inc (A)	62,106	668
Charter Communications Inc, Cl A *	9,197	5,662
Comcast Corp, Cl A	272,550	12,213
Discovery Inc, Cl A *(A)	8,000	176
Discovery Inc, Cl C *	23,300	465
DISH Network Corp, Cl A *	15,226	541
Electronic Arts Inc *	17,365	2,422
Facebook Inc, Cl A *	145,300	42,602
Fox Corp	31,527	877
GCI Liberty Inc *	4,949	400
IAC *	4,532	603
Interpublic Group of Cos Inc	23,275	413
John Wiley & Sons Inc, Cl A	3,842	122
Liberty Broadband Corp, Cl A *	1,280	177
Liberty Broadband Corp, Cl C *	7,008	982
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	58
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	476
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	146
Liberty Media Corp-Liberty SiriusXM, Cl C *	9,721	350
Lions Gate Entertainment Corp, Cl A *(A)	4,900	48
Lions Gate Entertainment Corp, Cl B *	10,883	99
Live Nation Entertainment Inc *	7,300	415
Madison Square Garden Entertainment *	1,086	82
Madison Square Garden Sports Corp, Cl A *	1,086	178
Match Group *	13,296	1,485
Netflix Inc *	25,600	13,557
New York Times Co, Cl A (A)	8,800	381
News Corp	10,800	163
News Corp, Cl A	25,546	386
Nexstar Media Group Inc, Cl A	2,400	230
Omnicom Group Inc	12,744	689
Roku Inc, Cl A *(A)	6,200	1,076
Sirius XM Holdings Inc (A)	79,600	467
Spotify Technology SA *	8,100	2,285
Take-Two Interactive Software Inc *	7,300	1,250
Telephone and Data Systems	4,280	99
T-Mobile US Inc *	33,892	3,954
TripAdvisor Inc	5,767	135
Twitter Inc *	45,560	1,849
United States Cellular Corp *	831	30
Verizon Communications	252,376	14,958
ViacomCBS, Cl B (A)	29,386	818
ViacomCBS Inc	715	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney Co	110,150	$14,525
World Wrestling Entertainment Inc, Cl A	2,200	97
Zillow Group Inc, Cl A *	2,643	225
Zillow Group Inc, Cl C *(A)	8,286	711
Zynga Inc, Cl A *	50,500	457

		206,626

Consumer Discretionary — 12.4%
Advance Auto Parts Inc	3,508	548
Amazon.com Inc *	25,689	88,652
Aptiv PLC	16,900	1,455
Aramark	15,300	422
AutoNation Inc *	3,032	172
AutoZone Inc *	1,507	1,803
Best Buy Co Inc	13,347	1,480
Booking Holdings *	2,532	4,837
BorgWarner Inc (A)	12,764	518
Bright Horizons Family Solutions Inc *	3,600	479
Brunswick Corp/DE	3,500	217
Burlington Stores Inc *	3,700	729
Capri Holdings Ltd *	7,300	116
CarMax Inc *	9,760	1,044
Carnival Corp, Cl A (A)	23,300	384
Carter’s Inc	3,300	263
Carvana Co, Cl A *(A)	3,400	734
Chegg Inc *	7,400	546
Chipotle Mexican Grill Inc, Cl A *	1,619	2,121
Choice Hotels International Inc	1,884	187
Columbia Sportswear Co	2,300	197
Darden Restaurants Inc	9,122	791
Dick’s Sporting Goods Inc	1,858	101
Dollar General Corp	15,500	3,129
Dollar Tree Inc *	15,234	1,467
Domino’s Pizza Inc	2,400	982
DR Horton Inc	20,368	1,454
Dunkin’ Brands Group Inc	5,500	418
eBay Inc	41,011	2,247
Etsy Inc *	6,700	802
Expedia Group Inc	7,822	768
Extended Stay America Inc	7,600	95
Five Below Inc *	3,000	328
Floor & Decor Holdings Inc, Cl A *	4,800	352
Foot Locker Inc	5,869	178
Ford Motor Co	237,284	1,618
frontdoor Inc *	4,700	205
Gap Inc/The	15,021	261
Garmin Ltd	8,700	901
General Motors	72,400	2,145
Gentex Corp	12,864	348
Genuine Parts Co	9,511	898
Graham Holdings Co, Cl B	157	67
Grand Canyon Education Inc *	2,300	216

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grubhub *	4,800	$347
H&R Block Inc	11,725	170
Hanesbrands Inc (A)	19,972	305
Harley-Davidson Inc (A)	10,003	277
Hasbro Inc	7,067	558
Hilton Worldwide Holdings Inc	16,633	1,503
Home Depot Inc	65,515	18,674
Hyatt Hotels Corp, Cl A	2,600	147
Kohl’s Corp	10,319	220
L Brands Inc	11,357	334
Las Vegas Sands	21,893	1,110
Lear	3,600	410
Leggett & Platt Inc	7,212	296
Lennar Corp, Cl A	16,790	1,256
Lennar Corp, Cl B	1,713	102
LKQ Corp *	18,400	584
Lowe’s Cos Inc	46,410	7,643
Lululemon Athletica Inc *	7,000	2,630
Marriott International Inc/MD, Cl A	16,294	1,677
Mattel Inc *	19,842	213
McDonald’s Corp	45,180	9,647
MGM Resorts International	29,739	669
Mohawk Industries Inc *	2,766	255
Newell Brands Inc	27,193	435
NIKE Inc, Cl B	74,468	8,332
Nordstrom Inc (A)	6,912	111
Norwegian Cruise Line Holdings Ltd *(A)	12,400	212
NVR Inc *	184	767
Ollie’s Bargain Outlet Holdings Inc *	2,800	268
O’Reilly Automotive Inc *	4,440	2,067
Peloton Interactive Inc, Cl A *	6,000	460
Penske Automotive Group Inc	1,800	85
Pinterest Inc, Cl A *	24,700	909
Planet Fitness Inc, Cl A *	4,700	286
Polaris Inc	2,700	273
Pool Corp	2,500	820
PulteGroup Inc	18,445	822
PVH Corp	3,300	184
Qurate Retail Inc *	28,230	312
Ralph Lauren, Cl A	3,180	219
Ross Stores	20,276	1,847
Royal Caribbean Cruises (A)	10,000	688
Service Corp International/US	10,894	497
ServiceMaster Global Holdings Inc *	6,200	247
Six Flags Entertainment Corp	3,500	76
Skechers USA Inc, Cl A *	8,500	254
Starbucks Corp	71,812	6,066
Tapestry Inc	13,967	206
Target Corp	30,985	4,685
Tempur Sealy International Inc *	1,700	145
Tesla Inc *	44,685	22,268
Thor Industries Inc	3,300	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tiffany & Co	7,125	$873
TJX Cos Inc	73,616	4,033
Toll Brothers Inc	8,751	369
Tractor Supply Co	7,400	1,101
Ulta Beauty Inc *	3,152	732
Under Armour Inc, Cl A *	10,700	105
Under Armour Inc, Cl C *(A)	8,821	78
Vail Resorts Inc	2,100	457
VF Corp	19,968	1,313
Wayfair Inc, Cl A *(A)	3,800	1,127
Wendy’s Co	13,075	274
Whirlpool Corp (A)	3,716	660
Williams-Sonoma Inc (A)	5,162	453
Wyndham Destinations Inc	4,768	138
Wyndham Hotels & Resorts Inc	5,768	302
Wynn Resorts Ltd	5,196	454
Yum China Holdings Inc	21,148	1,220
Yum! Brands Inc	18,348	1,759

		245,003

Consumer Staples — 6.3%
Altria Group	114,340	5,001
Archer-Daniels-Midland Co	34,479	1,543
Beyond Meat Inc *(A)	2,700	367
Boston Beer Co Inc, Cl A *	500	441
Brown-Forman Corp, Cl A	2,200	146
Brown-Forman Corp, Cl B	9,817	718
Bunge Ltd	8,800	401
Campbell Soup Co (A)	8,978	472
Casey’s General Stores Inc	1,900	338
Church & Dwight Co Inc	15,314	1,468
Clorox Co (A)	8,103	1,811
Coca-Cola	232,340	11,508
Colgate-Palmolive Co	50,350	3,991
Conagra Brands Inc	28,376	1,089
Constellation Brands Inc, Cl A	9,331	1,721
Costco Wholesale Corp	27,081	9,415
Coty Inc, Cl A	14,922	53
Energizer Holdings Inc (A)	2,941	136
Estee Lauder Cos Inc, Cl A	13,808	3,062
Flowers Foods Inc	10,325	253
General Mills Inc	38,492	2,462
Grocery Outlet Holding Corp *	3,800	156
Hain Celestial Group Inc/The *	3,300	108
Herbalife Nutrition Ltd *	6,500	320
Hershey Co	9,298	1,382
Hormel Foods Corp (A)	16,756	854
Ingredion Inc	4,100	330
J M Smucker Co	6,311	758
Kellogg Co	15,403	1,092
Keurig Dr Pepper Inc (A)	21,000	626
Kimberly-Clark Corp	20,718	3,269

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraft Heinz Co	39,402	$1,381
Kroger Co	48,646	1,736
Lamb Weston Holdings Inc	8,362	526
McCormick & Co Inc/MD	7,693	1,586
Molson Coors Beverage Co, Cl B	11,962	450
Mondelez International Inc, Cl A	86,806	5,071
Monster Beverage Corp *	22,987	1,928
Nu Skin Enterprises Inc, Cl A	3,900	184
PepsiCo Inc	83,452	11,688
Philip Morris International Inc	95,668	7,633
Pilgrim’s Pride Corp *	400	6
Post Holdings Inc *	3,800	335
Procter & Gamble Co	147,054	20,342
Reynolds Consumer Products	5,200	173
Seaboard Corp	16	43
Spectrum Brands Holdings Inc	2,918	174
Sprouts Farmers Market Inc *	9,000	210
Sysco Corp	28,348	1,705
TreeHouse Foods Inc *	3,000	128
Tyson Foods Inc, Cl A	18,565	1,166
US Foods Holding Corp *	13,000	317
Walgreens Boots Alliance Inc	42,825	1,628
Walmart Inc	83,779	11,633

		125,334

Energy — 2.1%
Antero Midstream Corp	10,700	72
Apache Corp	21,559	319
Baker Hughes Co, Cl A	38,040	543
Cabot Oil & Gas Corp, Cl A	23,700	450
Cheniere Energy Inc *	13,600	708
Chevron Corp	112,202	9,417
Cimarex Energy Co	6,900	192
Concho Resources Inc	13,424	698
ConocoPhillips	65,976	2,500
Continental Resources Inc/OK (A)	5,300	91
Devon Energy Corp	20,413	222
Diamondback Energy Inc	8,717	340
EOG Resources Inc	35,090	1,591
EQT Corp	11,619	184
Equitrans Midstream Corp	16,495	170
Exxon Mobil	254,138	10,151
Halliburton Co	51,036	826
Helmerich & Payne Inc	6,550	108
Hess Corp (A)	18,512	852
HollyFrontier Corp	7,026	168
Kinder Morgan Inc	125,122	1,729
Marathon Oil Corp	48,376	255
Marathon Petroleum	38,419	1,362
Murphy Oil Corp (A)	5,354	73
National Oilwell Varco Inc	23,180	278
Noble Energy Inc	24,324	242

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum	49,819	$635
ONEOK	24,558	675
Parsley Energy Inc, Cl A	17,300	186
Phillips 66	26,288	1,537
Pioneer Natural Resources Co	10,844	1,127
Schlumberger Ltd	82,255	1,564
Targa Resources Corp	14,800	252
Valero Energy	26,736	1,406
Williams	69,796	1,449
WPX Energy Inc *	23,648	131

		42,503

Financials — 9.7%
Affiliated Managers Group Inc	3,220	221
Aflac Inc	41,012	1,490
AGNC Investment Corp ‡	34,059	481
Alleghany Corp	999	554
Allstate Corp/The	18,925	1,760
Ally Financial Inc	23,500	538
American Express Co	40,234	4,087
American Financial Group Inc/OH	4,114	275
American International Group Inc	51,923	1,513
American National Group Inc	822	62
Ameriprise Financial Inc	7,680	1,204
Annaly Capital Management Inc ‡	86,211	634
Aon PLC, Cl A	13,878	2,775
Apollo Global Management Inc, Cl A	10,500	492
Arch Capital Group Ltd *	22,600	713
Ares Management Corp, Cl A	6,000	243
Arthur J Gallagher & Co	11,104	1,169
Associated Banc-Corp	7,284	98
Assurant Inc	4,193	510
Assured Guaranty Ltd	4,700	101
Athene Holding Ltd, Cl A *	9,400	344
Axis Capital Holdings Ltd	4,800	229
Bank of America Corp	465,163	11,973
Bank of Hawaii Corp	2,282	126
Bank of New York Mellon Corp/The	51,309	1,897
Bank OZK	6,400	147
Berkshire Hathaway Inc, Cl B *	117,800	25,685
BlackRock Inc, Cl A	8,985	5,339
BOK Financial Corp	2,475	139
Brighthouse Financial Inc *	7,728	235
Brown & Brown Inc	13,948	647
Capital One Financial Corp	27,725	1,914
Carlyle Group Inc/The	7,100	183
Cboe Global Markets Inc	6,600	606
Charles Schwab Corp/The	72,985	2,593
Chubb Ltd	26,891	3,361
Cincinnati Financial Corp	8,986	714
Citigroup Inc	128,004	6,544
Citizens Financial Group Inc	26,700	691

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CME Group Inc, Cl A	21,570	$3,793
CNA Financial Corp	3,100	100
Comerica Inc	8,953	354
Commerce Bancshares Inc/MO (A)	7,191	428
Credit Acceptance Corp *(A)	500	193
Cullen/Frost Bankers Inc	3,568	248
Discover Financial Services	18,889	1,003
E*TRADE Financial Corp	12,300	665
East West Bancorp Inc	9,000	331
Eaton Vance Corp	6,010	246
Equitable Holdings Inc	26,200	555
Erie Indemnity Co, Cl A	1,419	303
Evercore Inc, Cl A	3,100	192
Everest Re Group Ltd	2,500	550
FactSet Research Systems Inc	2,300	806
Fidelity National Financial Inc	15,152	497
Fifth Third Bancorp	43,082	890
First American Financial Corp	6,900	363
First Citizens BancShares Inc/NC, Cl A	500	197
First Hawaiian Inc	8,000	132
First Horizon National Corp	21,756	208
First Republic Bank/CA	10,700	1,208
FNB Corp/PA	17,100	128
Franklin Resources Inc	19,649	414
Globe Life Inc	6,487	535
Goldman Sachs Group Inc/The	20,175	4,133
Hanover Insurance Group Inc/The	2,493	255
Hartford Financial Services Group Inc/The	23,710	959
Huntington Bancshares Inc/OH	55,134	519
Interactive Brokers Group Inc, Cl A	5,600	297
Intercontinental Exchange Inc	33,200	3,527
Invesco Ltd	16,800	171
Jefferies Financial Group Inc	16,706	293
JPMorgan Chase & Co	184,634	18,499
Kemper Corp	3,300	256
KeyCorp	59,751	736
KKR & Co Inc	32,700	1,171
Lazard Ltd, Cl A (B)	6,900	218
LendingTree Inc *(A)	400	124
Lincoln National Corp	11,688	421
Loews Corp	15,936	571
LPL Financial Holdings Inc	4,800	394
M&T Bank Corp	8,557	884
Markel Corp *	790	859
MarketAxess Holdings Inc	2,100	1,020
Marsh & McLennan Cos Inc	30,165	3,466
Mercury General Corp	2,396	107
MetLife Inc	44,609	1,716
MGIC Investment Corp	18,900	173
Moody’s Corp	10,027	2,954
Morgan Stanley	67,778	3,542
Morningstar Inc	1,000	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	5,300	$1,978
Nasdaq Inc	7,000	941
New Residential Investment Corp ‡	24,100	187
New York Community Bancorp Inc	33,272	301
Northern Trust Corp	11,505	942
Old Republic International Corp	17,490	282
OneMain Holdings Inc, Cl A	4,700	137
PacWest Bancorp	8,200	156
People’s United Financial Inc	24,934	264
Pinnacle Financial Partners Inc	4,100	164
PNC Financial Services Group Inc/The	26,022	2,894
Popular Inc	5,853	217
Primerica Inc	2,300	287
Principal Financial Group Inc	16,308	687
Progressive Corp/The	35,480	3,372
Prosperity Bancshares Inc	6,000	327
Prudential Financial Inc	23,663	1,604
Raymond James Financial Inc	7,221	547
Regions Financial Corp	59,487	688
Reinsurance Group of America Inc, Cl A	4,699	431
RenaissanceRe Holdings Ltd	2,600	478
S&P Global Inc	14,756	5,407
Santander Consumer USA Holdings Inc (A)	4,900	84
SEI Investments Co †	6,742	353
Signature Bank/New York NY	3,100	301
SLM Corp	25,914	198
Starwood Property Trust Inc ‡	14,100	220
State Street Corp	21,379	1,456
Sterling Bancorp/DE	9,300	108
SVB Financial Group *	3,200	817
Synchrony Financial	36,018	894
Synovus Financial Corp	7,896	173
T Rowe Price Group Inc	14,130	1,967
TCF Financial Corp	7,076	190
TD Ameritrade Holding Corp	16,145	620
TFS Financial Corp	6,200	96
Tradeweb Markets Inc, Cl A (A)	5,000	286
Travelers Cos Inc/The	15,375	1,784
Truist Financial Corp	82,063	3,185
Umpqua Holdings Corp	15,800	178
Unum Group	11,905	220
US Bancorp	83,497	3,039
Virtu Financial Inc, Cl A	2,600	67
Voya Financial Inc	8,500	441
Webster Financial Corp	5,600	154
Wells Fargo & Co	226,866	5,479
Western Alliance Bancorp	6,500	229
White Mountains Insurance Group Ltd	179	160
Willis Towers Watson PLC	7,262	1,493
Wintrust Financial Corp	2,000	87
WR Berkley Corp	8,121	504

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	7,802	$251

		191,376

Health Care — 13.8%
10X Genomics, Cl A *	3,300	378
Abbott Laboratories	105,337	11,531
AbbVie	106,801	10,228
ABIOMED Inc *	2,800	861
Acadia Healthcare Co Inc *	7,100	219
ACADIA Pharmaceuticals Inc *	6,700	265
Acceleron Pharma Inc *	2,800	273
Adaptive Biotechnologies Corp *	5,800	241
Agilent Technologies Inc	19,064	1,914
Agios Pharmaceuticals Inc *	3,700	152
Alexion Pharmaceuticals Inc *	13,700	1,565
Align Technology Inc *	4,600	1,366
Alkermes PLC *	9,200	152
Alnylam Pharmaceuticals Inc *	6,300	836
Amedisys Inc *	1,900	460
AmerisourceBergen Corp, Cl A	8,624	837
Amgen Inc	35,258	8,932
Anthem Inc	15,531	4,372
Avantor *	25,300	571
Baxter International Inc	30,615	2,666
Becton Dickinson and Co	16,370	3,974
Biogen Inc *	10,000	2,876
BioMarin Pharmaceutical Inc *	10,600	827
Bio-Rad Laboratories Inc, Cl A *	1,300	661
Bio-Techne Corp	2,541	649
Bluebird Bio Inc *(A)	3,800	225
Boston Scientific Corp *	84,739	3,476
Bristol-Myers Squibb Co	135,719	8,442
Bruker Corp	5,700	240
Cardinal Health Inc	17,329	880
Catalent Inc *	9,800	907
Centene Corp *	33,658	2,064
Cerner Corp	18,796	1,379
Change Healthcare Inc *	20,808	294
Charles River Laboratories International Inc *	3,143	688
Chemed Corp	1,100	569
Cigna	22,202	3,938
Cooper Cos Inc	2,904	913
CVS Health Corp	79,499	4,939
Danaher Corp	38,102	7,867
DaVita Inc *(A)	6,885	597
DENTSPLY SIRONA Inc	13,366	600
DexCom Inc *	5,800	2,467
Edwards Lifesciences Corp *	36,584	3,140
Elanco Animal Health Inc *	28,137	818
Eli Lilly and Co	51,771	7,682
Encompass Health Corp	5,800	378

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Envista Holdings Corp *	8,100	$194
Exact Sciences Corp *	8,700	655
Exelixis Inc *	21,900	487
Gilead Sciences	77,134	5,149
Global Blood Therapeutics Inc *	3,600	226
Globus Medical Inc, Cl A *	4,500	254
Guardant Health Inc *	4,600	439
Haemonetics Corp *	3,100	278
HCA Healthcare Inc	16,200	2,199
Henry Schein Inc *	8,868	589
Hill-Rom Holdings Inc	4,124	387
Hologic Inc *	15,400	920
Horizon Therapeutics Plc *	9,700	729
Humana Inc	7,875	3,270
ICU Medical Inc *	1,200	240
IDEXX Laboratories Inc *	5,104	1,996
Illumina Inc *	8,905	3,181
Immunomedics Inc *	12,600	561
Incyte Corp *	12,100	1,166
Insulet Corp *	3,300	720
Integra LifeSciences Holdings Corp *	3,000	143
Intuitive Surgical Inc *	7,071	5,168
Ionis Pharmaceuticals Inc *	8,300	452
Iovance Biotherapeutics Inc *	8,300	277
IQVIA Holdings Inc *	12,213	2,000
Jazz Pharmaceuticals PLC *	3,100	417
Johnson & Johnson	159,209	24,424
Laboratory Corp of America Holdings *	5,690	1,000
Livongo Health Inc *(A)	3,300	453
Masimo Corp *	3,100	694
McKesson Corp	10,370	1,591
Medtronic PLC	82,426	8,858
Merck & Co Inc	153,943	13,127
Mettler-Toledo International Inc *	1,436	1,394
Moderna Inc *(A)	16,500	1,071
Molina Healthcare Inc *	3,400	629
Mylan NV *	30,819	505
Nektar Therapeutics, Cl A *	8,700	168
Neurocrine Biosciences Inc *	5,400	629
Novocure Ltd *	6,100	505
Penumbra Inc *(A)	2,300	481
PerkinElmer Inc	6,534	769
Perrigo Co PLC	7,800	408
Pfizer Inc	338,922	12,808
PPD Inc *	3,200	110
PRA Health Sciences Inc *	3,900	417
Premier Inc, Cl A	4,400	144
QIAGEN NV *(A)	14,740	751
Quest Diagnostics Inc	8,244	917
Quidel Corp *	2,300	405
Reata Pharmaceuticals Inc, Cl A *	1,500	157
Regeneron Pharmaceuticals Inc *	5,800	3,596

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Repligen Corp *	3,200	$496
ResMed Inc	9,182	1,660
Sage Therapeutics Inc *	3,100	163
Sarepta Therapeutics Inc *	3,900	571
Seattle Genetics Inc *	8,000	1,267
STERIS PLC	4,900	782
Stryker Corp	21,004	4,162
Syneos Health Inc, Cl A *	3,800	240
Tandem Diabetes Care Inc *	3,600	406
Teladoc Health Inc *(A)	4,500	971
Teleflex Inc	2,740	1,077
Thermo Fisher Scientific Inc	24,025	10,306
United Therapeutics Corp *	2,400	257
UnitedHealth Group Inc	57,520	17,978
Universal Health Services Inc, Cl B	4,876	538
Varian Medical Systems Inc *	5,630	978
Veeva Systems Inc, Cl A *	8,500	2,399
Vertex Pharmaceuticals Inc *	15,600	4,354
Waters Corp *	3,946	853
West Pharmaceutical Services Inc	4,400	1,249
Zimmer Biomet Holdings Inc	12,225	1,722
Zoetis Inc, Cl A	29,244	4,682

		274,528

Industrials — 8.3%
3M Co	33,933	5,532
A O Smith Corp	7,600	372
Acuity Brands Inc	1,900	208
ADT Inc (A)	6,700	71
AECOM *	10,116	400
AGCO Corp	3,700	263
Air Lease Corp, Cl A	5,300	165
Alaska Air Group Inc	5,900	230
Allegion plc	5,766	596
Allison Transmission Holdings Inc, Cl A	6,300	226
AMERCO	600	213
American Airlines Group Inc (A)	23,000	300
AMETEK Inc	14,828	1,493
Armstrong World Industries Inc	2,900	214
Axon Enterprise Inc *	3,800	326
Boeing Co/The	32,091	5,514
BWX Technologies Inc	6,750	375
Carlisle Cos Inc	3,566	467
Carrier Global Corp	51,078	1,525
Caterpillar Inc	32,888	4,680
CH Robinson Worldwide Inc (A)	8,986	883
Cintas Corp	5,557	1,852
Clean Harbors Inc *	3,400	208
Colfax Corp *	4,700	156
Copa Holdings SA, Cl A (A)	1,300	69
Copart Inc *	12,136	1,254
CoreLogic Inc/United States	4,584	304

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoStar Group Inc *	2,200	$1,867
Crane Co	2,600	147
CSX Corp	46,796	3,578
Cummins Inc	9,012	1,868
Curtiss-Wright Corp	2,000	205
Deere & Co	17,119	3,596
Delta Air Lines Inc	34,400	1,061
Donaldson Co Inc	7,844	395
Dover Corp	8,357	918
Eaton Corp PLC	24,616	2,513
Emerson Electric Co	36,510	2,536
Equifax Inc	6,956	1,170
Expeditors International of Washington Inc	10,048	888
Fastenal Co	33,048	1,615
FedEx Corp	14,744	3,241
Flowserve Corp	8,100	240
Fortive Corp	17,253	1,244
Fortune Brands Home & Security Inc	8,420	708
FTI Consulting Inc *	2,200	252
Gates Industrial Corp PLC *	2,800	32
Generac Holdings Inc *	3,700	703
General Dynamics Corp	14,872	2,221
General Electric Co	511,706	3,244
Graco Inc	11,272	654
GrafTech International Ltd	3,700	25
HD Supply Holdings Inc *	10,800	428
HEICO Corp	2,210	243
HEICO Corp, Cl A	3,821	342
Hexcel Corp	5,600	221
Honeywell International Inc	43,190	7,150
Howmet Aerospace Inc	23,267	408
Hubbell Inc, Cl B	3,792	550
Huntington Ingalls Industries Inc	2,437	369
IAA Inc *	8,100	424
IDEX Corp	4,293	774
IHS Markit Ltd	23,700	1,894
Illinois Tool Works Inc	19,380	3,829
Ingersoll Rand Inc *	23,365	819
ITT Inc	5,051	317
Jacobs Engineering Group Inc	7,984	721
JB Hunt Transport Services Inc	4,852	682
JetBlue Airways Corp *	11,900	137
Johnson Controls International plc	43,066	1,754
Kansas City Southern	5,900	1,074
Kirby Corp *	3,500	149
Knight-Swift Transportation Holdings Inc, Cl A (A)	6,900	314
L3Harris Technologies Inc	13,234	2,392
Landstar System Inc	2,365	315
Lennox International Inc	2,100	589
Lincoln Electric Holdings Inc	3,800	368
Lockheed Martin Corp	14,973	5,843

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lyft Inc, Cl A *(A)	10,800	$320
Macquarie Infrastructure Corp	4,500	126
ManpowerGroup Inc	2,984	219
Masco Corp	16,079	937
Mercury Systems Inc *	3,300	250
Middleby Corp/The *	2,600	255
MSA Safety Inc	2,200	277
MSC Industrial Direct Co Inc, Cl A	2,720	179
Nielsen Holdings PLC	23,200	354
Nordson Corp	3,100	578
Norfolk Southern Corp	15,233	3,237
Northrop Grumman Corp	9,478	3,247
nVent Electric PLC	7,173	137
Old Dominion Freight Line Inc	6,000	1,213
Oshkosh Corp	4,359	336
Otis Worldwide Corp	25,539	1,606
Owens Corning	6,200	419
PACCAR Inc	20,370	1,749
Parker-Hannifin Corp	7,704	1,587
Pentair PLC	8,873	401
Quanta Services Inc	7,900	405
Raytheon Technologies Corp	87,662	5,347
Regal Beloit Corp	2,500	247
Republic Services Inc, Cl A	12,442	1,154
Robert Half International Inc	7,376	392
Rockwell Automation Inc	6,904	1,592
Rollins Inc	9,225	509
Roper Technologies Inc	6,300	2,691
Ryder System Inc	2,706	111
Schneider National Inc, Cl B	3,000	81
Sensata Technologies Holding PLC *	10,100	421
Snap-on Inc	3,791	562
Southwest Airlines Co	36,220	1,361
Spirit AeroSystems Holdings Inc, Cl A	4,800	99
Stanley Black & Decker Inc	9,193	1,483
Stericycle Inc *	5,926	380
Teledyne Technologies Inc *	2,400	753
Textron Inc	13,422	529
Timken Co/The	3,769	204
Toro Co/The	6,340	477
Trane Technologies PLC	15,400	1,823
TransDigm Group Inc	2,993	1,496
TransUnion	11,200	971
Trex Co Inc *	3,500	523
Trinity Industries Inc	4,800	98
Uber Technologies Inc *	83,800	2,818
Union Pacific Corp	41,732	8,031
United Airlines Holdings Inc *	19,400	698
United Parcel Service Inc, Cl B	42,941	7,026
United Rentals Inc *	3,800	673
Univar Solutions Inc *	10,400	189
Valmont Industries Inc	800	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verisk Analytics Inc, Cl A	9,600	$1,792
Vertiv Holdings Co, Cl A *	12,300	200
Virgin Galactic Holdings Inc *(A)	3,700	66
Waste Management Inc	24,994	2,849
Watsco Inc (A)	1,900	465
Westinghouse Air Brake Technologies Corp	12,137	808
Woodward Inc	3,000	257
WW Grainger Inc	2,887	1,055
XPO Logistics Inc *	4,900	433
Xylem Inc/NY	11,802	946

		164,467

Information Technology — 28.3%
2U Inc *	4,100	170
Accenture PLC, Cl A	38,200	9,165
Adobe Inc *	29,302	15,043
Advanced Micro Devices Inc *	71,700	6,512
Akamai Technologies Inc *	9,718	1,131
Alliance Data Systems Corp	2,612	118
Alteryx Inc, Cl A *(A)	3,800	459
Amdocs Ltd	8,500	520
Amphenol Corp, Cl A	17,484	1,920
Analog Devices Inc	22,279	2,604
Anaplan Inc *	8,000	490
ANSYS Inc *	5,400	1,831
Apple Inc	991,300	127,917
Applied Materials Inc	54,755	3,373
Arista Networks Inc *	3,700	827
Arrow Electronics Inc *	4,689	368
Aspen Technology Inc *	3,800	483
Atlassian Corp PLC, Cl A *	7,500	1,438
Autodesk Inc *	13,037	3,203
Automatic Data Processing Inc	26,392	3,671
Avalara Inc *	4,700	622
Avnet Inc	3,810	105
Bill.com Holdings Inc *	1,000	99
Black Knight Inc *	9,700	816
Booz Allen Hamilton Holding Corp, Cl A	8,600	757
Broadcom	23,632	8,204
Broadridge Financial Solutions Inc	7,573	1,041
CACI International Inc, Cl A *	1,300	304
Cadence Design Systems Inc *	16,963	1,881
CDK Global Inc	7,597	354
CDW Corp/DE	8,700	989
Ceridian HCM Holding Inc *	5,700	453
Ciena Corp *	8,600	488
Cirrus Logic Inc *	3,600	218
Cisco Systems Inc	255,127	10,772
Citrix Systems Inc	7,387	1,073
Cloudflare Inc, Cl A *	6,700	256
Cognex Corp	9,200	637
Cognizant Technology Solutions Corp, Cl A	31,576	2,111

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coherent Inc *	1,900	$214
CommScope Holding Co Inc *	13,300	137
Corning Inc	45,058	1,463
Coupa Software Inc *	4,200	1,377
Cree Inc *(A)	5,800	366
Crowdstrike Holdings Inc, Cl A *	7,100	893
Datadog Inc, Cl A *(A)	9,400	785
Dell Technologies Inc, Cl C *	9,142	604
DocuSign Inc, Cl A *	10,300	2,297
Dolby Laboratories Inc, Cl A	2,643	185
Dropbox Inc, Cl A *	11,400	241
DXC Technology Co	15,736	314
Dynatrace Inc *	6,500	288
EchoStar Corp, Cl A *	3,332	98
Elastic NV *	4,100	445
Enphase Energy Inc *	6,500	502
Entegris Inc	7,300	488
EPAM Systems Inc *	3,500	1,145
Euronet Worldwide Inc *	2,400	248
Everbridge Inc *(A)	2,100	312
F5 Networks Inc *	3,638	481
Fair Isaac Corp *	1,700	715
Fastly Inc, Cl A *(A)	4,500	418
Fidelity National Information Services Inc	37,548	5,664
FireEye Inc *	6,400	94
First Solar Inc *	5,100	391
Fiserv Inc *	34,274	3,413
Five9 Inc *	3,800	484
FleetCor Technologies Inc *	5,000	1,257
FLIR Systems Inc	9,700	358
Fortinet Inc *	8,400	1,109
Gartner Inc *	5,100	662
Genpact Ltd	11,400	481
Global Payments Inc	17,752	3,135
Globant SA *	2,200	391
GoDaddy Inc, Cl A *	10,600	887
Guidewire Software Inc *	5,700	640
Hewlett Packard Enterprise Co	79,670	770
HP Inc	86,170	1,685
HubSpot Inc *	2,200	659
Inphi Corp *	2,900	331
Intel Corp	255,058	12,995
International Business Machines Corp	53,798	6,634
Intuit Inc	15,352	5,302
IPG Photonics Corp *	2,700	437
Jabil Inc	9,274	317
Jack Henry & Associates Inc	4,400	728
Juniper Networks Inc	22,925	573
Keysight Technologies Inc *	10,932	1,077
KLA Corp	9,109	1,869
Lam Research	8,752	2,944
Leidos Holdings Inc	8,873	803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	1,000	$181
LogMeIn Inc	3,500	301
Lumentum Holdings Inc *	4,600	396
Manhattan Associates Inc *	3,700	360
Marvell Technology Group Ltd	37,802	1,466
Mastercard, Cl A	53,800	19,271
Maxim Integrated Products Inc	15,800	1,081
Medallia Inc *	6,000	217
Microchip Technology Inc	15,215	1,669
Micron Technology Inc *	67,516	3,073
Microsoft Corp	453,600	102,300
MKS Instruments Inc	3,200	383
MongoDB Inc, Cl A *(A)	2,500	585
Monolithic Power Systems Inc	2,400	641
Motorola Solutions Inc	10,414	1,612
National Instruments Corp	6,604	237
NCR Corp *	5,189	106
NetApp Inc	12,555	595
New Relic Inc *	2,400	147
NortonLifeLock Inc	34,548	813
Nuance Communications Inc *	18,100	542
Nutanix Inc, Cl A *	8,200	235
NVIDIA Corp	35,956	19,236
Okta Inc, Cl A *	7,100	1,529
ON Semiconductor Corp *	22,400	479
Oracle	121,320	6,942
PagerDuty *	300	10
Palo Alto Networks Inc *	6,200	1,596
Paychex Inc	20,807	1,591
Paycom Software Inc *	3,300	988
Paylocity Holding Corp *	1,600	236
PayPal Holdings Inc *	71,611	14,619
Pegasystems Inc	2,900	373
Pluralsight Inc, Cl A *	3,400	65
Proofpoint Inc *	2,800	307
PTC Inc *	6,300	576
Pure Storage Inc, Cl A *	12,600	192
Qorvo Inc *	7,200	924
QUALCOMM Inc	69,159	8,237
RealPage Inc *	5,400	338
RingCentral Inc, Cl A *	4,400	1,279
Sabre Corp	12,900	90
salesforce.com Inc *	52,184	14,228
Science Applications International Corp	3,600	300
ServiceNow Inc *	11,300	5,447
Skyworks Solutions Inc	10,100	1,463
Slack Technologies, Cl A *(A)	23,000	755
Smartsheet Inc, Cl A *	4,400	240
SolarEdge Technologies Inc *	3,000	663
SolarWinds Corp *	1,600	34
Splunk Inc *	10,000	2,193
Square Inc, Cl A *	22,400	3,574

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SS&C Technologies Holdings Inc	13,100	$835
StoneCo Ltd, Cl A *(A)	9,500	485
Switch Inc, Cl A	2,400	41
SYNNEX Corp	2,200	280
Synopsys Inc *	9,282	2,054
Teradata Corp *	7,889	192
Teradyne Inc	10,463	889
Texas Instruments Inc	56,408	8,018
Trade Desk Inc/The, Cl A *(A)	2,400	1,155
Trimble Inc *	15,728	824
Twilio Inc, Cl A *	8,100	2,185
Tyler Technologies Inc *	2,300	794
Ubiquiti Inc	500	91
Universal Display Corp	2,400	421
VeriSign Inc *	6,285	1,350
ViaSat Inc *	3,000	119
Visa Inc, Cl A	102,900	21,814
VMware Inc, Cl A *(A)	4,500	650
Western Digital Corp	18,096	695
Western Union Co	25,228	595
WEX Inc *	2,600	415
Workday Inc, Cl A *	10,600	2,541
Xerox Holdings Corp	7,999	151
Xilinx Inc	14,757	1,537
Zebra Technologies Corp, Cl A *	3,125	895
Zendesk Inc *	7,600	732
Zoom Video Communications Inc, Cl A *	10,300	3,349
Zscaler Inc *	5,000	717

		561,068

Materials — 2.5%
Air Products and Chemicals Inc	13,194	3,856
Albemarle Corp (A)	6,973	635
Amcor PLC	98,500	1,089
AptarGroup Inc	3,500	414
Ardagh Group SA, Cl A	1,200	18
Ashland Global Holdings Inc	3,376	249
Avery Dennison Corp	4,710	543
Axalta Coating Systems Ltd *	8,800	210
Ball Corp	19,400	1,559
Berry Global Group Inc *	8,500	438
Cabot Corp	4,273	158
Celanese Corp, Cl A	7,283	737
CF Industries Holdings Inc	12,630	412
Chemours Co	12,700	262
Corteva Inc	46,676	1,333
Crown Holdings Inc *	8,251	634
Dow Inc	44,976	2,029
DuPont de Nemours	43,376	2,419
Eagle Materials Inc	2,100	172
Eastman Chemical Co	8,028	587
Ecolab Inc	15,255	3,006

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Element Solutions Inc *	16,800	$181
FMC Corp	7,620	814
Freeport-McMoRan Inc, Cl B	81,624	1,274
Graphic Packaging Holding Co	15,300	214
Huntsman Corp	8,729	189
International Flavors & Fragrances Inc (A)	6,291	779
International Paper Co	23,055	836
Linde PLC	31,425	7,848
LyondellBasell Industries NV, Cl A	15,460	1,012
Martin Marietta Materials Inc	3,663	743
Mosaic Co	22,478	410
NewMarket Corp	300	112
Newmont Corp	49,333	3,319
Nucor Corp	17,890	813
Olin Corp	12,700	143
Packaging Corp of America	5,499	557
PPG Industries Inc	13,446	1,619
Reliance Steel & Aluminum Co	3,700	388
Royal Gold Inc	4,600	627
RPM International Inc	7,669	650
Scotts Miracle-Gro Co, Cl A	2,306	389
Sealed Air Corp	8,568	337
Sherwin-Williams Co	5,037	3,380
Silgan Holdings Inc	3,808	145
Sonoco Products Co	5,746	305
Southern Copper Corp (A)	5,768	277
Steel Dynamics Inc	11,900	351
Valvoline Inc	11,204	229
Vulcan Materials Co	7,757	931
W R Grace	2,000	81
Westlake Chemical Corp	2,000	119
Westrock Co	17,345	526

		50,358

Real Estate — 3.1%
Alexandria Real Estate Equities Inc ‡	7,600	1,280
American Campus Communities Inc ‡	8,000	271
American Homes 4 Rent, Cl A ‡	16,800	481
American Tower Corp, Cl A ‡	27,022	6,733
Americold Realty Trust ‡	10,500	403
Apartment Investment and Management Co, Cl A ‡	9,503	342
Apple Hospitality Inc ‡	6,900	70
AvalonBay Communities Inc ‡	8,341	1,318
Boston Properties Inc ‡	9,584	833
Brandywine Realty Trust ‡	15,600	174
Brixmor Property Group Inc ‡	17,300	204
Brookfield Property, Cl A ‡(A)	6,465	75
Camden Property Trust ‡	5,847	532
CBRE Group Inc, Cl A *	19,617	923
CoreSite Realty Corp ‡	2,100	257
Corporate Office Properties Trust ‡	4,600	113

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cousins Properties Inc ‡	7,900	$236
Crown Castle International Corp ‡	24,996	4,081
CubeSmart ‡	10,700	338
CyrusOne Inc ‡	6,900	576
Digital Realty Trust Inc ‡(A)	15,796	2,459
Douglas Emmett Inc ‡	9,200	257
Duke Realty Corp ‡	24,309	937
Empire State Realty Trust Inc, Cl A ‡	12,600	79
EPR Properties ‡	4,500	145
Equinix Inc ‡	5,442	4,298
Equity Commonwealth ‡	8,825	277
Equity LifeStyle Properties Inc ‡	12,100	802
Equity Residential ‡	21,877	1,235
Essex Property Trust Inc ‡	3,854	834
Extra Space Storage Inc ‡	7,500	799
Federal Realty Investment Trust ‡	3,996	317
First Industrial Realty Trust Inc ‡	7,700	328
Gaming and Leisure Properties Inc ‡	12,644	460
Healthcare Trust of America Inc, Cl A ‡	11,800	311
Healthpeak Properties Inc ‡	33,474	925
Highwoods Properties Inc ‡	5,400	201
Host Hotels & Resorts ‡	43,040	483
Howard Hughes Corp *	2,773	164
Hudson Pacific Properties Inc ‡	9,100	214
Invitation Homes Inc ‡	31,400	899
Iron Mountain Inc ‡(A)	19,403	584
JBG SMITH Properties ‡	8,518	236
Jones Lang LaSalle Inc	3,300	340
Kilroy Realty Corp ‡	7,700	451
Kimco Realty Corp ‡	22,344	268
Lamar Advertising Co, Cl A ‡	4,740	328
Life Storage Inc ‡	3,100	327
Medical Properties Trust Inc ‡	34,900	648
Mid-America Apartment Communities Inc ‡	6,950	814
National Retail Properties Inc ‡	9,300	330
Omega Healthcare Investors Inc ‡	11,700	362
Outfront Media Inc ‡	6,580	111
Paramount Group Inc ‡	11,600	86
Park Hotels & Resorts Inc ‡	14,488	138
Prologis Inc ‡	44,144	4,497
Public Storage ‡	8,868	1,884
Rayonier Inc ‡	7,504	220
Realty Income Corp ‡	21,200	1,315
Regency Centers Corp ‡	9,658	384
Rexford Industrial Realty Inc ‡	7,100	341
SBA Communications Corp, Cl A ‡	6,500	1,989
Simon Property Group Inc ‡	18,281	1,240
SL Green Realty Corp ‡(A)	5,268	246
Spirit Realty Capital Inc ‡	4,120	146
STORE Capital Corp ‡	10,600	287
Sun Communities Inc ‡	6,000	894
Taubman Centers Inc ‡	3,300	126

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UDR Inc ‡	16,093	$560
Ventas Inc ‡	21,192	873
VEREIT Inc ‡	63,400	426
VICI Properties Inc ‡	25,200	563
Vornado Realty Trust ‡(A)	9,936	356
Weingarten Realty Investors ‡	6,767	118
Welltower Inc ‡	26,483	1,523
Weyerhaeuser Co ‡	43,446	1,317
WP Carey Inc ‡	9,700	673

		60,665

Utilities — 2.7%
AES Corp	37,624	668
Alliant Energy Corp	15,952	864
Ameren Corp	14,490	1,146
American Electric Power Co Inc	31,350	2,471
American Water Works Co Inc	11,600	1,639
Atmos Energy Corp	7,991	798
Avangrid Inc	3,094	149
CenterPoint Energy Inc	30,115	604
CMS Energy Corp	17,642	1,067
Consolidated Edison Inc	21,316	1,521
Dominion Energy Inc	51,870	4,069
DTE Energy Co	12,064	1,432
Duke Energy Corp	43,316	3,480
Edison International	22,679	1,190
Entergy Corp	12,898	1,279
Essential Utilities (A)	12,046	512
Evergy Inc	13,149	700
Eversource Energy	20,808	1,783
Exelon Corp	61,776	2,280
FirstEnergy Corp	34,827	996
Hawaiian Electric Industries Inc	7,546	261
IDACORP Inc	2,700	243
MDU Resources Group Inc	10,421	246
National Fuel Gas Co	4,789	218
NextEra Energy Inc	30,073	8,396
NiSource Inc	23,421	519
NRG Energy Inc	15,100	520
OGE Energy Corp	10,036	320
PG&E Corp *	51,818	480
Pinnacle West Capital Corp	6,992	513
PPL Corp	50,026	1,382
Public Service Enterprise Group Inc	32,452	1,695
Sempra Energy	18,023	2,228
Southern Co	65,803	3,434
UGI Corp	11,725	405
Vistra Corp	25,100	483
WEC Energy Group Inc	20,157	1,896

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	33,481	$2,326

		54,213

Total Common Stock (Cost $675,569) ($ Thousands)		1,976,141

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.140% **† (C)	31,063,039	31,069

Total Affiliated Partnership (Cost $31,065) ($ Thousands)		31,069

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	10,450,702	10,451

Total Cash Equivalent
(Cost $10,451) ($ Thousands)		10,451

Total Investments in Securities — 101.7% (Cost $717,085) ($ Thousands)		$2,017,661

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	27	Sep-2020	$4,147	$4,724	$577
S&P Mid Cap 400 Index E-MINI	34	Sep-2020	6,567	6,548	(19)

			$10,714	$11,272	$558

Percentages are based on Net Assets of $1,983,993 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $30,157 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $218 ($ Thousands), or 0.0% of Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $31,069 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Large Cap Index Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,976,141	–	–	1,976,141
Affiliated Partnership	–	31,069	–	31,069
Cash Equivalent	10,451	–	–	10,451

Total Investments in Securities	1,986,592	31,069	–	2,017,661

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	577	–	–	577
Unrealized Depreciation	(19)	–	–	(19)

Total Other Financial Instruments	558	–	–	558

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Investment Co.	$ 366	$ —	$ —	$ —	$ (13)	$ 353	6,742	$ 2	$ —
SEI Liquidity Fund, L.P.	27,289	49,913	(46,126)	(1)	(6)	31,069	31,063,039	—	—
SEI Daily Income Trust, Government Fund,CI F	6,854	44,307	(40,710)	—	—	10,451	10,450,702	29	—

Totals	$ 34,509	$ 94,220	$ (86,836)	$ (1)	$ (19)	$ 41,873		$ 31	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 10.9%
Activision Blizzard Inc	133,500	$11,150
Alphabet Inc, Cl A *	51,841	84,476
Alphabet Inc, Cl C *	50,463	82,466
AT&T Inc	1,230,991	36,696
CenturyLink Inc (A)	174,974	1,881
Charter Communications Inc, Cl A *	26,100	16,068
Comcast Corp, Cl A	786,948	35,263
Discovery Inc, Cl A *(A)	24,700	545
Discovery Inc, Cl C *	53,645	1,071
DISH Network Corp, Cl A *	41,368	1,469
Electronic Arts Inc *	50,200	7,001
Facebook Inc, Cl A *	415,078	121,701
Fox Corp	83,257	2,318
Interpublic Group of Cos Inc/The	62,100	1,103
Live Nation Entertainment Inc *	24,200	1,375
Netflix Inc *	75,979	40,236
News Corp	19,000	286
News Corp, Cl A	60,583	916
Omnicom Group Inc	35,400	1,915
Take-Two Interactive Software Inc *	19,200	3,287
T-Mobile US Inc *	100,900	11,773
Twitter Inc *	136,600	5,543
Verizon Communications Inc	714,752	42,363
ViacomCBS Inc, Cl B	95,081	2,648
Walt Disney Co/The	312,019	41,146

		554,696

Consumer Discretionary — 11.2%
Advance Auto Parts Inc	11,300	1,766
Amazon.com Inc *	72,260	249,366
Aptiv PLC	45,300	3,901
AutoZone Inc *	3,945	4,719
Best Buy Co Inc	38,487	4,269
Booking Holdings Inc *	7,084	13,534
BorgWarner Inc (A)	35,400	1,437
CarMax Inc *	27,200	2,909
Carnival Corp, Cl A (A)	81,800	1,348
Chipotle Mexican Grill Inc, Cl A *	4,420	5,791
Darden Restaurants Inc	21,395	1,854
Dollar General Corp	43,700	8,822
Dollar Tree Inc *	39,969	3,848
Domino’s Pizza Inc	6,600	2,699
DR Horton Inc	57,791	4,125
eBay Inc	114,883	6,293
Expedia Group Inc	22,795	2,237
Ford Motor Co	659,143	4,495
Gap Inc/The	33,200	577
Garmin Ltd	24,695	2,559
General Motors Co	218,987	6,489
Genuine Parts Co	23,900	2,257
H&R Block Inc	30,491	442

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc (A)	56,400	$862
Hasbro Inc	22,595	1,784
Hilton Worldwide Holdings Inc	46,700	4,220
Home Depot Inc/The	185,787	52,957
Kohl’s Corp (A)	24,391	521
L Brands Inc	39,900	1,173
Las Vegas Sands Corp	56,100	2,845
Leggett & Platt Inc	23,295	955
Lennar Corp, Cl A	46,091	3,449
LKQ Corp *	49,600	1,574
Lowe’s Cos Inc	130,587	21,506
Marriott International Inc/MD, Cl A	45,536	4,686
McDonald’s Corp	128,487	27,435
MGM Resorts International (A)	83,200	1,872
Mohawk Industries Inc *	10,300	951
Newell Brands Inc	65,790	1,051
NIKE Inc, Cl B	214,382	23,987
Norwegian Cruise Line Holdings Ltd *(A)	45,400	777
NVR Inc *	610	2,543
O’Reilly Automotive Inc *	12,900	6,007
PulteGroup Inc	41,383	1,845
PVH Corp	11,600	647
Ralph Lauren Corp, Cl A (A)	7,795	537
Ross Stores Inc	61,900	5,638
Royal Caribbean Cruises Ltd (A)	30,300	2,086
Starbucks Corp	202,082	17,070
Tapestry Inc	43,091	635
Target Corp	86,591	13,093
Tiffany & Co	18,595	2,278
TJX Cos Inc/The	207,582	11,373
Tractor Supply Co	19,600	2,917
Ulta Beauty Inc *	9,300	2,159
Under Armour Inc, Cl A *	27,295	268
Under Armour Inc, Cl C *(A)	30,332	268
VF Corp	54,891	3,609
Whirlpool Corp (A)	10,200	1,813
Wynn Resorts Ltd	15,700	1,373
Yum! Brands Inc	52,400	5,023

		569,524

Consumer Staples — 6.8%
Altria Group Inc	321,783	14,075
Archer-Daniels-Midland Co	96,991	4,341
Brown-Forman Corp, Cl B	32,190	2,355
Campbell Soup Co	29,191	1,536
Church & Dwight Co Inc	42,200	4,044
Clorox Co/The (A)	21,800	4,872
Coca-Cola Co/The	667,957	33,084
Colgate-Palmolive Co	148,391	11,762
Conagra Brands Inc	82,487	3,164
Constellation Brands Inc, Cl A	29,200	5,387
Costco Wholesale Corp	76,300	26,527

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	46,121	$165
Estee Lauder Cos Inc/The, Cl A	39,000	8,647
General Mills Inc	105,396	6,740
Hershey Co/The	25,300	3,761
Hormel Foods Corp (A)	47,192	2,406
J M Smucker Co/The	19,395	2,331
Kellogg Co	43,100	3,056
Kimberly-Clark Corp	59,096	9,323
Kraft Heinz Co/The	105,491	3,696
Kroger Co/The	137,082	4,891
Lamb Weston Holdings Inc	23,600	1,483
McCormick & Co Inc/MD	21,595	4,453
Molson Coors Beverage Co, Cl B	30,095	1,133
Mondelez International Inc, Cl A	247,178	14,440
Monster Beverage Corp *	65,131	5,462
PepsiCo Inc	239,778	33,583
Philip Morris International Inc	269,278	21,486
Procter & Gamble Co/The	427,467	59,132
Sysco Corp	88,400	5,316
Tyson Foods Inc, Cl A	51,587	3,240
Walgreens Boots Alliance Inc	128,387	4,881
Walmart Inc	244,683	33,974

		344,746

Energy — 2.3%
Apache Corp	66,600	986
Baker Hughes Co, Cl A	112,500	1,606
Cabot Oil & Gas Corp, Cl A	64,087	1,216
Chevron Corp	322,678	27,083
Concho Resources Inc	33,200	1,726
ConocoPhillips	186,383	7,062
Devon Energy Corp	60,400	657
Diamondback Energy Inc	26,000	1,013
EOG Resources Inc	101,491	4,602
Exxon Mobil Corp	730,800	29,188
Halliburton Co	151,791	2,456
Hess Corp	46,100	2,122
HollyFrontier Corp	23,200	554
Kinder Morgan Inc	339,083	4,686
Marathon Oil Corp	124,800	659
Marathon Petroleum Corp	113,511	4,025
National Oilwell Varco Inc	60,200	722
Noble Energy Inc	74,600	742
Occidental Petroleum Corp (A)	159,124	2,027
ONEOK Inc	74,791	2,055
Phillips 66	76,196	4,455
Pioneer Natural Resources Co	28,396	2,951
Schlumberger NV	234,066	4,450
TechnipFMC PLC	65,600	505
Valero Energy Corp	68,800	3,618

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	211,696	$4,395

		115,561

Financials — 9.5%
Aflac Inc	125,182	4,547
Allstate Corp/The	54,700	5,087
American Express Co	114,387	11,621
American International Group Inc	150,278	4,379
Ameriprise Financial Inc	20,700	3,246
Aon PLC, Cl A	40,100	8,020
Arthur J Gallagher & Co	32,100	3,380
Assurant Inc	10,395	1,264
Bank of America Corp	1,349,083	34,725
Bank of New York Mellon Corp/The	140,387	5,191
Berkshire Hathaway Inc, Cl B *	335,628	73,180
BlackRock Inc, Cl A	26,696	15,862
Capital One Financial Corp	79,296	5,474
Cboe Global Markets Inc	18,300	1,680
Charles Schwab Corp/The	199,091	7,074
Chubb Ltd	78,247	9,781
Cincinnati Financial Corp	25,396	2,017
Citigroup Inc	360,157	18,411
Citizens Financial Group Inc	70,900	1,834
CME Group Inc, Cl A	62,195	10,938
Comerica Inc	22,091	873
Discover Financial Services	51,500	2,734
E*TRADE Financial Corp	36,591	1,980
Everest Re Group Ltd	6,600	1,453
Fifth Third Bancorp	121,400	2,508
First Republic Bank/CA	29,500	3,331
Franklin Resources Inc (A)	48,095	1,013
Globe Life Inc	15,746	1,299
Goldman Sachs Group Inc/The	53,591	10,979
Hartford Financial Services Group Inc/The	63,000	2,548
Huntington Bancshares Inc/OH	167,661	1,578
Intercontinental Exchange Inc	94,900	10,081
Invesco Ltd (A)	58,100	593
JPMorgan Chase & Co	526,257	52,726
KeyCorp	160,900	1,982
Lincoln National Corp	32,000	1,154
Loews Corp	41,187	1,477
M&T Bank Corp	21,923	2,264
MarketAxess Holdings Inc	6,600	3,207
Marsh & McLennan Cos Inc	88,491	10,168
MetLife Inc	134,387	5,168
Moody’s Corp	28,000	8,250
Morgan Stanley	207,600	10,849
MSCI Inc, Cl A	14,800	5,524
Nasdaq Inc	19,900	2,675
Northern Trust Corp	36,496	2,989
People’s United Financial Inc	69,300	733
PNC Financial Services Group Inc/The	73,691	8,194

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Principal Financial Group Inc	41,891	$1,764
Progressive Corp/The	101,483	9,645
Prudential Financial Inc	68,900	4,669
Raymond James Financial Inc	20,000	1,514
Regions Financial Corp	157,300	1,818
S&P Global Inc	41,700	15,280
State Street Corp	60,400	4,113
SVB Financial Group *	8,900	2,273
Synchrony Financial	93,121	2,310
T Rowe Price Group Inc	39,600	5,513
Travelers Cos Inc/The	44,096	5,117
Truist Financial Corp	233,792	9,073
Unum Group	32,191	595
US Bancorp	237,883	8,659
W R Berkley Corp	23,500	1,458
Wells Fargo & Co	645,748	15,595
Willis Towers Watson PLC	22,445	4,613
Zions Bancorp NA	25,900	833

		480,883

Health Care — 13.7%
Abbott Laboratories	305,648	33,459
AbbVie Inc	304,613	29,173
ABIOMED Inc *	7,900	2,430
Agilent Technologies Inc	53,791	5,402
Alexion Pharmaceuticals Inc *	38,600	4,409
Align Technology Inc *	12,500	3,712
AmerisourceBergen Corp, Cl A	25,696	2,493
Amgen Inc	101,691	25,760
Anthem Inc	43,696	12,301
Baxter International Inc	88,329	7,691
Becton Dickinson and Co	51,039	12,391
Biogen Inc *	28,300	8,140
Bio-Rad Laboratories Inc, Cl A *	3,600	1,831
Boston Scientific Corp *	247,700	10,161
Bristol-Myers Squibb Co	391,170	24,331
Cardinal Health Inc	49,596	2,517
Centene Corp *	100,764	6,179
Cerner Corp	51,500	3,779
Cigna Corp	63,907	11,335
Cooper Cos Inc/The	8,200	2,578
CVS Health Corp	226,357	14,061
Danaher Corp	108,800	22,464
DaVita Inc *(A)	13,595	1,179
DENTSPLY SIRONA Inc	36,291	1,628
DexCom Inc *	16,000	6,807
Edwards Lifesciences Corp *	107,500	9,228
Eli Lilly and Co	145,645	21,612
Gilead Sciences Inc	217,078	14,490
HCA Healthcare Inc	45,795	6,215
Henry Schein Inc *	23,800	1,581
Hologic Inc *	44,500	2,658

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	22,896	$9,506
IDEXX Laboratories Inc *	14,800	5,788
Illumina Inc *	25,500	9,109
Incyte Corp *	30,500	2,939
Intuitive Surgical Inc *	20,200	14,763
IQVIA Holdings Inc *	31,000	5,076
Johnson & Johnson	454,870	69,782
Laboratory Corp of America Holdings *	16,700	2,935
McKesson Corp	27,360	4,198
Medtronic PLC	231,861	24,918
Merck & Co Inc	436,070	37,184
Mettler-Toledo International Inc *	4,200	4,077
Mylan NV *	83,196	1,363
PerkinElmer Inc	19,600	2,307
Perrigo Co PLC	23,596	1,234
Pfizer Inc	959,735	36,268
Quest Diagnostics Inc	22,200	2,469
Regeneron Pharmaceuticals Inc *	17,500	10,849
ResMed Inc	25,200	4,556
STERIS PLC	14,400	2,299
Stryker Corp	55,896	11,076
Teleflex Inc	8,000	3,144
Thermo Fisher Scientific Inc	68,291	29,295
UnitedHealth Group Inc	163,787	51,192
Universal Health Services Inc, Cl B	13,000	1,435
Varian Medical Systems Inc *	15,995	2,778
Vertex Pharmaceuticals Inc *	44,900	12,532
Waters Corp *	10,500	2,271
West Pharmaceutical Services Inc	12,400	3,521
Zimmer Biomet Holdings Inc	35,995	5,071
Zoetis Inc, Cl A	82,300	13,176

		699,106

Industrials — 7.8%
3M Co	99,591	16,235
A O Smith Corp	21,700	1,063
Alaska Air Group Inc	19,200	748
Allegion plc	14,996	1,550
American Airlines Group Inc (A)	86,091	1,124
AMETEK Inc	38,600	3,887
Boeing Co/The	92,791	15,943
Carrier Global Corp	142,085	4,241
Caterpillar Inc	93,691	13,333
CH Robinson Worldwide Inc (A)	23,695	2,329
Cintas Corp	14,695	4,897
Copart Inc *	35,500	3,668
CSX Corp	132,678	10,145
Cummins Inc	25,696	5,326
Deere & Co	54,196	11,384
Delta Air Lines Inc	99,487	3,069
Dover Corp	24,300	2,669
Eaton Corp PLC	69,495	7,095

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	103,791	$7,210
Equifax Inc	20,895	3,516
Expeditors International of Washington Inc	27,891	2,465
Fastenal Co	99,882	4,880
FedEx Corp	41,700	9,167
Flowserve Corp	20,400	605
Fortive Corp	50,925	3,672
Fortune Brands Home & Security Inc	24,300	2,043
General Dynamics Corp	40,396	6,033
General Electric Co	1,516,788	9,616
Honeywell International Inc	121,387	20,096
Howmet Aerospace Inc	67,066	1,175
Huntington Ingalls Industries Inc	6,500	985
IDEX Corp	12,500	2,253
IHS Markit Ltd	69,400	5,546
Illinois Tool Works Inc	49,895	9,857
Ingersoll Rand Inc *	60,027	2,105
Jacobs Engineering Group Inc	21,996	1,986
JB Hunt Transport Services Inc	14,900	2,094
Johnson Controls International plc	129,546	5,276
Kansas City Southern	16,700	3,040
L3Harris Technologies Inc	37,560	6,789
Lockheed Martin Corp	42,656	16,647
Masco Corp	43,800	2,554
Nielsen Holdings PLC	62,600	957
Norfolk Southern Corp	44,396	9,435
Northrop Grumman Corp	26,896	9,215
Old Dominion Freight Line Inc	15,900	3,215
Otis Worldwide Corp	70,992	4,465
PACCAR Inc	60,200	5,168
Parker-Hannifin Corp	21,700	4,470
Pentair PLC	28,900	1,305
Quanta Services Inc	22,200	1,138
Raytheon Technologies Corp	254,608	15,531
Republic Services Inc, Cl A	36,800	3,412
Robert Half International Inc	18,295	973
Rockwell Automation Inc	20,196	4,656
Rollins Inc	24,300	1,340
Roper Technologies Inc	18,100	7,732
Snap-on Inc	8,900	1,320
Southwest Airlines Co	90,787	3,412
Stanley Black & Decker Inc	26,895	4,338
Teledyne Technologies Inc *	6,100	1,913
Textron Inc	40,491	1,597
Trane Technologies PLC	41,696	4,936
TransDigm Group Inc	8,500	4,247
Union Pacific Corp	117,287	22,571
United Airlines Holdings Inc *	43,400	1,562
United Parcel Service Inc, Cl B	121,787	19,927
United Rentals Inc *	12,200	2,160
Verisk Analytics Inc, Cl A	28,300	5,283
Waste Management Inc	67,400	7,684

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	29,753	$1,980
WW Grainger Inc	7,200	2,631
Xylem Inc/NY	31,100	2,494

		399,383

Information Technology — 28.2%
Accenture PLC, Cl A	110,096	26,415
Adobe Inc *	83,195	42,711
Advanced Micro Devices Inc *	202,700	18,409
Akamai Technologies Inc *	27,296	3,178
Amphenol Corp, Cl A	51,491	5,654
Analog Devices Inc	64,006	7,481
ANSYS Inc *	15,000	5,085
Apple Inc	2,812,284	362,897
Applied Materials Inc	158,900	9,788
Arista Networks Inc *	9,000	2,011
Autodesk Inc *	38,000	9,337
Automatic Data Processing Inc	74,491	10,361
Broadcom Inc	69,159	24,009
Broadridge Financial Solutions Inc	19,800	2,721
Cadence Design Systems Inc *	48,600	5,390
CDW Corp/DE	25,000	2,841
Cisco Systems Inc	732,843	30,941
Citrix Systems Inc	20,400	2,962
Cognizant Technology Solutions Corp, Cl A	93,995	6,285
Corning Inc	132,470	4,300
DXC Technology Co	39,952	798
F5 Networks Inc *	9,900	1,310
Fidelity National Information Services Inc	106,900	16,126
Fiserv Inc *	97,500	9,709
FleetCor Technologies Inc *	14,400	3,621
FLIR Systems Inc	20,800	768
Fortinet Inc *	23,500	3,102
Gartner Inc *	14,700	1,908
Global Payments Inc	51,872	9,162
Hewlett Packard Enterprise Co	219,474	2,122
HP Inc	249,274	4,873
Intel Corp	731,552	37,273
International Business Machines Corp	153,551	18,934
Intuit Inc	45,100	15,577
IPG Photonics Corp *	6,100	987
Jack Henry & Associates Inc	13,000	2,150
Juniper Networks Inc	54,200	1,355
Keysight Technologies Inc *	31,200	3,074
KLA Corp	27,000	5,539
Lam Research Corp	25,195	8,474
Leidos Holdings Inc	23,200	2,099
Mastercard Inc, Cl A	152,647	54,677
Maxim Integrated Products Inc	45,200	3,094
Microchip Technology Inc	41,396	4,541
Micron Technology Inc *	193,000	8,783
Microsoft Corp	1,308,604	295,129

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorola Solutions Inc	28,688	$4,439
NetApp Inc	37,491	1,777
NortonLifeLock Inc	94,100	2,213
NVIDIA Corp	106,183	56,806
Oracle Corp	359,965	20,597
Paychex Inc	55,687	4,258
Paycom Software Inc *	8,100	2,426
PayPal Holdings Inc *	202,783	41,396
Qorvo Inc *	19,200	2,463
QUALCOMM Inc	194,478	23,162
salesforce.com Inc *	155,591	42,422
Seagate Technology PLC (A)	37,600	1,804
ServiceNow Inc *	33,000	15,907
Skyworks Solutions Inc	29,096	4,215
Synopsys Inc *	26,200	5,798
TE Connectivity Ltd	57,391	5,544
Texas Instruments Inc	158,683	22,557
Tyler Technologies Inc *	6,600	2,279
VeriSign Inc *	17,200	3,695
Visa Inc, Cl A	291,370	61,767
Western Digital Corp	50,431	1,938
Western Union Co/The	67,878	1,601
Xerox Holdings Corp	29,050	548
Xilinx Inc	42,400	4,416
Zebra Technologies Corp, Cl A *	9,200	2,636

		1,434,625

Materials — 2.4%
Air Products and Chemicals Inc	38,300	11,194
Albemarle Corp (A)	18,300	1,666
Amcor PLC	264,662	2,927
Avery Dennison Corp	13,500	1,558
Ball Corp	54,992	4,420
Celanese Corp, Cl A	19,800	2,003
CF Industries Holdings Inc	34,700	1,132
Corteva Inc	125,931	3,595
Dow Inc	128,865	5,814
DuPont de Nemours Inc	127,531	7,111
Eastman Chemical Co	22,096	1,615
Ecolab Inc	42,915	8,458
FMC Corp	22,400	2,394
Freeport-McMoRan Inc, Cl B	246,100	3,842
International Flavors & Fragrances Inc (A)	18,800	2,327
International Paper Co	65,496	2,376
Linde PLC	90,860	22,691
LyondellBasell Industries NV, Cl A	43,556	2,852
Martin Marietta Materials Inc	10,600	2,150
Mosaic Co/The	62,791	1,145
Newmont Corp	139,183	9,364
Nucor Corp	53,087	2,413
Packaging Corp of America	16,300	1,650
PPG Industries Inc	41,100	4,948

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sealed Air Corp	27,400	$1,077
Sherwin-Williams Co/The	14,000	9,395
Vulcan Materials Co	22,400	2,688
Westrock Co	44,982	1,364

		124,169

Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	21,300	3,586
American Tower Corp, Cl A ‡	76,700	19,110
Apartment Investment and Management Co, Cl A ‡	25,711	926
AvalonBay Communities Inc ‡	24,600	3,888
Boston Properties Inc ‡	24,700	2,146
CBRE Group Inc, Cl A *	57,891	2,723
Crown Castle International Corp ‡	72,196	11,786
Digital Realty Trust Inc ‡(A)	46,600	7,253
Duke Realty Corp ‡	61,500	2,371
Equinix Inc ‡	15,357	12,129
Equity Residential ‡	58,696	3,313
Essex Property Trust Inc ‡	11,000	2,382
Extra Space Storage Inc ‡	22,000	2,344
Federal Realty Investment Trust ‡(A)	12,100	959
Healthpeak Properties Inc ‡	89,700	2,479
Host Hotels & Resorts Inc ‡	115,674	1,299
Iron Mountain Inc ‡(A)	49,801	1,499
Kimco Realty Corp ‡	72,987	875
Mid-America Apartment Communities Inc ‡	19,100	2,237
Prologis Inc ‡	127,899	13,028
Public Storage ‡	26,195	5,564
Realty Income Corp ‡	57,600	3,573
Regency Centers Corp ‡	29,400	1,167
SBA Communications Corp, Cl A ‡	19,400	5,938
Simon Property Group Inc ‡	52,596	3,569
SL Green Realty Corp ‡(A)	12,700	594
UDR Inc ‡	50,400	1,754
Ventas Inc ‡	63,700	2,625
Vornado Realty Trust ‡(A)	25,196	903
Welltower Inc ‡	70,500	4,055
Weyerhaeuser Co ‡	125,545	3,805

		129,880

Utilities — 2.8%
AES Corp/The	114,200	2,027
Alliant Energy Corp	41,200	2,231
Ameren Corp	43,191	3,417
American Electric Power Co Inc	86,100	6,787
American Water Works Co Inc	30,500	4,311
Atmos Energy Corp	21,600	2,156
CenterPoint Energy Inc	93,183	1,870
CMS Energy Corp	49,391	2,988
Consolidated Edison Inc	58,400	4,166
Dominion Energy Inc	145,485	11,412
DTE Energy Co	33,100	3,928

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	127,391	$10,235
Edison International	63,896	3,353
Entergy Corp	34,400	3,410
Evergy Inc	38,600	2,054
Eversource Energy	58,600	5,023
Exelon Corp	169,491	6,256
FirstEnergy Corp	90,087	2,576
NextEra Energy Inc	84,600	23,618
NiSource Inc	64,687	1,433
NRG Energy Inc	40,987	1,410
Pinnacle West Capital Corp	18,200	1,335
PPL Corp	132,100	3,650
Public Service Enterprise Group Inc	88,200	4,608
Sempra Energy	50,895	6,293
Southern Co/The	183,100	9,554
WEC Energy Group Inc	54,931	5,168
Xcel Energy Inc	91,283	6,342

		141,611

Total Common Stock (Cost $2,817,703) ($ Thousands)		4,994,184

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.140% **†(B)	42,451,423	$42,457

Total Affiliated Partnership (Cost $42,454) ($ Thousands)		42,457

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	77,471,067	77,471

Total Cash Equivalent (Cost $77,471) ($ Thousands)		77,471

Total Investments in Securities — 100.5% (Cost $2,937,628) ($ Thousands)		$5,114,112

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	534	Sep-2020	$ 81,203	$93,421	$12,218

	Percentages are based on Net Assets of $5,087,058 ($ Thousands).	Cl — Class
*	Non-income producing security.	L.P. — Limited Partnership
**	The rate reported is the 7-day effective yield as of August 31, 2020.	Ltd. — Limited
‡	Real Estate Investment Trust.	MSCI — Morgan Stanley Capital International
†	Investment in Affiliated Security.	NASDAQ – National Association of Securities Dealers and Automated Quotations
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $41,148 ($ Thousands).	PLC — Public Limited Company S&P— Standard & Poor’s
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $42,457 ($ Thousands).

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

S&P 500 Index Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,994,184	—	—	4,994,184
Affiliated Partnership	—	42,457	—	42,457
Cash Equivalent	77,471	—	—	77,471

Total Investments in Securities	5,071,655	42,457	—	5,114,112

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	12,218	—	—	12,218

\Total Other Financial Instruments	12,218	—	—	12,218

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 49,600	$ 60,679	$ (67,814)	$ 4	$ (12)	$ 42,457	42,451,423	$42	$ —
SEI Daily Income Trust, Government Fund, Cl F	66,287	241,594	(230,410)	—	—	77,471	77,471,067	4

Totals	$115,887	$302,273	$ (298,224)	$4	$ (12)	$ 119,928		$46	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.5%

Communication Services — 4.7%
Altice USA Inc, Cl A *	79,400	$2,190
AMC Networks Inc, Cl A *(A)	9,160	222
Anterix Inc *	4,500	197
ATN International Inc	2,267	131
Boingo Wireless Inc *	9,200	120
Boston Omaha Corp, Cl A *	4,300	70
Cable One Inc	1,300	2,392
Cardlytics Inc *(A)	6,100	463
Cargurus Inc, Cl A *	21,300	519
Cars.com Inc *(A)	15,200	132
Central European Media Enterprises Ltd, Cl A *	23,106	96
Cincinnati Bell Inc *	16,504	249
Cinemark Holdings Inc	26,640	390
Cogent Communications Holdings Inc	10,804	727
comScore Inc *	20,100	53
Consolidated Communications Holdings Inc *	13,612	106
DHI Group Inc *	16,900	41
Entercom Communications Corp, Cl A	56,182	84
Entravision Communications Corp, Cl A	14,200	22
Eventbrite Inc, Cl A *(A)	22,000	236
EverQuote Inc, Cl A *	2,900	103
EW Scripps Co/The, Cl A	13,896	155
Fluent Inc *	18,300	57
Gannett Co Inc	55,187	95
GCI Liberty Inc *	23,547	1,902
Gogo Inc *(A)	13,900	71
Gray Television Inc *	21,200	329
Hemisphere Media Group Inc, Cl A *	3,500	31
Houghton Mifflin Harcourt Co *	18,000	41
IAC/InterActiveCorp *	18,321	2,437
IDT Corp, Cl B *	5,700	37
iHeartMedia Inc, Cl A *(A)	14,200	131
Iridium Communications Inc *(A)	30,646	858
John Wiley & Sons Inc, Cl A	11,872	376
Liberty Broadband Corp, Cl A *	5,883	813
Liberty Broadband Corp, Cl C *	26,068	3,652
Liberty Latin America Ltd, Cl A *(A)	8,300	81
Liberty Latin America Ltd, Cl C *	26,500	253
Liberty Media Corp-Liberty Formula One, Cl A *	7,308	265
Liberty Media Corp-Liberty Formula One, Cl C *	47,342	1,845
Liberty Media Corp-Liberty SiriusXM, Cl A *	19,835	720
Liberty Media Corp-Liberty SiriusXM, Cl C *	41,422	1,491
Lions Gate Entertainment Corp, Cl A *(A)	21,655	211
Lions Gate Entertainment Corp, Cl B *	35,975	326
Liquidity Services Inc *	2,222	16
LiveXLive Media Inc *(A)	5,200	14
Loral Space & Communications Inc	2,700	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Madison Square Garden Entertainment Corp *	4,979	$374
Madison Square Garden Sports Corp, Cl A *	4,479	735
Match Group Inc *	54,036	6,035
Maxar Technologies Inc (A)	14,300	331
Meet Group Inc/The *	24,500	154
Meredith Corp	9,244	129
MSG Networks Inc *(A)	11,940	116
National CineMedia Inc	15,007	54
New York Times Co/The, Cl A (A)	38,882	1,685
Nexstar Media Group Inc, Cl A	10,944	1,051
Ooma Inc *	6,900	94
ORBCOMM Inc *	12,086	48
Overstock.com Inc *(A)	10,000	875
QuinStreet Inc *	9,586	126
Quotient Technology Inc *	21,000	183
RealReal Inc/The *	17,400	279
Roku Inc, Cl A *(A)	24,700	4,285
Saga Communications Inc, Cl A	593	13
Scholastic Corp	8,067	182
Shenandoah Telecommunications Co	12,404	686
Shutterstock Inc (A)	5,797	292
Sinclair Broadcast Group Inc, Cl A (A)	15,611	325
Sirius XM Holdings Inc (A)	281,581	1,653
Spok Holdings Inc	4,132	45
Spotify Technology SA *	32,200	9,085
Stamps.com Inc *	4,155	1,036
TechTarget Inc *	4,700	186
TEGNA Inc	52,100	652
Telephone and Data Systems Inc	24,555	568
Tribune Publishing Co	4,100	47
TripAdvisor Inc	25,200	589
TrueCar Inc *	22,900	108
United States Cellular Corp *	2,952	107
Upwork Inc *	26,500	404
Value Line Inc	300	8
Vonage Holdings Corp *	54,520	624
WideOpenWest Inc *	5,500	32
World Wrestling Entertainment Inc, Cl A	10,534	464
Yelp Inc, Cl A *(A)	17,198	398
Zillow Group Inc, Cl A *	13,791	1,176
Zillow Group Inc, Cl C *(A)	33,782	2,897
Zynga Inc, Cl A *	211,874	1,920

		64,865

Consumer Discretionary — 17.0%
1-800-Flowers.com Inc, Cl A *	7,300	218
Aaron’s Inc	15,816	884
Abercrombie & Fitch Co, Cl A	14,600	190
Accel Entertainment Inc *	10,000	119
Acushnet Holdings Corp (A)	8,600	303
Adient PLC *	23,000	399

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adtalem Global Education Inc *	12,881	$428
Allegiant Travel Co, Cl A (A)	3,350	431
AMC Entertainment Holdings Inc, Cl A (A)	11,994	70
American Axle & Manufacturing Holdings Inc *	34,398	268
American Eagle Outfitters Inc (A)	39,222	495
American Outdoor Brands Inc *	3,096	47
American Public Education Inc *	2,727	86
America’s Car-Mart Inc/TX *	1,750	176
Aramark	54,500	1,502
Asbury Automotive Group Inc *	4,498	476
Aspen Group Inc *	9,800	125
At Home Group Inc *	15,600	298
AutoNation Inc *	15,400	876
BBX Capital, Cl A	2,520	39
Beacon Roofing Supply Inc *	13,170	446
Beazer Homes USA Inc *	7,161	88
Bed Bath & Beyond Inc (A)	31,600	385
Big Lots Inc (A)	10,846	511
Biglari Holdings Inc, Cl B *	182	18
BJ’s Restaurants Inc	4,642	146
Bloomin’ Brands Inc	21,550	309
Bluegreen Vacations Corp	1,700	9
Boot Barn Holdings Inc *	7,200	203
Boyd Gaming Corp	20,645	553
Bright Horizons Family Solutions Inc *	13,735	1,827
Brinker International Inc	9,982	450
Brunswick Corp/DE	18,883	1,169
Buckle Inc/The (A)	8,851	166
Burlington Stores Inc *	16,100	3,171
Caesars Entertainment *(A)	32,770	1,501
Caleres Inc	8,576	67
Callaway Golf Co	21,906	457
Camping World Holdings Inc, Cl A	7,000	203
Capri Holdings Ltd *	37,700	597
CarParts.com Inc *	6,200	87
Carriage Services Inc, Cl A	6,006	133
Carrols Restaurant Group Inc *	7,900	53
Carter’s Inc	10,970	873
Carvana Co, Cl A *(A)	13,600	2,937
Cato Corp/The, Cl A	6,296	50
Cavco Industries Inc *	2,231	426
Century Casinos Inc *	4,000	25
Century Communities Inc *	7,800	278
Cheesecake Factory Inc/The (A)	9,323	275
Chegg Inc *	29,700	2,190
Chico’s FAS Inc	58,751	75
Children’s Place Inc/The (A)	3,433	69
Choice Hotels International Inc (A)	9,177	911
Churchill Downs Inc	9,031	1,578
Chuy’s Holdings Inc *	2,335	52
Cimpress PLC *(A)	4,199	389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citi Trends Inc	3,097	$60
Clarus Corp	5,122	64
Collectors Universe Inc	1,800	80
Columbia Sportswear Co	6,844	586
CompX International Inc	400	5
Conn’s Inc *	3,909	50
Container Store Group Inc/The *	1,600	7
Cooper Tire & Rubber Co (A)	13,832	478
Cooper-Standard Holdings Inc *	3,300	60
Core-Mark Holding Co Inc	12,836	429
Cracker Barrel Old Country Store Inc (A)	5,744	768
Crocs Inc *	15,803	631
Dana Inc	35,698	498
Dave & Buster’s Entertainment Inc (A)	15,200	253
Deckers Outdoor Corp *	6,904	1,407
Del Taco Restaurants Inc *	4,500	38
Denny’s Corp *	14,463	166
Designer Brands Inc, Cl A	12,192	86
Dick’s Sporting Goods Inc	14,835	803
Dillard’s Inc, Cl A (A)	2,562	77
Dine Brands Global Inc	4,372	260
Dorman Products Inc *	6,740	571
Douglas Dynamics Inc	6,122	235
Duluth Holdings Inc, Cl B *(A)	2,900	28
Dunkin’ Brands Group Inc	19,530	1,486
El Pollo Loco Holdings Inc *(A)	3,900	70
Eros International PLC *	5,900	18
Escalade Inc	2,500	45
Ethan Allen Interiors Inc	5,276	75
Etsy Inc *	29,300	3,507
Everi Holdings Inc *	28,600	222
Express Inc *	14,962	17
Extended Stay America Inc	42,200	527
Fiesta Restaurant Group Inc *	2,905	29
Five Below Inc *	13,005	1,423
Floor & Decor Holdings Inc, Cl A *	22,100	1,619
Foot Locker Inc	25,200	764
Fossil Group Inc *	8,500	55
Fox Factory Holding Corp *	9,700	978
Franchise Group	4,600	113
frontdoor Inc *	20,950	913
Funko Inc, Cl A *	4,400	26
Gaia Inc, Cl A *	2,200	26
GameStop Corp, Cl A *(A)	21,400	143
Genesco Inc *	4,069	79
Gentex Corp	58,590	1,585
Gentherm Inc *	7,748	350
G-III Apparel Group Ltd *	10,906	121
Golden Entertainment Inc *	2,100	27
Goodyear Tire & Rubber Co	55,400	532
GoPro Inc, Cl A *	33,500	154
Graham Holdings Co, Cl B	1,100	471

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grand Canyon Education Inc *	11,115	$1,045
Green Brick Partners Inc *	6,200	88
Greenlane Holdings Inc, Cl A *	2,400	7
Group 1 Automotive Inc	4,735	409
Groupon, Cl A *	5,457	174
GrowGeneration *(A)	8,700	139
Grubhub Inc *	22,400	1,621
Guess? Inc (A)	11,317	130
Hamilton Beach Brands Holding Co, Cl A	2,010	44
Harley-Davidson Inc (A)	39,500	1,095
Haverty Furniture Cos Inc	4,363	92
Helen of Troy Ltd *	6,048	1,251
Hibbett Sports Inc *	4,012	134
Hilton Grand Vacations Inc *	20,470	448
Hooker Furniture Corp	2,700	67
Hudson Ltd, Cl A *	7,500	57
Hyatt Hotels Corp, Cl A (A)	8,327	470
IMAX Corp *	11,800	181
Installed Building Products Inc *	5,200	451
International Game Technology PLC	21,600	240
iRobot Corp *(A)	6,402	474
Jack in the Box Inc	5,421	447
Johnson Outdoors Inc, Cl A	1,400	120
K12 Inc *	9,488	353
KB Home	20,485	733
Kontoor Brands Inc (A)	11,600	256
Kura Sushi USA Inc, Cl A *	800	10
Lands’ End Inc *	4,362	58
Laureate Education Inc, Cl A *	28,100	352
La-Z-Boy Inc, Cl Z	12,226	397
LCI Industries	5,749	653
Lear Corp	14,271	1,626
LGI Homes Inc *(A)	6,000	671
Liberty Media Corp-Liberty Braves, Cl A *	1,803	35
Liberty Media Corp-Liberty Braves, Cl C *	10,465	204
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	37
Lifetime Brands Inc	3,300	32
Lindblad Expeditions Holdings Inc *	4,100	41
Lithia Motors Inc, Cl A	5,289	1,317
Lovesac Co/The *(A)	2,200	58
Lululemon Athletica Inc *	27,600	10,368
Lumber Liquidators Holdings Inc *	6,926	166
M/I Homes Inc *	8,294	353
Macy’s Inc (A)	79,400	553
Magnite *	33,038	243
Malibu Boats Inc, Cl A *	4,600	238
Marcus Corp/The	4,061	64
Marine Products Corp	1,800	26
MarineMax Inc *	3,996	117
Marriott Vacations Worldwide Corp	9,572	906
MasterCraft Boat Holdings Inc *	5,000	105
Mattel Inc *(A)	82,100	882

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDC Holdings Inc	11,615	$504
Meritage Homes Corp *	9,311	894
Michaels Cos Inc/The *	22,100	249
Modine Manufacturing Co *	9,874	67
Monarch Casino & Resort Inc *	3,500	161
Monro Inc (A)	7,828	361
Motorcar Parts of America Inc *(A)	3,700	64
Movado Group Inc	2,720	30
Nathan’s Famous Inc	900	47
National Vision Holdings Inc *	19,100	718
Nautilus Inc *	7,000	83
Noodles & Co, Cl A *	11,000	84
Nordstrom Inc (A)	27,700	443
Office Depot Inc (A)	14,511	339
Ollie’s Bargain Outlet Holdings Inc *	13,200	1,261
OneSpaWorld Holdings Ltd	12,400	86
Oxford Industries Inc	4,254	211
Papa John’s International Inc	7,642	751
Peloton Interactive Inc, Cl A *	23,400	1,794
Penn National Gaming Inc *(A)	32,673	1,670
Penske Automotive Group Inc	7,288	344
Perdoceo Education Corp *	16,254	234
PetMed Express Inc	3,796	132
Pinterest Inc, Cl A *	99,900	3,675
Planet Fitness Inc, Cl A *	19,100	1,161
PlayAGS Inc *	8,100	32
Polaris Inc	13,907	1,405
Pool Corp	9,670	3,170
Purple Innovation Inc, Cl A *	1,900	36
Qurate Retail Inc *	90,922	1,005
RCI Hospitality Holdings Inc	2,800	54
Red Robin Gourmet Burgers Inc *(A)	2,967	33
Red Rock Resorts Inc, Cl A	18,400	314
Regis Corp *	6,527	48
Rent-A-Center Inc/TX, Cl A	13,040	400
RH *(A)	4,111	1,359
Rocky Brands Inc	2,500	60
Ruth’s Hospitality Group Inc	5,172	53
Sally Beauty Holdings Inc *(A)	30,691	342
Scientific Games Corp, Cl A *(A)	14,862	307
SeaWorld Entertainment Inc *(A)	10,500	214
Service Corp International/US	41,489	1,894
ServiceMaster Global Holdings Inc *	31,600	1,261
Shake Shack Inc, Cl A *(A)	9,600	655
Shoe Carnival Inc	2,076	68
Signet Jewelers Ltd	11,400	197
Six Flags Entertainment Corp	19,758	429
Skechers USA Inc, Cl A *	31,946	954
Skyline Champion Corp *	12,400	354
Sleep Number Corp *(A)	6,909	332
Smith & Wesson Brands Inc *(A)	12,383	226
Sonic Automotive Inc, Cl A	5,064	214

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonos *	18,600	$262
Sportsman’s Warehouse Holdings Inc *	9,400	148
Standard Motor Products Inc	5,766	262
Steven Madden Ltd	19,551	414
Stitch Fix Inc, Cl A *(A)	15,900	384
Stoneridge Inc *	5,930	120
Strategic Education Inc	5,187	532
Superior Group of Cos Inc	2,000	46
Target Hospitality Corp *	12,300	18
Taylor Morrison Home Corp, Cl A *	32,360	761
Tempur Sealy International Inc *	12,223	1,046
Tenneco Inc, Cl A *	11,263	92
Tesla Inc *	180,695	90,044
Texas Roadhouse Inc, Cl A	15,566	980
Thor Industries Inc	13,090	1,236
Tilly’s Inc, Cl A	10,343	66
Toll Brothers Inc	27,439	1,158
TopBuild Corp *	7,900	1,215
TRI Pointe Group Inc *	35,073	592
Tupperware Brands Corp	16,524	269
Turtle Beach Corp *	4,000	78
Twin River Worldwide Holdings Inc	5,528	132
Unifi Inc *	2,480	30
Universal Electronics Inc *	3,887	160
Universal Technical Institute *	8,800	62
Urban Outfitters Inc *	15,800	372
Vail Resorts Inc	10,012	2,179
Vera Bradley Inc *	2,470	13
Vista Outdoor Inc *	12,288	238
Visteon Corp *	6,465	488
Vivint Smart Home *	16,600	295
Waitr Holdings Inc *	19,000	77
Wayfair Inc, Cl A *(A)	16,000	4,745
Wendy’s Co/The	44,975	942
Weyco Group Inc	263	5
Williams-Sonoma Inc (A)	18,337	1,609
Wingstop Inc	7,100	1,160
Winmark Corp	1,091	168
Winnebago Industries Inc	7,235	391
Wolverine World Wide Inc	20,896	522
Workhorse Group Inc *(A)	15,000	272
World Fuel Services Corp	14,841	392
WW International Inc *	12,174	286
Wyndham Destinations Inc	20,100	583
Wyndham Hotels & Resorts Inc	22,800	1,194
XPEL *	4,000	100
YETI Holdings Inc *	17,400	894
Yum China Holdings Inc	89,100	5,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zumiez Inc *	3,903	$100

		236,213

Consumer Staples — 2.8%
Alico Inc	143	5
Andersons Inc	8,999	159
Avis Budget Group Inc *(A)	13,960	476
B&G Foods Inc, Cl A (A)	16,611	517
BellRing Brands, Cl A *	9,500	185
Beyond Meat Inc *(A)	12,300	1,671
BG Staffing Inc	3,400	32
BJ’s Wholesale Club Holdings Inc *	32,500	1,443
Boston Beer Co Inc/The, Cl A *	2,083	1,837
Bridgford Foods Corp *	400	7
BrightView Holdings Inc *	4,800	59
Brink’s Co/The (A)	11,906	576
Bunge Ltd	32,943	1,503
Calavo Growers Inc (A)	4,426	281
Cal-Maine Foods Inc *(A)	8,128	314
Casey’s General Stores Inc	8,759	1,558
CBIZ Inc *	11,445	278
Celsius Holdings Inc *(A)	6,900	134
Central Garden & Pet Co, Cl A *	12,129	460
Chefs’ Warehouse Inc/The *(A)	6,121	91
Coca-Cola Consolidated Inc	1,189	325
Craft Brew Alliance Inc *	1,600	25
Darling Ingredients Inc *	38,157	1,220
Deluxe Corp	10,154	288
Edgewell Personal Care Co *	13,345	383
elf Beauty Inc *	5,600	109
Emerald Holding Inc	5,700	16
Energizer Holdings Inc (A)	14,845	687
Farmer Bros Co *	900	6
Flowers Foods Inc	46,508	1,138
Fresh Del Monte Produce Inc	8,981	208
Freshpet Inc *	9,500	1,079
Grocery Outlet Holding Corp *	16,300	670
Hain Celestial Group Inc/The *	20,360	668
Herbalife Nutrition Ltd *	24,044	1,182
HF Foods Group Inc *	9,900	79
Hostess Brands Inc, Cl A *	31,800	408
Ingles Markets Inc, Cl A	3,545	143
Ingredion Inc	16,065	1,292
Inter Parfums Inc	3,806	170
J & J Snack Foods Corp	3,564	484
John B Sanfilippo & Son Inc	2,619	209
Keurig Dr Pepper Inc (A)	93,800	2,798
Lancaster Colony Corp	4,529	805
Landec Corp *	4,693	48
Lifevantage Corp *	4,700	71
Limoneira Co	6,495	94
Medifast Inc	2,964	482

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGP Ingredients Inc (A)	2,300	$82
National Beverage Corp *(A)	2,352	191
Natural Grocers by Vitamin Cottage Inc	1,085	13
Nature’s Sunshine Products Inc *	437	5
NewAge *(A)	15,700	34
Nu Skin Enterprises Inc, Cl A	12,705	601
Performance Food Group Co *	32,100	1,172
Pilgrim’s Pride Corp *	14,207	227
Post Holdings Inc *	15,169	1,335
PriceSmart Inc	5,423	357
Primo Water	37,100	507
Revlon Inc, Cl A *(A)	2,920	21
Reynolds Consumer Products Inc	11,600	385
Rite Aid Corp *(A)	13,411	175
Rosetta Stone Inc *	5,200	158
Sanderson Farms Inc	4,741	554
Seaboard Corp	57	153
Seneca Foods Corp, Cl A *	2,462	117
Simply Good Foods Co *	21,200	527
SpartanNash Co	7,336	147
Spectrum Brands Holdings Inc	10,087	601
Sprouts Farmers Market Inc *	30,400	710
Tootsie Roll Industries Inc (A)	3,508	112
TreeHouse Foods Inc *	13,309	570
Turning Point Brands Inc	1,500	43
United Natural Foods Inc *(A)	12,698	229
Universal Corp/VA	5,545	241
US Foods Holding Corp *	52,500	1,278
USANA Health Sciences Inc *	3,432	269
Vector Group Ltd	30,491	307
Village Super Market Inc, Cl A	1,962	50
WD-40 Co (A)	3,386	692
Weis Markets Inc	1,704	84

		38,620

Energy — 1.7%
Antero Midstream Corp (A)	69,200	468
Antero Resources Corp *(A)	74,800	241
Arch Resources Inc	3,500	132
Archrock Inc	40,283	264
Berry Corp	10,500	41
Bonanza Creek Energy Inc *	4,100	82
Brigham Minerals Inc, Cl A	5,600	66
Bristow Group *	697	13
Cactus Inc, Cl A	12,400	274
ChampionX *	47,600	487
Cheniere Energy Inc *	57,365	2,986
Cimarex Energy Co	24,000	667
Clean Energy Fuels Corp *	20,388	54
CNX Resources Corp *	44,100	483
Comstock Resources Inc *	3,700	21
CONSOL Energy Inc *	5,075	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Contango Oil & Gas Co *(A)	21,300	$35
Continental Resources Inc/OK (A)	20,396	350
CVR Energy Inc	7,097	118
Delek US Holdings Inc	17,446	274
DHT Holdings Inc	26,500	140
DMC Global Inc (A)	3,400	120
Dorian LPG Ltd *	6,747	57
Dril-Quip Inc *	10,287	341
Earthstone Energy Inc, Cl A *	8,700	25
EQT Corp	60,400	959
Equitrans Midstream Corp	96,700	994
Evolution Petroleum Corp	4,027	11
Exterran Corp *	7,541	35
Falcon Minerals Corp	13,800	39
Frank’s International NV *	20,900	48
Frontline Ltd/Bermuda (A)	28,000	223
Golar LNG Ltd	22,402	232
Goodrich Petroleum Corp *	2,200	18
Green Plains Inc *	7,690	103
Gulfport Energy Corp *	67,381	48
Helix Energy Solutions Group Inc *	47,369	170
Helmerich & Payne Inc	28,000	461
Kosmos Energy Ltd	81,275	119
Liberty Oilfield Services Inc, Cl A	10,800	70
Magnolia Oil & Gas Corp *(A)	39,700	256
Matador Resources Co *(A)	25,400	247
Matrix Service Co *	4,781	44
Montage Resources Corp *	253	1
MRC Global Inc *	18,112	103
Murphy Oil Corp (A)	36,100	496
Murphy USA Inc *	6,500	877
Nabors Industries Ltd (A)	1,391	56
NACCO Industries Inc, Cl A	1,005	21
National Energy Services Reunited Corp *	11,400	86
Newpark Resources Inc *	18,020	35
NextDecade Corp *	3,000	4
NexTier Oilfield Solutions Inc *	56,839	143
Nordic American Tankers Ltd	34,377	150
NOW Inc *	21,600	157
Oceaneering International Inc *	20,846	112
Oil States International Inc *	16,699	73
Ovintiv (A)	62,200	689
Par Pacific Holdings Inc *	6,786	59
Parsley Energy Inc, Cl A	71,423	768
Patterson-UTI Energy Inc	55,822	215
PBF Energy Inc, Cl A (A)	28,477	244
PDC Energy Inc *	24,377	369
Peabody Energy Corp	15,500	40
Penn Virginia Corp *(A)	2,900	33
Plug Power Inc *(A)	91,200	1,184
PrimeEnergy Resources Corp *	100	7
ProPetro Holding Corp *	16,000	100

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Range Resources Corp (A)	59,900	$447
Renewable Energy Group Inc *	10,100	338
REX American Resources Corp *	1,300	80
RPC Inc *(A)	10,999	34
Scorpio Tankers Inc	10,813	128
SEACOR Holdings Inc *	3,374	107
Select Energy Services Inc, Cl A *	12,200	58
SFL	19,676	173
SM Energy Co	37,713	92
Solaris Oilfield Infrastructure Inc, Cl A	5,400	42
Southwestern Energy Co *(A)	121,100	337
Sunnova Energy International Inc *	7,200	171
Sunrun Inc *(A)	29,400	1,663
Talos Energy Inc *	4,900	37
Targa Resources Corp	56,259	957
Tellurian Inc *(A)	21,300	20
Thermon Group Holdings Inc *	6,882	91
Tidewater Inc *	9,800	67
Transocean Ltd *(A)	138,034	168
US Silica Holdings Inc	15,626	70
Vivint Solar Inc *	14,500	448
W&T Offshore Inc *(A)	15,938	36
Whiting Petroleum Corp *(A)	21,540	17
WPX Energy Inc *	98,000	545

		23,990

Financials — 11.5%
1st Constitution Bancorp	2,100	26
1st Source Corp	4,158	143
ACNB Corp	900	19
Affiliated Managers Group Inc	11,200	769
AGNC Investment Corp ‡	135,621	1,914
Alerus Financial Corp	6,700	138
Alleghany Corp	3,367	1,867
Allegiance Bancshares Inc	5,500	140
Ally Financial Inc	89,200	2,041
Altabancorp	2,500	52
Amalgamated Bank, Cl A	5,800	68
Ambac Financial Group Inc *	12,500	158
Amerant Bancorp Inc, Cl A *	7,100	93
American Equity Investment Life Holding Co	21,578	516
American Financial Group Inc/OH	17,653	1,180
American National Bankshares Inc	4,106	93
American National Group Inc	2,231	167
Ameris Bancorp	15,162	372
AMERISAFE Inc	4,533	302
Ames National Corp	1,097	22
Annaly Capital Management Inc ‡	358,159	2,632
Anworth Mortgage Asset Corp	20,368	35
Apollo Commercial Real Estate Finance Inc	36,619	327
Apollo Global Management Inc, Cl A	40,700	1,908
Arbor Realty Trust Inc ‡(A)	24,500	277

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arch Capital Group Ltd *	97,508	$3,075
Ardmore Shipping Corp	2,100	8
Ares Commercial Real Estate Corp	4,800	48
Ares Management Corp, Cl A	23,400	947
Argo Group International Holdings Ltd	8,416	313
Arlington Asset Investment Corp, Cl A	3,412	9
ARMOUR Residential Inc ‡	14,724	143
Arrow Financial Corp	2,318	66
Artisan Partners Asset Management Inc, Cl A	12,600	488
Assetmark Financial Holdings Inc *	3,900	94
Associated Banc-Corp	37,536	504
Associated Capital Group Inc	500	19
Assured Guaranty Ltd	20,087	431
Athene Holding Ltd, Cl A *	27,600	1,009
Atlantic Capital Bancshares Inc *	4,300	50
Atlantic Union Bankshares Corp	18,982	442
Axis Capital Holdings Ltd	19,768	944
Axos Financial Inc *(A)	15,136	375
B Riley Financial Inc	6,900	185
Banc of California Inc	8,800	97
BancFirst Corp	3,650	161
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	65
Bancorp Inc/The *	10,004	95
BancorpSouth Bank	25,582	552
Bank First Corp (A)	1,900	119
Bank of Commerce Holdings	5,900	43
Bank of Hawaii Corp (A)	9,424	519
Bank of Marin Bancorp	3,614	115
Bank of NT Butterfield & Son Ltd/The	12,400	312
Bank of Princeton/The	1,400	27
Bank OZK	28,970	667
Bank7 Corp	900	9
BankFinancial Corp	4,897	36
BankUnited Inc	21,496	503
Bankwell Financial Group Inc	300	5
Banner Corp	8,151	294
Bar Harbor Bankshares	2,850	58
BayCom Corp *	2,800	32
BCB Bancorp Inc	4,800	39
Berkshire Hills Bancorp Inc	9,991	92
BGC Partners Inc, Cl A	72,536	183
Blackstone Mortgage Trust Inc, Cl A ‡	32,800	780
Blucora Inc *	10,529	126
BOK Financial Corp	7,682	431
Boston Private Financial Holdings Inc	17,215	102
Bridge Bancorp Inc	3,412	68
Bridgewater Bancshares Inc *	6,100	59
Brighthouse Financial Inc *	23,500	713
Brightsphere Investment Group Inc	15,300	212
Broadmark Realty Capital (A)	30,500	299
Brookline Bancorp Inc	21,974	211

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brown & Brown Inc	58,952	$2,735
BRP Group Inc, Cl A *	3,600	99
Bryn Mawr Bank Corp	4,522	123
Business First Bancshares Inc	1,800	26
Byline Bancorp Inc	3,200	40
C&F Financial Corp	300	10
Cadence BanCorp, Cl A	32,314	307
Cambridge Bancorp	2,700	148
Camden National Corp	3,058	100
Cannae Holdings Inc *	21,462	810
Capital Bancorp Inc *	1,900	20
Capital City Bank Group Inc	2,861	58
Capitol Federal Financial Inc	33,387	312
Capstar Financial Holdings Inc	6,400	65
Capstead Mortgage Corp ‡	18,718	115
Carlyle Group Inc/The (A)	27,800	718
Carter Bank & Trust	7,100	50
Cathay General Bancorp	18,715	462
CBTX Inc	3,600	57
Central Pacific Financial Corp	6,810	105
Central Valley Community Bancorp	1,500	18
Century Bancorp Inc/MA, Cl A	300	21
Chemung Financial Corp	900	26
Cherry Hill Mortgage Investment Corp	5,813	56
Chimera Investment Corp ‡	44,565	396
ChoiceOne Financial Services	4,000	114
CIT Group Inc	23,461	461
Citizens & Northern Corp	1,840	32
Citizens Inc/TX, Cl A *(A)	7,833	46
City Holding Co	3,885	249
Civista Bancshares Inc	1,900	25
CNA Financial Corp	6,675	215
CNB Financial Corp/PA	2,048	33
CNO Financial Group Inc	36,525	595
Coastal Financial Corp/WA *	1,900	26
Codorus Valley Bancorp Inc	1,944	25
Cohen & Steers Inc	5,536	335
Colony Bankcorp Inc	1,800	20
Colony Credit Real Estate Inc ‡	16,100	97
Columbia Banking System Inc	18,229	509
Columbia Financial Inc *	14,900	159
Commerce Bancshares Inc/MO (A)	24,027	1,431
Community Bank System Inc	12,151	731
Community Bankers Trust Corp	7,400	38
Community Financial Corp/The	1,200	27
Community Trust Bancorp Inc	3,393	109
ConnectOne Bancorp Inc	6,383	97
Cowen Inc, Cl A	8,030	145
Crawford & Co, Cl A	5,700	39
Credit Acceptance Corp *(A)	2,412	933
CrossFirst Bankshares Inc *	11,500	106
Cullen/Frost Bankers Inc	13,405	931

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Curo Group Holdings Corp	2,300	$18
Customers Bancorp Inc *	7,470	95
CVB Financial Corp	30,679	559
Diamond Hill Investment Group Inc	554	69
Diamond S Shipping Inc *	8,600	70
Dime Community Bancshares Inc	5,583	72
Donegal Group Inc, Cl A	2,500	36
Dynex Capital Inc	5,597	89
Eagle Bancorp Inc	8,906	256
East West Bancorp Inc	33,666	1,238
Eaton Vance Corp	26,025	1,068
eHealth Inc *(A)	5,874	371
Ellington Financial Inc	8,300	103
Employers Holdings Inc	7,074	230
Encore Capital Group Inc *(A)	7,975	366
Enova International Inc *	10,266	175
Enstar Group Ltd *	2,751	492
Enterprise Bancorp Inc/MA	1,148	25
Enterprise Financial Services Corp	6,749	202
Equitable Holdings Inc	97,100	2,058
Equity Bancshares Inc, Cl A *	5,300	84
Erie Indemnity Co, Cl A	5,987	1,278
Esquire Financial Holdings Inc *	1,500	25
ESSA Bancorp Inc	2,300	29
Essent Group Ltd	25,800	921
Evans Bancorp Inc	1,700	39
Evercore Inc, Cl A	8,976	555
EZCORP Inc, Cl A *	7,457	40
FactSet Research Systems Inc	9,286	3,254
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	39
Farmers National Banc Corp	4,900	57
FB Financial Corp	7,502	203
FBL Financial Group Inc, Cl A	1,682	62
Federal Agricultural Mortgage Corp, Cl C	1,988	135
Federated Hermes Inc, Cl B	22,970	549
FedNat Holding Co	1,300	11
Fidelity D&D Bancorp Inc	700	32
Fidelity National Financial Inc	65,666	2,156
Financial Institutions Inc	3,243	56
First American Financial Corp	25,972	1,365
First Bancorp Inc/The	3,052	65
First BanCorp/Puerto Rico	55,116	316
First Bancorp/Southern Pines NC	6,545	134
First Bancshares Inc/The	7,100	152
First Bank/Hamilton NJ	5,700	37
First Busey Corp	12,392	221
First Business Financial Services Inc	1,000	16
First Capital Inc	1,100	67
First Choice Bancorp	2,600	37
First Citizens BancShares Inc/NC, Cl A	1,691	665
First Commonwealth Financial Corp	22,901	188

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Community Bankshares Inc	4,442	$85
First Financial Bancorp	23,033	316
First Financial Bankshares Inc (A)	30,612	927
First Financial Corp/IN	4,012	138
First Foundation Inc	10,600	161
First Guaranty Bancshares Inc	1,200	15
First Hawaiian Inc	30,600	506
First Horizon National Corp	130,325	1,245
First Internet Bancorp	1,100	16
First Interstate BancSystem Inc, Cl A	12,391	406
First Merchants Corp	14,018	359
First Mid Bancshares Inc	2,100	55
First Midwest Bancorp Inc/IL	27,242	339
First Northwest Bancorp	3,500	39
First of Long Island Corp/The	4,995	77
FirstCash Inc	9,620	575
Flagstar Bancorp Inc	7,500	236
Fluidigm Corp *	18,053	142
Flushing Financial Corp	6,070	74
FNB Corp/PA	76,989	577
FNCB Bancorp Inc	4,100	24
Focus Financial Partners Inc, Cl A *	6,500	230
Franklin Financial Services Corp	1,000	24
FS Bancorp Inc	1,300	52
Fulton Financial Corp	38,112	373
FVCBankcorp Inc *	5,300	56
GAMCO Investors Inc, Cl A	1,931	24
Genworth Financial Inc, Cl A *	124,800	377
German American Bancorp Inc	7,066	200
Glacier Bancorp Inc	23,580	827
Goosehead Insurance Inc, Cl A	3,100	319
Granite Point Mortgage Trust Inc	10,941	73
Great Ajax Corp	3,002	27
Great Southern Bancorp Inc	2,499	96
Great Western Bancorp Inc	14,800	206
Green Dot Corp, Cl A *	12,455	648
Greene County Bancorp Inc	800	19
Greenhill & Co Inc	2,071	23
Greenlight Capital Re Ltd, Cl A *	6,409	47
Guaranty Bancshares Inc/TX	3,000	79
GWG Holdings Inc *	400	4
Hamilton Lane Inc, Cl A	5,300	387
Hancock Whitney Corp	20,614	412
Hanmi Financial Corp	5,678	54
Hanover Insurance Group Inc/The	9,417	965
HarborOne Bancorp Inc	7,720	67
Hawthorn Bancshares Inc	1,456	27
HBT Financial Inc	2,200	26
HCI Group Inc (A)	1,115	61
Heartland Financial USA Inc	7,775	268
Heritage Commerce Corp	17,800	123
Heritage Financial Corp/WA	8,071	161

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heritage Insurance Holdings Inc	3,800	$50
Hilltop Holdings Inc	17,038	351
Hingham Institution For Savings The	300	55
Home Bancorp Inc	1,200	29
Home BancShares Inc/AR	39,032	633
HomeStreet Inc	4,372	120
HomeTrust Bancshares Inc	4,102	58
Hope Bancorp Inc	26,995	228
Horace Mann Educators Corp	9,814	383
Horizon Bancorp Inc/IN	11,625	130
Houlihan Lokey Inc, Cl A	10,500	615
Howard Bancorp Inc *	2,500	25
Independence Holding Co	1,700	60
Independent Bank Corp	7,786	489
Independent Bank Corp/MI	5,400	81
Independent Bank Group Inc (A)	8,402	391
Interactive Brokers Group Inc, Cl A	17,727	940
International Bancshares Corp	14,350	453
International Seaways Inc	5,366	91
IntriCon Corp *	1,200	15
Invesco Mortgage Capital Inc (A)	55,095	165
Investar Holding Corp	1,700	23
Investors Bancorp Inc	51,843	402
Investors Title Co	400	54
James River Group Holdings Ltd	7,200	351
Jefferies Financial Group Inc	54,100	949
Kearny Financial Corp/MD	17,129	133
Kemper Corp	14,773	1,147
Kinsale Capital Group Inc	5,000	1,036
KKR & Co Inc	129,400	4,635
KKR Real Estate Finance Trust Inc	5,800	106
Ladder Capital Corp, Cl A ‡	25,162	187
Lakeland Bancorp Inc	14,893	158
Lakeland Financial Corp	5,757	263
Lazard Ltd, Cl A (B)	24,131	764
LCNB Corp	2,500	37
Legacy Housing Corp *	1,400	21
LendingClub Corp *	17,800	95
LendingTree Inc *(A)	1,900	587
Level One Bancorp Inc	1,200	19
Live Oak Bancshares Inc	6,500	144
LPL Financial Holdings Inc	18,762	1,541
Luther Burbank Corp	4,422	41
Macatawa Bank Corp	5,200	38
Mackinac Financial Corp	2,200	22
MainStreet Bancshares Inc *	1,700	22
Markel Corp *	3,353	3,644
Marlin Business Services Corp	1,822	12
MBIA Inc *	21,782	177
Mercantile Bank Corp	3,557	78
Merchants Bancorp/IN	3,100	63
Mercury General Corp	6,578	294

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Bancorp Inc	12,127	$141
Meta Financial Group Inc	9,100	175
Metrocity Bankshares Inc	3,800	52
Metropolitan Bank Holding Corp *	1,300	40
MFA Financial Inc ‡	112,497	301
MGIC Investment Corp	80,618	739
Mid Penn Bancorp Inc	2,400	46
Midland States Bancorp Inc	5,600	82
MidWestOne Financial Group Inc	2,369	45
MMA Capital Holdings Inc *	1,200	28
Moelis & Co, Cl A (A)	14,800	472
Morningstar Inc	5,420	868
Mr Cooper Group Inc *	22,071	404
MVB Financial Corp	3,200	45
National Bank Holdings Corp, Cl A	7,500	213
National Bankshares Inc	1,036	26
National General Holdings Corp	18,000	613
National Western Life Group Inc, Cl A	510	112
Navient Corp	48,100	437
NBT Bancorp Inc	10,108	308
Nelnet Inc, Cl A	4,531	297
New Residential Investment Corp ‡	98,950	766
New York Community Bancorp Inc	107,439	972
New York Mortgage Trust Inc ‡	90,238	238
NI Holdings Inc *	2,300	38
Nicolet Bankshares Inc *	2,000	120
NMI Holdings Inc, Cl A *	16,800	288
Northeast Bank	2,600	49
Northfield Bancorp Inc	8,705	84
Northrim BanCorp Inc	1,300	35
Northwest Bancshares Inc	25,179	255
Norwood Financial Corp	2,000	50
Oak Valley Bancorp	1,600	22
OceanFirst Financial Corp	12,468	195
OFG Bancorp	10,925	140
Ohio Valley Banc Corp	1,000	23
Old National Bancorp/IN	38,894	544
Old Republic International Corp	67,544	1,088
Old Second Bancorp Inc	8,600	70
OneMain Holdings Inc, Cl A	16,100	468
OP Bancorp	3,200	20
Oportun Financial Corp *	1,700	21
Oppenheimer Holdings Inc, Cl A	2,164	53
Orchid Island Capital Inc, Cl A ‡	20,900	107
Origin Bancorp Inc	6,200	147
Orrstown Financial Services Inc	3,700	51
Overseas Shipholding Group Inc, Cl A *	8,900	19
Pacific Premier Bancorp Inc	20,636	466
PacWest Bancorp	27,912	533
Palomar Holdings Inc, Cl A *	4,500	506
Park National Corp (A)	3,905	351
Parke Bancorp Inc	1,636	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PCB Bancorp	4,600	$44
PCSB Financial Corp	4,700	60
PDL Community Bancorp *	2,000	16
Peapack-Gladstone Financial Corp	6,154	105
Penns Woods Bancorp Inc	978	20
PennyMac Financial Services Inc	11,000	580
PennyMac Mortgage Investment Trust ‡	22,663	388
Peoples Bancorp Inc/OH	3,010	64
Peoples Bancorp of North Carolina Inc	1,100	19
Peoples Financial Services Corp	900	33
Pinnacle Financial Partners Inc	17,627	704
Pioneer Bancorp Inc/NY *	2,700	22
Piper Sandler Cos	3,977	300
PJT Partners Inc	6,000	355
Popular Inc	20,756	769
PRA Group Inc *	11,858	553
Preferred Bank/Los Angeles CA	3,037	114
Premier Financial Bancorp Inc	625	8
Premier Financial Corp	8,976	164
Primerica Inc	9,529	1,190
ProAssurance Corp	15,225	233
ProSight Global Inc *	2,100	20
Prosperity Bancshares Inc	21,335	1,163
Protective Insurance Corp	1,481	21
Provident Bancorp Inc	2,100	16
Provident Financial Holdings Inc	1,400	17
Provident Financial Services Inc	20,378	269
Prudential Bancorp Inc	2,100	21
Pzena Investment Management Inc, Cl A	6,300	31
QCR Holdings Inc	4,800	144
Radian Group Inc	45,548	703
RBB Bancorp	2,600	34
Ready Capital Corp	6,294	64
Red River Bancshares Inc	1,200	52
Redwood Trust Inc ‡	27,405	190
Regional Management Corp *	2,800	51
Reinsurance Group of America Inc, Cl A	16,616	1,523
Reliant Bancorp Inc	1,900	28
RenaissanceRe Holdings Ltd	11,706	2,151
Renasant Corp	13,160	334
Republic Bancorp Inc/KY, Cl A	1,298	40
Republic First Bancorp Inc *	9,800	20
Richmond Mutual BanCorp Inc	4,500	51
Riverview Bancorp Inc	5,100	21
RLI Corp (A)	9,382	880
S&T Bancorp Inc	8,332	168
Safeguard Scientifics Inc	3,396	21
Safety Insurance Group Inc	4,031	292
Sandy Spring Bancorp Inc	13,510	323
Santander Consumer USA Holdings Inc (A)	18,000	310
Sculptor Capital Management Inc, Cl A	5,700	73
Seacoast Banking Corp of Florida *	12,398	251

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEI Investments Co †	27,519	$1,441
Select Bancorp Inc *	5,700	44
Selective Insurance Group Inc	13,884	830
ServisFirst Bancshares Inc	12,700	465
Shore Bancshares Inc	3,000	29
Siebert Financial Corp *	1,800	7
Sierra Bancorp	2,978	53
Signature Bank/New York NY	12,470	1,210
Silvercrest Asset Management Group Inc, Cl A	2,100	26
Silvergate Capital Corp, Cl A *	800	12
Simmons First National Corp, Cl A	26,748	457
SLM Corp	89,400	683
SmartFinancial Inc	2,200	30
South Plains Financial Inc	2,400	34
South State Corp	16,836	937
Southern First Bancshares Inc *	1,491	39
Southern Missouri Bancorp Inc	1,900	45
Southern National Bancorp of Virginia Inc	6,000	51
Southside Bancshares Inc	8,762	241
Spirit of Texas Bancshares Inc *	4,600	58
Starwood Property Trust Inc ‡	65,280	1,018
State Auto Financial Corp	3,690	57
Sterling Bancorp Inc/MI	4,000	12
Sterling Bancorp/DE	46,315	541
Stewart Information Services Corp	6,841	292
Stifel Financial Corp	15,782	800
Stock Yards Bancorp Inc	4,702	202
StoneX Group *	3,268	185
Sturm Ruger & Co Inc (A)	3,542	251
Summit Financial Group Inc	1,700	25
Synovus Financial Corp	36,392	796
TCF Financial Corp	37,180	999
TD Ameritrade Holding Corp	65,073	2,498
Territorial Bancorp Inc	773	16
Texas Capital Bancshares Inc *	12,723	412
TFS Financial Corp	12,343	191
Third Point Reinsurance Ltd *	17,500	150
Timberland Bancorp Inc/WA	2,400	42
Tiptree Inc	9,700	55
Tompkins Financial Corp	3,905	258
Towne Bank/Portsmouth VA	15,967	283
TPG RE Finance Trust Inc	14,400	127
Tradeweb Markets Inc, Cl A (A)	19,600	1,123
TriCo Bancshares	6,909	191
TriState Capital Holdings Inc *	6,500	90
Triumph Bancorp Inc *	4,500	129
Trupanion Inc *(A)	6,500	408
TrustCo Bank Corp NY	21,626	129
Trustmark Corp	14,939	351
Two Harbors Investment Corp ‡	64,742	353
UMB Financial Corp	10,245	550

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Umpqua Holdings Corp	52,531	$593
United Bankshares Inc/WV	29,856	780
United Community Banks Inc/GA	17,474	317
United Fire Group Inc	6,771	171
United Insurance Holdings Corp	1,900	14
United Security Bancshares/Fresno CA	3,200	19
Unity Bancorp Inc	2,800	37
Universal Insurance Holdings Inc	9,000	167
Univest Financial Corp	8,915	143
Valley National Bancorp	94,568	710
Veritex Holdings Inc	12,539	225
Virtu Financial Inc, Cl A	14,400	372
Virtus Investment Partners Inc	2,200	312
Voya Financial Inc	30,000	1,557
Waddell & Reed Financial Inc, Cl A (A)	16,402	258
Walker & Dunlop Inc	7,523	412
Washington Federal Inc	17,936	421
Washington Trust Bancorp Inc	3,870	129
Waterstone Financial Inc	4,000	62
Watford Holdings Ltd *	5,900	94
Webster Financial Corp	22,551	620
WesBanco Inc	16,609	369
West BanCorp Inc	3,785	67
Westamerica BanCorp	6,155	375
Western Alliance Bancorp	22,961	811
Western Asset Mortgage Capital Corp ‡	18,144	41
Western New England Bancorp Inc	5,000	26
Westwood Holdings Group Inc	1,828	21
White Mountains Insurance Group Ltd	762	679
Wintrust Financial Corp	13,649	594
WisdomTree Investments Inc	34,575	129
World Acceptance Corp *(A)	1,676	153
WSFS Financial Corp	12,143	356

		159,656

Health Care — 14.8%
10X Genomics Inc, Cl A *	13,000	1,490
1Life Healthcare Inc *	4,700	137
89bio Inc *	700	27
Abeona Therapeutics Inc *	7,000	16
Acadia Healthcare Co Inc *	20,587	636
ACADIA Pharmaceuticals Inc *(A)	26,100	1,033
Accelerate Diagnostics Inc *(A)	4,900	60
Acceleron Pharma Inc *	12,300	1,199
Accuray Inc *	14,863	35
AcelRx Pharmaceuticals Inc *(A)	62,100	78
Adaptive Biotechnologies Corp *	16,300	678
Addus HomeCare Corp *	3,600	337
ADMA Biologics Inc *(A)	15,400	39
Aduro Biotech Inc *	7,800	24
Adverum Biotechnologies Inc *	17,400	212

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	$68
Aerie Pharmaceuticals Inc *	11,900	131
Affimed NV *	19,500	67
Agenus Inc *	33,000	144
Agile Therapeutics *	16,200	52
Agios Pharmaceuticals Inc *	15,600	640
Aimmune Therapeutics Inc *(A)	10,300	352
Akcea Therapeutics Inc *	3,800	69
Akebia Therapeutics Inc *	30,985	323
Akero Therapeutics Inc *	3,000	98
Albireo Pharma Inc *	1,800	50
Alector Inc *	11,000	142
Alkermes PLC *	37,653	623
Allakos Inc *(A)	5,800	520
Allogene Therapeutics Inc *(A)	11,500	410
Allscripts Healthcare Solutions Inc *	37,453	334
Alnylam Pharmaceuticals Inc *	28,189	3,739
Alphatec Holdings Inc *(A)	12,300	74
AMAG Pharmaceuticals Inc *	6,003	62
Amedisys Inc *	7,771	1,880
American Renal Associates Holdings Inc *	1,700	11
Amicus Therapeutics Inc *	60,400	882
AMN Healthcare Services Inc *	10,909	587
Amneal Pharmaceuticals Inc *	23,588	97
Amphastar Pharmaceuticals Inc *	7,300	149
AnaptysBio Inc *	4,800	83
Anavex Life Sciences Corp *(A)	10,300	44
AngioDynamics Inc *	7,370	69
ANI Pharmaceuticals Inc *	2,500	78
Anika Therapeutics Inc *	3,070	118
Antares Pharma Inc *	60,900	172
Apellis Pharmaceuticals Inc *(A)	16,300	503
Apollo Medical Holdings Inc *	1,500	28
Applied Therapeutics Inc *	3,200	77
Aprea Therapeutics Inc *	1,600	43
Apyx Medical Corp *	14,200	65
Aravive *	2,900	17
Arcturus Therapeutics Holdings *	3,100	150
Arcus Biosciences Inc *	7,700	183
Arcutis Biotherapeutics Inc *	2,500	63
Ardelyx Inc *	16,000	92
Arena Pharmaceuticals Inc *	14,565	1,017
Arrowhead Pharmaceuticals Inc *	23,800	1,005
Arvinas Inc *	7,000	182
Aspira Women’s Health *(A)	11,200	32
Assembly Biosciences Inc *	8,400	184
Atara Biotherapeutics Inc *	13,700	185
Athenex Inc *(A)	14,700	169
Athersys Inc *(A)	50,000	109
Atreca Inc, Cl A *	7,200	102
AtriCure Inc *	9,320	417

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atrion Corp	330	$208
Avalon GloboCare Corp *	5,200	7
Avanos Medical Inc *	12,200	395
Avantor Inc *	112,200	2,532
Avid Bioservices Inc *	18,600	156
Avrobio Inc *	7,400	128
Axcella Health Inc *	1,900	10
Axogen Inc *	6,100	72
Axonics Modulation Technologies Inc *(A)	7,200	304
Axsome Therapeutics Inc *(A)	6,500	477
Beam Therapeutics Inc *(A)	3,000	75
Beyondspring Inc *	4,400	55
BioCryst Pharmaceuticals Inc *(A)	52,000	216
BioDelivery Sciences International Inc *	35,600	139
Biohaven Pharmaceutical Holding Co Ltd *	11,200	710
BioLife Solutions Inc *	1,700	36
BioMarin Pharmaceutical Inc *	44,446	3,468
BioSig Technologies Inc *	3,800	28
BioSpecifics Technologies Corp *	1,400	90
Bio-Techne Corp	9,425	2,408
BioTelemetry Inc *	8,000	317
Bioxcel Therapeutics Inc *	2,500	102
Black Diamond Therapeutics Inc *	2,900	83
Bluebird Bio Inc *(A)	15,800	937
Blueprint Medicines Corp *	13,700	1,061
BrainStorm Cell Therapeutics *	6,300	79
Bridgebio Pharma *(A)	18,200	543
Brookdale Senior Living Inc, Cl A *	60,509	166
Bruker Corp	24,832	1,043
Cabaletta Bio Inc *	1,600	17
Calithera Biosciences Inc *	22,500	91
Calyxt Inc *	2,200	12
Cantel Medical Corp (A)	8,877	466
Cara Therapeutics Inc *(A)	9,400	146
Cardiovascular Systems Inc *	8,225	269
CareDx Inc *	9,700	331
CASI Pharmaceuticals Inc *	9,300	16
Castle Biosciences Inc *	4,000	183
Catalent Inc *	38,200	3,534
Catalyst Pharmaceuticals Inc *	23,400	77
Cellular Biomedicine Group Inc *	4,200	78
CEL-SCI Corp *(A)	9,900	128
Cerecor Inc *	5,300	13
Cerus Corp *	38,497	245
Change Healthcare Inc *	58,000	821
Charles River Laboratories International Inc *	11,706	2,563
Checkpoint Therapeutics Inc *	5,900	13
Chemed Corp	3,745	1,937
ChemoCentryx Inc *	10,600	567
Chiasma Inc *	11,600	64
Chimerix Inc *	7,900	22

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ChromaDex Corp *	9,900	$49
Clovis Oncology Inc *(A)	17,166	89
Codexis Inc *	11,400	157
Co-Diagnostics Inc *(A)	6,200	68
Coherus Biosciences Inc *(A)	14,800	281
Collegium Pharmaceutical Inc *	6,400	122
Community Health Systems Inc *(A)	21,729	112
Concert Pharmaceuticals Inc *	3,900	38
CONMED Corp	6,608	570
Constellation Pharmaceuticals Inc *	6,400	135
Corbus Pharmaceuticals Holdings Inc *(A)	15,800	147
Corcept Therapeutics Inc *(A)	25,200	320
CorMedix Inc *	8,600	40
Cortexyme Inc *	3,700	163
CorVel Corp *	2,334	194
Covetrus Inc *	26,700	612
Crinetics Pharmaceuticals Inc *	6,400	103
Cross Country Healthcare Inc *	9,179	59
CryoLife Inc *	8,545	173
Cue Biopharma Inc *	6,900	123
Cutera Inc *	2,900	47
Cyclerion Therapeutics Inc *	2,425	17
Cymabay Therapeutics Inc *	11,300	73
Cytokinetics Inc *	15,800	379
CytomX Therapeutics Inc *	15,800	115
CytoSorbents Corp *	5,500	46
Deciphera Pharmaceuticals Inc *	8,900	401
Denali Therapeutics Inc *	17,400	555
Dicerna Pharmaceuticals Inc *	15,500	287
Durect Corp *	47,000	82
Dyadic International *(A)	4,600	37
Dynavax Technologies Corp, Cl A *(A)	21,289	127
Eagle Pharmaceuticals Inc/DE *	2,700	107
Editas Medicine Inc *(A)	12,300	433
Eidos Therapeutics Inc *(A)	3,100	134
Eiger BioPharmaceuticals Inc *	5,600	63
Elanco Animal Health Inc *	99,800	2,900
Eloxx Pharmaceuticals Inc *	4,100	13
Emergent BioSolutions Inc *	10,584	1,207
Enanta Pharmaceuticals Inc *	4,700	245
Encompass Health Corp	23,241	1,516
Endo International PLC *(A)	64,300	194
Enochian Biosciences Inc *(A)	3,300	13
Ensign Group Inc/The	12,936	757
Envista Holdings Corp *	38,200	916
Enzo Biochem Inc *	10,000	21
Epizyme Inc *(A)	19,800	257
Esperion Therapeutics Inc *(A)	6,200	224
Evelo Biosciences Inc *	3,300	15
Evofem Biosciences Inc *	7,034	23
Evolent Health Inc, Cl A *(A)	23,000	330
Evolus Inc *(A)	4,600	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exact Sciences Corp *	36,080	$2,716
Exagen Inc *	800	12
Exelixis Inc *	72,600	1,613
Fate Therapeutics Inc *	14,700	535
Fennec Pharmaceuticals *	5,100	28
FibroGen Inc *(A)	19,500	874
Five Prime Therapeutics Inc *	5,300	23
Flexion Therapeutics Inc *	6,800	79
Fortress Biotech *	32,300	128
Frequency Therapeutics Inc *(A)	6,700	130
Fulcrum Therapeutics Inc *	1,100	8
Fulgent Genetics *	2,900	86
G1 Therapeutics Inc *(A)	8,400	129
Galectin Therapeutics Inc *(A)	9,600	25
Galera Therapeutics Inc *	400	3
GenMark Diagnostics Inc *	16,100	209
Geron Corp *(A)	23,970	49
Glaukos Corp *(A)	10,049	481
Global Blood Therapeutics Inc *(A)	15,001	942
Globus Medical Inc, Cl A *	17,700	1,000
GlycoMimetics Inc *	6,500	24
Gossamer Bio Inc *	10,600	147
Gritstone Oncology Inc *(A)	9,800	32
Guardant Health Inc *	17,700	1,690
Haemonetics Corp *	11,847	1,062
Halozyme Therapeutics Inc *	32,458	941
Hanger Inc *	10,000	198
Harpoon Therapeutics Inc *	1,800	25
Health Catalyst Inc *(A)	6,500	203
HealthEquity Inc *	18,100	1,040
HealthStream Inc *	5,964	124
Heron Therapeutics Inc *(A)	20,900	299
Heska Corp *	1,500	155
Hill-Rom Holdings Inc	15,901	1,491
HMS Holdings Corp *	20,731	578
Homology Medicines Inc *	9,200	98
Hookipa Pharma Inc *	2,400	21
Horizon Therapeutics Plc *	48,500	3,643
iCAD Inc *	4,800	52
ICU Medical Inc *	4,627	927
IGM Biosciences Inc *	1,200	52
IMARA *	1,200	28
ImmunoGen Inc *	55,252	204
Immunomedics Inc *(A)	49,157	2,190
Immunovant Inc *	4,500	153
InfuSystem Holdings Inc *	3,400	49
Innoviva Inc *	14,009	164
Inogen Inc *	4,900	148
Inovalon Holdings Inc, Cl A *(A)	18,000	445
Inovio Pharmaceuticals Inc *(A)	34,200	410
Insmed Inc *	23,000	648
Inspire Medical Systems Inc *	6,200	741

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insulet Corp *	15,321	$3,344
Integer Holdings Corp *	8,530	591
Integra LifeSciences Holdings Corp *	17,004	813
Intellia Therapeutics Inc *(A)	9,600	207
Intercept Pharmaceuticals Inc *(A)	5,876	293
Intersect ENT Inc *	9,600	193
Intra-Cellular Therapies Inc, Cl A *	12,600	230
Invacare Corp	6,889	47
Invitae Corp *(A)	27,400	958
Ionis Pharmaceuticals Inc *	31,194	1,700
Iovance Biotherapeutics Inc *	33,900	1,130
iRadimed Corp *	1,100	23
iRhythm Technologies Inc *	6,400	1,409
Ironwood Pharmaceuticals Inc, Cl A *	44,054	445
IVERIC bio *	10,700	48
Jazz Pharmaceuticals PLC *	12,900	1,734
Joint Corp/The *	5,500	98
Jounce Therapeutics Inc *	1,600	8
Kadmon Holdings Inc *	38,300	192
Kala Pharmaceuticals Inc *(A)	9,400	84
Kaleido Biosciences Inc *(A)	2,700	17
KalVista Pharmaceuticals Inc *	4,700	62
Karuna Therapeutics Inc *(A)	3,700	283
Karyopharm Therapeutics Inc *(A)	16,200	246
Keros Therapeutics *	1,700	91
Kezar Life Sciences Inc *	4,800	23
Kindred Biosciences Inc *	4,400	22
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	60
Kodiak Sciences Inc *(A)	7,800	410
Krystal Biotech Inc *	3,100	148
Kura Oncology Inc *	11,800	294
La Jolla Pharmaceutical Co *	3,000	13
Lannett Co Inc *	5,200	27
Lantheus Holdings Inc *	16,800	225
LeMaitre Vascular Inc (A)	3,200	103
Lexicon Pharmaceuticals Inc *(A)	9,305	16
LHC Group Inc *	7,247	1,511
Ligand Pharmaceuticals Inc *(A)	3,928	401
Liquidia Technologies Inc *	3,200	16
LivaNova PLC *	12,000	563
Livongo Health Inc *(A)	13,200	1,812
LogicBio Therapeutics Inc *	2,000	13
Luminex Corp	10,255	274
MacroGenics Inc *	12,600	365
Madrigal Pharmaceuticals Inc *(A)	1,900	205
Magellan Health Inc *	5,740	433
Magenta Therapeutics Inc *	7,300	53
Mallinckrodt PLC *(A)	16,100	25
MannKind Corp *	50,700	88
Marinus Pharmaceuticals Inc *(A)	20,200	39
Marker Therapeutics Inc *(A)	11,600	21
Masimo Corp *	12,093	2,709

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MediciNova Inc *(A)	5,900	$31
MEDNAX Inc *	21,156	393
Medpace Holdings Inc *	6,500	844
MEI Pharma Inc *	16,900	46
MeiraGTx Holdings plc *	4,500	59
Menlo Therapeutics Inc *	25,400	39
Meridian Bioscience Inc *	10,041	142
Merit Medical Systems Inc *	12,875	632
Mersana Therapeutics Inc *	10,900	209
Mesa Laboratories Inc (A)	900	221
Minerva Neurosciences Inc *	3,700	12
Mirati Therapeutics Inc *	8,700	1,300
Mirum Pharmaceuticals Inc *(A)	600	16
Misonix Inc *	1,900	25
Moderna Inc *(A)	65,200	4,231
Molecular Templates Inc *	6,300	73
Molina Healthcare Inc *	14,736	2,726
Momenta Pharmaceuticals Inc *	27,954	1,458
Morphic Holding Inc *	3,300	87
Mustang Bio Inc *	6,700	22
MyoKardia Inc *	12,300	1,346
Myriad Genetics Inc *	16,326	218
NanoString Technologies Inc *	8,500	344
NantKwest Inc *	6,800	50
Natera Inc *	16,500	1,051
National HealthCare Corp	2,994	191
National Research Corp, Cl A	3,212	180
Natus Medical Inc *	10,158	184
Nektar Therapeutics, Cl A *(A)	41,400	801
Neogen Corp *	12,506	953
NeoGenomics Inc *	26,000	1,013
Neoleukin Therapeutics *(A)	7,000	89
Neurocrine Biosciences Inc *	23,000	2,678
Nevro Corp *	8,000	1,100
NextCure Inc *	3,400	31
NextGen Healthcare Inc *	11,815	157
NGM Biopharmaceuticals Inc *	5,800	108
Novavax Inc *(A)	13,862	1,530
Novocure Ltd *	23,700	1,961
NuVasive Inc *	12,178	635
Ocular Therapeutix Inc *	18,400	160
Odonate Therapeutics Inc *	3,000	48
Omeros Corp *(A)	16,700	200
Omnicell Inc *	10,112	674
Oncocyte Corp *	5,200	7
Ontrak Inc *	1,700	124
OPKO Health Inc *(A)	93,184	302
OptimizeRx Corp *	5,900	119
Optinose Inc *	3,100	14
Option Care Health Inc *	5,427	63
OraSure Technologies Inc *	19,939	234
Organogenesis Holdings Inc, Cl A *	2,600	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ORIC Pharmaceuticals *	2,100	$53
Orthofix Medical Inc *	3,940	120
OrthoPediatrics Corp *	2,800	141
Osmotica Pharmaceuticals PLC *	1,900	11
Ovid therapeutics *	10,200	59
Owens & Minor Inc	14,139	234
Oyster Point Pharma Inc *	1,400	32
Pacific Biosciences of California Inc *	32,000	211
Pacira BioSciences Inc *	10,545	659
Paratek Pharmaceuticals Inc *	3,300	15
Passage Bio *	3,200	53
Patterson Cos Inc (A)	19,700	571
PDL BioPharma Inc *	46,900	157
Pennant Group Inc/The *	6,468	240
Penumbra Inc *(A)	7,600	1,590
Personalis Inc *	4,700	107
PetIQ Inc, Cl A *	4,700	165
Pfenex Inc *	6,900	86
PhaseBio Pharmaceuticals Inc *	3,300	13
Phathom Pharmaceuticals Inc *	2,600	96
Phibro Animal Health Corp, Cl A	3,700	79
Phreesia Inc *	8,900	281
Pieris Pharmaceuticals Inc *	12,800	37
PPD Inc *(A)	16,600	570
PRA Health Sciences Inc *	15,100	1,614
Precigen Inc *(A)	11,400	69
Precision BioSciences Inc *	8,600	49
Premier Inc, Cl A	14,100	462
Prestige Consumer Healthcare Inc *	11,979	436
Prevail Therapeutics Inc *	1,800	22
Principia Biopharma Inc *	7,000	700
Progyny Inc *	6,300	180
Protagonist Therapeutics Inc *	7,400	166
Prothena Corp PLC *	7,600	98
Provention Bio *(A)	10,100	132
Providence Service Corp *	2,458	228
PTC Therapeutics Inc *	15,600	771
Pulse Biosciences Inc *	2,289	23
Puma Biotechnology Inc *	6,700	69
QIAGEN NV *(A)	56,183	2,863
Quanterix Corp *	6,300	224
Quidel Corp *	9,112	1,603
Quotient *	14,400	73
R1 RCM Inc *	24,700	358
Radius Health Inc *	11,400	141
RadNet Inc *	11,000	159
RAPT Therapeutics *	2,600	69
Reata Pharmaceuticals Inc, Cl A *(A)	5,700	598
Recro Pharma Inc *	8,300	23
REGENXBIO Inc *	9,300	284
Relmada Therapeutics Inc *(A)	3,300	118
Repligen Corp *	12,522	1,940

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Replimune Group Inc *	4,100	$111
Repro-Med Systems Inc *	5,800	50
Retrophin Inc *	9,300	182
Revance Therapeutics Inc *	13,500	395
REVOLUTION Medicines Inc *	3,400	96
Rhythm Pharmaceuticals Inc *	7,500	221
Rigel Pharmaceuticals Inc *	37,059	92
Rocket Pharmaceuticals Inc *	9,800	251
Rockwell Medical Inc *	10,000	13
Rubius Therapeutics Inc *(A)	4,600	22
Sage Therapeutics Inc *(A)	11,800	619
Sangamo Therapeutics Inc *(A)	28,370	313
Sarepta Therapeutics Inc *	18,600	2,723
Satsuma Pharmaceuticals Inc *	1,100	25
Savara Inc *	4,800	7
Scholar Rock Holding Corp *	5,200	79
Schrodinger Inc/United States *	3,300	200
SeaSpine Holdings Corp *	3,900	52
Seattle Genetics Inc *	30,100	4,766
Select Medical Holdings Corp *	24,765	497
Selecta Biosciences Inc *(A)	16,100	42
Seres Therapeutics Inc *	12,900	342
Shockwave Medical Inc *(A)	6,100	388
SI-BONE Inc *	5,900	129
Sientra Inc *(A)	4,500	17
SIGA Technologies Inc *	10,000	69
Silk Road Medical Inc *(A)	7,600	463
Simulations Plus Inc	3,900	232
Solid Biosciences Inc *	1,700	4
Soliton Inc *	1,300	9
Sorrento Therapeutics Inc *(A)	39,300	315
Spectrum Pharmaceuticals Inc *	45,379	191
Spero Therapeutics Inc *	3,110	34
SpringWorks Therapeutics Inc *	5,000	222
STAAR Surgical Co *	10,678	512
Stereotaxis Inc *	10,500	37
Stoke Therapeutics Inc *	3,000	88
Strongbridge Biopharma PLC *	8,700	33
Supernus Pharmaceuticals Inc *	10,600	233
Surgalign Holdings *	6,918	15
Surgery Partners Inc *	3,500	67
Surmodics Inc *	2,444	111
Sutro Biopharma Inc *	2,600	26
Syndax Pharmaceuticals Inc *	6,400	104
Syneos Health Inc, Cl A *	14,900	940
Syros Pharmaceuticals Inc *	12,700	168
Tabula Rasa HealthCare Inc *(A)	5,000	253
Tactile Systems Technology Inc *(A)	4,900	188
Tandem Diabetes Care Inc *	14,000	1,578
TCR2 Therapeutics Inc *	3,900	79
Teladoc Health Inc *(A)	17,900	3,861
Tenet Healthcare Corp *	24,200	682

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TG Therapeutics Inc *(A)	22,100	$548
TherapeuticsMD Inc *(A)	50,700	74
Theravance Biopharma Inc *(A)	12,845	235
Tivity Health Inc *(A)	9,768	160
Translate Bio Inc *	12,000	169
TransMedics Group Inc *	2,300	41
Tricida Inc *	5,700	60
Triple-S Management Corp, Cl B *	5,850	109
Turning Point Therapeutics Inc *(A)	6,600	516
Twist Bioscience Corp *	7,100	497
Tyme Technologies Inc *(A)	58,300	59
Ultragenyx Pharmaceutical Inc *(A)	14,200	1,208
United Therapeutics Corp *	10,364	1,109
UNITY Biotechnology Inc *	5,800	18
UroGen Pharma Ltd *(A)	5,300	133
US Physical Therapy Inc	2,726	242
Utah Medical Products Inc	1,300	107
Vanda Pharmaceuticals Inc *	15,600	161
Vapotherm Inc *	4,900	152
Varex Imaging Corp *	11,900	132
Vaxart *	9,900	59
VBI Vaccines Inc *(A)	36,900	157
Veeva Systems Inc, Cl A *	32,800	9,258
Veracyte Inc *	11,400	380
Verastem Inc *(A)	38,800	49
Vericel Corp *	11,200	178
Verrica Pharmaceuticals Inc *(A)	4,500	41
Viela Bio Inc *	4,700	158
Viemed Healthcare Inc *	8,200	89
ViewRay Inc *(A)	47,200	128
Viking Therapeutics Inc *(A)	21,500	144
Vir Biotechnology Inc *(A)	11,000	445
Voyager Therapeutics Inc *	6,900	81
WaVe Life Sciences Ltd *	4,000	50
Wright Medical Group NV *(A)	32,378	979
X4 Pharmaceuticals Inc *	4,100	34
XBiotech Inc *	4,339	82
Xencor Inc *	13,500	483
Xeris Pharmaceuticals Inc *(A)	7,900	37
Y-mAbs Therapeutics Inc *	6,400	275
Zentalis Pharmaceuticals *	2,500	86
ZIOPHARM Oncology Inc *(A)	64,346	181
Zogenix Inc *	13,200	312
Zynex Inc *(A)	3,800	56

		206,216

Industrials — 11.6%
AAON Inc (A)	10,850	618
AAR Corp	7,429	150
ABM Industries Inc	17,055	650
Acacia Research Corp *	8,749	33
ACCO Brands Corp	22,029	143

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acuity Brands Inc	9,400	$1,027
ADT Inc (A)	26,800	285
Advanced Disposal Services Inc, Cl A *	17,500	527
Advanced Drainage Systems Inc	12,200	677
AECOM *	36,448	1,440
Aegion Corp, Cl A *	8,903	144
Aerojet Rocketdyne Holdings Inc *	17,379	719
AeroVironment Inc *	5,125	392
AGCO Corp	14,723	1,047
Air Lease Corp, Cl A	25,331	787
Air Transport Services Group Inc *	14,036	357
Alamo Group Inc	2,135	237
Albany International Corp, Cl A	6,898	358
Allied Motion Technologies Inc	1,300	55
Allison Transmission Holdings Inc, Cl A	26,876	964
Alpha Pro Tech Ltd *(A)	6,700	94
Altra Industrial Motion Corp	15,289	597
AMERCO	2,200	781
Ameresco Inc, Cl A *	8,079	276
American Superconductor Corp *	7,200	90
American Woodmark Corp *	3,984	349
API Group *	33,200	469
Apogee Enterprises Inc	6,011	126
Applied Industrial Technologies Inc	8,861	534
ArcBest Corp	5,590	189
Arcosa Inc	12,613	584
Argan Inc	2,979	126
Armstrong World Industries Inc	11,377	839
ASGN Inc *	12,369	888
Astec Industries Inc	6,263	330
Astronics Corp *	3,874	35
Astronics Corp, Cl B *	2,395	21
Atkore International Group Inc *	11,500	307
Atlas Air Worldwide Holdings Inc *	7,269	410
Axon Enterprise Inc *	14,869	1,274
AZZ Inc	7,396	257
Barnes Group Inc	11,852	469
Barrett Business Services Inc	1,634	94
Bloom Energy Corp, Cl A *(A)	21,500	337
Blue Bird Corp *	4,392	50
BMC Stock Holdings Inc *	16,900	675
Brady Corp, Cl A	11,527	541
Builders FirstSource Inc *	28,170	863
BWX Technologies Inc	22,724	1,264
Caesarstone Ltd (A)	4,600	51
CAI International Inc	5,072	111
Carlisle Cos Inc	12,877	1,686
Casella Waste Systems Inc, Cl A *	10,991	617
CECO Environmental Corp *	5,647	48
Chart Industries Inc *	9,672	636
CIRCOR International Inc *	3,715	110
Clean Harbors Inc *	12,276	750

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colfax Corp *(A)	24,689	$822
Columbus McKinnon Corp/NY	5,065	184
Comfort Systems USA Inc	9,691	491
Concrete Pumping Holdings Inc *	3,900	14
Construction Partners Inc, Cl A *	4,200	79
Copa Holdings SA, Cl A (A)	7,028	374
CoreLogic Inc/United States	19,383	1,287
Cornerstone Building Brands Inc *	6,048	48
Costamare Inc	18,000	91
CoStar Group Inc *	9,363	7,946
Covanta Holding Corp	27,058	255
Covenant Logistics Group Inc, Cl A *	3,300	60
CRA International Inc	2,105	89
Crane Co	11,629	658
CryoPort Inc *(A)	8,000	444
CSW Industrials Inc	4,000	289
Curtiss-Wright Corp	9,878	1,011
Daseke Inc *	7,700	47
Donaldson Co Inc	30,346	1,528
Ducommun Inc *	3,700	138
DXP Enterprises Inc/TX *	4,162	80
Dycom Industries Inc *(A)	8,107	499
Eagle Bulk Shipping Inc *(A)	9,200	24
Eastern Co/The	1,300	28
Echo Global Logistics Inc *	6,286	172
EMCOR Group Inc	13,587	1,019
Encore Wire Corp	4,403	227
Energy Recovery Inc *	10,200	87
Enerpac Tool Group Corp, Cl A	14,842	309
EnerSys	10,083	726
Ennis Inc	5,288	97
EnPro Industries Inc	4,868	285
ESCO Technologies Inc	6,077	546
EVI Industries Inc *(A)	1,100	27
Evoqua Water Technologies Corp *	19,800	405
Exponent Inc	12,572	1,011
Federal Signal Corp	15,647	503
Fluor Corp	31,200	297
Forrester Research Inc *	1,564	55
Forward Air Corp	7,418	438
Foundation Building Materials Inc *	5,300	86
Franklin Covey Co *	3,304	65
Franklin Electric Co Inc	11,781	699
FTI Consulting Inc *	8,768	1,006
FuelCell Energy *(A)	50,500	143
Gates Industrial Corp PLC *	8,400	95
GATX Corp (A)	8,252	552
Genco Shipping & Trading Ltd	3,700	26
Gencor Industries Inc *	2,200	28
Generac Holdings Inc *	14,845	2,820
General Finance Corp *	2,800	18
Gibraltar Industries Inc *	8,760	547

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GMS Inc *	12,500	$331
Gorman-Rupp Co/The	4,077	130
GP Strategies Corp *	2,500	24
Graco Inc	41,405	2,402
GrafTech International Ltd	11,400	76
Graham Corp	796	10
Granite Construction Inc	12,634	235
Great Lakes Dredge & Dock Corp *	17,880	168
Greenbrier Cos Inc/The	7,123	194
Griffon Corp	9,137	199
H&E Equipment Services Inc	7,525	152
Harsco Corp *	20,828	295
Hawaiian Holdings Inc	12,480	168
HD Supply Holdings Inc *	38,400	1,523
Healthcare Services Group Inc (A)	17,739	369
Heartland Express Inc	9,772	202
HEICO Corp	10,718	1,178
HEICO Corp, Cl A	18,582	1,661
Heidrick & Struggles International Inc	4,552	98
Helios Technologies Inc	6,577	270
Herc Holdings Inc *	5,667	232
Heritage-Crystal Clean Inc *	5,100	75
Herman Miller Inc	13,443	320
Hertz Global Holdings Inc *(A)	20,000	29
Hexcel Corp	19,898	784
Hillenbrand Inc	18,380	583
HNI Corp	11,249	358
Hub Group Inc, Cl A *	7,862	423
Hubbell Inc, Cl B	12,889	1,868
Hurco Cos Inc	1,235	35
Huron Consulting Group Inc *	5,411	235
Hyster-Yale Materials Handling Inc	2,002	81
IAA Inc *	32,929	1,723
ICF International Inc	4,768	326
IES Holdings Inc *	3,000	86
Insperity Inc	8,924	601
Insteel Industries Inc	2,941	54
Interface Inc, Cl A	14,045	106
ITT Inc	20,663	1,298
JELD-WEN Holding Inc *	17,800	375
JetBlue Airways Corp *	64,381	742
John Bean Technologies Corp	7,431	762
Kadant Inc	2,725	317
Kaman Corp	6,573	304
KAR Auction Services Inc	31,829	552
Kelly Services Inc, Cl A	6,795	129
Kennametal Inc	19,714	572
Kforce Inc	4,537	156
Kimball International Inc, Cl B	7,025	79
Kirby Corp *	14,326	608
Knight-Swift Transportation Holdings Inc, Cl A (A)	29,827	1,356

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Knoll Inc	11,763	$151
Korn Ferry	14,558	444
Kratos Defense & Security Solutions Inc *	29,016	567
Landstar System Inc	9,144	1,217
Lawson Products Inc/DE *	1,800	65
LB Foster Co, Cl A *	1,900	28
Lennox International Inc	8,629	2,419
Lincoln Electric Holdings Inc	13,633	1,318
Lindsay Corp	2,527	253
Luxfer Holdings PLC	7,600	108
Lydall Inc *	3,632	68
Lyft Inc, Cl A *(A)	56,900	1,688
Macquarie Infrastructure Corp	17,500	490
Manitowoc Co Inc/The *	5,987	56
ManpowerGroup Inc	13,856	1,016
Marten Transport Ltd	14,230	258
Masonite International Corp *	5,500	502
MasTec Inc *(A)	13,962	645
Matson Inc	11,152	447
Matthews International Corp, Cl A	6,813	149
Mayville Engineering Co Inc *	1,500	13
McGrath RentCorp	5,948	395
Mercury Systems Inc *	13,823	1,047
Meritor Inc *	17,795	405
Mesa Air Group Inc *	7,700	28
Middleby Corp/The *	13,525	1,324
Miller Industries Inc/TN	2,311	73
Mistras Group Inc *	2,697	13
Moog Inc, Cl A	7,824	472
MSA Safety Inc (A)	8,644	1,089
MSC Industrial Direct Co Inc, Cl A	10,703	705
Mueller Industries Inc	14,508	431
Mueller Water Products Inc, Cl A	41,012	443
MYR Group Inc *	4,079	158
National Presto Industries Inc	1,091	98
Navistar International Corp *	12,791	409
NL Industries Inc	2,000	7
NN Inc	5,587	25
Nordson Corp	14,412	2,688
Northwest Pipe Co *	2,600	74
NV5 Global Inc *(A)	2,700	140
nVent Electric PLC	37,100	709
Omega Flex Inc	600	79
Oshkosh Corp	16,217	1,249
Owens Corning	25,560	1,729
PAE Inc *	14,000	124
PAM Transportation Services Inc *	500	18
Park Aerospace Corp	5,082	56
Park-Ohio Holdings Corp	1,118	18
Patrick Industries Inc	5,225	294
PGT Innovations Inc *	16,500	299
Powell Industries Inc	1,364	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preformed Line Products Co	90	$5
Primoris Services Corp	13,047	249
Proto Labs Inc *(A)	6,299	926
Quad/Graphics Inc, Cl A	6,862	24
Quanex Building Products Corp	6,965	117
Radiant Logistics Inc *	12,400	65
Raven Industries Inc	8,655	215
RBC Bearings Inc *	5,895	778
Regal Beloit Corp	10,225	1,011
Resideo Technologies Inc *	31,100	416
Resources Connection Inc	9,581	118
REV Group Inc	8,400	65
Rexnord Corp	26,526	768
Rush Enterprises Inc, Cl A	7,399	358
Rush Enterprises Inc, Cl B	1,800	75
Ryder System Inc	12,400	507
Safe Bulkers Inc *	12,300	14
Saia Inc *	6,592	885
Schneider National Inc, Cl B	15,600	422
Scorpio Bulkers Inc	1,591	22
Sensata Technologies Holding PLC *	36,800	1,532
Shyft Group Inc/The	6,500	130
Simpson Manufacturing Co Inc	10,343	1,017
SiteOne Landscape Supply Inc *(A)	11,100	1,388
SkyWest Inc	11,322	381
SP Plus Corp *	7,098	146
Spirit AeroSystems Holdings Inc, Cl A	25,075	516
Spirit Airlines Inc *(A)	24,047	430
SPX Corp *	10,194	426
SPX FLOW Inc *	11,794	513
Standex International Corp	2,429	140
Steelcase Inc, Cl A	22,857	239
Stericycle Inc *	22,100	1,417
Sterling Construction Co Inc *	8,700	123
Systemax Inc	1,400	31
Team Inc *	5,757	37
Tennant Co	4,638	308
Terex Corp	14,170	277
Tetra Tech Inc	12,842	1,185
Textainer Group Holdings Ltd *	12,553	147
Timken Co/The	15,809	857
Titan Machinery Inc *	3,312	45
Toro Co/The	25,500	1,920
TPI Composites Inc *	7,500	230
Transcat Inc *	3,400	100
TransUnion	46,100	3,998
Trex Co Inc *	13,780	2,060
TriMas Corp *	9,876	250
TriNet Group Inc *	9,800	665
Trinity Industries Inc (A)	21,742	445
Triton International Ltd/Bermuda	12,184	439
Triumph Group Inc	13,296	96

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TrueBlue Inc *	8,328	$141
Tutor Perini Corp *	8,051	101
Uber Technologies Inc *	335,000	11,266
UFP Industries Inc	14,065	835
UniFirst Corp/MA	3,640	701
Univar Solutions Inc *	40,250	732
Universal Logistics Holdings Inc	700	15
US Ecology Inc	6,440	239
US Xpress Enterprises Inc, Cl A *	5,300	51
Valmont Industries Inc	5,014	637
Vectrus Inc *	2,679	116
Veritiv Corp *	2,000	35
Vertiv Holdings Co, Cl A *	57,600	935
Viad Corp	4,271	92
Vicor Corp *	4,200	366
Virgin Galactic Holdings Inc *(A)	14,400	258
VSE Corp	2,000	58
Wabash National Corp	11,741	143
Watsco Inc (A)	7,759	1,901
Watts Water Technologies Inc, Cl A	7,056	676
Welbilt Inc *	31,050	229
Werner Enterprises Inc	14,890	685
WESCO International Inc *	12,365	579
Willdan Group Inc *	1,300	37
Willis Lease Finance Corp *	1,000	21
WillScot Mobile Mini Holdings, Cl A *	39,211	702
Woodward Inc	13,242	1,135
XPO Logistics Inc *	21,690	1,915

		160,784

Information Technology — 23.1%
2U Inc *(A)	16,400	679
3D Systems Corp *(A)	35,847	197
8x8 Inc *	27,614	466
A10 Networks Inc *	9,800	84
Acacia Communications Inc *	9,900	668
ACI Worldwide Inc *	26,912	791
ADTRAN Inc	9,897	110
Advanced Energy Industries Inc *	8,819	654
Agilysys Inc *	5,200	132
Akoustis Technologies Inc *(A)	8,400	67
Alarm.com Holdings Inc *	10,400	623
Alliance Data Systems Corp	12,800	577
Alpha & Omega Semiconductor Ltd *	5,600	76
Altair Engineering Inc, Cl A *(A)	11,600	487
Alteryx Inc, Cl A *(A)	12,600	1,522
Ambarella Inc *	9,200	485
Amdocs Ltd	31,668	1,939
American Software Inc/GA, Cl A	8,672	123
Amkor Technology Inc *	20,913	255
Anaplan Inc *	31,100	1,905
Appfolio Inc, Cl A *(A)	3,800	638

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Appian Corp, Cl A *(A)	7,900	$484
Applied Optoelectronics Inc *(A)	3,800	44
Arlo Technologies Inc *	13,252	76
Arrow Electronics Inc *	18,625	1,463
Aspen Technology Inc *	16,167	2,054
Atlassian Corp PLC, Cl A *	30,800	5,906
Avalara Inc *	20,100	2,661
Avaya Holdings Corp *	26,700	414
Avid Technology Inc *	5,000	40
Avnet Inc	23,399	644
Axcelis Technologies Inc *	9,350	221
AXT Inc *	6,600	37
Badger Meter Inc	7,424	458
Bandwidth Inc, Cl A *(A)	5,100	803
Bel Fuse Inc, Cl B	888	11
Belden Inc	11,723	395
Benchmark Electronics Inc	9,930	195
Benefitfocus Inc *	5,300	55
Bill.com Holdings Inc *	3,800	376
Black Knight Inc *	36,037	3,031
Blackbaud Inc	11,955	763
Blackline Inc *	12,800	1,118
Booz Allen Hamilton Holding Corp, Cl A	34,365	3,026
Bottomline Technologies DE Inc *	9,971	475
Box Inc, Cl A *	35,000	687
Brightcove Inc *	6,800	76
Brooks Automation Inc	17,103	883
Cabot Microelectronics Corp	6,905	1,052
CACI International Inc, Cl A *	6,232	1,459
CalAmp Corp *	8,156	67
Calix Inc *	11,045	215
Cambium Networks Corp *	1,000	13
Cardtronics PLC *	8,885	193
Casa Systems Inc *	2,800	13
Cass Information Systems Inc	3,154	123
CDK Global Inc	29,100	1,357
Cerence Inc *(A)	8,110	431
Ceridian HCM Holding Inc *	26,400	2,099
CEVA Inc *	5,138	217
ChannelAdvisor Corp *	5,900	99
Ciena Corp *	36,486	2,071
Cirrus Logic Inc *	13,995	848
Clearfield Inc *	1,400	25
Cloudera Inc *(A)	48,668	643
Cloudflare Inc, Cl A *	26,000	995
Cognex Corp	41,116	2,845
Coherent Inc *	5,753	648
Cohu Inc	12,236	210
CommScope Holding Co Inc *	48,900	504
CommVault Systems Inc *	11,684	505
Computer Programs and Systems Inc	1,702	47
Comtech Telecommunications Corp	4,332	72

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conduent Inc *	39,300	$133
Cornerstone OnDemand Inc *	13,499	476
Coupa Software Inc *	16,100	5,277
Cree Inc *(A)	26,723	1,686
Crowdstrike Holdings Inc, Cl A *	28,700	3,608
CSG Systems International Inc	9,117	388
CTS Corp	10,445	218
Cubic Corp (A)	7,189	338
CyberOptics Corp *	1,700	54
Daily Journal Corp *	300	83
Daktronics Inc	4,580	20
Datadog Inc, Cl A *(A)	38,000	3,175
Dell Technologies Inc, Cl C *	38,372	2,536
Diebold Nixdorf Inc *	14,133	118
Digi International Inc *	11,801	161
Digimarc Corp *	2,076	33
Digital Turbine Inc *	19,600	474
Diodes Inc *	10,642	520
DocuSign Inc, Cl A *	43,300	9,656
Dolby Laboratories Inc, Cl A	15,004	1,048
Domo Inc, Cl B *	8,000	326
Donnelley Financial Solutions Inc *	4,957	54
Dropbox Inc, Cl A *	62,200	1,317
DSP Group Inc *	7,900	113
Dynatrace Inc *	41,900	1,853
DZS *	1,900	20
Ebix Inc (A)	4,825	111
EchoStar Corp, Cl A *	13,503	397
eGain Corp *	4,900	66
Elastic NV *	13,100	1,422
Endurance International Group Holdings Inc *	9,100	59
Enphase Energy Inc *	26,500	2,047
Entegris Inc	32,008	2,141
Envestnet Inc *	13,552	1,125
EPAM Systems Inc *	13,200	4,318
ePlus Inc *	3,288	252
Euronet Worldwide Inc *	11,988	1,239
Everbridge Inc *(A)	8,300	1,233
EVERTEC Inc	15,100	529
Evo Payments Inc, Cl A *	10,400	299
ExlService Holdings Inc *	8,023	511
Extreme Networks Inc *	41,487	181
Fabrinet *	9,515	664
Fair Isaac Corp *	6,991	2,942
FARO Technologies Inc *	4,508	255
Fastly Inc, Cl A *(A)	17,400	1,615
FireEye Inc *(A)	51,800	760
First Solar Inc *(A)	19,900	1,524
Fitbit Inc, Cl A *	58,100	369
Five9 Inc *	14,700	1,873
FormFactor Inc *	18,019	471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genpact Ltd	44,850	$1,892
Globant SA *	8,600	1,527
Glu Mobile Inc *	37,600	299
GoDaddy Inc, Cl A *	41,200	3,448
GreenSky, Cl A *	14,700	64
GSI Technology Inc *	3,800	24
GTT Communications Inc *(A)	9,500	47
GTY Technology Holdings Inc *	11,200	37
Guidewire Software Inc *	19,869	2,231
Hackett Group Inc/The	3,300	42
Harmonic Inc *	20,694	122
HubSpot Inc *	10,200	3,057
I3 Verticals Inc, Cl A *	3,600	100
Ichor Holdings Ltd *	4,100	103
II-VI Inc *(A)	24,139	1,074
Immersion Corp *	3,567	34
Impinj Inc *	3,600	88
Infinera Corp *(A)	36,984	270
Information Services Group Inc *	8,600	18
Inphi Corp *	11,562	1,318
Inseego Corp *(A)	21,400	246
Insight Enterprises Inc *	9,198	550
Intelligent Systems Corp *(A)	2,700	101
InterDigital Inc	6,930	424
International Money Express Inc *	4,600	78
Iteris Inc *	12,600	58
Itron Inc *	9,611	572
J2 Global Inc *(A)	10,957	767
Jabil Inc	36,500	1,246
KBR Inc	33,845	846
Kimball Electronics Inc *	9,293	125
Knowles Corp *	20,300	306
KVH Industries Inc *	1,997	18
Lattice Semiconductor Corp *	31,662	905
Limelight Networks Inc *	27,600	156
Littelfuse Inc	5,631	1,018
LivePerson Inc *(A)	14,291	853
LiveRamp Holdings Inc *	16,074	898
LogMeIn Inc	11,813	1,016
Lumentum Holdings Inc *	17,870	1,537
MACOM Technology Solutions Holdings Inc *	12,425	443
Majesco *	1,800	29
Manhattan Associates Inc *	15,780	1,535
ManTech International Corp/VA, Cl A	6,422	481
Marvell Technology Group Ltd	162,557	6,304
Maxeon Solar Technologies *	2,142	44
MAXIMUS Inc	14,516	1,126
MaxLinear Inc, Cl A *	15,544	378
Medallia Inc *(A)	22,000	796
Methode Electronics Inc	8,684	246
MicroStrategy Inc, Cl A *	2,353	340
Mimecast *	13,400	660

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitek Systems Inc *	15,100	$192
MKS Instruments Inc	13,023	1,557
MobileIron Inc *	34,400	225
Model N Inc *	7,600	299
MoneyGram International Inc *	18,900	55
MongoDB Inc, Cl A *(A)	10,000	2,338
Monolithic Power Systems Inc	10,751	2,872
MTS Systems Corp	4,389	107
Napco Security Technologies Inc *	4,200	105
National Instruments Corp	32,567	1,169
NCR Corp *	30,383	621
NeoPhotonics Corp *	7,500	50
NETGEAR Inc *	6,692	223
NetScout Systems Inc *	19,058	441
New Relic Inc *	12,000	737
NIC Inc	17,522	375
nLight Inc *	6,800	159
Novanta Inc *	8,162	875
Nuance Communications Inc *	67,181	2,013
Nutanix Inc, Cl A *	42,600	1,223
NVE Corp	694	37
Okta Inc, Cl A *	28,400	6,116
ON Semiconductor Corp *	96,900	2,071
OneSpan Inc *	7,554	163
Onto Innovation Inc *	11,272	352
OSI Systems Inc *	4,068	320
PagerDuty Inc *	16,400	536
Palo Alto Networks Inc *	23,733	6,109
PAR Technology Corp *(A)	4,100	153
Parsons Corp *	5,100	170
Paylocity Holding Corp *	8,300	1,222
Paysign Inc *	10,100	65
PC Connection Inc	2,231	99
PDF Solutions Inc *	10,053	208
Pegasystems Inc	9,436	1,212
Perficient Inc *	9,000	386
Perspecta Inc	33,100	687
Photronics Inc *	13,129	132
Ping Identity Holding Corp *	6,400	221
Pitney Bowes Inc (A)	41,300	227
Plantronics Inc	7,169	89
Plexus Corp *	6,928	527
Pluralsight Inc, Cl A *	22,400	429
Power Integrations Inc	13,578	760
Priority Technology Holdings Inc *	1,600	3
Progress Software Corp	11,658	442
Proofpoint Inc *	13,500	1,481
PROS Holdings Inc *	10,799	421
PTC Inc *	26,190	2,394
Pure Storage Inc, Cl A *(A)	57,700	880
Q2 Holdings Inc *	11,600	1,129
QAD Inc, Cl A	2,900	132

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qualys Inc *(A)	8,100	$860
Rambus Inc *	29,910	402
Rapid7 Inc *	12,400	801
RealPage Inc *	21,246	1,330
Repay Holdings, Cl A *	8,700	220
Ribbon Communications Inc *	13,520	58
Rimini Street Inc *	4,900	21
RingCentral Inc, Cl A *	18,900	5,495
Rogers Corp *	4,393	498
Sabre Corp	65,600	459
Sailpoint Technologies Holdings Inc *	20,200	792
Sanmina Corp *	16,966	480
Sapiens International Corp NV	6,100	205
ScanSource Inc *	7,196	178
Science Applications International Corp	14,076	1,175
SecureWorks Corp, Cl A *	2,000	26
Semtech Corp *	15,675	919
ShotSpotter Inc *	1,400	42
Silicon Laboratories Inc *	10,482	1,073
SiTime Corp *	1,200	79
Slack Technologies Inc, Cl A *(A)	93,600	3,074
SMART Global Holdings Inc *	4,500	113
Smartsheet Inc, Cl A *	26,400	1,440
SolarEdge Technologies Inc *	11,700	2,587
SolarWinds Corp *	12,100	254
Splunk Inc *	38,584	8,463
Sprout Social Inc, Cl A *	3,800	147
SPS Commerce Inc *	8,458	676
Square Inc, Cl A *	88,600	14,137
SS&C Technologies Holdings Inc	55,818	3,557
StarTek Inc *	4,000	20
StoneCo Ltd, Cl A *(A)	43,400	2,213
SunPower Corp, Cl A *(A)	17,136	192
Super Micro Computer Inc *(A)	10,600	290
SVMK Inc *	28,300	704
Switch Inc, Cl A	24,700	425
Sykes Enterprises Inc *	9,311	308
Synaptics Inc *	8,687	741
Synchronoss Technologies Inc *	14,400	63
SYNNEX Corp	10,281	1,307
Telenav Inc *	3,400	16
Tenable Holdings Inc *	18,600	700
Teradata Corp *(A)	26,200	638
Teradyne Inc	40,200	3,416
Trade Desk Inc/The, Cl A *(A)	9,800	4,717
Trimble Inc *	62,120	3,256
TTEC Holdings Inc	5,527	313
TTM Technologies Inc *	20,287	232
Tucows Inc, Cl A *	1,800	114
Twilio Inc, Cl A *	32,816	8,852
Ubiquiti Inc (A)	2,400	436
Ultra Clean Holdings Inc *	11,052	271

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unisys Corp *	16,883	$197
Universal Display Corp	10,208	1,791
Upland Software Inc *	5,700	224
Varonis Systems Inc *	7,400	914
Veeco Instruments Inc *	9,910	118
Verint Systems Inc *	15,250	725
Veritone *(A)	5,500	45
Verra Mobility Corp, Cl A *	30,500	322
ViaSat Inc *(A)	13,356	531
Viavi Solutions Inc *	57,400	765
VirnetX Holding Corp (A)	20,442	102
Virtusa Corp *	6,949	275
Vishay Intertechnology Inc	30,417	486
Vishay Precision Group Inc *	3,164	79
VMware Inc, Cl A *(A)	19,717	2,848
Vocera Communications Inc *	6,142	172
WEX Inc *	10,376	1,657
Workday Inc, Cl A *	42,089	10,089
Workiva Inc, Cl A *	9,100	537
Wrap Technologies Inc *	2,000	17
Xperi Holding Corp	30,450	381
Yext Inc *(A)	25,100	498
Zendesk Inc *	28,300	2,728
Zix Corp *	11,213	68
Zoom Video Communications Inc, Cl A *	41,000	13,329
Zscaler Inc *	17,600	2,523
Zuora Inc, Cl A *	20,500	279

		320,904

Materials — 3.5%
Advanced Emissions Solutions Inc	7,300	28
AdvanSix Inc *	5,900	75
Alcoa Corp *	46,200	675
Allegheny Technologies Inc *	32,100	267
American Vanguard Corp	8,099	115
Amyris Inc *(A)	14,400	47
AptarGroup Inc	15,366	1,819
Arconic Corp *	24,700	550
Ardagh Group SA, Cl A	5,500	84
Ashland Global Holdings Inc	13,408	988
Avient Corp	23,032	588
Axalta Coating Systems Ltd *	50,300	1,200
Balchem Corp	7,688	751
Berry Global Group Inc *	31,741	1,636
Boise Cascade Co	10,770	493
Cabot Corp	14,632	542
Caledonia Mining Corp PLC	3,400	62
Carpenter Technology Corp	11,501	242
Century Aluminum Co *	8,259	82
Chase Corp	2,200	215
Chemours Co/The	40,500	837
Clearwater Paper Corp *	2,951	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cleveland-Cliffs Inc (A)	95,860	$631
Coeur Mining Inc *	54,061	457
Commercial Metals Co	28,241	589
Compass Minerals International Inc	8,640	492
Crown Holdings Inc *	32,535	2,500
Domtar Corp	14,050	401
Eagle Materials Inc	10,383	849
Element Solutions Inc *	52,100	560
Energy Fuels Inc/Canada *(A)	65,400	119
Ferro Corp *	16,305	203
Forterra Inc *	5,600	74
FutureFuel Corp	3,876	47
GCP Applied Technologies Inc *	13,824	360
Gold Resource Corp	12,400	49
Graphic Packaging Holding Co	66,417	929
Greif Inc, Cl A	7,219	266
Greif Inc, Cl B	1,300	53
Hawkins Inc	1,773	89
Haynes International Inc	2,823	53
HB Fuller Co	13,033	628
Hecla Mining Co	129,768	781
Huntsman Corp	47,824	1,034
Ingevity Corp *	10,100	567
Innospec Inc	6,113	457
Intrepid Potash *	1,960	18
Kaiser Aluminum Corp	3,754	241
Koppers Holdings Inc *	4,473	108
Kraton Corp *	7,080	99
Kronos Worldwide Inc	3,484	44
Livent Corp *(A)	39,700	337
Louisiana-Pacific Corp	26,742	881
Marrone Bio Innovations Inc *	12,500	16
Materion Corp	5,074	277
Minerals Technologies Inc	8,924	453
Myers Industries Inc	7,018	107
Neenah Inc	3,393	150
NewMarket Corp	1,697	632
Novagold Resources Inc *(A)	55,300	586
O-I Glass Inc, Cl I	36,900	401
Oil-Dri Corp of America	1,010	35
Olin Corp	34,016	383
Olympic Steel Inc	1,927	21
Orion Engineered Carbons SA	14,400	175
PH Glatfelter Co	14,571	218
PQ Group Holdings Inc *	12,200	142
Quaker Chemical Corp (A)	3,434	652
Ranpak Holdings Corp, Cl A *	6,900	62
Rayonier Advanced Materials Inc	9,817	31
Reliance Steel & Aluminum Co	15,138	1,588
Royal Gold Inc	15,702	2,141
RPM International Inc	31,988	2,712
Ryerson Holding Corp *	1,400	8

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schnitzer Steel Industries Inc, Cl A	4,656	$92
Schweitzer-Mauduit International Inc	8,338	253
Scotts Miracle-Gro Co/The, Cl A	9,659	1,628
Sensient Technologies Corp	9,735	538
Silgan Holdings Inc	20,060	764
Sonoco Products Co	23,921	1,269
Southern Copper Corp (A)	19,729	949
Steel Dynamics Inc	48,437	1,430
Stepan Co	5,125	591
Summit Materials Inc, Cl A *	28,906	430
SunCoke Energy Inc	14,846	53
TimkenSteel Corp *	7,904	30
Trecora Resources *	2,517	15
Tredegar Corp	5,341	90
Trinseo SA	8,600	214
Tronox Holdings PLC	19,200	172
UFP Technologies Inc *	1,800	74
United States Lime & Minerals Inc	400	37
United States Steel Corp (A)	60,800	476
Uranium Energy Corp *(A)	103,800	119
US Concrete Inc *	3,000	80
Valvoline Inc	43,836	894
Verso Corp	6,500	85
W R Grace & Co	14,224	579
Warrior Met Coal Inc	12,600	195
Westlake Chemical Corp (A)	9,110	540
Worthington Industries Inc	10,202	424

		48,122

Real Estate — 6.7%
Acadia Realty Trust ‡	20,139	228
Agree Realty Corp ‡(A)	12,647	846
Alexander & Baldwin Inc ‡	16,191	196
Alexander’s Inc ‡	488	125
Altisource Portfolio Solutions SA *	1,700	19
American Assets Trust Inc ‡	12,491	319
American Campus Communities Inc ‡	32,662	1,107
American Finance Trust Inc ‡(A)	26,000	178
American Homes 4 Rent, Cl A ‡	62,000	1,776
American Realty Investors Inc *	600	5
Americold Realty Trust ‡	47,800	1,833
Apple Hospitality REIT Inc ‡	52,500	534
Armada Hoffler Properties Inc ‡	13,800	139
Bluerock Residential Growth REIT Inc, Cl A ‡	5,800	43
Brandywine Realty Trust ‡	44,739	498
Brixmor Property Group Inc ‡	70,900	837
Brookfield Property REIT Inc, Cl A ‡(A)	13,600	157
BRT Apartments Corp ‡	2,400	32
Camden Property Trust ‡	22,538	2,050
CareTrust‡	22,653	439
CatchMark Timber Trust Inc, Cl A ‡	7,800	77
Chatham Lodging Trust ‡	13,735	95

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CIM Commercial Trust Corp ‡	300	$3
City Office REIT Inc ‡	11,000	88
Clipper Realty Inc ‡	3,500	23
Colony Capital Inc ‡	109,394	296
Columbia Property Trust Inc ‡	30,000	354
Community Healthcare Trust Inc ‡	5,400	252
CoreCivic Inc ‡	30,902	288
CorEnergy Infrastructure Trust Inc ‡	2,140	19
CorePoint Lodging Inc ‡	8,250	47
CoreSite Realty Corp ‡	9,673	1,184
Corporate Office Properties Trust ‡	26,930	664
Cousins Properties Inc ‡	35,345	1,055
CTO Realty Growth Inc	500	21
CubeSmart‡	46,122	1,458
Cushman & Wakefield PLC *(A)	29,800	346
CyrusOne Inc ‡	28,029	2,341
DiamondRock Hospitality Co ‡	51,907	275
Diversified Healthcare Trust ‡	55,107	209
Douglas Emmett Inc ‡	40,985	1,144
Easterly Government Properties Inc ‡	18,000	435
EastGroup Properties Inc ‡	9,185	1,223
Empire State Realty Trust Inc, Cl A ‡	36,700	231
EPR Properties ‡	18,751	606
Equity Commonwealth ‡	27,844	874
Equity LifeStyle Properties Inc ‡	43,464	2,881
Essential Properties Realty Trust Inc ‡	21,700	368
eXp World Holdings Inc *	5,000	222
Farmland Partners Inc ‡	9,000	60
First Industrial Realty Trust Inc ‡	30,153	1,286
Forestar Group Inc *	7,667	136
Four Corners Property Trust Inc ‡	15,519	392
Franklin Street Properties Corp ‡	34,896	155
Front Yard Residential Corp ‡	11,300	110
FRP Holdings Inc *	838	34
Gaming and Leisure Properties Inc ‡	49,190	1,788
GEO Group Inc ‡	30,685	342
Getty Realty Corp ‡	9,189	269
Gladstone Commercial Corp ‡	8,919	175
Gladstone Land Corp ‡	6,000	94
Global Medical Inc ‡	8,900	114
Global Net Lease Inc ‡	22,333	391
Griffin Industrial Realty Inc	200	11
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	18,800	798
Healthcare Realty Trust Inc ‡	32,055	925
Healthcare Trust of America Inc, Cl A ‡(A)	51,950	1,371
Hersha Hospitality Trust, Cl A ‡	9,019	58
Highwoods Properties Inc ‡	24,568	915
Howard Hughes Corp/The *	9,817	580
Hudson Pacific Properties Inc ‡	35,870	842
Independence Realty Trust Inc ‡(A)	20,300	238
Industrial Logistics Properties Trust ‡	15,409	332

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡(A)	4,000	$492
Investors Real Estate Trust ‡	2,403	171
Invitation Homes Inc ‡	132,281	3,787
iStar Inc ‡	16,418	203
JBG SMITH Properties ‡	29,100	805
Jernigan Capital Inc ‡	3,300	57
Jones Lang LaSalle Inc	12,347	1,272
Kennedy-Wilson Holdings Inc	31,129	445
Kilroy Realty Corp ‡	27,443	1,606
Kite Realty Group Trust ‡	21,955	247
Lamar Advertising Co, Cl A ‡	21,297	1,474
Lexington Realty Trust, Cl B ‡	63,190	719
Life Storage Inc ‡	11,093	1,170
LTC Properties Inc ‡	9,217	336
Macerich Co ‡(A)	35,545	282
Mack-Cali Realty Corp ‡	21,667	274
Marcus & Millichap Inc *	5,100	144
Maui Land & Pineapple Co Inc *	1,600	19
Medical Properties Trust Inc ‡	130,462	2,424
Monmouth Real Estate Investment Corp, Cl A ‡	22,546	327
National Health Investors Inc ‡	10,564	658
National Retail Properties Inc ‡	41,043	1,455
National Storage Affiliates Trust ‡	15,200	522
New Senior Investment Group Inc ‡	16,600	73
Newmark Group Inc, Cl A	34,005	151
NexPoint Residential Trust Inc ‡	4,900	203
Office Properties Income Trust ‡	12,691	303
Omega Healthcare Investors Inc ‡	53,757	1,665
One Liberty Properties Inc ‡	2,551	49
Outfront Media Inc ‡	33,609	569
Paramount Group Inc ‡	45,200	335
Park Hotels & Resorts Inc ‡(A)	56,259	534
Pebblebrook Hotel Trust ‡	32,325	408
Physicians Realty Trust ‡	48,400	878
Piedmont Office Realty Trust Inc, Cl A ‡	33,066	506
Plymouth Industrial REIT ‡	8,200	109
PotlatchDeltic Corp ‡	15,412	710
Preferred Apartment Communities Inc, Cl A ‡	11,600	77
PS Business Parks Inc ‡	4,928	622
QTS Realty Trust Inc, Cl A ‡(A)	14,300	970
Rafael Holdings Inc, Cl B *‡	4,000	70
Rayonier Inc ‡	32,653	956
RE/MAX Holdings Inc, Cl A	3,200	112
Realogy Holdings Corp	24,502	272
Redfin Corp *	22,600	1,075
Retail Opportunity Investments Corp ‡	29,259	326
Retail Properties of America Inc, Cl A ‡	48,903	309
Retail Value Inc ‡	3,148	40
Rexford Industrial Realty Inc ‡	27,700	1,329
RLJ Lodging Trust ‡	40,154	379
RMR Group Inc/The, Cl A	4,170	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPT Realty ‡	16,337	$96
Ryman Hospitality Properties Inc ‡	11,360	434
Sabra Health Care Inc ‡	48,820	724
Safehold Inc ‡	5,200	288
Saul Centers Inc ‡	2,144	60
Seritage Growth Properties *‡(A)	7,500	105
Service Properties Trust ‡	38,741	318
SITE Centers Corp ‡	36,607	275
Spirit Realty Capital Inc ‡	24,913	885
St Joe Co *	8,100	188
STAG Industrial Inc ‡	35,556	1,148
STORE Capital Corp ‡	54,300	1,468
Stratus Properties Inc *	1,900	37
Summit Hotel Properties Inc ‡	32,729	193
Sun Communities Inc ‡	24,021	3,581
Sunstone Hotel Investors Inc ‡	51,038	425
Tanger Factory Outlet Centers Inc ‡(A)	23,549	134
Taubman Centers Inc ‡	14,487	555
Tejon Ranch Co *	6,376	91
Terreno Realty Corp ‡	15,863	946
Transcontinental Realty Investors Inc *	300	7
UMH Properties Inc ‡	11,000	160
Uniti Group Inc ‡	43,760	430
Universal Health Realty Income Trust ‡	3,116	208
Urban Edge Properties ‡	29,600	313
Urstadt Biddle Properties Inc, Cl A ‡	6,156	57
VEREIT Inc ‡	257,900	1,733
VICI Properties Inc ‡	117,400	2,623
Washington Real Estate Investment Trust ‡	20,713	454
Weingarten Realty Investors ‡	28,368	496
Whitestone REIT, Cl B ‡	7,077	46
WP Carey Inc ‡	42,700	2,962
Xenia Hotels & Resorts Inc ‡	25,700	231

		93,564

Utilities — 2.1%
ALLETE Inc	12,370	667
American States Water Co	8,774	667
Artesian Resources Corp, Cl A	2,184	77
Atlantic Power Corp *	12,421	26
Avangrid Inc	13,250	637
Avista Corp	16,652	614
Black Hills Corp	15,502	869
Brookfield Infrastructure, Cl A (A)	7,700	384
Brookfield Renewable, Cl A	16,342	832
Cadiz Inc *(A)	4,300	45
California Water Service Group	11,541	523
Chesapeake Utilities Corp	3,815	312
Clearway Energy Inc, Cl A	7,000	169
Clearway Energy Inc, Cl C (A)	17,600	449
Consolidated Water Co Ltd	3,000	36
Essential Utilities Inc (A)	53,437	2,271

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genie Energy Ltd, Cl B	3,400	$30
Global Water Resources Inc	2,800	31
Hawaiian Electric Industries Inc	25,558	885
IDACORP Inc	12,024	1,081
MDU Resources Group Inc	47,632	1,125
MGE Energy Inc	8,314	540
Middlesex Water Co	4,001	257
National Fuel Gas Co	21,288	972
New Jersey Resources Corp	24,694	744
Northwest Natural Holding Co	7,776	397
NorthWestern Corp	12,046	622
OGE Energy Corp	47,676	1,519
ONE Gas Inc	12,400	919
Ormat Technologies Inc (A)	9,934	605
Otter Tail Corp	9,546	371
PG&E Corp *(A)	230,300	2,133
PICO Holdings Inc *	4,621	41
PNM Resources Inc (A)	18,817	822
Portland General Electric Co	21,400	816
Pure Cycle Corp *	5,900	58
RGC Resources Inc	3,412	80
SJW Group	6,264	392
South Jersey Industries Inc (A)	21,996	487
Southwest Gas Holdings Inc	13,141	826
Spark Energy Inc, Cl A	2,000	18
Spire Inc	11,903	693
UGI Corp	49,696	1,716
Unitil Corp	3,058	129
Vistra Corp	116,568	2,242
York Water Co/The	2,352	107

		29,236

Total Common Stock (Cost $988,763) ($ Thousands)		1,382,170

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Corium International CVR *‡‡	6,300	$3
NewStar Financial Inc CVR *‡‡(C)	3,393	2
Media General Inc CVR *‡‡(C)	20,200	–
Tobira Therapeutics CVR *‡‡(C)	2,300	–
Emerald Holding Inc *‡‡	5,700	–

Total Rights (Cost $3) ($ Thousands)		5

	Shares

AFFILIATED PARTNERSHIP — 12.6%
SEI Liquidity Fund, L.P. 0.140% **†(D)	175,091,515	175,144

Total Affiliated Partnership (Cost $175,103) ($ Thousands)		175,144

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	6,457,349	6,457

Total Cash Equivalent (Cost $6,457) ($ Thousands)		6,457

Total Investments in Securities — 112.6% (Cost $1,170,326) ($ Thousands)		$1,563,776

A list of open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

Russell 2000 Index E-MINI	51	Sep-2020	$3,664	$3,981	$317

S&P Mid Cap 400 Index E-MINI	22	Sep-2020	3,927	4,237	310

			$7,591	$8,218	$627

Percentagesare based on Net Assets of $1,389,286 ($ Thousands).

*   Non-income producing security.

**  The rate reported is the 7-day effective yield as of August 31, 2020.

‡   Real Estate Investment Trust.

†   Investment in Affiliated Security.

‡‡   Expiration date not available.

(A)  Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $169,974 ($ Thousands).

(B)  Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $764 ($ Thousands), or 0.1% of the Net Assets of the Fund.

(C)  Level 3 security in accordance with fair value hierarchy.

(D)  This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $175,144 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Extended Market Index Fund (Concluded)

PLC — Public Limited Company

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,382,170	–	–	1,382,170
Rights	3	–	2	5
Affiliated Partnership	–	175,144	–	175,144
Cash Equivalent	6,457	–	–	6,457

Total Investments in Securities	1,388,630	175,144	2	1,563,776

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	627	–	–	627

Total Other Financial Instruments	627	–	–	627

*Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Investments Co	$366	$1,463	$(348)	$—	$(40)	$1,441	27,519	$12	$—
SEI Liquidity Fund, L.P.	27,289	339,117	(191,230)	—	(32)	175,144	175,091,515	289	—
SEI Daily Income Trust, Government Fund, Cl F	6,854	50,605	(51,002)	—	—	6,457	6,457,349	—	—

Totals	$34,509	$391,185	$(242,580)	$—	$(72)	$183,042		$301	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Communication Services — 1.9%
AMC Networks Inc, Cl A *(A)	9,100	$221
Anterix Inc *	1,400	61
ATN International Inc	1,100	64
Boingo Wireless Inc *	10,910	142
Boston Omaha Corp, Cl A *	4,867	79
Cable One Inc	190	350
Cars.com Inc *	17,570	153
Cogent Communications Holdings	2,800	188
comScore Inc *	21,200	56
Consolidated Communications Holdings Inc *	17,200	134
DHI Group Inc *	37,500	91
Entercom Communications Corp, Cl A	54,900	82
EverQuote Inc, Cl A *(A)	9,835	349
Gray Television Inc *	22,600	351
Iridium Communications Inc *	8,000	224
Maxar Technologies Inc	7,679	178
MSG Networks Inc *	6,736	66
National CineMedia Inc	30,283	109
Ooma Inc *	12,890	176
QuinStreet Inc *	16,370	215
Shenandoah Telecommunications Co	3,500	194
Shutterstock Inc	5,289	266
Stamps.com Inc *	1,790	446
TechTarget Inc *	2,400	95
TrueCar Inc *	49,991	236
United States Cellular Corp *	1,500	55
WideOpenWest Inc *	57,700	332

		4,913

Consumer Discretionary — 11.7%
1-800-Flowers.com Inc, Cl A *	4,300	129
Aaron’s Inc	4,300	240
American Axle & Manufacturing Holdings Inc *	46,000	358
American Outdoor Brands Inc *	1,010	15
American Public Education Inc *	16,496	519
America’s Car-Mart Inc/TX *	3,551	357
Asbury Automotive Group Inc *	400	42
Beazer Homes USA Inc *	8,000	98
Big Lots Inc (A)	11,206	528
Bright Horizons Family Solutions Inc *	2,400	319
Brinker International Inc	5,600	252
Buckle Inc/The	9,062	170
CarParts.com Inc *	41,967	590
Carriage Services Inc, Cl A	25,171	557
Cato Corp/The, Cl A	21,220	170
Chegg Inc *	2,198	162
Churchill Downs Inc	1,948	340
Chuy’s Holdings Inc *	10,600	236
Cooper Tire & Rubber Co (A)	9,600	332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cracker Barrel Old Country Store Inc	1,454	$194
Dana Inc	35,100	490
Dave & Buster’s Entertainment Inc (A)	9,600	160
Deckers Outdoor Corp *	987	201
Domino’s Pizza Inc	300	123
El Pollo Loco Holdings Inc *	25,406	454
Ethan Allen Interiors Inc	37,800	538
Etsy Inc *	1,111	133
Fiesta Restaurant Group Inc *	9,380	94
Floor & Decor Holdings Inc, Cl A *	2,838	208
Fox Factory Holding Corp *	1,938	195
Genesco Inc *	9,800	191
G-III Apparel Group Ltd *	14,700	163
Green Brick Partners Inc *	32,281	460
Group 1 Automotive Inc (A)	5,900	510
Hanesbrands Inc (A)	36,700	561
Haverty Furniture Cos Inc (A)	31,332	662
Helen of Troy Ltd *	1,600	331
Hibbett Sports Inc *(A)	28,159	940
Johnson Outdoors Inc, Cl A	4,889	419
K12 Inc *	3,198	119
Lands’ End Inc *	5,224	70
La-Z-Boy Inc, Cl Z	15,500	504
LGI Homes Inc *	2,077	232
Lithia Motors Inc, Cl A	2,470	615
Lovesac Co/The *	4,320	114
M/I Homes Inc *	10,000	426
Marine Products Corp	1,116	16
MDC Holdings Inc	13,600	590
Meritage Homes Corp *	7,184	690
Michaels Cos Inc/The *	18,609	209
Modine Manufacturing Co *	38,410	260
Noodles & Co, Cl A *	14,310	109
Nordstrom Inc (A)	11,400	182
NVR Inc *	100	417
Office Depot Inc	13,020	304
Ollie’s Bargain Outlet Holdings Inc *(A)	1,308	125
Papa John’s International Inc	1,687	166
Peloton Interactive Inc, Cl A *	2,447	188
Penn National Gaming Inc *	4,732	242
Perdoceo Education Corp *	22,359	321
Pool Corp	1,200	393
Purple Innovation Inc, Cl A *	8,948	169
Rent-A-Center Inc/TX, Cl A	17,400	534
Sally Beauty Holdings Inc *(A)	31,900	356
Service Corp International/US	700	32
Shoe Carnival Inc	7,200	237
Signet Jewelers Ltd	4,900	85
Sleep Number Corp *	8,400	403
Smith & Wesson Brands Inc *	10,683	195
Sonic Automotive Inc, Cl A	15,606	659
Sportsman’s Warehouse Holdings Inc *	26,567	417

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Standard Motor Products Inc	2,000	$91
Superior Group of Cos Inc	1,861	43
Tilly’s Inc, Cl A	33,380	212
TopBuild Corp *	15,925	2,449
TRI Pointe Group Inc *	24,200	408
Tupperware Brands Corp	9,000	147
Universal Electronics Inc *	868	36
Vista Outdoor Inc *	12,990	252
Weyco Group Inc	4,200	76
Williams-Sonoma Inc	8,885	780
Wingstop Inc	9,568	1,563
Winmark Corp	2,945	455
Workhorse Group Inc *(A)	11,178	202
World Fuel Services Corp	16,800	444
YETI Holdings Inc *	4,878	251
Zumiez Inc *	20,688	531

		29,760

Consumer Staples — 6.1%
BJ’s Wholesale Club Holdings Inc *	12,692	564
Boston Beer Co Inc/The, Cl A *	450	397
Bunge Ltd	10,100	461
Cal-Maine Foods Inc *	2,700	104
Casey’s General Stores Inc	1,600	285
CBIZ Inc *	6,400	156
Celsius Holdings Inc *(A)	8,617	167
Central Garden & Pet Co, Cl A *	14,520	578
Coca-Cola Consolidated Inc	400	109
Darling Ingredients Inc *	6,425	205
Deluxe Corp	7,700	219
Edgewell Personal Care Co *	13,600	390
elf Beauty Inc *	36,556	714
Flowers Foods Inc	12,800	313
Fresh Del Monte Produce Inc	3,000	70
Freshpet Inc *	22,049	2,505
Grocery Outlet Holding Corp *	5,000	206
Hostess Brands Inc, Cl A *	8,700	112
Ingles Markets Inc, Cl A	9,000	364
Ingredion Inc	10,300	828
J & J Snack Foods Corp	1,200	163
John B Sanfilippo & Son Inc	1,000	80
Lamb Weston Holdings Inc	3,500	220
Lancaster Colony Corp	1,300	231
Landec Corp *	17,952	184
Lifevantage Corp *	24,519	368
MGP Ingredients Inc	1,540	55
Natural Grocers by Vitamin Cottage Inc	27,175	318
Post Holdings Inc *	2,900	255
PriceSmart Inc	1,900	125
Rosetta Stone Inc *	2,700	82
Seaboard Corp	12	32
Seneca Foods Corp, Cl A *	800	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SpartanNash Co	28,352	$566
Sprouts Farmers Market Inc *	26,100	609
Tootsie Roll Industries Inc	17,936	574
Turning Point Brands Inc	10,530	304
United Natural Foods Inc *	6,650	120
Universal Corp/VA	10,900	473
USANA Health Sciences Inc *	1,100	86
Village Super Market Inc, Cl A	19,802	504
WD-40 Co (A)	3,690	754
Weis Markets Inc	11,169	550

		15,438

Energy — 1.6%
Arch Resources Inc	6,200	234
Berry Corp	17,000	67
Bonanza Creek Energy Inc *	16,588	332
Callon Petroleum Co *(A)	4,060	27
Delek US Holdings Inc	7,800	123
DHT Holdings Inc	53,200	281
Green Plains Inc *	10,000	134
Liberty Oilfield Services Inc, Cl A	9,541	61
MRC Global Inc *	30,550	174
Murphy USA Inc *	500	67
National Energy Services Reunited Corp *	12,730	96
New Fortress Energy Inc, Cl A	7,488	200
NexTier Oilfield Solutions Inc *	42,568	107
Oil States International Inc *	12,362	54
PBF Energy Inc, Cl A	19,200	164
PDC Energy Inc *	10,159	154
Peabody Energy Corp	24,421	64
Plug Power Inc *(A)	21,504	279
Select Energy Services Inc, Cl A *	12,720	61
Solaris Oilfield Infrastructure Inc, Cl A	9,710	76
Southwestern Energy Co *(A)	110,400	307
Sunnova Energy International Inc *	7,619	181
Sunrun Inc *(A)	5,906	334
Talos Energy Inc *	14,990	113
Tidewater Inc *	9,871	68
VAALCO Energy Inc *	68,300	72
W&T Offshore Inc *(A)	70,900	158

		3,988

Financials — 16.9%
1st Source Corp	1,500	52
AG Mortgage Investment Trust Inc ‡(A)	19,100	53
Alleghany Corp	450	250
Altabancorp	1,300	27
Amalgamated Bank, Cl A	12,056	142
American Equity Investment Life Holding Co	21,000	502
American Financial Group Inc/OH	1,800	120
American National Group Inc	3,900	293
AMERISAFE Inc	1,600	107
Anworth Mortgage Asset Corp	76,806	133

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apollo Commercial Real Estate Finance Inc	18,100	$162
Apollo Investment Corp	21,366	194
Arbor Realty Trust Inc ‡(A)	22,000	249
Ares Commercial Real Estate Corp	10,469	104
Arrow Financial Corp	1,100	31
Artisan Partners Asset Management Inc, Cl A	5,297	205
Associated Banc-Corp	38,000	511
Assurant Inc	2,400	292
Assured Guaranty Ltd	11,200	240
Atlantic Capital Bancshares Inc *	8,585	99
Axis Capital Holdings Ltd	2,300	110
B Riley Financial Inc	3,933	105
Banco Latinoamericano de Comercio Exterior SA, Cl E	6,850	83
Bancorp Inc/The *	24,523	233
Bank of Marin Bancorp	7,150	228
BankUnited Inc	19,100	447
Berkshire Hills Bancorp Inc	10,300	95
BlackRock Capital Investment Corp	45,265	130
Bridgewater Bancshares Inc *	8,803	86
Brightsphere Investment Group Inc	36,000	499
Brookline Bancorp Inc	7,000	67
Brown & Brown Inc	1,900	88
BRP Group Inc, Cl A *	14,450	397
Cadence BanCorp, Cl A	10,295	98
Camden National Corp	11,800	385
Capital Bancorp Inc *	4,591	48
Capital City Bank Group Inc	1,600	32
Capstead Mortgage Corp ‡	14,892	92
Carter Bank & Trust	12,180	86
Cathay General Bancorp	18,900	467
Central Pacific Financial Corp	9,520	147
Cherry Hill Mortgage Investment Corp	8,974	86
CIT Group Inc	14,700	289
CNO Financial Group Inc	57,500	937
Community Trust Bancorp Inc	7,300	236
Crawford & Co, Cl A	17,360	119
Curo Group Holdings Corp	11,370	88
Customers Bancorp Inc *	23,734	303
Diamond Hill Investment Group Inc	300	37
Dime Community Bancshares Inc	5,300	68
Donegal Group Inc, Cl A	8,334	120
Dynex Capital Inc	18,859	299
Employers Holdings Inc	2,700	88
Enova International Inc *	7,360	126
Erie Indemnity Co, Cl A	900	192
ESSA Bancorp Inc	4,036	52
Everest Re Group Ltd	1,300	286
Exantas Capital Corp ‡	27,900	65
EZCORP Inc, Cl A *	36,610	197
FactSet Research Systems Inc	300	105
Farmers National Banc Corp	15,030	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FB Financial Corp (A)	14,600	$394
Federal Agricultural Mortgage Corp, Cl C	8,600	586
Federated Hermes Inc, Cl B	21,200	507
FedNat Holding Co	4,757	40
Financial Institutions Inc	10,210	176
First American Financial Corp	4,900	258
First Bancorp/Southern Pines NC	2,800	57
First Bancshares Inc/The	4,437	95
First Busey Corp	21,900	390
First Business Financial Services Inc	9,400	146
First Citizens BancShares Inc/NC, Cl A	400	157
First Commonwealth Financial Corp	44,900	368
First Community Bankshares Inc	10,560	203
First Financial Bankshares Inc (A)	7,455	226
First Financial Corp/IN	4,160	143
First Horizon National Corp	99,397	949
First of Long Island Corp/The	7,605	117
Flagstar Bancorp Inc	11,300	355
Flushing Financial Corp	22,861	277
FNB Corp/PA	59,300	445
FS KKR Capital Corp (A)	21,950	352
Fulton Financial Corp	25,500	249
Goosehead Insurance Inc, Cl A	2,109	217
Granite Point Mortgage Trust Inc	21,697	144
Great Southern Bancorp Inc	1,100	42
Great Western Bancorp Inc	17,500	244
Greenhill & Co Inc	10,570	119
Greenlight Capital Re Ltd, Cl A *	11,570	84
Hamilton Lane Inc, Cl A	16,940	1,238
Hancock Whitney Corp	16,700	334
Hanmi Financial Corp	27,120	258
Hanover Insurance Group Inc/The	7,500	769
HarborOne Bancorp Inc	41,220	357
HBT Financial Inc	13,070	155
HCI Group Inc	6,668	365
Healthcare Merger Corp, Cl A *	15,665	160
Heritage Commerce Corp	10,572	73
Heritage Insurance Holdings Inc	25,990	339
Hilltop Holdings Inc	17,000	350
HomeStreet Inc	2,600	71
HomeTrust Bancshares Inc	8,990	126
Hope Bancorp Inc	59,400	503
Independent Bank Corp/MI	26,696	398
International Bancshares Corp	20,500	647
International Seaways Inc	2,500	42
Invesco Mortgage Capital Inc (A)	29,089	87
Kinsale Capital Group Inc	10,147	2,103
KKR Real Estate Finance Trust Inc	2,900	53
Ladder Capital Corp, Cl A ‡	9,600	72
Lakeland Bancorp Inc	20,700	220
Macatawa Bank Corp	17,975	132
Mercantile Bank Corp	16,480	360

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merchants Bancorp/IN	1,500	$31
Mercury General Corp	11,100	496
Meridian Bancorp Inc	5,000	58
MidWestOne Financial Group Inc	1,400	27
Morningstar Inc	1,400	224
National General Holdings Corp	2,532	86
New Mountain Finance Corp	22,600	226
New York Mortgage Trust Inc ‡	57,400	152
Nicolet Bankshares Inc *	800	48
Northwest Bancshares Inc	7,400	75
OceanFirst Financial Corp	4,800	75
OFG Bancorp	21,400	275
Old National Bancorp/IN	14,400	201
Old Republic International Corp	13,300	214
Oportun Financial Corp *	6,693	84
Oppenheimer Holdings Inc, Cl A	5,510	135
Palomar Holdings Inc, Cl A *	19,124	2,149
Park National Corp	1,100	99
PCSB Financial Corp	13,413	170
Peapack-Gladstone Financial Corp	7,763	132
PennantPark Investment Corp	55,400	196
PennyMac Financial Services Inc	3,279	173
PennyMac Mortgage Investment Trust ‡	16,000	274
Peoples Bancorp Inc/OH	18,900	400
People’s United Financial Inc	16,087	170
PJT Partners Inc	2,200	130
Popular Inc	9,300	344
Premier Financial Corp	4,754	87
Professional Holding Corp, Cl A *	4,221	49
Prospect Capital Corp	67,000	342
Provident Bancorp Inc	8,263	64
Provident Financial Services Inc	6,300	83
Pzena Investment Management Inc, Cl A	15,544	77
QCR Holdings Inc	1,500	45
RBB Bancorp	10,650	138
Ready Capital Corp	13,464	138
Regional Management Corp *	11,372	208
RenaissanceRe Holdings Ltd	1,800	331
Republic Bancorp Inc/KY, Cl A	8,000	246
Richmond Mutual BanCorp Inc	6,291	71
Safeguard Scientifics Inc	31,040	194
Safety Insurance Group Inc	1,200	87
Sandy Spring Bancorp Inc	2,800	67
Selective Insurance Group Inc	2,200	132
Sierra Bancorp	1,600	29
Simmons First National Corp, Cl A	28,800	492
Sixth Street Specialty Lending Inc	29,800	524
Stewart Information Services Corp	2,200	94
Stifel Financial Corp	7,020	356
Sturm Ruger & Co Inc	2,100	149
Synovus Financial Corp	33,400	730
TCF Financial Corp	12,400	333

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Towne Bank/Portsmouth VA	2,800	$50
TPG RE Finance Trust Inc	3,525	31
TriCo Bancshares	2,600	72
TriState Capital Holdings Inc *	8,010	111
Trupanion Inc *	3,270	205
TrustCo Bank Corp NY	9,700	58
United Community Banks Inc/GA	9,410	170
United Fire Group Inc	2,000	50
Universal Insurance Holdings Inc (A)	11,400	211
Univest Financial Corp	22,860	368
Veritex Holdings Inc	16,100	289
Walker & Dunlop Inc	10,400	570
Washington Trust Bancorp Inc	1,300	43
Waterstone Financial Inc	35,329	547
Westwood Holdings Group Inc	4,594	52
White Mountains Insurance Group Ltd	200	178
WisdomTree Investments Inc	23,890	89
WSFS Financial Corp	1,800	53

		42,966

Health Care — 15.9%
1Life Healthcare Inc *	5,014	146
Abeona Therapeutics Inc *	26,719	63
Acceleron Pharma Inc *	3,035	296
Accuray Inc *	38,433	90
Addus HomeCare Corp *	6,580	616
Affimed NV *	82,682	285
Agenus Inc *	66,839	291
Akero Therapeutics Inc *	5,321	173
Albireo Pharma Inc *	4,910	137
American Renal Associates Holdings Inc *	640	4
Amphastar Pharmaceuticals Inc *	3,800	77
AnaptysBio Inc *	5,594	97
ANI Pharmaceuticals Inc *	900	28
Anika Therapeutics Inc *	8,064	309
Antares Pharma Inc *	49,710	141
Apyx Medical Corp *	12,240	56
Arcus Biosciences Inc *	2,100	50
Ardelyx Inc *	11,218	64
Arena Pharmaceuticals Inc *	2,507	175
Assembly Biosciences Inc *	3,000	66
Atreca Inc, Cl A *	5,201	74
AtriCure Inc *	13,565	607
Atrion Corp	100	63
Avid Bioservices Inc *	52,626	442
Axsome Therapeutics Inc *(A)	1,517	111
BioDelivery Sciences International Inc *	118,940	465
Biohaven Pharmaceutical Holding Co Ltd *	2,231	141
Bio-Rad Laboratories Inc, Cl A *	650	331
BioSpecifics Technologies Corp *	7,304	471
Bio-Techne Corp	1,000	255
Bruker Corp	1,000	42

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Castle Biosciences Inc *	10,442	$477
Catalent Inc *	4,000	370
Catalyst Pharmaceuticals Inc *	61,715	202
Cellular Biomedicine Group Inc *	1,700	32
Cerecor Inc *	25,570	63
Charles River Laboratories International Inc *	1,467	321
Chemed Corp	700	362
ChemoCentryx Inc *	2,256	121
Chiasma Inc *	28,505	156
ChromaDex Corp *	5,600	28
Collegium Pharmaceutical Inc *	3,300	63
Concert Pharmaceuticals Inc *	3,500	34
CONMED Corp	1,900	164
Corcept Therapeutics Inc *(A)	22,700	288
CorVel Corp *	900	75
Cross Country Healthcare Inc *	17,460	112
CryoLife Inc *	2,400	49
Cue Biopharma Inc *	6,400	114
Cutera Inc *	13,782	226
Cytokinetics Inc *	5,347	128
CytomX Therapeutics Inc *	16,426	120
CytoSorbents Corp *	16,292	137
Eagle Pharmaceuticals Inc/DE *	5,693	226
Eidos Therapeutics Inc *	1,200	52
Eiger BioPharmaceuticals Inc *	9,191	103
Emergent BioSolutions Inc *	2,410	275
Encompass Health Corp	4,900	320
Ensign Group Inc/The	18,210	1,066
Enzo Biochem Inc *	64,403	137
Evolent Health Inc, Cl A *	18,508	265
Fate Therapeutics Inc *	5,124	187
Flexion Therapeutics Inc *	12,900	150
Fulcrum Therapeutics Inc *	7,447	54
G1 Therapeutics Inc *	14,598	224
Globus Medical Inc, Cl A *	3,800	215
Haemonetics Corp *	3,230	290
Halozyme Therapeutics Inc *	8,699	252
Harpoon Therapeutics Inc *	4,349	60
HealthStream Inc *	4,400	91
Heska Corp *	2,630	272
Hill-Rom Holdings Inc	3,000	281
Homology Medicines Inc *	3,500	37
Horizon Therapeutics Plc *	3,594	270
Immunomedics Inc *	35,268	1,572
Immunovant Inc *	5,008	170
Innoviva Inc *	43,200	506
Inovalon Holdings Inc, Cl A *	6,400	158
Inspire Medical Systems Inc *	1,745	208
Insulet Corp *	995	217
Integer Holdings Corp *	1,800	125
Integra LifeSciences Holdings Corp *	3,400	162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intersect ENT Inc *	8,250	$166
Invacare Corp	13,670	93
Invitae Corp *(A)	7,016	245
iRadimed Corp *	5,429	115
iRhythm Technologies Inc *	1,549	341
Jazz Pharmaceuticals PLC *	2,400	323
Joint Corp/The *	10,918	195
Jounce Therapeutics Inc *	14,729	71
Kindred Biosciences Inc *	18,631	92
Kiniksa Pharmaceuticals Ltd, Cl A *	5,314	94
Krystal Biotech Inc *	1,200	57
Kura Oncology Inc *	13,237	329
Lannett Co Inc *	24,769	130
Lantheus Holdings Inc *	26,780	359
LeMaitre Vascular Inc	6,060	196
Livongo Health Inc *	1,706	234
Luminex Corp	3,900	104
Marinus Pharmaceuticals Inc *	43,585	85
Masimo Corp *	3,734	837
MEDNAX Inc *	27,000	502
Medpace Holdings Inc *	700	91
MeiraGTx Holdings plc *	13,280	173
Meridian Bioscience Inc *	13,014	184
Mesa Laboratories Inc	300	74
Mustang Bio Inc *	24,791	81
MyoKardia Inc *	1,366	149
Natera Inc *	4,132	263
National HealthCare Corp	1,400	89
National Research Corp, Cl A	1,100	62
Natus Medical Inc *	4,300	78
Neogen Corp *	2,300	175
Neurocrine Biosciences Inc *	500	58
NextGen Healthcare Inc *	5,200	69
NGM Biopharmaceuticals Inc *	2,500	47
Novavax Inc *	997	110
NuVasive Inc *	3,300	172
Omnicell Inc *	1,300	87
Ontrak Inc *	2,501	182
OPKO Health Inc *(A)	—	—
Orthofix Medical Inc *	2,200	67
OrthoPediatrics Corp *	1,100	55
Owens & Minor Inc	15,459	256
Oyster Point Pharma Inc *	3,118	71
Pacific Biosciences of California Inc *	21,329	141
Pacira BioSciences Inc *	3,799	237
Patterson Cos Inc (A)	13,500	392
Perrigo Co PLC	5,400	282
Personalis Inc *	14,500	331
Pfenex Inc *	37,856	474
Phibro Animal Health Corp, Cl A	2,300	49
Pieris Pharmaceuticals Inc *	27,487	79
PRA Health Sciences Inc *	2,920	312

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Precision BioSciences Inc *	12,172	$69
Prestige Consumer Healthcare Inc *	16,779	611
Prevail Therapeutics Inc *	5,700	70
Progyny Inc *(A)	25,020	714
Protagonist Therapeutics Inc *	10,249	230
Prothena Corp PLC *	11,720	152
Providence Service Corp/The *	1,100	102
Quidel Corp *	4,210	741
R1 RCM Inc *	9,200	133
Recro Pharma Inc *	20,740	57
Relmada Therapeutics Inc *	1,400	50
Repligen Corp *	16,825	2,606
Retrophin Inc *	4,200	82
Revance Therapeutics Inc *	4,500	132
Rhythm Pharmaceuticals Inc *	3,400	100
Rigel Pharmaceuticals Inc *	167,763	418
Scholar Rock Holding Corp *	12,520	189
SeaSpine Holdings Corp *	2,800	37
Seattle Genetics Inc *	600	95
Select Medical Holdings Corp *	20,000	401
Seres Therapeutics Inc *	6,858	182
Shockwave Medical Inc *	3,388	215
SIGA Technologies Inc *	37,916	264
Silk Road Medical Inc *	3,969	242
Simulations Plus Inc	2,700	161
Spectrum Pharmaceuticals Inc *	26,490	112
Spero Therapeutics Inc *	9,490	103
STAAR Surgical Co *	2,410	116
STERIS PLC	2,200	351
Stoke Therapeutics Inc *	1,400	41
Surmodics Inc *	3,426	155
Sutro Biopharma Inc *	7,904	79
Syndax Pharmaceuticals Inc *	4,385	72
Syros Pharmaceuticals Inc *	18,914	251
Tandem Diabetes Care Inc *	1,656	187
Tenet Healthcare Corp *	10,000	282
TG Therapeutics Inc *	7,221	179
Translate Bio Inc *	4,100	58
Turning Point Therapeutics Inc *	2,741	214
Twist Bioscience Corp *	5,416	379
Ultragenyx Pharmaceutical Inc *	2,853	243
United Therapeutics Corp *	6,800	727
Utah Medical Products Inc	1,179	97
Vapotherm Inc *	11,400	355
Veracyte Inc *	5,286	176
Vericel Corp *	16,313	259
Voyager Therapeutics Inc *	20,022	236
WaVe Life Sciences Ltd *	2,800	35
West Pharmaceutical Services Inc	1,200	341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Y-mAbs Therapeutics Inc *	2,200	$95

		40,407

Industrials — 16.2%
ACCO Brands Corp	49,600	321
Advanced Disposal Services Inc, Cl A *	3,900	118
Advanced Drainage Systems Inc	4,111	228
Air Lease Corp, Cl A	10,400	323
Air Transport Services Group Inc *	34,735	883
Alaska Air Group Inc	3,400	132
Allied Motion Technologies Inc	515	22
Ameresco Inc, Cl A *	5,874	201
American Superconductor Corp *	22,445	282
American Woodmark Corp *	4,300	376
Apogee Enterprises Inc	19,000	398
Applied Industrial Technologies Inc	1,500	90
ArcBest Corp	9,000	304
Atkore International Group Inc *	20,100	537
Atlas Air Worldwide Holdings Inc *	10,517	593
AZEK Co Inc/The, Cl A *	4,762	188
Barrett Business Services Inc	800	46
Bloom Energy Corp, Cl A *(A)	8,582	134
Blue Bird Corp *	6,917	79
BMC Stock Holdings Inc *	2,800	112
Builders FirstSource Inc *	21,300	652
CAI International Inc	8,805	192
Casella Waste Systems Inc, Cl A *	1,400	79
CECO Environmental Corp *	14,178	120
Clean Harbors Inc *	3,200	196
Covenant Logistics Group Inc, Cl A *	8,270	152
CRA International Inc	18,202	774
Crane Co	3,900	221
CryoPort Inc *(A)	28,677	1,591
CSW Industrials Inc	1,500	108
Curtiss-Wright Corp	4,300	440
Ducommun Inc *	6,935	259
DXP Enterprises Inc/TX *	11,501	221
Dycom Industries Inc *	3,345	206
Echo Global Logistics Inc *	8,400	230
EMCOR Group Inc	4,300	323
Energy Recovery Inc *	37,609	320
Ennis Inc	33,840	620
Exponent Inc	24,775	1,993
Federal Signal Corp	24,220	778
Forrester Research Inc *	1,800	64
Forward Air Corp	2,300	136
Foundation Building Materials Inc *	5,552	90
Franklin Covey Co *	8,260	163
FTI Consulting Inc *	2,300	264
Generac Holdings Inc *	13,307	2,528
Gibraltar Industries Inc *	3,103	194
GMS Inc *	10,500	278

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Lakes Dredge & Dock Corp *	16,000	$150
Hawaiian Holdings Inc (A)	22,200	298
Heartland Express Inc	4,400	91
Heidrick & Struggles International Inc	13,846	300
Heritage-Crystal Clean Inc *	5,770	85
Herman Miller Inc	13,400	319
Hub Group Inc, Cl A *	2,700	145
Hubbell Inc, Cl B	1,200	174
Huntington Ingalls Industries Inc	1,400	212
Huron Consulting Group Inc *	2,200	95
Hyster-Yale Materials Handling Inc	6,900	278
ICF International Inc	1,500	102
IES Holdings Inc *	1,200	35
Insteel Industries Inc	2,982	55
Interface Inc, Cl A	27,300	206
JetBlue Airways Corp *	30,300	349
John Bean Technologies Corp	8,894	912
Kadant Inc	600	70
Kelly Services Inc, Cl A	18,800	357
Kforce Inc	10,800	371
Kimball International Inc, Cl B	13,340	150
Knoll Inc	18,300	236
Landstar System Inc	2,100	280
Macquarie Infrastructure Corp	5,300	149
Marten Transport Ltd	5,500	100
MasTec Inc *	10,300	476
Mercury Systems Inc *	16,310	1,235
Meritor Inc *	24,400	555
Miller Industries Inc/TN	6,497	204
MSA Safety Inc (A)	8,330	1,049
MYR Group Inc *	10,620	412
National Presto Industries Inc	500	45
Northwest Pipe Co *	10,930	310
Park Aerospace Corp	24,132	268
Park-Ohio Holdings Corp	7,900	125
Powell Industries Inc	14,757	398
Primoris Services Corp	24,100	459
Quad/Graphics Inc, Cl A	21,039	73
Quanex Building Products Corp	20,719	348
Quanta Services Inc	4,268	219
RBC Bearings Inc *	4,020	531
Resources Connection Inc	31,100	382
Rush Enterprises Inc, Cl A	3,400	164
Saia Inc *	3,323	446
Schneider National Inc, Cl B	5,000	135
Shyft Group Inc/The	14,569	291
Simpson Manufacturing Co Inc	2,015	198
SkyWest Inc	8,900	299
SP Plus Corp *	3,484	71
Standex International Corp	1,200	69
Steelcase Inc, Cl A	34,700	363
Sterling Construction Co Inc *	8,210	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Systemax Inc	2,731	$61
Terex Corp	6,700	131
Tetra Tech Inc	3,700	342
Textainer Group Holdings Ltd *	14,650	172
Trex Co Inc *	16,702	2,497
TriMas Corp *	4,400	111
Triton International Ltd/Bermuda	17,600	635
TrueBlue Inc *	2,800	47
Tutor Perini Corp *	11,948	150
UFP Industries Inc	3,929	233
UniFirst Corp/MA	900	173
Universal Logistics Holdings Inc	23,750	511
US Ecology Inc	1,900	71
Vectrus Inc *	4,112	179
Veritiv Corp *	5,420	94
Vertiv Holdings Co, Cl A *	57,130	927
Vicor Corp *	2,577	224
Wabash National Corp (A)	43,230	528
Werner Enterprises Inc	4,400	202
WESCO International Inc *	13,100	614
Willdan Group Inc *	3,870	109

		41,330

Information Technology — 17.1%
2U Inc *	4,050	168
A10 Networks Inc *	67,247	575
ACM Research Inc, Cl A *	1,508	134
Agilysys Inc *	22,900	581
Amdocs Ltd	5,200	318
American Software Inc/GA, Cl A	23,396	331
Amkor Technology Inc *	49,700	606
Aspen Technology Inc *	2,200	279
Avalara Inc *	16,077	2,129
Avaya Holdings Corp *	17,907	278
Avid Technology Inc *	21,960	178
Axcelis Technologies Inc *	3,100	73
Bandwidth Inc, Cl A *	3,112	490
Bel Fuse Inc, Cl B	10,088	121
Benchmark Electronics Inc	17,900	351
BigCommerce Holdings Inc *(A)	1,493	176
Bill.com Holdings Inc *	1,987	197
Brightcove Inc *	50,622	563
Brooks Automation Inc	4,777	247
Calix Inc *	10,115	197
Casa Systems Inc *	22,796	104
Cass Information Systems Inc	1,900	74
CDK Global Inc	2,500	117
Cerence Inc *	4,397	234
ChannelAdvisor Corp *	9,954	167
Ciena Corp *	13,598	772
Cloudflare Inc, Cl A *	5,322	204
Computer Programs and Systems Inc	7,860	215

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comtech Telecommunications Corp	19,500	$324
Cree Inc *	2,247	142
CSG Systems International Inc	15,200	647
CyberOptics Corp *	2,230	71
Digi International Inc *	10,243	139
Digital Turbine Inc *	17,519	424
Diodes Inc *	12,700	620
DocuSign Inc, Cl A *	1,000	223
Dolby Laboratories Inc, Cl A	500	35
DSP Group Inc *	23,211	333
Ebix Inc (A)	11,600	268
EchoStar Corp, Cl A *	4,500	132
eGain Corp *	22,604	302
Endurance International Group Holdings Inc *	21,920	143
Entegris Inc	2,285	153
EPAM Systems Inc *	600	196
Everbridge Inc *	10,105	1,502
EVERTEC Inc	5,400	189
Evo Payments Inc, Cl A *	3,700	106
ExlService Holdings Inc *	3,000	191
Fair Isaac Corp *	1,000	421
Fastly Inc, Cl A *	1,607	149
Five9 Inc *	1,665	212
Genasys Inc *	20,957	105
Genpact Ltd	9,300	392
Globant SA *	500	89
GSI Technology Inc *	14,672	93
Hackett Group Inc/The	27,880	352
Harmonic Inc *	29,643	175
I3 Verticals Inc, Cl A *	1,700	47
Impinj Inc *	8,490	208
Inphi Corp *	1,171	133
Insight Enterprises Inc *	8,600	514
Intelligent Systems Corp *	1,000	38
International Money Express Inc *	29,405	497
J2 Global Inc *	3,600	252
Lattice Semiconductor Corp *	8,016	229
Leidos Holdings Inc	3,500	317
LivePerson Inc *(A)	30,548	1,822
M *	4,781	170
Manhattan Associates Inc *	1,946	189
ManTech International Corp/VA, Cl A	2,400	180
MAXIMUS Inc	4,200	326
MaxLinear Inc, Cl A *	7,052	172
Methode Electronics Inc	18,200	515
MicroStrategy Inc, Cl A *	900	130
Mitek Systems Inc *	44,396	563
MobileIron Inc *	47,731	312
Model N Inc *	3,700	145
Monolithic Power Systems Inc	9,154	2,445
Napco Security Technologies Inc *	8,761	218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Instruments Corp	4,000	$144
NeoPhotonics Corp *	53,767	358
NIC Inc	8,900	190
nLight Inc *	4,410	103
Nova Measuring Instruments Ltd *(A)	9,340	496
Novanta Inc *	8,460	907
Nuance Communications Inc *	9,652	289
NVE Corp	600	32
OSI Systems Inc *	1,100	87
PC Connection Inc	2,200	97
PDF Solutions Inc *	12,600	261
Pegasystems Inc	1,790	230
Perficient Inc *	4,200	180
Photronics Inc *	6,900	69
Power Integrations Inc	4,300	241
Progress Software Corp	4,100	155
QAD Inc, Cl A	3,410	155
Qualys Inc *	300	32
Rambus Inc *	9,500	128
Ribbon Communications Inc *	23,855	102
RingCentral Inc, Cl A *	6,505	1,891
Sailpoint Technologies Holdings Inc *	6,881	270
Sanmina Corp *	14,000	396
Sapiens International Corp NV	2,700	91
ScanSource Inc *	9,300	230
Science Applications International Corp	3,400	284
SecureWorks Corp, Cl A *	11,451	148
Semtech Corp *	4,140	243
Silicon Laboratories Inc *	9,400	963
SiTime Corp *	3,059	201
SMART Global Holdings Inc *	18,688	471
Sprout Social Inc, Cl A *	7,355	285
SPS Commerce Inc *	5,472	437
Sykes Enterprises Inc *	16,400	543
Telenav Inc *	67,296	309
TTEC Holdings Inc	1,600	91
TTM Technologies Inc *	18,900	217
Tucows Inc, Cl A *	1,000	63
Tyler Technologies Inc *	1,000	345
Ultra Clean Holdings Inc *	17,661	433
Upland Software Inc *	1,200	47
Varonis Systems Inc *	2,224	275
Veeco Instruments Inc *	10,306	123
Verint Systems Inc *	1,800	86
Viavi Solutions Inc *	83,130	1,108
Vishay Intertechnology Inc	23,300	373
Vishay Precision Group Inc *	11,109	277
Vocera Communications Inc *	1,900	53
WNS Holdings Ltd ADR *	14,810	983
Xperi Holding Corp	17,200	215
Zix Corp *	37,990	230

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zscaler Inc *	1,630	$234

		43,600

Materials — 3.4%
AdvanSix Inc *	13,000	165
American Vanguard Corp	7,550	107
Balchem Corp	2,300	225
Boise Cascade Co	800	37
Cabot Corp	9,000	333
Century Aluminum Co *	30,547	302
Clearwater Paper Corp *	3,550	119
Commercial Metals Co	13,900	290
Domtar Corp	7,600	217
Forterra Inc *	33,690	446
Gold Resource Corp	31,560	126
Greif Inc, Cl A	21,600	796
Hawkins Inc	2,470	124
Koppers Holdings Inc *	27,529	662
Kronos Worldwide Inc (A)	12,500	156
Materion Corp	2,100	115
Myers Industries Inc	23,427	358
NewMarket Corp	500	186
Novagold Resources Inc *	22,600	239
O-I Glass Inc, Cl I	19,700	214
Ranpak Holdings Corp, Cl A *	8,040	72
Resolute Forest Products Inc *	48,200	228
Royal Gold Inc	3,000	409
Ryerson Holding Corp *	11,752	65
Schnitzer Steel Industries Inc, Cl A	15,748	311
Schweitzer-Mauduit International Inc	8,200	249
Scotts Miracle-Gro Co/The, Cl A	1,249	211
Silgan Holdings Inc	14,300	544
Stepan Co	1,702	196
Tredegar Corp	25,700	435
Trinseo SA	11,200	279
UFP Technologies Inc *	900	37
US Concrete Inc *	7,326	196
Verso Corp	20,540	269

		8,718

Real Estate — 4.9%
Alexander’s Inc ‡	200	51
Americold Realty Trust ‡	10,400	399
Ashford Hospitality Trust Inc ‡	5,150	16
Braemar Hotels & Resorts Inc ‡	28,000	67
Camden Property Trust ‡	3,200	291
CatchMark Timber Trust Inc, Cl A ‡	12,910	128
CBL & Associates Properties Inc ‡(A)	25,200	5
Cedar Realty Trust Inc ‡	133,100	112
Chatham Lodging Trust ‡	19,300	133
City Office REIT Inc ‡	6,300	51
Community Healthcare Trust Inc ‡	700	33
CoreCivic Inc ‡	22,000	205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CorEnergy Infrastructure Trust Inc ‡	10,900	$97
CTO Realty Growth Inc	1,513	64
DiamondRock Hospitality Co ‡	31,700	168
Douglas Emmett Inc ‡	7,300	204
EastGroup Properties Inc ‡	2,100	280
Equity Commonwealth ‡	8,400	264
Equity LifeStyle Properties Inc ‡	6,000	398
eXp World Holdings Inc *	4,949	220
Franklin Street Properties Corp ‡	45,400	201
Getty Realty Corp ‡	4,300	126
Gladstone Commercial Corp ‡	14,630	287
Gladstone Land Corp ‡	6,749	106
Global Medical REIT Inc ‡	16,760	214
Global Net Lease Inc ‡	18,300	320
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	4,919	209
Healthcare Realty Trust Inc ‡	2,000	58
Hersha Hospitality Trust, Cl A ‡	11,300	73
Highwoods Properties Inc ‡	2,200	82
Independence Realty Trust Inc ‡	9,700	114
Industrial Logistics Properties Trust ‡	22,400	483
Investors Real Estate Trust ‡	1,440	102
Kite Realty Group Trust ‡	26,500	298
Life Storage Inc ‡	2,300	242
LTC Properties Inc ‡	3,500	128
Monmouth Real Estate Investment Corp, Cl A ‡	9,300	135
National Health Investors Inc ‡	5,300	330
National Storage Affiliates Trust ‡	5,200	178
NexPoint Residential Trust Inc ‡	2,000	83
Office Properties Income Trust ‡	17,700	422
One Liberty Properties Inc ‡	2,122	41
Outfront Media Inc ‡	34,100	577
Piedmont Office Realty Trust Inc, Cl A ‡	21,300	326
Preferred Apartment Communities Inc, Cl A ‡	15,000	99
PS Business Parks Inc ‡	1,500	189
RE/MAX Holdings Inc, Cl A	8,512	299
Realogy Holdings Corp (A)	16,700	185
Redfin Corp *	6,413	305
Retail Value Inc ‡	9,184	117
Rexford Industrial Realty Inc ‡	9,110	437
RMR Group Inc/The, Cl A	1,800	51
Sabra Health Care ‡	32,000	474
Safehold Inc ‡	1,200	66
Saul Centers Inc ‡	1,400	39
Service Properties Trust ‡	21,900	180
SITE Centers Corp ‡	30,000	225
Summit Hotel Properties Inc ‡	28,200	166
Sun Communities Inc ‡	2,300	343
Tanger Factory Outlet Centers Inc ‡(A)	17,600	100
Tejon Ranch Co *	6,660	95
Terreno Realty Corp ‡	500	30

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UMH Properties Inc ‡	8,430	$123
Uniti Group Inc ‡	49,300	484
Universal Health Realty Income Trust ‡	1,300	87

		12,415

Utilities — 2.7%
ALLETE Inc	3,400	183
American States Water Co	2,800	213
Artesian Resources Corp, Cl A	5,465	192
Atlantic Power Corp *	100,260	208
Atmos Energy Corp	3,200	319
Black Hills Corp	4,100	230
Cadiz Inc *	3,000	31
Chesapeake Utilities Corp	1,500	123
Consolidated Water Co Ltd	18,340	221
Genie Energy Ltd, Cl B	33,951	300
Hawaiian Electric Industries Inc	7,300	253
IDACORP Inc	2,900	261
MDU Resources Group Inc	20,800	491
Middlesex Water Co	1,700	109
National Fuel Gas Co	24,500	1,118
NorthWestern Corp	3,900	201
NRG Energy Inc	7,800	268
OGE Energy Corp	4,600	147
ONE Gas Inc	3,400	252
Ormat Technologies Inc	3,300	201
PICO Holdings Inc *	6,783	60
Pinnacle West Capital Corp	4,000	293
PNM Resources Inc	1,000	44
Portland General Electric Co	6,000	229
Pure Cycle Corp *	36,629	358
Southwest Gas Holdings Inc	1,400	88
Spark Energy Inc, Cl A	6,935	64
Spire Inc	3,800	221
UGI Corp	2,200	76
Unitil Corp	2,200	93
Vistra Corp	2,400	46
York Water Co/The	1,700	78

		6,971

Total Common Stock (Cost $232,979) ($ Thousands)		250,506

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(B)	1,155	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.1%
SEI Liquidity Fund, L.P. 0.140% **†(C)	12,993,490	$12,997

Total Affiliated Partnership (Cost $12,992) ($ Thousands)		12,997

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	5,636,786	5,637

Total Cash Equivalent (Cost $5,637) ($ Thousands)		5,637

Total Investments in Securities — 105.7% (Cost $251,608) ($ Thousands)		$269,140

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap Fund (Concluded)

Percentages are based on Net Assets of $254,547 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $12,429 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $12,997 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	250,506	–	–	250,506
Rights	–	–	–	–
Affiliated Partnership	–	12,997	–	12,997
Cash Equivalent	5,637	–	–	5,637

Total Investments in Securities	256,143	12,997	–	269,140

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,356	$ 15,025	$ (21,381)	$—	$(3)	$12,997	12,993,490	$39	$—
SEI Daily Income Trust, Government Fund,CI F	2,845	16,685	(13,893)	—	—	5,637	5,636,786	—	—-

Totals	$22,201	$ 31,710	$ (35,274)	$ -	$(3)	$18,634		$39	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Communication Services — 2.2%
Boingo Wireless Inc *	13,970	$181
Boston Omaha Corp, Cl A *	4,686	76
Cable One Inc	474	872
Cars.com Inc *	19,890	173
Cinemark Holdings Inc (A)	37,952	556
Cogent Communications Holdings Inc	18,036	1,213
comScore Inc *	27,340	72
Consolidated Communications Holdings Inc *	18,570	145
Maxar Technologies Inc (A)	16,488	382
MSG Networks Inc *	7,266	71
National CineMedia Inc	36,368	131
Nexstar Media Group Inc, Cl A	19,427	1,865
Ooma Inc *	11,570	158
QuinStreet Inc *	17,700	233
Shutterstock Inc (A)	14,699	740
Stamps.com Inc *	1,709	426
TechTarget Inc *	3,864	153
TrueCar Inc *	62,146	294

		7,741

Consumer Discretionary — 15.5%
Aaron’s Inc	19,226	1,075
Advance Auto Parts Inc	5,268	823
American Axle & Manufacturing Holdings Inc *	16,520	128
American Eagle Outfitters Inc (A)	225,532	2,844
American Outdoor Brands Inc *	1,286	20
American Public Education Inc *	19,131	601
America’s Car-Mart Inc/TX *	3,458	348
Beazer Homes USA Inc *	10,700	131
Big Lots Inc	8,385	395
Bloomin’ Brands Inc (A)	252,250	3,617
Brinker International Inc	40,044	1,804
Brunswick Corp/DE	11,308	700
Buckle Inc/The	9,709	182
Callaway Golf Co	33,512	699
CarParts.com Inc *(A)	67,868	954
Carriage Services Inc, Cl A	25,578	566
Carter’s Inc	12,409	988
Cato Corp/The, Cl A	24,450	196
Cheesecake Factory Inc/The (A)	86,570	2,557
Chegg Inc *	4,719	348
Churchill Downs Inc	4,182	731
Chuy’s Holdings Inc *	13,650	304
Cimpress PLC *(A)	3,666	340
Clarus Corp	20,284	255
Cooper-Standard Holdings Inc *	9,665	175
Core-Mark Holding Co Inc	31,618	1,057
Cracker Barrel Old Country Store Inc	3,123	418
Dave & Buster’s Entertainment Inc (A)	184,727	3,072

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deckers Outdoor Corp *	2,119	$432
Dick’s Sporting Goods Inc (A)	7,641	414
Domino’s Pizza Inc	2,348	960
El Pollo Loco Holdings Inc *	28,535	510
Ethan Allen Interiors Inc	23,120	329
Etsy Inc *	2,385	285
Fiesta Restaurant Group Inc *	11,640	117
Floor & Decor Holdings Inc, Cl A *	6,093	446
Fox Factory Holding Corp *	5,652	570
Grand Canyon Education Inc *	2,740	258
Green Brick Partners Inc *	34,207	487
Hanesbrands Inc (A)	21,883	335
Haverty Furniture Cos Inc	13,352	282
Hibbett Sports Inc *	16,574	553
Johnson Outdoors Inc, Cl A	5,312	455
K12 Inc *	6,867	255
Lands’ End Inc *	6,311	84
LGI Homes Inc *(A)	4,461	499
Lithia Motors Inc, Cl A	2,082	518
Lovesac Co/The *	4,910	130
Malibu Boats Inc, Cl A *	2,792	145
Marine Products Corp	1,116	16
Meritage Homes Corp *	4,260	409
Michaels Cos Inc/The *	39,952	449
Modine Manufacturing Co *	371,385	2,514
Monro Inc (A)	11,781	543
Noodles & Co, Cl A *	18,720	142
Norwegian Cruise Line Holdings Ltd *	18,763	321
Ollie’s Bargain Outlet Holdings Inc *	2,809	268
Oxford Industries Inc (A)	7,783	385
Papa John’s International Inc	3,621	356
Peloton Interactive Inc, Cl A *	5,254	403
Penn National Gaming Inc *(A)	10,161	519
PlayAGS Inc *	48,701	195
Pool Corp	3,438	1,127
Purple Innovation Inc, Cl A *	16,201	306
Sally Beauty Holdings Inc *(A)	65,051	726
Skechers USA Inc, Cl A *	32,688	976
Smith & Wesson Brands Inc *(A)	19,408	354
Sonic Automotive Inc, Cl A	10,318	436
Sportsman’s Warehouse Holdings Inc *	41,021	644
Steven Madden Ltd	13,004	275
Superior Group of Cos Inc	1,858	43
Taylor Morrison Home Corp, Cl A *	28,981	682
Texas Roadhouse Inc, Cl A	6,312	398
Tilly’s Inc, Cl A	37,200	236
TopBuild Corp *	3,789	583
Tractor Supply Co	7,310	1,088
Universal Electronics Inc *	958	39
Urban Outfitters Inc *	74,565	1,755
Vera Bradley Inc *	6,432	34
Vista Outdoor Inc *	54,201	1,052

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyco Group Inc	5,330	$96
Williams-Sonoma Inc (A)	4,261	374
Wingstop Inc	3,243	530
Winmark Corp	3,177	491
Workhorse Group Inc *(A)	23,999	435
YETI Holdings Inc *	10,472	538
Zumiez Inc *	22,047	566

		53,696

Consumer Staples — 6.0%
BJ’s Wholesale Club Holdings Inc *	36,235	1,609
Boston Beer Co Inc/The, Cl A *	431	380
Calavo Growers Inc (A)	11,986	761
Cal-Maine Foods Inc *(A)	14,700	567
Casey’s General Stores Inc	4,978	885
Celsius Holdings Inc *(A)	18,502	359
Central Garden & Pet Co, Cl A *	12,030	490
Church & Dwight Co Inc	11,318	1,085
Darling Ingredients Inc *	74,737	2,389
elf Beauty Inc *	50,290	982
Freshpet Inc *	5,731	651
Hain Celestial Group Inc/The *	25,648	841
Hostess Brands Inc, Cl A *	71,345	916
J & J Snack Foods Corp	6,084	827
Lamb Weston Holdings Inc	11,368	714
Landec Corp *	20,180	207
Lifevantage Corp *	31,642	475
MGP Ingredients Inc (A)	14,425	513
Natural Grocers by Vitamin Cottage Inc	32,525	381
Pilgrim’s Pride Corp *	57,782	925
Sanderson Farms Inc	7,613	890
SpartanNash Co	7,891	158
Spectrum Brands Holdings Inc	10,009	597
Tootsie Roll Industries Inc	19,110	611
TreeHouse Foods Inc *	28,261	1,210
Turning Point Brands Inc	11,269	326
United Natural Foods Inc *	8,850	160
Village Super Market Inc, Cl A	13,739	350
Weis Markets Inc	11,727	577

		20,836

Energy — 2.9%
Berry Corp	20,570	81
Bonanza Creek Energy Inc *	5,217	105
Cabot Oil & Gas Corp, Cl A	70,364	1,335
Cimarex Energy Co	46,916	1,303
Delek US Holdings Inc	18,980	299
DMC Global Inc (A)	11,686	414
Evolution Petroleum Corp	45,697	125
Green Plains Inc *	11,670	156
Liberty Oilfield Services Inc, Cl A	9,922	64
MRC Global Inc *	33,770	192
Murphy USA Inc *	13,850	1,868

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Energy Services Reunited Corp *	16,050	$121
NCS Multistage Holdings Inc *	59,209	37
New Fortress Energy Inc, Cl A	16,078	430
NexTier Oilfield Solutions Inc *	44,617	112
Oil States International Inc *	15,623	69
Parsley Energy Inc, Cl A	42,850	461
PDC Energy Inc *	23,754	360
Peabody Energy Corp	30,857	80
Plug Power Inc *(A)	46,166	599
RigNet Inc *(A)	42,899	214
Select Energy Services Inc, Cl A *	47,042	224
Solaris Oilfield Infrastructure Inc, Cl A	11,800	92
Sunnova Energy International Inc *	16,359	388
Sunrun Inc *(A)	12,680	717
Talos Energy Inc *	17,020	128
Tidewater Inc *	12,688	87

		10,061

Financials — 16.3%
Affiliated Managers Group Inc	5,827	400
Amalgamated Bank, Cl A	13,720	161
American Equity Investment Life Holding Co	123,130	2,944
Anworth Mortgage Asset Corp	88,146	152
Ares Commercial Real Estate Corp	14,401	143
Argo Group International Holdings Ltd	29,013	1,078
Artisan Partners Asset Management Inc, Cl A	11,373	440
Atlantic Capital Bancshares Inc *	11,071	128
B Riley Financial Inc	5,224	140
Banco Latinoamericano de Comercio Exterior SA, Cl E	6,740	82
Bancorp Inc/The *	28,387	270
Bank of Marin Bancorp	6,490	207
Bank of NT Butterfield & Son Ltd/The	42,783	1,078
Bank OZK	29,091	670
BankUnited Inc	130,833	3,059
Blackstone Mortgage Trust Inc, Cl A ‡	39,713	944
Bridgewater Bancshares Inc *	11,187	109
BRP Group Inc, Cl A *	24,115	663
Capital Bancorp Inc *	5,746	60
Capstead Mortgage Corp ‡	18,250	113
Carter Bank & Trust	14,975	106
Central Pacific Financial Corp	9,730	151
Cherry Hill Mortgage Investment Corp	10,723	102
CNO Financial Group Inc	173,400	2,826
Cohen & Steers Inc	16,337	988
Crawford & Co, Cl A	24,180	166
Curo Group Holdings Corp	12,570	97
Customers Bancorp Inc *	10,921	139
Discover Financial Services	14,933	793
Donegal Group Inc, Cl A	10,560	152
Dynex Capital Inc (A)	50,595	801
Enova International Inc *	7,760	133

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ESSA Bancorp Inc	5,750	$74
EZCORP Inc, Cl A *	42,500	229
FactSet Research Systems Inc	3,209	1,124
Farmers National Banc Corp	13,160	153
FedNat Holding Co	6,191	53
First Bancshares Inc/The	3,308	71
First Commonwealth Financial Corp	149,129	1,223
First Community Bankshares Inc	11,860	228
First Financial Corp/IN	3,860	133
First Horizon National Corp	427,283	4,081
First of Long Island Corp/The	8,291	127
Flushing Financial Corp	18,150	220
FNB Corp/PA	386,286	2,897
Foley Trasimene Acquisition *	27,657	296
Globe Life Inc	8,221	678
Goosehead Insurance Inc, Cl A (A)	4,529	465
Granite Point Mortgage Trust Inc	25,171	167
Great Western Bancorp Inc	45,723	637
Greenhill & Co Inc	11,923	134
Greenlight Capital Re Ltd, Cl A *	12,610	92
Hanmi Financial Corp	8,160	78
Hanover Insurance Group Inc/The	9,772	1,001
HarborOne Bancorp Inc	45,950	397
HBT Financial Inc	16,370	194
HCI Group Inc	6,702	367
Hercules Capital	89,740	1,007
Heritage Commerce Corp	12,566	87
Heritage Insurance Holdings Inc	11,840	154
Home BancShares Inc/AR	42,939	696
HomeTrust Bancshares Inc	9,480	133
Independent Bank Corp/MI	5,620	84
Insurance Acquisition, Cl A *(A)	14,606	196
Kemper Corp	10,651	827
Kinsale Capital Group Inc	2,522	523
Lincoln National Corp	53,450	1,927
Macatawa Bank Corp	23,766	174
MarketAxess Holdings Inc	1,839	894
Mercantile Bank Corp	4,473	98
MGIC Investment Corp	74,705	685
Morningstar Inc	3,518	563
OFG Bancorp	71,015	912
Oportun Financial Corp *	6,586	83
Oppenheimer Holdings Inc, Cl A	7,320	179
Palomar Holdings Inc, Cl A *	4,796	539
Park National Corp (A)	—	—
PCSB Financial Corp	12,810	162
Peapack-Gladstone Financial Corp	9,794	166
PennantPark Investment Corp	41,248	146
PennyMac Financial Services Inc	7,042	371
Peoples Bancorp Inc/OH	18,930	400
Pinnacle Financial Partners Inc	15,671	626
Professional Holding Corp, Cl A *	6,126	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prosperity Bancshares Inc	11,388	$621
Provident Bancorp Inc	10,665	83
Pzena Investment Management Inc, Cl A	19,866	98
RBB Bancorp	12,920	168
Ready Capital Corp	16,158	165
Regional Management Corp *	4,249	78
Richmond Mutual BanCorp Inc	8,117	92
Safeguard Scientifics Inc	35,402	221
Sterling Bancorp/DE	88,365	1,031
TCF Financial Corp	78,568	2,112
TriState Capital Holdings Inc *	8,767	122
Trupanion Inc *(A)	7,021	440
Umpqua Holdings Corp	239,212	2,698
Univest Financial Corp	60,025	966
Waterstone Financial Inc	35,304	547
Western Alliance Bancorp	17,219	608
Westwood Holdings Group Inc	1,029	12
WisdomTree Investments Inc	108,769	407

		56,586

Health Care — 14.8%
1Life Healthcare Inc *	10,763	314
Abeona Therapeutics Inc *	27,867	65
Accelerate Diagnostics Inc *	8,451	103
Acceleron Pharma Inc *	3,081	300
Accuray Inc *	42,740	100
Affimed NV *	95,948	331
Agenus Inc *	84,840	369
Akero Therapeutics Inc *	8,848	288
Albireo Pharma Inc *(A)	13,485	375
American Renal Associates Holdings Inc *	813	5
AMN Healthcare Services Inc *	27,563	1,484
AnaptysBio Inc *	5,596	97
AngioDynamics Inc *	8,200	77
Anika Therapeutics Inc *	10,155	389
Antares Pharma Inc *	50,750	144
Apyx Medical Corp *	14,938	69
Ardelyx Inc *	12,578	72
Arena Pharmaceuticals Inc *	5,383	376
Argenx SE ADR *	1,436	332
Arvinas Inc *	3,686	96
Atreca Inc, Cl A *	5,651	80
Avid Bioservices Inc *	66,734	560
Avidity Biosciences *	2,795	80
Axogen Inc *	18,986	225
Axsome Therapeutics Inc *(A)	3,258	239
BioDelivery Sciences International Inc *	121,018	473
Biohaven Pharmaceutical Holding Co Ltd *	4,791	304
BioSpecifics Technologies Corp *	7,806	503
BioTelemetry Inc *	15,222	602
Calithera Biosciences Inc *	7,842	32
Cardiovascular Systems Inc *	7,604	248

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CareDx Inc *	10,559	$361
Castle Biosciences Inc *	19,637	898
Catalyst Pharmaceuticals Inc *	77,504	254
Cerecor Inc *	34,650	85
Charles River Laboratories International Inc *	1,647	361
Chemed Corp	2,071	1,071
ChemoCentryx Inc *	4,844	259
Chiasma Inc *	31,865	175
ChromaDex Corp *(A)	—	—
Cross Country Healthcare Inc *	20,480	131
CryoLife Inc *	7,281	147
Cue Biopharma Inc *	8,310	148
Cutera Inc *	16,392	268
Cytokinetics Inc *	11,479	275
CytomX Therapeutics Inc *	12,624	92
CytoSorbents Corp *	17,277	146
DBV Technologies SA ADR *	16,289	35
Deciphera Pharmaceuticals Inc *	4,216	190
Eagle Pharmaceuticals Inc/DE *	5,040	200
Eiger BioPharmaceuticals Inc *	11,653	130
Emergent BioSolutions Inc *	5,175	590
Encompass Health Corp	11,858	774
Ensign Group Inc/The	22,558	1,320
Envista Holdings Corp *	50,472	1,211
Enzo Biochem Inc *	73,049	156
Evolent Health Inc, Cl A *	22,009	315
Fate Therapeutics Inc *	10,999	400
Flexion Therapeutics Inc *	10,547	123
Fulcrum Therapeutics Inc *	7,659	56
G1 Therapeutics Inc *	18,180	279
Halozyme Therapeutics Inc *	18,786	545
Harpoon Therapeutics Inc *	5,488	76
HealthEquity Inc *	5,869	337
Heron Therapeutics Inc *(A)	15,379	220
Heska Corp *	2,370	246
Horizon Therapeutics Plc *	7,763	583
Immunomedics Inc *	20,687	922
Immunovant Inc *	10,752	365
Inhibrx *	9,445	165
Inspire Medical Systems Inc *	3,769	450
Integra LifeSciences Holdings Corp *	41,803	1,998
Intersect ENT Inc *	9,605	193
Invacare Corp	17,940	122
Invitae Corp *(A)	15,063	527
iRadimed Corp *	6,146	130
iRhythm Technologies Inc *	3,326	732
Joint Corp/The *	11,770	210
Jounce Therapeutics Inc *	20,138	97
Kindred Biosciences Inc *	20,826	103
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	11,592	205
Kodiak Sciences Inc *	3,473	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kura Oncology Inc *	17,158	$427
Lannett Co Inc *	11,464	60
Lantheus Holdings Inc *	21,210	285
LeMaitre Vascular Inc	5,070	164
Liquidia Technologies Inc *(A)	32,486	166
Livongo Health Inc *	3,663	503
Luminex Corp	24,810	662
Lyra Therapeutics *	6,234	81
Marinus Pharmaceuticals Inc *	45,287	88
MEDNAX Inc *	25,245	469
MeiraGTx Holdings plc *	14,573	190
Meridian Bioscience Inc *	15,719	222
Merit Medical Systems Inc *	13,521	664
Mustang Bio Inc *	27,967	91
MyoKardia Inc *	2,932	321
Natera Inc *	8,926	569
Nevro Corp *	1,129	155
NextCure Inc *	7,067	64
Novavax Inc *(A)	2,142	236
NuVasive Inc *	12,164	634
Omnicell Inc *	4,727	315
Ontrak Inc *	6,022	439
OPKO Health Inc *(A)	—	—
ORIC Pharmaceuticals *(A)	6,452	162
Owens & Minor Inc	19,322	320
Oyster Point Pharma Inc *	3,235	74
Pacific Biosciences of California Inc *	23,670	156
Pacira BioSciences Inc *	8,155	510
Personalis Inc *	16,891	385
Pfenex Inc *	48,282	605
Pieris Pharmaceuticals Inc *	36,568	105
Precision BioSciences Inc *	24,896	140
Prestige Consumer Healthcare Inc *	27,068	986
Prevail Therapeutics Inc *	5,960	73
Protagonist Therapeutics Inc *	13,429	301
Prothena Corp PLC *	12,085	157
Puma Biotechnology Inc *	8,244	85
Quest Diagnostics Inc	7,373	820
Quidel Corp *	2,809	494
Recro Pharma Inc *	26,310	72
Relay Therapeutics *(A)	4,151	167
Relmada Therapeutics Inc *(A)	—	—
Renalytix AI ADR *	5,157	79
Repligen Corp *	2,430	376
ResMed Inc	6,201	1,121
Revance Therapeutics Inc *(A)	11,896	348
Rigel Pharmaceuticals Inc *	213,090	531
Scholar Rock Holding Corp *	14,410	218
Seres Therapeutics Inc *	14,725	390
Shockwave Medical Inc *	7,274	462
SIGA Technologies Inc *	35,769	249
Silk Road Medical Inc *(A)	11,673	712

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Pharmaceuticals Inc *	29,600	$125
Spero Therapeutics Inc *	9,717	106
SpringWorks Therapeutics Inc *	5,056	225
STERIS PLC	5,998	958
Surmodics Inc *	3,790	171
Sutro Biopharma Inc *	8,976	90
Syndax Pharmaceuticals Inc *	5,558	91
Syneos Health Inc, Cl A *	8,142	514
Syros Pharmaceuticals Inc *	21,317	282
Tandem Diabetes Care Inc *	3,555	401
TCR2 Therapeutics Inc *(A)	16,955	343
TG Therapeutics Inc *(A)	15,505	385
Turning Point Therapeutics Inc *	5,886	460
Twist Bioscience Corp *	6,690	468
Ultragenyx Pharmaceutical Inc *(A)	6,126	521
Utah Medical Products Inc	822	68
Vapotherm Inc *	336	10
Veracyte Inc *	23,528	784
Vericel Corp *	20,660	327
Viela Bio Inc *(A)	3,500	118
Viking Therapeutics Inc *(A)	31,931	214
Voyager Therapeutics Inc *	22,026	260
Xeris Pharmaceuticals Inc *(A)	31,005	146

		51,561

Industrials — 14.7%
ABM Industries Inc	15,955	609
Advanced Drainage Systems Inc	8,827	490
AECOM *	18,819	744
Allied Motion Technologies Inc	515	22
Altra Industrial Motion Corp	20,656	807
Ameresco Inc, Cl A *	12,612	431
American Superconductor Corp *	25,823	324
Atlas Air Worldwide Holdings Inc *	23,617	1,332
AZEK Co Inc/The, Cl A *	10,224	404
Bloom Energy Corp, Cl A *(A)	18,425	289
Blue Bird Corp *	9,025	103
BWX Technologies Inc	34,473	1,917
CAI International Inc	9,443	206
CECO Environmental Corp *	19,210	163
CIRCOR International Inc *	17,626	523
Clean Harbors Inc *	24,121	1,474
Covenant Logistics Group Inc, Cl A *	8,589	157
CRA International Inc	10,448	444
CryoPort Inc *(A)	10,493	582
Ducommun Inc *	8,170	305
DXP Enterprises Inc/TX *	13,901	267
Dycom Industries Inc *	7,182	442
Echo Global Logistics Inc *	26,952	736
EMCOR Group Inc	6,185	464
Energy Recovery Inc *	42,701	363
Enerpac Tool Group Corp, Cl A	25,814	537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ennis Inc	23,530	$431
EnPro Industries Inc	11,508	673
Exponent Inc	7,559	608
Forrester Research Inc *	10,541	374
Forward Air Corp (A)	5,731	338
Foundation Building Materials Inc *	1,934	31
Franklin Covey Co *	9,200	182
Generac Holdings Inc *	2,141	407
Gibraltar Industries Inc *	6,663	416
Graham Corp	13,531	178
Great Lakes Dredge & Dock Corp *	23,170	217
Harsco Corp *	40,443	572
Heartland Express Inc	8,221	170
Heidrick & Struggles International Inc	17,402	376
Heritage-Crystal Clean Inc *	46,704	686
Hexcel Corp	12,777	503
Hillenbrand Inc	11,207	355
Hudson Technologies Inc *(A)	95,821	110
Huntington Ingalls Industries Inc	3,362	509
Huron Consulting Group Inc *	18,453	801
InnerWorkings Inc *	183,246	520
Insteel Industries Inc	3,766	69
ITT Inc	19,138	1,202
JetBlue Airways Corp *	164,485	1,895
John Bean Technologies Corp	5,813	596
Kelly Services Inc, Cl A	20,736	394
Kennametal Inc	5,024	146
Kimball International Inc, Cl B	17,280	194
Kirby Corp *	9,271	393
Korn Ferry	20,353	621
Landstar System Inc	5,215	694
Masonite International Corp *	8,086	738
Matson Inc	9,247	371
Middleby Corp/The *	4,654	456
Miller Industries Inc/TN	6,199	194
Montrose Environmental Group *	9,613	271
MSC Industrial Direct Co Inc, Cl A	11,264	742
MYR Group Inc *	10,180	395
Nordson Corp	3,715	693
Northwest Pipe Co *	13,960	395
nVent Electric PLC	17,694	338
Park Aerospace Corp	28,739	319
Powell Industries Inc	15,959	431
Quanex Building Products Corp	27,034	454
Quanta Services Inc	9,165	470
Regal Beloit Corp	8,995	889
Resources Connection Inc	33,200	408
Ritchie Bros Auctioneers Inc (A)	15,344	897
Saia Inc *	3,270	439
Shyft Group Inc/The	18,401	367
Simpson Manufacturing Co Inc	4,327	426
Snap-on Inc	4,931	731

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SP Plus Corp *	16,711	$343
SPX FLOW Inc *	8,634	375
Standex International Corp	11,369	658
Sterling Construction Co Inc *	10,044	142
Systemax Inc	1,030	23
Team Inc *(A)	61,367	391
Tennant Co	7,088	471
Tetra Tech Inc	12,080	1,115
Textainer Group Holdings Ltd *	15,610	183
Toro Co/The	9,993	752
Trex Co Inc *	3,247	485
TriNet Group Inc *	16,054	1,089
TrueBlue Inc *	26,079	441
Tutor Perini Corp *	12,164	153
UFP Industries Inc	8,436	501
UniFirst Corp/MA	3,157	608
Universal Logistics Holdings Inc	10,600	228
Vectrus Inc *	4,932	214
Veritiv Corp *	7,343	128
Vicor Corp *	5,531	481
Wabash National Corp	30,940	378
WESCO International Inc *	54,725	2,564
Willdan Group Inc *	3,970	112

		51,055

Information Technology — 14.9%
2U Inc *(A)	23,899	989
8x8 Inc *	12,467	210
A10 Networks Inc *	60,083	514
ACM Research Inc, Cl A *(A)	3,239	288
Actua Corp *(B)(C)	39,640	2
Agilysys Inc *	23,730	602
American Software Inc/GA, Cl A	31,034	439
Asure Software Inc *	24,114	162
AudioCodes Ltd	20,142	632
Avid Technology Inc *	26,610	216
Badger Meter Inc	12,893	795
Bandwidth Inc, Cl A *(A)	3,701	583
Belden Inc (A)	7,752	261
Benefitfocus Inc *	42,060	435
BigCommerce Holdings Inc *(A)	3,205	378
Bill.com Holdings Inc *	4,292	425
Brightcove Inc *	53,725	597
Broadridge Financial Solutions Inc	6,975	958
Brooks Automation Inc	10,257	530
Cabot Microelectronics Corp	6,278	956
CACI International Inc, Cl A *	5,166	1,210
Calix Inc *	21,718	422
Casa Systems Inc *	29,305	133
Cerence Inc *(A)	12,665	674
ChannelAdvisor Corp *	25,196	424
Ciena Corp *	7,122	404

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cloudflare Inc, Cl A *	11,426	$437
Cognex Corp	11,862	821
Computer Programs and Systems Inc	5,546	152
Comtech Telecommunications Corp	9,690	161
Cree Inc *	4,824	304
CTS Corp	9,997	209
CyberOptics Corp *	2,232	72
Digi International Inc *	12,819	175
Digital Turbine Inc *	27,410	663
Diodes Inc *	13,989	684
DSP Group Inc *	22,962	329
eGain Corp *	21,405	286
Endurance International Group Holdings Inc *	27,110	177
Entegris Inc	4,935	330
ExlService Holdings Inc *	16,822	1,071
Fastly Inc, Cl A *(A)	3,451	320
Five9 Inc *	3,574	455
Genasys Inc *	25,217	126
GSI Technology Inc *	19,399	123
Hackett Group Inc/The	29,390	371
Harmonic Inc *	33,941	200
II-VI Inc *(A)	7,555	336
Impinj Inc *	10,971	268
Inphi Corp *	2,514	287
International Money Express Inc *	33,176	561
J2 Global Inc *(A)	22,052	1,544
Jack Henry & Associates Inc	4,871	806
Lattice Semiconductor Corp *	17,313	495
Littelfuse Inc	4,051	733
LivePerson Inc *(A)	9,228	551
MACOM Technology Solutions Holdings Inc *	38,854	1,384
Manhattan Associates Inc *	4,178	406
ManTech International Corp/VA, Cl A	28,054	2,100
MAXIMUS Inc	10,644	825
MaxLinear Inc, Cl A *	15,141	369
Mimecast *	4,785	236
Mitek Systems Inc *	51,055	648
MobileIron Inc *	58,348	381
Model N Inc *	6,665	262
Monolithic Power Systems Inc	1,704	455
Napco Security Technologies Inc *	10,228	255
NCR Corp *	90,575	1,851
NeoPhotonics Corp *	60,644	404
nLight Inc *	6,130	143
Nuance Communications Inc *	12,563	376
PC Connection Inc	688	31
PDF Solutions Inc *	12,780	265
Pegasystems Inc	2,785	358
Ping Identity Holding Corp *	5,499	190
Pluralsight Inc, Cl A *	25,140	481
Power Integrations Inc	15,270	855

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QAD Inc, Cl A	6,976	$317
Ribbon Communications Inc *	24,491	105
Rogers Corp *	5,528	626
Sailpoint Technologies Holdings Inc *	14,773	580
SecureWorks Corp, Cl A *	14,924	193
Semtech Corp *	15,554	912
SiTime Corp *	6,567	433
SMART Global Holdings Inc *	7,307	184
Sprout Social Inc, Cl A *	8,377	325
SPS Commerce Inc *	5,520	441
Super Micro Computer Inc *(A)	92,479	2,533
SVMK Inc *	9,414	234
Telenav Inc *	73,303	336
Ultra Clean Holdings Inc *	10,651	261
Universal Display Corp	4,887	858
Upland Software Inc *	3,553	139
Varonis Systems Inc *	4,775	590
Veeco Instruments Inc *	12,045	143
Viavi Solutions Inc *	79,333	1,058
Virtusa Corp *	32,676	1,292
Vocera Communications Inc *	12,402	347
Workiva Inc, Cl A *	2,069	122
Zix Corp *	49,520	300
Zscaler Inc *	3,498	501
Zuora Inc, Cl A *	19,364	263

		51,654

Materials — 4.9%
American Vanguard Corp	8,000	113
B2Gold Corp (A)	194,135	1,309
Cabot Corp	9,134	338
Century Aluminum Co *	130,405	1,287
Clearwater Paper Corp *	3,550	119
Commercial Metals Co	142,450	2,973
Domtar Corp	18,920	540
Forterra Inc *	40,040	531
Gold Resource Corp (A)	180,628	719
Ingevity Corp *	10,486	589
Innospec Inc	7,452	557
Koppers Holdings Inc *	14,545	350
Livent Corp *(A)	68,874	584
Myers Industries Inc	23,677	362
O-I Glass Inc, Cl I	42,289	460
Olin Corp	35,275	397
Quaker Chemical Corp (A)	4,754	903
Ranpak Holdings Corp, Cl A *	67,499	603
Ryerson Holding Corp *	14,881	82
Schnitzer Steel Industries Inc, Cl A	10,350	204
Scotts Miracle-Gro Co/The, Cl A	2,682	452
Sensient Technologies Corp	6,439	356
Silgan Holdings Inc	16,122	614
Stepan Co	3,654	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Concrete Inc *	8,034	$214
Valvoline Inc	44,012	898
Verso Corp	26,006	341
W R Grace & Co	19,846	808

		17,124

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	5,921	997
Americold Realty Trust ‡	22,843	876
CatchMark Timber Trust Inc, Cl A ‡	8,860	88
Columbia Property Trust Inc ‡	53,680	633
Corporate Office Properties Trust ‡	35,809	882
CTO Realty Growth Inc	1,660	70
eXp World Holdings Inc *	10,625	473
Forestar Group Inc *	796	14
Gladstone Commercial Corp ‡	12,040	236
Gladstone Land Corp ‡	11,005	173
Global Medical Inc ‡	13,420	172
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	10,562	448
Independence Realty Trust Inc ‡(A)	—	—
Innovative Industrial Properties Inc, Cl A ‡(A)	4,173	514
Jernigan Capital Inc ‡	12,811	221
Kennedy-Wilson Holdings Inc	45,965	657
Lexington Realty Trust, Cl B ‡	52,300	595
Newmark Group Inc, Cl A	22,299	99
NexPoint Residential Trust Inc ‡	18,790	778
QTS Realty Trust Inc, Cl A ‡(A)	8,410	570
RE/MAX Holdings Inc, Cl A	9,891	348
Redfin Corp *	13,765	655
Retail Value Inc ‡	11,790	150
Tejon Ranch Co *	7,490	107
UMH Properties Inc ‡	5,530	80

		9,836

Utilities — 2.7%
Algonquin Power & Utilities Corp (A)	71,162	984
American States Water Co	8,891	676
American Water Works Co Inc	6,142	868
Artesian Resources Corp, Cl A	5,222	184
Atlantic Power Corp *	130,930	271
Black Hills Corp	11,279	633
Consolidated Water Co Ltd	23,240	280
Genie Energy Ltd, Cl B	41,308	365
Hawaiian Electric Industries Inc	10,767	373
IDACORP Inc	11,811	1,062
PICO Holdings Inc *	8,650	77
Portland General Electric Co	39,908	1,523
Pure Cycle Corp *	47,389	462
Spark Energy Inc, Cl A	8,640	79
Spire Inc	12,816	746

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI Corp	24,356	$841

		9,424

Total Common Stock (Cost $303,486) ($ Thousands)		339,574

	Number of Warrants

WARRANT — 0.0%
Ranpak Holdings Corp, Expires 06/06/2024 Strike Price $12 *	35,296	41

Total Warrant (Cost $45) ($ Thousands)		41

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(C)	3,306	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 11.7%
SEI Liquidity Fund, L.P. 0.140% **†(D)	40,503,550	40,518

Total Affiliated Partnership (Cost $40,507) ($ Thousands)		40,518

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,405,800	8,406

Total Cash Equivalent (Cost $8,406) ($ Thousands)		8,406

Total Investments in Securities — 111.8% (Cost $352,444) ($ Thousands)		$388,539

Percentages are based on Net Assets of $347,685 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $39,166 ($ Thousands).

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2020 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $40,518 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	339,572	—	2	339,574
Warrant	—	41	—	41
Rights	—	—	—	—
Affiliated Partnership	—	40,518	—	40,518
Cash Equivalent	8,406	—	—	8,406

Total Investments in Securities	347,978	40,559	2	388,539

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$40,682	$51,959	$(52,114)	$(1)	$(8)	$40,518	40,503,550	$67	$—
SEI Daily Income Trust, Government Fund, Cl F	8,951	20,814	(21,359)	—	—	8,406	8,405,800	1	—

Totals	$49,633	$72,773	$(73,473)	$(1)	$(8)	$48,924		$68	$—

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%
Communication Services — 2.5%
AMC Networks Inc, Cl A *(A)	33,600	$816
Cable One Inc	1,830	3,368
Cargurus Inc, Cl A *	21,008	512
Cars.com Inc *	143,500	1,246
CenturyLink Inc (A)	68,600	737
Cinemark Holdings Inc (A)	55,815	818
Cogent Communications Holdings Inc	35,582	2,393
Entercom Communications Corp, Cl A	173,700	261
EverQuote Inc, Cl A *(A)	43,689	1,551
Nexstar Media Group Inc, Cl A	90,312	8,671
Shenandoah Telecommunications Co	14,900	824
Shutterstock Inc (A)	26,325	1,325
TEGNA Inc	72,400	906
ViacomCBS Inc, Cl B (A)	56,500	1,573

		25,001

Consumer Discretionary — 11.7%
Aaron’s Inc	76,274	4,263
Advance Auto Parts Inc	21,084	3,296
American Axle & Manufacturing Holdings Inc *	90,600	705
Asbury Automotive Group Inc *	7,390	782
Beacon Roofing Supply Inc *	25,300	857
Big Lots Inc (A)	52,100	2,456
Bloomin’ Brands Inc	65,198	935
BorgWarner Inc (A)	34,400	1,396
Brinker International Inc	15,900	716
Brunswick Corp/DE	44,721	2,768
Capri Holdings Ltd *	31,200	494
Carter’s Inc	18,090	1,440
Cimpress PLC *(A)	13,860	1,285
Cooper Tire & Rubber Co (A)	50,500	1,746
Core-Mark Holding Co Inc	124,444	4,159
Deckers Outdoor Corp *	3,746	764
Dick’s Sporting Goods Inc (A)	38,000	2,057
Dillard’s Inc, Cl A (A)	20,600	622
Domino’s Pizza Inc	9,381	3,836
El Pollo Loco Holdings Inc *(A)	48,500	867
Ethan Allen Interiors Inc	42,200	601
Foot Locker Inc	47,100	1,428
Fox Factory Holding Corp *	6,059	611
frontdoor Inc *	42,327	1,844
Goodyear Tire & Rubber Co/The	69,900	671
Grand Canyon Education Inc *	11,279	1,061
Group 1 Automotive Inc (A)	22,327	1,930
Hanesbrands Inc (A)	276,130	4,222
Harley-Davidson Inc (A)	42,300	1,172
Haverty Furniture Cos Inc (A)	52,200	1,102
Installed Building Products Inc *	9,730	845
Jack in the Box Inc	9,840	811
Kohl’s Corp (A)	36,700	784

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
La-Z-Boy Inc, Cl Z	26,600	$864
Lear Corp	9,400	1,071
Lithia Motors Inc, Cl A	19,705	4,906
Malibu Boats Inc, Cl A *	22,900	1,187
MarineMax Inc *	25,700	756
MDC Holdings Inc	25,900	1,123
Monro Inc (A)	46,032	2,122
Office Depot Inc (A)	43,718	1,022
Papa John’s International Inc	8,980	883
Perdoceo Education Corp *	86,721	1,246
Pinterest Inc, Cl A *	82,679	3,042
Polaris Inc	9,223	932
Pool Corp	13,858	4,543
PulteGroup Inc	40,500	1,806
PVH Corp	18,800	1,048
Rent-A-Center Inc/TX, Cl A	45,133	1,386
Sally Beauty Holdings Inc *(A)	247,656	2,764
Skechers USA Inc, Cl A *	101,367	3,026
Sleep Number Corp *	12,300	590
Sonic Automotive Inc, Cl A	27,700	1,171
Sportsman’s Warehouse Holdings Inc *	62,359	979
Taylor Morrison Home Corp, Cl A *	38,159	898
Toll Brothers Inc	48,700	2,056
TopBuild Corp *	43,530	6,695
Tractor Supply Co	29,251	4,353
TRI Pointe Group Inc *	49,000	827
Vroom Inc *(A)	21,601	1,482
Whirlpool Corp (A)	14,500	2,577
Williams-Sonoma Inc (A)	11,200	983
Wingstop Inc	30,750	5,025
Wyndham Destinations Inc	34,500	1,000

		114,889

Consumer Staples — 4.4%
B&G Foods Inc, Cl A (A)	30,416	947
Calavo Growers Inc (A)	47,875	3,039
Casey’s General Stores Inc	19,857	3,532
Church & Dwight Co Inc	44,466	4,261
Deluxe Corp	35,400	1,005
Freshpet Inc *	59,580	6,768
Hostess Brands Inc, Cl A *	353,072	4,534
Ingles Markets Inc, Cl A	23,000	929
Ingredion Inc	18,200	1,464
J & J Snack Foods Corp	24,116	3,279
J M Smucker Co/The	15,400	1,851
Lamb Weston Holdings Inc	45,364	2,851
Molson Coors Beverage Co, Cl B	33,900	1,276
National Beverage Corp *(A)	10,905	887
Performance Food Group Co *	18,780	686
PriceSmart Inc	11,035	726
SpartanNash Co	79,900	1,596
Universal Corp/VA	23,000	998

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WD-40 Co (A)	8,570	$1,751
Weis Markets Inc (A)	12,900	635

		43,015

Energy — 1.4%
Arch Resources Inc	16,200	610
Bonanza Creek Energy Inc *	40,200	806
Cabot Oil & Gas Corp, Cl A	153,317	2,908
HollyFrontier Corp	41,500	991
Magnolia Oil & Gas Corp *(A)	122,862	791
Matador Resources Co *(A)	88,800	864
Murphy USA Inc *	5,810	783
Parsley Energy Inc, Cl A	143,028	1,538
Rattler Midstream L.P. (B)	142,458	1,192
Renewable Energy Group Inc *(A)	20,437	683
Southwestern Energy Co *(A)	270,000	751
Viper Energy Partners L.P. (B)	93,016	947
W&T Offshore Inc *(A)	185,500	414

		13,278

Financials — 13.2%
AG Mortgage Investment Trust Inc ‡(A)	61,500	171
Ally Financial Inc	58,900	1,348
American Equity Investment Life Holding Co	28,100	672
American Financial Group Inc/OH	10,000	669
Ameriprise Financial Inc	9,800	1,537
Annaly Capital Management Inc ‡	114,200	839
Ares Capital Corp	46,600	685
Artisan Partners Asset Management Inc, Cl A	22,800	883
Ashford Inc *	239	2
Associated Banc-Corp	124,500	1,673
Assured Guaranty Ltd	37,800	811
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	373
Bank OZK	147,339	3,395
BankUnited Inc	75,900	1,775
BGC Partners Inc, Cl A	802,419	2,022
Brightsphere Investment Group Inc	57,879	802
Chimera Investment Corp ‡	61,200	544
CIT Group Inc	41,200	810
Citizens Financial Group Inc	47,600	1,231
CNA Financial Corp	24,700	795
CNO Financial Group Inc	79,400	1,294
Cohen & Steers Inc	65,304	3,951
Columbia Banking System Inc	137,370	3,834
Cowen Inc, Cl A	29,820	539
Discover Financial Services	60,251	3,198
Encore Capital Group Inc *(A)	23,168	1,064
Essent Group Ltd	26,400	942
Everest Re Group Ltd	4,800	1,056
FactSet Research Systems Inc	12,783	4,479
Federated Hermes Inc, Cl B	28,600	684
Fifth Third Bancorp	54,100	1,118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First American Financial Corp	19,000	$999
First Financial Bankshares Inc	48,830	1,478
First Horizon National Corp	156,900	1,498
First Merchants Corp	53,963	1,380
Flagstar Bancorp Inc	22,890	719
Flushing Financial Corp	36,700	445
FNB Corp/PA	102,600	770
Focus Financial Partners Inc, Cl A *	19,993	708
FS KKR Capital Corp (A)	47,600	763
Fulton Financial Corp	68,700	672
Globe Life Inc	32,451	2,677
Hamilton Lane Inc, Cl A	52,090	3,808
Hancock Whitney Corp	29,700	594
Hanmi Financial Corp	62,800	598
Healthcare Merger Corp, Cl A *	48,160	491
Heartland Financial USA Inc	24,800	854
Hilltop Holdings Inc	32,173	663
Home BancShares Inc/AR	167,380	2,713
HomeStreet Inc	28,600	783
KeyCorp	78,400	966
Kinsale Capital Group Inc	25,121	5,206
Lazard Ltd, Cl A (B)	22,300	706
Lincoln National Corp	33,400	1,204
LPL Financial Holdings Inc	22,446	1,844
MarketAxess Holdings Inc	7,235	3,516
Meta Financial Group Inc	54,836	1,057
MFA Financial Inc ‡	165,000	442
MGIC Investment Corp	111,400	1,022
Morningstar Inc	13,807	2,211
Mr Cooper Group Inc *	44,437	814
National General Holdings Corp	33,200	1,130
Navient Corp	92,300	839
Oaktree Specialty Lending Corp	218,200	1,091
OFG Bancorp	42,300	543
Pacific Premier Bancorp Inc	75,756	1,711
PacWest Bancorp	255,846	4,881
Palomar Holdings, Cl A *	47,615	5,350
PennyMac Financial Services Inc	15,990	843
Popular Inc	29,100	1,078
Preferred Bank/Los Angeles CA	14,000	524
Premier Financial Corp	30,600	559
Prospect Capital Corp	159,000	811
Prosperity Bancshares Inc	42,707	2,328
Radian Group Inc	40,700	628
Regions Financial Corp	88,600	1,024
Reinsurance Group of America Inc, Cl A	8,100	743
Republic Bancorp Inc/KY, Cl A	23,300	717
Simmons First National Corp, Cl A	46,400	792
Starwood Property Trust Inc ‡	262,835	4,100
Stewart Information Services Corp	23,000	981
Stifel Financial Corp	37,070	1,880
Synovus Financial Corp	32,000	700

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TCF Financial Corp	20,800	$559
Towne Bank/Portsmouth VA	41,000	727
United Community Banks Inc/GA	28,920	524
Universal Insurance Holdings Inc (A)	27,000	501
Unum Group	68,500	1,266
Valley National Bancorp	79,762	599
Veritex Holdings Inc	38,800	698
Voya Financial Inc	24,900	1,293
Waddell & Reed Financial Inc, Cl A (A)	46,900	739
Walker & Dunlop Inc	11,213	614
Westamerica BanCorp	12,465	759
WisdomTree Investments Inc (A)	281,685	1,054
Zions Bancorp NA	54,400	1,750

		129,133

Health Care — 13.7%
ABIOMED Inc *	3,104	955
Addus HomeCare Corp *	25,931	2,429
Agios Pharmaceuticals Inc *	17,777	729
AMN Healthcare Services Inc *	20,282	1,092
Amphastar Pharmaceuticals Inc *	34,500	703
AtriCure Inc *	31,860	1,425
Axogen Inc *	74,135	880
BioTelemetry Inc *	75,118	2,973
Cerus Corp *	119,000	758
Change Healthcare Inc *	291,592	4,126
Chemed Corp	8,286	4,285
ChemoCentryx Inc *	15,200	813
Coherus Biosciences Inc *(A)	43,200	820
Collegium Pharmaceutical Inc *	45,300	863
Cooper Cos Inc/The	4,828	1,518
Covetrus Inc *	34,900	800
CytomX Therapeutics Inc *	75,900	554
DaVita Inc *(A)	15,100	1,310
DBV Technologies SA ADR *	55,743	120
Deciphera Pharmaceuticals Inc *	17,984	810
Encompass Health Corp	46,615	3,041
Ensign Group Inc/The	149,709	8,764
Evolent Health Inc, Cl A *(A)	62,400	894
Exact Sciences Corp *	8,636	650
Five Star Senior Living Inc *	10,272	53
G1 Therapeutics Inc *(A)	44,600	685
Global Blood Therapeutics Inc *(A)	8,690	546
Haemonetics Corp *	4,095	367
Halozyme Therapeutics Inc *	38,125	1,105
HealthEquity Inc *	23,718	1,363
Heron Therapeutics Inc *(A)	61,573	881
Hologic Inc *	28,049	1,675
Immunomedics Inc *(A)	126,963	5,657
Innoviva Inc *(A)	147,800	1,731
Insulet Corp *	3,055	667
Integra LifeSciences Holdings Corp *	10,908	521

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intersect ENT Inc *	41,650	$836
Ironwood Pharmaceuticals Inc, Cl A *	79,700	805
Jazz Pharmaceuticals PLC *	23,965	3,221
Kodiak Sciences Inc *(A)	15,878	835
Lannett Co Inc *(A)	35,947	189
Lantheus Holdings Inc *	30,700	412
Ligand Pharmaceuticals Inc *(A)	59,559	6,075
Luminex Corp	112,217	2,995
Masimo Corp *	9,166	2,053
MEDNAX Inc *	131,576	2,445
Medpace Holdings Inc *	6,300	818
Merit Medical Systems Inc *	55,451	2,723
Molina Healthcare Inc *	8,000	1,480
Neurocrine Biosciences Inc *	9,229	1,074
Nevro Corp *	4,609	634
Omnicell Inc *	19,180	1,279
Ontrak Inc *	2,663	194
Option Care Health Inc *	64,800	753
Pacira BioSciences Inc *	12,824	802
Phreesia Inc *	25,154	793
PRA Health Sciences Inc *	4,670	499
Precision BioSciences Inc *	26,912	152
Prestige Consumer Healthcare Inc *	15,591	568
Progyny Inc *(A)	76,920	2,196
Quest Diagnostics Inc	28,968	3,222
Quidel Corp *	25,209	4,436
Repligen Corp *	50,349	7,800
ResMed Inc	24,556	4,439
Retrophin Inc *	40,900	801
Revance Therapeutics Inc *	36,161	1,057
Select Medical Holdings Corp *	30,998	622
STAAR Surgical Co *	7,400	355
STERIS PLC	48,514	7,745
Syneos Health Inc, Cl A *	104,630	6,602
Tenet Healthcare Corp *	37,200	1,048
Ultragenyx Pharmaceutical Inc *(A)	9,580	815
United Therapeutics Corp *	10,800	1,155
Universal Health Services Inc, Cl B	13,300	1,468
Vapotherm Inc *	35,040	1,090
Viking Therapeutics Inc *(A)	88,634	593
Xencor Inc *	20,000	715

		134,357

Industrials — 18.2%
ABM Industries Inc	71,651	2,733
AGCO Corp	20,900	1,486
Air Transport Services Group Inc *	140,573	3,573
Allison Transmission Holdings Inc, Cl A	26,500	951
Altra Industrial Motion Corp	22,880	893
American Woodmark Corp *	9,130	799
Apogee Enterprises Inc	31,100	651
ArcBest Corp	28,600	967

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASGN Inc *	12,300	$883
Astec Industries Inc	15,380	811
Atlas Air Worldwide Holdings Inc *	13,526	763
Builders FirstSource Inc *	34,270	1,049
BWX Technologies Inc	141,338	7,860
CH Robinson Worldwide Inc (A)	13,734	1,350
Clean Harbors Inc *	35,085	2,144
Colfax Corp *(A)	152,533	5,076
CryoPort Inc *(A)	73,140	4,058
Ennis Inc	45,100	827
Exponent Inc	99,831	8,032
Federal Signal Corp	74,480	2,392
Forward Air Corp	23,896	1,410
Foundation Building Materials Inc *	50,000	811
Generac Holdings Inc *	45,468	8,638
Griffon Corp	36,100	784
HD Supply Holdings Inc *	41,900	1,662
Heartland Express Inc	30,864	638
Huntington Ingalls Industries Inc	20,633	3,126
IAA Inc *	25,786	1,349
Interface Inc, Cl A	78,400	593
JELD-WEN Holding Inc *	35,600	749
JetBlue Airways Corp *	89,300	1,029
John Bean Technologies Corp	52,742	5,407
Kaman Corp	60,086	2,779
KAR Auction Services Inc	256,867	4,454
Kennametal Inc	21,148	614
Kirby Corp *	44,575	1,892
Landstar System Inc	20,603	2,742
ManpowerGroup Inc	17,800	1,305
Masonite International Corp *	8,960	818
MasTec Inc *(A)	28,998	1,340
Matson Inc	56,175	2,251
Mercury Systems Inc *	50,130	3,797
Meritor Inc *	72,100	1,641
Middleby Corp/The *	26,218	2,567
MSA Safety Inc (A)	17,920	2,257
MSC Industrial Direct Co Inc, Cl A	43,507	2,867
Navistar International Corp *	32,400	1,036
Nordson Corp	14,820	2,764
Oshkosh Corp	13,200	1,016
Owens Corning	18,500	1,251
Patrick Industries Inc	16,441	924
Primoris Services Corp	44,100	841
Quad/Graphics Inc, Cl A (A)	86,600	302
Quanta Services Inc	31,700	1,625
RBC Bearings Inc *	12,330	1,628
Regal Beloit Corp	15,000	1,483
Ritchie Bros Auctioneers Inc	74,048	4,328
Sensata Technologies Holding PLC *	67,790	2,823
SiteOne Landscape Supply Inc *(A)	7,324	916
SkyWest Inc	26,700	898

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snap-on Inc (A)	30,776	$4,563
SPX Corp *	16,800	703
Steelcase Inc, Cl A	69,700	728
Teledyne Technologies Inc *	8,720	2,735
Tennant Co	23,041	1,531
Terex Corp	34,900	683
Tetra Tech Inc	47,821	4,414
Textron Inc	28,200	1,112
Timken Co/The	22,300	1,208
Toro Co/The	38,331	2,886
Trex Co Inc *(A)	46,680	6,978
TriNet Group Inc *	85,480	5,799
Trinity Industries Inc (A)	168,692	3,453
Triton International Ltd/Bermuda	42,600	1,536
UFP Industries Inc	13,800	819
UniFirst Corp/MA	12,397	2,388
United Rentals Inc *	15,300	2,709
Vectrus Inc *	12,800	556
Vertiv Holdings Co, Cl A *	175,640	2,851
Wabash National Corp (A)	57,200	698
Werner Enterprises Inc	18,000	828
WESCO International Inc *	16,900	792
Woodward Inc	9,548	818
XPO Logistics Inc *	19,472	1,719

		179,160

Information Technology — 17.6%
2U Inc *(A)	62,045	2,568
ACI Worldwide Inc *	262,517	7,713
Advanced Energy Industries Inc *	10,090	748
Amdocs Ltd	17,500	1,071
Amkor Technology Inc *	194,161	2,368
Arrow Electronics Inc *	18,900	1,485
AudioCodes Ltd (A)	80,668	2,531
Avalara Inc *	49,419	6,544
Badger Meter Inc (A)	51,270	3,163
Bandwidth Inc, Cl A *(A)	6,408	1,009
Belden Inc (A)	44,647	1,504
Box Inc, Cl A *	43,700	858
Broadridge Financial Solutions Inc	27,919	3,836
Cabot Microelectronics Corp	24,911	3,794
CACI International Inc, Cl A *	3,507	821
Calix Inc *	35,579	692
CDK Global Inc	22,200	1,035
ChannelAdvisor Corp *	32,834	552
Ciena Corp *	34,500	1,959
Cirrus Logic Inc *	5,800	351
Cloudera Inc *(A)	80,689	1,066
Cognex Corp	46,548	3,221
Digital Turbine Inc *(A)	37,611	910
Diodes Inc *	20,900	1,021
Dolby Laboratories Inc, Cl A	16,682	1,165

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donnelley Financial Solutions Inc *	5,407	$59
Ebix Inc (A)	33,600	775
Euronet Worldwide Inc *	9,953	1,029
Everbridge Inc *(A)	35,830	5,325
FireEye Inc *(A)	89,376	1,312
FormFactor Inc *	27,600	721
Gartner Inc *	10,676	1,386
Insight Enterprises Inc *	26,900	1,609
Itron Inc *	24,668	1,469
J2 Global Inc *(A)	133,191	9,322
Jabil Inc	59,600	2,035
Jack Henry & Associates Inc	19,250	3,184
Littelfuse Inc	15,708	2,841
LivePerson Inc *(A)	80,700	4,814
LogMeIn Inc	23,517	2,024
Lumentum Holdings Inc *	7,537	648
ManTech International Corp/VA, Cl A	43,813	3,279
MAXIMUS Inc	42,168	3,270
Model N Inc *	19,888	782
Monolithic Power Systems Inc	21,723	5,803
MTS Systems Corp	32,500	793
NCR Corp *	41,300	844
New Relic Inc *	20,898	1,284
Nova Measuring Instruments Ltd *(A)	28,710	1,524
Novanta Inc *	26,020	2,789
Nuance Communications Inc *	54,124	1,622
ON Semiconductor Corp *	221,520	4,734
Perficient Inc *	21,400	918
Pitney Bowes Inc (A)	103,400	568
Pluralsight Inc, Cl A *	92,806	1,776
Power Integrations Inc	60,702	3,397
Proofpoint Inc *	9,617	1,055
RingCentral Inc, Cl A *	19,997	5,814
Sanmina Corp *	58,700	1,661
Seagate Technology PLC (A)	34,800	1,670
Silicon Laboratories Inc *	28,900	2,960
Silicon Motion Technology Corp ADR	111,635	4,232
SolarWinds Corp *(A)	128,555	2,703
SS&C Technologies Holdings Inc	13,309	848
Switch Inc, Cl A	21,655	372
SYNNEX Corp	9,965	1,267
Tenable Holdings Inc *	23,900	900
Teradyne Inc	12,200	1,037
Trimble Inc *	29,407	1,541
TTEC Holdings Inc	16,178	917
TTM Technologies Inc *(A)	68,500	785
Ultra Clean Holdings Inc *	65,531	1,607
Universal Display Corp	19,359	3,397
Verint Systems Inc *	80,997	3,852
Viavi Solutions Inc *	255,570	3,408
Virtusa Corp *	20,200	799
Vishay Intertechnology Inc	93,000	1,487

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union Co/The	43,200	$1,019
Wix.com Ltd *	2,498	736
WNS Holdings Ltd ADR *	45,510	3,020
Workiva Inc, Cl A *	17,587	1,038
Xerox Holdings Corp	43,900	828

		172,874

Materials — 5.1%
Ashland Global Holdings Inc	50,458	3,718
Axalta Coating Systems Ltd *	150,665	3,593
Berry Global Group Inc *	30,300	1,562
Boise Cascade Co	17,550	804
Cabot Corp	41,400	1,532
Chemours Co/The	52,200	1,078
Clearwater Paper Corp *	26,500	892
Cleveland-Cliffs Inc (A)	86,900	572
Commercial Metals Co	48,230	1,007
Domtar Corp	36,200	1,032
Eastman Chemical Co	28,800	2,106
FMC Corp	77,217	8,251
Forterra Inc *	56,474	748
Graphic Packaging Holding Co	53,491	748
Huntsman Corp	48,000	1,038
Koppers Holdings Inc *	30,800	741
O-I Glass Inc, Cl I	89,400	973
Quaker Chemical Corp (A)	18,857	3,583
Reliance Steel & Aluminum Co	12,800	1,342
Schweitzer-Mauduit International Inc	20,200	613
Silgan Holdings Inc	247,484	9,419
Steel Dynamics Inc	69,300	2,046
Trinseo SA (A)	32,100	800
US Concrete Inc *	29,504	787
Westrock Co	49,900	1,513

		50,498

Real Estate — 6.5%
Alexandria Real Estate Equities Inc ‡	23,357	3,933
Americold Realty Trust ‡	122,824	4,710
Braemar Hotels & Resorts Inc ‡	3,000	7
Brandywine Realty Trust ‡	80,600	897
Brixmor Property Group Inc ‡	115,600	1,364
Chatham Lodging Trust ‡	53,400	370
City Office REIT Inc ‡	72,700	585
Community Healthcare Trust Inc ‡	17,800	831
CoreCivic Inc ‡	62,100	578
DiamondRock Hospitality Co ‡	122,500	649
Diversified Healthcare Trust ‡	151,600	576
EastGroup Properties Inc ‡	6,814	907
Franklin Street Properties Corp ‡	150,900	668
Gaming and Leisure Properties Inc ‡	159,753	5,807
GEO Group Inc/The ‡	38,900	434
Gladstone Commercial Corp ‡	42,300	829
Global Medical REIT Inc ‡	60,566	775

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	5,952	$253
Healthcare Realty Trust Inc ‡	21,700	626
Howard Hughes Corp/The *	47,663	2,817
Industrial Logistics Properties Trust ‡	35,900	774
Innovative Industrial Properties Inc, Cl A ‡(A)	24,345	2,997
Invitation Homes Inc ‡	49,083	1,405
Kennedy-Wilson Holdings Inc	183,380	2,620
Kite Realty Group Trust ‡	70,700	795
Lexington Realty Trust, Cl B ‡	111,400	1,267
Medical Properties Trust Inc ‡	353,252	6,564
Newmark Group Inc, Cl A	231,396	1,025
NexPoint Residential Trust Inc ‡	73,461	3,041
Office Properties Income Trust ‡	45,400	1,082
Omega Healthcare Investors Inc ‡	29,900	926
Outfront Media Inc ‡	60,400	1,023
Paramount Group Inc ‡	94,700	701
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	847
PotlatchDeltic Corp ‡	18,300	843
QTS Realty Trust Inc, Cl A ‡(A)	33,147	2,248
RE/MAX Holdings Inc, Cl A	24,000	843
Redfin Corp *	18,413	876
Retail Properties of America Inc, Cl A ‡	96,000	606
Retail Value Inc ‡	6,050	77
Rexford Industrial Realty Inc ‡	45,296	2,173
RPT Realty ‡	65,300	383
Sabra Health Care REIT Inc ‡	60,000	890
Service Properties Trust ‡	48,500	398
SITE Centers Corp ‡	56,700	426
Tanger Factory Outlet Centers Inc ‡(A)	58,900	335
VEREIT Inc ‡	162,400	1,091
Xenia Hotels & Resorts Inc ‡	46,100	414

		64,286

Utilities — 2.3%
AES Corp/The	48,100	854
Algonquin Power & Utilities Corp (A)	283,668	3,923
American States Water Co	42,856	3,261
American Water Works Co Inc	24,104	3,407
Chesapeake Utilities Corp	8,725	714
Middlesex Water Co	11,695	750
National Fuel Gas Co	28,600	1,305
NRG Energy Inc	74,600	2,567
Otter Tail Corp	19,600	761
PNM Resources Inc (A)	15,400	673
UGI Corp	95,806	3,308
Vistra Corp	70,800	1,361

		22,884

Total Common Stock
(Cost $830,654) ($ Thousands)		949,375

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 14.5%
SEI Liquidity Fund, L.P. 0.140% **†(C)	142,252,285	$142,290

Total Affiliated Partnership
(Cost $142,265) ($ Thousands)		142,290

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	28,257,814	28,258

Total Cash Equivalent (Cost $28,258) ($ Thousands)		28,258

Total Investments in Securities — 114.0%
(Cost $1,001,177) ($ Thousands)		$1,119,923

Percentages are based on Net Assets of $982,099 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $137,567 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $2,845 ($ Thousands), or 0.3% of the net assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $142,290 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	949,375	—	—	949,375
Affiliated Partnership	—	142,290	—	142,290
Cash Equivalent	28,258	—	—	28,258

Total Investments in Securities	977,633	142,290	—	1,119,923

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Small/Mid Cap Equity Fund (Concluded)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$140,805	$102,319	$(100,805)	$(1)	$(28)	$142,290	142,252,285	$144	$—
SEI Daily Income Trust, Government Fund, Cl F	49,188	81,000	(101,930)	—	—	28,258	28,257,814	2	—

Totals	$189,993	$183,319	$(202,735)	$(1)	$(28)	$170,548		$146	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 6.7%
Alphabet Inc, Cl A *	6,480	$10,560
Alphabet Inc, Cl C *	6,713	10,970
AT&T Inc	167,097	4,981
ATN International Inc	1,600	93
Cargurus Inc, Cl A *	6,819	166
Central European Media Enterprises Ltd, Cl A *	12,131	50
CenturyLink Inc	18,348	197
Cogent Communications Holdings Inc	115	8
Comcast Corp, Cl A	50,521	2,264
Consolidated Communications Holdings Inc *	9,900	77
EverQuote Inc, Cl A *	1,260	45
Facebook Inc, Cl A *	38,432	11,268
John Wiley & Sons Inc, Cl A	10,820	342
Liberty Latin America Ltd, Cl A *	6,492	64
Liberty Latin America Ltd, Cl C *	15,781	151
Liberty Media Corp-Liberty SiriusXM, Cl A *	15,507	563
Liberty Media Corp-Liberty SiriusXM, Cl C *	12,679	456
Lions Gate Entertainment Corp, Cl A *	15,829	154
Match Group Inc *	5,567	622
News Corp	26,184	395
News Corp, Cl A	99,700	1,507
Omnicom Group Inc	72,853	3,941
Scholastic Corp	5,918	133
Sirius XM Holdings Inc	125,637	738
Stamps.com Inc *	800	199
TechTarget Inc *	3,177	126
Verizon Communications Inc	81,238	4,815
Yelp Inc, Cl A *	15,456	357
Zynga Inc, Cl A *	118,270	1,072

		56,314

Consumer Discretionary — 12.3%
1-800-Flowers.com Inc, Cl A *	6,912	207
Acushnet Holdings Corp	2,487	88
Amazon.com Inc *	4,594	15,854
American Public Education Inc *	4,159	131
AutoZone Inc *	2,403	2,875
Best Buy Co Inc	73,576	8,160
Big Lots Inc	15,894	749
Booking Holdings Inc *	1,854	3,542
Bright Horizons Family Solutions Inc *	2,279	303
Brinker International Inc	6,100	275
Buckle Inc/The	4,080	76
Cato Corp/The, Cl A	467	4
Collectors Universe Inc	1,300	58
Core-Mark Holding Co Inc	6,200	207
Crocs Inc *	8,583	343
Deckers Outdoor Corp *	11,389	2,322
Dick’s Sporting Goods Inc	8,641	468

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Domino’s Pizza Inc	1,484	$607
eBay Inc	216,673	11,869
Ethan Allen Interiors Inc	1,953	28
Expedia Group Inc	35,639	3,498
Fox Factory Holding Corp *	2,000	202
Garmin Ltd	24,747	2,564
General Motors Co	26,004	770
Genesco Inc *	1,979	39
Genuine Parts Co	2,662	251
GoPro Inc, Cl A *	18,100	83
Graham Holdings Co, Cl B	912	390
Group 1 Automotive Inc	2,424	209
Haverty Furniture Cos Inc	1,674	35
Hibbett Sports Inc *	2,138	71
Home Depot Inc/The	6,980	1,990
Hyatt Hotels Corp, Cl A	3,487	197
Johnson Outdoors Inc, Cl A	731	63
K12 Inc *	714	27
Laureate Education Inc, Cl A *	22,832	286
Lennar Corp, Cl A	12,338	923
Lennar Corp, Cl B	4,166	247
Lithia Motors Inc, Cl A	3,133	780
Lululemon Athletica Inc *	5,026	1,888
Lumber Liquidators Holdings Inc *	4,000	96
McDonald’s Corp	6,662	1,422
Meritage Homes Corp *	13,792	1,324
Nautilus Inc *	4,100	49
NIKE Inc, Cl B	14,668	1,641
NVR Inc *	156	650
Office Depot Inc	5,260	123
Papa John’s International Inc	3,400	334
Penn National Gaming Inc *	4,200	215
PetMed Express Inc	2,750	96
Pinterest Inc, Cl A *	49,200	1,810
Pool Corp	3,095	1,015
PulteGroup Inc	91,270	4,070
Rent-A-Center Inc/TX, Cl A	16,134	495
RH *	2,007	663
Shoe Carnival Inc	1,251	41
Sleep Number Corp *	2,751	132
Sonic Automotive Inc, Cl A	3,362	142
Sportsman’s Warehouse Holdings Inc *	6,000	94
Starbucks Corp	16,998	1,436
Steven Madden Ltd	19,522	413
Target Corp	74,928	11,330
Taylor Morrison Home Corp, Cl A *	6,070	143
Tesla Inc *	5,400	2,691
TJX Cos Inc/The	26,384	1,446
Toll Brothers Inc	22,127	934
TRI Pointe Group Inc *	32,262	545
Universal Electronics Inc *	1,832	75
Vista Outdoor Inc *	8,200	159

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waitr Holdings Inc *	10,700	$43
Williams-Sonoma Inc	25,215	2,213
Wingstop Inc	4,094	669
Winmark Corp	353	54
World Fuel Services Corp	8,753	231
XPEL *	2,300	57
Yum China Holdings Inc	32,153	1,856
Yum! Brands Inc	16,575	1,589

		102,975

Consumer Staples — 9.8%
Boston Beer Co Inc/The, Cl A *	678	598
Bunge Ltd	35,962	1,641
Celsius Holdings Inc *	4,800	93
Central Garden & Pet Co, Cl A *	6,100	232
Church & Dwight Co Inc	13,907	1,333
Clorox Co/The	8,700	1,944
Colgate-Palmolive Co	19,958	1,582
Costco Wholesale Corp	5,922	2,059
Deluxe Corp	10,003	284
Estee Lauder Cos Inc/The, Cl A	24,270	5,381
Flowers Foods Inc	42,421	1,038
Freshpet Inc *	5,402	614
General Mills Inc	6,868	439
Hain Celestial Group Inc/The *	4,450	146
Hershey Co/The	16,711	2,484
Hostess Brands Inc, Cl A *	27,440	352
Ingles Markets Inc, Cl A	3,869	156
Ingredion Inc	1,679	135
J & J Snack Foods Corp	1,050	143
Kellogg Co	19,609	1,390
Keurig Dr Pepper Inc	17,651	526
Kimberly-Clark Corp	9,652	1,523
Kroger Co/The	286,183	10,211
Medifast Inc	3,798	618
Monster Beverage Corp *	44,438	3,726
Nu Skin Enterprises Inc, Cl A	20,737	980
PepsiCo Inc	30,528	4,276
Performance Food Group Co *	8,793	321
Philip Morris International Inc	50,906	4,062
Procter & Gamble Co/The	119,162	16,484
SpartanNash Co	5,050	101
Sprouts Farmers Market Inc *	16,600	388
Sysco Corp	34,212	2,057
Turning Point Brands Inc	1,400	40
Tyson Foods Inc, Cl A	3,310	208
United Natural Foods Inc *	2,500	45
Universal Corp/VA	2,302	100
USANA Health Sciences Inc *	3,937	309
Vector Group Ltd	16,265	164
Walgreens Boots Alliance Inc	33,900	1,289
Walmart Inc	92,348	12,822

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	1,129	$231
Weis Markets Inc	1,994	98

		82,623

Energy — 1.5%
Arch Resources Inc	2,862	108
Bonanza Creek Energy Inc *	2,600	52
Cabot Oil & Gas Corp, Cl A	8,300	157
Cactus Inc, Cl A	5,268	116
Chevron Corp	9,688	813
ConocoPhillips	156,903	5,945
DHT Holdings Inc	12,200	65
Dorian LPG Ltd *	3,864	33
Exxon Mobil Corp	23,586	942
HollyFrontier Corp	19,363	462
Magnolia Oil & Gas Corp *	14,300	92
Murphy USA Inc *	7,608	1,026
Nordic American Tankers Ltd	20,300	89
Phillips 66	29,608	1,731
Plug Power Inc *	49,700	645
Range Resources Corp	22,400	167
SFL	9,700	85
WPX Energy Inc *	7,176	40

		12,568

Financials — 10.5%
Aflac Inc	25,298	919
AGNC Investment Corp ‡	43,438	613
Alleghany Corp	1,161	644
Allstate Corp/The	15,871	1,476
American Equity Investment Life Holding Co	12,700	304
American International Group Inc	23,430	683
Ameriprise Financial Inc	1,000	157
Artisan Partners Asset Management Inc, Cl A	17,082	661
Axis Capital Holdings Ltd	21,096	1,008
Bank First Corp	800	50
Bank of America Corp	6,449	166
Bank of Marin Bancorp	1,800	57
Bank of New York Mellon Corp/The	231,113	8,547
BGC Partners Inc, Cl A	54,211	137
Bridge Bancorp Inc	2,232	45
Brighthouse Financial Inc *	13,900	422
Brightsphere Investment Group Inc	8,700	121
Cannae Holdings Inc *	11,823	446
Capitol Federal Financial Inc	10,579	99
CBTX Inc	2,475	39
Citigroup Inc	184,770	9,445
Cohen & Steers Inc	3,094	187
Cowen Inc, Cl A	2,873	52
Customers Bancorp Inc *	7,880	101
Diamond Hill Investment Group Inc	195	24
Encore Capital Group Inc *	1,214	56
Enova International Inc *	4,100	70

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equitable Holdings Inc	53,448	$1,133
Everest Re Group Ltd	3,184	701
FactSet Research Systems Inc	3,020	1,058
Federated Hermes Inc, Cl B	37,605	899
Fidelity National Financial Inc	31,648	1,039
Fifth Third Bancorp	32,465	671
Flagstar Bancorp Inc	11,970	376
Flushing Financial Corp	2,826	34
Focus Financial Partners Inc, Cl A *	4,300	152
Green Dot Corp, Cl A *	7,100	370
Hanover Insurance Group Inc/The	3,029	310
Hartford Financial Services Group Inc/The	26,101	1,056
Hilltop Holdings Inc	14,606	301
HomeStreet Inc	8,231	225
Investors Bancorp Inc	52,509	407
JPMorgan Chase & Co	28,205	2,826
Kemper Corp	1,738	135
Kinsale Capital Group Inc	2,900	601
Loews Corp	19,880	713
LPL Financial Holdings Inc	11,074	910
MetLife Inc	125,609	4,831
Metropolitan Bank Holding Corp *	927	29
MGIC Investment Corp	29,394	269
Mr Cooper Group Inc *	10,537	193
Navient Corp	23,862	217
New York Community Bancorp Inc	63,536	575
Pacific Premier Bancorp Inc	2,735	62
PennyMac Financial Services Inc	3,472	183
PJT Partners Inc	3,200	189
PRA Group Inc *	6,227	291
Preferred Bank/Los Angeles CA	1,895	71
Principal Financial Group Inc	82,551	3,476
Progressive Corp/The	6,985	664
Prosperity Bancshares Inc	1,200	65
Prudential Financial Inc	49,878	3,380
QCR Holdings Inc	2,021	61
Radian Group Inc	22,620	349
S&P Global Inc	9,051	3,316
Signature Bank/New York NY	5,419	526
SLM Corp	93,349	713
State Street Corp	27,148	1,848
Stewart Information Services Corp	3,808	162
StoneX Group *	2,200	125
Synchrony Financial	155,396	3,855
T Rowe Price Group Inc	90,072	12,539
Third Point Reinsurance Ltd *	13,461	115
Travelers Cos Inc/The	10,085	1,170
Unum Group	18,130	335
Virtu Financial Inc, Cl A	7,200	186
Voya Financial Inc	33,404	1,734
W R Berkley Corp	11,507	714
Waddell & Reed Financial Inc, Cl A	11,584	182

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Federal Inc	6,155	$144
Wells Fargo & Co	196,320	4,741
White Mountains Insurance Group Ltd	269	240

		87,996

Health Care — 14.7%
Accuray Inc *	12,176	28
Agilent Technologies Inc	17,471	1,754
Alexion Pharmaceuticals Inc *	7,347	839
Align Technology Inc *	1,085	322
AmerisourceBergen Corp, Cl A	50,739	4,923
Amgen Inc	39,684	10,053
Antares Pharma Inc *	22,560	64
Baxter International Inc	81,686	7,112
BioDelivery Sciences International Inc *	11,646	46
Biogen Inc *	10,791	3,104
Bristol-Myers Squibb Co	111,823	6,955
Cardinal Health Inc	77,599	3,939
Centene Corp *	4,675	287
Cerner Corp	19,812	1,454
Chemed Corp	1,288	666
Co-Diagnostics Inc *	3,200	35
Community Health Systems Inc *	11,900	62
Corcept Therapeutics Inc *	4,101	52
CVS Health Corp	28,353	1,761
DaVita Inc *	18,699	1,622
Edwards Lifesciences Corp *	1,232	106
Eli Lilly and Co	3,602	535
Ensign Group Inc/The	7,200	421
Gilead Sciences Inc	47,155	3,148
Haemonetics Corp *	5,915	530
Henry Schein Inc *	2,300	153
Humana Inc	12,349	5,127
IDEXX Laboratories Inc *	1,792	701
Innoviva Inc *	7,850	92
Inovalon Holdings Inc, Cl A *	10,091	250
iRhythm Technologies Inc *	2,800	617
Ironwood Pharmaceuticals Inc, Cl A *	15,941	161
Jazz Pharmaceuticals PLC *	11,326	1,522
Johnson & Johnson	55,253	8,476
Laboratory Corp of America Holdings *	7,324	1,287
Ligand Pharmaceuticals Inc *	2,000	204
McKesson Corp	52,213	8,012
Medpace Holdings Inc *	3,753	487
Medtronic PLC	51,657	5,552
Merck & Co Inc	144,226	12,298
Meridian Bioscience Inc *	2,300	33
Moderna Inc *	950	62
Novavax Inc *	1,100	121
Novocure Ltd *	5,187	429
Ocular Therapeutix Inc *	7,200	63
Ontrak Inc *	1,100	80

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens & Minor Inc	6,100	$101
Pacira BioSciences Inc *	1,400	88
Pfizer Inc	146,854	5,550
Providence Service Corp *	1,700	157
Quidel Corp *	5,200	915
R1 RCM Inc *	15,000	217
Regeneron Pharmaceuticals Inc *	4,859	3,012
ResMed Inc	500	90
Retrophin Inc *	5,850	115
SIGA Technologies Inc *	7,600	53
STAAR Surgical Co *	2,950	141
Surmodics Inc *	1,800	81
Triple-S Management Corp, Cl B *	2,642	49
United Therapeutics Corp *	11,700	1,251
UnitedHealth Group Inc	24,274	7,587
Varian Medical Systems Inc *	14,266	2,478
Veeva Systems Inc, Cl A *	3,338	942
Vertex Pharmaceuticals Inc *	10,999	3,070
Waters Corp *	5,724	1,238
Zimmer Biomet Holdings Inc	2,069	291
Zoetis Inc, Cl A	3,433	550

		123,521

Industrials — 8.7%
3M Co	8,978	1,464
Aerojet Rocketdyne Holdings Inc *	18,545	767
Altra Industrial Motion Corp	8,500	332
Ameresco Inc, Cl A *	3,400	116
ArcBest Corp	5,449	184
Arcosa Inc	3,171	147
Atkore International Group Inc *	6,457	173
Atlas Air Worldwide Holdings Inc *	3,600	203
Barrett Business Services Inc	1,290	74
Bloom Energy Corp, Cl A *	3,000	47
BMC Stock Holdings Inc *	14,790	590
Brady Corp, Cl A	17,388	815
Carlisle Cos Inc	9,886	1,295
CH Robinson Worldwide Inc	10,857	1,067
Cintas Corp	6,768	2,255
Copa Holdings SA, Cl A	780	42
CRA International Inc	1,092	46
CSW Industrials Inc	3,147	227
Cummins Inc	586	121
Deere & Co	800	168
Echo Global Logistics Inc *	3,700	101
EMCOR Group Inc	13,489	1,012
Emerson Electric Co	40,848	2,838
Ennis Inc	6,270	115
ESCO Technologies Inc	3,600	324
Evoqua Water Technologies Corp *	10,700	219
Expeditors International of Washington Inc	65,310	5,773
FedEx Corp	1,100	242

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foundation Building Materials Inc *	2,900	$47
FTI Consulting Inc *	1,017	117
Generac Holdings Inc *	8,332	1,583
GMS Inc *	4,406	117
Great Lakes Dredge & Dock Corp *	15,641	147
Harsco Corp *	11,000	156
Herman Miller Inc	14,767	352
Honeywell International Inc	33,881	5,609
Hubbell Inc, Cl B	4,304	624
IDEX Corp	5,697	1,027
IHS Markit Ltd	24,380	1,948
Illinois Tool Works Inc	9,274	1,832
Johnson Controls International plc	44,398	1,808
Kforce Inc	5,551	191
Kimball International Inc, Cl B	9,040	101
L3Harris Technologies Inc	7,848	1,418
Landstar System Inc	9,521	1,267
Lennox International Inc	1,207	338
Lockheed Martin Corp	6,430	2,509
ManpowerGroup Inc	14,480	1,061
Masonite International Corp *	3,247	296
MSC Industrial Direct Co Inc, Cl A	3,500	231
Mueller Industries Inc	7,800	232
MYR Group Inc *	2,300	89
Northrop Grumman Corp	6,330	2,169
Northwest Pipe Co *	1,394	39
Omega Flex Inc	400	53
PACCAR Inc	107,426	9,221
PGT Innovations Inc *	8,000	145
Powell Industries Inc	1,283	35
Raytheon Technologies Corp	71,025	4,332
Republic Services Inc, Cl A	17,069	1,583
Robert Half International Inc	29,460	1,567
Rockwell Automation Inc	4,912	1,132
Schneider National Inc, Cl B	15,710	425
Shyft Group Inc/The	4,651	93
Simpson Manufacturing Co Inc	13,889	1,366
Snap-on Inc	4,174	619
SPX Corp *	6,001	251
Steelcase Inc, Cl A	18,561	194
Tennant Co	2,496	166
TPI Composites Inc *	4,050	124
TransUnion	7,474	648
TriNet Group Inc *	10,598	719
TrueBlue Inc *	5,176	88
Tutor Perini Corp *	5,600	70
UniFirst Corp/MA	5,184	999
Vectrus Inc *	4,618	200
Vicor Corp *	2,500	218
Waste Management Inc	13,971	1,593
Werner Enterprises Inc	16,147	743

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	987	$361

		73,010

Information Technology — 28.6%
Accenture PLC, Cl A	37,414	8,977
Adobe Inc *	3,500	1,797
Amdocs Ltd	45,394	2,780
Amkor Technology Inc *	21,451	262
Amphenol Corp, Cl A	11,323	1,243
Apple Inc	327,664	42,282
Applied Materials Inc	10,001	616
Arlo Technologies Inc *	10,900	62
Arrow Electronics Inc *	20,669	1,624
Automatic Data Processing Inc	6,474	901
Avnet Inc	26,098	718
Benchmark Electronics Inc	3,176	62
Booz Allen Hamilton Holding Corp, Cl A	10,895	959
Box Inc, Cl A *	14,800	291
CACI International Inc, Cl A *	6,348	1,487
Cadence Design Systems Inc *	16,747	1,857
Calix Inc *	6,600	128
Cardtronics PLC *	5,093	111
ChannelAdvisor Corp *	3,608	61
Ciena Corp *	21,463	1,218
Cirrus Logic Inc *	3,807	231
Cisco Systems Inc	228,291	9,638
Citrix Systems Inc	11,999	1,742
Cloudera Inc *	28,750	380
Cognizant Technology Solutions Corp, Cl A	111,122	7,430
Cree Inc *	8,200	517
Crowdstrike Holdings Inc, Cl A *	6,700	842
CSG Systems International Inc	7,087	302
Diebold Nixdorf Inc *	9,800	82
Digital Turbine Inc *	10,759	260
Dolby Laboratories Inc, Cl A	16,448	1,149
Dropbox Inc, Cl A *	29,520	625
EchoStar Corp, Cl A *	10,816	318
Endurance International Group Holdings Inc *	9,300	61
Enphase Energy Inc *	9,584	740
EVERTEC Inc	8,332	292
FormFactor Inc *	4,600	120
Fortinet Inc *	18,542	2,448
Genpact Ltd	14,991	632
GoDaddy Inc, Cl A *	7,994	669
Hackett Group Inc/The	2,667	34
Hewlett Packard Enterprise Co	66,223	640
HP Inc	379,901	7,427
Inseego Corp *	9,500	109
Intel Corp	211,343	10,768
International Business Machines Corp	19,253	2,374
Intuit Inc	34,422	11,889

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Itron Inc *	4,722	$281
Jabil Inc	40,185	1,372
Jack Henry & Associates Inc	6,175	1,022
KLA Corp	1,674	343
Lam Research Corp	15,611	5,251
Lattice Semiconductor Corp *	15,718	450
Leidos Holdings Inc	13,838	1,252
Limelight Networks Inc *	16,300	92
Manhattan Associates Inc *	600	58
Mastercard Inc, Cl A	9,311	3,335
MAXIMUS Inc	2,748	213
Micron Technology Inc *	41,100	1,870
Microsoft Corp	200,640	45,250
MicroStrategy Inc, Cl A *	1,468	212
Monolithic Power Systems Inc	6,100	1,630
Motorola Solutions Inc	8,242	1,275
National Instruments Corp	14,278	512
NeoPhotonics Corp *	16,150	108
NetApp Inc	37,968	1,799
NETGEAR Inc *	4,100	137
NIC Inc	12,695	271
NortonLifeLock Inc	157,696	3,709
Okta Inc, Cl A *	5,900	1,271
OneSpan Inc *	4,700	101
Oracle Corp	194,798	11,146
OSI Systems Inc *	2,277	179
PagerDuty Inc *	7,100	232
PayPal Holdings Inc *	16,724	3,414
PC Connection Inc	904	40
Perficient Inc *	4,399	189
Photronics Inc *	16,742	168
Plantronics Inc	4,700	58
Progress Software Corp	11,902	451
Pure Storage Inc, Cl A *	6,100	93
Qorvo Inc *	16,149	2,071
QUALCOMM Inc	2,760	329
Qualys Inc *	3,771	400
Sailpoint Technologies Holdings Inc *	12,300	483
Science Applications International Corp	1,150	96
Skyworks Solutions Inc	2,700	391
SPS Commerce Inc *	4,595	367
Sykes Enterprises Inc *	8,205	272
Synaptics Inc *	4,680	399
SYNNEX Corp	11,069	1,407
Teradyne Inc	23,285	1,979
Texas Instruments Inc	6,069	863
Trade Desk Inc/The, Cl A *	1,600	770
TTEC Holdings Inc	2,068	117
Ultra Clean Holdings Inc *	5,300	130
VeriSign Inc *	9,002	1,934
VirnetX Holding Corp	8,650	43
Visa Inc, Cl A	33,663	7,136

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union Co/The	139,765	$3,297
Xerox Holdings Corp	44,370	837
Zebra Technologies Corp, Cl A *	1,029	295

		240,555

Materials — 2.6%
Air Products and Chemicals Inc	4,510	1,318
Arconic Corp *	13,265	295
Avery Dennison Corp	6,528	753
Avient Corp	22,003	562
Axalta Coating Systems Ltd *	26,469	631
Boise Cascade Co	2,168	99
Chase Corp	1,000	98
Clearwater Paper Corp *	2,200	74
Coeur Mining Inc *	12,300	104
Commercial Metals Co	5,640	118
Ecolab Inc	6,311	1,244
FMC Corp	420	45
Graphic Packaging Holding Co	23,162	324
Hecla Mining Co	54,200	326
Innospec Inc	3,391	253
Linde PLC	11,655	2,911
Myers Industries Inc	5,000	77
NewMarket Corp	2,240	834
Newmont Corp	12,450	838
Nucor Corp	39,602	1,800
PPG Industries Inc	38,469	4,632
PQ Group Holdings Inc *	2,927	34
Reliance Steel & Aluminum Co	22,318	2,341
Scotts Miracle-Gro Co/The, Cl A	2,517	424
Sensient Technologies Corp	3,413	188
Silgan Holdings Inc	10,937	416
Sonoco Products Co	7,207	382
Stepan Co	6,733	776
Worthington Industries Inc	5,200	216

		22,113

Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	5,157	868
American Homes 4 Rent, Cl A ‡	15,719	450
Duke Realty Corp ‡	12,695	489
Easterly Government Properties Inc ‡	10,323	250
EastGroup Properties Inc ‡	3,173	423
Equity Commonwealth ‡	25,001	785
Essential Properties Realty Trust Inc ‡	4,930	84
First Industrial Realty Trust Inc ‡	3,068	131
Healthcare Trust of America Inc, Cl A ‡	5,879	155
Highwoods Properties Inc ‡	4,200	156
Innovative Industrial Properties Inc, Cl A ‡	735	90
Investors Real Estate Trust ‡	1,580	112
Invitation Homes Inc ‡	74,534	2,134
Jones Lang LaSalle Inc	3,955	408
Lexington Realty Trust, Cl B ‡	21,093	240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medical Properties Trust Inc ‡	99,505	$1,849
Mid-America Apartment Communities Inc ‡	2,148	252
National Health Investors Inc ‡	2,000	124
Newmark Group Inc, Cl A	11,265	50
Office Properties Income Trust ‡	6,700	160
PotlatchDeltic Corp ‡	9,200	424
Prologis Inc ‡	61,861	6,301
Public Storage ‡	391	83
Realty Income Corp ‡	1,836	114
RMR Group Inc/The, Cl A	2,341	66
Safehold Inc ‡	1,316	73
STAG Industrial Inc ‡	11,250	363

		16,634

Utilities — 1.1%
AES Corp/The	42,812	760
Evergy Inc	4,518	240
Exelon Corp	131,266	4,845
Sempra Energy	17,950	2,220
Vistra Corp	65,992	1,269

		9,334

Total Common Stock
(Cost $678,136) ($ Thousands)		827,643

	Number of
	Warrants

WARRANT — 0.0%
Occidental Petroleum, Expires 08/06/2027 Strike Price $22 *	1,088	3

Total Warrant
(Cost $—) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund,
Cl F
0.010% **†	12,673,510	12,674

Total Cash Equivalent
(Cost $12,674) ($ Thousands)		12,674

Total Investments in Securities — 100.0%
(Cost $690,810) ($ Thousands)		$840,320

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Equity Factor Allocation Fund (Concluded)

A list of open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	30	Sep-2020	$5,225	$5,248	$23

Percentages are based on Net Assets of $839,960 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	827,643	–	–	827,643
Warrant	–	3	–	3
Cash Equivalent	12,674	–	–	12,674

Total Investments in Securities	840,317	3	–	840,320

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23	–	–	23

Total Other Financial Instruments	23	–	–	23

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 15,622	$ 17,629	$ (20,577)	$-	$-	$ 12,674	12,673,510	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 9.7%
Activision Blizzard Inc	59,251	$4,949
AT&T Inc	727,100	21,675
BCE Inc	57,600	2,478
Cargurus Inc, Cl A *	10,625	259
China Mobile Ltd ADR	87,300	3,058
Cogeco Communications Inc	13,400	1,006
Comcast Corp, Cl A	370,400	16,597
Consolidated Communications Holdings Inc *	11,002	86
Discovery Inc, Cl C *	48,845	975
Electronic Arts Inc *	29,888	4,169
EverQuote Inc, Cl A *(A)	4,650	165
Facebook Inc, Cl A *	16,379	4,802
John Wiley & Sons Inc, Cl A	41,347	1,309
Madison Square Garden Sports Corp, Cl A *	8,634	1,416
New York Times Co/The, Cl A	54,157	2,347
Nippon Telegraph & Telephone Corp ADR	173,800	3,971
Omnicom Group Inc	116,900	6,323
Ooma Inc *	13,623	186
Shenandoah Telecommunications Co	1,110	61
Shutterstock Inc	7,339	369
SK Telecom Co Ltd ADR	172,800	3,969
Spok Holdings Inc	7,330	79
Take-Two Interactive Software Inc *	26,449	4,528
TechTarget Inc *	10,167	403
TrueCar Inc *	14,186	67
United States Cellular Corp *	7,108	259
Upwork Inc *	18,003	274
Verizon Communications Inc	561,546	33,283
World Wrestling Entertainment Inc, Cl A	8,303	366
Zynga Inc, Cl A *	362,925	3,288

		122,717

Consumer Discretionary — 9.2%
1-800-Flowers.com Inc, Cl A *	2,064	62
Aspen Group Inc/CO *	6,620	85
AutoZone Inc *	12,200	14,595
Canadian Tire Corp Ltd, Cl A	51,400	5,383
Chegg Inc *	38,421	2,833
Chipotle Mexican Grill Inc, Cl A *	1,883	2,467
Collectors Universe Inc	1,934	86
Core-Mark Holding Co Inc	10,001	334
Domino’s Pizza Inc	11,494	4,701
Dorman Products Inc *	4,690	397
DR Horton Inc	74,800	5,339
eBay Inc	248,300	13,602
frontdoor Inc *	39,706	1,730
Gaia Inc, Cl A *	2,452	29
Garmin Ltd	29,676	3,075
Gentex Corp	81,520	2,205
Grand Canyon Education Inc *	40,617	3,820

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson Outdoors Inc, Cl A	1,183	$101
K12 Inc *	6,549	244
Lakeland Industries Inc *(A)	12,255	250
Lululemon Athletica Inc *	10,092	3,791
NIKE Inc, Cl B	20,058	2,244
Ollie’s Bargain Outlet Holdings Inc *(A)	33,288	3,180
Papa John’s International Inc	4,495	442
Perdoceo Education Corp *	6,775	97
Pool Corp	1,276	418
PulteGroup Inc	84,400	3,763
Purple Innovation Inc, Cl A *	8,021	152
Target Corp	198,600	30,030
Tesla Inc *	9,785	4,876
Toyota Motor Corp ADR	48,000	6,357
Wingstop Inc	2,313	378

		117,066

Consumer Staples — 18.4%
Altria Group Inc	226,400	9,903
B&G Foods Inc, Cl A (A)	8,098	252
Beyond Meat Inc *(A)	21,453	2,914
BJ’s Wholesale Club Holdings Inc *	11,331	503
Boston Beer Co Inc/The, Cl A *	4,962	4,376
Bunge Ltd	22,932	1,046
Calavo Growers Inc	8,825	560
Campbell Soup Co (A)	94,351	4,964
Casey’s General Stores Inc	11,426	2,032
Celsius Holdings Inc *(A)	14,069	273
Central Garden & Pet Co, Cl A *	989	40
Church & Dwight Co Inc	48,280	4,627
Clorox Co/The	22,317	4,988
Coca-Cola Co/The	44,627	2,210
Colgate-Palmolive Co	66,875	5,301
Conagra Brands Inc	33,587	1,288
Costco Wholesale Corp	19,614	6,819
elf Beauty Inc *	1,124	22
Flowers Foods Inc	170,496	4,170
General Mills Inc	297,917	19,052
Hain Celestial Group Inc/The *	18,043	592
Hershey Co/The	38,133	5,668
Hormel Foods Corp	123,821	6,312
Hostess Brands Inc, Cl A *	48,615	624
Ingredion Inc	46,100	3,708
J & J Snack Foods Corp	2,184	297
J M Smucker Co/The	163,570	19,658
John B Sanfilippo & Son Inc	6,816	543
Kellogg Co	163,728	11,610
Keurig Dr Pepper Inc	102,360	3,054
Kimberly-Clark Corp	61,851	9,757
Kraft Heinz Co/The	165,500	5,799
Kroger Co/The	620,574	22,142
Lancaster Colony Corp	2,570	457

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McCormick & Co Inc/MD	26,567	$5,478
Medifast Inc	1,839	299
MGP Ingredients Inc (A)	10,018	356
Mondelez International Inc, Cl A	31,056	1,814
Monster Beverage Corp *	27,028	2,267
National Beverage Corp *(A)	6,689	544
Natural Grocers by Vitamin Cottage Inc	12,923	152
PepsiCo Inc	41,318	5,787
PriceSmart Inc	2,400	158
Procter & Gamble Co/The	40,315	5,577
Simply Good Foods Co/The *	20,493	509
Sprouts Farmers Market Inc *	64,377	1,503
Sysco Corp	43,700	2,628
Tootsie Roll Industries Inc (A)	14,523	465
Tyson Foods Inc, Cl A	223,400	14,029
Universal Corp/VA	7,484	325
USANA Health Sciences Inc *	6,053	475
Village Super Market Inc, Cl A	1,361	35
Walgreens Boots Alliance Inc	85,300	3,243
Walmart Inc	153,704	21,342
WD-40 Co	2,469	505
Weis Markets Inc	10,735	529

		233,581

Energy — 0.7%
Antero Midstream Corp	158,219	1,071
Aspen Aerogels Inc *	4,212	36
Cabot Oil & Gas Corp, Cl A	75,978	1,441
Frontline Ltd/Bermuda	21,393	170
Murphy USA Inc *	3,933	531
Phillips 66	97,000	5,672

		8,921

Financials — 11.6%
Aflac Inc	258,600	9,392
Alerus Financial Corp	4,560	94
Allstate Corp/The	177,400	16,498
American Financial Group Inc/OH	133,500	8,925
American National Group Inc	6,185	464
Annaly Capital Management Inc ‡	902,000	6,630
Assured Guaranty Ltd	99,900	2,143
Bank of New York Mellon Corp/The	85,300	3,154
Bank of NT Butterfield & Son Ltd/The	2,178	55
Berkshire Hathaway Inc, Cl B *	116,400	25,380
Bridgewater Bancshares Inc *	2,748	27
Canadian Imperial Bank of Commerce	79,400	6,311
CNA Financial Corp	102,800	3,307
Columbia Financial Inc *	16,622	177
Commerce Bancshares Inc/MO	12,737	759
Community Bank System Inc	3,257	196
Community Bankers Trust Corp	8,924	46
Crawford & Co, Cl A	4,403	30
Donegal Group Inc, Cl A	2,028	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Employers Holdings Inc	5,079	$166
Erie Indemnity Co, Cl A	2,930	625
Everest Re Group Ltd	29,900	6,580
First Financial Bankshares Inc	7,390	224
Goosehead Insurance Inc, Cl A	3,699	380
HarborOne Bancorp Inc	43,681	378
Hartford Financial Services Group Inc/The	104,800	4,239
Horace Mann Educators Corp	5,183	202
Investors Bancorp Inc	423,000	3,278
JPMorgan Chase & Co	57,600	5,771
Kearny Financial Corp/MD	12,056	94
Kinsale Capital Group Inc	2,433	504
KKR Real Estate Finance Trust Inc	20,639	376
Loblaw Cos Ltd	76,100	3,937
MarketAxess Holdings Inc	8,689	4,222
Mercury General Corp	23,518	1,052
Morningstar Inc	4,731	758
National Bank Holdings Corp, Cl A	7,929	226
National Bank of Canada	122,700	6,752
NI Holdings Inc *	2,526	41
Nicolet Bankshares Inc *	814	49
Northeast Bank	5,104	95
Orrstown Financial Services Inc	1,329	18
Palomar Holdings Inc, Cl A *	3,345	376
PCSB Financial Corp	14,107	179
PennyMac Financial Services Inc	9,485	500
Progressive Corp/The	46,378	4,408
Reliant Bancorp Inc	1,441	21
Safeguard Scientifics Inc	5,957	37
Safety Insurance Group Inc	3,728	270
Starwood Property Trust Inc ‡	265,500	4,142
Stewart Information Services Corp	8,413	359
Sturm Ruger & Co Inc	3,251	230
TFS Financial Corp	21,362	330
Timberland Bancorp Inc/WA	3,504	61
Tradeweb Markets Inc, Cl A	41,799	2,395
Trupanion Inc *(A)	6,616	415
US Bancorp	158,300	5,762
Virtu Financial Inc, Cl A	69,521	1,796
Waterstone Financial Inc	6,724	104
Wells Fargo & Co	45,400	1,096
White Mountains Insurance Group Ltd	1,637	1,459

		147,524

Health Care — 15.3%
AbbVie Inc	71,100	6,809
AdaptHealth Corp, Cl A *	7,069	150
Agilent Technologies Inc	18,536	1,861
Alexion Pharmaceuticals Inc *	5,756	657
Amgen Inc	42,200	10,690
Amphastar Pharmaceuticals Inc *	16,629	339
BioDelivery Sciences International Inc *	15,740	62

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	327,570	$20,375
Catabasis Pharmaceuticals Inc *	11,364	75
Cerner Corp	75,087	5,509
Chemed Corp	5,395	2,790
Co-Diagnostics Inc *(A)	9,400	102
Corcept Therapeutics Inc *	14,114	179
CVS Health Corp	168,830	10,488
Eli Lilly and Co	32,020	4,751
Enzo Biochem Inc *	13,988	30
GenMark Diagnostics Inc *	12,637	164
Gilead Sciences Inc	132,300	8,831
Halozyme Therapeutics Inc *	785	23
HCA Healthcare Inc	37,200	5,049
HealthStream Inc *	7,186	149
HMS Holdings Corp *	11,424	319
IDEXX Laboratories Inc *	9,535	3,729
Incyte Corp *	24,927	2,402
InfuSystem Holdings Inc *	1,993	29
Johnson & Johnson	200,016	30,684
Joint Corp/The *	6,886	123
LeMaitre Vascular Inc	703	23
Luminex Corp	7,343	196
Masimo Corp *	7,990	1,790
Merck & Co Inc	378,748	32,296
Mettler-Toledo International Inc *	2,985	2,898
National HealthCare Corp	1,687	108
Neogen Corp *	3,622	276
NGM Biopharmaceuticals Inc *	1,816	34
Ontrak Inc *(A)	1,087	79
Orthofix Medical Inc *	1,597	48
Pacira BioSciences Inc *	791	49
Pfizer Inc	558,134	21,092
Phibro Animal Health Corp, Cl A	13,607	292
Premier Inc, Cl A	66,558	2,180
Prestige Consumer Healthcare Inc *	5,898	215
Providence Service Corp/The *	1,706	158
Regeneron Pharmaceuticals Inc *	8,800	5,455
Repro-Med Systems Inc *	13,449	117
SeaSpine Holdings Corp *	6,486	86
SIGA Technologies Inc *	35,529	247
Simulations Plus Inc	4,319	257
Stereotaxis Inc *	17,751	63
Tandem Diabetes Care Inc *	482	54
Translate Bio Inc *	2,299	32
Universal Health Services Inc, Cl B	38,900	4,293
Vapotherm Inc *	8,384	261
Viemed Healthcare Inc *	18,568	202
West Pharmaceutical Services Inc	19,842	5,634

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XBiotech Inc *	7,494	$142

		194,946

Industrials — 8.3%
3M Co	42,970	7,005
Acacia Research Corp *	6,537	25
Allison Transmission Holdings Inc, Cl A	179,500	6,439
Alpha Pro Tech Ltd *(A)	12,301	172
BWX Technologies Inc	14,359	798
Carlisle Cos Inc	9,425	1,234
Carrier Global Corp	59,100	1,764
CH Robinson Worldwide Inc	50,434	4,958
CoStar Group Inc *	5,601	4,753
CryoPort Inc *	3,479	193
CSW Industrials Inc	3,305	239
Cummins Inc	33,700	6,984
Expeditors International of Washington Inc	52,146	4,609
Exponent Inc	4,418	355
Fastenal Co	140,158	6,848
Federal Signal Corp	9,613	309
Gencor Industries Inc *	2,685	34
General Dynamics Corp	35,700	5,332
Graco Inc	1,091	63
Heartland Express Inc	11,533	238
Huntington Ingalls Industries Inc	27,000	4,091
IHS Markit Ltd	38,275	3,059
Lockheed Martin Corp	11,200	4,371
Marten Transport Ltd	12,920	235
Miller Industries Inc/TN	2,452	77
Northrop Grumman Corp	13,400	4,591
Old Dominion Freight Line Inc	15,980	3,231
Otis Worldwide Corp	29,550	1,859
PAE Inc *	7,784	69
Proto Labs Inc *(A)	1,903	280
Red Violet Inc *	3,938	82
Republic Services Inc, Cl A	91,300	8,465
Resources Connection Inc	2,055	25
Robert Half International Inc	31,911	1,698
Rollins Inc	44,220	2,438
Snap-on Inc	34,600	5,130
Toro Co/The	23,085	1,738
Waste Management Inc	72,800	8,299
Watsco Inc	11,567	2,834
Werner Enterprises Inc	7,324	337

		105,261

Information Technology — 14.4%
A10 Networks Inc *	10,558	90
Amdocs Ltd	374,185	22,911
Apple Inc	40,120	5,177
Arista Networks Inc *	12,054	2,693
Bandwidth Inc, Cl A *(A)	2,622	413
Black Knight Inc *	22,655	1,905

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blackline Inc *	3,634	$318
Booz Allen Hamilton Holding Corp, Cl A	29,052	2,558
Box Inc, Cl A *	20,989	412
Brightcove Inc *	9,568	106
CACI International Inc, Cl A *	21,400	5,012
Calix Inc *	3,659	71
Canon Inc ADR (A)	94,900	1,629
Cisco Systems Inc	371,300	15,676
CommVault Systems Inc *	8,506	368
CSG Systems International Inc	110,476	4,703
DocuSign Inc, Cl A *	14,611	3,258
Dropbox Inc, Cl A *	85,655	1,813
F5 Networks Inc *	75,133	9,942
Glu Mobile Inc *	29,681	236
GSI Technology Inc *	2,600	17
Hackett Group Inc/The	1,456	18
Intel Corp	435,600	22,194
Intelligent Systems Corp *(A)	4,841	182
International Business Machines Corp	119,900	14,785
Intevac Inc *	3,567	21
J2 Global Inc *	3,758	263
Jack Henry & Associates Inc	24,722	4,090
Juniper Networks Inc	363,600	9,090
MAXIMUS Inc	4,099	318
MicroStrategy Inc, Cl A *	1,960	283
Mitek Systems Inc *	27,800	353
MobileIron Inc *	33,085	216
Napco Security Technologies Inc *	11,582	289
National Instruments Corp	30,525	1,096
NeoPhotonics Corp *	25,977	173
NETGEAR Inc *	10,568	352
NIC Inc	14,166	303
Oracle Corp	489,300	27,998
Parsons Corp *(A)	10,740	357
PC Connection Inc	1,817	81
Progress Software Corp	7,786	295
Qualys Inc *(A)	2,914	309
SPS Commerce Inc *	3,248	259
Telenav Inc *	4,022	18
Tucows Inc, Cl A *	1,337	85
Vocera Communications Inc *	9,473	265
Western Union Co/The	573,500	13,529
Zoom Video Communications Inc, Cl A *	9,892	3,216
Zscaler Inc *	20,873	2,992

		182,738

Materials — 2.6%
AptarGroup Inc	38,510	4,559
Balchem Corp	4,152	406
Berry Global Group Inc *	64,497	3,324
Caledonia Mining Corp PLC	1,973	36
Gold Resource Corp	39,528	157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	21,526	$5,376
NewMarket Corp	9,167	3,415
Novagold Resources Inc *	16,798	178
Ranpak Holdings Corp, Cl A *	7,691	69
Royal Gold Inc	15,122	2,061
Sealed Air Corp	95,500	3,753
Sensient Technologies Corp	4,743	262
Silgan Holdings Inc	147,800	5,625
Sonoco Products Co	70,200	3,723
Stepan Co	2,144	247

		33,191

Real Estate — 1.9%
Americold Realty Trust ‡	23,076	885
Brandywine Realty Trust ‡	270,500	3,011
Easterly Government Properties Inc ‡	7,059	171
eXp World Holdings Inc *(A)	5,451	243
Forestar Group Inc *	3,395	60
Gladstone Land Corp ‡	6,871	108
Iron Mountain Inc ‡(A)	160,400	4,826
Maui Land & Pineapple Co Inc *	1,950	23
National Health Investors Inc ‡	45,700	2,845
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	3,469
PS Business Parks Inc ‡	2,024	255
Retail Properties of America Inc, Cl A ‡	230,400	1,454
St Joe Co/The *	17,721	411
Tejon Ranch Co *	2,815	40
Terreno Realty Corp ‡	7,511	448
VEREIT Inc ‡	914,100	6,143

		24,392

Utilities — 5.5%
American States Water Co	3,843	292
Artesian Resources Corp, Cl A	968	34
Atlantic Power Corp *	55,839	116
Avista Corp	6,838	252
Cadiz Inc *(A)	24,848	260
California Water Service Group	4,643	210
Chesapeake Utilities Corp	1,587	130
Consolidated Water Co Ltd	1,660	20
DTE Energy Co	66,600	7,903
Edison International	80,300	4,214
Entergy Corp	150,600	14,931
Evergy Inc	180,300	9,596
Exelon Corp	476,400	17,584
FirstEnergy Corp	76,700	2,193
Genie Energy Ltd, Cl B	13,329	118
Hawaiian Electric Industries Inc	65,574	2,270
MGE Energy Inc	3,907	254
NextEra Energy Inc	11,167	3,117
Northwest Natural Holding Co	1,651	84
ONE Gas Inc	2,247	167
Public Service Enterprise Group Inc	105,700	5,522

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Pure Cycle Corp *	9,755	$95
Southwest Gas Holdings Inc	1,351	85
Spire Inc	4,609	268
Unitil Corp	3,954	167
Vistra Corp	7,398	142

		70,024

Total Common Stock
(Cost $1,040,704) ($ Thousands)		1,240,361

AFFILIATED PARTNERSHIP — 1.5%

SEI Liquidity Fund, L.P.
0.140% **†(B)	19,239,295	19,244

Total Affiliated Partnership
(Cost $19,243) ($ Thousands)		19,244

CASH EQUIVALENT — 0.6%

SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	7,081,177	7,081

Total Cash Equivalent
(Cost $7,081) ($ Thousands)		7,081

Total Investments in Securities — 99.7%
(Cost $1,067,028) ($ Thousands)		$1,266,686

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	95	Sep-2020	$16,649	$16,620	$(30)

Percentages are based on Net Assets of $1,270,863 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $18,830 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $19,244 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,240,361	–	–	1,240,361
Affiliated Partnership	–	19,244	–	19,244
Cash Equivalent	7,081	–	–	7,081

Total Investments in Securities	1,247,442	19,244	–	1,266,686

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(30)	–	–	(30)

Total Other Financial Instruments	(30)	–	–	(30)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 19,825	$ 27,791	$ (28,368)	$ —	$(4)	$19,244	19,239,295	$29	$ —
SEI Daily Income Trust, Government Fund, Cl F	39,061	53,030	(85,010)	—	—	7,081	7,081,177	1	—

Totals	$ 58,886	$ 80,821	$ (113,378)	$-	$(4)	$26,325		$30	$-

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%
Australia — 1.5%
AGL Energy Ltd	1,205,000	$13,189
Coca-Cola Amatil Ltd	706,000	4,751
Coles Group Ltd	558,057	7,317
Dacian Gold Ltd *	30,706	8
Evolution Mining Ltd	744,290	3,055
Newcrest Mining Ltd	502,843	11,885
Northern Star Resources Ltd	41,849	423
Regis Resources Ltd	416,968	1,628
Westgold Resources Ltd *	154,637	244

		42,500

Austria — 0.0%
Agrana Beteiligungs AG	7,360	157
Flughafen Wien AG	4,508	141
Oberbank AG	175	17
Telekom Austria AG, Cl A *	38,558	285

		600

Belgium — 0.3%
Ageas SA/NV *	111,600	4,708
Colruyt SA	73,042	4,632

		9,340

Canada — 4.1%
Atco Ltd/Canada, Cl I	24,475	746
B2Gold Corp	689,372	4,635
Bank of Montreal	72,700	4,619
Bank of Nova Scotia/The	106,000	4,586
Barrick Gold Corp	154,000	4,567
BCE Inc (A)	74,600	3,210
Canadian Tire Corp Ltd, Cl A (A)	83,400	8,734
Canadian Utilities Ltd, Cl A	17,388	437
Centerra Gold Inc	353,500	4,609
Constellation Software Inc/Canada	1,800	2,086
Dundee Precious Metals Inc	81,100	588
Empire Co Ltd, Cl A	32,100	836
George Weston Ltd	60,213	4,355
Great-West Lifeco Inc	172,100	3,515
Hydro One Ltd	132,800	2,752
Kinross Gold Corp *	454,300	4,038
Kirkland Lake Gold Ltd	30,000	1,600
Loblaw Cos Ltd	210,651	10,898
Lululemon Athletica Inc *	15,602	5,861
Metro Inc/CN, Cl A	72,700	3,288
National Bank of Canada	142,200	7,825
North West Co Inc/The	5,300	116
Osisko Gold Royalties Ltd	215,182	2,642
Power Corp of Canada	246,540	4,927
Roxgold Inc *	257,974	321
SSR Mining Inc *	149,476	3,210
TELUS Corp	631,600	11,644
Teranga Gold Corp *	9,744	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Torex Gold Resources Inc *	127,986	$1,978
Toronto-Dominion Bank/The	168,700	8,425
Wheaton Precious Metals Corp	8,200	438
Yamana Gold Inc	249,129	1,545

		119,144

Denmark — 0.7%
Carlsberg AS, Cl B	60,779	8,559
Coloplast A/S, Cl B	47,820	8,132
Genmab A/S *	2,544	963
Jeudan A/S	1,320	49
Novo Nordisk A/S, Cl B	31,390	2,083
Schouw & Co A/S	1,433	140

		19,926

Finland — 0.1%
Aspo Oyj	27	–
Elisa Oyj, Cl A	14,451	851
Kesko Oyj, Cl B	19,616	437
Olvi Oyj, Cl A	1,167	61
Orion Oyj, Cl B	46,662	2,194

		3,543

France — 2.1%
BioMerieux	14,830	2,253
Boiron SA	56	2
Carrefour SA	7,957	128
Cie des Alpes	164	3
Danone SA	63,190	4,163
Engie SA	536,900	7,491
Eurofins Scientific SE	1,487	1,195
Eutelsat Communications SA	75,471	761
Fountaine Pajot SA	345	28
Orange SA	502,262	5,610
Sanofi	235,756	23,993
Sartorius Stedim Biotech	2,666	957
SEB SA	7,121	1,253
Societe BIC SA	77,200	4,460
TOTAL SE	133,400	5,289
Veolia Environnement SA	108,659	2,629

		60,215

Germany — 1.6%
Allianz SE	24,800	5,389
Bayerische Motoren Werke AG	45,600	3,282
Beiersdorf AG	14,750	1,709
Deutsche Telekom AG	992,497	17,541
Knorr-Bremse AG	44,322	5,648
McKesson Europe AG *	1,563	49
Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen	30,500	8,841
Scout24 AG	24,633	2,301
Siemens Healthineers AG	1,700	77
Talanx AG	39,508	1,474

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Wuestenrot & Wuerttembergische AG	5,972	$104

		46,415

Hong Kong — 1.0%
Chevalier International Holdings Ltd	14,000	18
Chinney Investments Ltd	88,000	19
CITIC Telecom International Holdings Ltd	245,000	85
CK Hutchison Holdings Ltd	449,500	2,944
CK Infrastructure Holdings Ltd	228,425	1,209
CLP Holdings Ltd	671,680	6,600
Fountain SET Holdings Ltd	386,000	44
HK Electric Investments & HK Electric Investments Ltd	2,671,521	2,720
HKT Trust & HKT Ltd	4,444,686	6,354
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	56
Paliburg Holdings Ltd	104,000	25
PCCW Ltd	1,852,000	1,161
Power Assets Holdings Ltd	139,500	799
Regal Hotels International Holdings Ltd	98,000	35
Sun Hung Kai Properties Ltd	239,000	3,213
Transport International Holdings Ltd	13,200	25
WH Group Ltd	4,215,000	3,639
Wing Tai Properties	18,000	9
Yue Yuen Industrial Holdings Ltd	509,522	882

		29,837

Ireland — 0.0%
Jazz Pharmaceuticals PLC *	5,354	720

Israel — 1.2%
Bank Hapoalim BM	57,073	346
Bank Leumi Le-Israel BM	1,313,081	6,738
Bayside Land Corp	402	243
Brack Capital Properties NV *	782	61
Check Point Software Technologies Ltd *	95,311	12,034
Freshmarket Ltd	23,543	100
Isracard Ltd	1	–
Malam - Team Ltd	342	62
Mediterranean Towers Ltd *	29,264	67
Mizrahi Tefahot Bank Ltd	519,081	10,595
Neto ME Holdings Ltd	1,148	53
Nice Ltd *	3,421	784
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	819
Shufersal Ltd	329,903	2,598
Strauss Group Ltd	34,839	1,019
Summit Real Estate Holdings Ltd	2,627	26
Victory Supermarket Chain Ltd	1,785	43

		35,588

Italy — 1.0%
A2A SpA	1,020,552	1,489
ACEA SpA	4,161	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DiaSorin SpA	5,723	$1,037
Enel SpA	2,169,324	19,727
Hera SpA	692,174	2,646
Iren SpA	885,046	2,325
Orsero SpA *	7,913	56

		27,365

Japan — 9.0%
Aeon Co Ltd	17,700	439
Aeon Hokkaido Corp	18,800	140
Ahjikan Co Ltd	5,308	39
Anabuki Kosan Inc	1,600	22
Aozora Bank Ltd	85,300	1,532
Araya Industrial Co Ltd	3,800	37
Arcs Co Ltd	4,700	116
Astellas Pharma Inc	792,200	12,435
Atsugi Co Ltd	21,950	103
Belc Co Ltd	1,000	71
Biofermin Pharmaceutical Co Ltd	1,300	30
Can Do Co Ltd	20,916	426
Canon Inc	243,300	4,203
C’BON COSMETICS Co Ltd	3,200	55
Choushimaru Co Ltd	12,894	124
Chugoku Electric Power Co Inc/The	164,508	2,004
Cosmos Pharmaceutical Corp	19,900	3,500
Create Medic Co Ltd	3,300	31
Create SD Holdings Co Ltd	3,200	115
Daiohs Corp	2,700	25
DCM Holdings Co Ltd	125,300	1,534
DyDo Group Holdings Inc	16,496	772
Earth Corp	7,500	553
Ebara Foods Industry Inc	1,700	35
Eco’s Co Ltd/Japan	1,500	31
ESTELLE Holdings Co Ltd	6,000	35
Fujicco Co Ltd	2,000	39
FUJIFILM Holdings Corp	116,500	5,544
Fujitsu Ltd	21,600	2,815
Fujiya Co Ltd	9,400	193
Hakudo Co Ltd	2,100	23
Hankyu Hanshin REIT Inc ‡	79	89
Heiwado Co Ltd	3,700	76
Hitachi Ltd	525	17
Hokuto Corp	9,400	191
ITOCHU Corp	440,400	11,311
Itochu-Shokuhin Co Ltd	953	50
Itoham Yonekyu Holdings Inc	8,000	53
Japan Post Holdings Co Ltd	842,400	6,226
Japan Tobacco Inc	694,800	12,989
J-Oil Mills Inc	700	24
JXTG Holdings	1,100,600	4,313
Kakiyasu Honten Co Ltd	7,053	166
Kameda Seika Co Ltd	1,300	65

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kato Sangyo Co Ltd	16,200	$558
KDDI Corp	821,200	23,836
Keiyo Co Ltd	14,748	119
Kewpie Corp	4,200	80
King Jim Co Ltd	7,400	62
Kohnan Shoji Co Ltd	150,054	5,419
K’s Holdings Corp	49,400	700
Kuraray Co Ltd	165,400	1,692
Kyokuyo Co Ltd	14,100	357
KYORIN Holdings Inc	24,100	456
Kyushu Electric Power Co Inc	59,800	530
Lasertec Corp	34,200	2,580
Lawson Inc	9,900	488
Life Corp	5,500	251
Lion Corp	99,600	2,110
McDonald’s Holdings Co Japan Ltd	15,700	770
Medipal Holdings Corp	78,800	1,506
Ministop Co Ltd	9,400	134
Mitsubishi Shokuhin Co Ltd	3,200	83
Miyoshi Oil & Fat Co Ltd	10,700	117
Mizuho Financial Group Inc	9,417,000	12,770
Mochida Pharmaceutical Co Ltd	14,000	517
Mori Trust Sogo Reit Inc ‡	172	225
Morozoff Ltd	700	35
MS&AD Insurance Group Holdings Inc	37,300	1,034
Natori Co Ltd	1,800	31
Nihon Chouzai Co Ltd	2,200	34
Nintendo Co Ltd	2,600	1,391
Nippon Beet Sugar Manufacturing Co Ltd	3,000	52
Nippon Flour Mills Co Ltd	217,642	3,458
Nippon Kanzai Co Ltd	5,894	111
Nippon Telegraph & Telephone Corp	1,162,600	26,438
Nisshin Oillio Group Ltd/The	2,249	67
Nissui Pharmaceutical Co Ltd	8,900	94
NJS Co Ltd	3,200	54
NTT DOCOMO Inc	473,900	13,223
Okinawa Cellular Telephone Co	3,311	130
Okinawa Electric Power Co Inc/The	38,902	609
Okuwa Co Ltd	5,300	73
Oracle Corp Japan	51,954	6,095
OUG Holdings Inc	3,500	93
San-A Co Ltd, Cl A	4,800	195
Secom Co Ltd	22,900	2,165
Sekisui Chemical Co Ltd	254,100	4,066
Senko Group Holdings Co Ltd	429,100	3,800
Seven & i Holdings Co Ltd	93,400	3,024
Showa Sangyo Co Ltd	10,900	362
SKY Perfect JSAT Holdings Inc	387,500	1,480
SoftBank Corp	1,544,400	20,280
ST Corp	2,100	40
Starts Proceed Investment Corp ‡	96	180
Sugi Holdings Co Ltd	39,300	2,835

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sundrug Co Ltd	112,400	$4,181
Takihyo Co Ltd	2,800	45
Teijin Ltd	327,300	5,136
Toho Holdings Co Ltd	20,900	404
Tohoku Electric Power Co Inc	20,000	203
Tokyo Electric Power Co Holdings Inc *	547,300	1,610
Toyo Suisan Kaisha Ltd	29,400	1,669
Toyota Motor Corp	163,300	10,789
Tsukada Global Holdings Inc	6,700	17
Tsuruha Holdings Inc	43,000	5,742
Unicafe Inc	9,700	89
Unicharm Corp	41,500	1,806
United Super Markets Holdings Inc	23,300	274
Valor Holdings Co Ltd	6,700	171
Vital KSK Holdings Inc	32,600	329
WDI Corp	330	4
Welcia Holdings Co Ltd	103,200	4,413
Wowow Inc	3,276	84
Yamaguchi Financial Group Inc	365,000	2,420
Yaoko Co Ltd	6,500	508
Zaoh Co Ltd	2,000	27

		259,321

Netherlands — 1.5%
Adyen NV *	1,846	3,121
Koninklijke Ahold Delhaize NV	1,093,213	33,093
NN Group NV	137,300	5,186
Signify NV	78,500	2,637

		44,037

New Zealand — 0.5%
a2 Milk Co Ltd/The *	94,053	1,182
Argosy Property Ltd ‡	358,673	332
Chorus Ltd	49,675	285
Contact Energy Ltd	450,797	1,904
EBOS Group Ltd	14,634	229
Fisher & Paykel Healthcare Corp Ltd	90,220	2,247
Genesis Energy Ltd	404,565	826
Goodman Property Trust ‡	559,995	882
Investore Property Ltd ‡	188	–
Kiwi Property Group Ltd ‡	650,325	457
Mainfreight Ltd	15,487	502
Mercury NZ Ltd	349,484	1,226
Property for Industry Ltd ‡	92,461	163
Sanford Ltd/NZ	8,999	35
Spark New Zealand Ltd	1,386,039	4,525
Stride Property Group	116,528	152
Trustpower Ltd	12,723	58

		15,005

Norway — 0.7%
Orkla ASA	1,384,689	14,189
Sparebanken More	209	7

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telenor ASA	434,824	$7,120

		21,316

Portugal – 0.0%
Jeronimo Martins SGPS SA	12,386	204
Novabase SGPS SA	8,381	33
REN - Redes Energeticas Nacionais SGPS SA	264,138	768
Sonae SGPS SA	192,338	137

		1,142

Singapore – 0.7%
DBS Group Holdings Ltd	330,900	5,079
Oversea-Chinese Banking Corp Ltd	704,300	4,491
Sheng Siong Group Ltd	1,208,533	1,556
Singapore Exchange Ltd	71,500	453
SPH REIT ‡	204,786	131
United Overseas Bank Ltd	616,700	8,872

		20,582

Spain – 0.9%
Ebro Foods SA	103,099	2,536
Endesa SA	340,317	9,463
Iberdrola SA	1,127,050	14,231

		26,230

Sweden – 0.9%
Axfood AB	251,027	5,565
Evolution Gaming Group AB	60,560	4,548
ICA Gruppen AB *	275,767	13,563
Swedish Match AB	11,033	840

		24,516

Switzerland – 4.4%
Allreal Holding AG	11,443	2,379
Basellandschaftliche Kantonalbank	74	75
BKW AG	9,657	949
Chocoladefabriken Lindt & Spruengli AG	107	914
Crealogix Holding AG	301	33
Emmi AG	316	325
EMS-Chemie Holding AG	229	207
Helvetia Holding AG	34,800	3,287
Intershop Holding AG	291	185
Investis Holding SA	813	76
Logitech International SA	110,726	8,217
Mobimo Holding AG	967	285
Nestle SA	80,941	9,758
Novartis AG	287,233	24,894
Novavest Real Estate AG	1,207	59
Orior AG	4,947	429
PSP Swiss Property AG	19,986	2,395
Roche Holding AG	121,074	42,449
Schindler Holding AG	7,314	1,958
Sonova Holding AG	15,322	3,592
Swiss Life Holding AG	15,700	6,361
Swiss Prime Site AG	3,953	357

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swisscom AG	17,514	$9,725
TX Group AG	1,293	103
Zurich Insurance Group AG	24,400	9,051

		128,063

United Kingdom – 3.9%
3i Group PLC	396,800	4,960
AEW UK REIT PLC ‡	65,183	70
Amino Technologies PLC	28,544	49
BAE Systems PLC	1,526,300	10,594
British American Tobacco PLC	274,000	9,321
Britvic PLC	373,174	4,252
BT Group PLC, Cl A	2,303,600	3,243
Diageo PLC	76,773	2,568
GlaxoSmithKline PLC	1,390,781	27,416
Hikma Pharmaceuticals PLC	73,289	2,327
Hummingbird Resources PLC *	82,842	40
Imperial Brands PLC	682,300	11,462
J Sainsbury PLC	2,514,039	6,187
Liberty Global PLC *	103,116	2,373
Pan African Resources PLC	144,024	47
ScS Group PLC	12,552	29
Secure Income REIT Plc ‡	18,333	68
Tate & Lyle PLC	1,054,895	9,645
Unilever PLC	132,248	7,886
Wm Morrison Supermarkets PLC	3,579,692	9,224

		111,761

United States – 62.4%

Communication Services – 5.8%
Activision Blizzard Inc	61,266	5,117
AT&T Inc	1,291,361	38,495
ATN International Inc	4,525	262
BCE Inc	228,183	9,814
Comcast Corp, Cl A	734,265	32,902
Facebook Inc, Cl A *	20,538	6,022
Fox Corp	155,347	4,324
Interpublic Group of Cos Inc/The	64,345	1,143
John Wiley & Sons Inc, Cl A	47,026	1,488
MSG Networks Inc *	7,779	76
News Corp, Cl A	245,218	3,708
Omnicom Group Inc	88,629	4,794
Scholastic Corp	48,941	1,101
Take-Two Interactive Software Inc *	27,626	4,729
Telephone and Data Systems Inc	67,700	1,566
Verizon Communications Inc	859,181	50,924

		166,465

Consumer Discretionary – 5.3%
Acushnet Holdings Corp	38,121	1,345
Amazon.com Inc *	1,303	4,497
American Public Education Inc *	1,875	59
AutoZone Inc *	11,900	14,236

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbia Sportswear Co	53,952	$4,617
Dollar General Corp	62,032	12,523
Dollar Tree Inc *	55,407	5,334
Domino’s Pizza Inc	15,789	6,457
DR Horton Inc	101,300	7,230
eBay Inc	439,477	24,075
Ford Motor Co	403,300	2,751
General Motors Co	153,400	4,545
Genuine Parts Co	45,461	4,293
Graham Holdings Co, Cl B	2,139	915
Haverty Furniture Cos Inc	8,342	176
Johnson Outdoors Inc, Cl A	2,723	233
Liberty Media Corp-Liberty Braves, Cl C *	4,892	95
Lowe’s Cos Inc	10,640	1,752
Marcus Corp/The	18,438	289
PulteGroup Inc	203,800	9,087
Reading International Inc, Cl A *	2,200	9
Service Corp International/US	36,713	1,676
Target Corp	310,523	46,954

		153,148

Consumer Staples – 10.9%
Altria Group Inc	321,200	14,049
Archer-Daniels-Midland Co	36,457	1,632
BJ’s Wholesale Club Holdings Inc *	3,629	161
Campbell Soup Co	146,552	7,710
Casey’s General Stores Inc	35,920	6,388
Central Garden & Pet Co, Cl A *	13,940	518
Church & Dwight Co Inc	109,237	10,468
Clorox Co/The	76,854	17,177
Coca-Cola Co/The	65,975	3,268
Colgate-Palmolive Co	189,074	14,986
Costco Wholesale Corp	61,790	21,482
Darling Ingredients Inc *	3,558	114
Flowers Foods Inc	58,907	1,441
General Mills Inc	357,662	22,873
Herbalife Nutrition Ltd *	3,334	164
Hershey Co/The	15,053	2,237
Hormel Foods Corp	78,512	4,003
Ingles Markets Inc, Cl A	2,749	111
Ingredion Inc	82,179	6,610
Inter Parfums Inc	5,210	233
J & J Snack Foods Corp	12,322	1,675
J M Smucker Co/The	148,053	17,793
John B Sanfilippo & Son Inc	13,699	1,091
Kellogg Co	167,014	11,843
Kimberly-Clark Corp	151,388	23,883
Kroger Co/The	907,037	32,363
Lancaster Colony Corp	9,258	1,645
Molson Coors Beverage Co, Cl B	118,300	4,453
PepsiCo Inc	63,410	8,881
Procter & Gamble Co/The	95,842	13,258

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sprouts Farmers Market Inc *	66,726	$1,558
Tyson Foods Inc, Cl A	190,700	11,976
USANA Health Sciences Inc *	37,440	2,936
Village Super Market Inc, Cl A	1,724	44
Walgreens Boots Alliance Inc	298,837	11,362
Walmart Inc	214,514	29,785
WD-40 Co	14,216	2,905
Weis Markets Inc	8,758	431

		313,507

Energy – 0.2%
Murphy USA Inc *	439	59
Phillips 66	103,300	6,040

		6,099

Financials – 5.6%
1st Source Corp	3,670	126
Aflac Inc	173,000	6,283
Allstate Corp/The	218,900	20,358
American Financial Group Inc/OH	85,532	5,718
Annaly Capital Management Inc ‡	540,500	3,973
Ares Capital Corp	210,500	3,096
Associated Banc-Corp	64,455	866
Axis Capital Holdings Ltd	132,900	6,347
BancFirst Corp	2,370	104
Bank of Hawaii Corp	21,410	1,178
Bank of Marin Bancorp	926	29
Bank of New York Mellon Corp/The	268,100	9,914
BankFinancial Corp	18,693	136
Bankwell Financial Group Inc	909	14
Banner Corp	13,495	487
BayCom Corp *	3,168	37
Berkshire Hathaway Inc, Cl B *	111,488	24,309
BlackRock TCP Capital Corp	93,438	921
Bridge Bancorp Inc	3,623	73
Bridgewater Bancshares Inc *	6,175	60
Brookline Bancorp Inc	18,922	182
Bryn Mawr Bank Corp	4,802	130
Camden National Corp	2,985	97
Capitol Federal Financial Inc	34,733	324
Carter Bank & Trust	4,661	33
Cathay General Bancorp	18,544	458
CBTX Inc	4,594	72
Central Pacific Financial Corp	50,110	776
Chimera Investment Corp ‡	284,400	2,528
Columbia Financial Inc *	24,073	257
Commerce Bancshares Inc/MO	27,488	1,637
Community Trust Bancorp Inc	1,332	43
ConnectOne Bancorp Inc	5,194	79
CVB Financial Corp	14,884	271
Erie Indemnity Co, Cl A	1,422	304
Everest Re Group Ltd	31,133	6,852
Farmers National Banc Corp	1,592	19

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fidus Investment Corp	16,832	$176
Financial Institutions Inc	5,314	92
First Bancorp/Southern Pines NC	4,462	91
First Busey Corp	8,440	150
First Commonwealth Financial Corp	20,867	171
First Hawaiian Inc	15,939	263
First Interstate BancSystem Inc, Cl A	1,873	61
First of Long Island Corp/The	2,599	40
Flagstar Bancorp Inc	32,995	1,037
Fulton Financial Corp	7,446	73
Globe Life Inc	74,303	6,129
Great Southern Bancorp Inc	3,590	138
HarborOne Bancorp Inc	80,255	694
Hartford Financial Services Group Inc/The	209,700	8,482
Hilltop Holdings Inc	21,042	433
HomeStreet Inc	1,919	53
HomeTrust Bancshares Inc	15,505	218
Independent Bank Corp/MI	24,528	366
JPMorgan Chase & Co	69,588	6,972
Kearny Financial Corp/MD	50,693	393
Lakeland Bancorp Inc	26,136	278
Lakeland Financial Corp	6,854	313
Macatawa Bank Corp	2,501	18
Mercantile Bank Corp	3,028	66
Meridian Bancorp Inc	30,904	360
National Bank Holdings Corp, Cl A	14,404	410
National Western Life Group Inc, Cl A	150	33
NBT Bancorp Inc	2,347	72
New Mountain Finance Corp	1,132	11
Northfield Bancorp Inc	23,001	222
Northwest Bancshares Inc	123,928	1,253
Oaktree Strategic Income Corp	199	1
Old Second Bancorp Inc	7,759	63
PCB Bancorp	1,470	14
PCSB Financial Corp	8,024	102
Peoples Bancorp Inc/OH	12,877	272
PNC Financial Services Group Inc/The	38,500	4,281
Preferred Bank/Los Angeles CA	3,789	142
Premier Financial Corp	5,273	96
Progressive Corp/The	26,496	2,518
Provident Financial Holdings Inc	9,453	113
Provident Financial Services Inc	40,232	530
QCR Holdings Inc	2,100	63
Reinsurance Group of America Inc, Cl A	8,350	766
Sierra Bancorp	899	16
Sixth Street Specialty Lending Inc	23,637	416
Solar Capital Ltd	9,799	165
Solar Senior Capital Ltd	6,117	82
Southside Bancshares Inc	1,147	32
Starwood Property Trust Inc ‡	211,700	3,303
Stellus Capital Investment Corp	100	1
Stock Yards Bancorp Inc	5,059	217

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TCG BDC Inc	10,531	$93
Territorial Bancorp Inc	2,474	52
Tradeweb Markets Inc, Cl A	17,127	981
Travelers Cos Inc/The	66,600	7,728
TriCo Bancshares	4,291	119
TriState Capital Holdings Inc *	2,837	39
TrustCo Bank Corp NY	30,117	180
Trustmark Corp	44,240	1,039
UMB Financial Corp	3,331	179
Umpqua Holdings Corp	46,092	520
United Community Banks Inc/GA	15,757	286
Univest Financial Corp	10,754	173
US Bancorp	150,185	5,467
Voya Financial Inc	9,320	484
Washington Federal Inc	59,161	1,387
Washington Trust Bancorp Inc	2,184	73
Waterstone Financial Inc	85,537	1,325
Westamerica BanCorp	6,717	409
Zions Bancorp NA	26,439	850

		161,736

Health Care – 14.0%
AbbVie Inc	55,735	5,338
Agilent Technologies Inc	4,849	487
Amgen Inc	110,740	28,053
AMN Healthcare Services Inc *	1,860	100
AngioDynamics Inc *	840	8
Anika Therapeutics Inc *	2,936	113
Anthem Inc	18,545	5,221
Biogen Inc *	38,653	11,118
Bio-Rad Laboratories Inc, Cl A *	18,592	9,456
Bristol-Myers Squibb Co	374,111	23,270
Bruker Corp	11,302	475
Cerner Corp	108,194	7,938
Chemed Corp	26,986	13,955
CVS Health Corp	206,035	12,799
Danaher Corp	44,157	9,117
DaVita Inc *	37,833	3,282
DexCom Inc *	6,178	2,628
Eli Lilly and Co	46,018	6,829
Enanta Pharmaceuticals Inc *	8,559	447
Encompass Health Corp	105,391	6,876
Gilead Sciences Inc	325,722	21,742
Hanger Inc *	11,780	233
HCA Healthcare Inc	110,054	14,937
HealthStream Inc *	8,152	169
Henry Schein Inc *	48,329	3,211
Hill-Rom Holdings Inc	8,257	774
Hologic Inc *	7,781	465
Humana Inc	18,055	7,496
IDEXX Laboratories Inc *	3,746	1,465
Johnson & Johnson	307,401	47,158

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Luminex Corp	21,286	$568
Masimo Corp *	21,688	4,858
Medtronic PLC	86,421	9,288
Merck & Co Inc	425,618	36,292
Mettler-Toledo International Inc *	4,681	4,544
Moderna Inc *	2,957	192
National HealthCare Corp	17,703	1,128
NextGen Healthcare Inc *	1,109	15
Orthofix Medical Inc *	18,249	554
PerkinElmer Inc	22,015	2,592
Pfizer Inc	952,435	35,993
Phibro Animal Health Corp, Cl A	15,960	343
Prestige Consumer Healthcare Inc *	49,788	1,814
Quest Diagnostics Inc	50,234	5,588
Regeneron Pharmaceuticals Inc *	11,296	7,003
STERIS PLC	19,318	3,084
Taro Pharmaceutical Industries Ltd *	7,891	483
Thermo Fisher Scientific Inc	10,411	4,466
United Therapeutics Corp *	47,458	5,076
UnitedHealth Group Inc	2,011	629
Universal Health Services Inc, Cl B	139,930	15,441
Varian Medical Systems Inc *	2,027	352
Vertex Pharmaceuticals Inc *	26,953	7,523
Waters Corp *	8,003	1,731
West Pharmaceutical Services Inc	32,969	9,362

		404,079

Industrials – 4.4%
Allison Transmission Holdings Inc, Cl A	162,700	5,836
Brady Corp, Cl A	38,074	1,785
Carrier Global Corp	50,300	1,501
CH Robinson Worldwide Inc	57,501	5,652
EMCOR Group Inc	8,317	624
Ennis Inc	26,011	477
Expeditors International of Washington Inc	75,121	6,640
General Dynamics Corp	61,300	9,155
HD Supply Holdings Inc *	179,600	7,123
Herman Miller Inc	35,937	856
HNI Corp	5,364	171
JB Hunt Transport Services Inc	46,588	6,547
Kforce Inc	2,169	74
Lockheed Martin Corp	41,970	16,379
McGrath RentCorp	7,620	506
Northrop Grumman Corp	64,642	22,147
Old Dominion Freight Line Inc	3,667	741
Otis Worldwide Corp	25,150	1,582
Regal Beloit Corp	4,891	484
Republic Services Inc, Cl A	114,896	10,653
Resources Connection Inc	10,816	133
Robert Half International Inc	16,494	877
Rollins Inc	104,067	5,738
Steelcase Inc, Cl A	38,604	403

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TrueBlue Inc *	33,877	$573
United Parcel Service Inc, Cl B	43,568	7,129
Waste Management Inc	104,258	11,885

		125,671

Information Technology – 10.5%
Accenture PLC, Cl A	458	110
ADTRAN Inc	20,602	228
Advanced Micro Devices Inc *	13,663	1,241
Agilysys Inc *	3,072	78
Akamai Technologies Inc *	2,320	270
Amdocs Ltd	472,097	28,907
Apple Inc	42,588	5,496
Arista Networks Inc *	13,795	3,083
Booz Allen Hamilton Holding Corp, Cl A	26,224	2,309
CACI International Inc, Cl A *	57,116	13,376
Calix Inc *	46,092	897
CDK Global Inc	136,000	6,340
Ciena Corp *	80,140	4,550
Cisco Systems Inc	600,651	25,360
Citrix Systems Inc	109,882	15,955
Cognizant Technology Solutions Corp, Cl A	151,900	10,156
CommVault Systems Inc *	19,478	842
Computer Programs and Systems Inc	18,023	493
Comtech Telecommunications Corp	6,535	108
Cornerstone OnDemand Inc *	9,536	336
CSG Systems International Inc	65,098	2,771
Dropbox Inc, Cl A *	12,189	258
DSP Group Inc *	2,459	35
EchoStar Corp, Cl A *	42,370	1,245
F5 Networks Inc *	52,002	6,881
Intel Corp	463,300	23,605
InterDigital Inc	3,776	231
International Business Machines Corp	165,800	20,445
Intuit Inc	8,861	3,061
J2 Global Inc *	37,189	2,603
Juniper Networks Inc	505,345	12,634
MAXIMUS Inc	26,731	2,073
Microsoft Corp	56,650	12,776
MicroStrategy Inc, Cl A *	3,423	494
Model N Inc *	3,377	133
Motorola Solutions Inc	22,243	3,442
NetScout Systems Inc *	57,856	1,339
NortonLifeLock Inc	178,914	4,208
Nuance Communications Inc *	37,169	1,114
Oracle Corp	756,020	43,259
Palo Alto Networks Inc *	17,511	4,508
Progress Software Corp	42,298	1,603
QAD Inc, Cl A	4,283	195
Radware Ltd *	43,604	1,130
Ribbon Communications Inc *	6,144	26
ScanSource Inc *	6,117	151

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology PLC	38,951	$1,869
Silicom Ltd *	2,397	88
SPS Commerce Inc *	11,312	904
SS&C Technologies Holdings Inc	10,004	637
Sykes Enterprises Inc *	95,054	3,147
Synopsys Inc *	5,200	1,151
Teradyne Inc	48,853	4,151
VeriSign Inc *	19,657	4,222
Viavi Solutions Inc *	111,510	1,487
Western Union Co/The	434,910	10,260
Zoom Video Communications Inc, Cl A *	14,586	4,742

		303,013

Materials – 1.6%
Kaiser Aluminum Corp	21,973	1,412
Materion Corp	38,447	2,099
NewMarket Corp	12,200	4,544
Newmont Corp	120,683	8,120
Reliance Steel & Aluminum Co	62,551	6,560
Royal Gold Inc	58,048	7,913
Sealed Air Corp	220,200	8,654
Silgan Holdings Inc	176,983	6,736

		46,038

Real Estate – 0.8%
Brandywine Realty Trust ‡	425,400	4,735
National Health Investors Inc ‡	106,100	6,605
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	2,953
VEREIT Inc ‡	1,157,900	7,781

		22,074

Utilities – 3.3%
Alliant Energy Corp	96,570	5,229
American Electric Power Co Inc	45,477	3,585
Avista Corp	28,592	1,054
Consolidated Edison Inc	51,280	3,658
Entergy Corp	123,800	12,274
Evergy Inc	171,600	9,133
Exelon Corp	504,000	18,603
FirstEnergy Corp	43,700	1,249
Hawaiian Electric Industries Inc	114,206	3,953
IDACORP Inc	13,714	1,233
MDU Resources Group Inc	119,156	2,814
National Fuel Gas Co	166,500	7,599
NextEra Energy Inc	8,129	2,269
NorthWestern Corp	39,846	2,058
Otter Tail Corp	3,124	121
Portland General Electric Co	56,572	2,158
Public Service Enterprise Group Inc	262,900	13,734
Star Group LP (B)	3,247	32
Unitil Corp	1,290	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	45,774	$3,180

		93,990

		1,795,820

Total Common Stock
(Cost $2,649,753) ($ Thousands)		2,842,986

PREFERRED STOCK – 0.2%
Germany – 0.2%
Henkel AG & Co KGaA (C)	52,390	5,362

Total Preferred Stock
(Cost $4,782) ($ Thousands)		5,362

AFFILIATED PARTNERSHIP – 0.4%
SEI Liquidity Fund, L.P. 0.140% **†(D)	11,996,789	12,002

Total Affiliated Partnership
(Cost $12,002) ($ Thousands)		12,002

CASH EQUIVALENT – 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	17,581,961	17,582

Total Cash Equivalent
(Cost $17,582) ($ Thousands)		17,582

Total Investments – 99.7%
(Cost $2,684,119) ($ Thousands)		$2,877,932

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	21	Sep-2020	$808	$820	$—
FTSE 100 Index	10	Sep-2020	782	798	(1)
Hang Seng Index	2	Oct-2020	327	324	(3)
S&P 500 Index E-MINI	23	Sep-2020	3,800	4,024	224
SPI 200 Index	4	Sep-2020	439	446	(4)
TOPIX Index	9	Sep-2020	1,305	1,371	67

			$7,461	$7,783	$283

A list of the open forwards contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/21/20	USD	55	HKD	430	$—
Brown Brothers Harriman	09/21/20	USD	115	HKD	894	—
Brown Brothers Harriman	09/21/20	USD	183	DKK	1,147	1
Brown Brothers Harriman	09/21/20	USD	95	SGD	129	1
Brown Brothers Harriman	09/21/20	USD	101	SGD	137	—
Brown Brothers Harriman	09/21/20	USD	301	SEK	2,614	2
Brown Brothers Harriman	09/21/20	USD	361	NOK	3,195	8
Brown Brothers Harriman	09/21/20	USD	438	NZD	661	8
Brown Brothers Harriman	09/21/20	USD	972	AUD	1,337	16
Brown Brothers Harriman	09/21/20	USD	992	CHF	899	7
Brown Brothers Harriman	09/21/20	USD	1,192	GBP	898	11
Brown Brothers Harriman	09/21/20	USD	1,301	CAD	1,712	13
Brown Brothers Harriman	09/21/20	USD	2,427	EUR	2,044	18
Brown Brothers Harriman	09/21/20	NZD	12,548	USD	8,291	(187)
Brown Brothers Harriman	09/21/20	SGD	14,496	USD	10,612	(52)
Brown Brothers Harriman	09/21/20	AUD	34,991	USD	25,315	(561)
Brown Brothers Harriman	09/21/20	GBP	43,933	USD	57,939	(885)
Brown Brothers Harriman	09/21/20	DKK	59,373	USD	9,492	(52)
Brown Brothers Harriman	09/21/20	CHF	59,565	USD	65,479	(728)
Brown Brothers Harriman	09/21/20	CAD	76,953	USD	58,470	(601)
Brown Brothers Harriman	09/21/20	NOK	97,943	USD	11,063	(228)
Brown Brothers Harriman	09/21/20	SEK	108,133	USD	12,478	(65)
Brown Brothers Harriman	09/21/20	EUR	108,986	USD	129,730	(660)
Brown Brothers Harriman	09/21/20	HKD	121,729	USD	15,706	1
Brown Brothers Harriman	09/21/20	HKD	179	USD	23	—
Brown Brothers Harriman	09/23/20	USD	465	JPY	49,318	—
Brown Brothers Harriman	09/23/20	USD	2,745	JPY	289,571	(13)
Brown Brothers Harriman	09/23/20	JPY	13,922,382	USD	131,779	436
Brown Brothers Harriman	09/23/20	JPY	242,387	USD	2,275	(12)

						$(3,522)

Percentages are based on a Net Assets of $2,885,924 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $11,321 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $32 ($ Thousands), or 0.0% of Net Assets.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $12,002 ($ Thousands).

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Global Managed Volatility Fund (Concluded)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,842,033	953	–	2,842,986
Preferred Stock	5,362	–	–	5,362
Affiliated Partnership	–	12,002	–	12,002
Cash Equivalent	17,582	–	–	17,582

Total Investments in Securities	2,864,977	12,955	–	2,877,932

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	291	–	–	291
Unrealized Depreciation	(8)	–	–	(8)
Forwards Contracts*
Unrealized Appreciation	–	522	–	522
Unrealized Depreciation	–	(4,044)	–	(4,044)

Total Other Financial Instruments	283	(3,522)	–	(3,239)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 44,070	$ (32,068)	$ —	$ —	$12,002	11,996,789	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	36,578	74,413	(93,409)	—	—	17,582	17,581,961	3

Totals	$ 36,578	$ 118,483	$ (125,477)	$ —	$ —	$ 29,584		$3	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Argentina — 0.7%
MercadoLibre Inc *	54,223	$63,365

Australia — 4.9%
a2 Milk Co Ltd *(A)	4,738,899	59,614
Adelaide Brighton	382,865	722
ASX Ltd	755,615	48,807
BGP Holdings *	239,898	—
BHP Group Ltd	264,869	7,426
BlueScope Steel Ltd	4,013,344	37,665
Cochlear Ltd	74,052	10,523
CSL Ltd	79,419	16,799
Evolution Mining Ltd	1,078,167	4,425
Fisher & Paykel Healthcare	53,155	1,318
Fortescue Metals Group Ltd	2,513,549	32,382
Iluka Resources Ltd	165,171	1,239
Kogan.com Ltd	132,685	2,041
Macquarie Group Ltd	78,410	7,405
Mineral Resources Ltd (A)	438,512	9,463
Newcrest Mining Ltd	2,199,272	51,982
Northern Star Resources Ltd	1,894,750	19,127
Orora Ltd	848,711	1,406
OZ Minerals Ltd	140,290	1,517
Perseus Mining Ltd *	1,514,745	1,619
Qantas Airways Ltd	13,320,009	38,812
Redbubble *	60,173	174
Regis Resources Ltd	517,516	2,021
Rio Tinto Ltd	279,422	20,252
South32 Ltd	7,569,342	11,756
Suncorp Group Ltd	4,133,820	28,432
Westpac Banking	2,082,240	27,010

		443,937

Austria — 0.0%
Andritz	15,332	514
Raiffeisen Bank International AG	81,545	1,463

		1,977

Belgium — 0.4%
Ageas SA/NV *	20,028	845
Colruyt SA	29,666	1,881
KBC Group NV	465,801	26,840
Umicore SA	204,799	9,439

		39,005

Brazil — 0.7%
B3 SA - Brasil Bolsa Balcao	4,585,631	49,276
BRF SA *	606,000	2,181
Cia de Saneamento Basico do Estado de Sao Paulo	95,000	834
EDP - Energias do Brasil SA	172,696	590
IRB Brasil Resseguros S/A	1,177,325	1,537
Marfrig Global Foods SA *	321,700	1,044

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YDUQS Participacoes SA	1,580,400	$7,764

		63,226

Canada — 2.8%
Agnico Eagle Mines Ltd	222,150	18,335
Alimentation Couche-Tard Inc, Cl B	54,900	1,794
BRP Inc	207,467	11,280
Canadian Natural Resources Ltd	146,700	2,896
Canfor Corp *	29,199	381
Cogeco Communications Inc	12,305	923
Constellation Software Inc/Canada	17,612	20,411
Eldorado Gold *	97,551	1,116
Empire Co Ltd, Cl A	341,400	8,896
Enerplus	333,700	886
Enghouse Systems Ltd	34,400	1,921
Home Capital Group Inc, Cl B *	645,300	10,915
iA Financial Corp Inc	89,501	3,225
Interfor *	48,800	640
KE Holdings ADR *	96,477	4,948
Lundin Mining Corp	5,472,529	34,315
Magna International Inc, Cl A	74,000	3,608
Manulife Financial Corp	703,900	10,394
Norbord Inc	20,800	712
Open Text Corp	413,498	18,775
Power Corp of Canada	67,881	1,357
Quebecor Inc, Cl B	524,720	13,024
Real Matters Inc *	72,500	1,472
Ritchie Bros Auctioneers Inc	179,020	10,464
Stantec Inc	36,000	1,170
Sun Life Financial Inc (A)	246,900	10,316
Tencent Music Entertainment Group ADR *	851,392	13,307
TMX Group Ltd	463,815	48,811
West Fraser Timber Co Ltd	31,800	1,707

		257,999

China — 3.1%
Alibaba Group Holding Ltd ADR *	114,504	32,866
Autohome Inc ADR	21,904	1,758
Baidu Inc ADR *(A)	116,943	14,568
China Communications Services Corp Ltd, Cl H	3,178,000	2,087
China Conch Venture Holdings Ltd	862,500	3,739
China Construction Bank Corp, Cl H	8,210,000	5,816
China Minsheng Banking Corp Ltd, Cl H	760,025	463
China Mobile Ltd	7,569,500	52,888
China National Building Material Co Ltd, Cl H	3,026,000	4,256
China Telecom Corp Ltd, Cl H	9,116,000	2,988
Hollysys Automation Technologies Ltd	1,107,170	11,991
LONGi Green Energy Technology Co Ltd, Cl A	1,102,900	10,181
Midea Group Co Ltd, Cl A	5,298,084	54,520
Momo Inc ADR	316,615	6,459
NetEase Inc ADR	20,148	9,816
Oppein Home Group Inc, Cl A	2,002,420	29,504

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PICC Property & Casualty Co Ltd	3,436,000	$2,656
Ping An Insurance Group Co of China Ltd, Cl H	1,173,500	12,499
Vipshop Holdings Ltd ADR *	575,549	9,502
Weichai Power Co Ltd, Cl H	8,078,000	16,322

		284,879

Denmark — 3.5%
AP Moller - Maersk A/S, Cl B	6,036	9,274
Chr Hansen Holding A/S	98,012	11,277
Coloplast A/S, Cl B	32,730	5,566
Danske Bank A/S	2,125,627	32,967
DSV PANALPINA A/S	170,949	26,787
Genmab A/S *	25,606	9,692
GN Store Nord A/S	43,761	3,177
H Lundbeck A/S	96,561	3,177
Novo Nordisk A/S, Cl B	577,989	38,363
Novozymes A/S, Cl B	300,485	17,818
Orsted A/S	360,488	51,114
Pandora A/S	509,349	37,281
Rockwool International A/S, Cl B	7,979	3,038
Royal Unibrew A/S	53,670	5,639
Vestas Wind Systems A/S	379,249	57,783

		312,953

Finland — 0.8%
Kone Oyj, Cl B	446,940	38,388
Neste Oyj	171,790	9,217
Nokia ADR (A)	1,460,539	7,156
Nokia Oyj	444,724	2,174
Orion Oyj, Cl B	243,116	11,430
Outotec Oyj	524,370	3,917
Sanoma Oyj	27,718	361
Stora Enso Oyj, Cl R	125,570	1,853
Valmet OYJ	59,707	1,639

		76,135

France — 5.3%
Alstom SA	595,980	33,266
Atos SE	341,760	29,757
BNP Paribas SA	290,302	12,741
Cie de Saint-Gobain	1,098,497	44,692
Criteo SA ADR *	113,015	1,471
Danone SA	160,186	10,553
Edenred	333,017	17,210
Euronext NV	456,333	55,731
Faurecia SE	611,217	26,777
Fnac Darty SA	7,796	342
Ipsen SA	35,045	3,639
Legrand SA	131,687	11,007
L’Oreal SA	147,574	48,792
Orange SA	3,194,482	35,680
Peugeot SA	2,294,613	39,655
Remy Cointreau SA (A)	27,665	4,559

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanofi	807,525	$82,180
Schneider Electric SE	78,025	9,714
Ubisoft Entertainment SA *	179,570	14,799

		482,565

Germany — 6.9%
Allianz SE	197,620	42,943
Aroundtown SA	5,008,276	27,528
Bayer AG	88,745	5,927
Bayerische Motoren Werke AG	117,687	8,469
CECONOMY	38,982	181
Deutsche Boerse AG	458,912	87,051
E.ON SE	498,840	5,922
Evonik Industries AG	967,139	28,210
HelloFresh SE *	186,679	9,642
Linde	199,759	50,454
METRO AG	1,148,353	11,417
Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen	151,960	44,047
Rational	19,339	12,434
Rheinmetall AG	387,767	36,107
SAP SE	861,719	142,653
Scout24 AG	403,314	37,683
Siemens AG	190,536	26,392
TeamViewer AG *	875,684	47,719

		624,779

Greece — 0.2%
Hellenic Telecommunications Organization SA	690,180	11,285
OPAP SA	474,390	4,351

		15,636

Hong Kong — 7.4%
AIA Group Ltd	3,327,200	34,259
Alibaba Group Holding Ltd *	2,627,580	95,879
Alibaba Health Information Technology Ltd *	1,650,000	3,986
Anhui Conch Cement Co Ltd, Cl H	3,922,500	28,444
Brilliance China Automotive Holdings Ltd	1,378,000	1,234
Chaoda Modern Agriculture Holdings Ltd *	52,790	—
China Aoyuan Group Ltd	3,700,046	4,268
China Lesso Group Holdings Ltd	1,975,000	3,685
China Resources Cement Holdings Ltd	6,010,000	8,763
China Resources Gas Group Ltd	3,852,000	18,092
CITIC Ltd	1,244,000	1,135
Country Garden Services Holdings Co Ltd	1,816,283	12,667
Dongyue Group Ltd	4,653,000	1,993
Ever Sunshine Lifestyle Services Group Ltd	966,000	1,989
Galaxy Entertainment Group	2,398,000	18,890
Guangzhou Automobile Group Co Ltd, Cl H	18,348,000	15,767
Hengan International Group Co Ltd	886,000	6,985
Hong Kong Exchanges & Clearing Ltd	1,485,132	74,964
IGG Inc	267,000	308

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	35,283,000	$19,758
Kingboard Holdings Ltd	162,500	523
Kunlun Energy Co Ltd	21,564,000	16,082
Lee & Man Paper Manufacturing Ltd	2,233,243	1,337
Logan Property Holdings Co Ltd	2,733,368	5,093
Meituan Dianping, Cl B *	757,200	24,972
NetDragon Websoft Holdings Ltd	423,000	1,085
Nine Dragons Paper Holdings Ltd	5,478,000	6,079
Ping An Healthcare and Technology Co Ltd *	1,010,400	14,732
Poly Property Group Co Ltd	1,700,819	536
Powerlong Real Estate Holdings Ltd	970,000	702
Road King Infrastructure Ltd	221,064	294
Ronshine China Holdings Ltd	253,693	206
Samsonite International SA	16,530,000	19,132
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	32,273,500	57,550
Shimao Group Holdings Ltd	388,500	1,749
Techtronic Industries Co Ltd	172,000	2,184
Tencent Holdings Ltd	715,000	48,942
Tingyi Cayman Islands Holding Corp	2,212,000	4,156
Vinda International Holdings Ltd	720,000	2,462
WH Group Ltd	38,066,500	32,859
Xinyi Glass Holdings Ltd	26,520,000	45,853
Yuexiu Property Co Ltd	5,429,954	1,037
Zhongsheng Group Holdings Ltd	3,108,561	19,413
Zoomlion Heavy Industry Science and Technology Co Ltd	7,370,524	7,380

		667,424

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	241,006	1,361
OTP Bank Nyrt	266,218	9,007

		10,368

India — 1.2%
HDFC Bank Ltd ADR *	196,260	9,735
Housing Development Finance Corp Ltd	811,966	20,215
Power Grid Corp of India Ltd	7,489,613	18,208
Tech Mahindra Ltd	5,907,541	59,471

		107,629

Ireland — 1.5%
Bank of Ireland Group PLC	9,243,315	20,903
CRH PLC	366,132	13,781
ICON PLC *	431,406	80,418
Ryanair Holdings PLC ADR *	260,534	21,077

		136,179

Israel — 1.5%
Bank Hapoalim BM	4,180,166	25,367
Bank Leumi Le-Israel BM	6,240,465	32,024
Check Point Software Technologies Ltd *(A)	409,583	51,714
Isracard Ltd	18	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Israel Discount Bank Ltd, Cl A	1,633,489	$5,244
Mizrahi Tefahot Bank Ltd	128,607	2,625
Nice Ltd *	17,624	4,038
Nice Ltd ADR *(A)	76,035	17,477

		138,489

Italy — 1.4%
A2A SpA	1,036,025	1,512
Assicurazioni Generali SpA *	145,109	2,258
Azimut Holding SpA	29,413	571
Banca Generali SpA *	71,495	2,187
Banca Mediolanum SpA	270,027	2,008
Enel SpA	3,229,930	29,372
Hera SpA	1,981,725	7,576
Leonardo SpA	127,092	864
Mediobanca Banca di Credito Finanziario SpA	2,604,430	22,717
Prysmian SpA	1,539,743	43,099
Recordati SpA	223,110	12,191
Saras SpA (A)	—	—

		124,355

Japan — 14.1%
Alps Alpine Co Ltd	3,013,500	47,911
Anritsu Corp	2,089,700	45,599
Capcom Co Ltd	284,600	13,795
Dai Nippon Printing Co Ltd	21,200	451
Daifuku Co Ltd	68,600	6,036
Daikin Industries Ltd	35,900	6,759
Daito Trust Construction Co Ltd	85,400	7,571
Daiwa House Industry Co Ltd	495,600	13,275
Daiwa Securities Group Inc	10,410,200	46,924
DCM Holdings Co Ltd	28,700	351
Denso Corp	280,400	11,785
Dip Corp	327,300	7,247
FANUC Corp	99,000	17,369
Fuji Electric Co Ltd	917,000	28,666
Fujitsu Ltd	221,600	28,879
Goldcrest Co Ltd	42,253	587
Hitachi Ltd	1,449,900	48,264
Japan Exchange Group Inc	1,225,800	31,765
Japan Post Holdings Co Ltd	76,900	568
JXTG Holdings Inc	6,817,100	26,717
Kao Corp	674,900	51,353
KDDI Corp	736,800	21,386
Kobayashi Pharmaceutical Co Ltd	440,474	39,211
Konami Holdings Corp	17,900	690
K’s Holdings Corp	31,900	452
Medipal Holdings Corp	47,200	902
Mitsubishi UFJ Financial Group Inc	11,686,500	48,765
Mitsui & Co Ltd	428,400	7,732
Mixi Inc	219,600	4,862
Morinaga & Co Ltd/Japan	273,000	10,001

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nichirei Corp	659,600	$17,211
Nidec Corp	277,700	23,335
Nihon Unisys Ltd	142,700	4,091
Nintendo Co Ltd	133,600	71,484
Nippon Telegraph & Telephone Corp	1,766,600	40,173
Nissan Tokyo Sales Holdings Co Ltd	86,600	207
Nitori Holdings	10,900	2,280
NTT DOCOMO Inc	657,600	18,349
Olympus Corp	400,300	7,923
ORIX Corp	1,124,100	14,014
Panasonic Corp	510,700	4,709
PeptiDream Inc *	911,000	36,983
Rakuten Inc	5,203,792	45,784
Recruit Holdings Co Ltd	1,469,300	55,782
SBI Holdings Inc/Japan	2,247,704	51,145
SCREEN Holdings Co Ltd	301,000	14,675
Sekisui House Ltd	605,572	11,969
Seria	20,100	887
SG Holdings Co Ltd	373,300	17,161
Shimano Inc	86,500	18,312
SMC Corp/Japan	38,700	21,258
Sompo Holdings Inc	33,100	1,242
Sony Corp	280,100	21,947
Takeda Pharmaceutical Co Ltd	1,431,000	53,424
Terumo Corp	1,228,300	49,922
TIS Inc	743,000	14,854
Toho Holdings Co Ltd	59,400	1,148
Tokio Marine Holdings Inc	197,500	9,107
Tokyo Electric Power Co Holdings Inc *	1,890,000	5,561
Toppan Printing Co Ltd	101,300	1,574
Tosoh Corp	1,831,000	27,194
Toyota Tsusho Corp	358,200	10,437
UT Group Co Ltd	824,100	24,557
ZOZO Inc	37,900	1,066

		1,275,638

Malaysia — 0.1%
CIMB Group Holdings Bhd	9,246,266	7,330
Hong Leong Financial Group Bhd	123,020	365

		7,695

Mexico — 0.2%
Grupo Televisa ADR	2,531,883	15,748
Orbia Advance Corp SAB de CV	499,057	802
Qualitas Controladora SAB de CV	179,820	708

		17,258

Netherlands — 6.6%
Adyen NV *	7,283	12,315
AerCap Holdings NV *	842,870	24,924
Akzo Nobel NV	66,930	6,638
ASML Holding NV	197,977	74,427
ASR Nederland NV	283,755	9,887

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EXOR NV	223,217	$13,170
Galapagos NV *	40,150	5,469
Heineken Holding NV	169,869	13,945
IMCD NV	115,491	12,374
Koninklijke Ahold Delhaize NV	2,270,953	68,745
Koninklijke DSM NV	340,734	54,750
Koninklijke Philips NV	1,342,730	63,841
NN Group NV	2,215,394	83,681
OCI NV *	1,619,186	22,119
PostNL NV	472,766	1,417
Prosus NV *	625,339	62,878
Randstad NV	201,646	10,553
Royal Dutch Shell PLC, Cl A	1,894,247	28,318
Takeaway.com *	58,153	6,505
TKH Group NV	20,123	794
VEON Ltd ADR (A)	231,400	329
Wolters Kluwer NV	231,245	19,030

		596,109

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	241,068	6,004

Norway — 0.7%
DNB ASA *	2,796,136	45,174
Salmar ASA	362,450	19,776

		64,950

Panama — 0.1%
Copa Holdings SA, Cl A	117,219	6,242

Peru — 0.1%
Credicorp Ltd	49,932	6,515

Poland — 0.0%
Dino Polska SA *	60,220	3,670

Portugal — 0.4%
EDP - Energias de Portugal SA	7,837,340	39,767

Russia — 0.9%
Magnit PJSC GDR	461,710	6,773
MMC Norilsk Nickel PJSC ADR	273,475	7,124
Mobile TeleSystems PJSC ADR	3,526,443	32,866
Sberbank of Russia PJSC ADR *	139,124	1,680
Tatneft PJSC ADR	38,914	1,739
X5 Retail Group NV GDR	819,850	30,007

		80,189

Saudi Arabia — 0.0%
Al Hassan Ghazi Ibrahim Shaker Co *	95,610	337

Singapore — 0.4%
Jardine Cycle & Carriage Ltd	92,300	1,286
Keppel Corp Ltd	8,946,500	30,138
United Overseas Bank Ltd	521,002	7,495

		38,919

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Africa — 0.2%
Discovery Ltd	1,394,705	$9,964
Gold Fields ADR (A)	237,605	3,096
Investec PLC (A)	365,384	675
Momentum Metropolitan Holdings	1,003,395	898
Telkom SA SOC Ltd	535,968	718

		15,351

South Korea — 6.3%
BNK Financial Group Inc	547,622	2,342
Coway Co Ltd	662,871	44,530
Daelim Industrial Co Ltd	64,253	4,701
DGB Financial Group Inc	154,853	690
GS Engineering & Construction Corp	16,774	349
Hana Financial Group Inc	1,378,223	32,718
Hanwha Aerospace Co Ltd *	72,254	1,569
KB Financial Group Inc	901,720	27,972
Kia Motors Corp	510,764	18,252
KT Corp	30,562	615
KT Corp ADR	718,938	7,074
LG Display Co Ltd	573,918	7,054
LG Electronics Inc	237,021	16,800
LG Uplus Corp	203,689	2,049
NAVER Corp	283,863	77,065
NHN Corp *	23,347	1,433
Samsung Electronics Co Ltd	3,860,338	175,485
Samsung Engineering Co Ltd *	102,141	972
Samsung SDI Co Ltd	25,150	9,580
Samsung Securities Co Ltd	40,217	1,021
SK Hynix Inc	1,188,549	75,141
SK Telecom Co Ltd	283,044	59,091

		566,503

Spain — 1.2%
Amadeus IT Group SA, Cl A	232,952	13,105
Bankinter SA	1,344,576	7,270
Grifols SA	225,145	6,127
Grifols SA ADR	171,725	2,753
Industria de Diseno Textil SA	397,739	11,210
Repsol SA	2,750,853	21,750
Siemens Gamesa Renewable Energy SA	1,798,147	48,259

		110,474

Sweden — 1.4%
Atlas Copco AB, Cl A	151,100	7,006
Atlas Copco AB, Cl B	503,948	20,292
Betsson	277,327	2,325
Electrolux AB, Cl B	180,389	3,919
Embracer Group, Cl B *	271,900	5,359
Epiroc AB, Cl A	112,364	1,677
Epiroc AB, Cl B	1,031,034	14,865
Essity AB, Cl B	521,596	17,997
Evolution Gaming Group AB	61,040	4,584

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getinge AB, Cl B	80,845	$1,801
Husqvarna AB, Cl B	336,414	3,666
Kinnevik	98,081	3,799
Lundin Petroleum AB	18,686	458
NCC AB, Cl B	39,732	717
SKF AB, Cl B	119,917	2,400
Swedish Match AB	332,317	25,299
Telefonaktiebolaget LM Ericsson ADR	153,453	1,788
Volvo AB, Cl B	489,881	9,389

		127,341

Switzerland — 5.2%
China Everbright Bank *	6,082,550	3,407
Cie Financiere Richemont SA	152,832	10,143
Credit Suisse Group AG *	943,177	10,405
Geberit AG	12,490	7,221
Idorsia Ltd *	1,500,902	44,705
Julius Baer Group	29,013	1,395
Kuehne + Nagel International AG	67,195	13,063
LafargeHolcim Ltd	1,072,874	51,115
Lonza Group AG	10,700	6,659
Nestle SA	298,935	36,040
Novartis AG	1,116,270	96,744
Roche Holding AG	435,019	152,519
Schindler Holding AG	7,825	2,095
Swiss Life Holding AG	35,793	14,501
Temenos AG	64,226	10,400
UBS Group AG *	807,532	9,852

		470,264

Taiwan — 3.3%
Acer Inc	1,670,000	1,329
ASROCK Inc	319,000	2,164
Asustek Computer Inc	285,000	2,360
Chicony Electronics Co Ltd	173,000	522
Compal Electronics Inc	2,062,000	1,300
FocalTech Systems Co Ltd *	1,491,000	1,680
General Interface Solution Holding Ltd	1,061,000	4,701
Gigabyte Technology	605,000	1,751
Holtek Semiconductor Inc	272,000	591
Hon Hai Precision Industry Co Ltd	8,990,000	23,562
Huaku Development Co Ltd	226,000	690
Innolux Corp, Cl A	16,327,544	5,075
International Games System Co Ltd	135,000	4,049
Inventec Corp	3,511,000	2,722
Kindom Development Co Ltd	1,468,131	1,976
Lite-On Technology Corp	2,218,000	3,508
MediaTek Inc	2,125,657	40,280
O-TA Precision Industry Co Ltd	732,000	1,115
Pegatron Corp	3,823,000	8,143
Pou Chen Corp	2,216,000	2,092
Powertech Technology Inc	212,000	624
Quanta Computer Inc	242,000	635

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Radiant Opto-Electronics Corp	290,000	$1,067
Realtek Semiconductor Corp	1,568,000	20,307
Simplo Technology Co Ltd *	2,254,368	25,472
Synnex Technology International Corp	836,000	1,245
Taiwan Business Bank	5,047,101	1,720
Taiwan Semiconductor Manufacturing Co Ltd	6,535,000	94,991
TPK Holding Co Ltd	616,000	1,033
Wistron Corp	9,600,000	10,437
Yuanta Financial Holding Co Ltd	21,501,184	13,483
Zhen Ding Technology Holding Ltd	3,462,000	14,513

		295,137

Thailand — 0.3%
PTT Exploration & Production PCL	292,700	837
Siam Commercial Bank PCL/The	11,804,600	27,499

		28,336

Turkey — 0.3%
Akbank T.A.S.	3,616,737	2,403
Arcelik AS	2,208,036	6,319
BIM Birlesik Magazalar AS	153,904	1,419
Dogus Otomotiv Servis ve Ticaret AS	495,016	989
Haci Omer Sabanci Holding AS	1,115,278	1,172
KOC Holding AS	1,186,319	2,402
Migros Ticaret AS *	307,912	1,641
Tofas Turk Otomobil Fabrikasi AS	351,754	1,074
Turk Traktor ve Ziraat Makineleri AS	48,026	610
Turkiye Is Bankasi AS, Cl C	4,782,985	3,191
Vestel Elektronik Sanayi ve Ticaret AS *	232,342	580
Yapi ve Kredi Bankasi AS *	7,755,529	2,139

		23,939

United Kingdom — 7.1%
Aggreko PLC	62,705	401
Anglo American PLC	51,982	1,274
Ashtead Group PLC	812,100	28,352
AstraZeneca PLC	46,630	5,191
Avast PLC	3,090,390	22,225
Barratt Developments PLC	478,659	3,376
BHP Group PLC	285,920	6,488
Blue Prism Group plc *(A)	1,407,050	30,004
boohoo Group PLC *	864,715	3,362
British American Tobacco PLC	1,309,512	44,548
Burberry Group PLC	434,553	8,417
Centrica PLC	1,099,365	679
ConvaTec Group PLC	5,997,657	15,396
Drax Group PLC	339,397	1,277
Dunelm Group PLC	54,653	1,042
Evraz PLC	861,152	3,729
Experian PLC	802,265	29,911
Ferguson PLC	11,869	1,174
Ferrexpo PLC	2,429,432	5,987
Fresnillo PLC	2,039,891	34,598

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GlaxoSmithKline PLC	1,552,400	$30,602
Greencore Group PLC	10,613,527	17,795
Greggs PLC	5,985	114
GVC Holdings PLC	3,147,050	33,586
Hargreaves Lansdown PLC	694,249	15,084
Inchcape PLC	244,883	1,668
Indivior PLC *	1,052,904	1,673
Investec PLC	510,216	1,009
JD Sports Fashion PLC	276,744	2,681
John Wood Group PLC	6,429,594	21,296
Just Eat Takeaway.com NV *	131,798	14,847
Just Group PLC	311,466	213
Kingfisher PLC	8,955,349	32,444
Kingspan Group PLC	250,554	21,623
Legal & General Group PLC	2,614,273	7,586
London Stock Exchange Group PLC	53,060	6,264
Man Group PLC/Jersey	6,683,453	10,953
Next PLC	356,600	28,838
Ninety One PLC *	337,765	965
Pagegroup PLC	123,008	635
Prudential PLC	1,170,042	19,042
QinetiQ Group PLC	613,423	2,393
Rio Tinto PLC	395,524	24,427
Rio Tinto PLC ADR (A)	68,668	4,204
Royal Dutch Shell PLC, Cl A	120,089	1,764
Royal Mail PLC	765,914	1,833
Smiths Group PLC	2,359,377	44,175
St James’s Place PLC	515,101	6,763
Tesco PLC	8,551,310	25,083
Wizz Air Holdings Plc *	271,987	14,147

		641,138

United States — 5.4%
360 Finance ADR *	115,810	1,448
Accenture PLC, Cl A	222,569	53,401
Aptiv PLC	569,737	49,066
Atlassian Corp PLC, Cl A *	328,914	63,073
Berry Global Group Inc *	547,625	28,225
Fiverr International *(A)	16,890	2,038
Gentex Corp	994,210	26,893
IHS Markit Ltd	647,064	51,713
Medtronic PLC	406,156	43,649
Nomad Foods Ltd *	2,120,361	52,288
NXP Semiconductors NV	163,832	20,603
Sensata Technologies Holding PLC *	328,883	13,695
Spotify Technology SA *	87,948	24,815
XP Inc, Cl A *	1,033,064	51,023
Yum China Holdings Inc	137,980	7,963

		489,893

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $6,936,628) ($ Thousands)		$8,762,569

PREFERRED STOCK — 0.1%

Brazil — 0.1%
Cia de Transmissao de Energia Eletrica Paulista (B)	166,600	652
Itau Unibanco Holding SA ADR (B)	898,705	3,828

		4,480

Spain — 0.0%
Grifols SA (B)	135,639	2,204

Total Preferred Stock (Cost $11,854) ($ Thousands)		6,684

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.140% **†(C)	144,636,408	144,682

Total Affiliated Partnership (Cost $144,662) ($ Thousands)		144,682

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	47,162,864	47,163

Total Cash Equivalent (Cost $47,163) ($ Thousands)		47,163

Total Investments in Securities — 99.0% (Cost $7,140,307) ($ Thousands)		$8,961,098

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	269	Sep-2020	$10,297	$10,504	$22
FTSE 100 Index	78	Sep-2020	6,114	6,226	(55)
Hang Seng Index	51	Oct-2020	8,372	8,250	(122)
S&P TSX 60 Index	30	Sep-2020	4,423	4,554	29
SPI 200 Index	42	Sep-2020	4,441	4,683	67
TOPIX Index	69	Sep-2020	10,011	10,515	493

			$43,658	$44,732	$434

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/14/20	USD	42,780	GBP	33,519	$2,101
Bank of America	11/10/20	KRW	36,357,641	USD	30,641	(15)
Barclays PLC	09/14/20	GBP	4,138	USD	5,134	(407)
Barclays PLC	09/14/20	USD	7,954	GBP	6,279	453
Barclays PLC	11/10/20	USD	5,734	KRW	6,809,794	8
Citigroup	09/14/20	EUR	6,408	USD	6,951	(714)
Citigroup	09/14/20	USD	47,262	EUR	42,372	3,424
Goldman Sachs	09/14/20	GBP	40,277	USD	50,611	(3,318)
Morgan Stanley	09/14/20	USD	3,077	GBP	2,507	280
Morgan Stanley	09/14/20	USD	11,767	EUR	10,665	990
Morgan Stanley	09/14/20 - 11/17/20	GBP	21,149	USD	27,690	(633)
Morgan Stanley	09/14/20	EUR	41,595	USD	45,555	(4,201)
RBS	09/14/20	USD	3,421	GBP	2,714	213
RBS	09/14/20	EUR	5,035	USD	5,543	(480)

						$(2,299)

Percentages are based on Net Assets of $9,049,132 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $138,499 ($Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $144,682 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Equity Ex-US Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	8,740,628	21,941	–	8,762,569
Preferred Stock	4,480	2,204	–	6,684
Affiliated Partnership	–	144,682	–	144,682
Cash Equivalent	47,163	–	–	47,163

Total Investments in Securities	8,792,271	168,827	–	8,961,098

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	610	–	–	610
Unrealized Depreciation	(176)	–	–	(176)
Forwards Contracts*
Unrealized Appreciation	–	7,469	–	7,469
Unrealized Depreciation	–	(9,768)	–	(9,768)

Total Other Financial Instruments	434	(2,299)	–	(1,865)

* Futures contracts and Forward Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$73,249	$332,613	$(261,155)	$(1)	$(24)	$144,682	144,636,408	$448	$—
SEI Daily Income Trust, Government Fund,CI F	156,154	223,431	(332,422)	—	—	47,163	47,162,864	4	—

Totals	$229,403	$556,044	$(593,577)	$(1)	$(24)	$191,845		$452	$—

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Argentina — 0.7%
MercadoLibre Inc *	608	$710

Australia — 4.5%
a2 Milk Co Ltd *	27,614	347
Atlassian Corp PLC, Cl A *	2,146	411
Beacon Lighting Group	19,110	18
BGP Holdings *	4,500	–
BHP Group Ltd	16,495	462
BlueScope Steel Ltd	30,042	282
Champion Iron Ltd *	13,677	31
Cochlear Ltd	757	108
CSL Ltd	812	172
Fortescue Metals Group Ltd	66,393	855
Kogan.com Ltd	2,678	41
Macquarie Group Ltd	2,430	229
Midway Ltd	9,210	7
Newcrest Mining Ltd	10,705	253
Northern Star Resources Ltd	11,210	113
OM Holdings Ltd	41,402	10
Qantas Airways Ltd	229,829	670
Redbubble *	4,706	14
Rio Tinto Ltd	6,011	436
Sandfire Resources Ltd	6,052	21
South32 Ltd	138,298	215

		4,695

Austria — 0.3%
Andritz	2,906	97
Kapsch TrafficCom AG	4,577	75
OMV AG	2,992	98
Palfinger	1,697	46
Strabag SE	889	27

		343

Belgium — 0.5%
AGFA-Gevaert NV *	4,552	19
bpost SA	8,147	82
UCB SA	2,286	273
Umicore SA	2,095	97

		471

Brazil — 0.0%
Porto Seguro SA	4,700	46

Canada — 3.6%
5N Plus *	5,200	7
Absolute Software Corp	40,000	491
BRP Inc	5,352	291
Cogeco Inc	1,831	110
Constellation Software Inc/Canada	350	406
Corus Entertainment Inc, Cl B	2,817	7
Home Capital Group Inc, Cl B *	13,900	235
KE Holdings ADR *	984	51
Lundin Mining Corp	93,600	587

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magna International Inc, Cl A	8,200	$400
Manulife Financial Corp	26,300	388
Points International Ltd *	6,320	67
Pollard Banknote	700	10
Real Matters Inc *	14,000	284
Ritchie Bros Auctioneers Inc	1,824	107
Sun Life Financial Inc	800	34
Tencent Music Entertainment Group ADR *	8,758	137
Yamana Gold Inc	20,000	124

		3,736

China — 5.4%
Alibaba Group Holding Ltd ADR *	4,089	1,174
Baidu Inc ADR *	1,825	227
China Conch Venture Holdings Ltd	27,000	117
China Construction Bank Corp, Cl H	699,000	495
China Mobile Ltd	161,500	1,128
Hollysys Automation Technologies Ltd	19,966	216
Jiangnan Group Ltd	411,228	20
Leju Holdings Ltd ADR *	2,627	6
LONGi Green Energy Technology Co Ltd, Cl A	19,000	175
Midea Group Co Ltd, Cl A	92,100	948
NetEase Inc ADR	134	65
Oppein Home Group Inc, Cl A	34,464	508
PICC Property & Casualty Co Ltd	106,000	82
Ping An Insurance Group Co of China Ltd, Cl H	12,000	128
Vipshop Holdings Ltd ADR *	20,991	347

		5,636

Denmark — 3.8%
AP Moller - Maersk A/S, Cl B	213	327
Chr Hansen Holding A/S	1,003	115
Coloplast A/S, Cl B	1,020	173
Danske Bank A/S	36,284	563
DSV PANALPINA A/S	2,819	442
Genmab A/S *	936	354
Nilfisk Holding *	1,974	26
North Media AS	5,288	63
Novo Nordisk A/S, Cl B	15,574	1,033
Novozymes A/S, Cl B	7,908	469
Royal Unibrew A/S	1,670	176
Sparekassen Sjaelland-Fyn AS	589	8
TCM Group A/S	686	14
Vestas Wind Systems A/S	1,430	218

		3,981

Finland — 1.0%
Alma Media Oyj	2,090	20
Digia Oyj	1,726	12
Harvia Oyj	2,645	49
Kone Oyj, Cl B	4,419	380
Neste Oyj	5,350	287
Oriola Oyj	1,404	3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Oyj, Cl B	1,287	$61
Outotec Oyj	16,320	122
Rapala VMC Oyj	5,629	18
Scanfil Oyj	3,934	28
Verkkokauppa.com	3,997	23

		1,003

France — 3.9%
BNP Paribas SA	7,990	351
Burelle SA	67	40
Cie de Saint-Gobain	18,705	761
Criteo SA ADR *	4,451	58
Danone SA	1,645	108
Edenred	3,420	177
Fnac Darty SA	2,261	99
Groupe Guillin	950	23
Guerbet	1,548	55
IDI SCA	368	17
Legrand SA	1,340	112
Peugeot SA	15,425	267
Remy Cointreau SA	850	140
Sanofi	10,208	1,039
Schneider Electric SE	2,430	302
Somfy SA	392	49
Ubisoft Entertainment SA *	4,064	335
Vetoquinol SA	206	17
Virbac SA *	258	58

		4,008

Germany — 6.1%
Allianz SE	3,406	740
AlzChem Group	437	13
Bayer AG	6,590	440
Bayerische Motoren Werke AG	113	8
CECONOMY	8,986	42
Centrotec SE	4,974	84
Deutsche Boerse AG	2,577	489
E.ON SE	15,525	184
GFT Technologies SE	2,400	37
HelloFresh SE *	4,805	248
METRO AG	22,851	227
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,975	862
Paul Hartmann AG	32	13
Rational	197	127
Rheinmetall AG	6,633	618
SAP SE	10,636	1,761
Schaltbau Holding *	378	12
Scout24 AG	4,071	380
USU Software AG	1,041	27

		6,312

Greece — 0.5%
Athens Water Supply & Sewage Co SA	9,621	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hellenic Telecommunications Organization SA	21,480	$351
OPAP SA	14,770	135

		567

Hong Kong — 7.9%
361 Degrees International Ltd	81,000	11
AIA Group Ltd	50,400	519
Alibaba Group Holding Ltd *	40,800	1,489
Alibaba Health Information Technology Ltd *	52,000	125
Build King Holdings Ltd	380,000	42
Chaowei Power Holdings Ltd	229,000	97
China Overseas Grand Oceans Group Ltd	159,000	104
China Resources Cement Holdings Ltd	120,000	175
China South City Holdings Ltd	872,000	89
CITIC Ltd	262,000	239
Country Garden Services Holdings Co Ltd	55,319	386
CRCC High-Tech Equipment Corp Ltd, Cl H	105,500	12
Goodbaby International Holdings	215,000	32
Guangnan Holdings Ltd	80,000	8
Henan Jinma Energy Co Ltd, Cl H	96,000	36
Hong Kong Exchanges & Clearing Ltd	4,500	227
Industrial & Commercial Bank of China Ltd, Cl H	1,059,000	593
Johnson Electric Holdings	19,000	37
Kowloon Development	30,000	37
Lee & Man Paper Manufacturing Ltd	131,000	78
Left Field Printing Group Ltd	9,386	1
Lion Rock Group Ltd	150,180	13
Meituan Dianping, Cl B *	12,100	399
Modern Land China Co Ltd	98,000	14
PAX Global Technology Ltd	137,000	79
Pico Far East Holdings	262,000	33
Ping An Healthcare and Technology Co Ltd *	10,400	152
Samsonite International SA	281,700	326
Shandong Chenming Paper Holdings Ltd, Cl H	366,000	166
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	403,200	719
Tencent Holdings Ltd	12,200	835
Texwinca Holdings Ltd	662,000	97
Time Watch Investments Ltd	292,000	31
TK Group Holdings	30,000	10
Wasion Group Holdings	98,000	29
West China Cement Ltd	574,000	101
Xinyi Glass Holdings Ltd	494,000	854
Xiwang Special Steel	274,000	17
Zhong An Group Ltd	172,000	8

		8,220

Hungary — 0.2%
OTP Bank Nyrt	5,290	179

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India — 1.8%
eClerx Services Ltd *	6,669	$64
Ganesha Ecosphere Ltd *	5,398	19
HDFC Bank Ltd ADR *	6,100	302
Housing Development Finance Corp Ltd	8,303	207
Kirloskar Brothers *	11,069	19
KPR Mill	2,830	21
NIIT Ltd	58,426	94
Redington India Ltd	20,240	30
Tech Mahindra Ltd	95,086	957
Welspun Corp Ltd	88,147	129

		1,842

Indonesia — 0.1%
Adira Dinamika Multi Finance Tbk PT	25,000	13
Mandala Multifinance Tbk PT	319,700	22
Mitrabara Adiperdana Tbk PT	183,234	27

		62

Ireland — 1.0%
CRH PLC	3,746	141
ICON PLC *	3,669	684
Ryanair Holdings PLC ADR *	2,658	215

		1,040

Israel — 1.9%
Check Point Software Technologies Ltd *	9,799	1,237
Israel Discount Bank Ltd ADR	1,349	43
Isramco Negev 2 LP	177,298	32
Nice Ltd ADR *	2,596	597
Norstar Holdings Inc	3,576	20

		1,929

Italy — 1.1%
Assicurazioni Generali SpA *	17,803	277
De’Longhi	1,974	66
Digital Bros SpA *	2,304	61
Emak	11,286	11
FNM	14,519	11
Prysmian SpA	26,261	735

		1,161

Japan — 11.5%
AEON Financial Service	2,100	19
Ainavo Holdings Co Ltd	5,700	50
Aiphone Co Ltd	2,400	31
Alps Alpine Co Ltd	51,300	816
Daifuku Co Ltd	2,100	185
Daikin Industries Ltd	1,100	207
Daiwa Securities Group Inc	180,600	814
Denso Corp	2,800	118
Dentsu Inc	3,200	84
FANUC Corp	1,600	281
Fujitsu Ltd	5,500	717
Himacs Ltd	300	7

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hitachi Ltd	25,000	$832
Hokuriku Gas Co Ltd	700	21
Japan Exchange Group Inc	18,900	490
Kanefusa Corp	2,300	13
Kao Corp	2,300	175
KDDI Corp	29,100	845
Koike Sanso Kogyo Co Ltd	400	9
Marubeni Corp	31,600	191
MS&AD Insurance Group Holdings Inc	12,500	347
Nichiha Corp	1,500	35
Nidec Corp	2,800	235
Nintendo Co Ltd	1,900	1,017
Nippon Telegraph & Telephone Corp	26,040	592
Nishi-Nippon Financial Holdings Inc	1,900	13
Nitori Holdings	100	21
NJS Co Ltd	1,900	32
Nomura Holdings Inc	10,200	52
NTT DOCOMO Inc	20,800	580
Okinawa Cellular Telephone Co	700	27
Olympus Corp	12,500	247
Panasonic Corp	32,500	300
Persol Holdings Co Ltd	3,000	47
Recruit Holdings Co Ltd	3,800	144
Sankyo Frontier Co Ltd	648	21
Shimano Inc	900	190
SHL-Japan Ltd	400	9
SMC Corp/Japan	400	220
SoftBank Corp	14,600	192
Sony Corp	4,600	360
Takeda Pharmaceutical Co Ltd	24,400	911
Techno Medica Co Ltd	1,100	18
Tokio Marine Holdings Inc	6,100	281
Toyota Tsusho Corp	3,600	105
Tsubakimoto Kogyo Co Ltd	2,700	80

		11,981

Malaysia — 0.6%
AFFIN Bank Bhd	33,500	12
Allianz Malaysia Bhd	19,700	67
CIMB Group Holdings Bhd	196,000	155
Kenanga Investment Bank Bhd	298,800	60
Lii Hen Industries Bhd	106,148	80
Magni-Tech Industries Bhd	111,733	58
Mah Sing Group Bhd	772,900	142
Malaysian Pacific Industries Bhd	6,369	24
MKH Bhd	110,100	33

		631

Mexico — 0.0%
Bio Pappel SAB de CV *	16,386	12
Cia Minera Autlan SAB de CV *	12,516	6

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimberly-Clark de Mexico SAB de CV ADR	1,805	$15

		33

Netherlands — 6.1%
Adyen NV *	141	238
Akzo Nobel NV	2,080	206
Amsterdam Commodities NV	1,721	39
ASML Holding NV	1,365	513
Brunel International	3,087	24
EXOR NV	4,832	285
Galapagos NV *	1,476	201
Heineken Holding NV	1,953	160
IMCD NV	1,183	127
Koninklijke Ahold Delhaize NV	21,858	662
Koninklijke Philips NV	32,918	1,565
NN Group NV	35,490	1,341
OCI NV *	27,745	379
Prosus NV *	1,209	122
SNS Reaal *	1,762	–
Unilever NV	132	8
Wolters Kluwer NV	6,220	512

		6,382

New Zealand — 0.3%
Eroad Ltd *	8,646	25
Fisher & Paykel Healthcare Corp Ltd	6,597	164
NZX Ltd	28,306	31
Pushpay Holdings Ltd *	17,561	104
Skellerup Holdings	13,632	25

		349

Norway — 0.9%
DNB ASA *	55,817	902
SpareBank 1 BV	4,160	17
Sparebanken Sor	1,278	15

		934

Panama — 0.1%
Copa Holdings SA, Cl A	1,204	64

Peru — 0.1%
Credicorp Ltd	506	66
Empresa Siderurgica del Peru SAA	50,198	11

		77

Philippines — 0.0%
LT Group Inc	88,800	15

Poland — 0.3%
Amica SA *	2,424	104
ComArch SA	299	17
Dino Polska SA *	1,870	114
Lubelski Wegiel Bogdanka SA	13,587	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zespol Elektrowni Patnow Adamow Konin SA *	7,804	$20

		326

Qatar — 0.1%
Ooredoo QPSC	78,390	142

Russia — 0.9%
Magnit PJSC GDR	4,713	69
MMC Norilsk Nickel PJSC ADR	2,825	74
Mobile TeleSystems PJSC ADR	61,248	571
Sberbank of Russia PJSC ADR *	22,376	270

		984

Singapore — 1.1%
Boustead Singapore Ltd	75,900	40
Delfi Ltd	19,900	10
Dutech Holdings Ltd *	31,100	6
Hong Leong Finance Ltd	11,276	19
Jardine Cycle & Carriage Ltd	16,200	226
Keppel Corp Ltd	170,400	574
Penguin International Ltd	35,883	11
Riverstone Holdings Ltd/Singapore	29,404	87
Sing Investments & Finance Ltd	21,700	19
Sunningdale Tech Ltd	45,000	39
Tiong Seng Holdings Ltd	7,037	1
United Overseas Bank Ltd	5,274	76

		1,108

South Africa — 0.5%
Blue Label Telecoms *	184,826	35
Combined Motor Holdings Ltd	9,481	6
Discovery Ltd	14,260	102
Kumba Iron Ore Ltd	4,617	145
Metair Investments Ltd *	11,852	13
MiX Telematics Ltd ADR	1,301	13
Standard Bank Group Ltd	35,865	223

		537

South Korea — 5.7%
Aekyung Petrochemical Co Ltd	12,329	71
Coway Co Ltd	14,089	947
DTR Automotive	749	14
Fursys Inc	377	9
Hana Financial Group Inc	22,158	526
Kia Motors Corp	5,960	213
KPX Chemical	281	11
LG Electronics Inc	6,623	469
LG Hausys Ltd	2,513	123
LG International Corp	11,692	148
Maeil Holdings Co Ltd	6,313	43
NAVER Corp	1,315	357
Samsung Electronics Co Ltd	29,569	1,344
Samsung Electronics Co Ltd GDR	843	992
Samsung SDI Co Ltd	780	297

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SK Hynix Inc	4,814	$304
Tongyang Life Insurance Co Ltd	12,866	32

		5,900

Spain — 0.5%
Amadeus IT Group SA, Cl A	2,399	135
Bankinter SA	13,664	74
Cia de Distribucion Integral Logista Holdings SA	6,568	117
Elecnor	1,054	12
Grifols SA	2,321	63
Grifols SA ADR	3,080	49
Industria de Diseno Textil SA	4,077	115

		565

Sweden — 3.0%
Angler Gaming	22,812	48
Atlas Copco AB, Cl A	4,190	194
Atlas Copco AB, Cl B	5,161	208
Corem Property Group AB, Cl B	6,583	12
Doro AB	2,733	14
Embracer Group, Cl B *	8,450	167
Epiroc AB, Cl B	10,588	153
Essity AB, Cl B	10,327	356
Evolution Gaming Group AB	1,900	143
Ferronordic	1,510	26
Getinge AB, Cl B	2,732	61
Kambi Group PLC *	2,077	56
Sandvik AB	8,663	171
Swedish Match AB	8,970	683
Telefonaktiebolaget LM Ericsson ADR	31,231	364
Volati	3,076	19
Volvo AB, Cl B	20,707	397

		3,072

Switzerland — 5.9%
China Everbright Bank *	188,840	106
Cie Financiere Richemont SA	1,567	104
Credit Suisse Group AG *	20,810	230
Geberit AG	390	225
Julius Baer Group	875	42
Kuehne + Nagel International AG	684	133
LafargeHolcim Ltd	18,278	870
Lastminute.com NV *	670	15
Lonza Group AG	330	205
Nestle SA	8,434	1,017
Novartis AG	20,618	1,787
Roche Holding AG	3,665	1,285
Temenos AG	654	106
Zehnder Group	889	46

		6,171

Taiwan — 2.1%
Coretronic Corp	68,000	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elitegroup Computer Systems Co Ltd	37,000	$18
Eson Precision Ind Co Ltd	57,000	67
Himax Technologies Inc ADR *	10,913	41
Hon Hai Precision Industry Co Ltd	181,000	474
Hsing TA Cement Co	14,600	9
IEI Integration Corp	48,000	75
Taiwan Semiconductor Manufacturing Co Ltd	69,000	1,003
TOPBI International Holdings Ltd	5,380	7
Wistron Corp	118,000	128
X-Legend Entertainment Co Ltd	27,000	59
Yuanta Financial Holding Co Ltd	368,160	231

		2,193

Thailand — 0.5%
Bangkok Life Assurance PCL	75,300	39
Sea Ltd ADR *	873	134
Siam Commercial Bank PCL/The	141,300	329

		502

Turkey — 0.9%
Akbank T.A.S.	22,859	15
Aksigorta AS	57,243	57
AvivaSA Emeklilik ve Hayat AS	25,715	45
Coca-Cola Icecek AS	39,202	230
Haci Omer Sabanci Holding AS	200,106	210
KOC Holding AS	50,741	103
Tofas Turk Otomobil Fabrikasi AS	5,325	16
Turk Traktor ve Ziraat Makineleri AS	10,087	128
Turkiye Garanti Bankasi AS	189,897	175

		979

United Kingdom — 7.5%
AstraZeneca PLC	1,450	161
BHP Group PLC	8,900	202
boohoo Group PLC *	26,855	104
British American Tobacco PLC	9,910	337
Burberry Group PLC	4,473	87
Computacenter PLC	1,190	32
Evraz PLC	34,681	150
Exillon Energy PLC *	4,819	3
Experian PLC	13,478	502
Ferrexpo PLC	16,544	41
Fiat Chrysler Automobiles NV	4,000	44
Finsbury Food Group	17,831	14
Fresnillo PLC	39,790	675
Greencore Group PLC	194,796	327
H&T Group PLC	4,868	18
Hargreaves Lansdown PLC	7,117	155
Impellam Group PLC *	3,091	11
Indivior PLC *	17,994	29
International Personal Finance PLC	22,565	20
John Wood Group PLC	109,617	363
Judges Scientific PLC	1,706	121

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Just Eat Takeaway.com NV *	1,895	$213
Just Group PLC	154,296	106
Keystone Law Group	2,516	15
Kingfisher PLC	173,107	627
Kingspan Group PLC	2,569	222
Legal & General Group PLC	82,614	240
London Stock Exchange Group PLC	3,569	421
Man Group PLC/Jersey	140,129	230
NWF Group PLC	12,655	34
Pagegroup PLC	2,389	12
Prudential PLC	21,075	343
Reach PLC	23,572	17
Rio Tinto PLC	3,124	193
Rio Tinto PLC ADR	5,359	328
Sensata Technologies Holding PLC *	8,140	339
Smiths Group PLC	49,409	925
St James’s Place PLC	5,342	70
Team17 Group PLC *	11,281	104
Vertu Motors PLC	30,896	10

		7,845

United States — 2.6%
Berry Global Group Inc *	9,331	481
Fiverr International *	339	41
Gentex Corp	16,967	459
Nomad Foods Ltd *	34,931	861
Resolute Forest Products Inc *	29,125	138
Shopify, Cl A *	224	239
Spotify Technology SA *	876	247
Yum China Holdings Inc	4,300	248

		2,714

Total Common Stock
(Cost $80,960) ($ Thousands)		99,445

PREFERRED STOCK — 0.2%

Brazil — 0.0%
Itau Unibanco Holding SA ADR (A)	9,158	39
Transmissora Alianca de Energia Eletrica (A)	5,500	9

		48

Germany — 0.2%
Draegerwerk AG & Co KGaA (A)	254	22
Einhell Germany AG (A)	125	12
KSB SE & Co KGaA (A)	237	60
Schaeffler (A)	15,611	105

		199

Total Preferred Stock (Cost $326) ($ Thousands)		247

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	1,012,191	$1,012

Total Cash Equivalent
(Cost $1,012) ($ Thousands)		1,012

Total Investments in Securities — 96.7%
(Cost $82,298) ($ Thousands)		$100,704

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Screened World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50 Index	10	Sep-2020	$388	$390	$–
FTSE 100 Index	1	Sep-2020	79	80	(1)
Hang Seng Index	1	Oct-2020	164	162	(2)
S&P TSX 60 Index	1	Sep-2020	153	152	(3)
SPI 200 Index	2	Sep-2020	222	223	(2)
TOPIX Index	1	Sep-2020	151	152	1

			$1,157	$1,159	$(7)

Percentages	are based on Net Assets of $104,124 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	71,275	28,170	–	99,445
Preferred Stock	48	199	–	247
Cash Equivalent	1,012	–	–	1,012

Total Investments in Securities	72,335	28,369	–	100,704

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(8)	–	–	(8)

Total Other Financial Instruments	(7)	–	–	(7)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,456	$2,856	$ (3,300)	$-	$-	$1,012	1,012,191	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.7%
Argentina — 0.0%
YPF SA ADR	22,612	$126

Australia — 0.4%
AGL Energy Ltd	32,700	358
Ampol Ltd	805	15
APA Group	1,478	11
Brambles Ltd	26,556	218
Fortescue Metals Group Ltd	53,430	688
JB Hi-Fi Ltd	2,527	94
Kogan.com Ltd	1,079	17
Telstra Corp Ltd	37,049	79
TPG Telecom Ltd *	13,633	83
Treasury Wine Estates Ltd	12,553	86
Wesfarmers Ltd	1,103	39
WiseTech Global Ltd	2,009	42
Woolworths Group Ltd	2,712	80

		1,810

Austria — 0.2%
IMMOFINANZ AG	32,679	544
Mayr Melnhof Karton AG	1,400	241
Raiffeisen Bank International AG	11,926	214
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,500	159

		1,158

Belgium — 0.1%
Ageas SA/NV *	6,100	257
Colruyt SA	700	44
D’ieteren SA/NV	513	34
Telenet Group Holding NV	359	14

		349

Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	6,400	69
Banco BTG Pactual SA	1,200	18
Banco do Brasil SA	10,100	60
BR Malls Participacoes SA *	9,100	15
CCR SA	5,600	14
Cia de Saneamento Basico do Estado de Sao Paulo	2,300	20
Cia de Saneamento do Parana	59,000	287
Cosan SA	3,322	51
Direcional Engenharia SA	98,281	270
Enauta Participacoes SA	72,900	151
Hapvida Participacoes e Investimentos SA	900	11
Marfrig Global Foods SA *	13,471	44
Petrobras Distribuidora SA	9,700	38
Qualicorp Consultoria e Corretora de Seguros SA	2,551	14
Vale SA ADR, Cl B	49,100	540
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,407	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEG SA	8,110	$97

		1,792

Canada — 1.6%
Alimentation Couche-Tard Inc, Cl B	70,781	2,313
AltaGas Ltd	3,852	50
BRP Inc	802	44
Canadian Imperial Bank of Commerce	3,100	246
Canadian National Railway Co	17,249	1,814
Canadian Natural Resources Ltd	1,334	26
Canadian Pacific Railway Ltd	614	182
Canadian Tire Corp Ltd, Cl A	5,400	565
Cogeco Communications Inc	326	24
Crescent Point Energy Corp	10,054	18
DREAM Unlimited Corp, Cl A	672	10
Enbridge Inc	9,479	304
Enghouse Systems Ltd	780	44
Gibson Energy Inc	3,071	56
Intact Financial Corp	838	90
Loblaw Cos Ltd	5,400	279
Lululemon Athletica Inc *	981	369
Manulife Financial Corp	21,910	324
Parkland Corp/Canada	2,007	57
Real Matters Inc *	1,601	32
Richelieu Hardware Ltd	1,062	28
Shaw Communications Inc, Cl B	7,303	137
Stantec Inc	2,489	81
Sun Life Financial Inc	1,637	68
TELUS Corp	14,100	260
Toronto-Dominion Bank/The	3,200	160

		7,581

China — 2.6%
58.com Inc ADR *	361	20
Alibaba Group Holding Ltd ADR *	10,902	3,129
Anhui Conch Cement Co Ltd, Cl A	1,135	10
Autohome Inc ADR	214	17
Bank of Communications Co Ltd, Cl H	296,000	155
China Construction Bank Corp, Cl H	1,245,000	882
China Medical System Holdings Ltd	12,000	14
China Mobile Ltd	206,500	1,443
China National Building Material Co Ltd, Cl H	470,000	661
China Oilfield Services Ltd, Cl H	15,961	13
China Telecom Corp Ltd, Cl H	848,000	278
Daqin Railway Co Ltd, Cl A	422,900	408
Dashang Co Ltd, Cl A	4,465	16
Dongfeng Motor Group Co Ltd, Cl H	24,000	17
FinVolution Group ADR	187	–
Gansu Qilianshan Cement Group Co Ltd, Cl A	166,900	494
G-bits Network Technology Xiamen Co Ltd, Cl A	100	9
Great Wall Motor Co Ltd, Cl H	443,500	481
Guangzhou R&F Properties Co Ltd	297,200	378

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hollysys Automation Technologies Ltd	3,300	$36
Hunan Valin Steel	109,300	78
JD.com Inc ADR *	9,544	751
Jiangsu Hengli Hydraulic Co Ltd, Cl A	1,480	14
Jiangxi Wannianqing Cement Co Ltd, Cl A	82,500	217
Kingdee International Software Group Co Ltd	14,000	36
Li Ning Co Ltd	27,443	116
Luxshare Precision Industry Co Ltd, Cl A	8,839	71
Momo Inc ADR	1,702	35
NetEase Inc ADR	441	215
New Oriental Education & Technology Group Inc ADR *	151	22
Ping An Insurance Group Co of China Ltd, Cl H	17,500	186
RiseSun Real Estate Development Co Ltd, Cl A	74,600	90
Sany Heavy Industry Co Ltd, Cl A	78	–
Shaanxi Coal Industry Co Ltd, Cl A	159,300	189
Shandong Gold Mining Co Ltd, Cl A	40	–
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	500	14
Sinopharm Group Co Ltd, Cl H	6,000	15
Sun Art Retail Group Ltd	10,500	14
Sunflower Pharmaceutical Group Co Ltd, Cl A	61,700	148
TAL Education Group ADR *	612	45
Tian Di Science & Technology Co Ltd, Cl A	118,200	56
Vipshop Holdings Ltd ADR *	29,780	492
Weichai Power Co Ltd, Cl H	201,753	408
Weifu High-Technology Group Co Ltd, Cl B	31,400	57
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	2,300	15
Xiamen Xiangyu Co Ltd, Cl A	635,486	661
Xinyuan Real Estate Co Ltd ADR	15,400	32
Yantai Dongcheng Pharmaceutical Co Ltd, Cl A	27,100	100
Yealink Network Technology Corp Ltd, Cl A	900	7
Zai Lab Ltd ADR *	204	16
Zhaojin Mining Industry Co Ltd	13,500	15
ZTO Express Cayman Inc ADR	806	27

		12,603

Colombia — 0.0%
Ecopetrol SA ADR	2,200	25

Croatia — 0.1%
Atlantic Grupa dd	1,250	248
Hrvatski Telekom dd	12,500	334

		582

Czech Republic — 0.2%
Central European Media Enterprises Ltd, Cl A *	70,000	298
CEZ AS	15,115	312
Komercni banka as	14,520	350

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moneta Money Bank AS	7,992	$20
Philip Morris CR AS	93	57

		1,037

Denmark — 0.3%
Novo Nordisk A/S, Cl B	11,030	732
Pandora A/S	1,417	104
Scandinavian Tobacco Group A/S	26,000	414

		1,250

Egypt — 0.0%
Eastern Co SAE	124,428	100
Oriental Weavers	246,758	83

		183

Estonia — 0.1%
Tallink Grupp AS	92,485	74
Tallinna Kaubamaja Grupp AS	21,000	205

		279

Finland — 0.4%
Elisa Oyj, Cl A	2,171	128
Kone Oyj, Cl B	869	74
Metsa Board Oyj	4,309	35
Neste Oyj	614	33
Nokia Oyj	327,497	1,601
Orion Oyj, Cl B	1,469	69
Tokmanni Group Corp	1,046	19
UPM-Kymmene Oyj	3,081	94
Uponor Oyj	1,074	19

		2,072

France — 3.8%
Alstom SA	1,273	71
Atos SE	12,529	1,091
AXA SA	73,836	1,515
BNP Paribas SA	55,926	2,455
Bureau Veritas SA	52,139	1,186
Capgemini SE	8,706	1,211
Carrefour SA	102,652	1,655
CGG SA *	13,138	12
Cie de Saint-Gobain	37,325	1,519
Danone SA	1,228	81
Engie SA	8,100	113
Gaztransport Et Technigaz SA	456	43
Ingenico Group SA	253	43
Publicis Groupe SA	33,768	1,190
Safran SA	9,300	1,081
Sanofi	4,100	417
Societe BIC SA	3,400	196
Societe Generale SA	59,236	965
Suez SA	5,007	87
TOTAL SE	40,970	1,625
Valeo SA	41,800	1,283
Veolia Environnement SA	3,433	83

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vivendi SA	1,320	$38

		17,960

Germany — 3.4%
Allianz SE	20,248	4,400
Aurubis AG	733	53
BASF SE	26,409	1,618
Bayerische Motoren Werke AG	18,707	1,346
Brenntag AG	2,173	136
Continental AG	10,174	1,112
Covestro AG	23,165	1,109
Deutsche Telekom AG	27,797	491
Draegerwerk AG & Co KGaA	110	8
E.ON SE	24,646	293
Evonik Industries AG	742	22
Hannover Rueck SE	884	151
HeidelbergCement AG	24,786	1,582
HelloFresh SE *	3,549	183
HOCHTIEF AG	2,500	223
Hornbach Holding AG & Co KGaA	207	23
MTU Aero Engines AG	15,365	2,858
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	400	116
RWE AG	5,759	230
Scout24 AG	535	50
Telefonica Deutschland Holding AG	24,932	69

		16,073

Greece — 0.1%
Aegean Airlines SA *	25,493	110
Fourlis Holdings SA *	22,206	106
JUMBO SA	12,000	208

		424

Hong Kong — 1.9%
Agile Group Holdings Ltd	14,000	19
Alibaba Health Information Technology Ltd *	6,000	14
A-Living Services Co Ltd, Cl H	9,830	51
Anhui Conch Cement Co Ltd, Cl H	117,430	852
ANTA Sports Products Ltd	2,000	20
BAIC Motor Corp Ltd, Cl H	540,500	259
Bank of China Ltd, Cl H	1,750,000	574
Beijing Capital Land Ltd, Cl H	36,683	7
BOC Aviation Ltd	3,400	25
Bosideng International Holdings Ltd	54,000	15
China Cinda Asset Management Co Ltd, Cl H	133,000	25
China Everbright International Ltd	67,000	40
China Hongqiao Group Ltd	33,500	22
China Jinmao Holdings Group Ltd	26,000	16
China Lesso Group Holdings Ltd	13,000	24
China Merchants Land Ltd	826,000	126
China Overseas Grand Oceans Group Ltd	34,056	22
China Resources Cement Holdings Ltd	56,330	82
China Resources Gas Group Ltd	2,000	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Resources Power Holdings Co Ltd	170,000	$202
China State Construction International Holdings Ltd	28,000	22
CITIC Ltd	344,000	314
CK Infrastructure Holdings Ltd	3,000	16
CNOOC Ltd	394,000	448
Country Garden Services Holdings Co Ltd	45,627	318
Dali Foods Group Co Ltd	30,500	19
Far East Horizon Ltd	29,000	26
Genscript Biotech Corp *	8,000	15
Haitian International Holdings Ltd	9,000	22
Hengan International Group Co Ltd	5,500	43
Hisense Home Appliances Group Co Ltd, Cl H	62,000	83
HK Electric Investments & HK Electric Investments Ltd	36,000	37
IGG Inc	358,000	413
Industrial & Commercial Bank of China Ltd, Cl H	857,002	480
Kingboard Laminates Holdings Ltd	19,000	24
KWG Group Holdings Ltd	21,000	40
Lenovo Group Ltd	62,000	41
Longfor Group Holdings Ltd	4,000	21
Man Wah Holdings Ltd	15,300	21
Meituan Dianping, Cl B *	9,800	323
Nine Dragons Paper Holdings Ltd	19,000	21
PAX Global Technology Ltd	117,000	68
Postal Savings Bank of China Co Ltd, Cl H	63,000	30
Power Assets Holdings Ltd	20,000	115
Shenzhen Expressway Co Ltd, Cl H	138,000	125
Shenzhen International Holdings Ltd	10,000	16
Shimao Group Holdings Ltd	4,000	18
Sino-Ocean Group Holding Ltd	67,500	16
Sinotruk Hong Kong Ltd	7,500	20
Sun Hung Kai Properties Ltd	5,000	67
Sunny Optical Technology Group Co Ltd	2,000	30
Tencent Holdings Ltd	40,890	2,799
Tingyi Cayman Islands Holding Corp	268,000	504
Uni-President China Holdings Ltd	18,000	16
West China Cement Ltd	318,000	56
Wharf Holdings Ltd/The	9,000	18
Xinyi Solar Holdings Ltd	24,000	30
Yuexiu Property Co Ltd	88,000	17
Zhongsheng Group Holdings Ltd	13,008	81
Zoomlion Heavy Industry Science and Technology Co Ltd	24,800	25

		9,202

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	681,632	841
MOL Hungarian Oil & Gas PLC	35,000	198
OTP Bank Nyrt	440	15

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Richter Gedeon Nyrt	9,900	$242

		1,296

India — 0.8%
Aurobindo Pharma Ltd	12,388	136
Bajaj Auto Ltd	412	17
Bharat Petroleum Corp Ltd	1,256	7
Coromandel International Ltd	1,439	15
Dr Reddy’s Laboratories Ltd	6,368	369
Granules India Ltd	32,006	136
HCL Technologies Ltd	45,744	432
Infosys Ltd	3,245	41
Infosys Ltd ADR	10,400	131
ITC Ltd	6,721	17
Jagran Prakashan Ltd	25,875	14
Jindal Steel & Power Ltd *	20,425	57
Jubilant Foodworks Ltd	784	22
MOIL Ltd *	42,273	85
Mphasis Ltd	22,400	336
Nestle India Ltd	554	120
Oil & Natural Gas Corp Ltd	344,194	383
Oil India Ltd	78,324	101
Petronet LNG Ltd	5,765	19
Power Finance Corp Ltd	335,846	429
Power Grid Corp of India Ltd	7,560	18
REC Ltd	292,417	422
Redington India Ltd	21,407	31
Tata Consultancy Services Ltd	2,776	85
Tata Motors Ltd *	12,919	25
Tech Mahindra Ltd	5,130	52
Titan Co Ltd	4,076	61

		3,561

Indonesia — 0.1%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	660,000	48
Gudang Garam Tbk PT *	20,900	68
Indofood Sukses Makmur Tbk PT	72,200	38
Indosat Tbk PT *	727,500	115
Tower Bersama Infrastructure Tbk PT	228,673	20
Unilever Indonesia Tbk PT	95,072	54

		343

Ireland — 0.0%
Flutter Entertainment PLC	230	39

Israel — 0.1%
Bank Hapoalim BM	6,514	40
Check Point Software Technologies Ltd *	2,591	327

		367

Italy — 1.2%
Assicurazioni Generali SpA *	16,837	262
Enel SpA	224,786	2,044
Hera SpA	41,200	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intesa Sanpaolo SpA	963,315	$2,085
Sesa SpA	172	15
Telecom Italia SpA/Milano	188,282	89
Terna Rete Elettrica Nazionale SpA	3,028	22
UniCredit SpA	106,173	1,048

		5,723

Japan — 12.1%
AEON Investment Corp ‡	160	175
AGC Inc/Japan	15,200	431
Aichi Steel Corp	3,700	93
Aoyama Trading Co Ltd	23,200	140
Aozora Bank Ltd	12,100	217
Asahi Group Holdings Ltd	49,167	1,722
Canon Inc	6,300	109
Central Japan Railway Co	12,300	1,843
Chugai Pharmaceutical Co Ltd	9,087	405
Citizen Watch Co Ltd	148,500	472
Cosel Co Ltd	10,600	87
Credit Saison Co Ltd	80,200	914
Cybozu Inc	506	15
Daibiru Corp	31,600	356
Daicel Corp	3,500	25
Daido Steel Co Ltd	3,000	100
Dai-ichi Life Holdings Inc	84,200	1,275
Daito Trust Construction Co Ltd	19,501	1,729
DCM Holdings Co Ltd	18,900	231
East Japan Railway Co	26,000	1,691
Eizo Corp	7,600	286
Exedy Corp	16,000	215
FANUC Corp	9,400	1,649
Fuji Media Holdings Inc	38,000	377
FUJIFILM Holdings Corp	2,700	128
Fujitsu Ltd	2,056	268
H.U. Group Holdings Inc	15,200	375
Hachijuni Bank Ltd/The	30,200	117
Hakuhodo DY Holdings Inc	1,700	21
Hiroshima Bank Ltd/The	38,000	192
Hitachi Ltd	10,600	353
Hitachi Metals Ltd	3,000	45
Hokuetsu Corp	60,900	208
Honda Motor Co Ltd	71,200	1,832
ITOCHU Corp	5,700	146
Itochu Enex Co Ltd	27,200	241
Iyo Bank Ltd/The	15,200	97
J Front Retailing Co Ltd	65,800	458
Japan Lifeline Co Ltd	46,400	617
Japan Tobacco Inc	102,300	1,912
JFE Holdings Inc	95,500	723
JGC Holdings Corp	97,600	1,078
JM Holdings Co Ltd	221	7
JSR Corp	1,600	34

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kajima Corp	76,600	$954
Kandenko Co Ltd	16,100	126
KDDI Corp	27,200	789
Kirin Holdings Co Ltd	23,000	452
Komatsu Ltd	59,100	1,284
Komeri Co Ltd	13,700	424
K’s Holdings Corp	19,815	281
Kuraray Co Ltd	19,000	194
KYORIN Holdings Inc	14,100	267
Lasertec Corp	1,454	110
Life Corp	339	15
LIXIL Group Corp	1,100	20
Macnica Fuji Electronics Holdings Inc	958	16
Marui Group Co Ltd	2,500	46
Mitsubishi Corp	6,300	149
Mitsubishi Estate Co Ltd	105,200	1,648
Mitsubishi Gas Chemical Co Inc	2,000	36
Mitsubishi Heavy Industries Ltd	14,400	358
Mitsubishi UFJ Financial Group Inc	178,500	745
Mitsubishi UFJ Lease & Finance Co Ltd	43,200	204
Mizuho Financial Group Inc	220,000	298
NEC Networks & System Integration Corp	1,607	30
NGK Insulators Ltd	2,800	40
NH Foods Ltd	12,200	553
Nippon Express Co Ltd	5,700	337
Nippon Steel Corp	133,700	1,317
Nippon Telegraph & Telephone Corp	160,808	3,657
Nippon Television Holdings Inc	68,300	806
Nippon Yusen KK	63,200	988
Nishi-Nippon Financial Holdings Inc	13,300	88
Nissan Motor Co Ltd	76,100	310
NOK Corp	50,300	548
Nomura Holdings Inc	216,900	1,114
Nomura Real Estate Holdings Inc	15,700	300
Nomura Research Institute Ltd	726	19
North Pacific Bank Ltd	42,200	89
NSK Ltd	14,400	110
NTT DOCOMO Inc	3,900	109
Obayashi Corp	45,600	446
Okuwa Co Ltd	587	8
Organo Corp	133	7
ORIX Corp	14,600	182
Osaka Gas Co Ltd	36,300	710
Park24 Co Ltd	1,500	27
Persol Holdings Co Ltd	66,100	1,032
Ryohin Keikaku Co Ltd	800	13
San-Ai Oil Co Ltd	1,264	11
Sawai Pharmaceutical Co Ltd	6,700	342
SCSK Corp	300	16
Sega Sammy Holdings Inc	1,500	17
Seiko Epson Corp	89,700	1,071
Seven & i Holdings Co Ltd	11,800	382

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shimachu Co Ltd	17,100	$478
Shimamura Co Ltd	300	25
Shimizu Corp	8,400	65
Sumitomo Corp	1,200	16
Sumitomo Electric Industries Ltd	133,700	1,575
Sumitomo Mitsui Financial Group Inc	49,700	1,461
Sumitomo Mitsui Trust Holdings Inc	42,100	1,219
Sumitomo Rubber Industries Ltd	19,000	183
Takashimaya Co Ltd	37,300	294
Takeda Pharmaceutical Co Ltd	18,500	691
Teijin Ltd	18,100	284
Tocalo Co Ltd	1,359	14
Toho Holdings Co Ltd	28,000	541
Tokyo Gas Co Ltd	59,200	1,316
Tokyo Ohka Kogyo Co Ltd	249	12
Toray Industries Inc	45,600	217
Torii Pharmaceutical Co Ltd	267	7
Toyoda Gosei Co Ltd	900	20
Toyota Motor Corp	2,600	172
Toyota Tsusho Corp	900	26
Tsukui Corp	34,900	204
United Arrows Ltd	14,700	225
Welcia Holdings Co Ltd	2,106	90
Xebio Holdings Co Ltd	27,100	192
Yamada Denki Co Ltd	259,700	1,393
Yamaha Motor Co Ltd	20,000	315
Yamato Holdings Co Ltd	7,100	186
Yaoko Co Ltd	374	29

		57,754

Luxembourg — 0.3%
Trinseo SA	58,060	1,446

Malaysia — 0.4%
AMMB Holdings Bhd	24,300	17
Hartalega Holdings Bhd	85,800	341
Hong Leong Bank Bhd	11,300	38
Nestle Malaysia Bhd	1,074	36
Petronas Dagangan Bhd	4,500	22
RHB Bank Bhd	164,900	181
Supermax Corp Bhd *	69,900	372
Telekom Malaysia Bhd	16,000	16
Tenaga Nasional Bhd	26,600	70
Top Glove Corp Bhd	93,000	586

		1,679

Mexico — 0.1%
Alpek SAB de CV, Cl A	150,366	114
Banco del Bajio SA *	176,520	141
Corp Inmobiliaria Vesta SAB de CV	89,545	133
Kimberly-Clark de Mexico SAB de CV, Cl A	32,255	51
Wal-Mart de Mexico SAB de CV	3,229	8

		447

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands — 1.2%
Altice Europe NV *	3,336	$15
Arcadis NV	1,580	36
ArcelorMittal SA	128,453	1,625
ASM International NV	336	51
CNH Industrial NV	205,500	1,623
Koninklijke Ahold Delhaize NV	23,734	718
NN Group NV	5,900	223
Royal Dutch Shell PLC, Cl A	74,221	1,110
Unilever NV	1,052	61

		5,462

New Zealand — 0.0%
Z Energy Ltd	41,600	76

Nigeria — 0.0%
Zenith Bank PLC	2,823,823	123

Norway — 0.1%
Austevoll Seafood ASA	21,700	202
Europris ASA	3,090	16
Fjordkraft Holding ASA	1,539	16
Selvaag Bolig ASA	1,266	8
Telenor ASA	671	11

		253

Pakistan — 0.0%
Nishat Mills Ltd	146,800	96
Pakistan Oilfields Ltd	9,779	25

		121

Philippines — 0.1%
DMCI Holdings Inc	1,824,900	151
First Philippine Holdings Corp	22,040	27
Globe Telecom Inc	395	17
LT Group Inc	178,378	31
PLDT Inc	10,978	335
Semirara Mining & Power Corp, Cl A	67,100	13

		574

Poland — 1.3%
Bank Handlowy w Warszawie SA *	37,721	382
Bank Millennium SA *	245,000	202
Bank Polska Kasa Opieki SA	82,017	1,169
Budimex SA	220	14
CCC SA	33,703	529
getBACK SA *	158,863	–
Globe Trade Centre SA	60,626	109
Grupa Kety SA	3,390	441
Grupa Lotos SA	26,980	298
PLAY Communications SA	27,134	226
Powszechna Kasa Oszczednosci Bank Polski SA	232,641	1,368
Powszechny Zaklad Ubezpieczen SA	140,082	1,037
Stalexport Autostrady SA	217,207	177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VRG SA *	174,696	$110

		6,062

Portugal — 0.0%
EDP - Energias de Portugal SA	30,391	154

Qatar — 0.0%
Masraf Al Rayan QSC	15,613	18
Qatar Islamic Bank SAQ	5,333	23

		41

Romania — 0.4%
BRD-Groupe Societe Generale SA	152,118	451
Fondul Proprietatea SA	2,100,069	641
OMV Petrom SA	6,779,528	602

		1,694

Russia — 0.9%
Detsky Mir PJSC	75,470	119
Gazprom PJSC	60,000	146
Inter RAO UES PJSC	1,500,000	105
LUKOIL PJSC ADR	632	43
Magnit PJSC	11,110	663
MMC Norilsk Nickel PJSC	4,318	1,122
Mobile TeleSystems PJSC ADR	4,234	39
Rosneft Oil Co PJSC GDR	40,000	203
Sberbank of Russia PJSC	218,000	662
Sberbank of Russia PJSC ADR *	1,717	21
Severstal PAO	8,408	106
United Co RUSAL PLC	1,064,140	440
X5 Retail Group NV GDR	18,283	667

		4,336

Saudi Arabia — 0.1%
Abdullah Al Othaim Markets Co	6,606	220
Jarir Marketing Co	5,162	225
Saudi Marketing Co	12,604	92
Saudia Dairy & Foodstuff Co	2,701	133

		670

Singapore — 0.4%
Best World International Ltd	24,994	25
China Yuchai International Ltd	7,547	122
DBS Group Holdings Ltd	12,900	198
Flex Ltd *	90,600	984
Keppel Infrastructure Trust	77,748	31
Sheng Siong Group Ltd	14,441	19
Singapore Telecommunications Ltd	108,400	183
United Overseas Bank Ltd	7,700	111

		1,673

Slovenia — 0.4%
Krka dd Novo mesto	8,705	904
Luka Koper	21,153	472

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telekom Slovenije DD	10,347	$580

		1,956

South Africa — 0.2%
Anglo American Platinum Ltd	1,439	107
Aspen Pharmacare Holdings Ltd	2,034	16
Clicks Group Ltd	1,060	14
DataTec Ltd *	26,994	35
Exxaro Resources Ltd	3,167	26
Kumba Iron Ore Ltd	8,289	260
Motus Holdings Ltd	17,123	28
MTN Group Ltd	12,046	44
Old Mutual Ltd	895,245	591
Sanlam Ltd	4,576	15

		1,136

South Korea — 2.2%
Avaco Co Ltd	9,993	66
Chongkundang Holdings Corp	1,421	145
CJ CheilJedang Corp	1,789	613
CJ Logistics Corp *	129	16
Coway Co Ltd	773	52
DHP Korea Co Ltd	6,816	44
DongKook Pharmaceutical Co Ltd	220	28
E-MART Inc	3,365	340
Hana Financial Group Inc	29,961	711
Hite Jinro Co Ltd	2,482	77
Huvitz Co Ltd	1,732	9
JB Financial Group Co Ltd	36,479	132
KB Financial Group Inc	22,751	706
Kia Motors Corp	21,896	782
Korea Zinc Co Ltd	125	42
KT Skylife Co Ltd	13,904	100
KT&G Corp	4,100	287
LG Electronics Inc	10,273	728
LG HelloVision Co Ltd	6,616	22
LG Innotek Co Ltd	308	38
NAVER Corp	464	126
NEOWIZ HOLDINGS Corp	1,430	22
NongShim Co Ltd	790	239
Pharma Research Products Co Ltd	1,536	90
POSCO ADR	12,793	494
Samsung Electronics Co Ltd	30,968	1,408
Samsung Electronics Co Ltd GDR	2,442	2,775
Shinhan Financial Group Co Ltd	1,254	31
SK Gas Ltd	665	53
SK Telecom Co Ltd	1,700	355
Tovis Co Ltd	14,001	73
Yuhan Corp	694	39

		10,643

Spain — 0.5%
Banco Santander SA	679,463	1,516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco Santander SA ADR	8,300	$27
Ebro Foods SA	13,300	327
Endesa SA	7,200	200
Pharma Mar SA	279	29
Siemens Gamesa Renewable Energy SA	2,900	78
Viscofan SA	873	65

		2,242

Sweden — 0.7%
Atlas Copco AB, Cl A	3,757	174
Autoliv Inc	13,800	1,084
Axfood AB	1,342	30
Evolution Gaming Group AB	2,157	162
Fortnox AB	838	29
Hennes & Mauritz AB, Cl B	4,872	78
Mycronic AB	1,467	34
Sandvik AB	68,576	1,350
Skanska AB, Cl B	6,964	142
Swedish Match AB	4,220	321
Tele2 AB, Cl B	7,344	105

		3,509

Switzerland — 1.0%
ABB Ltd	4,917	125
Adecco Group AG	1,942	102
Baloise Holding AG	532	83
Credit Suisse Group AG *	136,948	1,511
Geberit AG	224	129
Implenia AG	372	13
LafargeHolcim Ltd	212	10
LEM Holding SA	20	36
Novartis AG	2,539	220
Partners Group Holding AG	242	247
Roche Holding AG	3,714	1,302
Swatch Group AG/The, Cl B	3,248	689
Swiss Life Holding AG	600	243
Swiss Re AG	730	59

		4,769

Taiwan — 2.1%
Asustek Computer Inc	4,000	33
Cathay Financial Holding Co Ltd	31,000	42
Chailease Holding Co Ltd	13,520	60
Chicony Electronics Co Ltd	86,558	261
China Development Financial Holding Corp	75,000	22
Chunghwa Telecom Co Ltd	40,000	148
Everlight Electronics Co Ltd	76,000	89
Fubon Financial Holding Co Ltd	441,000	643
Highwealth Construction Corp	10,000	16
Hon Hai Precision Industry Co Ltd	25,000	66
Innolux Corp, Cl A	1,423,000	442
Kinsus Interconnect Technology Corp	209,000	454
Lien Hwa Industrial Holdings Corp	17,497	25

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lite-On Technology Corp	39,000	$62
Nan Ya Plastics Corp	15,000	31
Nien Made Enterprise Co Ltd	13,000	150
Novatek Microelectronics Corp	73,000	597
Pacific Hospital Supply Co Ltd	19,000	49
Pegatron Corp	87,027	185
Pixart Imaging Inc	2,726	16
Pou Chen Corp	204,000	193
Quanta Computer Inc	138,010	362
Realtek Semiconductor Corp	65,130	844
SCI Pharmtech Inc	50,100	220
Simplo Technology Co Ltd	3,753	43
SinoPac Financial Holdings Co Ltd	573,000	211
Soft-World International Corp	2,000	6
SunMax Biotechnology Co Ltd	6,000	14
Synnex Technology International Corp	171,000	255
Taiwan Business Bank	265,350	90
Taiwan Cement Corp	26,250	38
Taiwan Semiconductor Manufacturing Co Ltd	194,020	2,820
United Microelectronics Corp	1,037,000	749
Universal Vision Biotechnology Co Ltd	3,000	26
Wistron Corp	57,483	63
Wiwynn Corp *	1,684	45
Wowprime Corp	17,000	42
WPG Holdings Ltd	14,000	20
Yuanta Financial Holding Co Ltd	495,040	310

		9,742

Thailand — 0.1%
Bangkok Bank PCL	44,900	154
BTS Group Holdings PCL	42,000	14
Bumrungrad Hospital PCL	3,800	14
Central Retail Corp PCL	12,200	12
Kiatnakin Phatra Bank PCL	109,100	139
PTT Exploration & Production PCL	7,500	21
Sansiri PCL	2,578,500	61
Siam Commercial Bank PCL/The	7,800	18
Srisawad Corp PCL	9,100	13
TAC Consumer PCL, Cl F	66,000	13

		459

Turkey — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	118,000	311
BIM Birlesik Magazalar AS	14,634	135
Dogus Otomotiv Servis ve Ticaret AS	25,955	52
Enerjisa Enerji AS	5,986	7
Haci Omer Sabanci Holding AS	39,796	42
KOC Holding AS	90,000	182
Koza Altin Isletmeleri AS *	1,047	11
Tofas Turk Otomobil Fabrikasi AS	16,703	51
Tupras Turkiye Petrol Rafinerileri AS	11,500	125
Turkiye Garanti Bankasi AS	308,000	283
Turkiye Sise ve Cam Fabrikalari AS	270,000	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vestel Beyaz Esya Sanayi ve Ticaret AS	6,928	$25
Vestel Elektronik Sanayi ve Ticaret AS *	6,357	16

		1,461

United Arab Emirates — 0.1%
Dubai Islamic Bank PJSC	26,509	29
Emaar Properties PJSC	584,985	459
First Abu Dhabi Bank PJSC	7,072	22

		510

United Kingdom — 4.5%
Ashmore Group PLC	8,225	46
AstraZeneca PLC	15,169	1,689
BAE Systems PLC	53,600	372
BP PLC	465,445	1,621
British American Tobacco PLC	7,200	245
CNH Industrial NV	126,301	999
Dunelm Group PLC	3,665	70
Evraz PLC	55,000	238
Frasers Group PLC *	4,300	20
Frontier Developments PLC *	376	11
Future PLC	1,774	35
Games Workshop Group PLC	755	93
GlaxoSmithKline PLC	37,600	741
Globaltrans Investment PLC GDR	71,000	442
GVC Holdings PLC	5,548	59
Halyk Savings Bank of Kazakhstan JSC GDR	22,265	261
Imperial Brands PLC	15,900	267
Informa PLC	172,299	953
International Consolidated Airlines Group SA	213,372	611
ITV PLC	49,687	40
Linde PLC	5,249	1,311
LSR Group PJSC GDR	14,280	30
MD Medical Group Investments PLC GDR	43,000	239
Meggitt PLC	358,540	1,396
NAC Kazatomprom JSC GDR	14,000	214
Next PLC	28,341	2,292
Nova Ljubljanska Banka dd GDR *	17,800	159
Pearson PLC	219,724	1,645
Pets at Home Group PLC	2,121	8
Reckitt Benckiser Group PLC	2,539	256
Rightmove PLC	23,230	197
Rio Tinto PLC	25,982	1,605
Smiths Group PLC	70,974	1,329
Softcat PLC	2,802	52
Spirent Communications PLC	10,034	39
SSE PLC	1,131	19
Standard Life Aberdeen PLC	17,967	57
Stock Spirits Group PLC	65,680	194
Tate & Lyle PLC	33,300	305
Telecom Plus PLC	830	15
Wm Morrison Supermarkets PLC	69,300	179

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WPP PLC	129,325	$1,105

		21,459

United States — 44.1%

Communication Services — 2.4%
Alphabet Inc, Cl A *	1,372	2,236
AMC Networks Inc, Cl A *	3,900	95
AT&T	115,869	3,454
CenturyLink Inc	157,770	1,696
Comcast Corp, Cl A	15,900	712
Electronic Arts Inc *	344	48
Facebook Inc, Cl A *	1,631	478
Gray Television Inc *	2,129	33
Maxar Technologies Inc	1,270	29
Take-Two Interactive Software Inc *	675	116
Verizon Communications	16,200	960
ViacomCBS, Cl B	45,700	1,273
Zillow Group Inc, Cl C *	1,540	132

		11,262

Consumer Discretionary — 8.7%
Adient PLC *	74,450	1,291
Advance Auto Parts Inc	17,700	2,767
Amazon.com Inc *	309	1,066
AutoZone Inc *	3,598	4,304
Beazer Homes USA Inc *	58,270	713
Best Buy Co Inc	4,607	511
Buckle Inc/The	619	12
Carnival Corp, Cl A	44,021	725
Chipotle Mexican Grill Inc, Cl A *	364	477
Crocs Inc *	601	24
Dana Inc	118,660	1,655
Darden Restaurants Inc	1,740	151
Designer Brands Inc, Cl A	96,870	683
Domino’s Pizza Inc	125	51
DR Horton Inc	4,400	314
eBay Inc	11,732	643
Foot Locker Inc	39,050	1,184
Ford Motor Co	27,700	189
Garmin Ltd	2,790	289
General Motors	37,500	1,111
Gentex Corp	63,977	1,731
Goodyear Tire & Rubber Co	137,970	1,324
Group 1 Automotive Inc	14,710	1,272
Hasbro Inc	1,726	136
Johnson Outdoors Inc, Cl A	135	12
Lowe’s Cos Inc	21,046	3,466
M/I Homes Inc *	29,070	1,237
McDonald’s Corp	788	168
Newell Brands Inc	95,987	1,534
NIKE Inc, Cl B	11,928	1,335
NVR Inc *	61	254
Office Depot Inc	342	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive Inc *	1,855	$864
Perdoceo Education Corp *	1,001	14
PulteGroup Inc	3,905	174
PVH Corp	21,210	1,183
Rent-A-Center Inc/TX, Cl A	1,644	50
Sleep Number Corp *	670	32
Sonic Automotive Inc, Cl A	524	22
Tapestry Inc	72,700	1,071
Target Corp	13,102	1,981
Taylor Morrison Home Corp, Cl A *	84,330	1,984
Tenneco Inc, Cl A *	999	8
Thor Industries Inc	710	67
TJX Cos Inc	20,217	1,108
TopBuild Corp *	683	105
Tractor Supply Co	4,011	597
Vail Resorts Inc	57	12
VF Corp	1,604	105
Whirlpool Corp	7,855	1,396
Winnebago Industries Inc	604	33
World Fuel Services Corp	1,435	38

		41,481

Consumer Staples — 3.0%
Altria Group	7,900	346
Archer-Daniels-Midland Co	8,851	396
Bunge Ltd	462	21
Campbell Soup Co	845	44
Colgate-Palmolive Co	12,077	957
Conagra Brands Inc	48,108	1,845
General Mills Inc	11,108	710
Hain Celestial Group Inc/The *	1,023	34
J M Smucker Co	4,300	517
Kellogg Co	7,664	543
Kimberly-Clark Corp	3,453	545
Kraft Heinz Co	9,837	345
Kroger Co	67,152	2,396
Lamb Weston Holdings Inc	1,143	72
Medifast Inc	124	20
Monster Beverage Corp *	325	27
PepsiCo Inc	11,351	1,590
Performance Food Group Co *	1,111	41
Procter & Gamble Co	4,647	643
SpartanNash Co	839	17
Sprouts Farmers Market Inc *	1,422	33
Sysco Corp	30,986	1,863
Tyson Foods Inc, Cl A	3,100	195
USANA Health Sciences Inc *	304	24
Walgreens Boots Alliance Inc	2,800	106
Walmart Inc	5,415	752

		14,082

Energy — 1.2%
Apache Corp	970	14

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baker Hughes Co, Cl A	84,600	$1,208
HollyFrontier Corp	33,580	802
Kosmos Energy Ltd	6,069	9
Magnolia Oil & Gas Corp *	2,519	16
Murphy Oil Corp	85,200	1,171
Murphy USA Inc *	613	83
Noble Energy Inc	115,300	1,147
PBF Energy Inc, Cl A	100,370	859
Phillips 66	2,700	158
Renewable Energy Group Inc *	744	25
Valero Energy	3,406	179

		5,671

Financials — 8.5%
Aflac Inc	70,727	2,569
Allstate Corp/The	5,400	502
Ally Financial Inc	152,580	3,491
American Express Co	23,282	2,365
American Financial Group Inc/OH	2,500	167
American International Group Inc	70,500	2,054
Annaly Capital Management Inc ‡	24,700	182
Apollo Global Management Inc, Cl A	2,500	117
Artisan Partners Asset Management Inc, Cl A	1,112	43
Axis Capital Holdings Ltd	4,800	229
Bank of America Corp	40,500	1,042
Berkshire Hathaway Inc, Cl B *	2,800	611
BlackRock Inc, Cl A	1,108	658
Blackstone Group Inc/The, Cl A	5,673	300
Brightsphere Investment Group Inc	1,622	22
Carlyle Group Inc/The	1,944	50
CME Group Inc, Cl A	6,211	1,092
CNA Financial Corp	17,810	573
Cohen & Steers Inc	517	31
E*TRADE Financial Corp	39,200	2,121
Equitable Holdings Inc	108,038	2,289
Everest Re Group Ltd	1,000	220
FactSet Research Systems Inc	3,461	1,213
Federated Hermes Inc, Cl B	2,072	50
Goldman Sachs Group Inc/The	6,742	1,381
Hartford Financial Services Group Inc/The	4,700	190
Hexindai Inc ADR	3,610	6
Investors Bancorp Inc	23,800	184
Janus Henderson Group PLC	3,790	79
JPMorgan Chase & Co	2,400	240
Lincoln National Corp	30,700	1,107
Moody’s Corp	11,117	3,276
Mr Cooper Group Inc *	1,438	26
MSCI Inc, Cl A	4,712	1,759
PRA Group Inc *	806	38
Progressive Corp/The	42,387	4,028
S&P Global Inc	1,499	549
Starwood Property Trust Inc ‡	8,500	133

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	5,318	$132
T Rowe Price Group Inc	2,528	352
Travelers Cos Inc/The	1,800	209
US Bancorp	73,520	2,676
Victory Capital Holdings Inc, Cl A	422	7
Wells Fargo & Co	84,000	2,029

		40,392

Health Care — 5.5%
AbbVie	5,941	569
Amedisys Inc *	288	70
AmerisourceBergen Corp, Cl A	24,400	2,368
Amgen Inc	2,200	557
Becton Dickinson and Co	5,856	1,422
Biogen Inc *	371	107
Bristol-Myers Squibb Co	22,735	1,414
Cardinal Health Inc	4,026	204
Chemed Corp	363	188
CVS Health Corp	40,100	2,491
Danaher Corp	1,461	302
DaVita Inc *	1,839	160
DexCom Inc *	880	374
Eli Lilly and Co	11,846	1,758
Gilead Sciences	3,900	260
HCA Healthcare Inc	1,200	163
Humana Inc	33	14
IDEXX Laboratories Inc *	454	178
Johnson & Johnson	16,065	2,465
McKesson Corp	1,429	219
Medpace Holdings Inc *	538	70
Merck & Co Inc	41,544	3,542
Mettler-Toledo International Inc *	1,089	1,057
PerkinElmer Inc	1,256	148
Pfizer Inc	13,700	518
Quidel Corp *	123	22
ResMed Inc	2,106	381
UnitedHealth Group Inc	12,941	4,045
Varian Medical Systems Inc *	6,341	1,101
Vertex Pharmaceuticals Inc *	515	144
Zoetis Inc, Cl A	130	21

		26,332

Industrials — 4.9%
3M Co	1,291	210
AAR Corp	7,810	158
Advanced Drainage Systems Inc	967	54
Alaska Air Group Inc	14,700	573
Allison Transmission Holdings Inc, Cl A	8,000	287
Astec Industries Inc	293	15
Atlas Air Worldwide Holdings Inc *	31,160	1,757
BMC Stock Holdings Inc *	1,407	56
Brady Corp, Cl A	1,154	54
Builders FirstSource Inc *	2,436	75

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carrier Global Corp	32,615	$974
Copart Inc *	2,047	211
CoStar Group Inc *	21	18
Eaton Corp PLC	247	25
Expeditors International of Washington Inc	262	23
Fastenal Co	5,698	278
Fluor Corp	97,630	929
FTI Consulting Inc *	527	60
Generac Holdings Inc *	1,459	277
General Dynamics Corp	1,700	254
Graco Inc	19,424	1,127
Greenbrier Cos Inc/The	42,470	1,155
HD Supply Holdings Inc *	4,800	190
Heartland Express Inc	1,040	22
Howmet Aerospace Inc	5,907	103
Johnson Controls International plc	2,219	90
Lockheed Martin Corp	647	253
Manitowoc Co Inc/The *	91,750	864
Meritor Inc *	69,489	1,582
Middleby Corp/The *	7,865	770
Nielsen Holdings PLC	5,211	80
Northrop Grumman Corp	500	171
Old Dominion Freight Line Inc	394	80
Omega Flex Inc	69	9
Otis Worldwide Corp	15,661	985
Parker-Hannifin Corp	11,355	2,339
Robert Half International Inc	15,838	843
Rockwell Automation Inc	734	169
Saia Inc *	520	70
SiteOne Landscape Supply Inc *	52	7
Stanley Black & Decker Inc	6,200	1,000
TransDigm Group Inc	511	255
Union Pacific Corp	15,037	2,894
United Parcel Service Inc, Cl B	3,440	563
Wabash National Corp	80,390	982
WW Grainger Inc	815	298

		23,189

Information Technology — 7.0%
Accenture PLC, Cl A	177	42
Advanced Micro Devices Inc *	6,430	584
Akamai Technologies Inc *	498	58
Amdocs Ltd	9,740	596
Amkor Technology Inc *	2,059	25
Analog Devices Inc	9,950	1,163
Apple Inc	17,568	2,267
Arista Networks Inc *	462	103
Automatic Data Processing Inc	355	49
Broadcom	441	153
CACI International Inc, Cl A *	1,568	367
Cadence Design Systems Inc *	1,541	171
CDK Global Inc	3,600	168

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CDW Corp/DE	335	$38
Ciena Corp *	1,140	65
Cisco Systems Inc	32,945	1,391
Citrix Systems Inc	144	21
Cognizant Technology Solutions Corp, Cl A	4,100	274
Corning Inc	8,474	275
Dell Technologies Inc, Cl C *	20,340	1,344
DocuSign Inc, Cl A *	1,083	242
DXC Technology Co	129,570	2,589
Fair Isaac Corp *	550	231
Fortinet Inc *	334	44
HP Inc	24,375	477
Intel Corp	72,269	3,682
International Business Machines Corp	28,706	3,540
Intuit Inc	1,423	491
Juniper Networks Inc	8,449	211
KLA Corp	194	40
Lam Research	919	309
Lattice Semiconductor Corp *	377	11
Leidos Holdings Inc	1,432	130
Manhattan Associates Inc *	141	14
Mastercard, Cl A	7,154	2,562
Microsoft Corp	14,545	3,280
NetApp Inc	2,474	117
NortonLifeLock Inc	8,732	205
Oracle	39,681	2,271
Palo Alto Networks Inc *	720	185
Paycom Software Inc *	122	37
Perficient Inc *	670	29
QUALCOMM Inc	12,586	1,499
RingCentral Inc, Cl A *	158	46
Seagate Technology PLC	3,869	186
Splunk Inc *	1,250	274
Synaptics Inc *	555	47
Teradyne Inc	3,556	302
Trade Desk Inc/The, Cl A *	288	139
TTEC Holdings Inc	376	21
Twilio Inc, Cl A *	693	187
VeriSign Inc *	788	169
Western Union Co	22,921	541
Zebra Technologies Corp, Cl A *	218	62

		33,324

Materials — 2.3%
AdvanSix Inc *	95,430	1,215
Boise Cascade Co	859	39
Celanese Corp, Cl A	172	17
Commercial Metals Co	2,347	49
Dow Inc	335	15
Ecolab Inc	3,962	781
Greif Inc, Cl A	625	23
Huntsman Corp	72,780	1,574

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Flavors & Fragrances Inc	546	$68
Nucor Corp	43,525	1,979
Packaging Corp of America	19,280	1,952
Reliance Steel & Aluminum Co	10,442	1,095
Scotts Miracle-Gro Co, Cl A	389	66
Sealed Air Corp	6,400	252
Sherwin-Williams Co	2,676	1,796
Silgan Holdings Inc	6,400	244
Tredegar Corp	612	10

		11,175

Real Estate — 0.2%
Brandywine Realty Trust ‡	10,000	111
Brixmor Property Group Inc ‡	77,400	913
Medical Properties Trust Inc ‡	3,277	61
Mid-America Apartment Communities Inc ‡	510	60
National Health Investors Inc ‡	1,500	93
VEREIT Inc ‡	14,000	94
Weyerhaeuser Co ‡	2,560	78

		1,410

Utilities — 0.4%
Edison International	4,483	235
Entergy Corp	4,400	436
Evergy Inc	3,000	160
Exelon Corp	14,800	546
FirstEnergy Corp	2,328	67
Public Service Enterprise Group Inc	7,100	371
Sempra Energy	99	12

		1,827

		210,145

Vietnam — 0.0%
Digiworld Corp	69,220	137

Total Common Stock (Cost $418,213) ($ Thousands)		436,568

PREFERRED STOCK — 0.2%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (A)	159,901	381
Cia Paranaense de Energia (A)	1,900	21

		402

Germany — 0.0%
Draegerwerk AG & Co KGaA (A)	148	13

Russia — 0.1%
Bashneft PJSC (A)	340	6
Surgutneftegas PJSC (A)	600,000	301
Transneft PJSC * (A)	103	191

		498

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $1,132) ($ Thousands)		$913

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Chailease Holding, Expires 09/01/2020 *	1,175	–

Total Rights
(Cost $—) ($ Thousands)		–

	Number of Warrants

WARRANTS — 0.0%
Thailand — 0.0%
Srisawad Corp PCL, Expires 06/23/2026 *	364	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	13,477,288	13,477

Total Cash Equivalent
(Cost $13,477) ($ Thousands)		13,477

Total Investments in Securities — 94.7%
(Cost $432,822) ($ Thousands)		$450,958

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B)
(Cost $59) ($ Thousands)	23,716,657	$–

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

A list of the exchange traded options held by the Fund at August 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
September 2020, USD Call INR Put*	4,209,517	$210	$74.37	9/19/2020	$–
September 2020, EUR Call USD Put*	19,507,140	975	1.20	9/19/2020	–

Total Purchased Options		$1,185			$–

A list of open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	52	Sep-2020	$2,023	$2,031	$(16)
FTSE 100 Index	10	Sep-2020	794	798	(12)
Hang Seng Index	19	Oct-2020	3,119	3,074	(45)
MSCI Emerging Markets	(443)	Sep-2020	(22,264)	(24,374)	(2,109)
MSCI Singapore Index	48	Oct-2020	1,030	1,028	(7)
OMX Stockholm 30	35	Sep-2020	712	716	–
S&P 500 Index E-MINI	313	Sep-2020	48,061	54,758	6,696
S&P TSX 60 Index	58	Sep-2020	7,755	8,805	686
SPI 200 Index	56	Sep-2020	5,688	6,243	143
TOPIX Index	(149)	Sep-2020	(22,088)	(22,706)	(274)

			$24,830	$30,373	$5,062

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/21/20	NZD	162	USD	107	$(2)
Brown Brothers Harriman	09/21/20	USD	442	NZD	668	10
Brown Brothers Harriman	09/21/20	USD	3	NZD	5	—
Brown Brothers Harriman	09/21/20	USD	735	NOK	6,509	15
Brown Brothers Harriman	09/21/20	USD	7	NOK	64	—
Brown Brothers Harriman	09/21/20	SGD	11	USD	8	—
Brown Brothers Harriman	09/21/20	SGD	1,023	USD	749	(4)
Brown Brothers Harriman	09/21/20	USD	1,558	SGD	2,128	8
Brown Brothers Harriman	09/21/20	USD	17	SGD	23	—
Brown Brothers Harriman	09/21/20	NOK	2,536	USD	286	(6)
Brown Brothers Harriman	09/21/20	USD	3,099	DKK	19,384	17
Brown Brothers Harriman	09/21/20	AUD	3,356	USD	2,427	(55)
Brown Brothers Harriman	09/21/20	USD	3,974	SEK	34,451	22
Brown Brothers Harriman	09/21/20	USD	28	SEK	240	—
Brown Brothers Harriman	09/21/20	HKD	4,088	USD	527	—
Brown Brothers Harriman	09/21/20	HKD	148	USD	19	—
Brown Brothers Harriman	09/21/20	CHF	16	USD	18	—
Brown Brothers Harriman	09/21/20	CHF	4,672	USD	5,136	(57)
Brown Brothers Harriman	09/21/20	USD	14	HKD	109	—
Brown Brothers Harriman	09/21/20	USD	4,726	HKD	36,626	—

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/21/20	DKK	8,746	USD	1,398	$(8)
Brown Brothers Harriman	09/21/20	USD	9,240	AUD	12,770	204
Brown Brothers Harriman	09/21/20	USD	70	AUD	94	—
Brown Brothers Harriman	09/21/20	CAD	6	USD	4	—
Brown Brothers Harriman	09/21/20	CAD	9,344	USD	7,099	(73)
Brown Brothers Harriman	09/21/20	USD	13,607	CAD	17,909	140
Brown Brothers Harriman	09/21/20	USD	102	CAD	133	—
Brown Brothers Harriman	09/21/20	USD	14,064	CHF	12,793	155
Brown Brothers Harriman	09/21/20	USD	104	CHF	93	—
Brown Brothers Harriman	09/21/20	GBP	72	USD	96	—
Brown Brothers Harriman	09/21/20	GBP	14,721	USD	19,412	(299)
Brown Brothers Harriman	09/21/20	USD	20,977	GBP	15,907	321
Brown Brothers Harriman	09/21/20	USD	150	GBP	112	—
Brown Brothers Harriman	09/21/20	SEK	219	USD	25	—
Brown Brothers Harriman	09/21/20	SEK	37,378	USD	4,312	(24)
Brown Brothers Harriman	09/21/20	EUR	215	USD	257	—
Brown Brothers Harriman	09/21/20	EUR	42,429	USD	50,492	(269)
Brown Brothers Harriman	09/21/20	USD	44,225	EUR	37,162	234
Brown Brothers Harriman	09/21/20	USD	314	EUR	262	—
Brown Brothers Harriman	09/23/20	USD	856	JPY	91,020	3
Brown Brothers Harriman	09/23/20	USD	36,108	JPY	3,814,343	(125)
Brown Brothers Harriman	09/23/20	JPY	6,396,038	USD	60,539	201
Brown Brothers Harriman	09/23/20	JPY	239,562	USD	2,256	(4)
Standard Chartered	09/28/20	USD	5,773	INR	431,603	96
Standard Chartered	09/28/20	INR	44,206	USD	601	—
Standard Chartered	09/28/20	INR	383,301	USD	5,172	(41)

						$459

Percentages are based on Net Assets of $476,127 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Offset Market Exchange

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

S&P— Standard & Poor’s

SEK— Swedish Krona

SGD— Singapore Dollar

SPI— Share Price Index

TOPIX— Tokyo Price Index

TSX— Toronto Stock Exchange

USD— United States Dollar

ZAR— South African Rand

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

World Select Equity Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	435,519	1,024	25	436,568
Preferred Stock	907	6	–	913
Rights	–	–	–	–
Warrants	–	–	–	–
Cash Equivalent	13,477	–	–	13,477

Total Investments in Securities	449,903	1,030	25	450,958

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	–	–	–
Futures Contracts*
Unrealized Appreciation	7,525	–	–	7,525
Unrealized Depreciation	(2,463)	–	–	(2,463)
Forwards Contracts*
Unrealized Appreciation	–	1,426	–	1,426
Unrealized Depreciation	–	(967)	–	(967)

Total Other Financial Instruments	5,062	459	–	5,521

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there was a transfer between Level 1 and Level 3 due to the unavailability of quoted prices in active markets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 3,966	$ 24,885	$ (15,374)	$-	$-	$ 13,477	13,477,288	$ 1	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.2%
Argentina — 1.0%
Cablevision Holding SA GDR	76,426	$229
Corp America Airports SA *	266,076	633
Globant SA *	12,365	2,196
Grupo Supervielle SA ADR	279,898	720
IRSA Propiedades Comerciales SA ADR	1,698	13
MercadoLibre Inc *	6,721	7,854

		11,645

Bangladesh — 0.4%
BRAC Bank Ltd	6,028,063	2,822
GrameenPhone Ltd	143,460	539
Square Pharmaceuticals Ltd	514,486	1,328

		4,689

Brazil — 3.5%
Ambev SA	491,900	1,112
B2W Cia Digital *	75,400	1,543
Banco do Brasil SA	517,754	3,100
Banco Santander Brasil SA	292,500	1,523
CCR SA	325,100	789
Cia Brasileira de Distribuicao	105,510	1,231
Cia de Saneamento Basico do Estado de Sao Paulo	50,900	447
Cielo SA	642,700	538
Cosan SA	122,700	1,869
Cyrela Brazil Realty SA Empreendimentos e Participacoes	257,200	1,134
Engie Brasil Energia SA	34,700	273
Gerdau SA ADR	515,588	1,805
Grupo SBF SA *	110,400	611
Hapvida Participacoes e Investimentos SA	182,400	2,171
Hypera SA	149,900	877
JBS SA	785,100	3,203
Lojas Quero Quero S *	466,500	1,161
Lojas Renner SA	268,360	2,150
Minerva SA/Brazil *	248,768	592
Movida Participacoes SA	356,807	1,056
Notre Dame Intermedica Participacoes SA	185,200	2,532
Petroleo Brasileiro ADR, Cl A	152,200	1,219
Qualicorp Consultoria e Corretora de Seguros SA	240,600	1,366
Sul America SA	214,000	1,703
TOTVS SA	185,294	971
Vale SA ADR, Cl B	344,238	3,787
YDUQS Participacoes SA	191,700	942

		39,705

Canada — 0.8%
Dundee Precious Metals Inc	258,362	1,872
Endeavour Mining *	66,017	1,832
First Quantum Minerals Ltd	388,599	3,850
Gran Tierra Energy Inc *	1,180,670	344

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parex Resources Inc *	107,490	$1,473

		9,371

Chile — 0.7%
Falabella	159,989	505
Parque Arauco SA	97,152	151
Plaza SA	136,870	219
SMU SA	4,073,721	683
Sociedad Quimica y Minera de Chile SA ADR	130,199	4,083
Vina Concha y Toro SA	1,293,657	2,250

		7,891

China — 14.9%
Alibaba Group Holding Ltd ADR *	155,266	44,566
Autobio Diagnostics Co Ltd, Cl A	89,784	2,111
Baidu Inc ADR *	35,512	4,424
Bright Dairy & Food, Cl A	296,294	941
By-health Co Ltd, Cl A	552,700	1,978
Changzhou Xingyu Automotive Lighting Systems, Cl A	72,100	1,742
China Building Material Test & Certification Group, Cl A	293,720	967
China Communications Construction Co Ltd, Cl H	1,656,000	929
China Construction Bank Corp, Cl H	20,304,000	14,383
China Life Insurance Co Ltd, Cl H	695,000	1,693
China Medical System Holdings Ltd	1,412,000	1,594
China Mobile Ltd	503,500	3,518
China Mobile Ltd ADR	72,709	2,547
China National Medicines, Cl A	255,247	1,670
China Railway Construction Corp Ltd, Cl H	1,261,000	970
Chongqing Fuling Zhacai Group, Cl A	297,898	2,223
Chongqing Zhifei Biological Products Co Ltd, Cl A	229,000	4,515
Country Garden Holdings Co Ltd	1,330,619	1,650
Daqin Railway Co Ltd, Cl A	971,045	938
Dongfeng Motor Group Co Ltd, Cl H	1,220,000	847
Fosun International Ltd	1,121,500	1,249
Hangzhou Robam Appliances, Cl A	27,100	154
Hangzhou Robam Appliances Co Ltd, Cl A	409,684	2,331
Huadong Medicine, Cl A	227,600	928
JD.com Inc ADR *	92,891	7,305
Kingdee International Software Group Co Ltd	915,000	2,333
Kweichow Moutai Co Ltd, Cl A	24,875	6,483
Laobaixing Pharmacy Chain JSC, Cl A	107,242	1,391
NetEase Inc ADR	18,217	8,875
New Oriental Education & Technology Group Inc ADR *	22,565	3,309
Pinduoduo ADR *	12,173	1,083
Ping An Insurance Group Co of China Ltd, Cl A	50,600	566
Ping An Insurance Group Co of China Ltd, Cl H	938,500	9,996

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenzhou International Group Holdings Ltd	381,000	$6,145
Skshu Paint, Cl A	97,644	2,242
Vipshop Holdings Ltd ADR *	89,352	1,475
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,095,900	7,289
Wuliangye Yibin, Cl A	157,715	5,522
Zhejiang Expressway Co Ltd, Cl H	4,012,000	2,707
Zhejiang Supor, Cl A	73,211	905
Zhejiang Weixing New Building Materials, Cl A	636,448	1,328

		167,822

Colombia — 0.3%
Bancolombia SA ADR, Cl R	20,440	574
Canacol Energy Ltd	430,406	1,175
CEMEX Latam Holdings SA *	443,998	257
Corp Financiera Colombiana SA *	679	5
Grupo de Inversiones Suramericana	71,708	402
Grupo Nutresa SA	108,440	636

		3,049

Czech Republic — 0.1%
Moneta Money Bank AS	317,664	802

Egypt — 0.5%
Cleopatra Hospital *	2,000,000	633
Commercial International Bank Egypt SAE	548,749	2,339
Commercial International Bank Egypt SAE GDR	86,231	349
Credit Agricole Egypt SAE	15,000	24
Egyptian Financial Group-Hermes Holding Co *	254,800	226
Palm Hills Developments SAE *	14,824,649	1,439

		5,010

Germany — 0.2%
Delivery Hero SE *	23,010	2,490

Ghana — 0.0%
Scancom PLC	1,623,950	166

Greece — 0.5%
JUMBO SA	56,291	977
National Bank of Greece SA *	1,875,223	2,560
OPAP SA	162,547	1,491

		5,028

Hong Kong — 11.9%
Agile Group Holdings Ltd	618,000	853
Agricultural Bank of China Ltd, Cl H	6,347,000	2,121
AIA Group Ltd	626,240	6,448
Anhui Conch Cement Co Ltd, Cl H	991,000	7,186
ANTA Sports Products Ltd	190,758	1,884
BAIC Motor Corp Ltd, Cl H	3,405,500	1,630
Bank of China Ltd, Cl H	7,027,000	2,303
Beijing Enterprises Holdings Ltd	639,500	2,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bosideng International Holdings Ltd	3,688,000	$1,057
China Education Group Holdings	1,010,000	1,986
China Everbright Ltd	546,000	841
China Lesso Group Holdings Ltd	1,043,000	1,946
China Mengniu Dairy Co Ltd	1,003,000	4,931
China Overseas Grand Oceans Group Ltd	2,121,000	1,382
China Overseas Property Holdings Ltd	880,000	794
China Yongda Automobiles Services Holdings	1,111,000	1,333
China Yuhua Education	1,886,000	1,808
CNOOC Ltd	5,511,000	6,272
Dali Foods Group Co Ltd	2,873,500	1,761
Geely Automobile Holdings Ltd	433,000	915
Industrial & Commercial Bank of China Ltd, Cl H	12,382,000	6,934
Kingboard Laminates Holdings Ltd	615,000	775
KWG Group Holdings Ltd	1,638,500	3,116
Lenovo Group Ltd	1,736,000	1,160
Livzon Pharmaceutical Group, Cl H	319,400	1,531
Logan Property Holdings Co Ltd	2,335,000	4,351
Lonking Holdings Ltd	3,937,000	1,128
Luye Pharma Group Ltd	1,306,000	708
Meituan Dianping, Cl B *	164,200	5,415
Sany Heavy Equipment International Holdings	1,759,000	978
Shandong Weigao Group Medical Polymer, Cl H	784,000	1,831
Shanghai Industrial Holdings	919,000	1,380
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,140,600	2,034
Shimao Group Holdings Ltd	306,000	1,378
Sinotruk Hong Kong Ltd	641,000	1,667
SITC International Holdings Co Ltd	1,465,000	1,925
Sunac China Holdings Ltd	369,000	1,552
Techtronic Industries Co Ltd	364,500	4,628
Tencent Holdings Ltd	378,881	25,934
TravelSky Technology Ltd, Cl H	1,113,000	2,315
Vinda International Holdings Ltd	244,000	834
WuXi AppTec Co Ltd, Cl H	271,820	4,027
Zhongsheng Group Holdings Ltd	1,089,500	6,804
Zhou Hei Ya International Holdings	1,761,000	1,997

		133,887

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	387,640	478
OTP Bank Nyrt	25,450	861
Richter Gedeon Nyrt	187,529	4,594

		5,933

India — 7.0%
Asian Paints Ltd	53,005	1,368
Aurobindo Pharma Ltd	171,980	1,890
Avenue Supermarts, Cl A *	51,960	1,589
Bajaj Auto Ltd	41,909	1,689

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bata India Ltd	53,812	$950
Divi’s Laboratories	89,175	3,783
Dixon Technologies India	13,026	1,432
Dr Lal PathLabs	80,487	1,941
Dr Reddy’s Laboratories Ltd	39,855	2,309
Godrej Properties Ltd *	90,054	1,117
HCL Technologies Ltd	249,673	2,355
HDFC Bank Ltd ADR *	94,524	4,689
Hero MotoCorp Ltd	44,260	1,808
Hindalco Industries Ltd	912,142	2,296
Hindustan Unilever Ltd	97,217	2,796
ICICI Bank Ltd ADR	318,981	3,426
Info Edge India Ltd	44,852	1,989
Infosys Ltd	277,526	3,501
Infosys Ltd ADR	271,570	3,422
Ipca Laboratories Ltd	102,839	2,637
ITC Ltd	1,203,377	3,124
Jubilant Foodworks Ltd	48,556	1,383
Kotak Mahindra Bank *	141,320	2,690
Multi Commodity Exchange of India Ltd	51,056	1,109
Persistent Systems	77,554	1,010
REC Ltd	684,348	987
Reliance Industries Ltd	231,011	6,530
State Bank of India	346,622	998
Tata Consultancy Services Ltd	60,684	1,861
Tata Consumer Products	117,100	847
UPL Ltd	269,675	1,854
Varun Beverages Ltd	154,228	1,542
WNS Holdings Ltd ADR *	94,802	6,290
Zee Entertainment Enterprises	492,917	1,363

		78,575

Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT	11,419,200	1,212
Bank Central Asia Tbk PT	1,393,300	3,002
Bank Negara Indonesia Persero Tbk PT	1,302,000	456
Bank Rakyat Indonesia Persero	9,414,600	2,269
Link Net Tbk PT	1,632,500	205
Malindo Feedmill Tbk PT *	3,961,500	167
Matahari Department Store Tbk PT	1,558,800	135
Media Nusantara Citra Tbk PT *	5,650,200	345
Medikaloka Hermina Tbk PT	11,480,000	2,491
Merdeka Copper Gold *	14,857,300	1,775
Pakuwon Jati Tbk PT *	63,452,684	1,778
Pan Brothers Tbk PT *	3,957,400	69
Tiga Pilar Sejahtera Food Tbk *	6,565,800	76
Ultrajaya Milk Industry & Trading Co Tbk PT *	31,400,000	3,827
United Tractors	364,500	576

		18,383

Ivory Coast — 0.1%
Sonatel SA	32,578	742

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kenya — 0.5%
ARM Cement Ltd *	10	$–
East African Breweries Ltd	1,061,292	1,579
Equity Group Holdings PLC/Kenya	7,653,143	2,593
Safaricom PLC	5,706,820	1,577

		5,749

Kuwait — 0.8%
Mobile Telecommunications Co KSC	1,022,933	1,978
National Bank of Kuwait SAKP	2,397,461	6,757

		8,735

Malaysia — 0.5%
Malayan Banking Bhd	901,069	1,588
RHB Bank Bhd	1,320,300	1,450
Top Glove Corp Bhd	481,000	3,032

		6,070

Mauritius — 0.1%
MCB Group Ltd	100,910	570

Mexico — 1.6%
Arca Continental SAB de CV	48,500	221
Bolsa Mexicana de Valores	420,688	890
Corp Inmobiliaria Vesta SAB de CV	496,300	737
Genomma Lab Internacional SAB de CV, Cl B *	1,393,824	1,468
Gruma SAB de CV, Cl B	50,650	598
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	322,889	1,478
Grupo Aeroportuario del Sureste SAB de CV ADR *	13,991	1,587
Grupo Aeroportuario del Sureste SAB de CV, Cl B *	27,585	313
Grupo Financiero Banorte SAB de CV, Cl O *	658,861	2,264
Grupo Mexico SAB de CV, Ser B	538,100	1,436
Industrias Penoles	45,145	747
Kimberly-Clark de Mexico SAB de CV, Cl A	448,200	715
Promotora y Operadora de Infraestructura *	65,400	484
Regional SAB de CV	260,073	650
Wal-Mart de Mexico SAB de CV	1,962,000	4,697

		18,285

Morocco — 0.3%
Attijariwafa Bank *	18,750	733
Label Vie	4,956	1,602
Societe d’Exploitation des Ports	38,140	779

		3,114

Nigeria — 0.3%
Guaranty Trust Bank	3,898,499	258
SEPLAT Petroleum Development Co Plc	122,343	122
Zenith Bank PLC	63,514,510	2,760

		3,140

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oman — 0.0%
Bank Muscat SAOG	367,181	$382

Pakistan — 0.2%
United Bank Ltd/Pakistan	3,224,955	2,430

Peru — 0.8%
Alicorp SAA	512,528	1,151
Cementos Pacasmayo SAA	531,678	825
Credicorp Ltd	45,885	5,987
Ferreycorp SAA	1,298,960	659
InRetail Peru Corp	28,180	879

		9,501

Philippines — 2.7%
AllHome *	17,413,000	2,231
Alliance Global Group Inc	11,467,210	1,466
Altus Property Ventures *	160,437	42
Ayala Corp	327,539	4,969
Ayala Land Inc	2,540,300	1,510
Bank of the Philippine Islands	1,841,690	2,551
BDO Unibank Inc	1,103,724	1,961
Cebu Air Inc *	670,040	495
East West Banking Corp *	2,254,500	397
Emperador Inc	3,230,900	667
Globe Telecom Inc	28,510	1,227
GT Capital Holdings	190,000	1,565
Jollibee Foods	416,000	1,164
Megaworld *	13,345,000	803
Robinsons Land Corp	11,904,032	3,594
Robinsons Retail Holdings Inc	1,824,690	2,638
Security Bank Corp	93,130	187
Universal Robina	583,820	1,662
Wilcon Depot Inc	2,890,000	964

		30,093

Poland — 0.8%
Asseco Poland	55,508	1,074
Bank Polska Kasa Opieki SA	71,298	1,016
Dino Polska SA *	62,502	3,810
Kernel Holding SA	152,020	1,598
Polski Koncern Naftowy ORLEN SA	27,547	380
Powszechny Zaklad Ubezpieczen SA	198,328	1,469

		9,347

Qatar — 0.1%
Ooredoo QPSC	254,660	462
Qatar National Bank QPSC	66,257	327
Qatar Navigation QSC	178,580	293

		1,082

Romania — 0.2%
Banca Transilvania SA	4,060,245	2,293

Russia — 3.7%
Gazprom PJSC ADR	722,254	3,517

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LUKOIL PJSC ADR	114,650	$7,766
Mail.Ru Group GDR *	75,477	2,328
MMC Norilsk Nickel PJSC ADR	129,598	3,378
Mobile TeleSystems PJSC ADR	204,451	1,906
Moscow Exchange MICEX-RTS PJSC *	1,331,960	2,457
QIWI plc ADR	51,315	922
Sberbank of Russia PJSC ADR *	609,357	7,394
Sistema PJSFC GDR	325,789	1,878
X5 Retail Group NV GDR	24,445	895
Yandex NV, Cl A *	141,446	9,651

		42,092

Saudi Arabia — 0.6%
Al Rajhi Bank	87,408	1,513
Arab National Bank	72,375	401
Mobile Telecommunications Saudi Arabia *	306,518	955
Riyad Bank	77,347	395
Saudi Arabian Fertilizer	58,156	1,285
Saudi Telecom	52,816	1,352
United Electronics	36,454	688

		6,589

Singapore — 0.3%
First Resources Ltd	1,650,670	1,578
Thai Beverage PCL	2,975,570	1,346

		2,924

South Africa — 2.6%
Absa Group Ltd	206,036	940
African Rainbow Minerals Ltd	111,951	1,407
AngloGold Ashanti Ltd ADR	27,363	807
Bidvest Group Ltd/The	32,894	264
Capitec Bank Holdings Ltd	28,355	1,398
Clicks Group Ltd	120,163	1,631
Exxaro Resources Ltd	97,774	792
Impala Platinum Holdings Ltd	172,256	1,590
Mediclinic International	151,915	511
Mr Price Group	369,071	2,524
Naspers Ltd, Cl N	57,586	10,513
Ninety One *	319,096	870
Northam Platinum Ltd *	116,643	1,102
Old Mutual Ltd	1,444,546	954
Sibanye Stillwater Ltd *	792,970	2,401
SPAR Group Ltd/The	42,515	406
Standard Bank Group Ltd	172,006	1,072

		29,182

South Korea — 9.5%
BGF retail	9,916	1,064
Celltrion *	6,143	1,536
Chunbo	10,986	1,520
CJ ENM	61,136	6,109
Cosmax	7,946	682
D&C Media *	57,017	2,004

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daelim Industrial Co Ltd	11,164	$817
DB HiTek	54,606	1,634
Doosan Fuel Cell *	13,958	489
Douzone Bizon Co Ltd	52,381	4,453
Duk San Neolux Co Ltd *	65,373	1,838
Echo Marketing	57,726	1,431
Ecopro	38,217	1,515
Eugene Technology	54,916	1,260
GS Holdings	32,551	891
Hana Financial Group Inc	103,983	2,469
Hanwha Corp	35,953	832
Hanwha Solutions	77,996	2,623
Hugel Inc *	9,596	1,323
Hyundai Department Store Co Ltd	31,144	1,408
Hyundai Marine & Fire Insurance Co Ltd	29,585	550
Iljin Materials Co Ltd	28,933	1,214
Kangwon Land Inc	59,186	1,029
KB Financial Group Inc	141,156	4,379
Kia Motors Corp	89,932	3,214
KINX	8,805	604
Koh Young Technology Inc	36,075	2,733
Korea Zinc Co Ltd	4,277	1,435
LG Corp	32,313	2,250
LG Electronics Inc	13,917	986
LG Household & Health Care	1,815	2,251
Mando	31,903	843
NAVER Corp	10,323	2,803
NCSoft Corp	9,670	6,716
NICE Information Service	65,323	990
POSCO	8,963	1,392
POSCO ADR	34,124	1,319
PSK	46,395	1,027
Samsung C&T	9,653	878
Samsung Electro-Mechanics Co Ltd	7,300	765
Samsung Electronics Co Ltd	569,047	25,868
SK Hynix Inc	46,713	2,953
SK Telecom Co Ltd	9,944	2,076
Tokai Carbon Korea	4,160	381
Webcash	29,119	1,635
WONIK IPS Co Ltd	48,159	1,297

		107,486

Sri Lanka — 0.1%
Hatton National Bank PLC	292,927	191
John Keells Holdings PLC	1,938,965	1,414

		1,605

Taiwan — 12.0%
Accton Technology Corp	641,000	5,112
Airtac International Group	121,000	2,685
Asia Cement Corp	1,738,000	2,517
ASMedia Technology Inc	37,000	2,226
Catcher Technology Co Ltd	134,000	916

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chailease Holding Co Ltd	1,133,448	$5,002
Chicony Power Technology Co Ltd	751,000	1,894
Compeq Manufacturing Co Ltd	408,000	607
Delta Electronics Inc	580,000	3,736
Elan Microelectronics Corp	389,000	1,883
Epistar	548,000	745
FLEXium Interconnect Inc	248,000	1,065
Fubon Financial Holding Co Ltd	2,838,000	4,140
Grand Pacific Petrochemical	1,294,000	847
Hiwin Technologies Corp	134,930	1,481
Hon Hai Precision Industry Co Ltd	1,313,912	3,444
Hotai Motor	61,000	1,241
Kaori Heat Treatment	428,000	866
Kindom Development Co Ltd	1,689,000	2,274
King Yuan Electronics	810,000	861
King’s Town Bank Co Ltd	657,000	818
Lite-On Technology Corp	926,862	1,466
MediaTek Inc	185,357	3,512
Merida Industry Co Ltd	179,000	1,495
Micro-Star International Co Ltd	494,000	2,281
momo.com	49,000	1,217
Nan Liu Enterprise	120,000	1,104
Novatek Microelectronics Corp	298,000	2,437
Pan Jit International	590,000	738
Parade Technologies Ltd	51,000	1,808
Pegatron Corp	705,000	1,502
Powertech Technology Inc	913,000	2,688
Realtek Semiconductor Corp	228,000	2,953
Silergy Corp	76,947	4,891
Taiwan Semiconductor Manufacturing Co Ltd	1,000,000	14,536
Taiwan Semiconductor Manufacturing Co Ltd ADR	475,582	37,690
Topkey *	73,000	478
Unimicron Technology Corp	766,000	1,921
United Microelectronics Corp	1,417,000	1,024
Universal Microwave Technology Inc	2	–
Universal Vision Biotechnology Co Ltd	98,000	838
Voltronic Power Technology	70,000	2,469
Win Semiconductors	113,000	1,101
Yeong Guan Energy Technology Group	143,000	507
Yuanta Financial Holding Co Ltd	3,624,400	2,273

		135,289

Thailand — 2.6%
Advanced Info Service PCL	417,000	2,452
Airports of Thailand	801,700	1,442
Bangkok Dusit Medical Services PCL, Cl F	2,560,600	1,711
Charoen Pokphand Foods PCL	2,096,600	2,173
Com7 PCL	981,800	1,293
CP ALL PCL	1,045,600	2,133
Home Product Center PCL	12,995,145	6,222
JMT Network Services	1,303,700	1,351

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Mega Lifesciences	1,361,900	$1,652
Minor International PCL NVDR	4,080,857	2,937
PTT PCL	1,350,900	1,563
Thanachart Capital PCL	662,498	687
Tisco Financial Group PCL	466,500	1,008
TOA Paint Thailand PCL	1,904,500	2,417

		29,041

Turkey — 0.5%
Ford Otomotiv Sanayi AS	36,917	424
MLP Saglik Hizmetleri AS, Cl B *	564,281	1,173
Sok Marketler Ticaret *	471,794	824
Tekfen Holding AS *	279,120	563
Turkcell Iletisim Hizmetleri AS	1,346,598	2,620

		5,604

United Arab Emirates — 0.9%
Aldar Properties PJSC	5,544,024	3,064
Dubai Islamic Bank PJSC	2,156,287	2,407
Emaar Development PJSC	5,237,801	3,223
Emaar Properties PJSC	2,368,692	1,857

		10,551

United Kingdom — 4.0%
ADES International Holding PLC *	40,990	362
Avast PLC	167,612	1,205
Bank of Georgia Group	28,020	346
Energean Oil & Gas PLC *	153,642	1,178
Georgia Capital *	10,196	53
Halyk Savings Bank of Kazakhstan JSC GDR	580,735	6,791
Hochschild Mining	956,291	3,092
KAZ Minerals PLC	304,854	2,358
MHP SE GDR	81,450	437
NAC Kazatomprom JSC GDR	406,340	6,217
Network International Holdings PLC	955,907	4,834
Nova Ljubljanska Banka dd GDR *	346,506	3,085
Polymetal International PLC	75,341	2,051
Polyus PJSC GDR	10,342	1,256
SEPLAT Petroleum Development Co Plc	1,235,765	848
TBC Bank Group PLC	14,830	180
Tullow Oil PLC	1,090,179	297
Vivo Energy PLC	4,204,849	4,291
VTB Bank PJSC GDR *	807,981	739
Wizz Air Holdings Plc *	93,727	4,875

		44,495

United States — 1.4%
EPAM Systems Inc *	14,525	4,751
Intercorp Financial Services Inc	113,097	2,795
Livent Corp *	146,607	1,243
Southern Copper Corp	22,424	1,079
Vasta Platform, Cl A *	81,455	1,280
XP Inc, Cl A *	34,123	1,685

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	51,900	$2,995

		15,828

Vietnam — 2.1%
Binh Minh Plastics JSC	295,980	715
FPT Corp	670,202	1,432
Gemadept	487,470	478
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,889,350	2,311
Hoa Phat Group JSC	2,113,722	2,239
Military Commercial Joint Stock Bank *	5,679,699	4,399
Refrigeration Electrical Engineering Corp	61,290	98
Vietnam Dairy Products JSC	798,354	4,168
Vietnam Engine & Agricultural Machinery	375,100	736
Vietnam Prosperity JSC Bank *	1,987,341	2,002
Vietnam Technological & Commercial Joint Stock Bank *	2,493,570	2,292
Vincom Retail JSC *	2,186,159	2,547
Vinhomes JSC *	181,607	615

		24,032

Total Common Stock (Cost $874,962) ($ Thousands)		1,050,697

PREFERRED STOCK — 1.5%

Brazil — 0.6%
Banco Bradesco SA (A)	232,115	887
Centrais Eletricas Brasileiras SA (A)	87,100	570
Cia Energetica de Minas Gerais (A)	132,224	255
Cia Paranaense de Energia (A)	136,600	1,557
Itausa (A)	1,744,317	3,027
Lojas Americanas (A)	57,600	339
Petroleo Brasileiro SA (A)	129,500	521

		7,156

Chile — 0.1%
Embotelladora Andina (A)	215,173	460

Colombia — 0.2%
Banco Davivienda SA (A)	330,314	2,553

South Korea — 0.6%
Hyundai Motor (A)	17,087	1,251
LG Chemical (A)	7,317	2,310
LG Household & Health Care (A)	2,142	1,264
Samsung Electronics Co Ltd (A)	52,035	2,081

		6,906

Total Preferred Stock (Cost $16,588) ($ Thousands)		17,075

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 1.2%

India — 0.1%
Voltas, Expires 05/28/2020 *	159,533	$1,365

Luxembourg — 0.2%
Emirates NBD PJSC, Expires 01/03/2022 *	833,488	2,421

Thailand — 0.0%
Minor International, Expires 09/30/2021 *	199,421	5
Minor International, Expires 07/31/2023 *	121,175	–

		5

United States — 0.7%
FPT Corp, Expires 03/31/2021 *	2,586,532	5,469
Shandong Pharmaceutical Glass Co Ltd, Expires 02/19/2020 *	315,432	2,331

		7,800

Vietnam — 0.2%
Mobile World Investment, Expires 03/31/2021 *	370,086	1,477

Total Warrants (Cost $8,540) ($ Thousands)		13,068

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares Core MSCI Emerging Markets	31,510	$1,680

Total Exchange Traded Fund (Cost $1,333) ($ Thousands)		1,680

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Chailease Holding, Expires 09/01/2020 *	95,686	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	18,099,397	18,099

Total Cash Equivalent (Cost $18,099) ($ Thousands)		18,099

Total Investments in Securities — 97.6% (Cost $919,522) ($ Thousands)		$1,100,619

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	419	Sep-2020	$22,812	$23,053	$241

Percentages are based on Net Assets of $1,127,572 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	974,032	76,665	–	1,050,697
Preferred Stock	15,811	1,264	–	17,075
Warrants	10,221	2,847	–	13,068
Exchange Traded Fund	1,680	–	–	1,680
Rights	–^	–	–	–
Cash Equivalent	18,099	–	–	18,099

Total Investments in Securities	1,019,843	80,776	–	1,100,619

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	241	–	–	241

Total Other Financial Instruments	241	–	–	241

^ This category includes securities with a value of $0.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2020, there were transfers between Level 1 and Level 3 due to the availability of quoted prices in active markets.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Equity Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands).

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund,CI F	$ 18,307	$ 60,974	$ (61,182)	$ –	$ –	$ 18,099	18,099,397	$ 1	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.8%

Agency Mortgage-Backed Obligations — 4.2%
FHLMC
3.000%, 05/01/2050	$1,680	$1,790
2.000%, 05/01/2035 to 08/01/2050	3,332	3,452
FHLMC ARM
4.389%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	791	844
2.730%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	626	660
FHLMC Multifamily Structured, Pass-Through Certificates, Ser K011, Cl X1, IO
0.324%, 11/25/2020 (A)	75,119	14
FHLMC Multifamily Structured, Pass-Through Certificates, Ser K018, Cl X1, IO
1.433%, 01/25/2022 (A)	12,815	157
FHLMC Multifamily Structured, Pass-Through Certificates, Ser K028, Cl X1, IO
0.380%, 02/25/2023 (A)	141,989	763
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	218	243
FHLMC REMICS CMO, Ser 2007-3311, Cl FN
0.462%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	354	355
FNMA
6.000%, 09/01/2039 to 04/01/2040	425	500
3.000%, 05/01/2022 to 02/01/2050	3,382	3,585
2.500%, 05/01/2050 to 06/01/2050	12,726	13,426
FNMA ARM
4.049%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	364	384
3.900%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	204	205
3.785%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	408	427
3.712%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	612	646
3.669%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	532	553
3.527%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	24	24
3.525%, VAR ICE LIBOR USD 12 Month+1.873%, 10/01/2033	187	196
3.422%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	217	229
3.179%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	544	568

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.175%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	$462	$465
3.050%, VAR ICE LIBOR USD 12 Month+1.665%, 04/01/2033	117	118
3.011%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	410	422
2.736%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	121	122
2.734%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	144	147
2.711%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.246%, 08/01/2034	715	752
2.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	229	240
2.184%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	163	169
FNMA REMICS CMO, Ser 2011-63, Cl FG
0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	682	689
FNMA REMICS CMO, Ser 2012-112, Cl BI, IO 3.000%, 09/25/2031	5,608	329
FNMA REMICS CMO, Ser 2012-136, Cl DC 1.750%, 09/25/2041	447	450
FNMA REMICS CMO, Ser 2012-137, Cl UE 1.750%, 09/25/2041	290	294
FNMA REMICS CMO, Ser 2015-46, Cl BA 3.000%, 05/25/2041	273	280
FNMA STRIPS CMO, Ser 2011-406, Cl 6, IO 4.000%, 01/25/2041 (A)	459	63
FNMA, Ser 2017-M13, Cl FA 0.594%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	227	226
GNMA ARM
1.832%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,476	1,523
1.580%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,243	1,261
1.282%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	1,330	1,345
1.212%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,743	1,773
GNMA, Ser 2015-171, Cl IO, IO
0.866%, 11/16/2055 (A)	16,424	781
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	518	528

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.709%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	$232	$232

		41,230

Mortgage Related Securities — 0.3%
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.525%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	2,417	2,419
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
0.685%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	989	989

		3,408

Non-Agency Mortgage-Backed Obligations — 31.3%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl D
1.698%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	2,939
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
1.225%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	2,838	2,879
Alternative Loan Trust, Ser 2007-8CB, Cl A5
0.675%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,109	1,510
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
1.815%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	278	277
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	73	73
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	106	108
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	1,466	1,496
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	304	310
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	188	191
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	7	7
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	42	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	$67	$68
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	400	403
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	796	797
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	1,448	1,487
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	1,575	1,619
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	677
Banc of America Funding, Ser 2005-F, Cl 4A1
3.311%, 09/20/2035 (A)	56	50
Banc of America Funding, Ser 2006-D, Cl 3A1
3.600%, 05/20/2036 (A)	48	47
Banc of America Funding, Ser 2006-I, Cl 1A1
3.242%, 12/20/2036 (A)	2,117	2,112
Banc of America Mortgage Trust, Ser 2003- K, Cl 2A1
3.890%, 12/25/2033 (A)	828	802
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.849%, 02/25/2034 (A)	935	921
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.798%, 05/25/2034 (A)	397	392
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
4.389%, 01/25/2035 (A)	123	121
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.711%, 02/25/2035 (A)	22	22
Bayview Commercial Asset Trust, Ser 2003- 2, Cl A
1.045%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	748	730
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.715%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	3,499	3,479
Bayview Commercial Asset Trust, Ser 2004- 3, Cl M2
1.675%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	171	169
Bayview Commercial Asset Trust, Ser 2004- 3, Cl A1
0.730%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,181	2,136

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2005- 1A, Cl A2
0.700%, VAR ICE LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	$1,227	$1,157
Bayview Commercial Asset Trust, Ser 2005- 3A, Cl M5
0.815%, VAR ICE LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	740	653
Bayview Commercial Asset Trust, Ser 2005- 4A, Cl A1
0.475%, VAR ICE LIBOR USD 1 Month+0.300%, 01/25/2036 (B)	–	–
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A1
0.405%, VAR ICE LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	753	699
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A2
0.455%, VAR ICE LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,291	1,202
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
0.405%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	546	502
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
0.395%, VAR ICE LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,315	1,239
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
0.445%, VAR ICE LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	493	462
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.192%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,712
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	966
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.283%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,815
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.560%, 12/25/2033 (A)	1,014	993
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.283%, 08/25/2034 (A)	1,678	1,699
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.733%, 01/25/2034 (A)	2,174	2,198
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.514%, 04/25/2034 (A)	305	296
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.824%, 04/25/2034 (A)	1,359	1,303
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.363%, 05/25/2034 (A)	1,165	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.277%, 07/25/2034 (A)	$1,104	$1,046
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.440%, 07/25/2034 (A)	974	974
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.166%, 11/25/2034 (A)	836	806
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.936%, 06/11/2050 (A)(B)	1,510	1,471
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	571	571
Bellemeade Re, Ser 2018-3A, Cl M1B
2.025%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	1,637	1,622
Bellemeade Re, Ser 2019-2A, Cl M1B
1.625%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	490	488
Bellemeade Re, Ser 2019-3A, Cl M1A
1.275%, VAR ICE LIBOR USD 1 Month+1.100%, 07/25/2029 (B)	606	604
Bellemeade Re, Ser 2019-3A, Cl M1B
1.775%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	3,000	2,918
Bellemeade Re, Ser 2020-2A, Cl M1B
3.583%, VAR ICE LIBOR USD 1 Month+3.200%, 08/26/2030 (B)	1,700	1,700
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	1,965	2,019
BRAVO Residential Funding Trust, Ser 2019- NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	1,876	1,909
BRAVO Residential Funding Trust, Ser 2019- NQM2, Cl A1
2.748%, 11/25/2059 (A)(B)	1,494	1,516
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	276	276
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (B)	1,858	1,907
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A2
3.817%, 10/26/2048 (B)	215	221
Bunker Hill Loan Depositary Trust, Ser 2020- 1, Cl A1
1.724%, 02/25/2055 (A)(B)	161	162
BWAY Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (B)	175	181

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl D
1.483%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	$2,000	$1,960
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl C
1.283%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	2,939	2,887
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.912%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	130	130
BX Commercial Mortgage Trust, Ser 2018- IND, Cl D
1.462%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	700	696
BX Commercial Mortgage Trust, Ser 2019- XL, Cl E
1.962%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (B)	1,187	1,177
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.082%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	285	284
BX Commercial Mortgage Trust, Ser 2020- BXLP, Cl E
1.762%, VAR ICE LIBOR USD 1 Month+1.600%, 12/15/2036 (B)	1,998	1,969
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl E
2.312%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,089
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl B
1.412%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	2,996
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
1.762%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,284	2,280
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
1.132%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,193	2,180
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.778%, 12/25/2035 (A)	559	536
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.361%, 02/25/2037 (A)	375	370
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.784%, 02/25/2037 (A)	374	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.535%, 06/25/2035 (A)	$603	$596
CHL Mortgage Pass-Through Trust, Ser 2003- 46, Cl 2A1
3.835%, 01/19/2034 (A)	809	779
CHL Mortgage Pass-Through Trust, Ser 2004- 11, Cl 2A1
2.618%, 07/25/2034 (A)	764	754
CHL Mortgage Pass-Through Trust, Ser 2004- 8, Cl 2A1
4.500%, 06/25/2019	6	6
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.562%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	1,922
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	535	546
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.396%, 03/15/2049 (A)	1,320	1,325
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
0.992%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,690
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.082%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	700	688
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.063%, 05/25/2035 (A)	682	691
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
3.995%, 04/25/2037 (A)	292	275
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
0.422%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	355	356
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	66	67
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	220	221
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	202	205
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	1,322	1,338
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	910	920
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(B)	1,339	1,347
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(B)	1,131	1,135

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030 (A)(B)	$800	$725
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.819%, 08/10/2046 (A)	37,675	639
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.730%, 02/10/2047 (A)	25,904	448
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	396
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.893%, 02/10/2047 (A)(B)	700	689
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.749%, 01/15/2049 (A)	4	4
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
3.031%, 09/25/2034 (A)	195	195
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.475%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,334	1,267
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.547%, 06/25/2034 (A)	2,166	2,205
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	1,592	1,616
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.162%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,061
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.965%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,774
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.152%, 07/10/2044 (A)(B)	21,402	67
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,188	1,206
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	20	20
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	61	61
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	62	62
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	105	105
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	172	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	$152	$154
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (B)	252	253
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.245%, 06/27/2037 (A)(B)	1,216	1,184
Eagle Re, Ser 2020-1, Cl M1A
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (B)	1,950	1,924
Ellington Financial Mortgage Trust, Ser 2019- 2, Cl A2
2.892%, 11/25/2059 (A)(B)	1,647	1,654
Ellington Financial Mortgage Trust, Ser 2020-1, Cl A1
2.006%, 05/25/2065 (A)(B)	1,235	1,252
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M1
1.675%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2050 (B)	3,000	3,008
FHLMC STACR REMIC Trust, Ser 2020-DNA4, Cl M1
1.658%, VAR ICE LIBOR USD 1 Month+1.500%, 08/25/2050 (B)	1,000	1,003
FHLMC STACR REMIC Trust, Ser 2020-HQA3, Cl M1
1.725%, VAR ICE LIBOR USD 1 Month+1.550%, 07/25/2050 (B)	2,950	2,957
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.175%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	–	–
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.275%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	700	712
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
3.925%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,623
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.925%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	629	639
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.325%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	1,004	1,010

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
3.875%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	$938	$948
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.875%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	751	781
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
3.975%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	202	203
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.425%, VAR ICE LIBOR USD 1 Month+3.250%, 05/25/2025	1,831	1,854
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-DNA1, Cl M2
1.975%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/2030	874	848
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.475%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	1,196	1,172
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	54	55
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.075%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	2,931	3,005
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.075%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	280	294
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.425%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	1,262	1,296
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	165	164
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.325%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	832	814
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.525%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	1,186	1,170
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.609%, 06/25/2046 (A)(B)	1,460	1,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2015-K718, Cl B
3.663%, 02/25/2048 (A)(B)	$1,500	$1,535
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	1,162	1,172
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (B)	97	97
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.244%, 12/10/2043 (A)(B)	32,974	–
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.661%, 03/10/2044 (A)(B)	23,713	14
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (A)(B)	1,000	915
GS Mortgage Securities Trust, Ser 2017- 500K, Cl D
1.550%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,723
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.862%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	533
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl E
2.662%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/2036 (B)	400	342
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl B
1.512%, VAR ICE LIBOR USD 1 Month+1.350%, 12/15/2036 (B)	500	464
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.270%, 01/25/2035 (A)	80	76
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.881%, 04/25/2035 (A)	348	337
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.647%, 09/25/2035 (A)	234	233
HarborView Mortgage Loan Trust, Ser 2004- 6, Cl 4A
3.322%, 08/19/2034 (A)	1,217	1,253
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.212%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,711
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	3,779
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	2,570

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	$873	$873
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
2.564%, VAR ICE LIBOR USD 1 Month+2.400%, 08/05/2034 (B)	2,000	1,583
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
2.964%, VAR ICE LIBOR USD 1 Month+2.800%, 08/05/2034 (B)	3,435	2,361
Impac CMB Trust, Ser 2004-5, Cl 1A1
0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	1,562	1,587
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.955%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,391	1,372
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	318	324
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.642%, 07/25/2037 (A)	1,444	1,308
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
0.415%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	506	481
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	321	309
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
6.095%, 05/15/2045 (A)(B)	341	337
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
1.118%, 02/15/2046 (A)(B)	13,725	18
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	2,999
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.322%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	2,000	1,940
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl CFL
1.462%, VAR ICE LIBOR USD 1 Month+1.300%, 01/16/2037 (B)	2,000	1,901
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037 (A)(B)	12,500	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.805%, 06/25/2035 (A)	$544	$539
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.805%, 06/25/2035 (A)	549	545
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.395%, 07/25/2035 (A)	985	964
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.836%, 11/25/2033 (A)	184	185
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.962%, 07/25/2035 (A)	234	230
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.750%, 07/25/2035 (A)	669	654
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.246%, 07/25/2035 (A)	1,202	1,202
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.704%, 06/25/2037 (A)	45	39
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	195	193
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.962%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	150	150
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.656%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	344	340
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.941%, 07/25/2035 (A)	34	32
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,395	1,444
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	193	189
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
0.862%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,021	1,007
Merit, Ser 2020-HILL, Cl A
1.305%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (B)	385	385

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.795%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	$680	$669
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.815%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	489	471
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.004%, 12/25/2034 (A)	918	906
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.635%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,135	1,102
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
3.782%, 02/25/2035 (A)	650	662
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
3.782%, 02/25/2035 (A)	2,351	2,400
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
3.782%, 02/25/2035 (A)	483	493
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.244%, 07/25/2035 (A)	354	251
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
3.848%, 01/25/2037 (A)	2,385	2,255
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	95	96
Morgan Stanley Capital I Trust, Ser 2006- T23, Cl D
6.373%, 08/12/2041 (A)(B)	935	942
Morgan Stanley Capital I Trust, Ser 2007- T25, Cl AJ
5.574%, 11/12/2049 (A)	2,318	2,328
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.215%, 06/11/2042 (A)	1,571	1,574
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl G
4.193%, 09/15/2047 (B)	1,000	915
Morgan Stanley Capital I Trust, Ser 2017- CLS, Cl D
1.562%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,379
Morgan Stanley Capital I Trust, Ser 2018- BOP, Cl E
2.112%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,316	2,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2018- SUN, Cl A
1.312%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2035 (B)	$3,000	$2,891
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.215%, 11/25/2034 (A)	717	702
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
3.158%, 07/25/2034 (A)	461	465
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.946%, 10/25/2034 (A)	1,440	1,456
MortgageIT Trust, Ser 2005-1, Cl 2A
1.406%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	568	558
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.695%, VAR ICE LIBOR USD 1 Month+0.520%, 05/25/2035	594	595
Motel 6 Trust, Ser 2017-MTL6, Cl A
1.082%, VAR ICE LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	776	759
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.022%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	413	394
MSCG Trust, Ser 2018-SELF, Cl D
1.812%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,039
MSCG Trust, Ser 2018-SELF, Cl A
1.062%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	243
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (A)(B)	2,457	2,445
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	615
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	100
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
1.062%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	453
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	253	275
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.675%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	1,957	1,947
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	640	691

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	$911	$981
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (B)	4,103	4,045
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	162	162
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.315%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,415	1,448
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.275%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,701	1,714
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
2.313%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	1,473	1,452
OBX Trust, Ser 2018-1, Cl A2
0.825%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	1,730	1,708
OBX Trust, Ser 2018-EXP1, Cl 2A1
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (B)	2,429	2,415
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 07/25/2058 (A)(B)	911	927
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	157	158
OBX Trust, Ser 2020-INV1, Cl A11
1.072%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2049 (B)	1,522	1,511
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,307
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,989
PHH Mortgage Trust, Ser 2008-CIM2, Cl 1A1
2.406%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	661	630
Radnor Re, Ser 2019-2, Cl M1B
1.925%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	988
Radnor Re, Ser 2020-1, Cl M1A
1.125%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (B)	1,503	1,488
RALI Trust, Ser 2007-QO3, Cl A1
0.335%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	675	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.335%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	$2,468	$2,304
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.222%, 08/25/2022 (A)	508	373
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 02/25/2024 (A)(B)	119	120
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	171	172
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.958%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,475	1,438
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.858%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	605	573
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.698%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,278	2,147
Sequoia Mortgage Trust, Ser 2004-3, Cl A
1.625%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	995	973
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.519%, 06/20/2034 (A)	1,226	1,179
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	485	493
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	63	63
Spruce Hill Mortgage Loan Trust, Ser 2019- SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	166	168
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	1,387	1,390
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	223	227
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	2,085	2,084
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.258%, 03/25/2034 (A)	938	897
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.545%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	2,846	2,852
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.675%, 04/25/2035 (A)	898	868

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.821%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	$925	$910
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
0.841%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	1,873	1,818
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.815%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	742	729
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.915%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	2,815	2,673
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.503%, 04/25/2045 (A)	1,363	1,301
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.741%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,061	950
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
2.519%, 09/25/2037 (A)	225	224
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.250%, 05/10/2045 (A)(B)	9,320	209
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
1.425%, VAR ICE LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	412	410
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050 (A)(B)	1,398	1,405
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	186	189
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (B)	111	114
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 06/25/2065 (B)	99	99
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
3.454%, 12/27/2049 (A)(B)	1,500	1,494
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.154%, 10/25/2033 (A)	1,038	1,025
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.682%, 08/25/2033 (A)	653	637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.496%, 09/25/2033 (A)	$1,067	$1,040
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR1, Cl A
3.835%, 03/25/2034 (A)	3,290	3,354
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.595%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	266	259
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR11, Cl A
3.351%, 10/25/2034 (A)	816	809
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR14, Cl A1
3.829%, 01/25/2035 (A)	1,563	1,568
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR2, Cl A
2.571%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	2,748	2,626
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.938%, 08/25/2034 (A)	2,730	2,712
WaMu Mortgage, Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	270	279
WaMu Mortgage, Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.465%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,263	1,239
WaMu Mortgage, Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.621%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	227	225
WaMu Mortgage, Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
2.241%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,025	1,006
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	285
Wells Fargo Commercial Mortgage Trust, Ser 2020-SOP, Cl B
1.672%, VAR ICE LIBOR USD 1 Month+1.510%, 01/15/2035 (B)	2,000	1,900
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	29	28
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.010%, 07/25/2034 (A)	288	286

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.847%, 10/25/2034 (A)	$1,397	$1,388
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.981%, 02/15/2044 (A)(B)	12,495	6

		311,418

Total Mortgage-Backed Securities (Cost $363,776) ($ Thousands)		356,056

LOAN PARTICIPATIONS — 28.1%

Aerospace & Defense — 0.4%
Bleriot US Bidco Inc., Delayed Draw Term Loan, 1st Lien
5.058%, VAR LIBOR+4.750%, 10/31/2026	237	234
Bleriot US Bidco Inc., Initial Term Loan, 1st Lien
5.058%, VAR LIBOR+4.750%, 10/30/2026	1,518	1,496
TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 05/30/2025	848	803
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 12/09/2025	849	803
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 08/22/2024	560	531

		3,867

Air Transport — 0.3%
American Airlines, Inc., 2017 Replacement Term Loan (New), 1st Lien
1.906%, VAR LIBOR+1.750%, 01/29/2027	1,125	772
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027 (C)	2,596	2,624

		3,396

Automotive — 0.5%
1A Smart Start LLC, Initial Term Loan, 1st Lien
0.000%, 08/13/2027 (C)	665	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.658%, VAR LIBOR+3.500%, 04/30/2026	$2,318	$2,270
TI Group Automotive Systems, LLC, Initial US Term Loan
3.250%, VAR LIBOR+2.500%, 06/30/2022	197	193
Truck Hero, Inc., Initial Term Loan, 1st Lien
3.906%, VAR LIBOR+3.750%, 04/22/2024	628	605
Wand Newco 3 Inc., Term Loan B-1, 1st Lien
4.072%, 02/05/2026	772	742

		4,475

Building & Development — 1.1%
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 04/23/2026 (D)	1,158	1,106
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	2,308	2,267
Core & Main LP, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2024	1,043	1,018
3.750%, VAR LIBOR+2.750%, 08/01/2024	961	938
HD Supply Waterworks, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 08/01/2024	432	422
KREF Holdings X LLC, Initial Term Loan, 1st Lien
0.000%, 09/01/2027 (C)	1,247	1,234
LBM Borrower, LLC, Tranche C Term Loan, 1st Lien
4.822%, VAR LIBOR+3.750%, 08/19/2022	1,583	1,578
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/06/2026 (C)(D)	1,669	1,671
SRS Distribution Inc., Initial Term Loan, 1st Lien
4.072%, VAR LIBOR+3.000%, 05/23/2025	777	754

		10,988

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Business Equipment & Services — 1.4%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1st Lien
4.322%, VAR LIBOR+3.250%, 12/13/2023	$740	$715
AVSC Holding Corp., Initial Loan, 1st Lien
8.250%, VAR LIBOR+7.250%, 09/01/2025	1,132	283
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	2,656	2,604
LegalZoom.com, Inc., 2018 Term Loan, 1st Lien
4.656%, VAR LIBOR+4.500%, 11/21/2024	2,913	2,883
Project Accelerate Parent, LLC, Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/02/2025	1,284	1,091
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 2nd Lien
3.406%, VAR LIBOR+3.250%, 12/31/2025	2,717	2,624
Tempo Acquisition, LLC, Non-Extended Term Loan, 1st Lien
2.906%, VAR LIBOR+3.000%, 05/01/2024	1,547	1,513
TGG TS Acquisition Company, Term B Loan, 1st Lien
6.670%, VAR LIBOR+6.500%, 12/14/2025	1,367	1,316
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.570%, VAR LIBOR+4.250%, 07/30/2027	1,189	1,177

		14,206

Cable & Satellite Television — 0.8%
Altice Financing S.A., October 2017 USD Term Loan, 2nd Lien
2.920%, VAR LIBOR+2.750%, 01/31/2026	2,770	2,632
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.410%, VAR LIBOR+3.250%, 08/24/2026	907	765
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
4.438%, VAR LIBOR+3.688%, 01/31/2026	573	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 07/31/2025	$2,583	$2,469
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.406%, VAR LIBOR+4.250%, 12/17/2026	1,630	1,596

		8,024

Chemicals — 0.6%
Berlin Packaging, LLC, Initial Term Loan, 1st Lien
3.310%, VAR LIBOR+3.000%, 11/07/2025	16	15
3.160%, VAR LIBOR+3.000%, 11/07/2025	1,411	1,369
DuBois Chemicals, Term Loan B, 1st Lien
4.662%, 09/30/2026	2,142	2,040
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.164%, VAR LIBOR+3.000%, 10/01/2025	1,359	1,317
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien 2.906%, VAR LIBOR+2.750%, 10/31/2024	1,155	1,124

		5,865

Chemicals & Plastics — 0.8%
Cambrex Corporation, Initial Dollar Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 12/04/2026	3,781	3,776
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.164%, VAR LIBOR+3.000%, 10/01/2025	264	256
PQ Corporation, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/07/2027 (C)	651	647
SCIH Salt Holdings Inc., Closing Date Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 03/16/2027 (C)	733	730
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/2023	2,533	2,501

		7,910

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Computers & Electronics — 1.4%
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
3.906%, VAR LIBOR+7.000%, 07/18/2026 (D)	$2,741	$2,680
Applied Systems, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.000%, 09/19/2024	4,753	4,728
Cvent, Inc., Term Loan, 1st Lien
3.906%, VAR LIBOR+3.750%, 11/29/2024	1,376	1,188
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
4.750%, VAR LIBOR+3.750%, 02/09/2023	380	378
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan, 2nd Lien
4.322%, VAR LIBOR+3.250%, 07/27/2023	1,402	1,398
Hyland Software, Inc., Term Loan 3, 1st Lien
4.000%, 07/01/2024	1,120	1,104
ION Trading, Term Loan, 1st Lien
5.072%, VAR Euribor+3.250%, 11/21/2024	1,428	1,393
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
3.906%, VAR LIBOR+3.750%, 11/16/2025	1,477	1,447

		14,316

Construction — 0.2%
PI UK Holdco II Limited, Facility B1, Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 01/03/2025	1,761	1,664

Consumer Nondurables — 0.3%
Diamond (BC) B.V., Initial USD Term Loan, 1st Lien
3.261%, VAR LIBOR+3.000%, 09/06/2024	1,007	949
3.156%, VAR LIBOR+3.000%, 09/06/2024	3	2
Kronos Acquisition Intermediate Inc., Initial Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023	264	262
Kronos Acquisition Intermediate Inc., Initial Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023 (C)	1,511	1,496

		2,709

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Containers & Glass Products — 1.2%
BWay Holding Company , Initial Term Loan, 1st Lien
3.523%, VAR LIBOR+3.250%, 04/03/2024	$2,782	$2,639
Charter NEX US, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 05/16/2024	2,038	2,000
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.906%, VAR LIBOR+3.750%, 07/31/2026	1,887	1,856
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
3.656%, VAR LIBOR+3.500%, 03/26/2026	2,601	2,525
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
4.072%, VAR LIBOR+3.000%, 10/17/2024	2,644	2,599

		11,619

Diversified/Conglomerate Service — 0.2%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.322%, VAR Euribor+4.500%, 12/13/2023	2,468	2,382

Ecological Services & Equipment — 0.3%
Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
3.906%, VAR LIBOR+3.750%, 02/09/2026	3,042	2,860

Education Services — 0.2%
Global Education Management Systems Establishment, Term Loan, 1st Lien
6.000%, 07/31/2026	1,565	1,500

Educational Services — 0.2%
Welbilt, Term B Loan, 2nd Lien
2.656%, VAR LIBOR+4.250%, 10/23/2025	1,725	1,550

Electronics — 0.2%
Idera Inc., Inital Term Loan, 1st Lien
5.080%, 06/28/2024	1,428	1,411

Electronics/Electrical — 2.5%
BY Crown Parent, LLC, Initial B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/02/2026	1,329	1,318

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cardtronics USA, Inc., Initial Term Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 06/29/2027	$1,322	$1,318
Ellie Mae, Inc., Term Loan, 1st Lien
4.058%, VAR LIBOR+3.750%, 04/17/2026	2,606	2,603
Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 1st Lien
8.750%, VAR LIBOR+7.750%, 07/31/2028	436	449
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan (2020), 1st Lien
5.250%, VAR LIBOR+4.250%, 07/30/2027	1,119	1,118
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.406%, VAR LIBOR+3.250%, 02/25/2027 (C)	1,844	1,803
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/05/2025 (D)	1,170	1,166
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/2024	390	385
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
4.572%, VAR LIBOR+3.500%, 09/13/2024 (C)	1,525	1,484
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	675	635
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	750	731
Orion Advisor Solutions, Inc., Initial Term Loan, 1st Lien
0.000%, 08/04/2027 (C)	727	720
Perforce Software, Inc., New Term Loan, 1st Lien
3.906%, VAR LIBOR+3.750%, 07/01/2026 (C)	1,425	1,384
Project Boost Purchaser, LLC, Term Loan, 1st Lien
3.656%, VAR LIBOR+3.500%, 06/01/2026	1,307	1,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Renaissance Holding Corp., Initial Term Loan, 1st Lien
7.156%, VAR LIBOR+7.000%, 05/29/2026	$438	$413
3.406%, VAR LIBOR+3.250%, 05/30/2025	511	501
Sophia, L.P., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/30/2022	1,926	1,918
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.910%, VAR LIBOR+3.750%, 06/30/2026	2,342	2,259
TIBCO Software Inc., Term Loan, 1st Lien
7.410%, VAR LIBOR+7.250%, 03/03/2028	770	747
Vertafore, Inc., Initial Term Loan, 1st Lien
7.406%, VAR LIBOR+7.250%, 07/02/2026 (C)	606	606
VS Buyer, LLC, Initial Term Loan, 1st Lien
3.406%, VAR LIBOR+3.250%, 02/28/2027	1,835	1,806

		24,622

Entertainment and Leisure — 0.1%
Alphabet Holding Company Inc., Initial Term Loan, 2nd Lien
7.906%, VAR LIBOR+3.000%, 09/26/2025 (C)	705	680
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
2.281%, VAR LIBOR+2.125%, 11/01/2023	263	257

		937

Finance (including Structured Products) — 0.2%
Cross Financial Corp., Initial Term Loan, 1st Lien
0.000%, 08/20/2027 (C)	1,250	1,244
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	625	622

		1,866

FinancialIntermediaries — 0.6%
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
5.500%, VAR Prime Rate by Country+2.250%, 08/16/2027	570	567
AssuredPartners, Inc., 2020 June Incremental Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/12/2027	750	748

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien 3.156%, VAR LIBOR+3.000%, 06/15/2025	$1,673	$1,575
Nexus Buyer LLC, Term Loan, 1st Lien 3.912%, VAR LIBOR+3.750%, 11/09/2026	731	726
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien 3.406%, VAR LIBOR+3.250%, 10/01/2025	2,310	2,288

		5,904

Financial Services — 0.1%
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien 5.750%, 02/18/2027	1,428	1,389

		1,389

Food Service — 0.7%
Chobani, LLC (Chobani Idaho, LLC), New Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 10/10/2023	1,449	1,433
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien 3.750%, VAR LIBOR+2.750%, 02/05/2025	3,128	3,008
Simply Good Foods USA, Inc, 2019 Incremental Term Loan 4.750%, VAR LIBOR+3.750%, 07/07/2024	2,760	2,765

		7,206

Food/Drug Retailers — 0.1%
GOBP Holdings, Inc., 2020 Term Loan, 1st Lien 3.744%, VAR LIBOR+2.750%, 10/22/2025	1,435	1,403

Health Care — 3.0%
Air Methods Corporation, Initial Term Loan, 1st Lien 4.500%, VAR LIBOR+3.500%, 04/22/2024	786	688
Capital Vision/MED Delayed Incremental Term Loan, 1st Lien 0.327%, 08/31/2026	475	469
Capital Vision/MED Delayed Term Loan, 1st Lien 4.406%, VAR LIBOR+4.250%, 08/31/2026	222	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Capital Vision/MED Term Loan, 1st Lien 4.406%, VAR LIBOR+4.250%, 08/31/2026	$1,265	$1,184
Catalent Pharma, Term Loan, 1st Lien 3.250%, VAR Euribor+1.750%, 05/18/2026	1,445	1,436
Cole-Parmer, Term Loan B, 1st Lien 4.406%, 11/04/2026	1,326	1,309
Envision Healthcare Corporation, Initial Term Loan, 2nd Lien 3.906%, VAR LIBOR+3.750%, 10/10/2025	2,381	1,719
eResearchTechnology, Inc., Initial Term Loan, 1st Lien 5.500%, VAR LIBOR+4.500%, 02/04/2027	3,480	3,468
Gentiva Health Services, Inc., Term B Loan, 1st Lien 3.438%, VAR LIBOR+3.250%, 07/02/2025	754	747
Global Medical Response, Inc., 2018 Term Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 04/28/2022	1,027	1,017
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien 3.500%, VAR LIBOR+2.500%, 08/18/2022 (C)	3	3
Life Time Fitness Inc., Term Loan, 1st Lien 3.750%, VAR LIBOR+2.750%, 06/10/2022	1,047	978
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien 4.410%, VAR LIBOR+4.250%, 03/09/2026	149	147
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien 4.410%, VAR LIBOR+4.250%, 03/09/2026	2,755	2,726
Navicure Inc., Initial Term Loan, 1st Lien 4.156%, 10/22/2026 (D)	267	259
NBTY (Nature’s Bounty), Term Loan, 1st Lien 3.656%, VAR LIBOR+3.500%, 09/26/2024	2,313	2,250
Option Care Health, Inc., Term B Loan, 1st Lien 4.656%, VAR LIBOR+4.500%, 08/06/2026 (C)	2,839	2,828
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien 3.406%, VAR LIBOR+3.250%, 06/30/2025	2,529	2,435

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Radnet Management, Inc., Term B-1 Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 06/30/2023 (C)	$1,101	$1,094
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien 5.500%, VAR LIBOR+4.500%, 12/11/2026	3,416	3,406
WCG Purchaser Corp., Initial Term Loan, 1st Lien 5.238%, VAR LIBOR+4.000%, 01/08/2027	1,574	1,563

		29,934

Healthcare, Education and Childcare — 0.2%
GreatBatch, Ltd., Term Loan B, 2nd Lien 3.500%, 10/27/2022	1,167	1,161
Tutor Perini, Term Loan B, 1st Lien 5.750%, 08/18/2027 (C)	1,000	984

		2,145

Home Furnishings — 0.4%
Diamond (BC) B.V., New Term Loan, 1st Lien 6.000%, VAR LIBOR+5.000%, 09/06/2024	856	841
Hillman Group, Inc., The, Initial Term Loan, 1st Lien 5.072%, VAR LIBOR+4.000%, 05/30/2025	1,782	1,742
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien 2.906%, VAR LIBOR+2.750%, 02/05/2023 (C)	1,596	1,572

		4,155

Industrial Equipment — 0.7%
Dynacast International LLC, Term B-2 Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 01/28/2022	2,617	2,262
GLOBALFOUNDRIES Inc., Initial Dollar Term Loan, 1st Lien 5.063%, VAR LIBOR+4.750%, 06/05/2026	878	877
Pro Mach Group, Inc., Third Amendment Incremental Term Loan, 1st Lien 1.106%, 03/07/2025	770	743
Restaurant Technologies, Inc., Initial Loan, 1st Lien 6.656%, VAR LIBOR+6.500%, 10/01/2026 (C)	119	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Star US Bidco LLC, Initial Term Loan, 1st Lien 5.250%, VAR LIBOR+4.250%, 03/17/2027	$2,547	$2,400

		6,389

Information Technology — 0.7%
Infoblox Inc., Term Loan B1, 1st Lien 4.656%, 11/07/2023	3,028	3,025
Insurity Holdings, Term Loan, 1st Lien 4.156%, 07/31/2026	2,045	2,015
Mitchell International, Inc., Initial Term Loan, 2nd Lien 3.406%, VAR LIBOR+3.250%, 11/29/2024	1,854	1,760
Restaurant Technologies, Term Loan, 1st Lien 3.406%, VAR LIBOR+3.250%, 10/01/2025 (D)	349	334

		7,134

Insurance — 1.4%
Acrisure, LLC, 2020 Term Loan, 1st Lien 3.656%, VAR LIBOR+3.500%, 02/15/2027	3,735	3,577
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien 2.906%, VAR LIBOR+2.750%, 05/09/2025	2,078	2,007
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien 3.433%, VAR LIBOR+3.000%, 05/09/2025	797	777
AqGen Ascensus, Inc., Seventh Amendment Replacement Term Loan, 1st Lien 5.000%, VAR LIBOR+4.000%, 12/03/2026 (C)	546	542
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien 6.656%, VAR LIBOR+6.000%, 08/04/2025	2,357	2,361
Broadstreet Partners, Cov-Lite, Term Loan, 1st Lien 4.750%, 01/27/2027	1,341	1,321
Hub International Limited, 2019 Incremental Term Loan, 1st Lien 5.000%, VAR LIBOR+4.000%, 04/25/2025	788	787
Ryan Specialty Group, 1st Lien 0.000%, 09/01/2027 (C)	892	888
USI, Inc., 2019 New Term Loan, 1st Lien 4.308%, VAR LIBOR+4.000%, 12/02/2026	2,004	1,971

		14,231

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Leasing — 0.4%
AVSC Holding Corp., Initial Term Loan, 1st Lien 5.580%, VAR LIBOR+3.250%, 03/03/2025	$49	$35
4.250%, VAR LIBOR+3.250%, 03/03/2025	2,422	1,741
Hyland Software, Inc., Initial Term Loan, 2nd Lien 7.750%, VAR LIBOR+7.000%, 07/07/2025	1,845	1,843

		3,619

Leisure goods/activities/movies — 0.9%
Alterra Mountain Company, Additional Term Loan, 1st Lien 5.500%, VAR LIBOR+4.500%, 08/01/2026	752	748
Formula One Management Limited, Facility B3 (USD), 1st Lien 3.500%, VAR LIBOR+2.500%, 02/01/2024	2,232	2,161
UFC Holdings, LLC, B-2 Term Loan, 1st Lien 4.250%, 04/29/2026	772	762
UFC Holdings, LLC, Term B-1 Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 04/29/2026	3,083	3,039
United PF Holdings, LLC, Initial Term Loan, None 4.308%, VAR LIBOR+4.000%, 12/30/2026	1,215	972
UPC/Sunrise, Cov-Lite B-1 Term Loan, 1st Lien 0.000%, 01/31/2029 (C)	728	720
UPC/Sunrise, Cov-Lite B-2 Term Loan, 1st Lien 0.000%, 01/31/2029 (C)	728	721

		9,123

Lodging & Casinos — 0.4%
Caesars Resort Collection, LLC, Term B Loan, 1st Lien 2.906%, VAR LIBOR+2.750%, 12/23/2024	1,799	1,687
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien 4.772%, VAR LIBOR+4.500%, 07/21/2025	900	871
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien 5.375%, VAR LIBOR+4.000%, 10/13/2023	1,711	1,544

		4,102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Machinery — 0.1%
TMK Hawk Parent Corp., Initial Term Loan, 1st Lien 4.580%, VAR LIBOR+3.500%, 08/28/2024	$958	$746

Media — 0.2%
Merrill Communications, LLC, Term Loan B (2019), 2nd Lien 6.195%, 10/05/2026 (D)	1,845	1,799

Oil & Gas — 0.3%
Equinox Fitness Clubs, Term Loan B-1, 1st Lien 4.072%, VAR LIBOR+4.500%, 03/08/2024	858	637
Equinox Fitness Clubs, Term Loan B-2, 1st Lien 10.000%, 03/08/2024	765	753
Medallion Midland, Term Loan B, 1st Lien 4.250%, VAR LIBOR+3.250%, 10/30/2024	787	739
Woodford Express LLC, Term Loan B, 1st Lien 6.000%, VAR LIBOR+5.000%, 01/27/2025	1,462	967

		3,096

Personal Transportation — 0.1%
JetBlue Airways Corporation, Term Loan, 1st Lien 6.250%, VAR LIBOR+5.250%, 06/17/2024	732	729

Professional & Business Services — 1.3%
Applied Systems, Inc., Initial Term Loan, 2nd Lien 8.000%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,844
Avantor, Initial Term Loan, 2nd Lien 3.250%, VAR LIBOR+3.000%, 11/21/2024	1,840	1,820
Big Ass Fans, LLC, Repricing Term Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 05/21/2024	2,045	1,820
Brookfield Property REIT Inc., Intial Term Loan A-2, 1st Lien 3.156%, VAR LIBOR+2.250%, 08/28/2023	499	428
GFL Environmental, Incremental Term Loan, 2nd Lien 4.000%, VAR LIBOR+3.250%, 05/30/2025	2,619	2,603

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hanger, Inc., Term Loan B, 1st Lien 3.656%, VAR LIBOR+3.500%, 03/06/2025 (C)	$1,340	$1,327
Learning Care, Term Loan B, 1st Lien 4.250%, VAR LIBOR+3.250%, 03/13/2025 (C)	1,020	913
4.250%, VAR LIBOR+3.250%, 03/13/2025	464	415
SAI Global, Term Loan B, 1st Lien 5.500%, VAR LIBOR+4.500%, 12/20/2023	447	327
5.500%, VAR LIBOR+4.500%, 12/20/2023	1,520	1,109
Sedgwick CMS, Term Loan B, 1st Lien 4.156%, VAR LIBOR+4.000%, 09/03/2026	119	117

		12,723

Publishing — 0.3%
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien 3.920%, VAR LIBOR+3.750%, 02/06/2026	3,379	3,369

Real Estate — 0.1%
BrookField Property REIT Inc., Initial Term A-2 Loan 3.156%, VAR LIBOR+2.250%, 08/28/2023	1,296	1,111

Retail Food & Drug — 0.3%
Albany Molecular Research, Inc., Cov-Lite, 1st Lien 4.250%, VAR LIBOR+3.000%, 08/30/2024	6	6
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 08/30/2024	2,456	2,411

		2,417

Retailers (except Food & Drug) — 0.5%
Bass Pro Group, LLC, Initial Term Loan, 1st Lien 6.072%, VAR LIBOR+5.000%, 09/25/2024	517	515
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien 4.375%, VAR LIBOR+3.250%, 05/14/2026	2,430	2,279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PetSmart, Inc., Amended Loan, 1st Lien 5.000%, VAR LIBOR+3.000%, 03/11/2022 (C)	$2,295	$2,288

		5,082

Securities & Trusts — 0.2%
Titan Acquisition Limited, Initial Term Loan, 1st Lien 3.361%, VAR LIBOR+3.000%, 03/28/2025	2,186	2,060

Surface Transport — 0.3%
Atlantic Aviation FBO Inc., Term Loan, 1st Lien 3.920%, VAR LIBOR+3.750%, 12/06/2025	558	546
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien 3.808%, VAR LIBOR+3.500%, 04/06/2026	1,320	1,166
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien 3.808%, VAR LIBOR+3.500%, 04/06/2026	710	627
Lineage Logistics, LLC, Term Loan, 1st Lien 4.000%, VAR LIBOR+3.000%, 02/27/2025	1,048	1,039

		3,378

Telecommunications — 1.4%
Avaya Inc., Tranche B Term Loan, 1st Lien 4.412%, VAR LIBOR+4.250%, 12/15/2024 (C)	845	820
Greeneden U.S. Holdings I, LLC, Tranche B-3 Dollar Term Loan, 1st Lien 3.406%, VAR LIBOR+3.250%, 12/01/2023	1,611	1,583
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Term Loan 4.750%, 05/01/2026	1,106	1,066
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien 6.500%, VAR LIBOR+5.500%, 07/13/2022	118	119
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien 3.250%, VAR Prime Rate by Country+4.750%, 11/27/2023	1,953	1,965
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien 8.750%, VAR Prime Rate by Country+5.500%, 01/02/2024	355	358

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Iridium Satellite LLC, Initial Term Loan, 1st Lien 4.750%, VAR LIBOR+3.750%, 11/04/2026	$3,022	$3,028
Lumos Networks, Term Loan B, 1st Lien 5.000%, 11/17/2024	373	369
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 4.000%, VAR LIBOR+3.000%, 11/15/2024	1,034	1,012
Plantronics, Inc., Initial Term B Loan, 1st Lien 2.656%, VAR LIBOR+2.500%, 07/02/2025	532	496
Plantronics, Inc., Term Loan B, 2nd Lien 3.570%, VAR LIBOR+2.500%, 07/02/2025	193	180
Telesat Canada, Term B-5 Loan, 1st Lien 2.910%, VAR LIBOR+2.750%, 12/07/2026 (C)	282	272
T-Mobile USA, Inc., Term Loan, 1st Lien 3.156%, VAR LIBOR+3.000%, 04/01/2027 (C)	892	894
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien 3.156%, VAR LIBOR+3.000%, 03/09/2027	1,965	1,906

		14,068

Transportation — 0.2%
Universal Hospital, Term Loan B, 1st Lien 3.188%, VAR LIBOR+3.750%, 01/04/2026 (D)	2,176	2,127

Utilities — 0.3%
Edgewater Generation, L.L.C., Term Loan, 1st Lien 3.906%, VAR LIBOR+3.750%, 12/13/2025	604	582
Packers Holdings, LLC, Initial Term Loan, 2nd Lien 4.000%, VAR LIBOR+3.000%, 12/04/2024	2,315	2,264
Traverse Midstream Partners LLC, Advance, 1st Lien 5.000%, VAR LIBOR+4.000%, 09/27/2024	413	377

		3,223

Total Loan Participations (Cost $285,082) ($ Thousands)		278,829

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 25.6%

Automotive — 3.5%
Ally Auto Receivables Trust, Ser 2019-4, Cl A3 1.840%, 06/17/2024	$1,070	$1,091
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A 2.850%, 07/12/2022 (B)	10	10
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A 2.440%, 12/12/2022 (B)	98	99
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A 1.890%, 04/13/2023 (B)	180	181
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A 0.620%, 10/13/2023 (B)	275	275
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A 0.600%, 12/18/2023	190	190
ARI Fleet Lease Trust, Ser 2018-A, Cl A2 2.550%, 10/15/2026 (B)	41	41
ARI Fleet Lease Trust, Ser 2020-A, Cl A2 1.770%, 08/15/2028 (B)	155	157
Avid Automobile Receivables Trust, Ser 2019- 1, Cl A 2.620%, 02/15/2024 (B)	1,191	1,203
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A 3.450%, 03/20/2023 (B)	2,000	2,042
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2 0.390%, 02/27/2023	190	190
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A 1.770%, 11/21/2022 (B)	412	415
CarMax Auto Owner Trust, Ser 2016-3, Cl C 2.200%, 06/15/2022	630	631
CarMax Auto Owner Trust, Ser 2018-2, Cl A3 2.980%, 01/17/2023	2,710	2,753
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl A2 2.200%, 07/15/2022 (B)	111	111
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1 1.990%, 05/15/2029 (B)	66	67
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1 2.120%, 11/15/2029 (B)	281	283
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1 1.950%, 09/15/2031 (B)	480	490
CIG Auto Receivables Trust, Ser 2017-1A, Cl A 2.710%, 05/15/2023 (B)	3	3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (B)	$163	$165
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (B)	27	27
Credit Acceptance Auto Loan Trust, Ser 2020- 1A, Cl A
2.010%, 02/15/2029 (B)	250	256
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	235	237
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	200	203
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	160	160
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (B)	17	17
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	69	70
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (B)	117	117
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (B)	15	15
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A1
1.690%, 02/22/2021 (B)	105	105
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (B)	114	114
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (B)	1,767	1,773
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	57	57
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	153	155
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	288	293
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	268	272
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	258	262
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	100	100
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	150	153
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	205	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	$225	$225
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	450	468
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A2
0.500%, 02/15/2023	570	571
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (B)	261	264
GLS Auto Receivables Issuer Trust, Ser 2019- 1A, Cl A
3.370%, 01/17/2023 (B)	64	64
GLS Auto Receivables Issuer Trust, Ser 2019- 3A, Cl A
2.580%, 07/17/2023 (B)	158	160
GLS Auto Receivables Issuer Trust, Ser 2019- 4A, Cl A
2.470%, 11/15/2023 (B)	161	163
GLS Auto Receivables Issuer Trust, Ser 2020- 1A, Cl A
2.170%, 02/15/2024 (B)	208	211
GLS Auto Receivables Issuer Trust, Ser 2020- 3A, Cl A
0.690%, 10/16/2023 (B)	175	175
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	73	73
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	31	31
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	140	140
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/2022	0	–
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	460	460
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	422	425
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	80	80
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/2024	3,000	3,030
Hyundai Auto Receivables Trust, Ser 2017-A, Cl B
2.380%, 04/17/2023	1,000	1,011

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2020- A, Cl A2
1.820%, 03/15/2022	$107	$107
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	290	290
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	289	291
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	450	451
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	293	296
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (B)	400	400
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	305	305
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	1,000	1,008
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	650	661
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (B)	897	914
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (B)	115	115
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (B)	1,000	1,001
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl C
1.910%, 09/15/2026 (B)	2,000	1,948
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (B)	127	127
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	2,000	2,007
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (B)	473	477
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	104	105
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (B)	590	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	$285	$285
World Omni Auto Receivables Trust, Ser 2020-C, Cl A2
0.350%, 12/15/2023	540	540

		34,462

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/2023	1,500	1,503
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
0.488%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/2025	2,000	2,002
Master Credit Card Trust II, Ser 2019-2A, Cl A
0.561%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (B)	330	330
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.544%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (B)	405	405

		4,240

Mortgage Related Securities — 3.9%
ABFC Trust, Ser 2002-NC1, Cl M1
1.195%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	2,586	2,551
ABFC Trust, Ser 2004-HE1, Cl M1
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	977	959
ABFC Trust, Ser 2005-OPT1, Cl M1
0.865%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	1,186	1,180
ABFC Trust, Ser 2005-WF1, Cl M1
0.715%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	1,274	1,266
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.855%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	35	35
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
0.445%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	1,068
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.050%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	1,665	1,656

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage, Pass-Through Certificates, Ser 2004-3, Cl M1
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	$1,799	$1,786
Aegis Asset-Backed Securities Trust Mortgage, Pass-Through Certificates, Ser 2005-4, Cl M1
0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	1,597	1,585
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (A)	618	636
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (A)	230	238
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
0.495%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,739
Home Equity Asset Trust, Ser 2004-1, Cl M1
1.120%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	3,111	3,084
Home Equity Asset Trust, Ser 2005-5, Cl M2
0.940%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	357	356
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	1,887	1,871
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,023	1,061
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.275%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,305	1,496
Morgan Stanley Capital I Trust, Ser 2004- HE7, Cl M1
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,225	2,180
Morgan Stanley Capital I Trust, Ser 2005- HE2, Cl M1
0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	894	889
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl A2
1.015%, VAR ICE LIBOR USD 1 Month+0.840%, 02/25/2033	1,152	1,125
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.600%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	6	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
1.035%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	$2,066	$2,052
NovaStar Mortgage Funding Trust, Ser 2003- 3, Cl A1
0.885%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/2033	3,739	3,627
NovaStar Mortgage Funding Trust, Ser 2004- 4, Cl M5
1.900%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	1,358	1,367
Option One Mortgage Loan Trust, Ser 2003- 4, Cl A1
0.815%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,167	1,145
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.645%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	2,487	2,473
Structured Asset Securities Mortgage Loan Trust, Ser 2005-NC2, Cl M4
0.880%, VAR ICE LIBOR USD 1 Month+0.705%, 05/25/2035	1,503	1,488

		38,919

Other Asset-Backed Securities — 17.8%
321 Henderson Receivables I LLC, Ser 2007- 1A, Cl A1
0.362%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	1,904	1,788
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.275%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	1,784	1,751
ACIS CLO, Ser 2017-7A, Cl B
2.001%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,480
Affirm Asset Securitization Trust, Ser 2020- Z1, Cl A
3.460%, 10/15/2024 (B)	135	135
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	395	393
Allegro CLO I, Ser 2017-1A, Cl A2R
1.918%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	1,350	1,349
Ameriquest Mortgage Securities, Pass- Through Certificates, Ser 2004-R2, Cl A1A
0.865%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	505	504

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities, Pass- Through Certificates, Ser 2005-R11, Cl M1
0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	$1,131	$1,129
AMMC CLO, Ser 2017-16A, Cl CR
2.618%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	995
Apidos CLO XII, Ser 2018-12A, Cl AR
1.355%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	717
Ares XXIX CLO, Ser 2017-1A, Cl A1R
1.463%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	180	180
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (B)	21	21
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (B)	153	153
Avery Point IV CLO, Ser 2014-1A, Cl D
3.745%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2026 (B)	800	796
Avery Point IV CLO, Ser 2017-1A, Cl AR
1.345%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	124	123
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.595%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	1,988
Barings BDC Static CLO, Ser 2019-1A, Cl A1
1.295%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (B)	160	160
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	1,673	1,710
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	555	568
Bear Stearns Asset Backed Securities Trust, Ser 2003-SD1, Cl A
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2033	510	495
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.675%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	2,076	2,063
Black Diamond CLO, Ser 2017-1A, Cl A1A
1.554%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,987
Black Diamond CLO, Ser 2017-1A, Cl A2R
1.723%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	345	343
BlueMountain CLO, Ser 2017-2A, Cl A1R
1.438%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	918	906

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2018-2A, Cl A
1.390%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	$3,455	$3,398
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.415%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	260	259
Brazos Student Finance, Ser 2010-1, Cl A1
1.197%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,382	1,359
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,491	1,514
CAL Funding II, Ser 2018-2A, Cl A
4.340%, 09/25/2043 (B)	226	230
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.243%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	648	635
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
1.025%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	524	521
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
1.362%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	3,500	3,484
Cent CLO XXIV, Ser 2018-24A, Cl A2R
1.925%, VAR ICE LIBOR USD 3 Month+1.650%, 10/15/2026 (B)	1,000	984
CIFC Funding, Ser 2017-5A, Cl A1
1.453%, VAR ICE LIBOR USD 3 Month+1.180%, 11/16/2030 (B)	1,717	1,705
Citigroup Mortgage Loan Trust, Ser 2007- WFH4, Cl A2C
1.475%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	600	594
CNH Equipment Trust, Ser 2019-B, Cl A2
2.550%, 09/15/2022	629	633
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	135	136
Cole Park CLO, Ser 2018-1A, Cl AR
1.322%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	700	694
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.395%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	596
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (B)	328	330
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
0.790%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	1,775	1,764

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWABS Certificates Trust, Ser 2004-5, Cl 2A 0.675%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	$2,382	$2,299
CWABS Revolving Home Equity Loan Trust, Ser 2004-I, Cl A 0.452%, VAR ICE LIBOR USD 1 Month+0.290%, 02/15/2034	1,965	1,945
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A 0.442%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	879	863
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A 0.302%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,442	1,365
Dell Equipment Finance Trust, Ser 2018-2, Cl A3 3.370%, 10/22/2023 (B)	1,040	1,051
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR 1.922%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	984
Domino’s Pizza Master Issuer LLC, Ser 2017- 1A, Cl A2I 1.495%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,890	3,888
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1 0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	43	43
Educational Funding of the South, Ser 2011- 1, Cl A2 0.895%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	245	244
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A 2.690%, 03/25/2030 (B)	810	819
Encore Credit Receivables Trust, Ser 2005-3, Cl M3 0.940%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	1,670	1,663
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2 1.000%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	35	36
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3 0.415%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	12	12
FirstKey Homes Trust, Ser 2020-SFR1, Cl A 1.339%, 09/17/2025 (B)	689	691
Gallatin CLO VIII, Ser 2017-1A, Cl B 1.925%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great American Auto Leasing, Ser 2019-1, Cl A2 2.970%, 06/15/2021 (B)	$143	$143
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2 1.760%, 06/15/2022 (B)	370	373
Greenpoint Manufactured Housing, Ser 1999- 5, Cl M1A 8.300%, 10/15/2026 (A)	378	390
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3 2.171%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,075	2,019
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2 1.285%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,347
GSAMP Trust, Ser 2005-HE6, Cl M1 0.615%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	47	47
GSAMP Trust, Ser 2005-SEA2, Cl B1 1.425%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,438
Home Partners of America Trust, Ser 2017-1, Cl A 0.979%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	3,924	3,910
Home Partners of America Trust, Ser 2017-1, Cl B 1.512%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,244
Home Partners of America Trust, Ser 2018-1, Cl A 1.062%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	1,639	1,625
HPEFS Equipment Trust, Ser 2019-1A, Cl A2 2.190%, 09/20/2029 (B)	129	130
HPEFS Equipment Trust, Ser 2020-1A, Cl A2 1.730%, 02/20/2030 (B)	213	215
HPEFS Equipment Trust, Ser 2020-2A, Cl A2 0.650%, 07/22/2030 (B)	825	825
Invitation Homes Trust, Ser 2017-SFR2, Cl B 1.312%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,000	998
Invitation Homes Trust, Ser 2018-SFR1, Cl A 0.862%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,777	1,750
Invitation Homes Trust, Ser 2018-SFR1, Cl C 1.412%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,996
Invitation Homes Trust, Ser 2018-SFR3, Cl A 1.162%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/2037 (B)	2,019	2,014

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR3, Cl C 1.462%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	$2,000	$1,993
Iowa State Student Loan Liquidity, Ser 2011- 1, Cl A 1.547%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	369	369
Keycorp Student Loan Trust, Ser 2000-B, Cl A2 0.555%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,277	1,259
KKR CLO, Ser 2018-21, Cl A 1.275%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	569
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2 0.410%, 06/15/2023 (B)	160	160
LCM XXV, Ser 2017-25A, Cl A 1.482%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,799
Long Beach Mortgage Loan Trust, Ser 2004- 1, Cl M1 0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	820	796
Long Beach Mortgage Loan Trust, Ser 2004- 1, Cl M2 1.000%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	1,954	1,943
Madison Park Funding XII, Ser 2017-12A, Cl AR 1.532%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	59	59
Madison Park Funding XV, Ser 2017-15A, Cl A2R 1.745%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	544
Madison Park Funding XXX, Ser 2018-30A, Cl A 1.025%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	982
Magnetite VIII, Ser 2018-8A, Cl AR2 1.255%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	773
Marlette Funding Trust, Ser 2018-4A, Cl A 3.710%, 12/15/2028 (B)	43	43
Marlette Funding Trust, Ser 2019-1A, Cl A 3.440%, 04/16/2029 (B)	115	116
Marlette Funding Trust, Ser 2019-2A, Cl A 3.130%, 07/16/2029 (B)	165	167
Marlette Funding Trust, Ser 2020-1A, Cl A 2.240%, 03/15/2030 (B)	85	86
Marlette Funding Trust, Ser 2020-2A, Cl A 1.020%, 09/16/2030 (B)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	$201	$211
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	2,134	2,134
Michigan Finance Authority, Ser 2015-1, Cl A1
0.906%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,139	2,131
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	577	616
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	389	401
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	160	161
MP CLO VIII, Ser 2018-2A, Cl BR
1.667%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,961
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	884	886
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	1,255	1,261
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	11	11
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	91	91
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (B)	3,262	3,299
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	833	834
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
0.400%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	257	257
New Residential Mortgage LLC, Ser 2018- FNT1, Cl B
3.910%, 05/25/2023 (B)	1,443	1,429
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054 (B)	1,790	1,750
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	2,165	2,174
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	1,681	1,693
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
1.154%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	42	42

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-10A, Cl BR 2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	$2,000	$1,973
OCP CLO, Ser 2017-8A, Cl A1R 1.123%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	337	335
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A 2.650%, 11/18/2024 (B)	88	88
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1 7.870%, 05/15/2032 (A)	27	27
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2 3.101%, 02/15/2028 (B)	1,500	1,522
OZLM XII, Ser 2018-12A, Cl A1R 1.318%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	455	452
Palmer Square Loan Funding, Ser 2018-4A, Cl A1 1.180%, VAR ICE LIBOR USD 3 Month+0.900%, 11/15/2026 (B)	1,183	1,179
Park Place Securities, Pass-Through Certificates, Ser 2005-WHQ1, Cl M5 1.300%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,128
PFS Financing, Ser 2020-B, Cl A 1.210%, 06/15/2024 (B)	190	191
PRPM LLC, Ser 2018-1A, Cl A1 3.750%, 04/25/2023 (A)(B)	133	134
Recette CLO, Ser 2017-1A, Cl DR 3.022%, VAR ICE LIBOR USD 3 Month+2.750%, 10/20/2027 (B)	1,000	984
SACO I Trust, Ser 2005-GP1, Cl A1 0.535%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	215	214
SACO I Trust, Ser 2005-WM3, Cl A1 0.695%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	135	134
SACO I Trust, Ser 2006-6, Cl A 0.435%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	414	405
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C 0.325%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	579	577
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2 0.680%, 10/20/2025 (B)	320	320
Scholar Funding Trust, Ser 2011-A, Cl A 1.147%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,327	2,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2015-8A, Cl A1R 1.192%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	$938	$930
SoFi Consumer Loan Program LLC, Ser 2017- 1, Cl A 3.280%, 01/26/2026 (B)	35	35
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A 3.240%, 02/25/2028 (B)	117	118
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/2028 (B)	250	253
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A 2.450%, 08/25/2028 (B)	262	265
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A 2.020%, 01/25/2029 (B)	198	200
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX 1.950%, 02/15/2046 (B)	492	502
SpringCastle Funding Notes, Ser 2019-AA, Cl A 3.200%, 05/27/2036 (B)	3,106	3,143
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3 1.125%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	2,982	2,914
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A 0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,747	2,654
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8 1.175%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,489	3,433
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4 1.115%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,128	1,098
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1 0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	55	55
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3 0.355%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	2,108	2,016
Symphony CLO XVIII, Ser 2016-18A, Cl B 2.056%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	750	738

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2017-1A, Cl B
1.840%, VAR ICE LIBOR USD 3
Month+1.560%, 11/18/2030 (B)	$500	$489
Telos CLO, Ser 2017-3A, Cl AR
1.573%, VAR ICE LIBOR USD 3
Month+1.300%, 07/17/2026 (B)	1,349	1,346
Textainer Marine Containers V, Ser 2017-2A,
Cl A
3.520%, 06/20/2042 (B)	438	438
Thacher Park CLO, Ser 2017-1A, Cl AR
1.432%, VAR ICE LIBOR USD 3
Month+1.160%, 10/20/2026 (B)	613	612
Towd Point Mortgage Trust, Ser 2014-1,
Cl AES
3.000%, 10/25/2053 (A)(B)	1,289	1,289
Towd Point Mortgage Trust, Ser 2015-2,
Cl 2A11
3.000%, 11/25/2057 (A)(B)	34	34
Towd Point Mortgage Trust, Ser 2015-4,
Cl A1B
2.750%, 04/25/2055 (A)(B)	33	33
Towd Point Mortgage Trust, Ser 2015-5,
Cl A1B
2.750%, 05/25/2055 (A)(B)	48	48
Towd Point Mortgage Trust, Ser 2016-1,
Cl A1B
2.750%, 02/25/2055 (A)(B)	41	42
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	132	134
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	261	265
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	459	472
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	368	378
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.775%, VAR ICE LIBOR USD 1
Month+0.600%, 02/25/2057 (B)	1,902	1,896
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	417	433
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (A)(B)	1,057	1,118
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,411	1,518
Towd Point Mortgage Trust, Ser 2019-HY1,
Cl A1
1.175%, VAR ICE LIBOR USD 1
Month+1.000%, 10/25/2048 (B)	1,217	1,214
Towd Point Mortgage Trust, Ser 2020-MH1,
Cl A1
2.250%, 02/25/2060 (A)(B)	2,715	2,765

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Treman Park CLO, Ser 2018-1A, Cl ARR
1.342%, VAR ICE LIBOR USD 3
Month+1.070%, 10/20/2028 (B)	$550	$547
Trestles CLO, Ser 2017-1A, Cl A1A
1.535%, VAR ICE LIBOR USD 3
Month+1.290%, 07/25/2029 (B)	5,000	4,980
Triton Container Finance VI LLC, Ser 2017-
1A, Cl A
3.520%, 06/20/2042 (B)	643	644
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.165%, VAR ICE LIBOR USD 3
Month+0.890%, 04/15/2029 (B)	270	267
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	175	175
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	350	360
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	225
Volvo Financial Equipment Master Owner
Trust, Ser 2017-A, Cl A
0.662%, VAR ICE LIBOR USD 1
Month+0.500%, 11/15/2022 (B)	95	95
Voya CLO, Ser 2017-3A, Cl A1R
0.965%, VAR ICE LIBOR USD 3
Month+0.720%, 07/25/2026 (B)	775	772
Voya CLO, Ser 2018-3A, Cl A2R
1.672%, VAR ICE LIBOR USD 3
Month+1.400%, 10/18/2031 (B)	818	803
Voya CLO, Ser 2020-2A, Cl A1RR
1.293%, VAR ICE LIBOR USD 3
Month+1.020%, 04/17/2030 (B)	4,386	4,340
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,227	1,235

		176,877

Total Asset-Backed Securities
(Cost $253,257) ($ Thousands)		254,498

CORPORATE OBLIGATIONS — 7.1%

Communication Services — 0.4%
Comcast
0.736%, VAR ICE LIBOR USD 3
Month+0.440%, 10/01/2021	700	703
CSC Holdings LLC
4.625%, 12/01/2030 (B)	688	705
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	508	396
Level 3 Financing
3.625%, 01/15/2029 (B)	600	602
T-Mobile USA
6.375%, 03/01/2025	855	873

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.000%, 07/15/2030 (B)	$307	$316

		3,595

Consumer Discretionary — 0.7%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (B)	739	759
Ford Motor Credit LLC
1.576%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	482
0.681%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	497
General Motors Financial
0.789%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	500
IRB Holding
7.000%, 06/15/2025 (B)	567	605
Marriott International
0.968%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	348
0.846%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	475
Nissan Motor Acceptance MTN
1.156%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	789
Volkswagen Group of America Finance LLC
2.500%, 09/24/2021 (B)	200	204
1.197%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	300
1.024%, VAR ICE LIBOR USD 3 Month+0.770%, 11/13/2020 (B)	2,000	2,003

		6,962

Consumer Staples — 0.6%
Albertsons
6.625%, 06/15/2024	1,520	1,569
Altria Group
4.750%, 05/05/2021	525	541
Conagra Brands
3.800%, 10/22/2021	450	467
ERAC USA Finance LLC
5.250%, 10/01/2020 (B)	499	501
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	566
Howard University
2.801%, 10/01/2023	240	246
2.638%, 10/01/2021	100	99
Kraft Heinz Foods
1.063%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	697
Sabre Global
7.375%, 09/01/2025 (B)	558	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	$200	$200
Upjohn
1.125%, 06/22/2022 (B)	250	252

		5,723

Energy — 0.1%
MPLX
1.213%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	150	150
Occidental Petroleum
1.504%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	293
1.193%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	297
Phillips 66
0.834%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400

		1,140

Financials — 2.3%
ABN AMRO Bank MTN
0.682%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	751
Assurant
1.534%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	97	97
Bank of America MTN
1.451%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	632
1.432%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	556
Bank of Montreal MTN
0.770%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	350	352
BPCE MTN
1.476%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	556
Canadian Imperial Bank of Commerce
0.889%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	300	302
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	300	306
Citizens Bank
1.044%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,033
Cooperatieve Rabobank UA
1.103%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,010

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
3.125%, 12/10/2020	$450	$453
Credit Suisse NY
0.527%, VAR United States Secured
Overnight Financing Rate+0.450%,
02/04/2022	600	601
Danske Bank
3.001%, VAR ICE LIBOR USD 3
Month+1.249%, 09/20/2022 (B)	250	255
Deutsche Bank NY
1.073%, VAR ICE LIBOR USD 3
Month+0.815%, 01/22/2021	550	550
Goldman Sachs Group
1.450%, VAR ICE LIBOR USD 3
Month+1.170%, 11/15/2021	930	932
1.355%, VAR ICE LIBOR USD 3
Month+1.110%, 04/26/2022	750	754
HAT Holdings I LLC
3.750%, 09/15/2030 (B)	373	375
HSBC Holdings
0.968%, VAR ICE LIBOR USD 3
Month+0.650%, 09/11/2021	550	550
ING Groep
1.456%, VAR ICE LIBOR USD 3
Month+1.150%, 03/29/2022	700	708
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3
Month+0.650%, 06/15/2023	325	325
JPMorgan Chase
1.475%, VAR ICE LIBOR USD 3
Month+1.205%, 10/29/2020	198	198
Marsh & McLennan
3.500%, 12/29/2020	95	96
Metropolitan Life Global Funding I MTN
0.654%, VAR United States Secured
Overnight Financing Rate+0.570%,
01/13/2023 (B)	350	351
Mizuho Financial Group
0.880%, VAR ICE LIBOR USD 3
Month+0.630%, 05/25/2024	525	522
Morgan Stanley
1.452%, VAR ICE LIBOR USD 3
Month+1.180%, 01/20/2022	625	627
Morgan Stanley MTN
0.779%, VAR United States Secured
Overnight Financing Rate+0.700%,
01/20/2023	400	401
National Australia Bank
1.875%, 12/13/2022	250	259
National Bank of Canada
0.900%, VAR US Treas Yield Curve
Rate T Note Const Mat 1 Yr+0.770%,
08/15/2023	250	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
2.000%, 01/27/2023 (B)	$200	$207
NFP
7.000%, 05/15/2025 (B)	733	788
NMI Holdings
7.375%, 06/01/2025 (B)	266	287
PNC Bank
0.743%, VAR ICE LIBOR USD 3
Month+0.430%, 12/09/2022	300	301
0.581%, VAR ICE LIBOR USD 3
Month+0.325%, 02/24/2023	350	351
Santander UK
2.125%, 11/03/2020	200	201
2.100%, 01/13/2023	200	207
Standard Chartered
2.744%, VAR ICE LIBOR USD 3
Month+1.200%, 09/10/2022 (B)	345	351
Toronto-Dominion Bank MTN
0.558%, VAR United States Secured
Overnight Financing Rate+0.480%,
01/27/2023	250	251
UniCredit MTN
6.572%, 01/14/2022 (B)	350	372
Vista Point
1.763%, 03/25/2065	2,844	2,852
Wells Fargo
1.374%, VAR ICE LIBOR USD 3
Month+1.110%, 01/24/2023	550	555
Zions Bancorp
3.350%, 03/04/2022	2,000	2,064

		22,590

Health Care — 0.5%
Avantor Funding
4.625%, 07/15/2028 (B)	535	566
Becton Dickinson
1.181%, VAR ICE LIBOR USD 3
Month+0.875%, 12/29/2020	375	375
Cardinal Health
1.083%, VAR ICE LIBOR USD 3
Month+0.770%, 06/15/2022	975	983
Cigna
0.949%, VAR ICE LIBOR USD 3
Month+0.650%, 09/17/2021	400	400
CVS Health
1.033%, VAR ICE LIBOR USD 3
Month+0.720%, 03/09/2021	1,540	1,545
Jaguar Holding II
5.000%, 06/15/2028 (B)	1,213	1,286
Royalty Pharma
0.750%, 09/02/2023 (B)	200	200

		5,355

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 1.4%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	$2,000	$2,038
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.500%, 05/15/2021	350	356
Ardagh Packaging Finance
5.250%, 04/30/2025 (B)	573	608
Boeing
2.300%, 08/01/2021	210	212
Clark Equipment
5.875%, 06/01/2025 (B)	932	980
Covanta Holding
5.000%, 09/01/2030	900	923
DAE Funding LLC
5.250%, 11/15/2021 (B)	325	325
GE Capital International Funding Unlimited
2.342%, 11/15/2020	575	577
GFL Environmental
8.500%, 05/01/2027 (B)	990	1,077
3.750%, 08/01/2025 (B)	445	448
Honeywell International
0.483%, 08/19/2022	325	326
Intelligent Packaging Finco
6.000%, 09/15/2028 (B)	1,355	1,379
L3Harris Technologies
1.060%, VAR ICE LIBOR USD 3
Month+0.750%, 03/10/2023	350	352
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (B)	776	807
Otis Worldwide
0.754%, VAR ICE LIBOR USD 3
Month+0.450%, 04/05/2023 (B)	360	360
PowerTeam Services LLC
9.033%, 12/04/2025 (B)	700	743
Raytheon Technologies
3.100%, 11/15/2021 (B)	393	402
Roper Technologies
0.450%, 08/15/2022	90	90
Summit Materials LLC
5.250%, 01/15/2029 (B)	584	612
Vertical Holdco GmbH
7.625%, 07/15/2028 (B)	460	485
Vertical US Newco
5.250%, 07/15/2027 (B)	492	512
XPO Logistics
6.250%, 05/01/2025 (B)	380	406

		14,018

Information Technology — 0.2%
Diebold Nixdorf
9.375%, 07/15/2025 (B)	1,083	1,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
1.024%, VAR ICE LIBOR USD 3
Month+0.720%, 10/05/2021	$300	$300
Microchip Technology
3.922%, 06/01/2021	325	332
Tempo Acquisition LLC
5.750%, 06/01/2025 (B)	441	462

		2,261

Materials — 0.5%
Axalta Coating Systems LLC
4.750%, 06/15/2027 (B)	1,471	1,541
Boise Cascade
4.875%, 07/01/2030 (B)	521	564
International Flavors & Fragrances
3.400%, 09/25/2020	200	201
Owens-Brockway Glass Container
6.625%, 05/13/2027 (B)	291	320
6.375%, 08/15/2025 (B)	1,940	2,134
Venator Finance Sarl
9.500%, 07/01/2025 (B)	324	340

		5,100

Utilities — 0.4%
Dominion Energy
2.450%, 01/15/2023 (B)	250	261
Duke Energy Progress LLC
0.433%, VAR ICE LIBOR USD 3
Month+0.180%, 02/18/2022	450	450
Edison International
3.125%, 11/15/2022	2,000	2,075
Pike
5.500%, 09/01/2028 (B)	515	512
Southern Power
0.856%, VAR ICE LIBOR USD 3
Month+0.550%, 12/20/2020 (B)	375	375

		3,673

Total Corporate Obligations
(Cost $69,222) ($ Thousands)		70,417

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
0.184%, 11/24/2020 (E)	125	125
0.160%, 05/20/2021 (E)	850	849
0.140%, 08/12/2021 (E)	2,300	2,297
U.S. Treasury Notes
2.875%, 11/15/2021	2,500	2,582
2.375%, 03/15/2022	1,000	1,034

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.000%, 05/31/2024	$2,000	$2,135

Total U.S. Treasury Obligations
(Cost $8,843) ($ Thousands)		9,022

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, GO
Callable 10/01/2021 @ 100
0.935%, 04/01/2047 (F)	925	923
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

		953

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB

1.838%, 12/01/2023	110	111

Ohio — 0.1%
Buckeye, Tobacco Settlement Financing
Authority, RB
1.850%, 06/01/2029	445	447

Texas — 0.0%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (F)	190	191

Total Municipal Bonds
(Cost $1,700) ($ Thousands)		1,702

U.S. GOVERNMENT AGENCY OBLIGATIONS —0.1%
FFCB
1.900%, 06/24/2021	470	477
0.530%, 01/18/2022	500	502

Total U.S. Government Agency Obligations
(Cost $976) ($ Thousands)		979

Description	Number of Warrants		Market Value ($ Thousands)

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027
Strike Price $0 *(D)	29,715		$–

Total Warrants
(Cost $—) ($ Thousands)			–

	Shares

COMMON STOCK — 0.0%
TE Holdcorp *(D)	102,547		—

Total Common Stock
(Cost $3,175) ($ Thousands)			—

PREFERRED STOCK — 0.0%
TE Holdcorp, 0.000% *(D)(G)	179,484		—

Total Preferred Stock
(Cost $1,427) ($ Thousands)			—

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund,
Cl F
0.010%**†	33,087,131		33,087

Total Cash Equivalent
(Cost $33,087) ($ Thousands)			33,087

	Face Amount (Thousands	)

REPURCHASE AGREEMENT — 0.3%
BNP Paribas
0.090%, dated 08/31/20, to be
repurchased on 09/01/20, repurchase
price $3,300,000 (collateralized by U.S.
Government Obligations, ranging in par value $95,000 - $5,230,521, 0.000%
- 4.500%, 05/15/22 - 06/20/50; total market value $3,366,004) (H)	$3,300		3,300

Total Repurchase Agreement
(Cost $3,300) ($ Thousands)			3,300

Total Investments in Securities — 101.4%
(Cost $1,023,845) ($ Thousands)			$1,007,890

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(6)	Dec-2020	$(837)	$(835)	$2
U.S. 10-Year Treasury Note	(13)	Dec-2020	(1,806)	(1,810)	(4)
U.S. 2-Year Treasury Note	(45)	Jan-2021	(9,941)	(9,943)	(2)
U.S. 5-Year Treasury Note	(5)	Jan-2021	(629)	(630)	(1)
U.S. Long Treasury Bond	(1)	Dec-2020	(176)	(176)	–

			$(13,389)	$(13,394)	$(5)

Percentages are based on Net Assets of $993,833 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $371,786 ($ Thousands), representing 37.4% of Net Assets of the Fund.

(C)	Unsettled bank loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(G)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	356,056	–	356,056
Loan Participations	–	267,687	11,142	278,829
Asset-Backed Securities	–	254,498	–	254,498
Corporate Obligations	–	70,417	–	70,417
U.S. Treasury Obligations	–	9,022	–	9,022
Municipal Bonds	–	1,702	–	1,702
U.S. Government Agency Obligations	–	979	–	979
Warrants	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	33,087	–	–	33,087
Repurchase Agreement	–	3,300	–	3,300

Total Investments in Securities	33,087	963,661	11,142	1,007,890

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(7)	–	–	(7)

Total Other Financial Instruments	(5)	–	–	(5)

*	Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Opportunistic Income Fund (Concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations

Balance as of June 1, 2020	$676	$23,123

Accrued discounts/premiums	(5)	4

Realized gain/(loss)	(35)	342

Change in unrealized appreciation/(depreciation)	37	461

Purchases	—	920

Sales	3	(2,214)

Net transfer into Level 3	—	—

Net transfer out of Level 3	(676)	(11,494)

Ending Balance as of August 31, 2020	$—	$11,142

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$37	$461

For the period ended August 31, 2020, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$62,317	$ 99,352	$(128,582)	$-	$-	$33,087	33,087,131	$2	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.9%

Agency Mortgage-Backed Obligations — 23.4%
FHLMC
10.000%, 03/17/2026	$1	$1
7.500%, 08/01/2030 to 12/01/2036	354	410
7.000%, 05/01/2024 to 03/01/2039	102	116
6.500%, 10/01/2031 to 09/01/2039	661	768
6.000%, 09/01/2021 to 08/01/2038	729	826
5.500%, 02/01/2035 to 12/01/2038	1,858	2,172
5.000%, 08/01/2033 to 03/01/2050	35,595	39,344
4.500%, 11/01/2025 to 03/01/2050	36,192	39,907
4.000%, 01/01/2035 to 03/01/2050	71,972	79,408
3.500%, 03/01/2033 to 04/01/2050	162,068	175,324
3.000%, 03/01/2031 to 08/01/2050	86,713	92,186
2.500%, 10/01/2031 to 05/01/2040	15,190	16,064
2.000%, 10/01/2032 to 09/01/2040	10,301	10,638
FHLMC ARM
4.122%, VAR ICE LIBOR USD 12
Month+2.330%, 05/01/2036	54	58
3.908%, VAR ICE LIBOR USD 12
Month+1.923%, 12/01/2036	53	56
3.845%, VAR ICE LIBOR USD 12
Month+1.595%, 10/01/2036	11	11
2.503%, VAR US Treas Yield
Curve Rate T Note Const Mat 5
Yr+1.285%, 03/01/2047	1,349	1,396
FHLMC CMO, Ser 2020-4988, Cl AF
0.521%, VAR ICE LIBOR USD 1
Month+0.350%, 10/15/2037	6,411	6,409
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	600	71
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,400	178
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	600	71
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028 (A)	2,000	220
FHLMC Multifamily Structured Pass-Through
Certificates, Ser 1513, Cl A3
2.797%, 08/25/2034	200	229
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (A)	605	676
FHLMC Multifamily Structured Pass-Through
Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	825	953
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K016, Cl X1, IO
1.638%, 10/25/2021 (A)	439	6
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	6	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	$5	$5
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K032, Cl X1, IO
0.206%, 05/25/2023 (A)	60,213	170
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K091, Cl X1, IO
0.704%, 03/25/2029 (A)	3,939	172
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	510	605
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K092, Cl X1, IO
0.852%, 04/25/2029 (A)	9,988	547
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029 (A)	3,992	286
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (A)	2,997	203
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (A)	4,850	449
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K095, Cl X1, IO
1.082%, 06/25/2029 (A)	2,395	173
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (A)	700	70
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (A)	1,089	75
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K101, Cl X1, IO
0.949%, 10/25/2029 (A)	1,199	80
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (A)	4,400	5,562
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (A)	3,345	4,194
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K726, Cl X1, IO
1.022%, 04/25/2024 (A)	12,444	312
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K735, Cl X1, IO
1.102%, 05/25/2026 (A)	2,397	116
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (A)	1,999	128

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K737, Cl X1, IO
0.752%, 10/25/2026 (A)	$6,994	$239
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (A)	1,578	95
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,252
FHLMC Multifamily Structured Pass-Through
Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,390
FHLMC Multifamily Structured, Pass-Through
Certificates, Ser K1516, Cl A1
1.238%, 01/25/2035	3,226	3,204
FHLMC Reference REMIC CMO, Ser 2006- R007, Cl ZA
6.000%, 05/15/2036	932	1,114
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	11	13
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	116	129
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	32	37
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.462%, VAR ICE LIBOR USD 1
Month+14.758%, 09/15/2033	44	62
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	93	103
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	220	254
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	4	4
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.868%, VAR ICE LIBOR USD 1
Month+6.030%, 05/15/2038	170	30
FHLMC REMIC CMO, Ser 2009-3546, Cl A
3.182%, 02/15/2039 (A)	57	59
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.068%, VAR ICE LIBOR USD 1
Month+6.230%, 01/15/2040	91	19
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.788%, VAR ICE LIBOR USD 1
Month+5.950%, 05/15/2041	552	80
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	629	673
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.448%, VAR ICE LIBOR USD 1
Month+6.610%, 04/15/2042	54	12
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	2,145	2,237
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	462	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	$4,936	$5,134
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	356	35
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	1,142	1,180
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,704	1,709
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,378
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	669	695
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,946	2,015
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,797	1,871
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,181	1,225
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,761	5,041
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	546	591
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,194	1,299
FHLMC REMIC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	494	499
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	1,224	1,274
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.512%, VAR ICE LIBOR USD 1
Month+0.350%, 12/15/2048	483	483
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	2,424	2,612
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	4,063	4,384
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,656	1,799
FHLMC STRIPS CMO, Ser 2015-343, Cl F4
0.521%, VAR ICE LIBOR USD 1
Month+0.350%, 10/15/2037	1,583	1,576
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.838%, VAR ICE LIBOR USD 1
Month+6.000%, 12/15/2046	923	202
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	4,622	4,917
FNMA
8.000%, 05/01/2023 to 06/01/2031	28	33
7.500%, 06/01/2030 to 11/01/2038	168	196
7.000%, 09/01/2026 to 02/01/2039	938	1,097
6.500%, 12/01/2022 to 10/01/2037	337	379
6.000%, 02/01/2032 to 10/01/2040	2,560	2,994
5.500%, 12/01/2033 to 06/01/2049	12,943	15,051

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.000%, 09/01/2020 to 03/01/2050	$94,172	$106,425
4.500%, 08/01/2023 to 01/01/2059	133,851	148,179
4.380%, 06/01/2021 (A)	1,581	1,599
4.262%, 11/01/2021 (A)	2,129	2,141
4.200%, 01/01/2029	1,665	1,980
4.000%, 09/01/2020 to 06/01/2057	158,920	173,592
3.980%, 08/01/2021	3,894	3,956
3.820%, 07/01/2027	250	286
3.790%, 12/01/2025	3,185	3,614
3.500%, 07/01/2029 to 03/01/2057	133,607	142,583
3.490%, 02/01/2033	3,000	3,607
3.380%, 05/01/2028	119	128
3.310%, 03/01/2028	1,905	2,126
3.210%, 11/01/2037	4,570	5,369
3.160%, 05/01/2029	325	374
3.080%, 01/01/2028	160	179
3.040%, 06/01/2029	1,000	1,145
3.020%, 06/01/2024 to 05/01/2026	3,400	3,590
3.000%, 05/01/2029 to 08/01/2050	138,271	147,100
2.820%, 06/01/2022	2,634	2,710
2.810%, 04/01/2025	250	272
2.790%, 08/01/2029	600	678
2.698%, 04/01/2023 (A)	134	140
2.500%, 06/01/2028 to 05/01/2040	10,510	11,080
2.455%, 04/01/2040	3,020	3,222
2.320%, 02/01/2032	200	217
2.300%, 02/01/2030	200	219
2.260%, 02/01/2030 to 04/01/2030	1,393	1,514
2.240%, 10/01/2031	300	326
2.140%, 04/01/2030	200	216
2.060%, 03/01/2030	498	539
2.000%, 08/01/2040	7,471	7,775
1.950%, 04/01/2032	200	212
1.850%, 04/01/2032	200	210
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.102%, 01/25/2024 (A)	30,996	290
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.230%, 01/25/2025 (A)	75,684	376
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	454	463
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	751	830
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (A)	200	223
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	717
FNMA ACES, Ser 2019-M27, Cl A2
2.700%, 11/25/2040	400	465
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	1,485	1,591
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	730	871

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	$1,370	$1,569
FNMA ACES, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	1,520	1,770
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	195	206
FNMA ARM
3.594%, VAR ICE LIBOR USD 12
Month+1.594%, 12/01/2035	26	26
3.565%, VAR ICE LIBOR USD 12
Month+1.565%, 05/01/2037	3	3
2.763%, VAR ICE LIBOR USD 12
Month+1.580%, 06/01/2045	1,324	1,372
2.668%, VAR ICE LIBOR USD 12
Month+1.585%, 01/01/2046	4,725	4,905
FNMA Interest STRIPS CMO, Ser 2002-323,
Cl 16, IO
7.000%, 01/25/2032	153	25
FNMA Interest STRIPS CMO, Ser 2003-334,
Cl 16, IO
6.500%, 02/25/2033	206	42
FNMA Interest STRIPS CMO, Ser 2012-409,
Cl C1, IO
3.000%, 11/25/2026	1,145	63
FNMA Interest STRIPS CMO, Ser 2012-409,
Cl C13, IO
3.500%, 11/25/2041	690	61
FNMA Interest STRIPS CMO, Ser 2012-409,
Cl C17, IO
4.000%, 11/25/2041	770	104
FNMA Interest STRIPS CMO, Ser 2012-409,
Cl C2, IO
3.000%, 04/25/2027	883	49
FNMA Interest STRIPS CMO, Ser 2012-409,
Cl C22, IO
4.500%, 11/25/2039	691	104
FNMA Interest STRIPS CMO, Ser 2012-411,
Cl A3
3.000%, 08/25/2042	2,671	2,816
FNMA Interest STRIPS CMO, Ser 2012-414,
Cl A35
3.500%, 10/25/2042	3,639	3,906
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	20	21
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	15	16
FNMA REMIC CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (B)	–	–
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, VAR ICE LIBOR USD 1
Month+65.406%, 08/25/2023	19	21
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	87	92

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	$67	$72
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	70	76
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	83	92
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	100	106
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	15	18
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, VAR ICE LIBOR USD 1
Month+100.800%, 01/25/2034	9	10
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	301	356
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.538%, VAR ICE LIBOR USD 1
Month+20.020%, 05/25/2035	62	81
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.575%, VAR ICE LIBOR USD 1
Month+6.750%, 11/25/2036	575	77
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.025%, VAR ICE LIBOR USD 1
Month+7.200%, 01/25/2037	396	89
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.362%, VAR ICE LIBOR USD 1
Month+30.150%, 05/25/2036	60	105
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.557%, VAR ICE LIBOR USD 1
Month+24.199%, 06/25/2036	48	78
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.475%, VAR ICE LIBOR USD 1
Month+6.650%, 03/25/2036	67	10
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.645%, VAR ICE LIBOR USD 1
Month+0.470%, 07/25/2037	8	8
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.525%, VAR LIBOR USD 1
Month+6.700%, 07/25/2037	147	29
FNMA REMIC CMO, Ser 2008-22, Cl SI, IO
6.255%, VAR ICE LIBOR USD 1
Month+6.430%, 03/25/2037	690	20
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	14	16
FNMA REMIC CMO, Ser 2009-103, Cl MB
3.600%, 12/25/2039 (A)	90	94
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	934	889
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	2,456	2,622
FNMA REMIC CMO, Ser 2010-150, Cl SK, IO
6.355%, VAR ICE LIBOR USD 1
Month+6.530%, 01/25/2041	530	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.305%, VAR ICE LIBOR USD 1
Month+6.480%, 04/25/2040	$637	$142
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.847%, 02/25/2051 (A)	88	101
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.725%, VAR ICE LIBOR USD 1
Month+0.550%, 08/25/2041	84	84
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.375%, VAR ICE LIBOR USD 1
Month+6.550%, 10/25/2041	1,263	263
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
5.975%, VAR ICE LIBOR USD 1
Month+6.150%, 12/25/2042	818	153
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
5.975%, VAR ICE LIBOR USD 1
Month+6.150%, 12/25/2042	345	66
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	1,547	1,601
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	16	17
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.325%, VAR ICE LIBOR USD 1
Month+6.500%, 04/25/2042	361	78
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	449	530
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.475%, VAR ICE LIBOR USD 1
Month+6.650%, 02/25/2041	119	9
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.475%, VAR ICE LIBOR USD 1
Month+6.650%, 03/25/2042	588	112
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	39	37
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.425%, VAR ICE LIBOR USD 1
Month+6.600%, 07/25/2042	190	43
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	78	75
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	1,083	958
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	2,443	2,155
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	3,782	3,875
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.775%, VAR ICE LIBOR USD 1
Month+5.950%, 12/25/2043	634	136
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	568	21
FNMA REMIC CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	482	494

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	$1,632	$1,700
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
5.975%, VAR ICE LIBOR USD 1
Month+6.150%, 06/25/2043	387	93
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,132	1,309
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,038	1,264
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	1,037	1,108
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	4,850	5,022
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	664	691
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	6,344	6,585
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	7,193	7,450
FNMA REMIC CMO, Ser 2016-60, Cl QS, IO
5.925%, VAR ICE LIBOR USD 1
Month+6.100%, 09/25/2046	1,217	247
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,563	1,674
FNMA REMIC CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	1,213	1,257
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
5.925%, VAR ICE LIBOR USD 1
Month+6.100%, 10/25/2057	2,224	504
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.025%, VAR ICE LIBOR USD 1
Month+6.200%, 11/25/2047	715	142
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,807	3,037
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	643	695
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	2,929	3,070
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	4,216	4,408
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	1,996	2,098
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	646	677
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	1,944	2,067
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,915	3,132
FNMA REMIC CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	1,944	2,098
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,446	1,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	$1,383	$1,467
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	686	706
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.675%, VAR ICE LIBOR USD 1
Month+0.500%, 01/25/2050	4,436	4,464
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	702	703
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	997	136
FNMA TBA
4.000%, 09/14/2039	6,990	7,450
3.000%, 10/15/2042	14,250	14,991
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.568%, 12/25/2048 (A)(C)	171	172
FREMF Mortgage Trust, Ser 2012-K20,
Cl X2A, IO
0.200%, 05/25/2045 (C)	24,479	67
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 10/15/2032	529	583
6.500%, 01/15/2024 to 07/15/2035	1,076	1,220
6.000%, 12/15/2023 to 10/20/2040	3,364	3,934
5.000%, 12/20/2039 to 03/20/2049	32,794	35,952
4.700%, 09/20/2061 (A)	1,328	1,372
4.500%, 01/20/2040 to 09/20/2049	38,315	41,872
4.208%, 01/20/2069 (A)	131	136
4.000%, 06/20/2047 to 02/20/2050	60,324	65,029
3.908%, 04/20/2063 (A)	489	501
3.500%, 06/20/2044 to 02/20/2050	46,195	49,349
3.000%, 09/15/2042 to 02/20/2050	41,863	44,105
GNMA ARM
3.250%, VAR US Treas Yield
Curve Rate T Note Const Mat 1
Yr+1.500%, 07/20/2034	6	6
1.610%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+1.440%,
01/20/2060	576	586
GNMA CMO, Ser 112, IO
0.200%, 02/16/2053 (A)	5,074	52
GNMA CMO, Ser 142, IO
0.752%, 04/16/2054 (A)	13,809	270
GNMA CMO, Ser 145, IO
1.034%, 09/16/2044 (A)	444	13
GNMA CMO, Ser 163, IO
1.264%, 02/16/2046 (A)	6,152	287
GNMA CMO, Ser 2003-60, Cl GS
12.147%, VAR ICE LIBOR USD 1
Month+12.417%, 05/16/2033	10	12
GNMA CMO, Ser 2005-7, Cl JM
16.364%, VAR ICE LIBOR USD 1
Month+16.720%, 05/18/2034	1	2

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2006-16, Cl GS, IO
6.832%, VAR ICE LIBOR USD 1
Month+6.990%, 04/20/2036	$412	$86
GNMA CMO, Ser 2007-78, Cl SA, IO
6.368%, VAR ICE LIBOR USD 1
Month+6.530%, 12/16/2037	2,677	456
GNMA CMO, Ser 2009-106, Cl KS, IO
6.242%, VAR ICE LIBOR USD 1
Month+6.400%, 11/20/2039	2,953	573
GNMA CMO, Ser 2009-66, Cl XS, IO
6.638%, VAR ICE LIBOR USD 1
Month+6.800%, 07/16/2039	24	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,793	2,070
GNMA CMO, Ser 2009-8, Cl PS, IO
6.138%, VAR ICE LIBOR USD 1
Month+6.300%, 08/16/2038	22	2
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (B)	12	12
GNMA CMO, Ser 2010-31, Cl GS, IO
6.342%, VAR ICE LIBOR USD 1
Month+6.500%, 03/20/2039	16	–
GNMA CMO, Ser 2010-4, Cl SL, IO
6.238%, VAR ICE LIBOR USD 1
Month+6.400%, 01/16/2040	92	20
GNMA CMO, Ser 2010-4, Cl NS, IO
6.228%, VAR LIBOR USD 1
Month+6.390%, 01/16/2040	4,457	936
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	656	706
GNMA CMO, Ser 2010-85, Cl HS, IO
6.492%, VAR ICE LIBOR USD 1
Month+6.650%, 01/20/2040	202	17
GNMA CMO, Ser 2010-H10, Cl FC
1.173%, VAR ICE LIBOR USD 1
Month+1.000%, 05/20/2060	1,919	1,943
GNMA CMO, Ser 2010-H26, Cl LF
0.514%, VAR ICE LIBOR USD 1
Month+0.350%, 08/20/2058	2,703	2,696
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	44	9
GNMA CMO, Ser 2011-H09, Cl AF
0.664%, VAR ICE LIBOR USD 1
Month+0.500%, 03/20/2061	780	781
GNMA CMO, Ser 2012-124, Cl AS, IO
6.038%, VAR ICE LIBOR USD 1
Month+6.200%, 10/16/2042	595	136
GNMA CMO, Ser 2012-141, Cl WA
4.539%, 11/16/2041 (A)	471	521
GNMA CMO, Ser 2012-27, IO
0.910%, 04/16/2053 (A)	8,692	209
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	431	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-98, Cl SA, IO
5.938%, VAR ICE LIBOR USD 1
Month+6.100%, 08/16/2042	$482	$101
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.241%, 03/20/2062 (A)	469	13
GNMA CMO, Ser 2013-H01, Cl TA
0.664%, VAR ICE LIBOR USD 1
Month+0.500%, 01/20/2063	16	16
GNMA CMO, Ser 2013-H01, Cl JA
0.484%, VAR ICE LIBOR USD 1
Month+0.320%, 01/20/2063	789	786
GNMA CMO, Ser 2014-186, IO
0.699%, 08/16/2054 (A)	8,613	307
GNMA CMO, Ser 2014-47, Cl IA, IO
0.125%, 02/16/2048 (A)	949	13
GNMA CMO, Ser 2014-50, IO
0.694%, 09/16/2055 (A)	3,813	168
GNMA CMO, Ser 2014-H04, Cl FB
0.814%, VAR ICE LIBOR USD 1
Month+0.650%, 02/20/2064	1,787	1,795
GNMA CMO, Ser 2016-135, Cl SB, IO
5.938%, VAR ICE LIBOR USD 1
Month+6.100%, 10/16/2046	510	163
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	178	32
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,800	1,867
GNMA CMO, Ser 2018-H06, Cl PF
0.464%, VAR ICE LIBOR USD 1
Month+0.300%, 02/20/2068	808	805
GNMA CMO, Ser 2018-H07, Cl FD
0.464%, VAR ICE LIBOR USD 1
Month+0.300%, 05/20/2068	1,437	1,431
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	630	667
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,825	2,942
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	3,279	3,502
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	1,720	1,817
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	829	870
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	790	824
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	400	55
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,300	178
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	397	69
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	1,189	201

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H12, Cl F
0.658%, VAR ICE LIBOR USD 1
Month+0.500%, 07/20/2070	$200	$200
GNMA CMO, Ser 2020-H13, Cl FA
0.611%, VAR ICE LIBOR USD 1
Month+0.450%, 07/20/2070	800	799
GNMA TBA
3.000%, 09/01/2042	2,350	2,475
2.500%, 09/21/2169	37,375	39,381
2.000%, 09/21/2169 to 11/19/2169	71,050	73,360
GNMA, Ser 107, Cl AD
2.693%, 11/16/2047 (A)	787	834
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	824	865
GNMA, Ser 145, IO
0.661%, 04/16/2057 (A)	4,619	240
GNMA, Ser 157, IO
0.570%, 12/16/2059 (A)	3,616	182
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	–	–
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	346	55
GNMA, Ser 2016-128, IO
0.921%, 09/16/2056 (A)	10,293	638
GNMA, Ser 2017-190, IO
0.642%, 03/16/2060 (A)	6,035	306
GNMA, Ser 2017-8, IO
0.645%, 08/16/2058 (A)	3,627	172
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	1,539	1,612
GNMA, Ser 2020-41, IO
0.746%, 07/16/2058 (A)	1,690	92
GNMA, Ser 2020-H09, Cl FL
1.308%, VAR ICE LIBOR USD 1
Month+1.150%, 05/20/2070	1,400	1,464
GNMA, Ser 2020-H09, Cl NF
1.408%, VAR ICE LIBOR USD 1
Month+1.250%, 04/20/2070	385	396
NCUA Guaranteed Notes CMO, Ser 2010-R1,
Cl 1A
0.599%, VAR ICE LIBOR USD 1
Month+0.450%, 10/07/2020	1,240	1,239
NCUA Guaranteed Notes CMO, Ser 2010-R3,
Cl 1A
0.709%, VAR ICE LIBOR USD 1
Month+0.560%, 12/08/2020	203	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R3,
Cl 2A
0.709%, VAR ICE LIBOR USD 1
Month+0.560%, 12/08/2020	$185	$185

		1,850,406

Mortgage Related Securities — 0.0%
Centex Home Equity Loan Trust, Ser 2006-A,
Cl AV4
0.425%, VAR ICE LIBOR USD 1
Month+0.250%, 06/25/2036	7	7

Non-Agency Mortgage-Backed Obligations — 12.5%
American Home Mortgage Investment Trust,
Ser 2005-1, Cl 1A2
0.732%, VAR ICE LIBOR USD 1
Month+0.560%, 06/25/2045	2,403	2,326
Angel Oak Mortgage Trust I LLC, Ser 2019-2,
Cl A1
3.628%, 03/25/2049 (A)(C)	677	691
Angel Oak Mortgage Trust, Ser 2020-2,
Cl A1A
2.531%, 01/26/2065 (A)(C)	2,499	2,542
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (A)(C)	868	868
Aventura Mall Trust, Ser 2018-AVM, Cl A
4.249%, 07/05/2040 (A)(C)	750	798
BAMLL Commercial Mortgage Securities
Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (A)(C)	2,640	3,109
Banc of America Alternative Loan Trust,
Ser 2006-8, Cl 3A1
4.744%, 11/25/2021 (A)	10	8
Banc of America Alternative Loan Trust,
Ser 2007-1, Cl 2A1
5.914%, 04/25/2037 (A)	77	78
Banc of America Funding Trust, Ser 2003-2,
Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2,
Cl 1CB1
5.750%, 09/20/2034	81	87
Banc of America Funding Trust, Ser 2004-C,
Cl 1A1
4.408%, 12/20/2034 (A)	25	25
Banc of America Funding Trust, Ser 2005-B,
Cl 2A1
3.655%, 04/20/2035 (A)	988	901
Banc of America Funding Trust, Ser 2006-G,
Cl 2A4
0.738%, VAR ICE LIBOR USD 1
Month+0.580%, 07/20/2036	1,393	1,395

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2015-R2,
Cl 9A1
0.390%, VAR ICE LIBOR USD 1
Month+0.215%, 03/27/2036 (C)	$733	$733
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,316
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	435
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	184
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,265
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	860	907
BBCMS Trust, Ser 2018-CBM, Cl A
1.162%, VAR ICE LIBOR USD 1
Month+1.000%, 07/15/2037 (C)	2,705	2,569
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (A)(C)	33	33
Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2004-2, Cl 14A
3.685%, 05/25/2034 (A)	21	20
Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2004-2, Cl 24A
2.750%, 05/25/2034 (A)	66	60
Bear Stearns Commercial Mortgage
Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (A)(C)	5	–
Benchmark Mortgage Trust, Ser 2018-B1,
Cl ASB
3.602%, 01/15/2051 (A)	582	650
Benchmark Mortgage Trust, Ser 2020-B18,
Cl A5
1.925%, 07/15/2053	1,034	1,063
BFLD, Ser 2019-DPLO, Cl A
1.252%, VAR ICE LIBOR USD 1
Month+1.090%, 10/15/2034 (C)	1,600	1,544
Bunker Hill Loan Depositary Trust, Ser 2019-
1, Cl A1
3.613%, 10/26/2048 (C)	930	954
Bunker Hill Loan Depositary Trust, Ser 2019-
2, Cl A1
2.879%, 07/25/2049 (C)	1,656	1,691
Bunker Hill Loan Depositary Trust, Ser 2019-
3, Cl A1
2.724%, 11/25/2059 (C)	1,862	1,897
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035 (C)	2,420	2,462
BX Commercial Mortgage Trust, Ser 2019-
XL, Cl A
1.082%, VAR ICE LIBOR USD 1
Month+0.920%, 10/15/2036 (C)	1,751	1,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	$995	$1,053
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,186
CAMB Commercial Mortgage Trust, Ser 2019-
LIFE, Cl A
1.232%, VAR ICE LIBOR USD 1
Month+1.070%, 12/15/2037 (C)	1,715	1,714
CD Commercial Mortgage Trust, Ser 2006-
CD2, Cl X, IO
0.023%, 01/15/2046 (A)(C)	276	–
CD Commercial Mortgage Trust, Ser 2007-
CD4, Cl XC, IO
1.380%, 12/11/2049 (A)(C)	24	1
CD Commercial Mortgage Trust, Ser 2016-
CD1, Cl A1
1.443%, 08/10/2049	155	155
CD Commercial Mortgage Trust, Ser 2017-
CD3, Cl A4
3.631%, 02/10/2050	1,240	1,406
CD Commercial Mortgage Trust, Ser 2017-
CD4, Cl ASB
3.317%, 05/10/2050	734	800
CD Commercial Mortgage Trust, Ser 2017-
CD4, Cl A4
3.514%, 05/10/2050 (A)	945	1,066
CD Commercial Mortgage Trust, Ser 2017-
CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,941
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,865	2,042
CFCRE Commercial Mortgage Trust,
Ser 2016-C3, Cl A1
1.793%, 01/10/2048	116	116
CFCRE Commercial Mortgage Trust,
Ser 2017-C8, Cl A1
1.965%, 06/15/2050	89	90
CFCRE Commercial Mortgage Trust,
Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	830
Chase Mortgage Finance Trust, Ser 2007-A1,
Cl 2A1
3.163%, 02/25/2037 (A)	31	30
Chase Mortgage Finance Trust, Ser 2007-A1,
Cl 9A1
3.773%, 02/25/2037 (A)	23	22
Chase Mortgage Finance Trust, Ser 2007-A2,
Cl 1A1
3.525%, 06/25/2035 (A)	55	53
Chevy Chase Funding Mortgage-Backed
Certificates, Ser 2003-4X, Cl A2
0.955%, VAR ICE LIBOR USD 1
Month+0.780%, 10/25/2034	1,610	1,551

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.204%, 03/25/2037	$973	$1,002
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	944
Citigroup Commercial Mortgage Trust, Ser 2016-P5, Cl A1
1.410%, 10/10/2049	80	80
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,551
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (A)	46	46
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
2.926%, 02/25/2034 (A)	5	5
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
2.951%, 08/25/2034 (A)	16	15
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
3.496%, 09/25/2033 (A)(C)	72	71
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(C)	540	546
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(C)	1,045	1,055
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(C)	1,412	1,420
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(C)	1,556	1,562
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	190
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	237
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.240%, 10/10/2046 (A)	90	87
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,981
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (A)(C)	1,150	1,201
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	700	727
COMM Mortgage Trust, Ser 2014-CR14, Cl B
4.768%, 02/10/2047 (A)	350	381
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	35	36
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.319%, 03/10/2047 (A)	12,520	404
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015CR26, Cl C
4.630%, 10/10/2048 (A)	$165	$167
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	16	16
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.262%, 02/10/2048 (A)	16,161	664
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	614	678
COMM Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/2048	1,228	1,376
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	777
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,882
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037 (C)	2,230	2,227
Core Mortgage Trust, Ser 2019-CORE, Cl A
1.042%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	1,380	1,369
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	514	515
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	30	28
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	207	216
Countrywide Home Loan Mortgage, Pass- Through Trust, Ser 2004-14, Cl 4A1
2.657%, 08/25/2034 (A)	121	114
Countrywide Home Loan Mortgage, Pass- Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	143	122
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.412%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,531
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.142%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	7,100	7,113
Credit Suisse Mortgage Trust, Ser 2019- NQM1, Cl A3
3.064%, 10/25/2059 (C)	3,622	3,674
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	938	1,022
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	1,000	1,083

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A2
3.033%, 08/15/2048	$1,136	$1,135
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	695	774
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	327	348
CSAIL Commercial Mortgage Trust, Ser 2020- C19, Cl AS
2.971%, 03/15/2053	1,060	1,133
CSAIL Commercial Mortgage Trust, Ser 2020- C19, Cl C
3.735%, 03/15/2053 (A)	900	870
CSFB Mortgage-Backed, Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	33	34
CSFB Mortgage-Backed, Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	70	73
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,530	3,533
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	3,436
CSMC Trust, Ser 2015-5R, Cl 1A1
2.243%, 09/27/2046 (A)(C)	2,064	2,028
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(C)	9,468	9,805
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (A)(C)	5,908	6,450
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	3,328	3,377
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (A)(C)	560	589
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,620
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	470
DBJPM Mortgage Trust, Ser 2020-C9, Cl A5
1.926%, 09/15/2053	1,384	1,423
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,995	2,195
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.961%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	480	435
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(C)	2,234	2,296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.375%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	$260	$260
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.474%, 09/25/2034 (A)	52	50
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(C)	1,645	1,669
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.175%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	2,685	2,838
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.425%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	2,664	2,609
FNMA TBA
5.000%, 09/01/2038	6,655	7,295
4.500%, 09/15/2033	12,214	13,192
3.500%, 09/01/2040	22,659	23,905
3.000%, 09/25/2026 to 09/13/2042	14,120	14,878
2.500%, 09/15/2027 to 11/01/2043	180,076	189,178
2.000%, 09/14/2169 to 11/17/2169	268,317	277,141
1.500%, 09/17/2169 to 10/19/2169	66,755	68,258
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (A)(C)	1,722	1,761
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	594	601
GE Business Loan Trust, Ser 2007-1A, Cl A
0.332%, VAR ICE LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	203	203
GNMA
5.000%, 10/15/2039 to 04/20/2050	6,892	7,506
4.500%, 05/20/2048 to 12/20/2048	2,751	2,980
4.000%, 09/15/2047 to 11/20/2049	3,678	3,973
3.500%, 08/20/2049 to 05/15/2050	2,508	2,687
3.000%, 03/20/2045 to 03/20/2050	1,617	1,730
GNMA TBA
2.500%, 02/20/2046	22,700	23,873
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.270%, 11/10/2039 (A)(C)	814	2
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	601	600
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
5.839%, 01/10/2045 (A)(C)	1,473	1,343
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	1,375	1,405

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	$20	$20
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	390	410
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	606	646
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	2,005	2,174
GS Mortgage Securities Trust, Ser 2015- GC28, Cl A5
3.396%, 02/10/2048	1,222	1,330
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.887%, 07/10/2048 (A)	34,117	1,038
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	1,144	1,265
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,442
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	3,770	3,568
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	3,770	3,616
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	6,541	6,889
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.249%, 09/25/2035 (A)(C)	192	27
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	56	57
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	15	17
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	2,130
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041 (A)(C)	1,995	2,199
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	93	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	$2,119	$2,271
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	252	250
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.035%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	15	14
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	25	23
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	225	229
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.054%, 01/15/2047 (A)	230	245
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.706%, 09/15/2047 (A)	750	659
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	907
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl A4
3.494%, 01/15/2048	1,182	1,288
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,469	3,676
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/2048	921	1,014
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	492	551
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	886
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
1.312%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,670	1,586
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	591
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	318

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl A5
3.409%, 10/15/2050	$1,444	$1,629
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,151
JPMDB Commercial Mortgage Securities Trust, Ser 2020-COR7, Cl A5
2.180%, 05/13/2053	688	719
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.394%, 06/12/2043 (A)	2,117	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,509
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (A)(C)	2,415	2,455
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.410%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,035	1,915
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	2,000	2,269
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.161%, 06/25/2034 (A)	257	248
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.736%, 02/25/2035 (A)	80	77
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.941%, 04/25/2035 (A)	23	24
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.092%, 08/25/2034 (A)	110	112
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.836%, 11/25/2033 (A)	117	118
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.130%, 10/26/2048 (A)(C)	3,314	3,436
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(C)	1,944	1,991
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	1,614	1,652
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	1,803	1,851
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.386%, 02/15/2041 (A)(C)	957	–
Manhattan West, Ser 2020-1MW, Cl A
2.130%, 09/10/2039 (C)	2,300	2,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.317%, 11/21/2034 (A)	$1,318	$1,342
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
4.125%, 06/25/2034 (A)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	365	379
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	220	185
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,367	1,058
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.525%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	246	134
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)(C)	11	9
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
3.561%, 10/25/2032 (A)	4	4
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
3.117%, 10/25/2032 (A)	29	29
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.735%, 07/25/2033 (A)	36	36
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.004%, 12/25/2034 (A)	92	91
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (A)	41	40
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.675%, 02/25/2034 (A)	34	34
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.163%, 08/25/2034 (A)	54	55
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.034%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	77	73
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.873%, 02/25/2036 (A)	50	48
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040 (C)	3,000	3,241

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.745%, 12/12/2049 (A)(C)	$200	$–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (A)	181	194
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	283
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	582	615
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	268	296
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.365%, 02/12/2044 (A)(C)	201	–
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.215%, 06/11/2042 (A)	2,610	2,614
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.675%, 09/15/2047 (A)(C)	1,692	1,705
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.187%, 11/15/2049 (A)	15,759	724
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	209	209
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	756	794
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.562%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	2,896
Morgan Stanley Capital I Trust, Ser 2020- HR8, Cl A4
2.041%, 07/15/2053	1,031	1,059
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	4,222
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.624%, 04/25/2034 (A)	119	129
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.496%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,056	3,555
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	$3,115	$3,061
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038 (C)	2,085	2,177
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (A)(C)	4,170	4,517
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(C)	3,147	3,339
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (A)(C)	3,652	3,852
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (A)(C)	747	761
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(C)	1,338	1,363
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.763%, 05/25/2036 (A)	89	80
Nomura Resecuritization Trust, Ser 2015-5R, Cl 2A1
3.389%, 03/26/2035 (A)(C)	474	475
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (A)(C)	548	569
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	790	793
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	2,229	2,247
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	2,490	2,657
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
1.480%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	2,510	2,527
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)	9	7
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	39	41
RALI Trust, Ser 2005-QO2, Cl A1
2.531%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	314	291
RALI Trust, Ser 2005-QO5, Cl A1
2.171%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	441	394
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	37	39
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	6	6

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A 3.961%, 01/15/2032 (A)(C)	$1,380	$1,401
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1 3.777%, 12/25/2034 (A)	268	262
Residential Mortgage Loan Trust, Ser 2020- 2, Cl A1 1.654%, 05/25/2060 (A)(C)	5,582	5,604
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A 1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,143	1,124
Sequoia Mortgage Trust, Ser 2004-12, Cl A3 0.745%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	127	117
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B 4.144%, 01/05/2043 (A)(C)	280	259
SG Residential Mortgage Trust, Ser 2019-3, Cl A1 2.703%, 09/25/2059 (A)(C)	1,332	1,343
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1 2.610%, 09/27/2049 (A)(C)	1,475	1,493
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1 2.275%, 02/25/2050 (A)(C)	2,562	2,603
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1 1.486%, 04/25/2065 (A)(C)	2,206	2,205
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1 0.495%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,185	1,119
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1 0.821%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	82	81
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1 0.641%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,461	1,428
Structured Asset Securities, Ser 2003-31A, Cl 2A7 3.385%, 10/25/2033 (A)	1,475	1,454
Structured Asset Securities, Ser 2003-37A, Cl 2A 3.528%, 12/25/2033 (A)	40	38
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1 0.815%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	146	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-1, Cl A1 3.836%, 02/25/2059 (A)(C)	$544	$554
Verus Securitization Trust, Ser 2019-2, Cl A1 3.211%, 05/25/2059 (A)(C)	1,946	1,984
Verus Securitization Trust, Ser 2019-3, Cl A1 2.784%, 07/25/2059 (C)	2,751	2,795
Verus Securitization Trust, Ser 2019-4, Cl A1 2.642%, 11/25/2059 (C)	3,897	3,983
Verus Securitization Trust, Ser 2019-INV1, Cl A1 3.402%, 12/25/2059 (A)(C)	1,069	1,094
Verus Securitization Trust, Ser 2019-INV2, Cl A1 2.913%, 07/25/2059 (A)(C)	1,441	1,469
Verus Securitization Trust, Ser 2019-INV3, Cl A1 2.692%, 11/25/2059 (A)(C)	2,734	2,769
Verus Securitization Trust, Ser 2020-2, Cl A1 2.226%, 05/25/2060 (A)(C)	3,434	3,454
Visio Trust, Ser 2019-1, Cl A1 3.572%, 06/25/2054 (A)(C)	729	739
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A 2.996%, 11/15/2030 (C)	100	103
VNDO Mortgage Trust, Ser 2016-350P, Cl A 3.805%, 01/10/2035 (C)	1,210	1,348
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR10, Cl A7 4.154%, 10/25/2033 (A)	69	68
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR6, Cl A1 3.102%, 06/25/2033 (A)	62	62
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR7, Cl A7 2.682%, 08/25/2033 (A)	53	52
WaMu Mortgage, Pass-Through Certificates, Ser 2003-AR9, Cl 1A6 3.496%, 09/25/2033 (A)	138	134
WaMu Mortgage, Pass-Through Certificates, Ser 2003-S4, Cl 2A10 16.981%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	16	20
WaMu Mortgage, Pass-Through Certificates, Ser 2003-S9, Cl A8 5.250%, 10/25/2033	210	216
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR3, Cl A2 3.664%, 06/25/2034 (A)	47	47
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR4, Cl A6 2.947%, 06/25/2034 (A)	4,058	3,911
WaMu Mortgage, Pass-Through Certificates, Ser 2004-AR7, Cl A6 2.868%, 07/25/2034 (A)	4,594	4,581

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage, Pass-Through Certificates, Ser 2005-AR15, Cl A1A1 0.435%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	$9,055	$8,690
WaMu Mortgage, Pass-Through Certificates, Ser 2005-AR19, Cl A1A1 0.445%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	5,286	5,152
WaMu Mortgage, Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B 2.241%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,341	740
WaMu Mortgage, Pass-Through Certificates, Ser 2006-AR14, Cl 1A4 3.262%, 11/25/2036 (A)	102	96
WaMu Mortgage, Pass-Through Certificates, Ser 2006-AR17, Cl 2A 2.255%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	216	200
WaMu Mortgage, Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B 2.133%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	135	87
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser 2005-3, Cl CX, IO 5.500%, 05/25/2035	182	31
Washington Mutual MSC Mortgage, Pass- Through Certificates, Ser 2003-MS2, Cl 1A1 5.750%, 02/25/2033	7	7
Washington Mutual MSC Mortgage, Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO 0.000%, 05/25/2033 (B)	16	14
Washington Mutual MSC Mortgage, Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO 0.000%, 04/25/2033 (B)	40	38
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B 4.142%, 10/15/2045	1,220	1,265
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1 3.152%, 08/25/2035 (A)	38	38
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO 1.473%, 06/15/2045 (A)(C)	2,541	39
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO 1.336%, 03/15/2048 (A)(C)	8,886	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C 4.461%, 03/15/2048 (A)	$490	$489
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4 4.153%, 08/15/2046 (A)	150	160
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4 4.023%, 12/15/2046	120	130
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2 2.927%, 03/15/2046	15	15
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO 1.190%, 03/15/2047 (A)	4,408	111
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3 3.660%, 03/15/2047	442	445
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B 4.723%, 03/15/2047 (A)	210	223
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO 1.187%, 08/15/2047 (A)	12,614	401
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B 4.213%, 08/15/2047 (A)	2,180	2,233
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B 4.371%, 09/15/2057 (A)	775	817
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO 0.712%, 10/15/2057 (A)	4,632	88
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS 3.931%, 11/15/2047	1,330	1,357
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5 3.500%, 08/20/2045 (A)(C)	1,094	1,100

		982,619

Total Mortgage-Backed Securities (Cost $2,765,144) ($ Thousands)		2,833,032

CORPORATE OBLIGATIONS — 33.2%

Communication Services — 3.1%
Activision Blizzard
2.500%, 09/15/2050	810	757
1.350%, 09/15/2030	703	689
Alphabet
2.250%, 08/15/2060	935	896

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.050%, 08/15/2050	$630	$601
1.900%, 08/15/2040	467	455
1.100%, 08/15/2030	400	399
0.800%, 08/15/2027	350	350
0.450%, 08/15/2025	180	180
AT&T
6.500%, 09/01/2037	2,770	3,996
6.250%, 03/29/2041	190	263
6.000%, 08/15/2040	2,875	3,865
5.375%, 10/15/2041	1,070	1,339
5.350%, 09/01/2040	80	103
5.350%, 12/15/2043	316	397
5.250%, 03/01/2037	4,288	5,419
5.150%, 02/15/2050	609	782
4.900%, 08/15/2037	70	87
4.850%, 03/01/2039	1,053	1,278
4.800%, 06/15/2044	6,125	7,391
4.750%, 05/15/2046	2,585	3,108
4.500%, 03/09/2048	1,588	1,871
4.350%, 03/01/2029	515	613
4.350%, 06/15/2045	1,082	1,241
4.300%, 02/15/2030	70	84
3.850%, 06/01/2060	702	743
3.650%, 06/01/2051	328	346
3.500%, 06/01/2041	702	743
3.300%, 02/01/2052	3,040	3,012
3.100%, 02/01/2043	3,113	3,103
3.000%, 06/30/2022	1,618	1,689
2.750%, 06/01/2031	2,108	2,240
2.300%, 06/01/2027	4,718	5,008
2.250%, 02/01/2032	1,607	1,629
1.650%, 02/01/2028	5,491	5,567
Charter Communications Operating LLC
6.484%, 10/23/2045	110	150
Charter Communications Operating LLC / Charter Communications Operating Capital
6.384%, 10/23/2035	170	235
5.750%, 04/01/2048	570	715
5.375%, 04/01/2038	1,800	2,196
5.375%, 05/01/2047	250	299
5.050%, 03/30/2029	2,060	2,488
4.908%, 07/23/2025	3,690	4,294
4.800%, 03/01/2050	2,473	2,826
4.464%, 07/23/2022	626	667
4.200%, 03/15/2028	980	1,123
3.750%, 02/15/2028	681	760
Comcast
7.050%, 03/15/2033	50	77
4.700%, 10/15/2048	250	336
4.600%, 10/15/2038	1,783	2,294
4.400%, 08/15/2035	3,055	3,901

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 10/15/2030	$1,010	$1,249
4.250%, 01/15/2033	360	450
4.200%, 08/15/2034	570	711
4.150%, 10/15/2028	5,126	6,216
4.000%, 03/01/2048	110	133
3.969%, 11/01/2047	120	144
3.950%, 10/15/2025	2,258	2,604
3.750%, 04/01/2040	1,702	2,016
3.700%, 04/15/2024	2,905	3,226
3.600%, 03/01/2024	340	377
3.450%, 02/01/2050	570	643
3.400%, 04/01/2030	3,655	4,216
3.400%, 07/15/2046	60	67
3.300%, 04/01/2027	310	353
3.250%, 11/01/2039	250	277
3.150%, 03/01/2026	800	898
3.100%, 04/01/2025	1,391	1,539
2.800%, 01/15/2051	745	754
2.650%, 08/15/2062	769	743
2.450%, 08/15/2052	699	670
1.950%, 01/15/2031	1,797	1,852
1.500%, 02/15/2031	4,545	4,522
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	289
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	217
Cox Communications
4.800%, 02/01/2035 (C)	1,665	2,093
3.250%, 12/15/2022 (C)	1,010	1,068
Discovery Communications LLC
5.000%, 09/20/2037	1,460	1,726
Fox
5.476%, 01/25/2039	270	358
4.709%, 01/25/2029	240	288
3.500%, 04/08/2030	1,125	1,272
Koninklijke
8.375%, 10/01/2030	1,000	1,469
NBCUniversal Media LLC
5.950%, 04/01/2041	375	559
Rogers Communications
4.100%, 10/01/2023	133	146
Sky
3.750%, 09/16/2024 (C)	2,045	2,295
Sprint Capital
8.750%, 03/15/2032	200	302
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	6,425	7,553
4.738%, 03/20/2025 (C)	2,370	2,571
3.360%, 09/20/2021 (C)	4,195	4,244
Telefonica Emisiones
5.462%, 02/16/2021	69	71
4.103%, 03/08/2027	150	172

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	$2,370	$2,638
Time Warner Cable LLC
7.300%, 07/01/2038	100	143
6.750%, 06/15/2039	170	237
6.550%, 05/01/2037	492	663
5.875%, 11/15/2040	210	267
5.500%, 09/01/2041	4,882	5,997
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,147
T-Mobile USA
4.375%, 04/15/2040 (C)	2,770	3,315
3.875%, 04/15/2030 (C)	3,360	3,851
3.750%, 04/15/2027 (C)	2,298	2,600
3.500%, 04/15/2025 (C)	4,668	5,158
2.550%, 02/15/2031 (C)	2,436	2,547
2.050%, 02/15/2028 (C)	2,306	2,362
1.500%, 02/15/2026 (C)	1,747	1,772
Verizon Communications
5.500%, 03/16/2047	100	147
5.250%, 03/16/2037	1,100	1,494
4.862%, 08/21/2046	270	365
4.522%, 09/15/2048	2,525	3,320
4.500%, 08/10/2033	470	596
4.400%, 11/01/2034	5,351	6,667
4.329%, 09/21/2028	3,074	3,722
4.272%, 01/15/2036	281	345
4.125%, 03/16/2027	330	391
4.125%, 08/15/2046	430	534
4.016%, 12/03/2029	2,128	2,558
4.000%, 03/22/2050	1,330	1,668
3.850%, 11/01/2042	1,750	2,092
3.500%, 11/01/2024	1,532	1,706
3.376%, 02/15/2025	967	1,082
3.150%, 03/22/2030	1,940	2,195
3.000%, 03/22/2027	879	982
2.625%, 08/15/2026	1,200	1,323
ViacomCBS
6.875%, 04/30/2036	1,175	1,605
5.850%, 09/01/2043	460	575
4.950%, 05/19/2050	24	28
4.750%, 05/15/2025	2,898	3,344
4.600%, 01/15/2045	121	132
4.375%, 03/15/2043	191	204
4.200%, 05/19/2032	3,202	3,645
3.875%, 04/01/2024	230	251
3.700%, 08/15/2024	1,505	1,651
Vodafone Group
5.250%, 05/30/2048	2,370	3,110
4.875%, 06/19/2049	3,011	3,772
4.375%, 05/30/2028	1,380	1,653
4.250%, 09/17/2050	1,986	2,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney
8.875%, 04/26/2023	$150	$182
6.650%, 11/15/2037	260	394
6.400%, 12/15/2035	69	104
6.200%, 12/15/2034	265	390
4.700%, 03/23/2050	1,035	1,375
4.625%, 03/23/2040	1,680	2,136
3.800%, 05/13/2060	500	587
3.600%, 01/13/2051	3,654	4,168
3.500%, 05/13/2040	802	899
2.650%, 01/13/2031	1,990	2,156

		242,521

Consumer Discretionary — 2.2%
Advance Auto Parts
3.900%, 04/15/2030	3,441	3,792
Alimentation Couche-Tard
3.800%, 01/25/2050 (C)	342	370
3.550%, 07/26/2027 (C)	2,200	2,431
2.700%, 07/26/2022 (C)	1,230	1,270
Amazon.com
4.950%, 12/05/2044	600	861
4.800%, 12/05/2034	187	258
4.250%, 08/22/2057	160	218
4.050%, 08/22/2047	570	741
3.875%, 08/22/2037	460	575
3.150%, 08/22/2027	160	183
2.700%, 06/03/2060	699	722
2.500%, 06/03/2050	1,649	1,675
1.500%, 06/03/2030	3,816	3,897
1.200%, 06/03/2027	4,370	4,459
0.800%, 06/03/2025	880	892
AutoNation
4.750%, 06/01/2030	712	835
AutoZone
2.500%, 04/15/2021	44	44
1.650%, 01/15/2031	1,407	1,389
Best Buy
4.450%, 10/01/2028	666	788
BMW US Capital LLC
4.150%, 04/09/2030 (C)	1,460	1,730
3.800%, 04/06/2023 (C)	4,495	4,861
1.850%, 09/15/2021 (C)	180	182
BorgWarner
2.650%, 07/01/2027	1,458	1,545
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,771
2.700%, 06/14/2024 (C)	990	1,050
2.125%, 03/10/2025 (C)	1,797	1,858
1.180%, VAR ICE LIBOR USD 3
Month+0.900%, 02/15/2022 (C)	2,000	2,005

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar General
4.125%, 04/03/2050	$150	$181
3.500%, 04/03/2030	792	906
3.250%, 04/15/2023	70	74
Ford Motor Credit LLC
5.875%, 08/02/2021	1,570	1,603
5.750%, 02/01/2021	590	596
5.085%, 01/07/2021	2,000	2,003
4.271%, 01/09/2027	1,985	2,000
3.813%, 10/12/2021	925	928
3.339%, 03/28/2022	3,990	3,994
3.336%, 03/18/2021	500	501
3.096%, 05/04/2023	200	199
2.343%, 11/02/2020	4,670	4,653
1.576%, VAR ICE LIBOR USD 3
Month+1.270%, 03/28/2022	2,200	2,118
1.146%, VAR ICE LIBOR USD 3
Month+0.880%, 10/12/2021	3,020	2,914
1.114%, VAR ICE LIBOR USD 3
Month+0.810%, 04/05/2021	2,510	2,472
General Motors
6.250%, 10/02/2043	940	1,097
5.400%, 04/01/2048	977	1,074
5.150%, 04/01/2038	150	160
4.875%, 10/02/2023	2,230	2,436
General Motors Financial
5.200%, 03/20/2023	2,176	2,374
4.375%, 09/25/2021	2,985	3,087
4.350%, 04/09/2025	381	417
4.350%, 01/17/2027	180	195
4.200%, 11/06/2021	375	388
3.550%, 04/09/2021	2,000	2,034
3.450%, 04/10/2022	1,950	2,007
3.200%, 07/06/2021	835	848
3.150%, 06/30/2022	3,095	3,189
2.900%, 02/26/2025	1,665	1,724
2.750%, 06/20/2025	3,697	3,819
2.700%, 08/20/2027	2,186	2,190
2.450%, 11/06/2020	320	321
1.700%, 08/18/2023	2,175	2,188
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)	1,346	1,428
Home Depot
3.900%, 12/06/2028	80	96
3.900%, 06/15/2047	100	122
3.350%, 04/15/2050	2,858	3,268
3.300%, 04/15/2040	540	617
3.125%, 12/15/2049	1,866	2,055
2.950%, 06/15/2029	373	421
2.700%, 04/15/2030	4,956	5,505
2.500%, 04/15/2027	1,241	1,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kohl’s
5.550%, 07/17/2045	$985	$899
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,499
2.900%, 06/25/2025	140	139
Lowe’s
5.125%, 04/15/2050	1,000	1,386
5.000%, 04/15/2040	2,532	3,351
4.500%, 04/15/2030	320	397
4.000%, 04/15/2025	1,012	1,155
3.650%, 04/05/2029	460	533
2.500%, 04/15/2026	260	283
Marriott International Inc/MD
5.750%, 05/01/2025	870	977
4.625%, 06/15/2030	936	1,026
McDonald’s MTN
4.875%, 12/09/2045	670	873
4.200%, 04/01/2050	800	976
3.800%, 04/01/2028	1,220	1,419
3.700%, 01/30/2026	2,409	2,753
3.625%, 09/01/2049	355	401
3.600%, 07/01/2030	460	534
3.500%, 03/01/2027	180	204
3.500%, 07/01/2027	170	194
3.300%, 07/01/2025	480	537
2.125%, 03/01/2030	607	632
1.450%, 09/01/2025	1,359	1,404
Newell Brands
4.700%, 04/01/2026	560	603
4.350%, 04/01/2023	376	398
NIKE
3.375%, 03/27/2050	1,321	1,521
3.250%, 03/27/2040	440	496
2.850%, 03/27/2030	1,287	1,438
2.750%, 03/27/2027	1,287	1,429
2.400%, 03/27/2025	1,369	1,477
NVR
3.950%, 09/15/2022	1,330	1,407
O’Reilly Automotive
4.200%, 04/01/2030	683	822
QVC
4.850%, 04/01/2024	735	778
Ralph Lauren
2.950%, 06/15/2030	1,867	1,933
1.700%, 06/15/2022	1,139	1,162
Sands China
5.125%, 08/08/2025	810	897
4.600%, 08/08/2023	700	749
Starbucks
4.450%, 08/15/2049	745	904
3.500%, 11/15/2050	2,811	2,983
3.350%, 03/12/2050	579	593

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 03/12/2030	$2,000	$2,069
1.300%, 05/07/2022	835	848
Target
2.250%, 04/15/2025	2,595	2,783
TJX
3.750%, 04/15/2027	4,905	5,645
3.500%, 04/15/2025	460	514
Toyota Motor Credit MTN
2.900%, 03/30/2023	4,615	4,904
1.350%, 08/25/2023	1,278	1,311
1.150%, 08/13/2027	1,341	1,342
0.500%, 08/14/2023	3,055	3,062
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (C)	3,135	3,253
2.700%, 09/26/2022 (C)	1,510	1,570

		178,426

Consumer Staples — 3.0%
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (C)	1,207	1,238
Advocate Health & Hospitals
2.211%, 06/15/2030	2,835	2,927
Aetna
3.875%, 08/15/2047	880	1,027
2.800%, 06/15/2023	3,648	3,847
Altria Group
5.950%, 02/14/2049	280	381
5.800%, 02/14/2039	1,065	1,357
4.800%, 02/14/2029	1,200	1,435
4.750%, 05/05/2021	490	505
4.450%, 05/06/2050	1,090	1,246
4.400%, 02/14/2026	2,985	3,460
3.875%, 09/16/2046	575	600
3.800%, 02/14/2024	400	439
3.490%, 02/14/2022	360	376
3.400%, 05/06/2030	863	951
2.350%, 05/06/2025	466	495
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	8,713	10,759
4.700%, 02/01/2036	1,891	2,272
3.650%, 02/01/2026	1,978	2,239
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	106
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,710	2,301
5.450%, 01/23/2039	2,180	2,783
4.750%, 01/23/2029	1,540	1,878
4.600%, 04/15/2048	2,338	2,787
4.500%, 06/01/2050	1,850	2,236
4.375%, 04/15/2038	60	69
4.350%, 06/01/2040	970	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 01/23/2025	$1,692	$1,922
4.000%, 04/13/2028	360	417
3.500%, 01/12/2024	330	359
3.500%, 06/01/2030	380	435
Bacardi
5.300%, 05/15/2048 (C)	850	1,100
4.700%, 05/15/2028 (C)	2,807	3,272
BAT Capital
4.906%, 04/02/2030	716	852
4.700%, 04/02/2027	1,404	1,628
4.540%, 08/15/2047	4,805	5,227
3.557%, 08/15/2027	4,691	5,138
3.215%, 09/06/2026	2,435	2,642
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	5,825	7,218
4.700%, 07/15/2064 (C)	400	444
4.400%, 07/15/2044 (C)	1,250	1,417
4.375%, 12/15/2028 (C)	3,015	3,538
4.250%, 12/15/2025 (C)	1,325	1,523
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,564
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,676
Bunge Finance
3.750%, 09/25/2027	992	1,078
1.630%, 08/17/2025	1,743	1,754
Cargill
1.375%, 07/23/2023 (C)	690	706
Coca-Cola
4.200%, 03/25/2050	2,930	3,874
4.125%, 03/25/2040	120	154
3.375%, 03/25/2027	330	381
3.300%, 09/01/2021	52	54
2.950%, 03/25/2025	320	353
2.875%, 10/27/2025	185	205
2.600%, 06/01/2050	560	570
2.500%, 06/01/2040	310	321
1.450%, 06/01/2027	2,510	2,597
Constellation Brands
4.400%, 11/15/2025	869	1,014
3.750%, 05/01/2050	1,055	1,165
3.700%, 12/06/2026	539	620
3.200%, 02/15/2023	321	340
Costco Wholesale
1.750%, 04/20/2032	1,580	1,627
1.600%, 04/20/2030	7,505	7,647
1.375%, 06/20/2027	1,220	1,247
CVS Pass-Through Trust
6.036%, 12/10/2028	1,495	1,697
5.926%, 01/10/2034 (C)	150	172
5.880%, 01/10/2028	96	108
5.789%, 01/10/2026 (C)	741	797

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Danone
2.947%, 11/02/2026 (C)	$450	$501
2.589%, 11/02/2023 (C)	1,580	1,668
2.077%, 11/02/2021 (C)	1,030	1,047
Diageo Investment
2.875%, 05/11/2022	980	1,021
DP World MTN
5.625%, 09/25/2048 (C)	2,790	3,292
Duke University
2.832%, 10/01/2055	1,500	1,597
2.682%, 10/01/2044	465	498
Element Fleet Management
3.850%, 06/15/2025 (C)	1,346	1,421
General Mills
2.875%, 04/15/2030	470	517
Hershey
0.900%, 06/01/2025	210	212
Hormel Foods
1.800%, 06/11/2030	1,467	1,518
Ingredion
3.900%, 06/01/2050	634	727
Keurig Dr Pepper
4.417%, 05/25/2025	380	441
3.800%, 05/01/2050	685	795
Kimberly-Clark
3.100%, 03/26/2030	200	228
Kraft Heinz Foods
5.000%, 07/15/2035	445	516
5.000%, 06/04/2042	4,795	5,310
4.875%, 10/01/2049 (C)	4,975	5,486
4.375%, 06/01/2046	4,385	4,498
3.950%, 07/15/2025	76	83
3.000%, 06/01/2026	630	657
Kroger
5.400%, 01/15/2049	1,760	2,419
3.950%, 01/15/2050	260	303
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	2,013
Leland Stanford Junior University
1.289%, 06/01/2027	269	274
Mars
2.450%, 07/16/2050 (C)	423	407
1.625%, 07/16/2032 (C)	1,695	1,685
Molson Coors Beverage
3.500%, 05/01/2022	220	230
Mondelez International
2.125%, 04/13/2023	240	250
1.500%, 05/04/2025	1,070	1,109
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	450	465
2.000%, 10/28/2021 (C)	6,425	6,539

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nestle Holdings
3.500%, 09/24/2025 (C)	$800	$909
3.350%, 09/24/2023 (C)	1,055	1,148
PepsiCo
3.875%, 03/19/2060	200	255
3.625%, 03/19/2050	110	134
3.600%, 03/01/2024	150	165
2.875%, 10/15/2049	250	268
2.625%, 03/19/2027	80	88
2.250%, 03/19/2025	80	86
1.625%, 05/01/2030	670	692
0.750%, 05/01/2023	820	830
Philip Morris International
2.900%, 11/15/2021	550	567
2.875%, 05/01/2024	3,585	3,868
2.500%, 08/22/2022	1,530	1,596
2.500%, 11/02/2022	1,250	1,305
2.100%, 05/01/2030	460	477
1.125%, 05/01/2023	1,655	1,684
Procter & Gamble
3.600%, 03/25/2050	2,790	3,541
3.550%, 03/25/2040	510	625
3.100%, 08/15/2023	140	152
3.000%, 03/25/2030	5,130	5,929
2.800%, 03/25/2027	130	146
2.450%, 03/25/2025	330	358
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,948
Reynolds American
8.125%, 05/01/2040	1,060	1,468
6.150%, 09/15/2043	480	604
5.850%, 08/15/2045	4,055	5,030
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,801
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,725	5,029
Sysco
6.600%, 04/01/2050	346	479
2.400%, 02/15/2030	682	681
Takeda Pharmaceutical
4.400%, 11/26/2023	4,109	4,592
2.050%, 03/31/2030	3,882	3,941
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	49
Upjohn
4.000%, 06/22/2050 (C)	2,126	2,314
2.300%, 06/22/2027 (C)	420	438
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,574
3.450%, 06/01/2026	690	759
3.300%, 11/18/2021	888	914

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$15	$20
3.950%, 06/28/2038	855	1,069
3.700%, 06/26/2028	1,560	1,848
3.550%, 06/26/2025	230	262
3.400%, 06/26/2023	305	331
3.300%, 04/22/2024	175	191
3.050%, 07/08/2026	2,362	2,665
Yale University
1.482%, 04/15/2030	1,004	1,022
0.873%, 04/15/2025	1,172	1,186

		235,460

Energy — 3.6%
Apache
5.100%, 09/01/2040	110	107
4.750%, 04/15/2043	420	395
4.375%, 10/15/2028	990	983
4.250%, 01/15/2030	20	19
4.250%, 01/15/2044	1,130	1,006
3.250%, 04/15/2022	45	45
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,876
BP Capital Markets
3.561%, 11/01/2021	110	114
3.535%, 11/04/2024	150	166
3.506%, 03/17/2025	340	380
BP Capital Markets America
3.796%, 09/21/2025	90	102
3.790%, 02/06/2024	150	165
3.633%, 04/06/2030	3,390	3,901
3.543%, 04/06/2027	1,645	1,855
3.245%, 05/06/2022	950	997
3.216%, 11/28/2023	4,715	5,083
3.194%, 04/06/2025	3,622	3,991
3.119%, 05/04/2026	400	444
3.000%, 02/24/2050	2,300	2,265
2.937%, 04/06/2023	1,450	1,539
2.772%, 11/10/2050	1,610	1,524
1.749%, 08/10/2030	1,336	1,329
Cameron LNG LLC
3.302%, 01/15/2035 (C)	1,380	1,555
2.902%, 07/15/2031 (C)	2,020	2,212
Canadian Natural Resources
6.450%, 06/30/2033	200	253
3.850%, 06/01/2027	644	696
Chevron
3.191%, 06/24/2023	95	102
3.078%, 05/11/2050	950	1,032
2.978%, 05/11/2040	650	704
2.954%, 05/16/2026	1,100	1,225
2.355%, 12/05/2022	290	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.236%, 05/11/2030	$880	$940
1.995%, 05/11/2027	1,405	1,489
1.554%, 05/11/2025	830	864
Chevron USA
1.018%, 08/12/2027	2,185	2,181
Cimarex Energy
4.375%, 06/01/2024	80	86
4.375%, 03/15/2029	800	854
3.900%, 05/15/2027	1,670	1,721
CNOOC Finance 2013
3.000%, 05/09/2023	253	266
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,775
3.500%, 05/05/2025	2,900	3,200
Concho Resources
4.375%, 01/15/2025	100	103
4.300%, 08/15/2028	1,130	1,276
3.750%, 10/01/2027	1,385	1,521
2.400%, 02/15/2031	836	818
ConocoPhillips
6.950%, 04/15/2029	995	1,391
4.150%, 11/15/2034	753	870
Continental Resources/Oklahoma
4.900%, 06/01/2044	340	301
4.500%, 04/15/2023	480	484
4.375%, 01/15/2028	810	772
3.800%, 06/01/2024	770	758
Devon Energy
7.875%, 09/30/2031	1,230	1,617
5.850%, 12/15/2025	1,000	1,147
5.600%, 07/15/2041	1,040	1,101
5.000%, 06/15/2045	1,448	1,451
4.750%, 05/15/2042	157	152
Diamondback Energy
5.375%, 05/31/2025	200	208
3.500%, 12/01/2029	110	112
3.250%, 12/01/2026	1,298	1,332
2.875%, 12/01/2024	280	289
Ecopetrol
6.875%, 04/29/2030	333	402
5.875%, 05/28/2045	5,569	6,320
4.125%, 01/16/2025	167	175
Enbridge
3.125%, 11/15/2029	1,422	1,536
2.500%, 01/15/2025	3,107	3,276
Energy Transfer Operating
8.250%, 11/15/2029	3,042	3,886
6.250%, 04/15/2049	460	483
6.125%, 12/15/2045	258	264
6.050%, 06/01/2041	307	311
5.300%, 04/15/2047	570	554
5.250%, 04/15/2029	2,085	2,285

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 03/15/2045	$1,604	$1,499
5.000%, 05/15/2050	2,505	2,393
4.950%, 06/15/2028	410	440
3.750%, 05/15/2030	2,340	2,323
2.900%, 05/15/2025	740	761
Eni Spa
4.000%, 09/12/2023 (C)	3,600	3,896
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	84
6.125%, 10/15/2039	145	189
4.850%, 03/15/2044	60	69
4.800%, 02/01/2049	100	118
4.200%, 01/31/2050	3,038	3,312
4.150%, 10/16/2028	1,580	1,858
4.050%, 02/15/2022	14	15
3.950%, 01/31/2060	938	954
3.700%, 01/31/2051	1,044	1,064
3.200%, 02/15/2052	1,051	989
3.125%, 07/31/2029	350	382
2.800%, 01/31/2030	2,360	2,522
EOG Resources
4.950%, 04/15/2050	1,730	2,213
4.375%, 04/15/2030	860	1,031
4.150%, 01/15/2026	1,030	1,193
3.900%, 04/01/2035	590	694
EQT
3.900%, 10/01/2027	575	556
Equinor
3.250%, 11/18/2049	482	520
3.000%, 04/06/2027	2,845	3,164
2.875%, 04/06/2025	5,195	5,697
1.750%, 01/22/2026	1,006	1,054
Exxon Mobil
4.327%, 03/19/2050	3,500	4,488
4.227%, 03/19/2040	315	390
4.114%, 03/01/2046	910	1,102
3.482%, 03/19/2030	1,990	2,313
3.043%, 03/01/2026	1,140	1,270
2.992%, 03/19/2025	10,020	11,039
1.571%, 04/15/2023	1,930	1,991
Halliburton
3.800%, 11/15/2025	66	72
Hess
6.000%, 01/15/2040	1,600	1,851
5.600%, 02/15/2041	2,000	2,304
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	634
5.750%, 04/19/2047 (C)	1,390	1,738
5.375%, 04/24/2030 (C)	1,520	1,821
Kinder Morgan
5.550%, 06/01/2045	270	334
5.200%, 03/01/2048	1,070	1,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 02/15/2046	$260	$308
4.300%, 06/01/2025	1,105	1,254
4.300%, 03/01/2028	590	684
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	855
5.400%, 09/01/2044	40	48
5.000%, 03/01/2043	50	57
3.500%, 03/01/2021	300	303
Magellan Midstream Partners
3.250%, 06/01/2030	1,343	1,451
Marathon Oil
4.400%, 07/15/2027	1,289	1,323
Marathon Petroleum
4.750%, 12/15/2023	525	582
4.700%, 05/01/2025	1,227	1,400
4.500%, 04/01/2048	168	180
3.625%, 09/15/2024	1,730	1,866
MPLX
5.500%, 02/15/2049	580	689
4.800%, 02/15/2029	120	139
4.700%, 04/15/2048	1,410	1,518
4.500%, 04/15/2038	810	861
4.000%, 03/15/2028	350	386
2.650%, 08/15/2030	1,409	1,400
1.750%, 03/01/2026	1,049	1,049
Noble Energy
5.250%, 11/15/2043	150	200
5.050%, 11/15/2044	186	243
4.950%, 08/15/2047	813	1,070
4.200%, 10/15/2049	586	713
3.900%, 11/15/2024	763	847
3.850%, 01/15/2028	1,320	1,499
Occidental Petroleum
7.875%, 09/15/2031	140	150
7.500%, 05/01/2031	240	254
6.950%, 07/01/2024	3,107	3,216
5.550%, 03/15/2026	2,180	2,147
4.625%, 06/15/2045	400	316
4.500%, 07/15/2044	1,000	790
4.400%, 04/15/2046	200	160
4.200%, 03/15/2048	390	295
4.100%, 02/15/2047	1,040	780
3.400%, 04/15/2026	100	89
3.200%, 08/15/2026	1,740	1,526
3.125%, 02/15/2022	810	798
3.000%, 02/15/2027	510	436
2.900%, 08/15/2024	1,260	1,159
2.700%, 08/15/2022	700	689
2.700%, 02/15/2023	150	144
Oleoducto Central
4.000%, 07/14/2027 (C)	427	445

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ONEOK
3.400%, 09/01/2029	$134	$132
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,513
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,199
6.250%, 03/17/2024	1,930	2,134
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,690	5,265
Petroleos Mexicanos
7.690%, 01/23/2050 (C)	1,840	1,651
6.950%, 01/28/2060 (C)	210	175
6.625%, 06/15/2035	2,202	1,945
6.500%, 03/13/2027	1,640	1,616
5.625%, 01/23/2046	1,650	1,285
2.460%, 12/15/2025	1,722	1,793
2.378%, 04/15/2025	870	903
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	92
6.750%, 09/21/2047	4,865	4,062
Pioneer Natural Resources
1.900%, 08/15/2030	1,758	1,710
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	285	273
4.650%, 10/15/2025	2,300	2,502
3.550%, 12/15/2029	1,327	1,322
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,308
4.950%, 07/15/2029 (C)	3,655	3,673
Ruby Pipeline
7.000%, 04/01/2022 (C)	2,045	1,826
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	3,390	3,879
5.625%, 03/01/2025	1,500	1,746
5.000%, 03/15/2027	1,045	1,189
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	663	688
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	731
3.900%, 05/17/2028 (C)	857	937
Schlumberger Investment
3.650%, 12/01/2023	100	108
Shell International Finance BV
6.375%, 12/15/2038	660	989
4.550%, 08/12/2043	490	614
4.375%, 05/11/2045	990	1,230
4.125%, 05/11/2035	2,605	3,217
4.000%, 05/10/2046	170	203
3.750%, 09/12/2046	100	115
3.250%, 04/06/2050	930	1,002
2.750%, 04/06/2030	660	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	$1,020	$1,131
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,127
3.375%, 10/15/2026	140	154
Suncor Energy
3.100%, 05/15/2025	1,393	1,528
2.800%, 05/15/2023	1,732	1,824
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,265	1,215
5.300%, 04/01/2044	501	476
4.000%, 10/01/2027	1,150	1,182
3.900%, 07/15/2026	250	262
TC PipeLines
3.900%, 05/25/2027	3,500	3,776
Tengizchevroil Finance International
2.625%, 08/15/2025 (C)	1,089	1,107
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,062
2.900%, 03/01/2030 (C)	2,770	2,897
Total Capital International
3.127%, 05/29/2050	1,026	1,080
2.986%, 06/29/2041	544	570
TransCanada PipeLines
4.625%, 03/01/2034	2,125	2,557
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,817
3.950%, 05/15/2050 (C)	1,112	1,212
3.250%, 05/15/2030 (C)	694	755
Western Midstream Operating
4.100%, 02/01/2025	330	329
2.116%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	220	209
Williams
8.750%, 03/15/2032	1,284	1,853
7.875%, 09/01/2021	1,324	1,418
7.750%, 06/15/2031	339	449
7.500%, 01/15/2031	9	12
5.400%, 03/04/2044	658	771
5.100%, 09/15/2045	100	117
3.900%, 01/15/2025	1,965	2,167
3.750%, 06/15/2027	410	453
3.600%, 03/15/2022	124	129

		281,299

Financials — 9.2%
Aegon
0.736%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%(D)	2,180	1,579
Affiliated Managers Group
3.300%, 06/15/2030	2,097	2,248

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
4.200%, 11/06/2025	$250	$292
4.050%, 12/03/2042	70	89
3.700%, 08/03/2023	1,305	1,421
3.400%, 02/27/2023	285	305
2.500%, 08/01/2022	3,890	4,037
2.500%, 07/30/2024	3,000	3,208
American Express Credit MTN
1.037%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	2,560	2,579
American Financial Group
5.250%, 04/02/2030	1,690	2,063
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,859
4.750%, 04/01/2048	1,557	1,906
4.500%, 07/16/2044	878	1,033
4.200%, 04/01/2028	985	1,149
3.900%, 04/01/2026	1,300	1,487
3.400%, 06/30/2030	1,480	1,641
2.500%, 06/30/2025	410	439
Andrew W Mellon Foundation
0.947%, 08/01/2027	800	803
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,540	1,854
4.400%, 05/27/2026 (C)	1,015	1,169
Arch Capital Group
3.635%, 06/30/2050	871	932
Ares Capital
3.875%, 01/15/2026	2,092	2,114
Athene Global Funding
3.000%, 07/01/2022 (C)	1,475	1,526
2.950%, 11/12/2026 (C)	3,705	3,904
Athene Holding
6.150%, 04/03/2030	2,060	2,485
4.125%, 01/12/2028	1,540	1,684
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	185	179
5.125%, 10/01/2023 (C)	195	190
3.950%, 07/01/2024 (C)	535	494
2.875%, 02/15/2025 (C)	1,420	1,262
Banco Nacional de Comercio Exterior SNC/ Cayman Islands
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,390
Banco Santander
4.379%, 04/12/2028	600	688
3.848%, 04/12/2023	1,200	1,291
3.490%, 05/28/2030	600	658
2.746%, 05/28/2025	3,400	3,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.386%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	$400	$402
Banistmo
4.250%, 07/31/2027 (C)	1,615	1,643
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	5,728	6,406
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,826
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	3,677	3,874
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	1,512	1,612
Bank of America MTN
5.000%, 01/21/2044	1,800	2,499
4.450%, 03/03/2026	5,035	5,836
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,305	1,688
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	3,715	4,394
4.250%, 10/22/2026	130	151
4.200%, 08/26/2024	2,720	3,049
4.183%, 11/25/2027	1,858	2,143
4.125%, 01/22/2024	220	246
4.100%, 07/24/2023	305	336
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	6,260	7,839
4.000%, 04/01/2024	2,110	2,355
4.000%, 01/22/2025	2,815	3,155
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	2,051
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,333
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	710	801
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,402
3.500%, 04/19/2026	1,210	1,373
3.300%, 01/11/2023	3,643	3,887
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,300
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,641	3,955
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	1,480	1,611
2.625%, 04/19/2021	70	71
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	4,061	4,298
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	1,665	1,674

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.451%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	$165	$167
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	1,560	1,580
Bank of Montreal MTN
2.550%, 11/06/2022	200	209
1.850%, 05/01/2025	1,360	1,428
Bank of New York Mellon
3.550%, 09/23/2021	144	149
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	166
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,920	2,221
3.250%, 09/11/2024	270	298
3.250%, 05/16/2027	270	306
1.600%, 04/24/2025	410	428
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(D)	1,140	1,193
2.000%, 11/15/2022	2,095	2,169
1.300%, 06/11/2025	760	777
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	2,245	2,610
3.684%, 01/10/2023	1,220	1,265
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.900%, 06/24/2031	926	941
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,070	1,274
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,285	1,390
Barclays Bank
1.700%, 05/12/2022	2,860	2,911
BBVA USA
3.875%, 04/10/2025	910	979
Berkshire Hathaway
3.750%, 08/15/2021	488	505
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,638
4.200%, 08/15/2048	805	1,038
BGC Partners
3.750%, 10/01/2024	250	250
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,516
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,450	1,620
4.400%, 08/14/2028 (C)	1,420	1,679
3.375%, 01/09/2025 (C)	420	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	$3,727	$3,970
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	3,014	3,145
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5
Yr Curr+1.483%, 03/01/2033 (C)	380	430
3.052%, VAR United States Secured
Overnight Financing Rate+1.507%, 01/13/2031 (C)	748	809
BPCE
5.150%, 07/21/2024 (C)	1,550	1,743
Brighthouse Financial
4.700%, 06/22/2047	745	719
Brookfield Finance
4.350%, 04/15/2030	1,719	1,996
3.900%, 01/25/2028	1,338	1,511
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,742
0.950%, 06/23/2023	750	759
Chubb INA Holdings
3.350%, 05/03/2026	420	481
2.300%, 11/03/2020	310	311
Citadel
4.875%, 01/15/2027 (C)	1,240	1,324
Citibank
0.853%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,760
Citigroup
8.125%, 07/15/2039	1,871	3,301
5.500%, 09/13/2025	1,370	1,633
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	1,260	1,765
5.300%, 05/06/2044	255	343
4.750%, 05/18/2046	150	192
4.650%, 07/30/2045	1,140	1,475
4.650%, 07/23/2048	795	1,070
4.600%, 03/09/2026	2,785	3,237
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	1,380	1,604
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	6,223	7,573
4.400%, 06/10/2025	2,040	2,326
4.300%, 11/20/2026	590	680
4.125%, 07/25/2028	260	299
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	545	622
3.875%, 10/25/2023	1,340	1,475
3.700%, 01/12/2026	625	708
3.500%, 05/15/2023	930	997

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	$3,600	$3,917
3.200%, 10/21/2026	1,305	1,454
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	780	807
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	8,098	8,800
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,872	2,035
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	12,091	12,798
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	800	820
CME Group
3.000%, 09/15/2022	400	422
Cooperatieve Rabobank UA
5.250%, 08/04/2045	380	534
4.625%, 12/01/2023	2,060	2,295
4.375%, 08/04/2025	1,580	1,802
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	315
1.339%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 06/24/2026 (C)	570	579
Credit Agricole SA/London MTN
1.907%, VAR SOFRINDX+1.676%, 06/16/2026 (C)	630	650
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	868
1.000%, 05/05/2023	4,510	4,583
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,517
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,408
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	1,490	1,738
3.574%, 01/09/2023 (C)	2,061	2,140
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (C)	1,203	1,257
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	473	495
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	2,517	2,599
Credit Suisse Group Funding Guernsey 4.875%, 05/15/2045	420	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 06/09/2023	$1,084	$1,171
Danske Bank
5.375%, 01/12/2024 (C)	940	1,064
5.000%, 01/12/2022 (C)	2,677	2,822
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	4,342	4,660
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	3,817	3,898
1.226%, 06/22/2024 (C)	550	556
Equitable Holdings
3.900%, 04/20/2023	1,400	1,509
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,572
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	5,203
Fidelity National Financial
3.400%, 06/15/2030	1,086	1,172
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,915
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(D)	595	547
Goldman Sachs Group
6.750%, 10/01/2037	2,744	4,004
6.250%, 02/01/2041	1,290	1,951
5.750%, 01/24/2022	3,125	3,355
5.250%, 07/27/2021	3,660	3,821
5.150%, 05/22/2045	1,870	2,488
4.750%, 10/21/2045	780	1,041
4.250%, 10/21/2025	1,090	1,242
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	588
3.850%, 01/26/2027	1,090	1,242
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	115
3.800%, 03/15/2030	6,035	7,032
3.750%, 05/22/2025	500	560
3.750%, 02/25/2026	1,445	1,637
3.625%, 01/22/2023	508	545
3.500%, 01/23/2025	150	165
3.500%, 04/01/2025	5,569	6,171
3.500%, 11/16/2026	5,084	5,672
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,091	4,463
3.200%, 02/23/2023	670	713
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	410	426
1.450%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	220
1.355%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	226

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
4.800%, 07/08/2044	$260	$343
4.000%, 03/03/2024	283	314
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,106
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	1,330	1,347
HSBC Bank PLC
7.650%, 05/01/2025	796	987
4.750%, 01/19/2021 (C)	250	254
HSBC Bank USA
7.000%, 01/15/2039	510	778
HSBC Holdings
4.950%, 03/31/2030	785	967
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	4,685	5,474
4.300%, 03/08/2026	5,405	6,210
4.250%, 03/14/2024	1,190	1,304
4.250%, 08/18/2025	1,290	1,431
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	934
4.000%, 03/30/2022	100	105
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,720	1,951
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	155	161
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	755	792
2.357%, VAR United States Secured Overnight Financing Rate+1.947%, 08/18/2031	3,013	3,052
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	205
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	3,299	3,326
ING Bank
5.800%, 09/25/2023 (C)	202	228
Intercontinental Exchange
2.650%, 09/15/2040	493	501
1.850%, 09/15/2032	1,409	1,429
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	510
3.125%, 07/14/2022 (C)	1,420	1,459
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,260	1,401
5.017%, 06/26/2024 (C)	870	938
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,557
6.400%, 05/15/2038	385	596
4.950%, 06/01/2045	300	412
4.500%, 01/24/2022	700	740

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.493%, VAR United States Secured
Overnight Financing Rate+3.790%, 03/24/2031	$2,419	$2,979
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	740	894
4.350%, 08/15/2021	340	353
4.250%, 10/01/2027	2,590	3,028
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	1,111
4.125%, 12/15/2026	2,420	2,829
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	725	900
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,275	6,941
3.900%, 07/15/2025	1,635	1,860
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	245	300
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	215	258
3.875%, 09/10/2024	1,180	1,315
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,010	2,184
3.625%, 05/13/2024	1,490	1,647
3.625%, 12/01/2027	1,000	1,126
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	2,141	2,233
3.200%, 06/15/2026	1,925	2,155
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	3,210	3,495
2.972%, 01/15/2023	165	171
2.956%, VAR United States Secured
Overnight Financing Rate+2.515%, 05/13/2031	4,126	4,438
2.950%, 10/01/2026	195	216
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	220	228
2.700%, 05/18/2023	2,625	2,773
2.522%, VAR United States Secured
Overnight Financing Rate+2.040%, 04/22/2031	1,060	1,136
2.301%, VAR United States Secured
Overnight Financing Rate+1.160%, 10/15/2025	3,120	3,295
2.182%, VAR United States Secured
Overnight Financing Rate+1.890%, 06/01/2028	2,011	2,105
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	1,280	1,344
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	8,836	9,037

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.800%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	$2,740	$2,515
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	154
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,248
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	4,023	4,042
Lehman Brothers Holdings
6.500%, 12/31/2049 (E)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (E)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840%(D)(E)	20,630	–
Lloyds Bank
3.500%, 05/14/2025	100	112
Lloyds Banking Group
4.375%, 03/22/2028	1,180	1,397
3.900%, 03/12/2024	2,530	2,781
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/2025	3,486	3,834
3.100%, 07/06/2021	2,610	2,670
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	4,560	4,769
1.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.100%, 06/15/2023	1,343	1,356
Macquarie Bank
3.624%, 06/03/2030 (C)	765	815
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	273
2.250%, 07/01/2022 (C)	2,640	2,737
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (C)	2,220	2,247
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)	1,150	1,238
Mercury General
4.400%, 03/15/2027	1,720	1,873
MetLife
6.400%, 12/15/2036	1,400	1,765
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,288
0.900%, 06/08/2023 (C)	1,540	1,559
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3
Month+0.847%, 04/24/2024	1,810	1,956
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	230	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 07/28/2021	$200	$209
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	725	876
4.350%, 09/08/2026	235	274
4.100%, 05/22/2023	1,290	1,402
4.000%, 07/23/2025	580	664
3.875%, 04/29/2024	4,325	4,811
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	280	322
3.750%, 02/25/2023	294	317
3.700%, 10/23/2024	370	413
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	4,520	5,251
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	270	306
3.125%, 07/27/2026	525	586
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,231
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	2,070	2,234
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	2,020	2,128
National Australia Bank MTN
2.332%, 08/21/2030 (C)	1,898	1,893
National Securities Clearing
1.500%, 04/23/2025 (C)	6,290	6,524
1.200%, 04/23/2023 (C)	620	632
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	4,655	5,097
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	154
3.900%, 11/30/2049 (C)	1,578	1,623
Nationwide Mutual Insurance
4.350%, 04/30/2050 (C)	858	946
2.603%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,402
Natwest Group
6.100%, 06/10/2023	1,650	1,835
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	894
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	1,026	1,207
3.875%, 09/12/2023	1,340	1,453
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	1,022	1,079

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	$1,028	$1,101
3.032%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.350%, 11/28/2035	795	791
2.359%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.150%, 05/22/2024	567	586
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,328
0.950%, 06/24/2025 (C)	550	557
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,176
3.750%, 05/15/2050 (C)	1,300	1,480
Nomura Holdings
3.103%, 01/16/2030	3,194	3,424
2.679%, 07/16/2030	992	1,031
2.648%, 01/16/2025	2,049	2,161
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,781
1.000%, 06/09/2023 (C)	1,370	1,388
Northern Trust
2.375%, 08/02/2022	300	312
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,814
Ohio National Financial Services
5.550%, 01/24/2030 (C)	1,155	1,115
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	850	838
5.250%, 08/15/2022 (C)	2,475	2,457
4.500%, 03/15/2023 (C)	4,470	4,266
PNC Financial Services Group
3.500%, 01/23/2024	255	279
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	270	276
Raymond James Financial
4.950%, 07/15/2046	1,525	1,948
3.625%, 09/15/2026	205	234
Royal Bank of Canada
0.500%, 06/29/2085 (A)	860	647
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	774
2.250%, 11/01/2024	170	181
2.150%, 10/26/2020	660	662
1.600%, 04/17/2023	1,170	1,209
1.150%, 06/10/2025	730	743
S&P Global
2.300%, 08/15/2060	802	742
1.250%, 08/15/2030	671	663
Santander Holdings USA
4.500%, 07/17/2025	148	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 12/03/2021	$2,480	$2,583
4.400%, 07/13/2027	672	750
3.450%, 06/02/2025	3,970	4,277
3.400%, 01/18/2023	482	505
3.244%, 10/05/2026	1,501	1,597
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	262
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.250%, 08/21/2026	4,370	4,375
Scentre Group Trust 1
4.375%, 05/28/2030 (C)	1,135	1,277
3.625%, 01/28/2026 (C)	2,174	2,323
Societe Generale
2.625%, 10/16/2024 (C)	765	799
0.623%, VAR ICE LIBOR USD 6 Month+0.075%(D)	860	655
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (C)	876	903
2.625%, 01/22/2025 (C)	3,768	3,938
Standard Chartered
5.700%, 03/26/2044 (C)	427	555
5.200%, 01/26/2024 (C)	410	450
State Street
3.300%, 12/16/2024	310	346
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (C)	1,500	1,714
SVB Financial Group
3.125%, 06/05/2030	538	598
Swedbank
1.300%, 06/02/2023 (C)	930	948
Synchrony Financial
2.850%, 07/25/2022	810	834
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	223
4.900%, 09/15/2044 (C)	600	757
3.300%, 05/15/2050 (C)	3,000	3,111
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	952
1.900%, 12/01/2022	770	797
1.150%, 06/12/2025	730	746
0.750%, 06/12/2023	1,430	1,446
Travelers
4.600%, 08/01/2043	50	66
Truist Bank
3.800%, 10/30/2026	250	291
2.450%, 08/01/2022	250	260
Truist Financial MTN
2.750%, 04/01/2022	375	389

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.200%, 03/16/2023	$5,475	$5,709
Trust Fibra Uno
6.390%, 01/15/2050 (C)	588	607
4.869%, 01/15/2030 (C)	831	844
UBS Group
4.253%, 03/23/2028 (C)	1,940	2,255
4.125%, 09/24/2025 (C)	1,010	1,159
3.491%, 05/23/2023 (C)	1,710	1,794
3.126%, VAR ICE LIBOR USD 3 Month+1.468%, 08/13/2030 (C)	630	700
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	3,434	3,573
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (C)	2,091	2,111
UBS/London
1.750%, 04/21/2022 (C)	1,310	1,337
US Bancorp
2.400%, 07/30/2024	3,710	3,964
1.450%, 05/12/2025	1,610	1,669
US Bancorp MTN
3.600%, 09/11/2024	160	178
2.950%, 07/15/2022	497	520
1.375%, 07/22/2030	504	500
US Bank North America/Cincinnatti, Ohio
3.150%, 04/26/2021	750	762
USAA Capital
1.500%, 05/01/2023 (C)	150	154
Validus Holdings
8.875%, 01/26/2040	1,460	2,376
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(D)	4,442	4,465
WEA Finance LLC
3.750%, 09/17/2024 (C)	1,370	1,433
Wells Fargo
7.950%, 11/15/2029	925	1,246
5.950%, 12/15/2036	520	679
5.606%, 01/15/2044	700	954
5.375%, 11/02/2043	220	295
4.480%, 01/16/2024	392	437
3.069%, 01/24/2023	1,340	1,386
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	4,125	4,368
3.000%, 10/23/2026	1,640	1,806
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	3,865	4,039
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	14,540	19,848
4.900%, 11/17/2045	1,310	1,664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 12/07/2046	$2,365	$2,995
4.650%, 11/04/2044	560	682
4.600%, 04/01/2021	500	513
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	5,855	7,140
4.400%, 06/14/2046	220	263
4.300%, 07/22/2027	1,790	2,063
4.150%, 01/24/2029	1,450	1,712
3.750%, 01/24/2024	360	393
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,075	2,329
3.500%, 03/08/2022	250	261
3.450%, 02/13/2023	685	728
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	4,020
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,925	4,225
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	3,685	3,890
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	2,570	2,709
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	2,410	2,518
Westpac Banking
2.600%, 11/23/2020	780	784

		723,995

Health Care — 3.3%
Abbott Laboratories
4.900%, 11/30/2046	840	1,205
4.750%, 11/30/2036	440	596
3.750%, 11/30/2026	1,233	1,443
1.150%, 01/30/2028	1,025	1,036
AbbVie
5.000%, 12/15/2021 (C)	173	181
4.875%, 11/14/2048	1,100	1,422
4.500%, 05/14/2035	845	1,044
4.450%, 05/14/2046	653	791
4.400%, 11/06/2042	2,350	2,841
4.250%, 11/14/2028	1,288	1,534
4.250%, 11/21/2049 (C)	9,538	11,513
4.050%, 11/21/2039 (C)	1,677	1,963
3.800%, 03/15/2025 (C)	6,429	7,188
3.750%, 11/14/2023	337	369
3.600%, 05/14/2025	1,605	1,791
3.450%, 03/15/2022 (C)	470	489
3.200%, 05/14/2026	145	161
3.200%, 11/21/2029 (C)	5,020	5,560
2.950%, 11/21/2026 (C)	1,266	1,393
2.900%, 11/06/2022	2,455	2,582
2.600%, 11/21/2024 (C)	4,393	4,703

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 11/21/2022 (C)	$6,738	$7,003
Amgen
5.150%, 11/15/2041	316	425
4.663%, 06/15/2051	389	514
4.400%, 05/01/2045	2,155	2,708
3.625%, 05/22/2024	220	243
3.150%, 02/21/2040	719	765
2.770%, 09/01/2053 (C)	438	432
2.600%, 08/19/2026	2,000	2,196
2.300%, 02/25/2031	1,053	1,114
2.200%, 02/21/2027	1,880	1,996
Anthem
4.625%, 05/15/2042	219	277
3.700%, 08/15/2021	290	297
3.650%, 12/01/2027	1,230	1,413
3.500%, 08/15/2024	1,950	2,148
3.350%, 12/01/2024	1,190	1,316
3.300%, 01/15/2023	133	142
3.125%, 05/15/2022	740	773
3.125%, 05/15/2050	699	738
2.950%, 12/01/2022	560	590
2.250%, 05/15/2030	1,739	1,804
AstraZeneca
3.500%, 08/17/2023	1,735	1,881
0.700%, 04/08/2026	2,012	1,996
Baxalta
3.600%, 06/23/2022	870	908
Baxter International
3.950%, 04/01/2030 (C)	890	1,071
BayCare Health System
3.831%, 11/15/2050	2,765	3,450
Becton Dickinson
4.685%, 12/15/2044	469	594
3.734%, 12/15/2024	1,630	1,810
3.363%, 06/06/2024	1,170	1,274
3.250%, 11/12/2020	450	452
2.823%, 05/20/2030	1,000	1,086
Biogen
5.200%, 09/15/2045	250	342
3.625%, 09/15/2022	815	867
3.150%, 05/01/2050	644	655
Bristol-Myers Squibb
5.000%, 08/15/2045	130	185
4.350%, 11/15/2047	315	420
4.250%, 10/26/2049	534	711
3.900%, 02/20/2028	1,015	1,185
3.875%, 08/15/2025	1,931	2,222
3.550%, 08/15/2022	550	584
3.450%, 11/15/2027	947	1,092
3.400%, 07/26/2029	1,674	1,956
3.200%, 06/15/2026	2,497	2,841
2.900%, 07/26/2024	3,170	3,455

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 05/16/2022	$830	$863
2.250%, 08/15/2021	660	673
Cigna
4.900%, 12/15/2048	1,685	2,257
4.375%, 10/15/2028	1,446	1,732
4.125%, 11/15/2025	585	677
3.875%, 10/15/2047	1,393	1,589
3.750%, 07/15/2023	1,347	1,466
3.400%, 09/17/2021	2,025	2,088
3.400%, 03/01/2027	2,159	2,418
3.400%, 03/15/2050	250	269
3.250%, 04/15/2025	1,000	1,105
3.200%, 09/17/2020	750	751
2.400%, 03/15/2030	800	841
CommonSpirit Health
4.350%, 11/01/2042	885	976
4.187%, 10/01/2049	1,205	1,293
CVS Health
5.125%, 07/20/2045	1,135	1,470
5.050%, 03/25/2048	9,523	12,418
4.780%, 03/25/2038	506	622
4.300%, 03/25/2028	6,100	7,181
4.250%, 04/01/2050	10	12
4.125%, 04/01/2040	240	279
4.100%, 03/25/2025	155	177
3.875%, 07/20/2025	929	1,053
3.750%, 04/01/2030	1,835	2,121
3.700%, 03/09/2023	819	882
3.625%, 04/01/2027	1,975	2,240
3.375%, 08/12/2024	95	104
3.000%, 08/15/2026	708	777
2.750%, 12/01/2022	230	241
2.700%, 08/21/2040	490	479
1.300%, 08/21/2027	3,333	3,322
Danaher
3.350%, 09/15/2025	658	734
DH Europe Finance II Sarl
3.400%, 11/15/2049	547	635
2.600%, 11/15/2029	2,258	2,459
2.200%, 11/15/2024	1,796	1,903
2.050%, 11/15/2022	1,048	1,083
Eli Lilly
2.500%, 09/15/2060	1,005	959
2.250%, 05/15/2050	995	952
Gilead Sciences
4.750%, 03/01/2046	40	54
3.700%, 04/01/2024	1,540	1,703
3.650%, 03/01/2026	890	1,021
2.550%, 09/01/2020	210	210
GlaxoSmithKline Capital
3.000%, 06/01/2024	670	728
2.850%, 05/08/2022	50	52

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hackensack Meridian Health
2.875%, 09/01/2050	$2,115	$2,109
HCA
5.250%, 04/15/2025	750	875
5.250%, 06/15/2049	3,251	4,086
5.125%, 06/15/2039	1,240	1,541
5.000%, 03/15/2024	2,635	2,978
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	1,535	1,567
1.500%, 06/01/2025 (C)	1,380	1,418
Humana
4.950%, 10/01/2044	200	269
4.800%, 03/15/2047	50	66
4.500%, 04/01/2025	120	139
3.950%, 03/15/2027	860	990
3.850%, 10/01/2024	2,530	2,798
3.150%, 12/01/2022	190	200
Johnson & Johnson
3.700%, 03/01/2046	970	1,206
2.450%, 09/01/2060	2,420	2,381
2.100%, 09/01/2040	235	235
1.300%, 09/01/2030	671	680
0.950%, 09/01/2027	990	999
0.550%, 09/01/2025	490	491
Kaiser Foundation Hospitals
4.150%, 05/01/2047	70	90
Medtronic
4.625%, 03/15/2045	123	170
Merck
3.700%, 02/10/2045	457	555
2.450%, 06/24/2050	478	479
2.350%, 06/24/2040	478	488
1.450%, 06/24/2030	5,654	5,734
0.750%, 02/24/2026	840	846
Methodist Hospital
2.705%, 12/01/2050	2,115	2,108
Mylan NV
3.950%, 06/15/2026	1,115	1,263
Partners Healthcare System
3.342%, 07/01/2060	1,380	1,509
3.192%, 07/01/2049	245	265
Perrigo Finance
4.900%, 12/15/2044	574	622
Pfizer
4.000%, 12/15/2036	1,050	1,293
2.800%, 03/11/2022	631	655
2.700%, 05/28/2050	3,179	3,316
2.625%, 04/01/2030	2,390	2,668
2.550%, 05/28/2040	999	1,048
1.700%, 05/28/2030	680	703
0.800%, 05/28/2025	1,050	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regeneron Pharmaceuticals
2.800%, 09/15/2050	$1,003	$959
1.750%, 09/15/2030	2,675	2,620
Royalty Pharma
3.550%, 09/02/2050 (C)	470	452
2.200%, 09/02/2030 (C)	1,430	1,417
1.750%, 09/02/2027 (C)	1,350	1,347
1.200%, 09/02/2025 (C)	1,007	1,005
0.750%, 09/02/2023 (C)	1,007	1,006
Stryker
2.900%, 06/15/2050	985	1,029
1.950%, 06/15/2030	1,279	1,314
1.150%, 06/15/2025	1,406	1,429
Takeda Pharmaceutical
3.375%, 07/09/2060	452	464
3.175%, 07/09/2050	1,100	1,128
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	184
Thermo Fisher Scientific
4.497%, 03/25/2030	2,918	3,633
UnitedHealth Group
6.625%, 11/15/2037	200	314
5.800%, 03/15/2036	560	810
4.625%, 07/15/2035	940	1,243
4.450%, 12/15/2048	140	186
4.250%, 06/15/2048	180	232
3.875%, 10/15/2020	870	872
3.875%, 12/15/2028	250	299
3.875%, 08/15/2059	1,484	1,859
3.750%, 07/15/2025	330	378
3.750%, 10/15/2047	565	678
3.700%, 12/15/2025	708	815
3.700%, 08/15/2049	1,445	1,753
3.500%, 06/15/2023	230	250
3.500%, 08/15/2039	225	262
3.375%, 11/15/2021	400	412
3.125%, 05/15/2060	438	480
2.900%, 05/15/2050	660	702
2.875%, 12/15/2021	450	465
2.875%, 03/15/2023	150	160
2.750%, 05/15/2040	2,452	2,597
2.375%, 10/15/2022	100	104
2.000%, 05/15/2030	1,655	1,735
1.250%, 01/15/2026	260	267
Wyeth LLC
6.450%, 02/01/2024	365	436
5.950%, 04/01/2037	320	474
Zimmer Biomet Holdings
3.550%, 04/01/2025	225	250

		258,526

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 2.6%
3M
3.700%, 04/15/2050	$1,370	$1,665
3.250%, 08/26/2049	460	524
3.050%, 04/15/2030	511	583
2.375%, 08/26/2029	2,320	2,506
AerCap Ireland Capital DAC
6.500%, 07/15/2025	1,337	1,455
4.450%, 04/03/2026	399	403
4.125%, 07/03/2023	1,935	1,956
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.000%, 10/01/2021	2,025	2,085
4.875%, 01/16/2024	635	654
4.625%, 07/01/2022	289	296
4.500%, 05/15/2021	3,340	3,397
3.950%, 02/01/2022	341	345
3.650%, 07/21/2027	1,120	1,045
3.500%, 05/26/2022	3,366	3,383
Air Lease
3.500%, 01/15/2022	1,000	1,022
3.375%, 07/01/2025	490	499
3.250%, 03/01/2025	525	533
Air Lease MTN
2.300%, 02/01/2025	605	594
American Airlines, Pass-Through Trust,
Ser 2011-1, Cl A
5.250%, 01/31/2021	29	26
American Airlines, Pass-Through Trust,
Ser 2015-1, Cl A
3.375%, 05/01/2027	102	85
Aviation Capital Group LLC
5.500%, 12/15/2024 (C)	1,744	1,794
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,570
Boeing
7.250%, 06/15/2025	107	127
5.930%, 05/01/2060	700	857
5.805%, 05/01/2050	3,195	3,833
5.705%, 05/01/2040	910	1,057
5.150%, 05/01/2030	1,581	1,772
5.040%, 05/01/2027	355	391
4.875%, 05/01/2025	2,290	2,492
4.508%, 05/01/2023	2,225	2,350
3.750%, 02/01/2050	1,126	1,012
3.250%, 02/01/2035	1,480	1,390
3.200%, 03/01/2029	720	714
3.100%, 05/01/2026	230	230
2.950%, 02/01/2030	700	685
2.800%, 03/01/2027	280	272
2.700%, 02/01/2027	1,934	1,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	$200	$312
4.550%, 09/01/2044	1,220	1,616
4.100%, 06/01/2021	449	457
3.650%, 09/01/2025	140	159
3.050%, 09/01/2022	300	314
3.050%, 02/15/2051	470	520
Canadian Pacific Railway
6.125%, 09/15/2115	34	52
Carrier Global
3.577%, 04/05/2050 (C)	390	413
3.377%, 04/05/2040 (C)	360	374
2.722%, 02/15/2030 (C)	1,010	1,060
2.700%, 02/15/2031 (C)	340	357
2.493%, 02/15/2027 (C)	110	116
2.242%, 02/15/2025 (C)	2,030	2,129
1.923%, 02/15/2023 (C)	230	237
Caterpillar
4.300%, 05/15/2044	50	64
3.400%, 05/15/2024	445	489
Caterpillar Financial Services MTN
2.850%, 05/17/2024	370	400
CCL Industries
3.050%, 06/01/2030 (C)	1,530	1,589
Cintas No. 2
3.700%, 04/01/2027	590	674
2.900%, 04/01/2022	610	632
Continental Airlines, Pass-Through Trust,
Ser 2000-1, Cl A
8.048%, 11/01/2020	0	–
Continental Airlines, Pass-Through Trust,
Ser 2007-1, Cl A
5.983%, 04/19/2022	4,812	4,577
Continental Airlines, Pass-Through Trust,
Ser 2007-1, Cl B
6.903%, 04/19/2022	14	12
Continental Airlines, Pass-Through Trust,
Ser 2010-1, Cl A
4.750%, 01/12/2021	63	61
Continental Airlines, Pass-Through Trust,
Ser 2012-2, Cl A
4.000%, 10/29/2024	51	47
CoStar Group
2.800%, 07/15/2030 (C)	1,485	1,560
Crowley Conro LLC
4.181%, 08/15/2043	846	1,063
CSX
4.750%, 11/15/2048	455	614
4.300%, 03/01/2048	82	104
Cummins
0.750%, 09/01/2025	910	912

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deere
3.750%, 04/15/2050	$2,602	$3,189
3.100%, 04/15/2030	160	183
2.750%, 04/15/2025	1,369	1,499
Delta Air Lines, Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,000	2,921
Eaton
7.625%, 04/01/2024	325	385
4.150%, 11/02/2042	530	662
4.000%, 11/02/2032	99	119
2.750%, 11/02/2022	1,740	1,827
Equifax
3.950%, 06/15/2023	3,015	3,263
2.600%, 12/15/2025	445	478
GE Capital Funding LLC
4.400%, 05/15/2030 (C)	2,558	2,701
3.450%, 05/15/2025 (C)	2,756	2,923
GE Capital International Funding Unlimited
4.418%, 11/15/2035	14,732	15,219
General Dynamics
4.250%, 04/01/2040	324	409
4.250%, 04/01/2050	2,380	3,102
3.625%, 04/01/2030	3,395	4,032
General Electric
4.350%, 05/01/2050	410	416
4.250%, 05/01/2040	1,420	1,433
3.625%, 05/01/2030	2,828	2,915
3.450%, 05/01/2027	2,103	2,222
General Electric MTN
6.875%, 01/10/2039	1,546	1,970
6.750%, 03/15/2032	190	238
5.875%, 01/14/2038	579	669
3.450%, 05/15/2024	140	151
3.100%, 01/09/2023	229	241
0.760%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,080
Honeywell International
1.950%, 06/01/2030	2,035	2,143
1.350%, 06/01/2025	510	525
Hutama Karya Persero MTN
3.750%, 05/11/2030 (C)	760	831
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,152
4.750%, 02/15/2025 (C)	1,000	1,138
4.750%, 08/01/2028	1,000	1,198
ILFC E-Capital Trust II
3.270%, 12/21/2065 (A)(C)	1,200	657
International Lease Finance
5.875%, 08/15/2022	501	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JetBlue, Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	$163	$156
John Deere Capital MTN
2.150%, 09/08/2022	145	150
1.750%, 03/09/2027	927	970
1.200%, 04/06/2023	1,547	1,581
0.550%, 07/05/2022	2,008	2,018
L3Harris Technologies
5.054%, 04/27/2045	480	642
4.950%, 02/15/2021	537	542
4.854%, 04/27/2035	210	278
Lockheed Martin
3.550%, 01/15/2026	1,440	1,648
3.100%, 01/15/2023	110	117
Northrop Grumman
5.250%, 05/01/2050	3,645	5,242
5.150%, 05/01/2040	1,023	1,388
4.030%, 10/15/2047	1,477	1,805
3.850%, 04/15/2045	350	415
3.250%, 08/01/2023	1,913	2,074
3.250%, 01/15/2028	1,664	1,884
2.930%, 01/15/2025	2,111	2,304
2.550%, 10/15/2022	3,216	3,364
Otis Worldwide
2.565%, 02/15/2030 (C)	1,040	1,111
2.293%, 04/05/2027 (C)	360	383
2.056%, 04/05/2025 (C)	3,165	3,342
Parker-Hannifin
2.700%, 06/14/2024	830	889
Penske Truck Leasing/PTL Finance
3.950%, 03/10/2025 (C)	225	250
Raytheon
3.125%, 10/15/2020	720	722
Raytheon Technologies
5.400%, 05/01/2035	640	874
4.450%, 11/16/2038	881	1,091
4.125%, 11/16/2028	480	572
3.950%, 08/16/2025	3,841	4,400
3.650%, 08/16/2023	134	145
3.150%, 12/15/2024 (C)	320	348
3.125%, 07/01/2050	1,290	1,384
2.250%, 07/01/2030	680	719
Republic Services
4.750%, 05/15/2023	215	237
2.500%, 08/15/2024	2,035	2,174
1.450%, 02/15/2031	3,670	3,621
Roper Technologies
1.000%, 09/15/2025	940	947
Southwest Airlines
5.125%, 06/15/2027	2,106	2,299
4.750%, 05/04/2023	1,404	1,496

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

CoreFixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
4.300%, 03/01/2049	$172	$222
3.950%, 09/10/2028	1,555	1,850
3.839%, 03/20/2060	1,460	1,705
3.750%, 07/15/2025	530	603
3.750%, 02/05/2070	909	1,032
3.250%, 02/05/2050	4,186	4,638
3.150%, 03/01/2024	557	604
2.950%, 03/01/2022	1,164	1,210
2.400%, 02/05/2030	1,286	1,391
2.150%, 02/05/2027	1,309	1,397
United Parcel Service
5.300%, 04/01/2050	870	1,283
5.200%, 04/01/2040	525	727
2.350%, 05/16/2022	235	242
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	28	26
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,942	2,428
Waste Management
4.150%, 07/15/2049	440	555
3.900%, 03/01/2035	39	47
3.500%, 05/15/2024	845	925

		206,294

Information Technology — 2.2%
Adobe
2.300%, 02/01/2030	3,215	3,473
Apple
4.650%, 02/23/2046	2,460	3,383
4.375%, 05/13/2045	820	1,083
4.250%, 02/09/2047	574	758
3.850%, 05/04/2043	850	1,048
3.450%, 05/06/2024	350	388
3.450%, 02/09/2045	156	182
3.200%, 05/13/2025	482	540
2.750%, 01/13/2025	675	737
2.650%, 05/11/2050	1,275	1,317
2.550%, 08/20/2060	1,543	1,534
2.450%, 08/04/2026	2,560	2,801
2.400%, 05/03/2023	95	100
2.150%, 02/09/2022	90	92
2.050%, 09/11/2026	2,106	2,265
2.000%, 11/13/2020	710	713
1.125%, 05/11/2025	1,720	1,765
Applied Materials
1.750%, 06/01/2030	2,030	2,107
Avnet
4.875%, 12/01/2022	1,570	1,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Broadcom
4.700%, 04/15/2025	$3,324	$3,799
4.250%, 04/15/2026	1,126	1,277
4.150%, 11/15/2030	3,597	4,055
3.875%, 01/15/2027	1,591	1,765
3.625%, 01/15/2024	2,470	2,668
3.150%, 11/15/2025	7,740	8,386
3.125%, 10/15/2022	1,000	1,049
2.250%, 11/15/2023	1,110	1,154
Corning
5.450%, 11/15/2079	1,685	2,111
Dell International LLC / EMC
6.100%, 07/15/2027 (C)	669	788
5.300%, 10/01/2029 (C)	666	760
4.900%, 10/01/2026 (C)	334	378
4.420%, 06/15/2021 (C)	3,437	3,526
Fiserv
4.200%, 10/01/2028	112	133
3.500%, 07/01/2029	1,205	1,371
3.200%, 07/01/2026	1,126	1,263
Flex
4.875%, 05/12/2030	1,759	2,007
Hewlett Packard Enterprise
4.650%, 10/01/2024	3,955	4,471
HP
2.200%, 06/17/2025	2,108	2,220
Intel
4.950%, 03/25/2060	460	663
4.750%, 03/25/2050	6,985	9,674
4.600%, 03/25/2040	807	1,074
4.100%, 05/19/2046	1,600	1,991
3.734%, 12/08/2047	119	142
3.300%, 10/01/2021	75	77
3.250%, 11/15/2049	1,510	1,690
3.100%, 07/29/2022	75	79
International Business Machines
4.150%, 05/15/2039	490	603
3.300%, 05/15/2026	387	439
3.000%, 05/15/2024	2,340	2,544
KLA
3.300%, 03/01/2050	893	952
Lam Research
3.800%, 03/15/2025	150	170
Leidos
4.375%, 05/15/2030 (C)	1,765	2,066
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,943
Mastercard
3.850%, 03/26/2050	2,850	3,585
3.375%, 04/01/2024	720	795
3.350%, 03/26/2030	1,340	1,574

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

CoreFixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
2.497%, 04/24/2023	$2,733	$2,851
Microsoft
4.100%, 02/06/2037	908	1,170
3.950%, 08/08/2056	281	372
3.700%, 08/08/2046	620	777
3.500%, 02/12/2035	1,480	1,826
3.450%, 08/08/2036	695	837
3.300%, 02/06/2027	1,570	1,798
2.875%, 02/06/2024	1,370	1,479
2.700%, 02/12/2025	360	393
2.675%, 06/01/2060	1,155	1,215
2.525%, 06/01/2050	1,057	1,110
2.400%, 08/08/2026	2,510	2,744
2.375%, 02/12/2022	50	52
2.375%, 05/01/2023	50	53
NVIDIA
3.700%, 04/01/2060	680	796
3.500%, 04/01/2040	990	1,142
3.500%, 04/01/2050	4,853	5,495
2.850%, 04/01/2030	4,192	4,674
NXP BV/ NXP Funding LLC/ NXP USA
4.300%, 06/18/2029 (C)	879	1,024
3.875%, 06/18/2026 (C)	2,328	2,623
3.400%, 05/01/2030 (C)	772	856
3.150%, 05/01/2027 (C)	1,132	1,238
2.700%, 05/01/2025 (C)	1,096	1,168
Oracle
4.300%, 07/08/2034	285	355
4.000%, 11/15/2047	1,010	1,197
3.900%, 05/15/2035	3,620	4,385
3.850%, 04/01/2060	1,107	1,279
3.800%, 11/15/2037	474	549
3.600%, 04/01/2040	1,815	2,054
2.950%, 11/15/2024	1,140	1,241
2.950%, 05/15/2025	695	763
2.950%, 04/01/2030	1,815	2,031
2.800%, 04/01/2027	2,005	2,207
2.625%, 02/15/2023	870	915
PayPal Holdings
2.300%, 06/01/2030	5,500	5,857
1.650%, 06/01/2025	3,176	3,305
1.350%, 06/01/2023	2,432	2,489
QUALCOMM
1.650%, 05/20/2032 (C)	119	119
1.300%, 05/20/2028 (C)	1,795	1,801
salesforce.com
3.250%, 04/11/2023	740	794
ServiceNow
1.400%, 09/01/2030	1,407	1,385
Texas Instruments
4.150%, 05/15/2048	1,250	1,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 05/04/2030	$440	$455
1.375%, 03/12/2025	832	863
Visa
4.300%, 12/14/2045	810	1,078
3.150%, 12/14/2025	660	742
2.200%, 12/14/2020	480	482
1.900%, 04/15/2027	1,580	1,673
VMware
4.500%, 05/15/2025	565	645

		175,215

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,272
Amcor Finance USA
4.500%, 05/15/2028	865	1,016
3.625%, 04/28/2026	2,000	2,230
Anglo American Capital
4.000%, 09/11/2027 (C)	280	309
3.625%, 09/11/2024 (C)	1,810	1,948
ArcelorMittal
6.125%, 06/01/2025	1,270	1,467
3.600%, 07/16/2024	1,540	1,617
Barrick Gold
5.250%, 04/01/2042	740	1,016
Barrick North America Finance LLC
5.750%, 05/01/2043	305	446
5.700%, 05/30/2041	1,272	1,796
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	1,610	1,924
5.000%, 09/30/2043	40	57
2.875%, 02/24/2022	79	82
Dow Chemical
4.800%, 05/15/2049	925	1,110
3.600%, 11/15/2050	701	715
2.100%, 11/15/2030	2,017	1,988
DuPont de Nemours
4.493%, 11/15/2025	3,605	4,196
4.205%, 11/15/2023	108	119
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,754
Georgia-Pacific LLC
2.300%, 04/30/2030 (C)	1,129	1,200
2.100%, 04/30/2027 (C)	1,069	1,127
1.750%, 09/30/2025 (C)	2,215	2,316
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	54
4.125%, 03/12/2024 (C)	70	76
4.000%, 03/27/2027 (C)	1,610	1,768
Industrias Penoles
4.150%, 09/12/2029 (C)	1,830	1,985

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$2,955	$3,675
International Paper
4.400%, 08/15/2047	659	796
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	1,790	2,038
3.625%, 08/01/2027 (C)	2,770	3,027
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	1,140	1,259
Newmont
2.250%, 10/01/2030	1,050	1,097
Nucor
2.700%, 06/01/2030	701	755
2.000%, 06/01/2025	701	735
Nutrien
5.000%, 04/01/2049	1,015	1,329
2.950%, 05/13/2030	900	981
OCP
4.500%, 10/22/2025 (C)	1,860	1,964
Reliance Steel & Aluminum
2.150%, 08/15/2030	1,438	1,426
1.300%, 08/15/2025	554	555
Southern Copper
5.250%, 11/08/2042	4,400	5,623
Steel Dynamics
3.250%, 01/15/2031	509	547
2.400%, 06/15/2025	509	534
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,880
Syngenta Finance
3.933%, 04/23/2021 (C)	370	375
Teck Resources
3.900%, 07/15/2030 (C)	754	774
Vale Overseas
6.875%, 11/21/2036	1,595	2,119
6.250%, 08/10/2026	2,140	2,543
WestRock RKT LLC
4.000%, 03/01/2023	330	354

		68,974

Real Estate — 0.8%
Agree
2.900%, 10/01/2030	490	504
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,365
AvalonBay Communities MTN
4.350%, 04/15/2048	235	304
2.450%, 01/15/2031	2,490	2,654
Boston Properties
3.800%, 02/01/2024	2,000	2,174
3.400%, 06/21/2029	1,510	1,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 03/15/2030	$125	$132
Camden Property Trust
2.800%, 05/15/2030	925	1,015
CC Holdings GS V LLC
3.849%, 04/15/2023	580	626
Crown Castle International
4.000%, 03/01/2027	327	376
3.300%, 07/01/2030	1,885	2,100
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,985	2,120
Equinix
2.900%, 11/18/2026	1,849	2,018
2.625%, 11/18/2024	886	948
ERP Operating
4.625%, 12/15/2021	200	209
Federal Realty Investment Trust
3.950%, 01/15/2024	1,042	1,131
GLP Capital/GLP Financing II
5.750%, 06/01/2028	1,250	1,422
5.375%, 04/15/2026	1,555	1,726
5.300%, 01/15/2029	2,439	2,697
5.250%, 06/01/2025	1,250	1,352
4.000%, 01/15/2030	1,204	1,249
4.000%, 01/15/2031	330	342
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,497
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,110
3.500%, 08/01/2026	1,010	1,112
Healthpeak Properties
3.875%, 08/15/2024	4,926	5,491
2.875%, 01/15/2031	663	709
Highwoods Realty
2.600%, 02/01/2031	771	767
Kilroy Realty
2.500%, 11/15/2032	840	824
Kimco Realty
1.900%, 03/01/2028	697	688
Life Storage
3.875%, 12/15/2027	935	1,039
Mid-America Apartments
4.300%, 10/15/2023	674	737
4.000%, 11/15/2025	805	915
3.950%, 03/15/2029	661	767
3.750%, 06/15/2024	1,539	1,674
3.600%, 06/01/2027	95	107
1.700%, 02/15/2031	618	608
Piedmont Operating Partnership
4.450%, 03/15/2024	125	132
Prologis
3.000%, 04/15/2050	255	278

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Realty Income
3.250%, 01/15/2031	$1,501	$1,667
Regency Centers
2.950%, 09/15/2029	1,429	1,474
Sabra Health Care
3.900%, 10/15/2029	1,335	1,297
Simon Property Group
2.450%, 09/13/2029	1,915	1,911
2.000%, 09/13/2024	750	776
Simon Property Group LP
3.800%, 07/15/2050	1,540	1,600
SL Green Realty
4.500%, 12/01/2022	500	521
Spirit Realty
4.450%, 09/15/2026	79	85
4.000%, 07/15/2029	381	399
3.400%, 01/15/2030	792	789
3.200%, 02/15/2031	1,553	1,521
STORE Capital
4.625%, 03/15/2029	838	894
4.500%, 03/15/2028	2,475	2,618
Ventas Realty
3.000%, 01/15/2030	1,500	1,516
VEREIT Operating Partnership
3.400%, 01/15/2028	699	724
Welltower
4.500%, 01/15/2024	183	201

		67,567

Utilities — 2.3%
Alabama Power
3.700%, 12/01/2047	2,745	3,275
3.450%, 10/01/2049	914	1,049
Alabama Power Capital Trust V
3.396%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Ameren
3.500%, 01/15/2031	313	359
Appalachian Power
4.500%, 03/01/2049	60	74
4.450%, 06/01/2045	1,600	1,941
Arizona Public Service
3.150%, 05/15/2025	1,335	1,473
Black Hills
3.875%, 10/15/2049	591	679
3.050%, 10/15/2029	1,135	1,238
Boston Gas
4.487%, 02/15/2042 (C)	140	175
CenterPoint Energy
3.600%, 11/01/2021	1,095	1,134
2.950%, 03/01/2030	559	615
2.500%, 09/01/2022	133	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 09/01/2024	$1,433	$1,525
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	454	487
CenterPoint Energy Resources
4.500%, 01/15/2021	246	247
4.100%, 09/01/2047	642	740
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	321
4.750%, 02/23/2027 (C)	1,410	1,518
Commonwealth Edison
3.400%, 09/01/2021	140	143
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,623
4.450%, 03/15/2044	2,375	2,976
3.950%, 04/01/2050	210	252
3.350%, 04/01/2030	260	301
Consumers Energy
2.500%, 05/01/2060	557	541
Delmarva Power & Light
3.500%, 11/15/2023	170	185
Dominion Energy
3.071%, 08/15/2024	1,800	1,954
2.850%, 08/15/2026	852	942
2.000%, 08/15/2021	925	938
DTE Electric
2.950%, 03/01/2050	1,453	1,548
DTE Energy
3.800%, 03/15/2027	1,325	1,494
2.950%, 03/01/2030	881	953
2.529%, 10/01/2024	1,951	2,081
1.050%, 06/01/2025	4,566	4,603
Duke Energy
3.550%, 09/15/2021	952	976
3.150%, 08/15/2027	850	945
2.650%, 09/01/2026	859	937
2.450%, 06/01/2030	1,082	1,143
2.400%, 08/15/2022	1,380	1,430
1.800%, 09/01/2021	1,385	1,404
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,281
4.000%, 09/30/2042	1,512	1,860
Duke Energy Florida LLC
3.850%, 11/15/2042	720	860
3.200%, 01/15/2027	1,600	1,807
Duke Energy Indiana LLC
2.750%, 04/01/2050	605	628
Duke Energy Ohio
2.125%, 06/01/2030	1,006	1,064
Duke Energy Progress LLC
4.150%, 12/01/2044	250	313
2.800%, 05/15/2022	215	223
2.500%, 08/15/2050	806	798

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enel Finance International
4.625%, 09/14/2025 (C)	$2,420	$2,804
Entergy Texas
3.450%, 12/01/2027	1,625	1,771
Evergy
5.292%, 06/15/2022	1,216	1,299
2.900%, 09/15/2029	873	945
2.450%, 09/15/2024	1,229	1,304
Evergy Kansas Central
3.450%, 04/15/2050	1,779	2,049
Evergy Metro
5.300%, 10/01/2041	250	340
2.250%, 06/01/2030	1,341	1,431
Evergy Missouri West
8.270%, 11/15/2021	2,894	3,133
Eversource Energy
2.900%, 10/01/2024	3,730	4,040
Exelon
5.625%, 06/15/2035	1,720	2,309
4.700%, 04/15/2050	1,214	1,567
3.950%, 06/15/2025	1,395	1,594
FirstEnergy
7.375%, 11/15/2031	4,905	6,944
4.250%, 03/15/2023	3,375	3,580
3.900%, 07/15/2027	2,539	2,786
1.600%, 01/15/2026	300	297
Florida Power & Light
3.950%, 03/01/2048	120	154
3.250%, 06/01/2024	455	494
Interstate Power & Light
3.500%, 09/30/2049	504	570
ITC Holdings
4.050%, 07/01/2023	2,075	2,250
2.700%, 11/15/2022	1,324	1,383
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,282
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,039	1,225
4.000%, 04/15/2025 (C)	1,000	1,107
3.500%, 03/15/2023 (C)	5,050	5,294
MidAmerican Energy
4.800%, 09/15/2043	1,500	2,024
3.650%, 04/15/2029	1,330	1,587
3.650%, 08/01/2048	699	850
Mississippi Power
4.250%, 03/15/2042	969	1,150
3.950%, 03/30/2028	1,615	1,847
Monongahela Power
5.400%, 12/15/2043 (C)	2,000	2,787
NextEra Energy Capital Holdings
2.750%, 05/01/2025	1,127	1,224
2.403%, 09/01/2021	70	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 06/01/2030	$2,095	$2,198
NiSource
5.800%, 02/01/2042	471	646
0.950%, 08/15/2025	1,758	1,763
Oncor Electric Delivery LLC
3.700%, 11/15/2028	1,004	1,183
2.750%, 05/15/2030	1,950	2,177
Pacific Gas and Electric
4.550%, 07/01/2030	1,465	1,621
4.500%, 07/01/2040	333	347
3.950%, 12/01/2047	457	431
3.500%, 08/01/2050	220	205
3.300%, 12/01/2027	1,008	1,043
3.300%, 08/01/2040	531	496
2.500%, 02/01/2031	4,598	4,418
2.100%, 08/01/2027	3,591	3,485
1.750%, 06/16/2022	4,600	4,615
PECO Energy
4.150%, 10/01/2044	1,985	2,499
Pennsylvania Electric
3.250%, 03/15/2028 (C)	557	606
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,743
5.450%, 05/21/2028 (C)	1,030	1,215
4.125%, 05/15/2027 (C)	1,990	2,182
PPL Capital Funding
5.000%, 03/15/2044	881	1,128
4.125%, 04/15/2030	1,708	2,020
3.400%, 06/01/2023	190	203
3.100%, 05/15/2026	1,597	1,777
Progress Energy
6.000%, 12/01/2039	200	281
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,602
2.700%, 05/01/2050	1,460	1,522
2.050%, 08/01/2050	267	245
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,043
Sempra Energy
2.900%, 02/01/2023	1,240	1,304
Southern California Edison
4.650%, 10/01/2043	315	366
4.125%, 03/01/2048	1,072	1,198
2.850%, 08/01/2029	669	712
Southern California Gas
2.550%, 02/01/2030	1,840	2,008
Southern Gas Capital
5.875%, 03/15/2041	430	595
3.250%, 06/15/2026	1,550	1,680
1.750%, 01/15/2031	1,342	1,331
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,078

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Public Service
3.750%, 06/15/2049	$2,000	$2,388
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	462	508
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,608
3.450%, 02/15/2024	150	163
2.950%, 01/15/2022	1,720	1,765
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	2,964
3.550%, 07/15/2024 (C)	1,790	1,900

		185,046

Total Corporate Obligations (Cost $2,403,126) ($ Thousands)		2,623,323

U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bills
0.250%, 09/10/2020 (B)	4,170	4,170
0.180%, 12/03/2020 (B)	26,305	26,297
0.175%, 12/10/2020 (B)	9,160	9,157
0.167%, 10/08/2020 (B)	3,160	3,160
0.165%, 11/24/2020 (B)	5,620	5,619
0.165%, 10/15/2020 (B)	65,460	65,452
0.161%, 11/27/2020 (B)	6,915	6,913
0.155%, 10/22/2020 (B)	25,170	25,166
0.147%, 01/07/2021 (B)	40,690	40,672
0.147%, 11/03/2020 (B)	13,930	13,928
0.146%, 11/19/2020 (B)	8,130	8,128
0.140%, 11/12/2020 (B)	100,000	99,979
0.139%, 10/20/2020 (B)	142,950	142,930
0.124%, 01/21/2021 (B)	38,690	38,672
0.120%, 01/14/2021 (B)	20,505	20,495
0.116%, 02/04/2021 (B)	12,100	12,094
0.100%, 01/05/2021 (B)	3,710	3,708
0.098%, 12/08/2020 (B)	3,530	3,529
U.S. Treasury Bonds
3.750%, 11/15/2043	2,030	3,008
2.875%, 05/15/2043	25,407	33,081
2.750%, 11/15/2042	42,723	54,537
2.500%, 02/15/2045	27,471	33,723
2.000%, 02/15/2050	43,795	49,577
1.375%, 08/15/2050	39,550	38,809
1.250%, 05/15/2050	171,880	163,286
1.125%, 05/15/2040	36,311	35,778
1.125%, 08/15/2040	38,059	37,375
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	3,173	4,844
2.125%, 02/15/2041	1,530	2,363
1.375%, 02/15/2044	4,214	5,964
1.000%, 02/15/2046	3,656	4,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.000%, 02/15/2048	$8,750	$12,183
1.000%, 02/15/2049	21,852	30,728
0.750%, 02/15/2042	2,419	3,019
0.750%, 02/15/2045	1,850	2,348
0.250%, 02/15/2050	10,909	12,969
0.125%, 04/15/2025	4,932	5,304
0.125%, 07/15/2030	9,154	10,311
U.S. Treasury Notes
3.125%, 05/15/2021	9,121	9,309
2.500%, 02/28/2026	3,297	3,688
2.375%, 03/15/2022	6,508	6,730
2.250%, 04/30/2021	9,759	9,894
2.125%, 05/15/2022	908	939
1.375%, 01/31/2021	32,740	32,901
1.375%, 05/31/2021	37,156	37,494
0.625%, 08/15/2030	105,511	104,802
0.500%, 06/30/2027	17,260	17,295
0.500%, 08/31/2027	81,685	81,800
0.375%, 07/31/2027	48,102	47,771
0.250%, 06/15/2023	6,483	6,502
0.250%, 05/31/2025	40	40
0.250%, 06/30/2025	38,795	38,789
0.250%, 07/31/2025	103,576	103,511
0.250%, 08/31/2025	46,645	46,616
0.125%, 05/31/2022	6,424	6,422
0.125%, 06/30/2022	7,705	7,703
0.125%, 07/31/2022	62,403	62,384
0.125%, 08/31/2022	2,672	2,672
0.125%, 07/15/2023	11,650	11,643
0.125%, 08/15/2023	99,873	99,811

Total U.S. Treasury Obligations (Cost $1,797,618) ($ Thousands)		1,812,917

ASSET-BACKED SECURITIES — 7.7%

Automotive — 1.5%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	311	313
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	1,440	1,493
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	420	428
Americredit Automobile Receivables Trust,
Ser 2019-1, Cl A2A
2.930%, 06/20/2022	279	280
AmeriCredit Automobile Receivables Trust,
Ser 2020-1, Cl A2A
1.100%, 03/20/2023	439	441
AmeriCredit Automobile Receivables Trust,
Ser 2020-2, Cl A2A
0.600%, 12/18/2023	4,159	4,163

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	$610	$623
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	1,317	1,345
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	3,290	3,362
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	8,164	8,266
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	609	613
CarMax Auto Owner Trust, Ser 2020-2, Cl A1
1.252%, 05/17/2021	1,055	1,056
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (C)	956	961
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,441
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,407	1,439
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	3,930	3,941
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,830	1,829
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	2,675	2,690
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	1,007	1,012
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	1,080	1,082
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	769	784
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	651	654
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	3,093	3,102
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A3
0.620%, 08/15/2023	3,832	3,847

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	$470	$473
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	5,715	6,309
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	3,776	4,086
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	348	353
Ford Credit Auto Owner Trust, Ser 2019-C, Cl A2A
1.880%, 07/15/2022	325	327
Ford Credit Auto Owner Trust, Ser 2019- REV1, Cl A
3.520%, 07/15/2030 (C)	4,099	4,495
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A2
1.030%, 10/15/2022	725	728
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3
1.040%, 08/15/2024	2,192	2,220
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A4
0.790%, 11/15/2025	1,364	1,379
Ford Credit Auto Owner Trust, Ser 2020- REV1, Cl A
2.040%, 08/15/2031 (C)	6,986	7,376
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,090
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	240	241
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4
1.010%, 07/22/2024	392	397
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	663	667
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	1,193	1,220
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,765
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	1,160	1,196
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/2024	1,725	1,767

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	$665	$667
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	370	378
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A1
1.198%, 05/17/2021	940	941
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/2023	3,985	3,989
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (C)	1,225	1,225
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A3
0.550%, 02/18/2025	2,607	2,620
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A4
0.770%, 10/15/2026	685	692
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.110%, 05/15/2023	675	679
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	46	46
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (C)	286	287
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	765	781
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	5,218	5,222
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	4,109	4,380
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (C)	2,825	2,829
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl A2
1.390%, 08/15/2024 (C)	1,070	1,077
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	2,490	2,570
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A4
1.420%, 01/15/2022	87	87
Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.910%, 09/15/2023	1,500	1,534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	$391	$394
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	530	543
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	365	368
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A3
0.980%, 11/20/2024	2,021	2,045
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A4
1.260%, 08/20/2026	758	777

		119,385

Credit Cards — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.792%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	2,927	2,938
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.672%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	2,318	2,329
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	700	700
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.742%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	1,070	1,075
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	4,610	4,780
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.803%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	3,325	3,353
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.928%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	5,700	5,705
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	1,115	1,186
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.762%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	2,895	2,907

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
0.492%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	$5,360	$5,365
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	1,115	1,157

		31,495

Mortgage Related Securities — 0.3%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	24	25
ABFC Trust, Ser 2005-AQ1, Cl A4
4.631%, 01/25/2034	66	67
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
0.655%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	6,992
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,736
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.982%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	212	206
GSAMP Trust, Ser 2006-HE2, Cl A3
0.435%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	831	830
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.335%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	810	368
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
1.105%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	1,685	1,714
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	15	8
RASC Trust, Ser 2005-KS9, Cl M5
0.805%, VAR ICE LIBOR USD 1 Month+0.630%, 10/25/2035	8,000	7,782
Soundview Home Loan Trust, Ser 2006- OPT3, Cl 2A3
0.345%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	616	608
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	49	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.175%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	$3,762	$3,667

		26,051

Other Asset-Backed Securities — 5.5%
AccessLex Institute, Ser 2007-A, Cl A3
0.550%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	3,266	3,141
ACIS CLO, Ser 2014-4A, Cl A
1.671%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (C)	18	17
ACIS CLO, Ser 2015-6A, Cl A1
1.841%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	290	290
Allegro CLO V, Ser 2017-1A, Cl A
1.511%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,078
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	700	716
Ammc CLO IX, Ser 2019-19A, Cl AR
1.415%, VAR ICE LIBOR USD 3 Month+1.140%, 10/16/2028 (C)	2,400	2,377
AMMC CLO XII, Ser 2017-12A, Cl AR
1.443%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	742
Apex Credit CLO, Ser 2017-1A, Cl A1
1.734%, VAR ICE LIBOR USD 3 Month+1.470%, 04/24/2029 (C)	794	793
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.202%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,200	1,190
Applebee’s Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	2,000	1,729
ARES LII CLO, Ser 2019-52A, Cl B
2.108%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	746
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.195%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,024
Ballyrock CLO, Ser 2018-1A, Cl A1
1.272%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	500	491
Barings BDC Static CLO, Ser 2019-1A, Cl A1
1.295%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	677	675
Barings CLO, Ser 2017-IA, Cl AR
1.072%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	3,625	3,588
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (C)	3,853	3,882

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Black Diamond CLO, Ser 2017-1A, Cl A1A
1.554%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (C)	$1,800	$1,788
BlueMountain CLO, Ser 2016-1A, Cl A1R
1.596%, VAR ICE LIBOR USD 3 Month+1.330%, 04/13/2027 (C)	371	371
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.303%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (C)	1,000	992
BMW Floorplan Master Owner Trust,
Ser 2018-1, Cl A1 3.150%, 05/15/2023 (C)	530	540
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.875%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,523	1,493
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
1.450%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,847
Brazos Higher Education Authority, Ser 2011- 1, Cl A2
1.050%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	540	538
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
1.245%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,494
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.295%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/2031 (C)	863	849
Carlyle US CLO, Ser 2017-2A, Cl A1B
1.492%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	500	494
Catskill Park CLO, Ser 2017-1A, Cl A2
1.972%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,485
CBAM, Ser 2017-1A, Cl A1
1.522%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/2030 (C)	750	747
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.994%, 11/25/2034	167	175
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.994%, 11/25/2034	165	172
CIT Education Loan Trust, Ser 2007-1, Cl A
0.387%, VAR ICE LIBOR USD 3
Month+0.090%, 03/25/2042 (C)	1,668	1,580
Citicorp Residential Mortgage Trust,
Ser 2006-2, Cl A5 5.258%, 09/25/2036	3,424	3,502
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	2,247	2,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2020-A, Cl A4 1.510%, 04/15/2027	$450	$463
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	697	759
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	4,479	4,728
College Avenue Student Loans LLC, Ser 2017- A, Cl A1
1.825%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,078	1,073
Columbia Cent CLO XXIX, Ser 2020-29A, Cl A1N
1.919%, VAR ICE LIBOR USD 3 Month+1.700%, 07/20/2031 (C)	1,030	1,030
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	0	–
Commonbond Student Loan Trust, Ser 2018- CGS, Cl A1
3.870%, 02/25/2046 (C)	1,432	1,494
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	3,126
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.077%, 06/25/2040 (A)(C)	241	22
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.715%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	2,702	2,566
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	316	306
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.536%, 10/25/2046 (A)	36	35
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.505%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	70	67
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.282%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,358	2,228
Countrywide Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.462%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	28	28
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	32	33

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.181%, 12/25/2036	$392	$378
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (A)(C)	7,388	7,624
CVP CLO, Ser 2018-2A, Cl A
1.462%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,484
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
1.295%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,208	1,200
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	366	372
Dryden LXXV CLO, Ser 2019-75A, Cl AR 1.475%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,250
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
1.175%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (C)	899	891
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
1.175%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,087
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	441	445
Educational Funding of the South, Ser 2011- 1, Cl A2
0.895%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,013	1,012
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.175%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	3,479	3,441
Elmwood CLO II, Ser 2019-2A, Cl A
1.722%, VAR ICE LIBOR USD 3 Month+1.450%, 04/20/2031 (C)	2,850	2,849
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	329
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,079	1,091
Golub Capital Partners CLO, Ser 2019-45A, Cl A
2.855%, VAR ICE LIBOR USD 3 Month+1.720%, 10/20/2031 (C)	1,500	1,468
Halcyon Loan Advisors Funding, Ser 2018- 2A, Cl AR
1.325%, VAR ICE LIBOR USD 3
Month+1.080%, 07/25/2027 (C)	624	621

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.622%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2033 (C)	$1,290	$1,281
Higher Education Funding I, Ser 2014-1, Cl A
1.300%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	2,740	2,733
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	1,571	1,624
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	3,752	3,897
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (C)	4,750	4,753
HSI Asset Securitization Trust, Ser 2006- OPT1, Cl 2A4
0.475%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	536	535
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.355%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	307	304
Jamestown CLO IV, Ser 2017-4A, Cl A2R
1.625%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	990
JFIN CLO, Ser 2017-2A, Cl A1AR
1.442%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	224	223
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,480	1,694
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,000	2,227
John Deere Owner Trust, Ser 2018-B, Cl A3
3.080%, 11/15/2022	1,203	1,221
John Deere Owner Trust, Ser 2020-B, Cl A2
0.410%, 03/15/2023	1,415	1,415
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.878%, 08/25/2038 (A)(C)	1,185	24
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.946%, 04/25/2040 (A)(C)	213	18
KKR CLO XVI, Ser 2019-16, Cl A1R
1.522%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	1,640	1,636
KKR CLO XVI, Ser 2019-16, Cl A2R
2.072%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	724
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.351%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	925	914

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XIII, Ser 2019-13A, Cl ARR
1.412%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	$2,485	$2,472
LCM XVIII, Ser 2019-19A, Cl AR
1.515%, VAR ICE LIBOR USD 3 Month+1.240%, 07/15/2027 (C)	410	409
LCM XXI, Ser 2018-21A, Cl AR
1.152%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,933
LCM XXIV, Ser 2017-24A, Cl A
1.582%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,497
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
2.275%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	1,000	962
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.512%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (C)	670	670
Mid-State Capital Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	184	196
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,278	3,510
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,567	1,671
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	1,821	1,847
MVW LLC, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	167	170
MVW LLC, Ser 2020-1A, Cl A
1.740%, 10/20/2037 (C)	1,801	1,830
Myers Park CLO, Ser 2018-1A, Cl B1
1.872%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	871
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.312%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	704	716
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	725	752
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	698	712
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	856	880
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,318	3,505
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	4,100	4,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	$2,096	$2,170
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	3,368	3,538
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.212%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2059 (C)	1,601	1,601
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	7,017	7,248
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	3,126	3,200
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	2,606	2,705
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.062%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	1,634	1,625
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	611	614
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	1,473	1,495
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A2A
2.150%, 11/15/2068 (C)	1,473	1,496
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	2,742	2,772
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	2,971	3,005
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (C)	1,736	1,738
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.685%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,688	3,561
Navient Student Loan Trust, Ser 2014-3, Cl A
0.795%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,135	3,963
Navient Student Loan Trust, Ser 2014-4, Cl A
0.795%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,842	2,714

46	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$123	$123
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.225%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	4,000	3,981
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	2,181	2,268
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	2,612	2,745
Navient Student Loan Trust, Ser 2020-1A, Cl A1B
1.199%, VAR ICE LIBOR USD 1 Month+1.050%, 06/25/2069 (C)	4,324	4,362
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.171%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,066	1,044
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.405%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,108	2,037
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.355%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,930	6,641
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.406%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,154	5,905
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.426%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	5,343	5,158
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.486%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	805	755
Nelnet Student Loan Trust, Ser 2007-1, Cl A4
0.360%, VAR ICE LIBOR USD 3 Month+0.110%, 08/27/2036	3,390	3,198
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	766	758
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
0.745%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	670	650
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.125%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,605
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.365%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	10,616	10,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Northstar, Education Finance Authority, Ser 2007-1, Cl A2
0.997%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	$36	$36
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
1.154%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	27	27
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.153%, VAR ICE LIBOR USD 3 Month+1.870%, 10/15/2029 (C)	3,000	3,001
Octagon Investment Partners 45, Ser 2019- 1A, Cl A
1.605%, VAR ICE LIBOR USD 3 Month+1.330%, 10/15/2032 (C)	1,500	1,498
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (C)	335	342
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,752	1,803
Owl Rock CLO III, Ser 2020-3A, Cl A1L
2.072%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2032 (C)	1,620	1,559
Parallel, Ser 2020-1A, Cl A1
1.983%, VAR ICE LIBOR USD 3 Month+1.825%, 07/20/2031 (C)	1,500	1,500
Parliament Funding II, Ser 2020-1A, Cl A
2.764%, VAR ICE LIBOR USD 3 Month+2.450%, 08/12/2030 (C)	1,525	1,525
RASC Trust, Ser 2006-KS2, Cl M2
0.565%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	3,625	3,544
Recette CLO, Ser 2017-1A, Cl AR
1.192%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (C)	485	481
Rockford Tower CLO, Ser 2019-2A, Cl A
1.583%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	5,000	4,969
RR 3, Ser 2018-3A, Cl A1R2
1.365%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,090
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	2,363	2,535
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	1,111	1,186
Seven Sticks CLO, Ser 2018-1A, Cl A1R
1.325%, VAR ICE LIBOR USD 3 Month+1.050%, 07/15/2028 (C)	746	741
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.892%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	1,128	1,124

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.063%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	$1,098	$1,018
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.063%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	998	931
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.513%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	3,636	3,526
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.415%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	3,456	3,269
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.405%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	3,995
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.305%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,268	2,122
SLM Student Loan Trust, Ser 2008-2, Cl B
1.445%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	915
SLM Student Loan Trust, Ser 2008-3, Cl B
1.445%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	938
SLM Student Loan Trust, Ser 2008-4, Cl B
2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	996
SLM Student Loan Trust, Ser 2008-5, Cl B
2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,049
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.345%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	4,931	4,686
SLM Student Loan Trust, Ser 2008-6, Cl B
2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	965
SLM Student Loan Trust, Ser 2008-7, Cl B
2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,016
SLM Student Loan Trust, Ser 2008-8, Cl B
2.495%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,118
SLM Student Loan Trust, Ser 2008-9, Cl A
1.745%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,447	3,377
SLM Student Loan Trust, Ser 2008-9, Cl B
2.495%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,101
SLM Student Loan Trust, Ser 2010-1, Cl A
0.575%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	135	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.375%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	$495	$494
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.125%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,574	3,408
SLM Student Loan Trust, Ser 2012-2, Cl A
0.875%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,102	2,916
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	656	630
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.795%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,081	3,933
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
1.162%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	676	677
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
1.562%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	362	363
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	2,012	2,057
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	981	1,000
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
1.612%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	3,081	3,081
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
1.262%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,070	1,069
SMB Private Education Loan Trust, Ser 2018- C, Cl A2A
3.630%, 11/15/2035 (C)	1,274	1,341
SMB Private Education Loan Trust, Ser 2019- A, Cl A2A
3.440%, 07/15/2036 (C)	5,292	5,561
SMB Private Education Loan Trust, Ser 2020- BA, Cl A1A
1.290%, 07/15/2053 (C)	4,168	4,163
SMB Private Education Loan Trust, Ser 2020- PTA, Cl A2A
1.600%, 09/15/2054 (C)	8,530	8,591
SoFi Consumer Loan Program LLC, Ser 2017- 4, Cl A
2.500%, 05/26/2026 (C)	192	194

48	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (C)	$142	$143
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	1,785	1,798
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	2,329	2,355
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	615	621
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.125%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	94	94
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	177	177
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	206	209
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.875%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	196	196
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	163	167
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.675%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	119	119
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	1,150	1,169
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	1,038	1,073
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,320
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	3,545	3,686
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	4,268	4,354
South Carolina Student Loan, Ser 2015-A, Cl A
1.675%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,939	1,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	$2,480	$2,494
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.725%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,266	3,066
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.345%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	5,475	5,308
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
1.493%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	500	497
TCI-Symphony CLO, Ser 2018-1A, Cl BR
1.916%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,481
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(C)	513	517
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (A)(C)	1,259	1,333
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (A)(C)	2,620	2,787
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(C)	1,252	1,277
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (A)(C)	3,901	4,135
Tralee CLO III, Ser 2017-3A, Cl AR
1.302%, VAR ICE LIBOR USD 3 Month+1.030%, 10/20/2027 (C)	957	951
Tralee CLO V, Ser 2018-5A, Cl B
1.972%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	978
Tralee CLO VI, Ser 2019-6A, Cl AS
1.545%, VAR ICE LIBOR USD 3 Month+1.300%, 10/25/2032 (C)	1,760	1,755
Triton Container Finance VIII LLC, Ser 2020- 1A, Cl A
2.110%, 09/20/2045 (C)	1,630	1,630
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	601	637
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	589	629
Venture XXX CLO, Ser 2017-30A, Cl B
1.875%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	1,956
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.342%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)	900	887

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	$4,475	$4,589
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	3,894	4,000
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	5,534	5,532
Voya CLO, Ser 2017-2A, Cl A2A
1.985%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,000	989
Voya CLO, Ser 2018-3A, Cl A1A
1.425%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)	1,000	994
Voya CLO, Ser 2018-3A, Cl A1R
1.462%, VAR ICE LIBOR USD 3 Month+1.190%, 10/18/2031 (C)	750	744
Wellfleet CLO, Ser 2020-2A, Cl A
2.054%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (C)	1,020	1,020
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.465%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036	10,500	9,858
Whitebox Clo II, Ser 2020-2A, Cl A1
1.992%, VAR ICE LIBOR USD 3 Month+1.750%, 10/24/2031 (C)	1,710	1,710
Zais CLO II, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	217	216
Zais CLO V, Ser 2016-2A, Cl A1
1.805%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	985	980
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.765%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)	1,892	1,889
Zais CLO XVI, Ser 2020-16A, Cl A2
1.722%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (C)	2,775	2,775

		434,772

Total Asset-Backed Securities
(Cost $606,902) ($ Thousands)		611,703

SOVEREIGN DEBT — 1.9%
Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)	1,010	1,229
3.125%, 09/30/2049 (C)	2,875	3,091
2.500%, 10/11/2022 (C)	4,020	4,160
2.500%, 04/16/2025 (C)	3,681	3,902
1.700%, 03/02/2031 (C)	440	437
Asian Development Bank MTN
0.625%, 04/07/2022	2,532	2,548
Bermuda Government International Bond
3.375%, 08/20/2050 (C)	777	813

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
China Government Bond
3.310%, 11/30/2025	CNY	5,000	$749
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	3,266
5.200%, 05/15/2049		3,300	4,087
5.000%, 06/15/2045		1,840	2,203
3.125%, 04/15/2031		2,708	2,809
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,490
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		1,264	1,455
5.250%, 01/08/2047 (C)		1,210	1,603
5.125%, 01/15/2045 (C)		2,040	2,634
4.875%, 05/05/2021		500	513
4.750%, 07/18/2047 (C)		400	500
4.450%, 04/15/2070		1,025	1,257
3.850%, 07/18/2027 (C)		1,610	1,813
3.750%, 04/25/2022		500	520
Inter-American Development Bank MTN
0.875%, 04/03/2025		2,592	2,647
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,489
4.153%, 11/01/2024 (B)		1,000	975
3.514%, 02/15/2025 (B)		1,000	972
3.459%, 08/15/2025 (B)		1,000	969
Israel Government International Bond
4.500%, 04/03/2120		677	930
3.875%, 07/03/2050		400	477
3.375%, 01/15/2050		748	824
2.750%, 07/03/2030		3,620	3,980
Japan Bank for International Cooperation
1.750%, 10/17/2024		1,894	1,989
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		2,480	3,371
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,810	2,048
Mexico Government International Bond
6.050%, 01/11/2040		4,408	5,676
5.000%, 04/27/2051		889	1,026
4.750%, 03/08/2044		5,012	5,621
4.600%, 02/10/2048		608	669
4.500%, 04/22/2029		2,944	3,319
4.000%, 10/02/2023		810	883
3.900%, 04/27/2025		1,640	1,805
3.600%, 01/30/2025		3,190	3,461
3.250%, 04/16/2030		1,297	1,346
Panama Government International Bond
6.700%, 01/26/2036		1,830	2,695
4.500%, 05/15/2047		2,430	3,129
4.500%, 04/01/2056		830	1,078
4.300%, 04/29/2053		950	1,204
3.160%, 01/23/2030		110	120

50	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	$1,353	$1,703
4.950%, 04/28/2031 (C)	1,129	1,304
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,543
5.625%, 11/18/2050	2,400	3,970
2.783%, 01/23/2031	332	362
2.392%, 01/23/2026	1,095	1,152
Poland Government International Bond
4.000%, 01/22/2024	7,630	8,507
Qatar Government International Bond
4.817%, 03/14/2049 (C)	2,970	4,061
4.400%, 04/16/2050 (C)	2,635	3,420
4.000%, 03/14/2029 (C)	1,380	1,614
3.875%, 04/23/2023	2,870	3,084
3.400%, 04/16/2025 (C)	2,588	2,838
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,000	9,507
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	552
Svensk Exportkredit MTN
0.750%, 04/06/2023	3,407	3,443
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,623
4.375%, 01/23/2031	3,280	3,928

Total Sovereign Debt (Cost $130,331) ($ Thousands)		150,393

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLB
0.190%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	4,140	4,140
FHLB DN
0.160%, 10/28/2020 (B)	1,220	1,220
0.101%, 10/21/2020 (B)	5,820	5,819
0.095%, 11/25/2020 (B)	1,820	1,820
0.090%, 11/04/2020 (B)	2,980	2,979
FHLMC
2.375%, 01/13/2022	565	582
FNMA
2.625%, 09/06/2024	510	558
2.000%, 01/05/2022	70	72
0.875%, 08/05/2030	4,000	3,932
0.500%, 06/17/2025	7,405	7,426
FNMA DN
0.160%, 01/15/2021 (B)	10,000	9,995
Resolution Funding Interest STRIP
1.317%, 01/15/2030 (B)	1,930	1,717

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Principal STRIP
1.426%, 04/15/2030 (B)	$1,515	$1,346
1.335%, 01/15/2030 (B)	960	856
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,925
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (B)	1,000	965

Total U.S. Government Agency Obligations (Cost $44,971) ($ Thousands)		45,352

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, Build America Project, GO Callable 10/01/2020 @ 100
7.950%, 03/01/2036	–	–
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	725	1,332
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	5,165	5,700

		7,032

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	161	233
6.637%, 04/01/2057	2,353	3,472

		3,705

Massachusetts — 0.1%
Massachusetts State, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2049	3,250	3,489

Missouri — 0.0%
Missouri State, Health and Education Facilities, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	650	760
Missouri State, Health and Education Facilities, RB Callable 02/15/2057 @ 100
3.652%, 08/15/2057	885	1,090

		1,850

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	$1,170	$1,917

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,090
New York City, Build America Project, Ser F-1, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,031
New York State, Dormitory Authority, Ser A, RB Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,945	2,194
New York State, Environmental Facilities, RB Callable 06/15/2029 @ 100
4.000%, 06/15/2037	1,420	1,707
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	1,685	1,955

		9,977

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	1,024

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,340	1,470

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	2,075
University of Texas System, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	585	604

		2,679

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	1,595	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Housing Development Authority, Ser 2006-C, RB
6.000%, 06/25/2034	$111	$119

		1,676

Total Municipal Bonds
(Cost $29,562) ($ Thousands)		34,819

	Shares

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	549,425,604	549,426

Total Cash Equivalent
(Cost $549,426) ($ Thousands)		549,426

Total Investments in Securities — 109.7%
(Cost $8,327,080) ($ Thousands)		$8,660,965

	Contracts

PURCHASED OPTIONS*(F) — 0.0%

Total Purchased Options
(Cost $909) ($ Thousands)	3,481	$531

WRITTEN OPTIONS* — (0.0)%

Total Written Options(F)
(Premiums Received $905) ($ Thousands)	(1,637)	$(711)

52	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

A list of exchange traded option contracts held by the Fund at August 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
September 2020, U.S. Bond Future Option*	765	$134,051	$174.00	9/19/2020	$239
September 2020, U.S. Bond Future Option*	41	7,184	171.00	9/19/2020	2

		141,235			241

Call Options
September 2020, U.S. 10 Year Future Option*	624	86,786	139.50	9/19/2020	59
October 2020, U.S. 10 Year Future Option*	318	44,282	140.50	9/19/2020	20
October 2020, U.S. 5 Year Future Option*	674	84,945	126.25	9/19/2020	47
September 2020, U.S. Bond Future Option*	417	73,071	177.50	9/19/2020	104
September 2020, U.S. Bond Future Option*	642	112,498	179.00	9/19/2020	60

		401,582			290

Total Purchased Options		$542,817			$531

WRITTEN OPTIONS — (0.0)%

Put Options
October 2020, U.S. 5 Year Future Option*	(674)	$(84,945)	125.25	09/19/20	$(16)
September 2020, U.S. Bond Future Option*	(41)	(7,184)	172.00	09/19/20	(2)
September 2020, U.S. Bond Future Option*	(255)	(44,684)	176.50	09/19/20	(331)

		(136,813)			(349)

Call Options
October 2020, U.S. 10 Year Future Option*	(106)	(14,761)	139.50	09/19/20	(32)
September 2020, U.S. 10 Year Future Option*	(208)	(28,929)	139.00	09/19/20	(81)
September 2020, U.S. Bond Future Option*	(214)	(37,499)	176.50	09/19/20	(110)
September 2020, U.S. Bond Future Option*	(139)	(24,357)	175.50	09/19/20	(139)

		(105,546)			(362)

Total Written Options		$(242,359)			$(711)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(1,112)	Dec-2021	$(275,639)	$(277,388)	$(1,749)
90-Day Euro$	(553)	Mar-2021	(137,768)	(137,974)	(206)
Euro-Bund	(170)	Dec-2020	(34,760)	(35,118)	141
Euro-Bund	(190)	Sep-2020	(37,171)	(39,892)	(101)
U.S. 2-Year Treasury Note	8	Jan-2021	1,767	1,768	1
U.S. 2-Year Treasury Note	(269)	Jan-2021	(59,423)	(59,434)	(11)
U.S. 5-Year Treasury Note	1,536	Jan-2021	193,416	193,584	168
U.S. 5-Year Treasury Note	(1,094)	Jan-2021	(137,804)	(137,878)	(74)
U.S. 10-Year Treasury Note	1,403	Dec-2020	195,090	195,368	278
U.S. Long Treasury Bond	(470)	Dec-2020	(83,522)	(82,588)	934
U.S. Long Treasury Bond	667	Dec-2020	118,310	117,204	(1,106)
U.S. Ultra Long Treasury Bond	104	Dec-2020	22,961	22,974	13
U.S. Ultra Long Treasury Bond	586	Dec-2020	131,661	129,451	(2,210)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Note	(521)	Dec-2020	$(83,282)	$(83,067)	$215

			$(186,164)	$(192,990)	$(3,707)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/16/20	EUR	6,436	USD	7,256	$(448)
BNP Paribas	10/16/20	USD	8,928	CAD	12,220	453
BNP Paribas	10/16/20	CNH	9,709	USD	1,376	(36)
Citigroup	10/16/20	GBP	1,568	USD	1,958	(143)
Citigroup	10/16/20	USD	3,558	AUD	5,148	248
Goldman Sachs	10/16/20	USD	5,432	CAD	7,380	234
Goldman Sachs	10/16/20	USD	13,609	BRL	73,127	(296)

						$12

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2020, is as follows:

			Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.3406	Sell	1.00%	Quarterly	06/20/2025	(256,820)	$4,229	$(570)	$4,799

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	FIXED 0.19	Quarterly	06/15/2022	USD	64,527	$(35)	$–	$(35)
FIXED 0.26%	12M USD FEDL 01	Annually	05/15/2027	USD	1,223	–	(4)	4
1.85%	3-MONTH USD - LIBOR	Semi-Annually	11/15/2044	USD	10,907	(1,908)	21	(1,929)
FIXED 0.56	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	428	96	332
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	77	–	77
FIXED 0.8%	USD-LIBOR-BBA	Semi-Annually	11/15/2045	USD	29,256	1,837	514	1,323
0.9%	3-MONTH USD - LIBOR	Quarterly	03/17/2050	USD	6,235	305	7	298
0.79177%	3-MONTH USD - LIBOR	Semi-Annually	03/18/2050	USD	3,155	244	–	244
3-MONTH USD - LIBOR	.81801%	Semi-Annually	03/19/2050	USD	3,185	225	–	225
FIXED 0.885%	3M USD-LIBOR-BBA	Semi-Annually	07/13/2050	USD	3,216	172	–	172

						$1,345	$634	$711

Percentages are based on Net Assets of $7,895,931 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $1,071,168 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Securities

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

DAC — Designated Activity Company

54	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Continued)

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	2,833,032	–	2,833,032
Corporate Obligations	–	2,623,323	–	2,623,323
U.S. Treasury Obligations	–	1,812,917	–	1,812,917
Asset-Backed Securities	–	611,703	–	611,703
Sovereign Debt	–	150,393	–	150,393
U.S. Government Agency Obligations	–	45,352	–	45,352
Municipal Bonds	–	34,819	–	34,819
Cash Equivalent	549,426	–	–	549,426

Total Investments in Securities	549,426	8,111,539	–	8,660,965

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	531	–	–	531
Written Options	(711)	–	–	(711)
Futures Contracts*
Unrealized Appreciation	1,750	–	–	1,750
Unrealized Depreciation	(5,457)	–	–	(5,457)
Forwards Contracts*
Unrealized Appreciation	–	935	–	935
Unrealized Depreciation	–	(923)	–	(923)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4,799	–	4,799
Interest Rate Swaps*
Unrealized Appreciation	–	2,675	–	2,675
Unrealized Depreciation	–	(1,964)	–	(1,964)

Total Other Financial Instruments	(3,887)	5,522	–	1,635

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Core Fixed Income Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $256.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$4,228,700	$4,228,700
Maximum potential amount of future payments	—	—	—	256,820,000	256,820,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$256,820,000	$—	$—	$256,820,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$256,820,000	$—	$—	$256,820,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):
Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$360,500	$ 1,399,269	$(1,210,343)	$ -	$ -	$549,426	549,425,604	$27	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

56	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.3%

Communication Services — 13.9%
Altice Financing
7.500%, 05/15/2026 (A)	$2,405	$2,567
5.000%, 01/15/2028 (A)	4,350	4,468
Altice France
8.125%, 02/01/2027 (A)	1,647	1,836
Altice France Holding
10.500%, 05/15/2027 (A)	1,135	1,301
6.000%, 02/15/2028 (A)	5,408	5,408
AMC Entertainment Holdings
12.000%, 06/15/2026 (A)	169	63
10.500%, 04/15/2025 (A)	2,420	2,130
10.500%, 04/24/2026 (A)	61	53
6.125%, 05/15/2027	680	204
5.750%, 06/15/2025	370	111
ANGI Group LLC
3.875%, 08/15/2028 (A)	1,314	1,331
CCO Holdings LLC
5.750%, 02/15/2026 (A)	4,495	4,711
5.500%, 05/01/2026 (A)	5,140	5,371
5.125%, 05/01/2027 (A)	2,170	2,311
5.000%, 02/01/2028 (A)	5,165	5,462
4.750%, 03/01/2030 (A)	600	645
4.500%, 08/15/2030 (A)	740	785
4.250%, 02/01/2031	4,793	5,014
CenturyLink
7.500%, 04/01/2024	1,480	1,678
6.875%, 01/15/2028	638	702
5.625%, 04/01/2025	325	351
5.125%, 12/15/2026 (A)	4,261	4,419
4.000%, 02/15/2027 (A)	1,131	1,148
Cincinnati Bell
8.000%, 10/15/2025 (A)	2,391	2,556
7.000%, 07/15/2024 (A)	455	470
Cinemark USA
8.750%, 05/01/2025 (A)	191	205
5.125%, 12/15/2022	874	819
Clear Channel International BV
6.625%, 08/01/2025 (A)	1,222	1,265
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	7,353	7,206
5.125%, 08/15/2027 (A)	2,930	2,960
Consolidated Communications
6.500%, 10/01/2022	5,891	5,758
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,835	3,182
6.750%, 11/15/2021	1,075	1,129
6.500%, 02/01/2029 (A)	695	782
5.750%, 01/15/2030 (A)	3,039	3,313
5.500%, 05/15/2026 (A)	2,400	2,517
4.625%, 12/01/2030 (A)	1,331	1,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	$5,535	$4,981
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	3,614	2,033
5.375%, 08/15/2026 (A)	9,097	7,096
Digicel Group
6.750%, 03/01/2023 (A)	1,730	1,124
Digicel International Finance
8.750%, 05/25/2024 (A)	1,363	1,377
DISH DBS
7.750%, 07/01/2026	2,360	2,702
7.375%, 07/01/2028 (A)	1,782	1,890
5.875%, 11/15/2024	5,429	5,738
5.000%, 03/15/2023	3,285	3,400
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	2,986
Embarq
7.995%, 06/01/2036	282	339
Entercom Media
7.250%, 11/01/2024 (A)	3,700	2,960
6.500%, 05/01/2027 (A)	375	320
EW Scripps
5.125%, 05/15/2025 (A)	1,301	1,291
Frontier Communications
11.000%, 09/15/2025 (B)	1,520	650
10.500%, 09/15/2022 (B)	1,655	732
8.500%, 04/01/2026 (A)(B)	3,615	3,660
8.000%, 04/01/2027 (A)(B)	2,549	2,562
7.125%, 01/15/2023 (B)	1,595	654
6.875%, 01/15/2025 (B)	4,255	1,697
GCI LLC
6.875%, 04/15/2025	275	285
6.625%, 06/15/2024 (A)	290	306
Getty Images
9.750%, 03/01/2027 (A)	2,935	2,759
Gogo Intermediate Holdings LLC
9.875%, 05/01/2024 (A)	2,396	2,492
Gray Television
7.000%, 05/15/2027 (A)	2,478	2,689
iHeartCommunications (C)
8.375%, 05/01/2027	4,540	4,597
6.375%, 05/01/2026	154	161
5.250%, 08/15/2027 (A)	2,652	2,639
4.750%, 01/15/2028 (A)	1,347	1,286
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	4,037	2,786
8.500%, 10/15/2024 (A)(B)	3,082	2,096
5.500%, 08/01/2023 (B)	3,909	2,599
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	1,010	43
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	5,916	6,345

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Level 3 Financing
5.375%, 01/15/2024	$550	$556
5.375%, 05/01/2025	5,216	5,372
4.625%, 09/15/2027 (A)	2,269	2,377
3.625%, 01/15/2029 (A)	3,125	3,133
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,774	1,934
5.625%, 03/15/2026 (A)	466	459
4.875%, 11/01/2024 (A)	4,780	4,697
4.750%, 10/15/2027 (A)	2,633	2,486
Match Group Holdings II LLC
4.125%, 08/01/2030 (A)	1,312	1,374
McClatchy
9.000%, 07/15/2026	5,635	5,607
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	2,920	1,664
Meredith
6.875%, 02/01/2026	4,235	3,679
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,077
Netflix
5.875%, 11/15/2028	863	1,057
5.375%, 11/15/2029 (A)	275	331
4.875%, 04/15/2028	1,862	2,155
4.875%, 06/15/2030 (A)	2,657	3,069
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	2,203	2,260
5.625%, 07/15/2027 (A)	6,756	7,128
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	1,788	1,643
Radiate Holdco LLC
6.875%, 02/15/2023 (A)	1,310	1,343
Sable International Finance
5.750%, 09/07/2027 (A)	3,388	3,570
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	4,991
Scripps Escrow
5.875%, 07/15/2027 (A)	1,114	1,114
SFR Group
7.375%, 05/01/2026 (A)	5,181	5,500
Sinclair Television Group
5.625%, 08/01/2024 (A)	750	750
5.500%, 03/01/2030 (A)	2,850	2,785
5.125%, 02/15/2027 (A)	4,180	4,065
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,925	2,114
5.375%, 07/15/2026 (A)	2,778	2,906
5.000%, 08/01/2027 (A)	1,427	1,514
4.625%, 07/15/2024 (A)	560	581
4.125%, 07/01/2030 (A)	2,481	2,612

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(D)	$950	$919
5.125%, 09/19/2027	799	839
Sprint
7.875%, 09/15/2023	2,793	3,247
7.625%, 02/15/2025	7,815	9,358
7.625%, 03/01/2026	2,559	3,147
7.250%, 09/15/2021	2,180	2,300
7.125%, 06/15/2024	4,635	5,387
Sprint Capital
8.750%, 03/15/2032	3,233	4,883
TEGNA
4.625%, 03/15/2028 (A)	2,684	2,711
Telecom Italia
5.303%, 05/30/2024 (A)	520	574
Telecom Italia Capital
6.375%, 11/15/2033	424	530
6.000%, 09/30/2034	2,699	3,279
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,339
Telesat Canada
6.500%, 10/15/2027 (A)	6,989	7,179
4.875%, 06/01/2027 (A)	1,793	1,820
Terrier Media Buyer
8.875%, 12/15/2027 (A)	8,257	8,548
T-Mobile USA
6.500%, 01/15/2026	2,195	2,298
6.375%, 03/01/2025	4,220	4,309
4.750%, 02/01/2028	4,835	5,210
4.375%, 04/15/2040 (A)	88	105
3.875%, 04/15/2030 (A)	525	602
3.500%, 04/15/2025 (A)	159	176
Townsquare Media
6.500%, 04/01/2023 (A)	2,455	2,265
Trilogy International Partners LLC
8.875%, 05/01/2022 (A)	275	253
TripAdvisor
7.000%, 07/15/2025 (A)	34	36
U.S. Cellular
6.700%, 12/15/2033	2,575	3,340
Univision Communications
9.500%, 05/01/2025 (A)	2,480	2,716
Urban One
7.375%, 04/15/2022 (A)	9,746	8,771
Videotron
5.375%, 06/15/2024 (A)	730	795
5.125%, 04/15/2027 (A)	955	1,010
Virgin Media Finance
5.000%, 07/15/2030 (A)	779	802
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,144

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Windstream Services LLC
9.000%, 06/30/2025 (A)(B)	$3,334	$167
WMG Acquisition
3.000%, 02/15/2031 (A)	752	748
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	893
4.000%, 03/01/2027 (A)	1,731	1,711
Ziggo BV
5.500%, 01/15/2027 (A)	1,875	1,971

		348,155

Consumer Discretionary — 12.8%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	2,528	2,597
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	1,437	1,473
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(E)	125	1
7.875%, 01/15/2009 (B)(E)	250	–
7.750%, 05/01/2009 (B)(E)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(E)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	690	647
Adient US LLC
9.000%, 04/15/2025 (A)	227	252
7.000%, 05/15/2026 (A)	540	580
American Axle & Manufacturing
6.875%, 07/01/2028	1,584	1,650
6.500%, 04/01/2027	1,760	1,808
6.250%, 04/01/2025	720	742
6.250%, 03/15/2026	660	673
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,323	1,362
American Greetings
8.750%, 04/15/2025 (A)	4,090	3,845
Aramark Services
5.000%, 02/01/2028 (A)	745	741
Asbury Automotive Group
4.500%, 03/01/2028 (A)	2,305	2,357
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	3,998	4,008
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)	2,600	–
Boyd Gaming
8.625%, 06/01/2025 (A)	1,699	1,873
6.375%, 04/01/2026	1,691	1,763
6.000%, 08/15/2026	530	553
4.750%, 12/01/2027	467	465
Boyne USA
7.250%, 05/01/2025 (A)	370	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brinker International
3.875%, 05/15/2023	$995	$970
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,013
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	894	951
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	4,515	4,322
Carnival
11.500%, 04/01/2023 (A)	5,093	5,685
10.500%, 02/01/2026 (A)	1,254	1,317
Carvana
8.875%, 10/01/2023 (A)	2,775	2,908
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	988	1,057
Cedar Fair
5.500%, 05/01/2025 (A)	285	294
5.375%, 06/01/2024	2,100	2,106
5.250%, 07/15/2029	110	107
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	3,816
Century Communities
6.750%, 06/01/2027	624	668
5.875%, 07/15/2025	1,771	1,842
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,089	1,880
Claire’s Stores Inc (Escrow Security)
9.000%, 03/15/2019 (B)	1,480	–
Clarios Global
8.500%, 05/15/2027 (A)	5,041	5,352
6.750%, 05/15/2025 (A)	2,200	2,357
6.250%, 05/15/2026 (A)	2,270	2,408
Colt Merger Sub
8.125%, 07/01/2027 (A)	1,140	1,208
6.250%, 07/01/2025 (A)	3,149	3,338
5.750%, 07/01/2025 (A)	223	234
Constellation Merger Sub
8.500%, 09/15/2025 (A)	853	725
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	520	551
5.625%, 11/15/2026 (A)	1,485	838
Core & Main
6.125%, 08/15/2025 (A)	3,008	3,091
Core & Main Holdings
8.625%cash/0% PIK, 09/15/2024 (A)	2,640	2,686
CSC Holdings LLC
5.875%, 09/15/2022	152	161
Dana
5.625%, 06/15/2028	508	535
5.375%, 11/15/2027	715	751
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,312

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delphi Technologies
5.000%, 10/01/2025 (A)	$1,660	$1,903
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,020	2,673
eG Global Finance
8.500%, 10/30/2025 (A)	842	901
6.750%, 02/07/2025 (A)	3,975	4,109
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,271	2,487
ESH Hospitality
5.250%, 05/01/2025 (A)	495	502
4.625%, 10/01/2027 (A)	2,035	2,035
Expedia Group Inc
7.000%, 05/01/2025 (A)	614	668
6.250%, 05/01/2025 (A)	1,171	1,287
Ferrellgas
10.000%, 04/15/2025 (A)	559	608
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor
9.625%, 04/22/2030	745	977
9.000%, 04/22/2025	2,176	2,547
8.500%, 04/21/2023	5,080	5,615
Ford Motor Credit LLC
5.596%, 01/07/2022	1,101	1,131
5.584%, 03/18/2024	105	112
5.125%, 06/16/2025	970	1,019
5.113%, 05/03/2029	2,125	2,246
4.687%, 06/09/2025	1,245	1,279
4.542%, 08/01/2026	780	796
4.271%, 01/09/2027	485	489
4.140%, 02/15/2023	395	403
4.125%, 08/17/2027	3,294	3,285
4.063%, 11/01/2024	1,577	1,600
3.815%, 11/02/2027	2,345	2,292
3.813%, 10/12/2021	930	934
3.810%, 01/09/2024	225	226
3.370%, 11/17/2023	994	999
3.350%, 11/01/2022	265	265
3.096%, 05/04/2023	448	445
3.087%, 01/09/2023	57	57
2.979%, 08/03/2022	1,105	1,097
1.146%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,380	1,331
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	210	214
Gap
8.875%, 05/15/2027 (A)	575	648
8.625%, 05/15/2025 (A)	3,170	3,538
8.375%, 05/15/2023 (A)	455	507
General Motors
6.800%, 10/01/2027	2,079	2,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2025	$727	$853
G-III Apparel Group
7.875%, 08/15/2025 (A)	3,045	3,026
Golden Nugget
6.750%, 10/15/2024 (A)	1,195	1,017
Group 1 Automotive
4.000%, 08/15/2028 (A)	44	44
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,600	1,674
Guitar Center
13.000%cash/0% PIK, 04/15/2022 (A)	15,076	6,213
10.000%, 05/15/2022 (A)(E)	95	95
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,065	756
Hanesbrands
4.875%, 05/15/2026 (A)	370	403
4.625%, 05/15/2024 (A)	996	1,046
Hillman Group
6.375%, 07/15/2022 (A)	5,741	5,626
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	171	180
5.375%, 05/01/2025 (A)	114	119
5.125%, 05/01/2026	1,165	1,200
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	152
4.625%, 04/01/2025	187	189
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	4,870	4,773
Hyatt Hotels
5.750%, 04/23/2030	135	155
5.375%, 04/23/2025	135	148
IAA Spinco
5.500%, 06/15/2027 (A)	1,075	1,133
IHO Verwaltungs GmbH
6.375%cash/0% PIK, 05/15/2029 (A)	1,085	1,162
6.000%cash/0% PIK, 05/15/2027 (A)	1,100	1,155
Inn of the Mountain Gods Resort & Casino
9.250%cash/0% PIK, 11/30/2020 (E)	4,084	3,675
International Game Technology
6.500%, 02/15/2025 (A)	635	691
6.250%, 01/15/2027 (A)	4,233	4,638
5.250%, 01/15/2029 (A)	200	205
IRB Holding
7.000%, 06/15/2025 (A)	1,564	1,669
6.750%, 02/15/2026 (A)	9,639	9,796
JC Penney
6.375%, 10/15/2036 (B)	5,755	29
Kohl’s
9.500%, 05/15/2025	1,336	1,609
L Brands
9.375%, 07/01/2025 (A)	108	126
7.500%, 06/15/2029	1,840	1,960

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.875%, 07/01/2025 (A)	$332	$359
6.875%, 11/01/2035	75	77
6.750%, 07/01/2036	1,772	1,808
Liberty Interactive LLC
8.250%, 02/01/2030	6,294	6,766
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	3,370	3,446
Lithia Motors
4.625%, 12/15/2027 (A)	3,300	3,481
LTF Merger Sub
8.500%, 06/15/2023 (A)	260	239
Macy’s
8.375%, 06/15/2025 (A)	2,967	3,100
Macy’s Retail Holdings LLC
3.875%, 01/15/2022	1,317	1,205
Marriott International Inc/MD
5.750%, 05/01/2025	175	197
4.625%, 06/15/2030	202	221
Marriott Ownership Resorts
6.500%, 09/15/2026	920	956
6.125%, 09/15/2025 (A)	381	405
Mattamy Group
4.625%, 03/01/2030 (A)	2,872	2,937
Mattel
6.750%, 12/31/2025 (A)	1,920	2,038
5.875%, 12/15/2027 (A)	300	326
Melco Resorts Finance
5.250%, 04/26/2026	1,360	1,401
Men’s Wearhouse
7.000%, 07/01/2022 (B)	1,383	14
MGM Resorts International
6.750%, 05/01/2025	4,139	4,429
6.000%, 03/15/2023	2,515	2,653
5.750%, 06/15/2025	1,411	1,506
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(E)	200	–
NCL
12.250%, 05/15/2024 (A)	1,170	1,303
Neiman Marcus Group LLC
14.000%, 04/25/2024 (A)(B)	1,220	329
8.750%cash/0% PIK, 10/15/2021 (A)(B)	1,360	821
8.750%, 10/25/2024 (A)(B)	1,946	107
8.000%, 10/15/2021 (A)(B)	1,475	891
8.000%, 10/25/2024 (A)(B)	2,671	147
Newell Brands
5.875%, 04/01/2036	130	146
4.875%, 06/01/2025	75	81
4.700%, 04/01/2026	2,380	2,564
Nordstrom
8.750%, 05/15/2025 (A)	420	464
Penn National Gaming
5.625%, 01/15/2027 (A)	2,043	2,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PetSmart
8.875%, 06/01/2025 (A)	$565	$586
7.125%, 03/15/2023 (A)	3,020	3,042
5.875%, 06/01/2025 (A)	1,805	1,857
QVC
4.750%, 02/15/2027	867	923
4.450%, 02/15/2025	1,640	1,710
4.375%, 09/01/2028	442	460
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	733	850
10.875%, 06/01/2023 (A)	2,886	3,180
9.125%, 06/15/2023 (A)	87	92
5.250%, 11/15/2022	2,493	2,232
Scientific Games International
8.625%, 07/01/2025 (A)	1,965	2,048
8.250%, 03/15/2026 (A)	2,306	2,364
7.250%, 11/15/2029 (A)	225	222
7.000%, 05/15/2028 (A)	1,355	1,328
5.000%, 10/15/2025 (A)	1,595	1,575
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	3,015	3,181
Service International
7.500%, 04/01/2027	867	1,023
5.125%, 06/01/2029	82	91
4.625%, 12/15/2027	970	1,050
3.375%, 08/15/2030	278	283
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,105
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	2,447	2,455
Six Flags Entertainment
5.500%, 04/15/2027 (A)	110	107
4.875%, 07/31/2024 (A)	3,897	3,779
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,393
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,292
SRS Distribution
8.250%, 07/01/2026 (A)	2,249	2,395
Staples
10.750%, 04/15/2027 (A)	2,230	1,550
7.500%, 04/15/2026 (A)	2,659	2,353
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	405	430
Station Casinos LLC
5.000%, 10/01/2025 (A)	1,148	1,134
4.500%, 02/15/2028 (A)	5,486	5,215
Studio City Finance
6.000%, 07/15/2025 (A)	1,100	1,161
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	5,505	5,340

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tempur Sealy International
5.625%, 10/15/2023	$840	$855
5.500%, 06/15/2026	825	863
Tenneco
5.375%, 12/15/2024	415	320
5.000%, 07/15/2026	1,987	1,455
Toll Brothers Finance
3.800%, 11/01/2029	1,135	1,197
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	2,070	2,049
Vail Resorts
6.250%, 05/15/2025 (A)	224	240
Vista Outdoor
5.875%, 10/01/2023	1,605	1,629
William Carter
5.625%, 03/15/2027 (A)	340	357
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	375	261
9.000%, 11/15/2026 (A)	970	747
Wolverine World Wide
6.375%, 05/15/2025 (A)	901	955
5.000%, 09/01/2026 (A)	1,968	1,958
WW International
8.625%, 12/01/2025 (A)	2,605	2,742
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	2,166	2,144
5.250%, 05/15/2027 (A)	1,085	1,057
4.250%, 05/30/2023 (A)	245	240
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	1,855	1,948
5.125%, 10/01/2029 (A)	514	501
Yum! Brands
7.750%, 04/01/2025 (A)	180	201
6.875%, 11/15/2037	1,840	2,229
5.350%, 11/01/2043	180	194

		320,028

Consumer Staples - 6.6%
AHP Health Partners
9.750%, 07/15/2026 (A)	2,655	2,901
Albertsons
5.875%, 02/15/2028 (A)	623	673
5.750%, 03/15/2025	605	622
4.875%, 02/15/2030 (A)	285	306
4.625%, 01/15/2027 (A)	3,217	3,386
3.500%, 02/15/2023 (A)	200	205
3.500%, 03/15/2029 (A)	792	798
3.250%, 03/15/2026 (A)	792	808
Allied Universal Holdco LLC
9.750%, 07/15/2027 (A)	805	892
6.625%, 07/15/2026 (A)	1,564	1,677

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ashtead Capital
4.375%, 08/15/2027 (A)	$385	$400
B&G Foods
5.250%, 04/01/2025	1,170	1,211
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,756
7.250%, 05/30/2029 (A)	120	132
7.000%, 03/15/2024 (A)	885	919
7.000%, 01/15/2028 (A)	1,130	1,203
6.250%, 02/15/2029 (A)	6,159	6,436
6.125%, 04/15/2025 (A)	3,911	4,023
5.250%, 01/30/2030 (A)	5,458	5,425
5.000%, 01/30/2028 (A)	1,771	1,749
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	404
8.500%, 01/31/2027 (A)	1,291	1,420
Capitol Investment Merger Sub 2 LLC
10.000%, 08/01/2024 (A)	5,510	5,769
Central Garden & Pet
6.125%, 11/15/2023	745	761
5.125%, 02/01/2028	1,515	1,606
Chobani LLC
7.500%, 04/15/2025 (A)	4,102	4,317
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,195	2,223
Cott Holdings
5.500%, 04/01/2025 (A)	3,509	3,627
Coty Inc
6.500%, 04/15/2026 (A)	375	310
Dole Food
7.250%, 06/15/2025 (A)	2,021	2,021
Edgewell Personal Care
5.500%, 06/01/2028 (A)	1,257	1,342
Energizer Holdings
7.750%, 01/15/2027 (A)	2,011	2,203
4.750%, 06/15/2028 (A)	536	559
Envision Healthcare
8.750%, 10/15/2026 (A)	1,585	697
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	2,012	1,942
Herbalife Nutrition
7.875%, 09/01/2025 (A)	2,520	2,778
High Ridge Brands
8.875%, 03/15/2025 (A)(B)	800	16
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	2,225	2,406
JBS USA LUX
5.875%, 07/15/2024 (A)	416	424
5.750%, 06/15/2025 (A)	135	139
5.500%, 01/15/2030 (A)	2,347	2,607
Kraft Heinz Foods
5.000%, 07/15/2035	6,092	7,058

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 03/01/2031 (A)	$1,126	$1,246
3.875%, 05/15/2027 (A)	1,870	2,001
3.000%, 06/01/2026	3,236	3,374
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	965	982
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	575	602
4.875%, 05/15/2028 (A)	218	240
4.625%, 11/01/2024 (A)	2,515	2,625
LifePoint Health
6.750%, 04/15/2025 (A)	612	659
4.375%, 02/15/2027 (A)	6,269	6,253
New Albertsons
8.700%, 05/01/2030	2,229	2,719
Ortho-Clinical Diagnostics
7.375%, 06/01/2025 (A)	1,300	1,346
7.250%, 02/01/2028 (A)	4,064	4,206
Performance Food Group
6.875%, 05/01/2025 (A)	80	85
5.500%, 10/15/2027 (A)	565	589
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	3,960	4,208
Polaris Intermediate
8.500%cash/0% PIK, 12/01/2022 (A)	446	453
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,893
5.625%, 01/15/2028 (A)	2,425	2,593
5.500%, 12/15/2029 (A)	857	938
4.625%, 04/15/2030 (A)	234	244
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,663	1,837
3.375%, 08/31/2027 (A)	955	952
Radiology Partners
9.250%, 02/01/2028 (A)	3,254	3,466
Rite Aid
8.000%, 11/15/2026 (A)	3,155	3,195
7.700%, 02/15/2027	1,035	896
7.500%, 07/01/2025 (A)	526	526
Sabre Global
9.250%, 04/15/2025 (A)	697	775
7.375%, 09/01/2025 (A)	999	1,047
5.375%, 04/15/2023 (A)	1,190	1,202
5.250%, 11/15/2023 (A)	1,473	1,462
Sigma Holdco BV
7.875%, 05/15/2026 (A)	5,155	5,232
Simmons Foods
5.750%, 11/01/2024 (A)	2,786	2,842
Sotheby’s
7.375%, 10/15/2027 (A)	2,263	2,308
Spectrum Brands
5.750%, 07/15/2025	745	769
5.500%, 07/15/2030 (A)	1,303	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 10/01/2029 (A)	$155	$161
Surgery Center Holdings
6.750%, 07/01/2025 (A)	1,404	1,383
Team Health Holdings
6.375%, 02/01/2025 (A)	1,922	1,307
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,128
4.000%, 09/01/2028	65	66
US Foods
6.250%, 04/15/2025 (A)	889	940
5.875%, 06/15/2024 (A)	1,545	1,568
US Renal Care
10.625%, 07/15/2027 (A)	540	582
Vector Group
10.500%, 11/01/2026 (A)	5,895	6,126
6.125%, 02/01/2025 (A)	695	705
Verscend Escrow
9.750%, 08/15/2026 (A)	1,782	1,934
West Street Merger Sub
6.375%, 09/01/2025 (A)	1,730	1,773

		164,957

Energy — 9.9%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	1,411	1,259
5.750%, 01/15/2028 (A)	205	183
5.375%, 09/15/2024	525	484
Antero Resources
5.625%, 06/01/2023	1,020	814
5.125%, 12/01/2022	1,365	1,174
Apache
5.100%, 09/01/2040	533	517
4.875%, 11/15/2027	1,807	1,847
4.750%, 04/15/2043	1,817	1,708
4.625%, 11/15/2025	737	755
4.375%, 10/15/2028	451	448
Archrock Partners
6.250%, 04/01/2028 (A)	3,469	3,486
Ascent Resources Utica Holdings LLC
10.000%, 04/01/2022 (A)	1,140	1,066
7.000%, 11/01/2026 (A)	85	59
Baytex Energy
8.750%, 04/01/2027 (A)	600	294
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	3,357	3,340
Buckeye Partners
4.500%, 03/01/2028 (A)	350	357
4.125%, 03/01/2025 (A)	350	352
4.125%, 12/01/2027	480	480
Callon Petroleum
8.250%, 07/15/2025	330	99
6.250%, 04/15/2023	445	157

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenovus Energy
5.375%, 07/15/2025	$472	$480
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	850	982
Cheniere Energy Partners
5.625%, 10/01/2026	3,924	4,113
4.500%, 10/01/2029 (A)	9,308	9,704
Chesapeake Energy
11.500%, 01/01/2025 (A)(B)	1,373	165
7.500%, 10/01/2026 (B)	4,075	173
7.000%, 10/01/2024 (B)	1,790	76
Citgo Holding
9.250%, 08/01/2024 (A)	2,250	2,222
CITGO Petroleum
6.250%, 08/15/2022 (A)	3,044	3,036
CNX Midstream Partners
6.500%, 03/15/2026 (A)	4,190	4,196
CNX Resources
7.250%, 03/14/2027 (A)	4,585	4,768
Comstock Resources
9.750%, 08/15/2026	2,950	3,155
7.500%, 05/15/2025 (A)	897	893
Crestwood Midstream Partners
6.250%, 04/01/2023	755	744
5.750%, 04/01/2025	2,905	2,779
5.625%, 05/01/2027 (A)	435	399
CrownRock
5.625%, 10/15/2025 (A)	2,127	2,100
CVR Energy
5.750%, 02/15/2028 (A)	1,765	1,602
5.250%, 02/15/2025 (A)	1,325	1,253
DCP Midstream Operating
8.125%, 08/16/2030	2,495	2,963
5.625%, 07/15/2027	750	810
5.375%, 07/15/2025	268	288
5.125%, 05/15/2029	896	943
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,349
Denbury Resources
9.250%, 03/31/2022 (A)(B)	689	345
Devon Energy
7.950%, 04/15/2032	1,327	1,724
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	232	242
Energy Transfer
5.500%, 06/01/2027	2,863	2,830
EnLink Midstream LLC
5.375%, 06/01/2029	6,996	6,167
EnLink Midstream Partners
4.850%, 07/15/2026	140	123
4.400%, 04/01/2024	620	574
4.150%, 06/01/2025	445	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enviva Partners
6.500%, 01/15/2026 (A)	$3,420	$3,642
EP Energy LLC
9.375%, 05/01/2020 (B)	1,728	–
9.375%, 05/01/2024 (A)(B)	1,774	–
8.000%, 11/29/2024 (A)(B)	395	–
8.000%, 02/15/2025 (A)(B)	1,159	–
7.750%, 05/15/2026 (A)(B)	2,335	508
6.375%, 06/15/2023 (B)	1,185	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,936	2,120
6.000%, 07/01/2025 (A)	1,445	1,534
EQT
3.900%, 10/01/2027	230	223
EQT Corp
8.750%, 02/01/2030	939	1,124
7.875%, 02/01/2025	4,717	5,413
Exterran Energy Solutions
8.125%, 05/01/2025	3,694	3,177
Extraction Oil & Gas
7.375%, 05/15/2024 (A)(B)	6,623	1,556
5.625%, 02/01/2026 (A)(B)	4,400	1,034
FTS International
6.250%, 05/01/2022 (B)	2,735	957
Genesis Energy
7.750%, 02/01/2028	373	332
6.500%, 10/01/2025	1,476	1,276
6.250%, 05/15/2026	70	59
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	2,974	1,680
Gulfport Energy
6.375%, 05/15/2025	311	184
6.375%, 01/15/2026	780	456
6.000%, 10/15/2024	470	280
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,200	1,243
Hess Midstream Operations
5.625%, 02/15/2026 (A)	2,331	2,425
Hilcorp Energy I
6.250%, 11/01/2028 (A)	1,935	1,819
5.750%, 10/01/2025 (A)	860	808
5.000%, 12/01/2024 (A)	2,490	2,359
Holly Energy Partners
5.000%, 02/01/2028 (A)	295	295
Jupiter Resources
13.000%, 01/31/2024 (E)(F)	666	599
Laredo Petroleum
10.125%, 01/15/2028	2,278	1,623
9.500%, 01/15/2025	4,182	2,993
Marathon Oil
6.600%, 10/01/2037	1,183	1,277

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MEG Energy
7.125%, 02/01/2027 (A)	$5,711	$5,464
7.000%, 03/31/2024 (A)	278	276
6.500%, 01/15/2025 (A)	608	620
Motiva Enterprises
6.850%, 01/15/2040 (A)	44	53
Nabors Industries
7.250%, 01/15/2026 (A)	245	110
5.750%, 02/01/2025	680	196
New Fortress Energy
6.750%, 09/15/2025 (A)	983	997
NGL Energy Partners
6.125%, 03/01/2025	3,547	2,270
Nine Energy Service
8.750%, 11/01/2023 (A)	817	296
Noble Holding International
8.950%, 04/01/2045 (B)	3,100	47
7.750%, 01/15/2024 (B)	2,751	41
Northern Oil and Gas
8.500%cash/0% PIK, 05/15/2023	1,298	1,119
Oasis Petroleum
6.875%, 01/15/2023	1,005	193
6.250%, 05/01/2026 (A)(B)	455	82
Occidental Petroleum
8.875%, 07/15/2030	1,856	2,097
8.500%, 07/15/2027	1,900	2,094
8.000%, 07/15/2025	420	457
6.625%, 09/01/2030	2,120	2,194
6.450%, 09/15/2036	1,425	1,397
6.375%, 09/01/2028	1,411	1,427
5.875%, 09/01/2025	1,568	1,576
5.550%, 03/15/2026	2,170	2,137
4.625%, 06/15/2045	1,875	1,481
4.500%, 07/15/2044	406	321
4.400%, 04/15/2046	155	124
4.100%, 02/01/2021	640	642
3.500%, 08/15/2029	355	305
3.400%, 04/15/2026	942	834
3.200%, 08/15/2026	4,558	3,997
3.125%, 02/15/2022	2,594	2,555
2.900%, 08/15/2024	429	395
2.700%, 08/15/2022	8,879	8,736
2.700%, 02/15/2023	1,954	1,879
Parkland
5.875%, 07/15/2027 (A)	1,970	2,103
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,447	1,474
5.250%, 08/15/2025 (A)	505	519
PBF Holding LLC
9.250%, 05/15/2025 (A)	170	186
6.000%, 02/15/2028 (A)	325	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PDC Energy
5.750%, 05/15/2026	$3,055	$3,125
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	367
Precision Drilling
7.750%, 12/15/2023	645	503
7.125%, 01/15/2026 (A)	325	221
QEP Resources
5.625%, 03/01/2026	1,151	740
Range Resources
9.250%, 02/01/2026 (A)	1,474	1,552
5.000%, 08/15/2022	2,489	2,501
5.000%, 03/15/2023	1,617	1,611
4.875%, 05/15/2025	1,142	1,065
Seven Generations Energy
5.375%, 09/30/2025 (A)	2,134	2,051
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(E)	395	–
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(E)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,365	478
SM Energy
6.625%, 01/15/2027	458	224
6.125%, 11/15/2022	520	408
5.625%, 06/01/2025	405	207
5.000%, 01/15/2024	2,328	1,374
Southwestern Energy
8.375%, 09/15/2028	1,430	1,480
7.750%, 10/01/2027	2,198	2,248
7.500%, 04/01/2026	2,824	2,881
6.450%, 01/23/2025	858	856
Summit Midstream Holdings LLC
5.750%, 04/15/2025	490	279
5.500%, 08/15/2022	2,423	1,587
Sunoco
5.875%, 03/15/2028	2,791	2,924
5.500%, 02/15/2026	2,500	2,576
Tallgrass Energy Partners
6.000%, 03/01/2027 (A)	3,175	2,969
5.500%, 09/15/2024 (A)	185	181
5.500%, 01/15/2028 (A)	115	105
Targa Resources Partners
6.875%, 01/15/2029	516	570
6.750%, 03/15/2024	1,195	1,217
6.500%, 07/15/2027	5,514	5,955
5.875%, 04/15/2026	685	721
5.000%, 01/15/2028	3,156	3,217
4.875%, 02/01/2031 (A)	397	401
4.250%, 11/15/2023	350	352

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TerraForm Power Operating LLC
4.750%, 01/15/2030 (A)	$225	$241
4.250%, 01/31/2023 (A)	3,153	3,264
Transocean
8.000%, 02/01/2027 (A)	3,285	1,006
7.500%, 01/15/2026 (A)	635	197
7.500%, 04/15/2031	3,273	655
7.250%, 11/01/2025 (A)	170	54
Transocean Guardian
5.875%, 01/15/2024 (A)	2,455	1,939
Transocean Pontus
6.125%, 08/01/2025 (A)	3,292	2,945
Transocean Poseidon
6.875%, 02/01/2027 (A)	2,269	1,849
USA Compression Partners
6.875%, 04/01/2026	3,315	3,414
6.875%, 09/01/2027	2,600	2,691
Valaris
5.850%, 01/15/2044 (B)	3,185	346
5.400%, 12/01/2042 (B)	545	59
4.875%, 06/01/2022 (B)	790	86
Vine Oil & Gas
9.750%, 04/15/2023 (A)	4,395	2,835
Western Midstream Operating
5.375%, 06/01/2021	877	886
5.050%, 02/01/2030	331	339
4.100%, 02/01/2025	2,304	2,297
3.950%, 06/01/2025	405	404
2.116%, VAR ICE LIBOR USD 3
Month+1.850%, 01/13/2023	500	475
Whiting Petroleum
6.625%, 01/15/2026 (B)	530	125
6.250%, 04/01/2023 (B)	610	137
5.750%, 03/15/2021 (B)	220	50
WPX Energy
8.250%, 08/01/2023	566	636
5.875%, 06/15/2028	198	201
5.750%, 06/01/2026	356	363
5.250%, 10/15/2027	1,375	1,368

		248,245

Financials — 5.7%
Acrisure LLC
8.125%, 02/15/2024 (A)	3,492	3,684
Advisor Group Holdings
10.750%, 08/01/2027 (A)	3,971	4,050
Air Methods
8.000%, 05/15/2025 (A)	4,900	4,128
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	3,257	3,452
Ally Financial
5.750%, 11/20/2025	825	925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AmWINS Group
7.750%, 07/01/2026 (A)	$891	$960
AssuredPartners
7.000%, 08/15/2025 (A)	3,245	3,334
Athene Holding
6.150%, 04/03/2030	1,749	2,110
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%(D)	887	995
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(D)	1,301	1,428
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(D)	2,760	2,923
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867%(D)	1,250	1,294
BGC Partners
3.750%, 10/01/2024	2,265	2,268
Brookfield Property
5.750%, 05/15/2026 (A)	5,007	4,081
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(D)	85	92
5.000%, VAR United States Secured Overnight Financing Rate+3.813%(D)	5,285	5,338
Credit Agricole
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.319%(A)(D)	963	1,044
Donnelley Financial Solutions
8.250%, 10/15/2024	935	972
E*TRADE Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.435%(D)	1,298	1,405
5.300%, VAR ICE LIBOR USD 3 Month+3.160%(D)	872	873
Freedom Mortgage
8.250%, 04/15/2025 (A)	7,685	7,896
8.125%, 11/15/2024 (A)	3,327	3,402
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,950	1,755
Genworth Holdings
4.900%, 08/15/2023	442	411
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	2,119	2,233
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	2,299	2,466
3.750%, 09/15/2030 (A)	1,561	1,569
HUB International
7.000%, 05/01/2026 (A)	3,401	3,529
Hunt
6.250%, 02/15/2026 (A)	1,767	1,695

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	$2,110	$2,346
Issuer LLC
6.250%, 03/01/2028 (A)	2,699	2,740
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,402
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(D)	1,299	1,331
4.000%, VAR United States Secured Overnight Financing Rate+2.745%(D)	2,633	2,498
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (A)	1,453	1,446
5.250%, 03/15/2022 (A)	4,157	4,115
5.250%, 10/01/2025 (A)	345	328
4.250%, 02/01/2027 (A)	3,067	2,814
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%(D)	3,250	3,518
LPL Holdings
4.625%, 11/15/2027 (A)	3,627	3,772
MGIC Investment
5.250%, 08/15/2028	887	931
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	395
5.625%, 05/01/2024	1,335	1,442
4.625%, 06/15/2025 (A)	411	432
4.500%, 09/01/2026	2,214	2,325
4.500%, 01/15/2028	269	276
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	2,985	3,247
6.000%, 01/15/2027 (A)	2,312	2,451
5.500%, 08/15/2028 (A)	1,797	1,892
Navient
5.000%, 03/15/2027	1,097	1,056
NFP
7.000%, 05/15/2025 (A)	450	484
6.875%, 08/15/2028 (A)	2,186	2,286
NMI Holdings
7.375%, 06/01/2025 (A)	925	999
OneMain Finance
8.875%, 06/01/2025	635	716
7.125%, 03/15/2026	4,405	5,055
6.875%, 03/15/2025	2,535	2,839
6.625%, 01/15/2028	729	832
5.375%, 11/15/2029	1,858	1,976
PRA Group
7.375%, 09/01/2025 (A)	2,400	2,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quicken Loans LLC
5.250%, 01/15/2028 (A)	$1,166	$1,243
Radian Group
4.500%, 10/01/2024	1,508	1,516
Saracen Development LLC
11.000%cash/0% PIK, 10/15/2025 (A)
(E)(F)	3,652	4,090
Starwood Property Trust
4.750%, 03/15/2025	2,256	2,171
Voya Financial
4.700%, VAR ICE LIBOR USD 3
Month+2.084%, 01/23/2048	1,183	1,189
WeWork
7.875%, 05/01/2025 (A)	4,935	3,282

		142,305

Health Care — 4.1%
Acadia Healthcare
5.625%, 02/15/2023	2,826	2,847
5.500%, 07/01/2028 (A)	1,201	1,246
AMN Healthcare
4.625%, 10/01/2027 (A)	2,262	2,362
Avantor
6.000%, 10/01/2024 (A)	1,005	1,050
Avantor Funding
4.625%, 07/15/2028 (A)	1,812	1,917
Bausch Health
5.875%, 05/15/2023 (A)	17	17
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	766
Centene
5.375%, 06/01/2026 (A)	560	591
5.250%, 04/01/2025 (A)	4,285	4,446
3.375%, 02/15/2030	300	312
Centene Corp
4.625%, 12/15/2029	1,290	1,416
4.250%, 12/15/2027	1,033	1,080
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,361	1,427
CHS
8.625%, 01/15/2024 (A)	740	773
DaVita
4.625%, 06/01/2030 (A)	1,630	1,714
3.750%, 02/15/2031 (A)	4,594	4,551
Emergent BioSolutions
3.875%, 08/15/2028 (A)	3,537	3,607
Encompass Health
5.750%, 11/01/2024	434	436
4.750%, 02/01/2030	2,257	2,352
4.500%, 02/01/2028	4,194	4,300
Endo DAC
9.500%, 07/31/2027 (A)	1,968	2,130

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 02/01/2025 (A)	$1,058	$796
6.000%, 06/30/2028 (A)	3,182	2,466
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,647
HCA
5.875%, 02/15/2026	7,520	8,610
5.875%, 02/01/2029	2,892	3,513
5.625%, 09/01/2028	445	529
5.375%, 02/01/2025	6,926	7,797
3.500%, 09/01/2030	935	984
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	1,214	1,254
4.375%, 09/15/2027 (A)	661	691
Hologic
4.375%, 10/15/2025 (A)	805	822
Horizon Therapeutics USA
5.500%, 08/01/2027 (A)	1,305	1,421
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,505
Jaguar Holding II
5.000%, 06/15/2028 (A)	150	159
4.625%, 06/15/2025 (A)	152	158
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	850	170
5.500%, 04/15/2025 (A)	595	119
MEDNAX
6.250%, 01/15/2027 (A)	1,570	1,664
Molina Healthcare
4.875%, 06/15/2025 (A)	1,602	1,626
4.375%, 06/15/2028 (A)	1,960	2,048
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	1,345	1,366
Par Pharmaceutical
7.500%, 04/01/2027 (A)	3,156	3,369
Prestige Brands
6.375%, 03/01/2024 (A)	735	759
5.125%, 01/15/2028 (A)	185	194
Select Medical
6.250%, 08/15/2026 (A)	1,336	1,435
Tenet Healthcare
7.500%, 04/01/2025 (A)	270	296
7.000%, 08/01/2025	1,220	1,257
6.875%, 11/15/2031	335	333
6.750%, 06/15/2023	1,680	1,793
6.250%, 02/01/2027 (A)	2,873	3,017
5.125%, 05/01/2025	2,762	2,817
5.125%, 11/01/2027 (A)	815	860
4.875%, 01/01/2026 (A)	2,225	2,314
4.625%, 07/15/2024	2,095	2,143
4.625%, 09/01/2024 (A)	45	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 06/15/2028 (A)	$3,590	$3,725

		103,044

Industrials — 9.6%
ACCO Brands
5.250%, 12/15/2024 (A)	740	757
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,614
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	608	634
AerCap Ireland Capital DAC
6.500%, 07/15/2025	490	533
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,065	5,014
Allison Transmission
5.875%, 06/01/2029 (A)	355	389
5.000%, 10/01/2024 (A)	520	524
4.750%, 10/01/2027 (A)	2,621	2,739
Altera Infrastructure
8.500%, 07/15/2023 (A)	2,817	2,472
American Airlines
11.750%, 07/15/2025 (A)	1,337	1,284
American Airlines Group
5.000%, 06/01/2022 (A)	2,334	1,505
3.750%, 03/01/2025 (A)	876	418
American Woodmark
4.875%, 03/15/2026 (A)	815	829
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	3,537	3,634
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	698	728
5.250%, 04/30/2025 (A)	2,581	2,738
5.250%, 08/15/2027 (A)	830	863
ASGN
4.625%, 05/15/2028 (A)	1,796	1,859
Avis Budget Car Rental LLC
10.500%, 05/15/2025 (A)	785	910
6.375%, 04/01/2024 (A)	2,205	2,161
5.250%, 03/15/2025 (A)	470	448
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	1,358	1,346
Boeing
5.805%, 05/01/2050	1,769	2,122
5.150%, 05/01/2030	3,538	3,965
Bombardier
8.750%, 12/01/2021 (A)	2,005	1,915
7.875%, 04/15/2027 (A)	2,070	1,500
7.500%, 12/01/2024 (A)	4,323	3,242
7.500%, 03/15/2025 (A)	1,475	1,084
6.000%, 10/15/2022 (A)	4,460	3,791
Brink’s
5.500%, 07/15/2025 (A)	365	385

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Builders FirstSource
5.000%, 03/01/2030 (A)	$1,297	$1,385
BWAY Holding Co
7.250%, 04/15/2025 (A)	5,317	5,169
5.500%, 04/15/2024 (A)	940	954
BWX Technologies
5.375%, 07/15/2026 (A)	3,152	3,302
4.125%, 06/30/2028 (A)	607	633
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,861	2,940
Cascades
5.375%, 01/15/2028 (A)	452	481
5.125%, 01/15/2026 (A)	452	476
Cenveo (Escrow Security)
8.500%, 09/15/2022 (E)(F)	10,375	9
Clark Equipment
5.875%, 06/01/2025 (A)	2,471	2,598
Clean Harbors
4.875%, 07/15/2027 (A)	2,997	3,144
DAE Funding LLC
5.750%, 11/15/2023 (A)	2,669	2,656
Delta Air Lines
7.375%, 01/15/2026	1,816	1,890
7.000%, 05/01/2025 (A)	4,499	4,927
3.625%, 03/15/2022	873	868
2.900%, 10/28/2024	1,503	1,380
EnerSys
4.375%, 12/15/2027 (A)	892	918
EnPro Industries
5.750%, 10/15/2026	569	595
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,519
6.875%, 01/15/2025 (A)	1,415	1,442
Fortress Transportation & Infrastructure
Investors LLC
9.750%, 08/01/2027 (A)	1,260	1,343
6.750%, 03/15/2022 (A)	2,000	1,986
6.500%, 10/01/2025 (A)	950	921
GFL Environmental
8.500%, 05/01/2027 (A)	337	367
7.000%, 06/01/2026 (A)	3,040	3,192
5.125%, 12/15/2026 (A)	569	601
3.750%, 08/01/2025 (A)	1,219	1,227
Granite US Holdings
11.000%, 10/01/2027 (A)	2,715	2,851
Griffon
5.750%, 03/01/2028	690	732
H&E Equipment Services
5.625%, 09/01/2025	4,276	4,436
Harsco
5.750%, 07/31/2027 (A)	766	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Herc Holdings
5.500%, 07/15/2027 (A)	$3,370	$3,530
Hertz
7.625%, 06/01/2022 (A)(B)	285	248
7.125%, 08/01/2026 (A)(B)	715	290
6.000%, 01/15/2028 (A)(B)	520	213
5.500%, 10/15/2024 (A)(B)	1,573	637
Howmet Aerospace
6.875%, 05/01/2025	195	222
5.900%, 02/01/2027	1,185	1,340
Icahn Enterprises
4.750%, 09/15/2024	5,480	5,658
Intelligent Packaging Finco
6.000%, 09/15/2028 (A)	1,088	1,107
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,410
4.750%, 01/15/2025 (A)	340	350
JELD-WEN
6.250%, 05/15/2025 (A)	235	252
4.875%, 12/15/2027 (A)	170	177
4.625%, 12/15/2025 (A)	560	563
Korn Ferry
4.625%, 12/15/2027 (A)	4,921	5,096
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	527
6.750%, 07/15/2026 (A)	640	686
Masonite International
5.375%, 02/01/2028 (A)	2,904	3,107
MasTec
4.500%, 08/15/2028 (A)	550	561
Maxim Crane Works Holdings Capital LLC
10.125%, 08/01/2024 (A)	1,905	1,908
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,756
Moog
4.250%, 12/15/2027 (A)	2,212	2,284
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	3,250	3,385
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	1,170	1,171
Nielsen Luxembourg
5.000%, 02/01/2025 (A)	1,363	1,390
PGT Innovations
6.750%, 08/01/2026 (A)	510	544
PowerTeam Services LLC
9.033%, 12/04/2025 (A)	1,217	1,292
RBS Global
4.875%, 12/15/2025 (A)	3,280	3,358
Remington Arms
0.000%, 12/31/2049 (E)	1,885	–
Sensata Technologies
5.625%, 11/01/2024 (A)	200	219

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 10/01/2025 (A)	$1,960	$2,131
4.375%, 02/15/2030 (A)	4,126	4,353
3.750%, 02/15/2031 (A)	1,734	1,739
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	1,992
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	6,507	6,362
Southwest Airlines
5.250%, 05/04/2025	446	487
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	444
1.113%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/2021	2,577	2,432
SPX FLOW
5.875%, 08/15/2026 (A)	470	495
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,363
3.375%, 01/15/2031 (A)	208	207
Stevens Holding
6.125%, 10/01/2026 (A)	370	399
Summit Materials LLC
5.250%, 01/15/2029 (A)	2,164	2,267
5.125%, 06/01/2025 (A)	2,218	2,240
Terex
5.625%, 02/01/2025 (A)	905	916
TransDigm
8.000%, 12/15/2025 (A)	1,060	1,153
6.375%, 06/15/2026	2,850	2,886
6.250%, 03/15/2026 (A)	7,674	8,101
5.500%, 11/15/2027	3,161	3,086
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,878
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,262
TriMas
4.875%, 10/15/2025 (A)	375	381
Triumph Group
8.875%, 06/01/2024 (A)	845	891
7.750%, 08/15/2025	2,165	1,283
6.250%, 09/15/2024 (A)	510	416
5.250%, 06/01/2022	1,165	909
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	664	730
5.500%, 08/15/2026 (A)	976	1,029
Tutor Perini
6.875%, 05/01/2025 (A)	6,885	6,627
Uber Technologies
7.500%, 11/01/2023 (A)	3,992	4,142
7.500%, 05/15/2025 (A)	903	948
United Airlines Holdings
4.875%, 01/15/2025	1,840	1,578
4.250%, 10/01/2022	1,104	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Rentals North America
5.875%, 09/15/2026	$565	$601
5.500%, 05/15/2027	1,095	1,171
4.875%, 01/15/2028	1,295	1,366
4.625%, 10/15/2025	825	844
3.875%, 02/15/2031	399	413
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	469
Vertical Holdco GmbH
7.625%, 07/15/2028 (A)	200	211
Wabash National
5.500%, 10/01/2025 (A)	760	752
Weekley Homes LLC
6.625%, 08/15/2025	4,815	4,959
Welbilt
9.500%, 02/15/2024	455	462
WESCO Distribution
7.250%, 06/15/2028 (A)	556	620
7.125%, 06/15/2025 (A)	556	612
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,600	1,626
XPO Logistics
6.750%, 08/15/2024 (A)	3,070	3,264
6.500%, 06/15/2022 (A)	582	584
6.250%, 05/01/2025 (A)	275	294
6.125%, 09/01/2023 (A)	150	153

		239,975

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	701
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,281
ams
7.000%, 07/31/2025 (A)	2,218	2,307
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	953
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	1,781	1,804
Booz Allen Hamilton
3.875%, 09/01/2028 (A)	371	385
BY Crown Parent LLC
4.250%, 01/31/2026 (A)	1,517	1,549
CDK Global
5.250%, 05/15/2029 (A)	313	341
CDW LLC
5.000%, 09/01/2025	914	947
4.250%, 04/01/2028	420	439
3.250%, 02/15/2029	270	276
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,909	1,938

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
7.125%, 07/01/2028 (A)	$225	$240
CommScope Finance LLC
8.250%, 03/01/2027 (A)	3,378	3,652
6.000%, 03/01/2026 (A)	970	1,031
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	6,553	6,718
Dell International LLC
6.200%, 07/15/2030 (A)	135	163
6.020%, 06/15/2026 (A)	3,089	3,646
5.850%, 07/15/2025 (A)	722	846
Dell International LLC / EMC
6.100%, 07/15/2027 (A)	135	159
5.300%, 10/01/2029 (A)	865	988
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,631	1,757
DXC Technology
4.750%, 04/15/2027	1,363	1,519
Entegris
4.625%, 02/10/2026 (A)	895	924
4.375%, 04/15/2028 (A)	1,052	1,097
Gartner
5.125%, 04/01/2025 (A)	450	468
4.500%, 07/01/2028 (A)	748	782
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,640	3,867
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,935	3,118
MagnaChip Semiconductor
6.625%, 07/15/2021	555	555
Microchip Technology
4.250%, 09/01/2025 (A)	212	221
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	10,706	–
MTS Systems
5.750%, 08/15/2027 (A)	225	228
NCR
8.125%, 04/15/2025 (A)	204	228
6.125%, 09/01/2029 (A)	735	788
5.750%, 09/01/2027 (A)	2,875	3,019
5.000%, 07/15/2022	2,588	2,583
5.000%, 10/01/2028 (A)	833	840
Nuance Communications
5.625%, 12/15/2026	173	183
ON Semiconductor
3.875%, 09/01/2028 (A)	1,995	2,082
Open Text Holdings
4.125%, 02/15/2030 (A)	2,501	2,593
Plantronics
5.500%, 05/31/2023 (A)	150	142
Presidio Holdings
8.250%, 02/01/2028 (A)	891	931

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 02/01/2027 (A)	$461	$472
PTC
4.000%, 02/15/2028 (A)	1,905	1,972
3.625%, 02/15/2025 (A)	262	269
Qorvo
4.375%, 10/15/2029	2,233	2,395
Science Applications International
4.875%, 04/01/2028 (A)	2,227	2,308
Seagate HDD Cayman
5.750%, 12/01/2034	1,300	1,475
SS&C Technologies
5.500%, 09/30/2027 (A)	1,845	1,976
Tempo Acquisition LLC
5.750%, 06/01/2025 (A)	136	142
Veritas US
7.500%, 09/01/2025 (A)	5,280	5,480
ViaSat
6.500%, 07/15/2028 (A)	3,250	3,364
5.625%, 09/15/2025 (A)	1,881	1,886
5.625%, 04/15/2027 (A)	1,250	1,325
Xerox Holdings
5.500%, 08/15/2028 (A)	442	452
5.000%, 08/15/2025 (A)	4,082	4,123

		85,928

Materials — 8.1%
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	444
6.750%, 09/30/2024 (A)	960	993
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	2,081
5.500%, 12/15/2027 (A)	1,529	1,646
Allegheny Technologies
7.875%, 08/15/2023	2,763	2,903
5.875%, 12/01/2027	4,036	3,877
ArcelorMittal
4.250%, 07/16/2029	2,257	2,415
Arconic
6.125%, 02/15/2028 (A)	1,002	1,057
6.000%, 05/15/2025 (A)	1,039	1,101
Ashland LLC
6.875%, 05/15/2043	1,384	1,723
Atotech Alpha 2 BV
8.750%cash/0% PIK, 06/01/2023 (A)	2,870	2,913
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	275	282
4.750%, 06/15/2027 (A)	155	162
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	7,670	7,900
Berry Global
4.500%, 02/15/2026 (A)	3,548	3,618

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	$2,932	$3,115
Boart Longyear Management Pty
10.000%cash/0% PIK, 12/31/2022	3,445	2,860
Boise Cascade
4.875%, 07/01/2030 (A)	1,080	1,169
Carpenter Technology
6.375%, 07/15/2028	281	294
CF Industries
5.150%, 03/15/2034	300	359
4.950%, 06/01/2043	224	265
Chemours
6.625%, 05/15/2023	1,360	1,366
5.375%, 05/15/2027	923	928
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,686
Cleveland-Cliffs
6.750%, 03/15/2026 (A)	3,025	3,089
4.875%, 01/15/2024 (A)	1,831	1,799
Compass Minerals International
6.750%, 12/01/2027 (A)	1,793	1,960
Constellium
6.625%, 03/01/2025 (A)	594	612
5.875%, 02/15/2026 (A)	1,807	1,850
5.750%, 05/15/2024 (A)	1,398	1,426
5.625%, 06/15/2028 (A)	2,310	2,385
Cornerstone Chemical
6.750%, 08/15/2024 (A)	8,923	8,298
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,380
4.250%, 09/30/2026	3,127	3,324
CVR Partners
9.250%, 06/15/2023 (A)	4,315	4,239
Eldorado
9.500%, 06/01/2024 (A)	2,325	2,534
Element Solutions
3.875%, 09/01/2028 (A)	1,743	1,779
First Quantum Minerals
7.500%, 04/01/2025 (A)	4,990	5,090
7.250%, 05/15/2022 (A)	2,216	2,210
7.250%, 04/01/2023 (A)	963	979
6.875%, 03/01/2026 (A)	3,181	3,181
6.500%, 03/01/2024 (A)	3,698	3,680
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,729	1,867
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	303
Freeport-McMoRan
5.450%, 03/15/2043	5,756	6,463
5.400%, 11/14/2034	6,428	7,248
5.250%, 09/01/2029	625	684
4.625%, 08/01/2030	825	882

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 08/01/2028	$1,090	$1,147
4.125%, 03/01/2028	1,805	1,886
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	957
Greif
6.500%, 03/01/2027 (A)	580	618
Hecla Mining
7.250%, 02/15/2028	2,020	2,227
Hexion
7.875%, 07/15/2027 (A)	5,118	5,131
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,827
Innophos Holdings
9.375%, 02/15/2028 (A)	2,800	3,038
Kaiser Aluminum
4.625%, 03/01/2028 (A)	2,765	2,735
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	3,000	3,096
LSB Industries
9.625%, 05/01/2023 (A)	7,490	7,698
Mineral Resources
8.125%, 05/01/2027 (A)	4,340	4,796
Mosaic
5.450%, 11/15/2033	643	740
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,345	3,172
New Gold
7.500%, 07/15/2027 (A)	970	1,052
6.375%, 05/15/2025 (A)	1,695	1,765
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	3,290	53
Nouryon Holding BV
8.000%, 10/01/2026 (A)	715	766
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,020	987
5.000%, 05/01/2025 (A)	3,127	3,127
4.875%, 06/01/2024 (A)	535	531
Novelis
5.875%, 09/30/2026 (A)	3,012	3,147
4.750%, 01/30/2030 (A)	2,020	2,047
OCI
6.625%, 04/15/2023 (A)	1,075	1,115
5.250%, 11/01/2024 (A)	705	724
OI European Group BV
4.000%, 03/15/2023 (A)	3,396	3,431
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,945	2,140
6.375%, 08/15/2025 (A)	815	897
5.875%, 08/15/2023 (A)	1,135	1,207
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	9,233

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(E)	$1,056	$–
Scotts Miracle-Gro
5.250%, 12/15/2026	165	177
4.500%, 10/15/2029	134	143
Sealed Air
4.000%, 12/01/2027 (A)	1,807	1,924
Silgan Holdings
4.125%, 02/01/2028	1,788	1,853
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,669
Teck Resources
6.125%, 10/01/2035	1,358	1,605
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	978
Tronox
6.500%, 05/01/2025 (A)	797	855
6.500%, 04/15/2026 (A)	640	659
Tronox Finance
5.750%, 10/01/2025 (A)	1,999	2,024
U.S. Steel
12.000%, 06/01/2025 (A)	1,221	1,294
Valvoline
4.250%, 02/15/2030 (A)	275	292
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,420	1,491
5.750%, 07/15/2025 (A)	3,019	2,536
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,530	2,596

		203,805

Real Estate — 2.0%
CoreCivic
4.625%, 05/01/2023	595	565
Diversified Healthcare Trust
9.750%, 06/15/2025	3,791	4,227
GEO Group
5.875%, 10/15/2024	170	133
5.125%, 04/01/2023	2,359	1,946
Howard Hughes
5.375%, 08/01/2028 (A)	888	901
Iron Mountain
5.250%, 03/15/2028 (A)	2,300	2,420
5.250%, 07/15/2030 (A)	830	881
5.000%, 07/15/2028 (A)	1,600	1,660
4.875%, 09/15/2027 (A)	4,646	4,820
4.875%, 09/15/2029 (A)	5,068	5,258
4.500%, 02/15/2031 (A)	424	435
iStar
4.750%, 10/01/2024	903	901
4.250%, 08/01/2025	1,783	1,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamar Media
4.875%, 01/15/2029 (A)	$180	$188
4.000%, 02/15/2030 (A)	877	896
3.750%, 02/15/2028 (A)	1,316	1,314
Outfront Media Capital LLC
6.250%, 06/15/2025 (A)	903	941
5.000%, 08/15/2027 (A)	766	752
Realogy Group LLC
4.875%, 06/01/2023 (A)	1,699	1,669
RHP Hotel Properties
5.000%, 04/15/2023	1,745	1,720
4.750%, 10/15/2027	2,435	2,216
SBA Communications
4.875%, 09/01/2024	545	560
Service Properties Trust
4.950%, 02/15/2027	2,313	2,116
Uniti Group
8.250%, 10/15/2023	902	889
7.875%, 02/15/2025 (A)	1,313	1,388
7.125%, 12/15/2024 (A)	1,210	1,163
6.000%, 04/15/2023 (A)	3,235	3,268
VICI Properties
4.625%, 12/01/2029 (A)	715	744
4.250%, 12/01/2026 (A)	678	693
4.125%, 08/15/2030 (A)	1,251	1,251
3.750%, 02/15/2027 (A)	215	215
3.500%, 02/15/2025 (A)	90	90
XHR
6.375%, 08/15/2025 (A)	2,945	3,019

		50,973

Telecommunication Services — 0.4%
CSC Holdings LLC
3.375%, 02/15/2031 (A)	1,404	1,385
Digicel Group 0.5
10.000%, 04/01/2024	560	424
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	795
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,143	1,184
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	6,978	6,987

		10,775

Utilities — 1.8%
AES
6.000%, 05/15/2026	125	131
5.500%, 04/15/2025	565	582
AmeriGas Partners
5.875%, 08/20/2026	235	266
5.500%, 05/20/2025	500	549

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Calpine
5.250%, 06/01/2026 (A)	$2,000	$2,084
5.000%, 02/01/2031 (A)	707	739
4.625%, 02/01/2029 (A)	1,250	1,278
4.500%, 02/15/2028 (A)	6,702	6,948
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,931
NRG Energy
7.250%, 05/15/2026	2,120	2,266
6.625%, 01/15/2027	1,749	1,872
PG&E
5.250%, 07/01/2030	543	541
5.000%, 07/01/2028	857	855
Pike
5.500%, 09/01/2028 (A)	2,772	2,758
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	2,812	2,622
Talen Energy Supply LLC
7.625%, 06/01/2028 (A)	885	915
6.625%, 01/15/2028 (A)	2,680	2,686
Vistra Operations LLC
5.625%, 02/15/2027 (A)	1,080	1,142
5.500%, 09/01/2026 (A)	1,530	1,607
5.000%, 07/31/2027 (A)	4,350	4,613
4.300%, 07/15/2029 (A)	2,839	3,088
3.700%, 01/30/2027 (A)	3,392	3,566

		44,039

Total Corporate Obligations (Cost $1,972,038) ($ Thousands)		1,962,229

LOAN PARTICIPATIONS — 8.4%
Academy Ltd., Initial Term Loan, 1st Lien
6.082%, VAR LIBOR+4.000%, 07/01/2022	2	2
5.000%, VAR LIBOR+4.000%, 07/01/2022	10,065	9,449
Affinity Gaming LLC, 1st Lien AgroFresh, 1st Lien
7.250%, 12/31/2024	2,675	2,614
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.322%, VAR Euribor+4.500%, 12/13/2023	3,187	3,076
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+3.250%, 03/14/2025	1,788	1,760
Alvogen Pharma, Term Loan
6.320%, 12/31/2023	2,262	2,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.080%, VAR LIBOR+3.000%, 04/22/2026	$124	$94
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (E)	1,340	1,327
American Greetings, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 04/06/2024	689	663
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, VAR LIBOR+6.000%, 09/02/2024 (G)	5,686	4,870
American Tire Distributors, Initial Term Loan
8.500%, 09/02/2024	51	44
Aptos, 1st Lien Ascend Learning, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	253	251
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
6.656%, VAR LIBOR+0.500%, 08/04/2025	3,779	3,784
Banijay Group, Term Loan B, 1st Lien
3.906%, 03/01/2025 (G)	70	68
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.183%, VAR LIBOR+3.000%, 06/02/2025	799	786
Boardriders Inc., Initial Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 04/23/2024	3,261	1,878
0.000%, 04/23/2024	1	—
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
4.171%, VAR LIBOR+3.500%, 05/21/2025	—	—
Buckeye Partners L.P., Initial Term Loan, 1st Lien
2.906%, 11/01/2026	365	359
BWay Holding Company , Initial Term Loan, 1st Lien
3.523%, VAR LIBOR+3.250%, 04/03/2024	2,066	1,960
Caesars Resort Collection, LLC, 1st Lien
4.772%, 07/21/2025	486	470

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.772%, VAR LIBOR+4.500%, 07/21/2025	$1,732	$1,677
Carestream Health, Extended Loan, 2nd Lien
5.572%, 08/08/2023 (E)	3,105	2,453
Carestream, Extended Loan, 1st Lien
7.822%, 05/08/2023	2,148	2,041
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+3.750%, 06/07/2023	5,055	4,151
CenturyLink Inc., Term Loan B, 1st Lien
2.406%, 03/15/2027	254	245
Cenveo Corporation, Exit Term Loan, 1st Lien
10.592%, 06/07/2023 (E)	15	14
10.500%, VAR LIBOR+9.000%, 06/07/2023 (E)	2,282	2,139
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.000%, 04/18/2024	959	908
Claire’s Stores, Term Loan B, 1st Lien
6.807%, 12/18/2026	2,047	1,589
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.658%, VAR LIBOR+3.500%, 04/30/2026	1,141	1,117
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.156%, 01/04/2026	6,211	5,590
Cornerstone OnDemand, Term Loan
4.433%, 04/22/2027	310	309
Coty Inc., Term Loan B, 1st Lien
2.405%, 04/07/2025	2,791	2,445
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.072%, VAR LIBOR+3.750%, 03/07/2022 (E)	3,868	3,443
Endo Luxembourg Finance Company I, Initial Term Loan, 1st Lien
5.000%, VAR ICE LIBOR USD 3 Month+4.250%, 04/27/2024	681	655
Envision Healthcare Corporation, Initial Term Loan, 2nd Lien
3.906%, VAR LIBOR+3.750%, 10/10/2025	6,452	4,656
Epic Crude Services, LP, Term Loan, 1st Lien
5.260%, VAR LIBOR+5.000%, 03/02/2026	2,990	2,362
Epic Y-Grade Services, 1st Lien
7.000%, 07/30/2027	3,695	3,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027	$2,073	$2,066
Foresight Energy Operating LLC, 1st Lien
0.000%, 06/30/2027	255	370
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
0.000%, 06/30/2027	511	511
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.350%, VAR LIBOR+3.750%, 06/15/2024	1,583	1,595
Gardner Denver, Term Loan B2, 2nd Lien
1.906%, VAR LIBOR+1.750%, 03/01/2027	—	—
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR Euribor+3.000%, 04/01/2024	861	850
Getty Images, 1st Lien
4.688%, 02/19/2026	1,717	1,623
GFL Environmental, Incremental Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 05/30/2025	556	553
Golden Nugget Inc., Term Loan B, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023 (G)	1,090	972
Graham Packaging, Cov-Lite, 1st Lien
4.500%, 08/04/2027	554	553
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (E)	719	646
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Initial Term Loan, 1st Lien
5.750%, VAR Prime Rate by Country+4.250%, 11/03/2023	434	306
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, 12/16/2024	49	40
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 05/01/2026	721	683

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, VAR LIBOR+4.250%, 12/19/2022 (E)	$869	$841
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.406%, VAR LIBOR+3.250%, 02/25/2027 (G)	149	146
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	455	438
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022 (G)	1,041	1,038
JC Penney, Delay Draw Term Loan
13.000%, 11/16/2020 (E)(G)	2,805	2,903
JC Penney, Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)(G)	3,751	1,397
Knight Energy Services
8.500%, 02/09/2024 (E)	73	—
Kronos Acquisition Intermediate Inc., Initial Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 05/15/2023 (G)	575	569
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	7,188	6,745
Lifescan Global Corporation, Initial Term Loan, 1st Lien
7.451%, 10/01/2024	64	60
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
7.175%, 10/01/2024 (H)	10,795	10,163
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
13.500%, VAR LIBOR+3.750%, 12/07/2020 (E)	222	115
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR Euribor+3.250%, 12/31/2020 (E)	11,724	11,430
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+3.250%, 05/08/2025 (E)	4,372	4,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, 05/04/2022 (H)	$6,047	$5,205
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, 01/31/2025	495	487
Merrill Communications, LLC, Term Loan B (2019), 2nd Lien
6.195%, 10/05/2026 (E)	2,501	2,439
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR0.000%, 01/06/2009 (B)(E)	325	—
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/06/2026 (E)(G)	1,228	1,229
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027 (G)	1,460	1,475
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+1.317%, 06/13/2024	2,512	2,362
MLN US HoldCo LLC, Term B Loan, 2nd Lien
4.655%, VAR LIBOR+4.500%, 11/30/2025	1,445	1,222
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024 (E)	3,016	2,260
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
8.000%, VAR LIBOR+3.250%, 10/25/2023 (B)	2,002	322
Nestle Skin Health, Term Loan B
5.322%, 10/01/2026	1,397	1,392
New rue21, LLC, Term Loan, 1st Lien
14.500%, VAR LIBOR+6.000%, 09/22/2022	178	125
Nine West Holdings Inc., Term Loan
8.306%, 03/19/2024	1,178	977
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.164%, VAR LIBOR+3.000%, 10/01/2025	945	916
Peak 10, Term Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 08/01/2024	7,948	6,680
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/2023	3	3

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+3.000%, 03/11/2022 (G)	$754	$752
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.656%, VAR LIBOR+2.500%, 07/02/2025	346	323
Plantronics, Inc., Term Loan B, 2nd Lien
3.570%, VAR LIBOR+2.500%, 07/02/2025	52	49
Polymer Additives, Inc., 1st Lien
6.862%, 07/31/2025 (E)	2,037	1,505
Polymer Additives, Inc., 2nd Lien
6.219%, 07/31/2025	5	4
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021	2	2
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.406%, VAR LIBOR+3.250%, 10/01/2025	394	390
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 09/07/2023	29	8
4.250%, VAR LIBOR+3.500%, 09/07/2023 (G)	7,992	2,018
Ryan Specialty Group, 1st Lien
0.000%, 09/01/2027 (G)	564	562
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
4.906%, VAR LIBOR+4.750%, 10/15/2025	6	6
Shutterfly, Term Loan B, 1st Lien
7.000%, 09/25/2026	357	323
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	2,565	2,558
SP PF Buyer LLC, Term Loan, 1st Lien
4.656%, 12/22/2025	2,802	2,512
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.251%, VAR LIBOR+5.000%, 04/16/2026 (G)	2,560	2,168
Steinway Musical Instruments, Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/14/2025	1,420	1,350
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+3.000%, 03/09/2023	11,421	8,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	$11,554	$9,594
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.361%, VAR LIBOR+3.000%, 03/28/2025	1,958	1,845
T-Mobile USA, Inc., Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 04/01/2027 (G)	1,015	1,017
Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/2024	7,577	6,909
Tutor Perini, Term Loan B, 1st Lien
5.750%, 08/18/2027 (G)	1,915	1,884
Twin River, Term Loan, 1st Lien
9.000%, 05/11/2026	1,091	1,158
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.188%, VAR LIBOR+4.250%, 06/26/2026 (G)	742	723
Vertafore, Inc., Initial Term Loan, 1st Lien
7.406%, VAR LIBOR+7.250%, 07/02/2026 (G)	750	750
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.570%, VAR LIBOR+4.250%, 07/30/2027	431	427
Vertiv Group Corporation, Term Loan B, 1st Lien
3.156%, 03/02/2027	230	225
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
8.250%, VAR Prime Rate by Country+4.250%, 03/29/2021 (B) (G)	3,268	1,961
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR+5.000%, 01/27/2025	2,808	1,857
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.156%, VAR LIBOR+3.000%, 03/09/2027	530	514

Total Loan Participations (Cost $226,457) ($ Thousands)		209,817

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.0%

Other Asset-Backed Securities — 8.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(I)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A) (B)(E)	$835	$30
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 04/17/2033 (A)(E)(H)	12,697	6,095
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.873%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(E)	2,304	1,521
B&M CLO, Ser 2014-1A, Cl E
6.021%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(E)	2,520	1,288
Battalion CLO
0.000%, 10/15/2032	2,467	2,418
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(E)(H)	3,445	49
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(E)(H)	4,614	1,107
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(E)(H)	4,378	1,620
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(E)(H)	6,380	3,573
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(E)(H)	10,431	7,302
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(E)(H)	8,633	5,612
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(H)	6,147	3,381
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(E)(H)	6,023	3,855
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(E)(H)	2,640	607
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(E)	5	389
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)	3,363	1,681
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)	6,413	1
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (E)(H)	10,301	3,750
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(E)(H)	9,535	1,812
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (E)(H)	9,035	2,343
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(E)(H)	9,000	4,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(E)(H)	$8,928	$1,473
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl C
3.325%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(E)	1,950	1,735
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(E)(H)	10,091	3,633
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(E)(H)	6,857	3,109
Benefit Street Partners CLO XVIII, Ser 2019- 18A, Cl SUB
0.000%, 10/15/2032 (A)(E)(H)	6,048	3,453
Benefit Street Partners CLO XX, Ser 2020- 20A, Cl SUB
0.000%, 07/15/2031 (A)(E)(H)	3,469	3,381
Benefit Street Partners CLO XXI, Ser 2020- 21A, Cl E
8.297%, VAR ICE LIBOR USD 3 Month+8.040%, 07/15/2031 (A)	1,531	1,531
Benefit Street Partners CLO, Warehouse Note
0.000%, (E)(J)	757	757
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(E)(H)	2,506	626
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(E)(H)	5,673	1,929
CVP Cascade CLO-2, Ser 2014-2A, Cl D
5.072%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(E)	2,337	1,047
CVP Cascade CLO-2, Ser 2014-2A, Cl E
6.072%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A) (B)(E)	2,624	528
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(E)(H)	5,115	3,427
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(E)(H)	3,046	12
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(E)(H)	4,940	1,087
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(E)(H)	6,015	1,684
Great Lakes CLO, Ser 2017-1A, Cl ER
7.775%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(E)	3,376	2,731
Great Lakes CLO, Ser 2017-1A, Cl FR
10.275%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(E)	1,972	1,552

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2018-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(E)	$4,328	$3,354
Great Lakes CLO, Ser 2018-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A) (B)(E)	1,640	1,229
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.832%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(E)	5,687	4,573
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(E)(H)	1,149	872
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.342%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(E)	2,886	1,991
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(E)(H)	2,164	1,299
JFIN CLO 2012, Ser 2018-1A, Cl BR
2.622%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2028 (A)	2,769	2,721
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(E)(H)	4,865	1,751
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.095%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(E)	3,201	2,401
Longfellow Place CLO, Ser 2013-1A
4.219%, 04/15/2029 (B)	2,519	2,342
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(E)(H)	1,563	878
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(E)	161	39
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(E)(H)	5,235	2,460
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(E)(H)	1,780	1,335
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.000%, 04/20/2033 (A)(E)(H)	23	21
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
7.995%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(E)	15,428	11,972

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl SUB
0.000%, 10/25/2028 (A)(E)(H)	$21,812	$6,107
NewStar Clarendon Fund CLO LLC, Ser 2015- 1A, Cl E
6.295%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(E)	4,470	3,554
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.472%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(E)	5,110	4,058
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(E)(H)	9,028	4,029
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.652%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(E)	4,200	2,749
OCP CLO 2020-19, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(E)(H)	1,876	1,678
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(E)(H)	3,012	1,506
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(E)(H)	7,965	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (E)(H)	6,412	321
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(E)(H)	3,251	1,625
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (E)(H)	13,119	10,655
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(E)(H)	7,377	4,721
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(E)(H)	5,509	3,217
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(E)(H)	5,959	4,231
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (E)(J)	8,139	5,860
Telos CLO, Ser 2018-5A, Cl BR
1.753%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(E)	1,624	1,566
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(E)(H)	15,819	6,802
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(E)(H)	2,950	1,357
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(E)(H)	2,865	974
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(E)(H)	5,750	3,105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
VOYA CLO, Ser 2020-2A
0.000%, 07/31/2031	7,797	$7,017

		201,000

Total Asset-Backed Securities (Cost $220,307) ($ Thousands)		201,000

	Shares

COMMON STOCK — 0.9%
21st Century Oncology	21,987	368
Amplify Energy Corp	110,885	135
Aquity Equity *(E)	89,545	940
Aquity Equity (Escrow Security) *(E)	67,129	134
Aspect Software CR1 *(E)	40,500	—
Aspect Software CR2 *(E)	16,397	—
ATD New Holdings *(E)	3,257	51
Battalion Oil *	6,488	54
Berry Corp	445,831	1,757
Cenveo Corp *(E)	66,991	938
CHC Group LLC *	3,887	—
Claire’s Stores Inc, 0.000% *(E)(F)	858	472
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	404
CUI Acquisition *(E)	3	—
Cumulus Media Inc, Cl A *	109,292	543
Foresight	32,310	356
Global Aviation Holdings, Cl A *(E)	101,199	—
Gymboree *(E)	18,542	9
Gymboree Holding *(E)	52,848	26
Hexion Holdings *	194,188	1,660
iHeartMedia Inc (C)	35,187	324
iHeartMedia Inc, Cl A *(C)	119,604	1,103
Jupiter Resources *(E)	571,046	428
Knight Energy Services *(E)(K)	2,205	—
Medical Card Systems *(E)	395,653	—
Monitronics International *(E)	384,669	3,193
Nine West	163,718	737
Parker Drilling *	143,734	576
Quad/Graphics Inc, Cl A	173	—
Reichhold Industries *(E)(F)	1,755	1,525
Remington Outdoor Company *(E)(F)	19,372	—
Rue 21 *	2,551	77
SandRidge Energy (Escrow Security) (E)	7,605,000	—
SandRidge Energy Inc *	10,878	17
TE Holdcorp *(E)	67,771	—
Titan Energy LLC *	22,243	1
UCI International *(E)(F)	39,275	1,414
VICI Properties Inc ‡	123,500	2,759
Vistra Corp	46,760	899

Total Common Stock (Cost $48,002) ($ Thousands)		20,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.7%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (A)	$400	$488
Apollo Commercial Real Estate Finance CV to 50.2260
4.750%, 08/23/2022	443	407
Blackstone Mortgage Trust CV to 28.0324
4.375%, 05/05/2022	1,331	1,278
CHC Group LLC CV to 125.0000
10.717%, 10/01/2020 (E)(L)	200	30
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	607
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	180	7
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (A)	805	903
Colony Capital Operating LLC CV to 434.7826
5.750%, 07/15/2025 (A)	315	451
DISH Network CV to 15.3429
3.375%, 08/15/2026	785	774
Gogo CV to 166.6667
6.000%, 05/15/2022	646	666
Golar LNG CV to 26.9925
2.750%, 02/15/2022	885	779
Liberty Media CV to 16.7764
3.750%, 02/15/2030	5,742	4,213
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,182	1,604
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	738
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,480	4,367
Oasis Petroleum CV 76.365
2.625%, 09/15/2023	180	32
Royal Caribbean Cruises CV to 13.8672
4.250%, 06/15/2023 (A)	355	431
Snap CV to 46.1233
0.250%, 05/01/2025 (A)	445	566

Total Convertible Bonds (Cost $17,748) ($ Thousands)		18,341

	Shares

PREFERRED STOCK — 0.4%
2020 Mandatory Exchangeable Trust,
6.500% *	901	1,310
Claire’s Stores Inc, 0.000% *(E)(F)	601	1,052
Crestwood Equity Partners, 9.250% (M)	466,824	2,927
Danaher, 5.000% *	902	1,105
FHLMC, 0.000% *	29,819	417
FNMA, 0.000% *	43,993	618
Ladenburg Thalmann Financial Services, 6.500%	99,400	1,566

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
MYT Holding, 10.000%	608,423	$523
TE Holdcorp, 0.000% *(E)	118,617	—

Total Preferred Stock (Cost $10,523) ($ Thousands)		9,518

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.3%

Connecticut — 0.1%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	2,940	2,856

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(E)	635	418
5.125%, 07/01/2037 (B)	465	301
5.000%, 07/01/2041 (B)	1,225	764
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (B)(E)	230	148
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (B)(E)	335	216
5.250%, 07/01/2027 (B)(E)	435	281
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)	695	449
5.250%, 07/01/2027 (B)(E)	570	368
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)(E)	690	448
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)(E)	425	274
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (B)(E)	285	185
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2021 (B)(E)	285	185
5.500%, 07/01/2038 (B)(E)	135	88
5.250%, 07/01/2033 (B)(E)	190	123
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)	110	71

		4,319

Total Municipal Bonds (Cost $7,158) ($ Thousands)		7,175

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Carestream, Expires Strike Price $0 *	66	$—
Guitar Center Holdings, Expires 04/16/2025 Strike Price $0 *(E)	29,435	—
iHeart Communications, Expires 05/01/2039 Strike Price $0 *(E)(F)	24,100	157
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $0 *(E)	3,400	—
Lion Holdings, Expires 12/30/2027 Strike Price $0 *	2,380	—
Remington Arms, Expires Strike Price $0 *(E)(F)	19,534	—
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	14,900	—
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	6,273	—

Total Warrants (Cost $505) ($ Thousands)		157

	Shares

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	68,897,156	68,897

Total Cash Equivalent (Cost $68,897) ($ Thousands)		68,897

Total Investments in Securities — 99.7% (Cost $2,571,635) ($ Thousands)		$2,498,034

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.33 INDEX	Sell	5.00%	Quarterly	12/20/2024	$(1,839)	$94	$(58)	$152
CDX.NA.HY.34 INDEX	Sell	5.00%	Quarterly	06/20/2025	(2,000)	107	2	105

						$201	$(56)	$257

Percentages are based on Net Assets of $2,505,652 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Securit.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $1,536,444 ($Thousands), representing 61.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.
(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2020 was $32,472 ($ Thousands) and represented 1.3% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.
(H)	There is currently no rate available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	Warehouse Note - Interest rate and maturity date are unavailable.
(K)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(L)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(M)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $2,927 ($ Thousands), or 0.1% of the Net Assets of the Fund.

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,953,694	8,535	1,962,229
Loan Participations	–	172,712	37,105	209,817
Asset-Backed Securities	–	16,029	184,971	201,000
Common Stock	10,600	1,170	9,130	20,900
Convertible Bonds	–	18,311	30	18,341
Preferred Stock	3,545	4,921	1,052	9,518
Municipal Bonds	–	4,441	2,734	7,175
Warrants	–	–	157	157
Cash Equivalent	68,897	–	–	68,897

Total Investments in Securities	83,042	2,171,278	243,714	2,498,034

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	257	–	257

Total Other Financial Instruments	–	257	–	257

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds	Investments in Warrants
Balance as of May 31, 2020	$9,408	$31,958	$177,914	$9,163	$30	$1,052	$2,474	$196
Accrued discounts/premiums	60	(23)	112	—	5	—	—	—
Realized gain/(loss)	—	(446)	96	67	—	—	—	—
Change in unrealized appreciation/ (depreciation)	570	1,032	12,806	(97)	(5)	—	260	(39)
Purchases	52	5,386	5,147	—	—	—	—	—
Sales	—	(802)	(11,104)	(3)	—	—	—	—
Net transfer into Level 3	66	—	—	—	—	—	—	—

Net transfer out of Level 3	(1,621)	—	—	—	—	—	—	—

Ending Balance as of August 31, 2020	$8,535	$37,105	$184,971	$9,130	$30	$1,052	$2,734	$157

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$544	$1,032	$13,046	$(97)	$(112)	$—	$260	$(39)

For the period ended August 31, 2020, there were transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 40,088	$ 268,102	$ (239,293)	$ —	$ —	$68,897	68,897,156	$4	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $3.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$201,093	$201,093
Maximum potential amount of future payments	—	—	—	3,839,000	3,839,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

High Yield Bond Fund (Concluded)

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)

0-100	$—	$—	$—	$—	$—	$—

101-200	—	—	—	—	—	—

201-300	—	—	—	—	—	—

301-400	—	—	3,839,000	—	—	3,839,000

> than 400	—	—	—	—	—	—

Total	$—	$—	$3,839,000	$—	$—	$3,839,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 68.2%

Communication Services — 9.4%
Alphabet
2.250%, 08/15/2060	$875	$838
2.050%, 08/15/2050	750	715
1.900%, 08/15/2040	500	487
America Movil
6.375%, 03/01/2035	305	441
6.125%, 03/30/2040	595	863
4.375%, 04/22/2049	700	873
AT&T
6.000%, 08/15/2040	2,225	2,991
5.700%, 03/01/2057	677	928
5.550%, 08/15/2041	885	1,147
5.450%, 03/01/2047	105	138
5.350%, 09/01/2040	200	257
5.250%, 03/01/2037	965	1,219
5.150%, 11/15/2046	560	704
5.150%, 02/15/2050	1,710	2,197
4.850%, 07/15/2045	505	603
4.800%, 06/15/2044	3,797	4,582
4.750%, 05/15/2046	365	439
4.650%, 06/01/2044	308	358
4.550%, 03/09/2049	480	567
4.500%, 05/15/2035	4,225	5,062
4.500%, 03/09/2048	549	647
4.350%, 06/15/2045	6,752	7,742
4.300%, 12/15/2042	300	342
3.850%, 06/01/2060	365	386
3.650%, 06/01/2051	462	487
3.300%, 02/01/2052	180	178
3.100%, 02/01/2043	485	483
Charter Communications Operating LLC
6.484%, 10/23/2045	2,218	3,028
6.384%, 10/23/2035	2,280	3,157
5.750%, 04/01/2048	1,180	1,481
5.375%, 05/01/2047	977	1,169
4.800%, 03/01/2050	625	714
3.700%, 04/01/2051	360	359
Comcast
6.400%, 05/15/2038	794	1,196
4.950%, 10/15/2058	203	293
4.700%, 10/15/2048	3,422	4,602
4.600%, 10/15/2038	430	553
4.600%, 08/15/2045	835	1,083
4.250%, 01/15/2033	430	537
4.049%, 11/01/2052	1,626	1,986
4.000%, 03/01/2048	465	564
3.999%, 11/01/2049	863	1,049
3.969%, 11/01/2047	2,373	2,851
3.900%, 03/01/2038	1,375	1,648
3.750%, 04/01/2040	2,114	2,504
2.650%, 08/15/2062	325	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cox Communications 4.700%, 12/15/2042 (A)	$353	$443
Deutsche Telekom International Finance 4.875%, 03/06/2042 (A)	695	914
Discovery Communications LLC 5.300%, 05/15/2049	375	461
5.200%, 09/20/2047	365	438
5.000%, 09/20/2037	665	786
4.875%, 04/01/2043	590	670
4.650%, 05/15/2050	540	620
Fox 5.576%, 01/25/2049	1,340	1,839
5.476%, 01/25/2039	755	1,001
Interpublic Group 5.400%, 10/01/2048	218	259
Koninklijke 8.375%, 10/01/2030	200	294
Level 3 Financing 3.875%, 11/15/2029 (A)	940	1,021
NBCUniversal Media LLC 5.950%, 04/01/2041	686	1,023
Rogers Communications 5.000%, 03/15/2044	1,077	1,409
4.500%, 03/15/2043	257	314
SES GLOBAL Americas Holdings GP 5.300%, 03/25/2044 (A)	1,200	1,253
Telefonica Emisiones SAU 5.213%, 03/08/2047	420	509
Time Warner Cable LLC 7.300%, 07/01/2038	475	679
6.750%, 06/15/2039	475	661
6.550%, 05/01/2037	1,005	1,354
5.875%, 11/15/2040	1,500	1,908
5.500%, 09/01/2041	1,385	1,701
4.500%, 09/15/2042	675	756
T-Mobile USA 4.500%, 04/15/2050 (A)	2,167	2,645
4.375%, 04/15/2040 (A)	650	778
Verizon Communications 5.250%, 03/16/2037	2,420	3,288
5.012%, 04/15/2049	335	467
5.012%, 08/21/2054	2,454	3,552
4.750%, 11/01/2041	495	653
4.672%, 03/15/2055	555	763
4.522%, 09/15/2048	724	952
4.500%, 08/10/2033	3,985	5,055
4.400%, 11/01/2034	900	1,122
4.272%, 01/15/2036	1,265	1,552
3.850%, 11/01/2042	165	197
ViacomCBS 5.850%, 09/01/2043	1,825	2,282
4.950%, 05/19/2050	678	791

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.850%, 12/15/2034	$1,000	$1,122
4.600%, 01/15/2045	310	338
Vodafone Group 5.250%, 05/30/2048	1,486	1,950
5.000%, 05/30/2038	1,245	1,564
4.875%, 06/19/2049	41	51
4.375%, 02/19/2043	865	1,017
4.250%, 09/17/2050	1,290	1,506
Walt Disney 7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	1,200	1,768
3.600%, 01/13/2051	4,745	5,413
3.500%, 05/13/2040	550	617
2.750%, 09/01/2049	447	441

		124,960

Consumer Discretionary — 2.1%
Alimentation Couche-Tard 4.500%, 07/26/2047 (A)	1,075	1,298
3.800%, 01/25/2050 (A)	490	530
Amazon.com 4.950%, 12/05/2044	2,029	2,912
4.050%, 08/22/2047	951	1,236
2.700%, 06/03/2060	600	620
Aptiv PLC 5.400%, 03/15/2049	904	1,008
General Motors 6.600%, 04/01/2036	330	396
6.250%, 10/02/2043	100	117
5.950%, 04/01/2049	1,000	1,180
Home Depot 4.250%, 04/01/2046	925	1,186
4.200%, 04/01/2043	460	578
3.900%, 06/15/2047	607	741
3.350%, 04/15/2050	1,600	1,829
2.700%, 04/15/2030	720	800
Lowe’s 5.125%, 04/15/2050	772	1,070
4.550%, 04/05/2049	380	489
4.050%, 05/03/2047	735	878
3.700%, 04/15/2046	1,060	1,203
McDonald’s MTN 4.875%, 12/09/2045	95	124
4.600%, 05/26/2045	650	816
4.450%, 03/01/2047	1,535	1,914
4.450%, 09/01/2048	50	63
3.625%, 09/01/2049	785	886
3.600%, 07/01/2030	420	487
NIKE 3.375%, 03/27/2050	1,802	2,074
3.250%, 03/27/2040	655	738
2.850%, 03/27/2030	560	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starbucks 4.500%, 11/15/2048	$310	$382
4.450%, 08/15/2049	440	534
3.350%, 03/12/2050	710	728
TJX 3.875%, 04/15/2030	810	962

		28,405

Consumer Staples — 6.1%
Aetna 3.875%, 08/15/2047	545	636
Altria Group 5.950%, 02/14/2049	980	1,332
5.800%, 02/14/2039	185	236
5.375%, 01/31/2044	1,215	1,508
4.450%, 05/06/2050	315	360
3.875%, 09/16/2046	100	104
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	7,251	8,954
4.700%, 02/01/2036	6,160	7,400
Anheuser-Busch InBev Worldwide 5.550%, 01/23/2049	1,561	2,101
4.600%, 04/15/2048	1,080	1,287
4.439%, 10/06/2048	2,122	2,476
4.375%, 04/15/2038	560	646
4.350%, 06/01/2040	591	687
Bacardi 5.300%, 05/15/2048 (A)	480	621
BAT Capital 5.282%, 04/02/2050	245	294
4.758%, 09/06/2049	630	706
4.540%, 08/15/2047	1,980	2,154
4.390%, 08/15/2037	2,285	2,491
Bowdoin College 4.693%, 07/01/2112	131	152
Campbell Soup 4.800%, 03/15/2048	239	311
3.125%, 04/24/2050	225	228
Celgene 5.000%, 08/15/2045	270	334
Celgene Corp 4.550%, 02/20/2048	520	629
City of Hope 4.378%, 08/15/2048	650	804
Claremont Mckenna College 3.378%, 01/01/2050	1,055	1,173
Coca-Cola 4.200%, 03/25/2050	265	350
4.125%, 03/25/2040	230	296
2.600%, 06/01/2050	590	600
2.500%, 06/01/2040	690	715

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Conagra Brands 5.400%, 11/01/2048	$330	$455
Constellation Brands 4.500%, 05/09/2047	550	666
4.100%, 02/15/2048	615	710
Costco Wholesale 1.600%, 04/20/2030	915	932
Diageo Capital 2.125%, 04/29/2032	215	224
Fomento Economico Mexicano 3.500%, 01/16/2050	710	762
Georgetown University 2.943%, 04/01/2050	400	410
Hershey 3.125%, 11/15/2049	444	488
Johns Hopkins University 2.813%, 01/01/2060	605	637
Keurig Dr Pepper 5.085%, 05/25/2048	265	362
4.985%, 05/25/2038	235	308
Kraft Heinz Foods 6.875%, 01/26/2039	865	1,178
4.875%, 10/01/2049 (A)	605	667
4.375%, 06/01/2046	1,890	1,939
Kroger 5.400%, 01/15/2049	10	14
4.650%, 01/15/2048	744	949
4.450%, 02/01/2047	1,885	2,318
3.950%, 01/15/2050	572	667
Massachusetts Institute of Technology 5.600%, 07/01/2111	545	957
Molson Coors Brewing 4.200%, 07/15/2046	750	779
Mondelez International 4.625%, 05/07/2048	450	605
Nestle Holdings 4.000%, 09/24/2048 (A)	180	237
3.900%, 09/24/2038 (A)	815	1,031
New York and Presbyterian Hospital 3.954%, 08/01/2119	395	457
3.563%, 08/01/2036	750	836
PepsiCo 3.625%, 03/19/2050	675	821
3.500%, 03/19/2040	390	460
3.450%, 10/06/2046	705	829
2.875%, 10/15/2049	105	112
Philip Morris International 4.500%, 03/20/2042	1,665	2,047
4.250%, 11/10/2044	230	281
4.125%, 03/04/2043	90	107
3.875%, 08/21/2042	795	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Procter & Gamble 3.600%, 03/25/2050	$1,302	$1,653
3.550%, 03/25/2040	645	790
Reynolds American 5.850%, 08/15/2045	820	1,017
Tyson Foods 5.100%, 09/28/2048	445	612
University of Chicago 2.761%, 04/01/2045	440	466
University of Southern California 5.250%, 10/01/2111	1,340	2,141
2.805%, 10/01/2050	1,400	1,502
Upjohn 4.000%, 06/22/2050 (A)	1,000	1,089
Walgreen 4.400%, 09/15/2042	475	502
Walgreens Boots Alliance 4.800%, 11/18/2044	1,235	1,359
Walmart 4.300%, 04/22/2044	231	307
4.050%, 06/29/2048	3,790	4,925
3.950%, 06/28/2038	675	844
3.625%, 12/15/2047	95	117
2.950%, 09/24/2049	477	530

		81,600

Energy — 8.3%
BG Energy Capital 5.125%, 10/15/2041 (A)	405	527
BP Capital Markets America 3.633%, 04/06/2030	1,955	2,250
3.000%, 02/24/2050	25	25
2.772%, 11/10/2050	2,030	1,921
Burlington Resources LLC 7.200%, 08/15/2031	20	29
5.950%, 10/15/2036	190	266
Canadian Natural Resources MTN 4.950%, 06/01/2047	350	408
Chevron 3.078%, 05/11/2050	1,084	1,177
Columbia Pipeline Group 5.800%, 06/01/2045	445	569
Concho Resources 4.875%, 10/01/2047	425	493
4.850%, 08/15/2048	135	156
Conoco Funding 7.250%, 10/15/2031	370	552
ConocoPhillips 5.900%, 05/15/2038	1,628	2,312
4.300%, 11/15/2044	1,475	1,878
Devon Energy 5.600%, 07/15/2041	1,105	1,169

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 06/15/2045	$60	$60
4.750%, 05/15/2042	975	944
Ecopetrol 5.875%, 05/28/2045	1,167	1,324
El Paso Natural Gas 8.375%, 06/15/2032	300	414
Enbridge Energy Partners 5.500%, 09/15/2040	400	488
Energy Transfer Operating 6.125%, 12/15/2045	1,758	1,796
5.950%, 10/01/2043	1,590	1,564
5.300%, 04/15/2047	685	666
5.250%, 04/15/2029	155	170
5.150%, 02/01/2043	95	89
5.150%, 03/15/2045	200	187
5.000%, 05/15/2050	697	666
4.900%, 03/15/2035	1,000	995
3.750%, 05/15/2030	15	15
Eni SpA 5.700%, 10/01/2040 (A)	740	877
Enterprise Products Operating LLC 6.650%, 10/15/2034	1,330	1,786
6.125%, 10/15/2039	420	547
5.700%, 02/15/2042	540	685
5.100%, 02/15/2045	600	721
4.950%, 10/15/2054	545	628
4.900%, 05/15/2046	1,790	2,101
4.850%, 03/15/2044	575	666
4.800%, 02/01/2049	305	360
4.250%, 02/15/2048	355	386
4.200%, 01/31/2050	265	289
EOG Resources 4.950%, 04/15/2050	884	1,131
4.375%, 04/15/2030	520	623
EQM Midstream Partners 6.500%, 07/15/2048	500	505
EQT 3.900%, 10/01/2027	302	292
Equinor 6.800%, 01/15/2028	115	156
3.950%, 05/15/2043	650	757
3.700%, 04/06/2050	55	64
3.625%, 04/06/2040	2,075	2,394
2.375%, 05/22/2030	540	574
Exxon Mobil 4.327%, 03/19/2050	1,485	1,904
4.227%, 03/19/2040	535	662
3.452%, 04/15/2051	4,653	5,218
Halliburton 5.000%, 11/15/2045	35	39
Hess 5.800%, 04/01/2047	120	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.600%, 02/15/2041	$1,475	$1,699
Kinder Morgan 5.550%, 06/01/2045	1,185	1,468
5.300%, 12/01/2034	3,131	3,756
5.050%, 02/15/2046	10	12
3.250%, 08/01/2050	235	220
2.000%, 02/15/2031	160	157
Kinder Morgan Energy Partners 6.375%, 03/01/2041	636	800
5.800%, 03/15/2035	450	558
5.000%, 08/15/2042	700	784
Marathon Oil 5.200%, 06/01/2045	505	503
Marathon Petroleum 6.500%, 03/01/2041	523	669
Motiva Enterprises 6.850%, 01/15/2040 (A)	1,415	1,711
MPLX 5.500%, 02/15/2049	1,175	1,395
5.200%, 03/01/2047	165	187
4.500%, 04/15/2038	675	717
2.650%, 08/15/2030	1,055	1,048
Noble Energy 5.250%, 11/15/2043	1,340	1,787
5.050%, 11/15/2044	515	672
4.950%, 08/15/2047	220	290
4.200%, 10/15/2049	275	335
Northern Natural Gas 4.300%, 01/15/2049 (A)	275	325
Occidental Petroleum 6.139%, 10/10/2036 (B)	5,628	2,448
4.500%, 07/15/2044	375	296
4.400%, 08/15/2049	200	154
4.300%, 08/15/2039	811	624
Petroleos Mexicanos 7.690%, 01/23/2050 (A)	160	144
6.950%, 01/28/2060 (A)	382	318
6.350%, 02/12/2048	745	601
Petroleos Mexicanos MTN 6.750%, 09/21/2047	1,555	1,298
Phillips 66 5.875%, 05/01/2042	810	1,094
4.875%, 11/15/2044	1,205	1,468
Phillips 66 Partners 4.900%, 10/01/2046	1,064	1,150
Plains All American Pipeline/PAA Finance 4.900%, 02/15/2045	500	480
Rockies Express Pipeline LLC 6.875%, 04/15/2040 (A)	1,135	1,169
Sabal Trail Transmission LLC 4.832%, 05/01/2048 (A)	725	848
4.682%, 05/01/2038 (A)	455	523

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil MTN 4.375%, 04/16/2049 (A)	$105	$128
Shell International Finance BV 6.375%, 12/15/2038	1,577	2,364
5.500%, 03/25/2040	390	546
4.550%, 08/12/2043	1,485	1,862
4.375%, 05/11/2045	410	510
4.000%, 05/10/2046	130	155
3.750%, 09/12/2046	545	625
3.125%, 11/07/2049	435	457
Southern Natural Gas 7.350%, 02/15/2031	1,223	1,637
Suncor Energy 6.800%, 05/15/2038	520	708
6.500%, 06/15/2038	250	329
Sunoco Logistics Partners Operations 5.400%, 10/01/2047	3,445	3,421
5.350%, 05/15/2045	520	500
Tennessee Gas Pipeline 7.000%, 10/15/2028	1,072	1,385
Texas Eastern Transmission 7.000%, 07/15/2032	1,570	2,101
4.150%, 01/15/2048 (A)	715	764
Total Capital International 3.386%, 06/29/2060	305	334
3.127%, 05/29/2050	1,530	1,611
2.986%, 06/29/2041	365	382
TransCanada PipeLines 7.250%, 08/15/2038	1,070	1,583
4.875%, 05/15/2048	195	251
4.750%, 05/15/2038	780	929
4.625%, 03/01/2034	1,360	1,637
Transcanada Trust 5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,632
Transcontinental Gas Pipe Line LLC 5.400%, 08/15/2041	1,115	1,345
4.600%, 03/15/2048	536	636
4.450%, 08/01/2042	705	797
Valero Energy 10.500%, 03/15/2039	1,397	2,339
Williams 7.500%, 01/15/2031	395	520
6.300%, 04/15/2040	550	694
5.100%, 09/15/2045	275	322

		110,824

Financials — 10.2%
AIG SunAmerica Global Financing 6.900%, 03/15/2032 (A)	2,042	3,095
American International Group 4.500%, 07/16/2044	1,815	2,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 06/30/2050	$15	$18
3.875%, 01/15/2035	990	1,151
3.400%, 06/30/2030	120	133
Banco Santander 3.490%, 05/28/2030	265	291
Bank of America 6.110%, 01/29/2037	660	945
6.000%, 10/15/2036	2,950	4,286
Bank of America MTN 5.875%, 02/07/2042	2,445	3,656
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	915	1,183
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	645	808
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	2,555	3,095
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	514
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	945	1,028
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	600	612
Berkshire Hathaway 4.500%, 02/11/2043	758	1,028
Berkshire Hathaway Finance 4.400%, 05/15/2042	1,300	1,695
4.200%, 08/15/2048	1,600	2,063
Blackstone Holdings Finance LLC 6.250%, 08/15/2042 (A)	1,569	2,239
Brighthouse Financial 4.700%, 06/22/2047	876	845
Carlyle Holdings II Finance LLC 5.625%, 03/30/2043 (A)	1,263	1,592
Chubb INA Holdings 6.700%, 05/15/2036	627	965
Cincinnati Financial 6.920%, 05/15/2028	1,984	2,636
Citigroup 6.625%, 06/15/2032	1,075	1,514
4.750%, 05/18/2046	1,425	1,825
4.650%, 07/23/2048	735	989
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	1,118	1,448
4.125%, 07/25/2028	530	609
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	500	544
Commonwealth Bank of Australia MTN 3.743%, 09/12/2039 (A)	415	467
Cooperatieve Rabobank UA 5.250%, 08/04/2045	155	218

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group 4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	$450	$525
Farmers Exchange Capital 7.200%, 07/15/2048 (A)	225	324
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	925	1,168
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	700	844
Fifth Third Bancorp 8.250%, 03/01/2038	286	476
First Republic Bank 4.625%, 02/13/2047	567	702
FMR 5.150%, 02/01/2043 (A)	540	733
Goldman Sachs Group 6.750%, 10/01/2037	1,570	2,291
6.250%, 02/01/2041	2,036	3,080
4.750%, 10/21/2045	50	67
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	615	759
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	3,895	4,594
Goldman Sachs Group MTN 4.800%, 07/08/2044	1,034	1,362
Guardian Life Insurance of America 4.875%, 06/19/2064 (A)	1,210	1,637
Hartford Financial Services Group 6.625%, 03/30/2040	440	624
HSBC Bank USA 7.000%, 01/15/2039	485	740
HSBC Holdings 6.800%, 06/01/2038	1,067	1,535
6.500%, 09/15/2037	2,200	3,083
4.950%, 03/31/2030	230	283
Intercontinental Exchange 3.000%, 09/15/2060	935	973
2.650%, 09/15/2040	450	457
JPMorgan Chase 6.400%, 05/15/2038	150	232
5.600%, 07/15/2041	1,296	1,926
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	760	943
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	1,465	1,800
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,955	2,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	$2,025	$2,204
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	715	786
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	420	452
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,505	1,633
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,545	1,978
Liberty Mutual Group
3.951%, 10/15/2050 (A)	2,200	2,467
3.950%, 05/15/2060 (A)	590	645
Lloyds Banking Group
4.344%, 01/09/2048	391	489
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	745	830
Markel
4.150%, 09/17/2050	1,635	1,931
Marsh & McLennan
4.750%, 03/15/2039	909	1,216
4.200%, 03/01/2048	720	931
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	578
3.375%, 04/15/2050 (A)	792	821
MetLife
5.875%, 02/06/2041	280	413
4.875%, 11/13/2043	795	1,085
4.721%, 12/15/2044	255	336
4.050%, 03/01/2045	1,481	1,810
Mitsubishi UFJ Financial Group 4.153%, 03/07/2039	340	416
Moody’s 4.875%, 12/17/2048	1,055	1,412
Morgan Stanley 4.375%, 01/22/2047	105	140
3.625%, 01/20/2027	370	423
Morgan Stanley MTN 6.375%, 07/24/2042	794	1,258
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	135	208
4.300%, 01/27/2045	1,000	1,304
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	658
National Rural Utilities Cooperative Finance 4.300%, 03/15/2049	975	1,266

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Financial Services
3.900%, 11/30/2049 (A)	$495	$509
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	133
4.350%, 04/30/2050 (A)	320	353
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,299
5.875%, 05/15/2033 (A)	852	1,175
4.450%, 05/15/2069 (A)	950	1,189
3.750%, 05/15/2050 (A)	351	400
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,008	1,112
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,940
Raymond James Financial
4.950%, 07/15/2046	935	1,194
S&P Global
3.250%, 12/01/2049	250	291
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	835	931
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	325	410
4.270%, 05/15/2047 (A)	65	77
3.300%, 05/15/2050 (A)	1,000	1,037
Travelers
4.000%, 05/30/2047	665	830
Truist Bank
2.250%, 03/11/2030	400	417
US Bancorp MTN
1.375%, 07/22/2030	880	873
Wells Fargo
5.850%, 02/01/2037	3,790	5,183
5.606%, 01/15/2044	380	518
3.900%, 05/01/2045	548	645
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	3,824	5,220
4.900%, 11/17/2045	365	463
4.750%, 12/07/2046	45	57
4.650%, 11/04/2044	1,370	1,669
4.400%, 06/14/2046	1,210	1,449
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	455	490
Westpac Banking
4.421%, 07/24/2039	215	266
Willis North America
3.875%, 09/15/2049	710	820

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XLIT
5.250%, 12/15/2043	$587	$799

		136,621

Health Care — 8.2%
Abbott Laboratories
4.900%, 11/30/2046	944	1,354
AbbVie
4.875%, 11/14/2048	905	1,170
4.850%, 06/15/2044 (A)	650	817
4.700%, 05/14/2045	1,485	1,855
4.550%, 03/15/2035 (A)	2,030	2,538
4.500%, 05/14/2035	1,795	2,218
4.450%, 05/14/2046	800	969
4.400%, 11/06/2042	1,939	2,344
4.250%, 11/21/2049 (A)	1,101	1,329
4.050%, 11/21/2039 (A)	450	527
Advocate Health & Hospitals
4.272%, 08/15/2048	921	1,186
Aetna
4.125%, 11/15/2042	550	627
Alcon Finance
3.800%, 09/23/2049 (A)	750	863
Amgen
4.950%, 10/01/2041	825	1,098
4.663%, 06/15/2051	1,650	2,182
4.400%, 05/01/2045	2,605	3,273
3.150%, 02/21/2040	886	943
Anthem
4.650%, 01/15/2043	140	178
4.550%, 03/01/2048	465	601
4.375%, 12/01/2047	2,888	3,641
3.700%, 09/15/2049	1,000	1,142
AstraZeneca
6.450%, 09/15/2037	1,721	2,661
BayCare Health System
3.831%, 11/15/2050	365	455
Bayer US Finance II LLC
4.625%, 06/25/2038 (A)	125	149
4.875%, 06/25/2048 (A)	218	270
3.950%, 04/15/2045 (A)	500	549
4.400%, 07/15/2044 (A)	2,580	2,924
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,299
Becton Dickinson
3.794%, 05/20/2050	860	971
Biogen
5.200%, 09/15/2045	90	123
3.150%, 05/01/2050	370	377
Boston Scientific
4.550%, 03/01/2039	560	701

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
4.550%, 02/20/2048	$524	$724
4.250%, 10/26/2049	1,490	1,983
Cigna
4.900%, 12/15/2048	100	134
4.800%, 08/15/2038	620	783
4.800%, 07/15/2046	1,253	1,623
3.875%, 10/15/2047	950	1,083
3.400%, 03/15/2050	590	635
3.200%, 03/15/2040	215	229
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	824
CommonSpirit Health
4.187%, 10/01/2049	786	843
CVS Health
5.125%, 07/20/2045	700	906
5.050%, 03/25/2048	5,130	6,690
4.780%, 03/25/2038	2,680	3,293
4.250%, 04/01/2050	283	338
4.125%, 04/01/2040	595	691
2.700%, 08/21/2040	425	416
Gilead Sciences
4.800%, 04/01/2044	529	704
4.750%, 03/01/2046	5	7
4.600%, 09/01/2035	1,080	1,438
4.500%, 02/01/2045	1,570	2,039
GlaxoSmithKline Capital
6.375%, 05/15/2038	590	918
Hackensack Meridian Health
2.875%, 09/01/2050	370	369
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,572
HCA
5.250%, 06/15/2049	1,890	2,375
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	912	951
Humana
4.950%, 10/01/2044	740	995
3.950%, 08/15/2049	515	623
Johns Hopkins Health System
3.837%, 05/15/2046	555	684
Johnson & Johnson
3.400%, 01/15/2038	790	936
Kaiser Foundation Hospitals
4.875%, 04/01/2042	185	256
4.150%, 05/01/2047	590	757
3.266%, 11/01/2049	580	648
MedStar Health
3.626%, 08/15/2049	1,780	1,924
Medtronic
4.375%, 03/15/2035	886	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$405	$426
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	325	434
Merck
4.150%, 05/18/2043	605	783
2.450%, 06/24/2050	530	532
2.350%, 06/24/2040	340	347
Methodist Hospital
2.705%, 12/01/2050	370	369
Mylan
5.250%, 06/15/2046	315	395
New York and Presbyterian Hospital
4.763%, 08/01/2116	309	397
Northwell Healthcare
4.260%, 11/01/2047	390	460
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,426
3.380%, 07/01/2055	645	670
Partners Healthcare System
3.342%, 07/01/2060	2,125	2,323
3.192%, 07/01/2049	85	92
Pfizer
4.000%, 12/15/2036	1,010	1,244
2.700%, 05/28/2050	310	323
2.550%, 05/28/2040	170	178
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	883
Royalty Pharma
3.300%, 09/02/2040 (A)	500	492
Stanford Health Care
3.795%, 11/15/2048	731	918
Stryker
4.100%, 04/01/2043	805	962
2.900%, 06/15/2050	195	204
Takeda Pharmaceutical
3.175%, 07/09/2050	834	855
3.025%, 07/09/2040	250	259
Thermo Fisher Scientific
4.100%, 08/15/2047	495	632
UnitedHealth Group
6.875%, 02/15/2038	885	1,426
6.625%, 11/15/2037	555	872
4.625%, 07/15/2035	730	965
4.250%, 04/15/2047	1,075	1,387
4.200%, 01/15/2047	925	1,174
3.875%, 08/15/2059	345	432
3.700%, 08/15/2049	656	796
3.125%, 05/15/2060	125	137
2.750%, 05/15/2040	145	154

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Upjohn
3.850%, 06/22/2040 (A)	$935	$1,016
Wyeth LLC
6.000%, 02/15/2036	1,800	2,617
5.950%, 04/01/2037	536	794
Zoetis
4.450%, 08/20/2048	205	272
3.000%, 05/15/2050	270	293

		109,835

Industrials — 7.1%
3M
3.250%, 08/26/2049	610	695
3.050%, 04/15/2030	135	154
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	641
Air Lease
3.250%, 10/01/2029	255	247
Air Lease MTN
3.000%, 02/01/2030	180	170
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	1	1
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	1,047
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	403
Boeing
5.930%, 05/01/2060	510	624
5.805%, 05/01/2050	3,521	4,224
5.705%, 05/01/2040	3,780	4,390
3.750%, 02/01/2050	420	378
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,430
6.150%, 05/01/2037	685	1,031
5.750%, 05/01/2040	185	269
5.050%, 03/01/2041	205	281
4.900%, 04/01/2044	130	180
4.400%, 03/15/2042	2,340	2,980
4.125%, 06/15/2047	800	1,009
3.050%, 02/15/2051	1,520	1,682
Canadian National Railway
6.200%, 06/01/2036	511	780
3.650%, 02/03/2048	575	707
2.450%, 05/01/2050	1,065	1,069
Canadian Pacific Railway
6.125%, 09/15/2115	2,332	3,575
Carrier Global
3.577%, 04/05/2050 (A)	285	302
3.377%, 04/05/2040 (A)	275	286
Caterpillar
3.250%, 09/19/2049	355	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 04/09/2050	$1,090	$1,235
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	3,588	3,412
Crane
4.200%, 03/15/2048	450	473
CSX
4.750%, 05/30/2042	1,420	1,839
Deere
3.750%, 04/15/2050	706	865
3.100%, 04/15/2030	230	263
Emerson Electric
2.750%, 10/15/2050	595	619
FedEx
5.100%, 01/15/2044	275	347
4.550%, 04/01/2046	1,673	1,990
4.400%, 01/15/2047	405	468
4.100%, 02/01/2045	275	309
4.050%, 02/15/2048	210	235
3.900%, 02/01/2035	700	796
GE Capital Funding LLC
4.400%, 05/15/2030 (A)	1,405	1,484
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,086	6,287
General Dynamics
4.250%, 04/01/2040	805	1,017
4.250%, 04/01/2050	265	345
General Electric
4.250%, 05/01/2040	1,140	1,151
General Electric MTN
5.875%, 01/14/2038	4,135	4,775
0.760%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	857
Johnson Controls International
4.950%, 07/02/2064	225	282
Kansas City Southern
4.200%, 11/15/2069	453	457
Lockheed Martin
4.700%, 05/15/2046	1,461	2,001
4.070%, 12/15/2042	600	757
3.600%, 03/01/2035	1,085	1,303
Norfolk Southern
5.100%, 08/01/2118	910	1,176
4.800%, 08/15/2043	528	654
4.450%, 06/15/2045	602	773
4.050%, 08/15/2052	664	805
3.942%, 11/01/2047	646	775
3.155%, 05/15/2055 (A)	839	882
Northrop Grumman
4.750%, 06/01/2043	1,275	1,656
4.030%, 10/15/2047	345	422
3.850%, 04/15/2045	1,100	1,304

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	$170	$164
Otis Worldwide
3.362%, 02/15/2050 (A)	100	110
Parker-Hannifin
4.000%, 06/14/2049	450	547
Parker-Hannifin MTN
4.450%, 11/21/2044	405	510
Raytheon Technologies
5.700%, 04/15/2040	1,635	2,281
4.625%, 11/16/2048	105	138
4.500%, 06/01/2042	2,200	2,797
4.350%, 04/15/2047 (A)	900	1,121
3.750%, 11/01/2046	49	57
Snap-on
3.100%, 05/01/2050	571	602
Trane Technologies Global Holding
4.300%, 02/21/2048	380	459
TTX
4.600%, 02/01/2049 (A)	844	1,104
Union Pacific
4.500%, 09/10/2048	483	642
4.375%, 09/10/2038	485	604
3.839%, 03/20/2060	2,410	2,814
3.799%, 10/01/2051	555	670
3.750%, 02/05/2070	110	125
3.250%, 02/05/2050	2,356	2,610
Union Pacific MTN
3.550%, 08/15/2039	620	731
United Airlines Pass-Through Trust, Ser 2019— 1, Cl AA
4.150%, 08/25/2031	398	395
United Parcel Service
3.750%, 11/15/2047	595	716
3.400%, 09/01/2049	385	443
US Airways, Pass-Through Trust, Ser 2010-1,Cl A
6.250%, 04/22/2023	838	760
Waste Connections
3.050%, 04/01/2050	450	467
Waste Management
4.150%, 07/15/2049	615	775
3.900%, 03/01/2035	360	433
WW Grainger
4.600%, 06/15/2045	340	440
4.200%, 05/15/2047	797	971

		95,455

Information Technology — 4.6%
Activision Blizzard
4.500%, 06/15/2047	295	383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apple
4.650%, 02/23/2046	$1,489	$2,047
4.500%, 02/23/2036	660	877
4.450%, 05/06/2044	765	1,030
4.375%, 05/13/2045	2,375	3,137
3.850%, 05/04/2043	145	179
3.750%, 09/12/2047	250	303
3.450%, 02/09/2045	2,455	2,871
2.950%, 09/11/2049	350	378
2.550%, 08/20/2060	985	979
Applied Materials
4.350%, 04/01/2047	461	626
Broadcom
4.300%, 11/15/2032	230	265
Cisco Systems
5.900%, 02/15/2039	751	1,140
Corning
5.850%, 11/15/2068	1,753	2,360
5.450%, 11/15/2079	1,160	1,453
Deutsche Telekom
3.625%, 01/21/2050 (A)	690	767
Fiserv
4.400%, 07/01/2049	1,140	1,433
Intel
4.950%, 03/25/2060	350	504
4.750%, 03/25/2050	625	866
3.734%, 12/08/2047	1,615	1,926
3.250%, 11/15/2049	1,090	1,220
Juniper Networks
5.950%, 03/15/2041	1,526	1,931
KLA
5.000%, 03/15/2049	527	703
3.300%, 03/01/2050	347	370
Lam Research
2.875%, 06/15/2050	557	589
Mastercard
3.850%, 03/26/2050	1,430	1,799
3.650%, 06/01/2049	415	502
Microsoft
4.250%, 02/06/2047	1,654	2,231
4.100%, 02/06/2037	1,243	1,601
4.000%, 02/12/2055	744	996
3.950%, 08/08/2056	718	950
3.700%, 08/08/2046	1,805	2,262
3.450%, 08/08/2036	525	633
2.675%, 06/01/2060	1,217	1,280
2.525%, 06/01/2050	4,109	4,316
NVIDIA
3.700%, 04/01/2060	45	53
3.500%, 04/01/2040	670	773
3.500%, 04/01/2050	1,007	1,140

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
5.550%, 12/01/2028 (A)	$355	$446
Oracle
4.375%, 05/15/2055	1,260	1,584
4.300%, 07/08/2034	225	281
4.125%, 05/15/2045	1,180	1,406
4.000%, 07/15/2046	1,490	1,757
4.000%, 11/15/2047	590	699
3.900%, 05/15/2035	40	48
3.800%, 11/15/2037	2,170	2,516
3.600%, 04/01/2040	960	1,086
3.600%, 04/01/2050	1,240	1,379
PayPal Holdings
3.250%, 06/01/2050	495	559
Texas Instruments
4.150%, 05/15/2048	367	482
Visa
4.300%, 12/14/2045	955	1,271
4.150%, 12/14/2035	505	658
2.700%, 04/15/2040	525	567

		61,612

Materials — 1.0%
Air Products and Chemicals
2.700%, 05/15/2040	220	236
Barrick Gold
5.250%, 04/01/2042	120	165
BHP Billiton Finance USA
5.000%, 09/30/2043	655	931
Dow Chemical
3.600%, 11/15/2050	980	999
DowDuPont
5.419%, 11/15/2048	725	993
DuPont de Nemours
5.319%, 11/15/2038	985	1,272
FMC
4.500%, 10/01/2049	605	766
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,026	1,219
International Flavors & Fragrances
5.000%, 09/26/2048	1,175	1,461
International Paper
5.150%, 05/15/2046	695	887
LYB International Finance III LLC
4.200%, 10/15/2049	870	968
4.200%, 05/01/2050	265	291
Newmont Goldcorp
6.250%, 10/01/2039	920	1,348
5.875%, 04/01/2035	185	268
Sherwin-Williams
3.300%, 05/15/2050	340	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vulcan Materials
4.500%, 06/15/2047	$160	$186
WRKCo
4.900%, 03/15/2029	170	209
4.200%, 06/01/2032	470	570

		13,134

Real Estate — 1.6%
Agree
2.900%, 10/01/2030	395	406
American Campus Communities Operating Partnership
2.850%, 02/01/2030	395	395
AvalonBay Communities MTN
4.350%, 04/15/2048	80	104
Boston Properties
2.900%, 03/15/2030	325	344
CubeSmart
3.000%, 02/15/2030	425	455
CyrusOne
3.450%, 11/15/2029	1,920	2,097
Essex Portfolio
2.650%, 09/01/2050	415	385
GLP Capital/GLP Financing II
5.300%, 01/15/2029	965	1,067
4.000%, 01/15/2031	600	621
Healthcare Realty Trust
3.625%, 01/15/2028	700	752
Healthpeak Properties
6.750%, 02/01/2041	180	259
Highwoods Realty
2.600%, 02/01/2031	235	234
Hudson Pacific Properties
4.650%, 04/01/2029	390	440
3.250%, 01/15/2030	355	365
National Retail Properties
4.800%, 10/15/2048	335	388
3.100%, 04/15/2050	470	417
Regency Centers
4.650%, 03/15/2049	635	745
4.400%, 02/01/2047	300	335
Simon Property Group
6.750%, 02/01/2040	634	901
3.250%, 09/13/2049	610	579
2.650%, 07/15/2030	670	671
Simon Property Group LP
3.800%, 07/15/2050	1,490	1,548
Spirit Realty
3.200%, 02/15/2031	655	641
Ventas Realty
5.700%, 09/30/2043	2,537	3,001

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
5.125%, 03/15/2043	$2,499	$2,788
4.950%, 09/01/2048	722	874

		20,812

Utilities — 9.6%
AEP Transmission LLC
3.800%, 06/15/2049	405	488
Alabama Power
4.300%, 07/15/2048	745	963
4.150%, 08/15/2044	1,045	1,290
3.700%, 12/01/2047	1,061	1,266
American Water Capital
4.150%, 06/01/2049	485	610
3.750%, 09/01/2047	180	215
3.450%, 05/01/2050	1,230	1,408
Appalachian Power
4.500%, 03/01/2049	500	619
4.450%, 06/01/2045	650	789
Baltimore Gas & Electric
5.200%, 06/15/2033	1,238	1,532
2.900%, 06/15/2050	420	437
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,966	7,161
Black Hills
4.350%, 05/01/2033	495	577
4.200%, 09/15/2046	500	607
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	898
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	335	359
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,057
Cleco Power
6.000%, 12/01/2040	750	987
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,989
4.000%, 03/01/2048	690	870
3.700%, 03/01/2045	600	712
3.200%, 11/15/2049	445	491
3.000%, 03/01/2050	845	912
Connecticut Light & Power
4.000%, 04/01/2048	500	640
Consolidated Edison of New York
6.750%, 04/01/2038	525	810
6.300%, 08/15/2037	865	1,270
4.500%, 05/15/2058	750	962
4.450%, 03/15/2044	245	307
3.950%, 04/01/2050	1,091	1,308
3.850%, 06/15/2046	500	584
3.700%, 11/15/2059	600	688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumers Energy
3.100%, 08/15/2050	$460	$506
2.500%, 05/01/2060	300	291
Dominion Energy
5.250%, 08/01/2033	2,830	3,588
4.900%, 08/01/2041	1,785	2,317
DTE Electric
4.050%, 05/15/2048	480	606
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,690	2,528
6.000%, 01/15/2038	614	925
5.300%, 02/15/2040	1,880	2,662
4.250%, 12/15/2041	1,250	1,601
3.200%, 08/15/2049	20	23
Duke Energy Florida LLC
6.350%, 09/15/2037	450	684
1.750%, 06/15/2030	610	628
Duke Energy Indiana LLC
6.350%, 08/15/2038	310	473
4.900%, 07/15/2043	750	1,007
3.750%, 05/15/2046	845	999
Duke Energy Ohio
2.125%, 06/01/2030	315	333
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	2,976
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	791
East Ohio Gas
3.000%, 06/15/2050 (A)	530	557
Electricite de France
6.000%, 01/22/2114 (A)	495	659
5.000%, 09/21/2048 (A)	730	953
4.950%, 10/13/2045 (A)	640	791
4.750%, 10/13/2035 (A)	245	311
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,548
Entergy
3.750%, 06/15/2050	504	582
Entergy Louisiana LLC
4.200%, 04/01/2050	795	1,036
Entergy Texas
3.550%, 09/30/2049	475	540
Evergy Missouri West
8.270%, 11/15/2021	2,600	2,815
Exelon
4.950%, 06/15/2035	1,260	1,540
Exelon Generation LLC
5.600%, 06/15/2042	1,140	1,328
FirstEnergy
4.850%, 07/15/2047	360	440
2.250%, 09/01/2030	655	652

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	$1,200	$1,517
Florida Power & Light
5.960%, 04/01/2039	980	1,479
5.690%, 03/01/2040	1,201	1,778
5.400%, 09/01/2035	2,315	3,231
3.990%, 03/01/2049	360	465
Georgia Power
4.300%, 03/15/2042	630	748
3.700%, 01/30/2050	1,595	1,812
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,131	1,525
4.700%, 09/01/2045 (A)	280	358
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,908
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,644
Massachusetts Electric
5.900%, 11/15/2039 (A)	476	681
MidAmerican Energy
4.800%, 09/15/2043	725	978
4.400%, 10/15/2044	950	1,220
4.250%, 05/01/2046	565	724
MidAmerican Energy MTN
5.800%, 10/15/2036	425	614
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,592
NiSource
5.950%, 06/15/2041	417	594
1.700%, 02/15/2031	1,350	1,337
Northern States Power
5.350%, 11/01/2039	2,095	3,083
3.400%, 08/15/2042	490	560
NSTAR Electric
4.400%, 03/01/2044	755	993
Oglethorpe Power
5.250%, 09/01/2050	1,051	1,239
5.050%, 10/01/2048	970	1,155
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,880	2,668
5.250%, 09/30/2040	1,200	1,680
Pacific Gas and Electric
3.500%, 08/01/2050	675	629
3.300%, 08/01/2040	205	192
2.500%, 02/01/2031	335	322
PacifiCorp
6.000%, 01/15/2039	555	818
PECO Energy
3.900%, 03/01/2048	520	650
Piedmont Natural Gas
4.650%, 08/01/2043	330	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PPL Electric Utilities
4.150%, 06/15/2048	$530	$684
4.125%, 06/15/2044	870	1,070
Public Service Electric & Gas MTN
4.050%, 05/01/2048	480	617
Public Service of Colorado
6.500%, 08/01/2038	725	1,138
6.250%, 09/01/2037	750	1,136
4.050%, 09/15/2049	138	177
Puget Sound Energy
4.223%, 06/15/2048	880	1,121
San Diego Gas & Electric
3.320%, 04/15/2050	587	654
Sempra Energy
6.000%, 10/15/2039	865	1,219
3.800%, 02/01/2038	785	901
Southern California Edison
6.050%, 03/15/2039	665	880
3.900%, 03/15/2043	245	265
3.650%, 02/01/2050	120	127
Southern California Gas
3.750%, 09/15/2042	660	782
Southern Gas Capital
5.875%, 03/15/2041	1,568	2,171
4.400%, 06/01/2043	395	469
Southwestern Electric Power
6.200%, 03/15/2040	1,610	2,221
Southwestern Public Service
4.400%, 11/15/2048	550	721
Tampa Electric
4.300%, 06/15/2048	1,070	1,366
Virginia Electric & Power
4.450%, 02/15/2044	750	982
4.000%, 01/15/2043	450	553
Wisconsin Public Service
3.300%, 09/01/2049	175	195

		128,563

Total Corporate Obligations
(Cost $762,582) ($ Thousands)		911,821

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bills
0.250%, 09/10/2020 (B)	2,477	2,477
0.180%, 12/03/2020 (B)	11,240	11,237
0.147%, 01/07/2021 (B)	1,005	1,005
0.140%, 10/27/2020 (B)	2,405	2,404
0.140%, 11/12/2020 (B)	5,445	5,444
0.139%, 10/20/2020 (B)	1,555	1,555
0.124%, 01/21/2021 (B)	3,530	3,528
0.120%, 01/14/2021 (B)	3,840	3,838

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.110%, 01/28/2021 (B)	$1,830	$1,829
U.S. Treasury Bonds
3.750%, 08/15/2041	1,865	2,731
3.750%, 11/15/2043	2,840	4,209
3.625%, 08/15/2043	2,067	3,008
3.625%, 02/15/2044	8,076	11,773
3.500%, 02/15/2039	6,572	9,209
3.125%, 11/15/2041	2,455	3,308
3.125%, 02/15/2043	4,600	6,216
3.125%, 08/15/2044	4,405	5,982
3.000%, 11/15/2044	7,010	9,343
3.000%, 05/15/2045	7,660	10,231
3.000%, 05/15/2047	3,420	4,625
3.000%, 02/15/2048	4,513	6,130
2.875%, 05/15/2043	3,375	4,394
2.875%, 11/15/2046	4,080	5,385
2.750%, 08/15/2042	4,210	5,380
2.750%, 11/15/2042	7,005	8,942
2.750%, 11/15/2047	5,700	7,403
2.500%, 05/15/2046	6,740	8,310
2.250%, 08/15/2049	5,523	6,572
2.000%, 02/15/2050	19,860	22,482
1.375%, 08/15/2050	8,515	8,355
1.250%, 05/15/2050	56,684	53,850
1.125%, 05/15/2040	21,560	21,243
1.125%, 08/15/2040	1,750	1,719
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	3,772	5,304
U.S. Treasury Notes
0.625%, 05/15/2030	3,524	3,504
0.625%, 08/15/2030	2,374	2,358
U.S. Treasury STRIPS
3.127%, 08/15/2043 (B)	9,912	7,151

Total U.S. Treasury Obligations (Cost $256,465) ($ Thousands)		282,434

MUNICIPAL BONDS — 5.2%

California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	1,090
California State, Build America Project, GO
7.500%, 04/01/2034	3,425	5,725
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,084
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	4,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$2,235	$3,131
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	2,036
Regents of the University of California, Ser H, RB
6.548%, 05/15/2048	1,430	2,317
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,710	1,887
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	395
San Francisco, City & County Airport, Build America Project, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	710	856
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	5,642
State of California, Build America Project, GO
7.350%, 11/01/2039	1,645	2,744
University of California, Ser AD, RB
4.858%, 05/15/2112	825	1,193
University of California, Ser AP, RB
3.931%, 05/15/2045	475	563

		32,814

District of Columbia — 0.2%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,235

Florida — 0.1%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	1,008

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	619	913

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,480	2,184
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	445	458

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO 5.100%, 06/01/2033	$780	$798

		3,440

Massachusetts — 0.0%
Commonwealth of Massachusetts, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2048	415	446

Michigan — 0.2%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,524

Missouri — 0.1%
Missouri State, Health and Education Facilities, RB Callable 02/15/2057 @ 100
3.652%, 08/15/2057	330	406
Missouri State, Joint Municipal Electric Utility Commission, Build America Project,
Ser A, RB 6.890%, 01/01/2042	600	904

		1,310

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	104
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,085	1,291

		1,395

New York — 1.1%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	612
New York & New Jersey, Port Authority, RB 4.458%, 10/01/2062	950	1,241
New York City, Municipal Water Finance Authority, Build America Project, RB 5.440%, 06/15/2043	910	1,423
New York City, Transitional Finance Authority,Build America Project, RB
5.572%, 11/01/2038	885	1,227
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB 5.508%, 08/01/2037	1,000	1,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, RB Pre-Refunded @ 100
5.375%, 12/15/2020 (C)	$395	$401
New York City, Water & Sewer System, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	205	208
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	1,550	1,982
New York State, Dormitory Authority, Build America Project, Ser D, RB
5.500%, 03/15/2030	2,645	3,304
New York State, Dormitory Authority, Ser F,RB
3.110%, 02/15/2039	1,215	1,346
New York State, Urban Development, RB 5.770%, 03/15/2039	1,470	1,862

		15,015

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB 2.833%, 01/01/2038	325	351
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	535	761
Ohio State University, Build America Project, Ser A, RB 4.800%, 06/01/2111	115	171
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
2.885%, 01/01/2032	950	1,023

		2,306

Texas — 0.5%
Grand Parkway, Transportation Corp, RB 5.184%, 10/01/2042	930	1,347
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	881
Permanent University Fund - University of Texas, Ser A, RB
3.500%, 08/15/2050	1,090	1,348
Permanent University Fund - University of Texas, Ser S, RB Callable 01/01/2047 @ 100 3.376%, 07/01/2047	560	683
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	400
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	1,056

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, RB 5.262%, 07/01/2039	$575	$852

		6,567

Total Municipal Bonds
(Cost $56,054) ($ Thousands)		69,973

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FNMA 0.875%, 08/05/2030	1,325	1,303
FNMA, PO MTN 0.000%, 05/15/2030 (B)	8,380	7,427
Resolution Funding Principal STRIP 4.042%, 04/15/2030 (B)	18,475	16,414
1.335%, 01/15/2030 (B)	625	557
Tennessee Valley Authority 5.250%, 09/15/2039	2,290	3,508
Tennessee Valley Authority, PO 0.000%, 01/15/2038 (B)	3,700	2,645

Total U.S. Government Agency Obligations
(Cost $24,846) ($ Thousands)		31,854

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2004-2748, Cl ZT 5.500%, 02/15/2024	405	423
FHLMC CMO, Ser 2010-3756, Cl PZ 4.000%, 11/15/2040	7,380	8,295
FHLMC REMIC CMO, Ser 2004-2733, Cl ME 5.000%, 01/15/2034	88	102
FNMA CMO, Ser 2004-12, Cl ZX 6.000%, 03/25/2034	1,252	1,479
FNMA CMO, Ser 2004-80, Cl XZ 5.000%, 11/25/2034	682	814
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO 6.525%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	18	4
GNMA ARM 2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	34	35
GNMA CMO, Ser 2009-8, Cl PS, IO 6.138%, VAR ICE LIBOR USD 1 Month+6.300%, 08/16/2038	43	4
GNMA CMO, Ser 2010-4, Cl NS, IO 6.228%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	71	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO 0.000%, 05/20/2041 (B)	$3,085	$2,781

		13,952

Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.204%, 03/25/2037	177	182
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.371%, VAR ICE LIBOR USD 1
Month+0.210%, 03/19/2045	51	49
Harborview Mortgage Loan Trust, Ser 2004— 8, Cl 2A4A 0.961%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	93	86
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.955%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	69	56
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B 0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	31	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2 1.035%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	13	13
RAMP Trust, Ser 2004-SL1, Cl A7 7.000%, 11/25/2031	11	12
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1 3.777%, 12/25/2034 (D)	18	18
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21 0.505%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	59	56

		500

Total Mortgage-Backed Securities
(Cost $9,919) ($ Thousands)		14,452

SOVEREIGN DEBT — 1.0%
Chile Government International Bond 3.500%, 01/25/2050	2,075	2,430
Colombia Government International Bond 5.625%, 02/26/2044	595	756
3.000%, 01/30/2030	415	427
Israel Government AID Bond 5.500%, 09/18/2033	1,400	2,085

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Israel Government International Bond 3.875%, 07/03/2050	$385	$459
Mexico Government International Bond 5.750%, 10/12/2110	334	406
5.000%, 04/27/2051	1,695	1,956
4.750%, 04/27/2032	345	395
4.500%, 01/31/2050	1,625	1,780
3.250%, 04/16/2030	415	431
Minera Mexico 4.500%, 01/26/2050 (A)	315	343
Nacional del Cobre de Chile 4.375%, 02/05/2049 (A)	190	227
Panama Government International Bond 3.870%, 07/23/2060	335	402
Philippine Government International Bond 2.950%, 05/05/2045	400	423
Uruguay Government International Bond 5.100%, 06/18/2050	370	510

Total Sovereign Debt
(Cost $11,052) ($ Thousands)		13,030

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund,Cl F
0.010%**†	8,023,297	8,023

Total Cash Equivalent
(Cost $8,023) ($ Thousands)		8,023

Total Investments in Securities — 99.6%
(Cost $1,128,941) ($ Thousands)		$1,331,587

The open futures contracts held by the Fund at August 31, 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	241	Dec-2020	$33,494	$33,559	$65
U.S. Long Treasury Bond	(174)	Dec-2020	(30,918)	(30,575)	343
U.S. Ultra Long Treasury Bond	399	Dec-2020	88,826	88,142	(684)
Ultra 10-Year U.S. Treasury Note	(231)	Dec-2020	(36,885)	(36,830)	55

			$54,517	$54,296	$(221)

Percentages are based on Net Assets of $1,336,303 ($ Thousands).

(A)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $83,659 ($ Thousands), representing 6.3% of the Net Assets of the Fund.

** The rate reported is the 7-day effective yield as of August 31, 2020. † Investment in Affiliated Security	(B) Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C) Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Fund (Concluded)

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AMT — Alternative Minimum Tax
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	911,821	–	911,821
U.S. Treasury Obligations	–	282,434	–	282,434
Municipal Bonds	–	69,973	–	69,973
U.S. Government Agency Obligations	–	31,854	–	31,854
Mortgage-Backed Securities	–	14,452	–	14,452
Sovereign Debt	–	13,030	–	13,030
Cash Equivalent	8,023	–	–	8,023

Total Investments in Securities	8,023	1,323,564	–	1,331,587

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	463	–	–	463
Unrealized Depreciation	(684)	–	–	(684)

Total Other Financial Instruments	(221)	–	–	(221)

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains

SEI Daily Income Trust, Government Fund, Cl F	$ 9,303	$ 76,291	$ (77,571)	$ —	$ —	$ 8,023	8,023,297	$ 1	$ —

Amounts designated as “–” are $0 or have been rounded to $0.

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.0%

Communication Services — 6.8%
Alphabet
2.250%, 08/15/2060	$8,260	$7,911
1.900%, 08/15/2040	1,625	1,585
America Movil
6.125%, 03/30/2040	4,845	7,031
4.375%, 04/22/2049	4,425	5,519
AT&T
6.350%, 03/15/2040	3,070	4,222
4.650%, 06/01/2044	1,100	1,279
4.350%, 06/15/2045	2,919	3,347
4.300%, 12/15/2042	500	570
3.500%, 06/01/2041	935	990
3.100%, 02/01/2043	1,410	1,405
Charter Communications Operating LLC
6.834%, 10/23/2055	580	799
6.484%, 10/23/2045	535	730
Comcast
6.950%, 08/15/2037	1,430	2,261
6.550%, 07/01/2039	295	460
6.500%, 11/15/2035	2,096	3,211
6.400%, 05/15/2038	2,237	3,370
6.400%, 03/01/2040	735	1,128
5.650%, 06/15/2035	4,520	6,444
4.950%, 10/15/2058	18,732	27,005
4.700%, 10/15/2048	7,785	10,471
4.650%, 07/15/2042	4,277	5,536
4.600%, 10/15/2038	5,140	6,613
4.600%, 08/15/2045	6,340	8,224
4.500%, 01/15/2043	6,140	7,781
4.250%, 01/15/2033	5,040	6,300
4.200%, 08/15/2034	14,330	17,875
4.049%, 11/01/2052	15,985	19,522
4.000%, 03/01/2048	1,180	1,431
3.999%, 11/01/2049	1,109	1,348
3.969%, 11/01/2047	5,605	6,735
3.900%, 03/01/2038	3,920	4,697
3.400%, 04/01/2030	965	1,113
3.400%, 07/15/2046	9,314	10,347
3.250%, 11/01/2039	350	388
2.650%, 08/15/2062	5,480	5,294
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,760
4.700%, 12/15/2042 (A)	880	1,104
Level 3 Financing
3.875%, 11/15/2029 (A)	535	581
NBCUniversal Media LLC
6.400%, 04/30/2040	1,785	2,738
5.950%, 04/01/2041	3,575	5,330
4.450%, 01/15/2043	3,155	3,996
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tencent Holdings MTN
3.595%, 01/19/2028 (A)	$1,455	$1,619
3.240%, 06/03/2050 (A)	1,180	1,251
Time Warner Cable LLC
7.300%, 07/01/2038	810	1,158
5.875%, 11/15/2040	480	611
5.500%, 09/01/2041	600	737
4.500%, 09/15/2042	500	560
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,521
T-Mobile USA
4.500%, 04/15/2050 (A)	2,635	3,216
TWDC Enterprises 18
4.125%, 12/01/2041	1,970	2,349
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,554
Verizon Communications
6.550%, 09/15/2043	1,505	2,418
5.250%, 03/16/2037	2,350	3,192
5.012%, 04/15/2049	780	1,088
4.862%, 08/21/2046	1,130	1,526
4.522%, 09/15/2048	3,155	4,149
3.850%, 11/01/2042	540	646
ViacomCBS
5.900%, 10/15/2040	40	50
4.850%, 12/15/2034	300	337
4.600%, 01/15/2045	650	709
Vodafone Group
4.875%, 06/19/2049	1,960	2,455
Walt Disney
6.650%, 11/15/2037	990	1,502
6.400%, 12/15/2035	1,743	2,625
4.750%, 09/15/2044	175	223
4.700%, 03/23/2050	1,123	1,492
4.625%, 03/23/2040	295	375
3.600%, 01/13/2051	10,999	12,546
3.500%, 05/13/2040	1,795	2,013
2.750%, 09/01/2049	30,904	30,485

		294,476

Consumer Discretionary — 3.1%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	2,399
4.200%, 12/06/2047	2,542	3,281
4.000%, 12/06/2037	1,583	1,905
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,086
3.800%, 01/25/2050 (A)	2,105	2,276
Amazon.com
4.250%, 08/22/2057	1,240	1,688
4.050%, 08/22/2047	8,799	11,436
3.875%, 08/22/2037	4,107	5,135

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 06/03/2060	$4,300	$4,440
2.500%, 06/03/2050	6,535	6,638
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,300	1,541
General Motors
6.250%, 10/02/2043	340	397
5.950%, 04/01/2049	480	566
Grupo Televisa
6.625%, 01/15/2040	20	26
Home Depot
5.950%, 04/01/2041	1,980	3,007
4.500%, 12/06/2048	7,195	9,628
4.400%, 03/15/2045	5,825	7,504
4.250%, 04/01/2046	10,612	13,609
4.200%, 04/01/2043	3,545	4,454
3.900%, 06/15/2047	14,773	18,043
3.350%, 04/15/2050	2,635	3,013
3.300%, 04/15/2040	2,340	2,673
Kohl’s
5.550%, 07/17/2045	989	903
Lowe’s
4.050%, 05/03/2047	1,065	1,272
3.700%, 04/15/2046	1,285	1,458
McDonald’s MTN
3.625%, 09/01/2049	600	678
NIKE
3.625%, 05/01/2043	1,625	1,932
3.375%, 03/27/2050	3,165	3,643
3.250%, 03/27/2040	1,350	1,521
Starbucks
3.350%, 03/12/2050	900	922
Target
7.000%, 01/15/2038	440	716
6.500%, 10/15/2037	2,601	4,027
4.000%, 07/01/2042	3,351	4,312
2.650%, 09/15/2030	3,610	4,016
TJX
4.500%, 04/15/2050	1,820	2,316

		132,461

Consumer Staples — 6.4%
Altria Group
10.200%, 02/06/2039	2,501	4,188
9.950%, 11/10/2038	1,665	2,687
4.450%, 05/06/2050	1,035	1,183
4.250%, 08/09/2042	420	446
3.875%, 09/16/2046	1,300	1,357
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,700	5,955
8.000%, 11/15/2039	3,076	4,850
4.900%, 02/01/2046	4,421	5,459
4.600%, 04/15/2048	220	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 06/01/2060	$795	$977
4.375%, 04/15/2038	580	669
3.750%, 07/15/2042	320	342
Archer-Daniels-Midland
4.500%, 03/15/2049	2,106	2,949
BAT Capital
4.906%, 04/02/2030	3,290	3,917
4.540%, 08/15/2047	1,042	1,133
4.390%, 08/15/2037	9,940	10,835
Boston University
4.061%, 10/01/2048	1,800	2,373
Bowdoin College
4.693%, 07/01/2112	370	428
California Institute of Technology
4.321%, 08/01/2045	650	843
City of Hope
5.623%, 11/15/2043	850	1,198
Claremont Mckenna College
3.378%, 01/01/2050	1,515	1,685
Coca-Cola
4.200%, 03/25/2050	1,625	2,149
4.125%, 03/25/2040	620	798
2.600%, 06/01/2050	2,640	2,685
2.500%, 06/01/2040	795	823
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,260
Conagra Brands
5.400%, 11/01/2048	460	634
Diageo Capital
5.875%, 09/30/2036	485	700
2.125%, 04/29/2032	675	702
Emory University
2.969%, 09/01/2050	1,660	1,830
Estee Lauder
3.125%, 12/01/2049	3,230	3,618
Fomento Economico Mexicano
3.500%, 01/16/2050	3,150	3,378
Ford Foundation
3.859%, 06/01/2047	2,500	3,254
Georgetown University
5.215%, 10/01/2118	2,275	3,109
4.315%, 04/01/2049	2,290	2,941
2.943%, 04/01/2050	1,125	1,152
Hershey
3.125%, 11/15/2049	1,372	1,507
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,681
2.813%, 01/01/2060	2,250	2,371
Kimberly-Clark
5.300%, 03/01/2041	555	792
3.900%, 05/04/2047	3,275	4,168
2.875%, 02/07/2050	1,695	1,850

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	$1,160	$1,598
6.750%, 03/15/2032	575	763
5.200%, 07/15/2045	400	455
4.875%, 10/01/2049 (A)	470	518
4.375%, 06/01/2046	2,260	2,318
Kroger
5.400%, 01/15/2049	2,371	3,259
3.950%, 01/15/2050	710	828
Mars
4.200%, 04/01/2059 (A)	1,485	1,907
4.125%, 04/01/2054 (A)	1,385	1,771
3.950%, 04/01/2049 (A)	5,430	6,821
3.875%, 04/01/2039 (A)	1,650	1,961
2.375%, 07/16/2040 (A)	2,000	1,968
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,550	6,233
3.959%, 07/01/2038	1,927	2,416
Nestle Holdings
4.000%, 09/24/2048 (A)	1,560	2,057
3.900%, 09/24/2038 (A)	3,125	3,954
Northwestern University
3.688%, 12/01/2038	2,070	2,279
PepsiCo
4.250%, 10/22/2044	1,000	1,291
4.000%, 05/02/2047	4,609	5,838
3.625%, 03/19/2050	8,147	9,903
3.500%, 03/19/2040	2,015	2,376
3.450%, 10/06/2046	9,782	11,508
3.375%, 07/29/2049	1,685	1,940
3.000%, 08/25/2021	16	16
Philip Morris International
4.875%, 11/15/2043	2,830	3,676
4.500%, 03/20/2042	5,390	6,625
4.250%, 11/10/2044	395	483
4.125%, 03/04/2043	2,166	2,566
3.875%, 08/21/2042	1,235	1,424
President & Fellows of Harvard College
3.619%, 10/01/2037	400	494
2.517%, 10/15/2050	1,760	1,808
Princeton University
5.700%, 03/01/2039	1,449	2,240
Procter & Gamble
3.600%, 03/25/2050	3,844	4,879
3.550%, 03/25/2040	1,785	2,186
Reynolds American
8.125%, 05/01/2040	2,390	3,310
5.850%, 08/15/2045	1,815	2,252
University of Chicago
4.411%, 10/01/2044	715	774
4.003%, 10/01/2053	2,475	3,127
2.761%, 04/01/2045	5,270	5,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
University of Southern California
3.841%, 10/01/2047	$1,655	$2,085
3.028%, 10/01/2039	2,300	2,539
2.805%, 10/01/2050	925	992
Walmart
4.050%, 06/29/2048	31,421	40,830
3.950%, 06/28/2038	2,715	3,394
3.625%, 12/15/2047	5,280	6,494
2.950%, 09/24/2049	5,390	5,990

		276,871

Energy — 5.3%
Baker Hughes LLC
4.080%, 12/15/2047	1,310	1,387
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,598
BP Capital Markets America
3.937%, 09/21/2028	2,965	3,471
3.000%, 02/24/2050	3,705	3,649
2.772%, 11/10/2050	3,400	3,218
Burlington Resources LLC
5.950%, 10/15/2036	395	553
Chevron
3.078%, 05/11/2050	2,405	2,612
Colonial Enterprises
3.250%, 05/15/2030 (A)	2,905	3,229
ConocoPhillips
6.950%, 04/15/2029	1,938	2,710
6.500%, 02/01/2039	12,863	19,482
5.900%, 05/15/2038	2,400	3,409
4.300%, 11/15/2044	4,720	6,010
Devon Energy
7.875%, 09/30/2031	1,315	1,729
Energy Transfer Operating
8.250%, 11/15/2029	95	121
6.250%, 04/15/2049	500	525
6.050%, 06/01/2041	1,460	1,478
5.300%, 04/15/2047	880	856
5.000%, 05/15/2050	1,705	1,629
4.900%, 03/15/2035	82	82
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,710
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,060
Enterprise Products Operating LLC
5.950%, 02/01/2041	670	856
3.950%, 01/31/2060	665	676
3.700%, 01/31/2051	55	56
EOG Resources
4.375%, 04/15/2030	1,695	2,031
3.900%, 04/01/2035	4,997	5,878

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
5.100%, 08/17/2040	$1,415	$1,927
4.800%, 11/08/2043	2,284	3,001
3.700%, 04/06/2050	2,130	2,484
3.625%, 04/06/2040	3,345	3,859
3.250%, 11/18/2049	965	1,040
2.375%, 05/22/2030	1,760	1,872
Exxon Mobil
4.327%, 03/19/2050	6,197	7,946
4.227%, 03/19/2040	3,555	4,396
3.567%, 03/06/2045	7,550	8,442
3.452%, 04/15/2051	11,965	13,418
2.995%, 08/16/2039	2,346	2,514
Hess
6.000%, 01/15/2040	3,630	4,199
Kinder Morgan
5.300%, 12/01/2034	500	600
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,147
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,247
MPLX
5.200%, 03/01/2047	740	841
4.500%, 04/15/2038	475	505
Noble Energy
6.000%, 03/01/2041	360	499
5.250%, 11/15/2043	1,230	1,640
4.200%, 10/15/2049	1,195	1,455
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,808
Occidental Petroleum
4.525%, 10/10/2036 (B)	15,000	6,525
4.300%, 08/15/2039	462	356
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	2,785	2,500
6.950%, 01/28/2060 (A)	260	216
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	340	413
Shell International Finance BV
6.375%, 12/15/2038	6,161	9,234
4.550%, 08/12/2043	4,260	5,341
4.375%, 05/11/2045	2,250	2,796
4.000%, 05/10/2046	6,940	8,286
3.750%, 09/12/2046	10,691	12,262
3.625%, 08/21/2042	2,250	2,505
3.250%, 04/06/2050	3,125	3,368
Southern Natural Gas
7.350%, 02/15/2031	730	977
Suncor Energy
5.950%, 12/01/2034	3,570	4,354
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	$1,252	$1,243
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,062
Total Capital International
3.386%, 06/29/2060	1,075	1,176
3.127%, 05/29/2050	6,815	7,174
2.986%, 06/29/2041	1,175	1,230
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,611
6.200%, 10/15/2037	525	717
4.625%, 03/01/2034	1,965	2,365
Williams
6.300%, 04/15/2040	50	63
5.400%, 03/04/2044	1,000	1,171

		229,253

Financials — 19.5%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	3,378
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,300	8,033
Allstate
4.200%, 12/15/2046	2,525	3,158
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,450	2,950
4.872%, 02/15/2029 (A)	1,485	1,741
Banco Santander
3.490%, 05/28/2030	835	916
3.306%, 06/27/2029	1,295	1,416
Bank of America
7.750%, 05/14/2038	1,275	2,120
6.110%, 01/29/2037	1,395	1,997
6.000%, 10/15/2036	2,905	4,221
Bank of America MTN
5.875%, 02/07/2042	12,048	18,013
5.000%, 01/21/2044	2,250	3,123
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	13,155	17,014
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	7,355	8,977
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	9,850	12,334
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	9,540	11,556
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	15,410	17,755
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	2,065	2,247
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	9,880	10,085

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
4.500%, 02/11/2043	$1,545	$2,095
Berkshire Hathaway Finance
5.750%, 01/15/2040	1,875	2,871
4.400%, 05/15/2042	2,250	2,934
4.300%, 05/15/2043	2,265	2,934
4.250%, 01/15/2049	5,415	7,041
4.200%, 08/15/2048	5,170	6,665
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,874
5.000%, 06/15/2044 (A)	3,050	3,925
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,812
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,497
4.350%, 11/03/2045	6,460	8,618
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,345
6.125%, 11/01/2034	3,553	5,099
Citigroup
8.125%, 07/15/2039	4,070	7,182
6.125%, 08/25/2036	690	937
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	3,995	5,595
4.650%, 07/30/2045	1,539	1,991
4.650%, 07/23/2048	13,503	18,175
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	979	1,268
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,425	1,549
Citigroup Capital III
7.625%, 12/01/2036	890	1,261
CME Group
4.150%, 06/15/2048	3,544	4,662
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	3,084
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	1,625	1,828
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	1,415	1,650
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,151
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	4,913
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	940	1,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bancorp
8.250%, 03/01/2038	$1,795	$2,985
FMR
5.150%, 02/01/2043 (A)	260	353
4.950%, 02/01/2033 (A)	250	340
Goldman Sachs Capital I
6.345%, 02/15/2034	3,245	4,580
Goldman Sachs Group
6.750%, 10/01/2037	2,660	3,881
6.450%, 05/01/2036	930	1,290
6.250%, 02/01/2041	6,718	10,162
4.750%, 10/21/2045	155	207
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	9,795	12,084
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,800	10,381
3.800%, 03/15/2030	5,465	6,368
Goldman Sachs Group MTN
4.800%, 07/08/2044	9,488	12,497
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,430	4,641
3.700%, 01/22/2070 (A)	1,658	1,794
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,623
HSBC Bank USA
7.000%, 01/15/2039	5,740	8,756
HSBC Holdings
6.800%, 06/01/2038	6,819	9,814
6.500%, 09/15/2037	7,410	10,383
5.250%, 03/14/2044	7,240	9,431
4.950%, 03/31/2030	1,015	1,250
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	2,195	2,469
Intercontinental Exchange
4.250%, 09/21/2048	6,740	8,377
3.000%, 06/15/2050	2,510	2,637
3.000%, 09/15/2060	3,045	3,168
2.650%, 09/15/2040	1,460	1,485
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,593
6.400%, 05/15/2038	11,245	17,408
5.600%, 07/15/2041	6,115	9,085
5.500%, 10/15/2040	9,015	13,048
5.400%, 01/06/2042	8,035	11,771
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	114
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	5,145	6,384
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	10,924	13,421
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,505	16,559

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	$15,165	$18,231
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	4,555	4,959
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	700	760
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,878
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,503
Marsh & McLennan
4.900%, 03/15/2049	3,672	5,182
4.200%, 03/01/2048	1,585	2,051
2.250%, 11/15/2030	4,080	4,281
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	530	685
3.729%, 10/15/2070 (A)	1,975	2,162
3.375%, 04/15/2050 (A)	1,625	1,684
MetLife
5.875%, 02/06/2041	1,675	2,468
5.700%, 06/15/2035	9,789	14,426
4.875%, 11/13/2043	4,465	6,096
4.721%, 12/15/2044	4,430	5,833
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	5,540	6,478
Moody’s
4.875%, 12/17/2048	2,745	3,674
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	4,418	5,603
4.375%, 01/22/2047	700	933
Morgan Stanley MTN
6.375%, 07/24/2042	6,335	10,039
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	5,775	8,903
4.300%, 01/27/2045	14,710	19,178
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	8,160	9,850
1.664%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,513
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	615
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,655	3,524
4.300%, 03/15/2049	4,493	5,833
4.023%, 11/01/2032	527	647
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,068

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 04/22/2044 (A)	$700	$745
Natwest Group
3.032%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.350%, 11/28/2035	685	682
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,405
5.875%, 05/15/2033 (A)	4,447	6,135
3.750%, 05/15/2050 (A)	1,814	2,065
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	4,848	5,539
3.625%, 09/30/2059 (A)	1,594	1,759
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,526
Prudential Financial
3.905%, 12/07/2047	2,135	2,429
Prudential Financial MTN
5.700%, 12/14/2036	5,584	7,985
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,317
Raymond James Financial
4.950%, 07/15/2046	1,250	1,597
S&P Global
3.250%, 12/01/2049	4,971	5,779
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,688
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,435	4,870
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	510	559
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,675
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	2,972
4.270%, 05/15/2047 (A)	4,363	5,178
3.300%, 05/15/2050 (A)	800	830
Travelers
5.350%, 11/01/2040	1,565	2,198
4.100%, 03/04/2049	4,853	6,093
4.050%, 03/07/2048	1,800	2,230
2.550%, 04/27/2050	8,045	7,989
Travelers MTN
6.250%, 06/15/2037	1,205	1,828
Truist Bank
2.250%, 03/11/2030	1,580	1,646
UBS MTN
4.500%, 06/26/2048 (A)	2,775	3,963

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp MTN
3.000%, 07/30/2029	$8,865	$9,823
1.375%, 07/22/2030	2,860	2,836
Validus Holdings
8.875%, 01/26/2040	2,155	3,508
Wachovia
7.500%, 04/15/2035	440	648
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,005
Wells Fargo
7.950%, 11/15/2029	695	937
6.600%, 01/15/2038	8,165	12,121
5.950%, 08/26/2036	4,720	6,420
5.950%, 12/15/2036	220	287
5.850%, 02/01/2037	14,523	19,860
5.606%, 01/15/2044	2,521	3,434
3.900%, 05/01/2045	7,954	9,364
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	5,145	5,449
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	15,078	20,582
4.900%, 11/17/2045	2,265	2,877
4.750%, 12/07/2046	8,251	10,448
4.650%, 11/04/2044	4,200	5,116
4.400%, 06/14/2046	6,395	7,659
4.300%, 07/22/2027	1,207	1,391
4.150%, 01/24/2029	1,205	1,422
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,595	3,870
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	1,055	1,114
Westpac Banking
4.421%, 07/24/2039	650	804
Willis North America
3.875%, 09/15/2049	575	664
XLIT
5.250%, 12/15/2043	805	1,095

		846,936

Health Care — 11.7%
Abbott Laboratories
4.900%, 11/30/2046	4,245	6,089
AbbVie
4.875%, 11/14/2048	1,285	1,661
4.850%, 06/15/2044 (A)	625	786
4.450%, 05/14/2046	780	945
4.250%, 11/21/2049 (A)	1,575	1,901
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	3,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aetna
4.125%, 11/15/2042	$1,480	$1,686
Alcon Finance
3.800%, 09/23/2049 (A)	550	633
Allina Health System
4.805%, 11/15/2045	1,666	2,226
3.887%, 04/15/2049	2,554	3,030
Amgen
4.400%, 05/01/2045	535	672
2.770%, 09/01/2053 (A)	946	932
Anthem
4.650%, 08/15/2044	900	1,149
4.375%, 12/01/2047	1,975	2,490
Ascension Health
4.847%, 11/15/2053	520	789
3.945%, 11/15/2046	2,276	2,888
3.106%, 11/15/2039	3,100	3,372
AstraZeneca
4.375%, 11/16/2045	2,084	2,733
Baptist Health South Florida
4.342%, 11/15/2041	610	740
Barnabas Health
4.000%, 07/01/2028	2,240	2,513
BayCare Health System
3.831%, 11/15/2050	1,870	2,333
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	708	877
4.700%, 07/15/2064 (A)	3,530	3,919
4.625%, 06/25/2038 (A)	1,055	1,261
4.400%, 07/15/2044 (A)	2,685	3,043
3.950%, 04/15/2045 (A)	2,680	2,943
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	3,292
2.650%, 11/15/2026	1,235	1,316
Becton Dickinson
3.794%, 05/20/2050	1,555	1,756
Bristol-Myers Squibb
5.000%, 08/15/2045	2,700	3,850
4.625%, 05/15/2044	780	1,055
4.550%, 02/20/2048	2,020	2,790
4.250%, 10/26/2049	13,604	18,104
Children’s Health Care
3.448%, 08/15/2049	815	915
Cigna
4.900%, 12/15/2048	1,385	1,855
4.800%, 08/15/2038	1,620	2,046
3.875%, 10/15/2047	1,300	1,483
3.400%, 03/15/2050	470	506
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,415	2,044
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,139

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.817%, 10/01/2049	$3,230	$3,626
CVS Health
5.050%, 03/25/2048	4,085	5,327
4.780%, 03/25/2038	1,105	1,358
4.125%, 04/01/2040	720	837
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	5,308
Duke University Health System
3.920%, 06/01/2047	3,925	5,036
Eli Lilly
4.150%, 03/15/2059	288	380
3.950%, 03/15/2049	5,145	6,627
Gilead Sciences
4.800%, 04/01/2044	6,810	9,066
4.750%, 03/01/2046	4,495	6,016
4.600%, 09/01/2035	2,760	3,674
4.500%, 02/01/2045	9,805	12,731
4.150%, 03/01/2047	2,690	3,458
4.000%, 09/01/2036	900	1,127
GlaxoSmithKline Capital
6.375%, 05/15/2038	10,704	16,654
3.875%, 05/15/2028	1,580	1,875
Hackensack Meridian Health
2.875%, 09/01/2050	1,160	1,157
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,790
HCA
5.250%, 06/15/2049	2,480	3,117
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	1,845	1,884
Humana
8.150%, 06/15/2038	1,510	2,311
4.625%, 12/01/2042	405	515
3.950%, 08/15/2049	500	605
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,410	3,056
Johns Hopkins Health System
3.837%, 05/15/2046	960	1,183
Johnson & Johnson
4.850%, 05/15/2041	5,652	8,031
3.700%, 03/01/2046	672	836
3.625%, 03/03/2037	3,590	4,380
3.400%, 01/15/2038	5,750	6,815
2.900%, 01/15/2028	1,665	1,885
2.450%, 09/01/2060	4,550	4,476
2.250%, 09/01/2050	985	965
2.100%, 09/01/2040	1,335	1,336
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	6,831
3.266%, 11/01/2049	1,510	1,688
MedStar Health
3.626%, 08/15/2049	2,530	2,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2045	$3,124	$4,309
4.375%, 03/15/2035	1,380	1,823
Memorial Health Services
3.447%, 11/01/2049	3,640	3,831
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	3,085	4,123
Merck
5.750%, 11/15/2036	1,200	1,726
4.150%, 05/18/2043	2,675	3,460
3.900%, 03/07/2039	4,965	6,206
3.700%, 02/10/2045	9,295	11,281
3.600%, 09/15/2042	1,780	2,166
3.400%, 03/07/2029	2,980	3,485
2.450%, 06/24/2050	480	481
2.350%, 06/24/2040	1,095	1,117
Methodist Hospital
2.705%, 12/01/2050	1,745	1,739
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,600	2,901
MultiCare Health System
2.803%, 08/15/2050	755	762
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,189
4.063%, 08/01/2056	2,200	2,889
Northwell Healthcare
4.260%, 11/01/2047	815	961
Novartis Capital
4.000%, 11/20/2045	3,935	5,011
2.750%, 08/14/2050	6,634	7,056
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667%, 10/01/2050	980	923
NYU Langone Hospitals
5.750%, 07/01/2043	2,115	2,992
4.428%, 07/01/2042	2,150	2,570
4.368%, 07/01/2047	2,025	2,425
3.380%, 07/01/2055	1,785	1,853
OhioHealth
3.042%, 11/15/2050	2,445	2,690
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,190
3.342%, 07/01/2060	2,015	2,203
3.192%, 07/01/2049	2,260	2,444
Pfizer
5.600%, 09/15/2040	808	1,166
4.400%, 05/15/2044	5,495	7,332
4.300%, 06/15/2043	2,640	3,409
4.200%, 09/15/2048	2,315	3,051
4.100%, 09/15/2038	3,080	3,874
4.000%, 12/15/2036	8,376	10,315
4.000%, 03/15/2049	3,500	4,453

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 05/28/2050	$2,225	$2,321
2.550%, 05/28/2040	1,315	1,380
Pharmacia
6.600%, 12/01/2028	1,145	1,593
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,892
2.532%, 10/01/2029	2,905	3,140
Royalty Pharma
3.550%, 09/02/2050 (A)	1,050	1,010
3.300%, 09/02/2040 (A)	1,050	1,032
RWJ Barnabas Health
3.477%, 07/01/2049	535	565
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	2,008
Stanford Health Care
3.795%, 11/15/2048	7,182	9,019
Stryker
4.625%, 03/15/2046	315	415
4.100%, 04/01/2043	785	938
Takeda Pharmaceutical
3.375%, 07/09/2060	1,350	1,386
3.175%, 07/09/2050	1,765	1,810
3.025%, 07/09/2040	1,350	1,398
Trinity Health
4.125%, 12/01/2045	2,392	2,845
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,813
6.625%, 11/15/2037	1,160	1,823
6.500%, 06/15/2037	1,385	2,140
5.950%, 02/15/2041	1,130	1,692
5.800%, 03/15/2036	325	470
5.700%, 10/15/2040	465	678
4.750%, 07/15/2045	7,215	9,835
4.625%, 07/15/2035	1,145	1,514
4.450%, 12/15/2048	16,184	21,550
4.375%, 03/15/2042	30	38
4.250%, 03/15/2043	906	1,156
4.250%, 04/15/2047	6,540	8,441
4.250%, 06/15/2048	3,235	4,171
4.200%, 01/15/2047	4,172	5,293
3.950%, 10/15/2042	1,110	1,336
3.875%, 08/15/2059	5	6
3.750%, 10/15/2047	1,146	1,375
3.700%, 08/15/2049	3,675	4,458
3.500%, 08/15/2039	4,710	5,480
3.125%, 05/15/2060	2,025	2,219
Upjohn
3.850%, 06/22/2040 (A)	2,030	2,207
Willis-Knighton Medical Center
4.813%, 09/01/2048	2,265	2,830

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wyeth LLC
6.500%, 02/01/2034	$2,435	$3,813
5.950%, 04/01/2037	19,729	29,241
Yale-New Haven Health Services
2.496%, 07/01/2050	1,000	984

		506,677

Industrials — 5.7%
3M
3.700%, 04/15/2050	1,095	1,331
3.250%, 08/26/2049	2,820	3,212
3M MTN
3.125%, 09/19/2046	1,930	2,123
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	373	341
Air Lease
3.250%, 10/01/2029	380	369
Airbus
3.950%, 04/10/2047 (A)	2,500	2,849
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,624	3,394
Boeing
5.805%, 05/01/2050	3,930	4,715
5.150%, 05/01/2030	1,355	1,519
3.850%, 11/01/2048	1,135	1,011
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,665	2,351
4.900%, 04/01/2044	11,195	15,469
4.550%, 09/01/2044	5,465	7,240
4.450%, 03/15/2043	560	730
4.400%, 03/15/2042	2,825	3,598
4.150%, 04/01/2045	5,150	6,522
4.150%, 12/15/2048	265	343
4.125%, 06/15/2047	3,815	4,812
4.050%, 06/15/2048	5,355	6,768
Canadian National Railway
6.200%, 06/01/2036	6,570	10,031
4.500%, 11/07/2043	3,800	4,966
3.650%, 02/03/2048	1,000	1,229
3.200%, 08/02/2046	3,655	4,199
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,154
Caterpillar
5.200%, 05/27/2041	395	548
4.750%, 05/15/2064	1,440	2,056
3.803%, 08/15/2042	3,765	4,632
Crane
4.200%, 03/15/2048	775	815
Cummins
1.500%, 09/01/2030	3,535	3,518

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deere
3.900%, 06/09/2042	$3,745	$4,790
3.750%, 04/15/2050	2,125	2,604
2.875%, 09/07/2049	3,855	4,197
Emerson Electric
2.750%, 10/15/2050	1,790	1,861
FedEx
4.950%, 10/17/2048	2,001	2,496
GE Capital International Funding Unlimited
4.418%, 11/15/2035	13,467	13,913
General Dynamics
4.250%, 04/01/2040	1,350	1,705
4.250%, 04/01/2050	2,000	2,607
General Electric
4.350%, 05/01/2050	1,350	1,370
4.250%, 05/01/2040	2,225	2,246
4.125%, 10/09/2042	550	553
General Electric MTN
5.875%, 01/14/2038	7,290	8,418
Honeywell International
2.800%, 06/01/2050	1,470	1,597
Lockheed Martin
4.700%, 05/15/2046	1,000	1,370
4.070%, 12/15/2042	4,855	6,128
2.800%, 06/15/2050	8,044	8,507
Norfolk Southern
5.100%, 08/01/2118	1,900	2,455
4.050%, 08/15/2052	1,976	2,397
Parker-Hannifin
4.100%, 03/01/2047	3,704	4,493
4.000%, 06/14/2049	2,310	2,809
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,211
Raytheon Technologies
4.700%, 12/15/2041 (A)	560	705
4.625%, 11/16/2048	785	1,034
4.500%, 06/01/2042	5,530	7,031
3.750%, 11/01/2046	1,039	1,200
3.125%, 07/01/2050	2,055	2,204
Rockwell Automation
4.200%, 03/01/2049	2,500	3,331
Snap-on
4.100%, 03/01/2048	3,640	4,487
3.100%, 05/01/2050	3,376	3,560
Stanley Black & Decker
5.200%, 09/01/2040	280	385
TTX
4.600%, 02/01/2049 (A)	3,542	4,633
Union Pacific
3.875%, 02/01/2055	730	883
3.839%, 03/20/2060	2,529	2,953
3.250%, 02/05/2050	2,050	2,271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	$1,359	$1,348
United Parcel Service
7.620%, 04/01/2030	710	1,069
6.200%, 01/15/2038	3,152	4,798
5.300%, 04/01/2050	1,705	2,514
5.200%, 04/01/2040	425	589
3.625%, 10/01/2042	1,535	1,780
3.400%, 11/15/2046	3,925	4,456
3.400%, 09/01/2049	4,470	5,143
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,378	1,289
Vinci
3.750%, 04/10/2029 (A)	1,475	1,753
Waste Connections
3.050%, 04/01/2050	675	700
WW Grainger
4.600%, 06/15/2045	1,328	1,717
4.200%, 05/15/2047	3,329	4,056

		247,461

Information Technology — 11.0%
Adobe
2.300%, 02/01/2030	5,485	5,926
Apple
4.650%, 02/23/2046	13,236	18,200
4.450%, 05/06/2044	780	1,050
4.375%, 05/13/2045	15,010	19,825
3.850%, 05/04/2043	3,270	4,032
3.850%, 08/04/2046	18,322	22,624
3.750%, 09/12/2047	7,685	9,303
3.750%, 11/13/2047	2,000	2,428
3.450%, 02/09/2045	8,550	9,999
2.900%, 09/12/2027	2,080	2,341
2.650%, 05/11/2050	1,585	1,637
2.550%, 08/20/2060	730	725
Applied Materials
4.350%, 04/01/2047	3,599	4,886
2.750%, 06/01/2050	1,140	1,216
Cisco Systems
5.900%, 02/15/2039	5,785	8,783
5.500%, 01/15/2040	5,585	8,216
Dell International LLC
8.100%, 07/15/2036 (A)	1,035	1,378
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,692
Fiserv
4.400%, 07/01/2049	500	629
Intel
4.950%, 03/25/2060	220	317

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 03/25/2050	$3,455	$4,785
4.600%, 03/25/2040	1,485	1,976
4.100%, 05/19/2046	3,052	3,797
4.100%, 05/11/2047	4,555	5,751
4.000%, 12/15/2032	165	208
3.734%, 12/08/2047	14,620	17,432
3.250%, 11/15/2049	3,825	4,282
International Business Machines
4.250%, 05/15/2049	4,985	6,334
4.000%, 06/20/2042	2,730	3,282
Lam Research
2.875%, 06/15/2050	6,425	6,792
Mastercard
3.950%, 02/26/2048	1,530	1,923
3.850%, 03/26/2050	8,081	10,166
3.650%, 06/01/2049	2,340	2,829
Microsoft
5.300%, 02/08/2041	1,240	1,876
4.100%, 02/06/2037	8,683	11,186
4.000%, 02/12/2055	9,038	12,097
3.700%, 08/08/2046	36,508	45,747
3.500%, 02/12/2035	2,040	2,518
3.450%, 08/08/2036	6,190	7,456
2.675%, 06/01/2060	6,700	7,048
2.525%, 06/01/2050	32,017	33,633
2.400%, 08/08/2026	1,255	1,372
NVIDIA
3.700%, 04/01/2060	275	322
3.500%, 04/01/2040	3,800	4,383
3.500%, 04/01/2050	3,455	3,912
Oracle
6.500%, 04/15/2038	7,067	10,864
4.375%, 05/15/2055	3,515	4,420
4.300%, 07/08/2034	13,355	16,656
4.125%, 05/15/2045	13,450	16,024
4.000%, 07/15/2046	16,964	20,004
4.000%, 11/15/2047	5,425	6,428
3.900%, 05/15/2035	1,555	1,884
3.850%, 07/15/2036	470	554
3.850%, 04/01/2060	2,125	2,455
3.800%, 11/15/2037	12,330	14,293
3.600%, 04/01/2040	3,050	3,452
3.600%, 04/01/2050	3,985	4,431
2.950%, 04/01/2030	955	1,068
PayPal Holdings
3.250%, 06/01/2050	1,385	1,565
QUALCOMM
4.650%, 05/20/2035	3,305	4,447
4.300%, 05/20/2047	4,065	5,194
Texas Instruments
4.150%, 05/15/2048	7,787	10,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$10,835	$14,422
4.150%, 12/14/2035	1,300	1,694
2.700%, 04/15/2040	1,115	1,204
2.000%, 08/15/2050	7,219	6,786

		476,390

Materials — 0.8%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,205
Air Products and Chemicals
2.700%, 05/15/2040	695	745
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,774
5.000%, 09/30/2043	6,700	9,525
Ecolab
5.500%, 12/08/2041	3,257	4,712
Georgia-Pacific LLC
8.875%, 05/15/2031	375	612
7.250%, 06/01/2028	330	449
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	1,971
International Paper
8.700%, 06/15/2038	1,000	1,531
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	5,807
4.125%, 08/21/2042	3,175	4,049
Sherwin-Williams
3.300%, 05/15/2050	295	316
Vale
5.625%, 09/11/2042	840	1,012
Vale Canada
7.200%, 09/15/2032	310	392
Vale Overseas
6.875%, 11/21/2036	880	1,169
6.875%, 11/10/2039	280	378

		36,647

Real Estate — 1.3%
AvalonBay Communities MTN
4.350%, 04/15/2048	220	285
4.150%, 07/01/2047	1,200	1,523
Brixmor Operating Partnership
4.050%, 07/01/2030	2,115	2,274
Camden Property Trust
3.350%, 11/01/2049	2,135	2,366
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,136
CyrusOne
3.450%, 11/15/2029	2,800	3,058
ERP Operating
4.500%, 06/01/2045	1,450	1,868

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 08/01/2047	$1,525	$1,875
GLP Capital/GLP Financing II
5.300%, 01/15/2029	1,070	1,183
4.000%, 01/15/2031	500	518
Healthcare Realty Trust
2.400%, 03/15/2030	205	206
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,930
Prologis
3.000%, 04/15/2050	2,775	3,021
Realty Income
4.650%, 03/15/2047	2,655	3,461
Regency Centers
4.650%, 03/15/2049	1,656	1,943
4.400%, 02/01/2047	620	693
Simon Property Group
6.750%, 02/01/2040	3,865	5,491
4.250%, 11/30/2046	1,790	1,988
3.250%, 09/13/2049	4,790	4,546
2.650%, 07/15/2030	6,890	6,897
Simon Property Group LP
3.800%, 07/15/2050	4,575	4,752
Ventas Realty
5.700%, 09/30/2043	2,007	2,374
4.875%, 04/15/2049	245	271
Welltower
5.125%, 03/15/2043	1,085	1,211
4.950%, 09/01/2048	600	726

		57,596

Utilities — 16.4%
AEP Texas
4.150%, 05/01/2049	2,725	3,348
AEP Transmission LLC
4.000%, 12/01/2046	5,703	7,013
3.800%, 06/15/2049	2,575	3,100
3.650%, 04/01/2050	1,430	1,706
Alabama Power
5.200%, 06/01/2041	155	208
4.300%, 07/15/2048	2,300	2,973
4.150%, 08/15/2044	135	167
3.850%, 12/01/2042	6,767	8,054
Ameren Illinois
3.700%, 12/01/2047	6,120	7,323
American Water Capital
4.150%, 06/01/2049	1,800	2,263
3.750%, 09/01/2047	1,750	2,087
Appalachian Power
6.700%, 08/15/2037	50	70
5.800%, 10/01/2035	125	173
4.600%, 03/30/2021	70	71
4.500%, 03/01/2049	500	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Arizona Public Service
5.050%, 09/01/2041	$50	$66
4.500%, 04/01/2042	12	15
4.350%, 11/15/2045	1,735	2,199
Atmos Energy
4.125%, 10/15/2044	4,005	4,982
4.125%, 03/15/2049	3,010	3,754
Avista
4.350%, 06/01/2048	1,785	2,267
Baltimore Gas & Electric
6.350%, 10/01/2036	125	183
5.200%, 06/15/2033	1,525	1,887
3.500%, 08/15/2046	4,230	4,908
2.900%, 06/15/2050	1,350	1,405
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,342	1,935
4.450%, 01/15/2049	4,860	6,305
4.250%, 10/15/2050 (A)	5,100	6,475
3.800%, 07/15/2048	9,670	11,559
Black Hills
4.200%, 09/15/2046	1,100	1,335
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,339
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,593
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	662
4.250%, 02/01/2049	2,260	2,931
3.950%, 03/01/2048	500	628
2.900%, 07/01/2050	1,090	1,170
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,463
4.500%, 01/15/2021	40	40
Cleco Power
6.000%, 12/01/2040	1,150	1,514
Commonwealth Edison
4.700%, 01/15/2044	6,023	8,050
4.600%, 08/15/2043	2,070	2,702
4.000%, 03/01/2048	3,260	4,112
4.000%, 03/01/2049	1,480	1,848
3.750%, 08/15/2047	6,765	8,150
3.700%, 03/01/2045	9,580	11,374
3.000%, 03/01/2050	2,580	2,785
Connecticut Light & Power
4.150%, 06/01/2045	3,850	4,851
4.000%, 04/01/2048	4,747	6,077
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,953
6.200%, 06/15/2036	65	92
5.700%, 06/15/2040	40	56
5.500%, 12/01/2039	75	103
4.650%, 12/01/2048	2,060	2,701

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 12/01/2054	$2,685	$3,530
4.500%, 05/15/2058	750	962
4.450%, 03/15/2044	650	815
4.125%, 05/15/2049	1,620	2,005
4.000%, 11/15/2057	1,915	2,268
3.950%, 03/01/2043	5,840	6,839
3.875%, 06/15/2047	8,333	9,629
3.850%, 06/15/2046	4,557	5,323
3.700%, 11/15/2059	2,350	2,696
Consumers Energy
4.350%, 04/15/2049	4,833	6,492
3.500%, 08/01/2051	1,505	1,787
3.100%, 08/15/2050	830	914
2.500%, 05/01/2060	980	952
Dominion Energy
5.250%, 08/01/2033	20	25
Dominion Energy South Carolina
5.100%, 06/01/2065	1,665	2,552
DTE Electric
3.950%, 06/15/2042	80	94
3.900%, 06/01/2021	30	31
3.700%, 03/15/2045	5,565	6,614
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	157
6.100%, 06/01/2037	1,910	2,857
6.050%, 04/15/2038	2,035	3,075
6.000%, 01/15/2038	3,366	5,074
5.300%, 02/15/2040	6,605	9,353
4.250%, 12/15/2041	2,400	3,073
4.000%, 09/30/2042	13,515	16,630
3.875%, 03/15/2046	2,170	2,675
3.750%, 06/01/2045	200	239
3.700%, 12/01/2047	3,360	4,053
Duke Energy Florida LLC
6.400%, 06/15/2038	2,905	4,479
4.200%, 07/15/2048	1,030	1,305
3.400%, 10/01/2046	1,315	1,487
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,425	4,987
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,566
6.350%, 08/15/2038	1,935	2,952
4.900%, 07/15/2043	960	1,289
3.750%, 05/15/2046	1,750	2,070
3.250%, 10/01/2049	2,170	2,438
2.750%, 04/01/2050	1,882	1,954
Duke Energy Ohio
4.300%, 02/01/2049	2,120	2,752
2.125%, 06/01/2030	1,025	1,084
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,655
4.200%, 08/15/2045	4,400	5,528

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 12/01/2044	$1,250	$1,567
4.100%, 05/15/2042	530	659
4.100%, 03/15/2043	675	824
3.700%, 10/15/2046	650	776
3.600%, 09/15/2047	1,850	2,180
East Ohio Gas
3.000%, 06/15/2050 (A)	1,720	1,806
Electricite de France
6.000%, 01/22/2114 (A)	3,237	4,308
5.000%, 09/21/2048 (A)	2,415	3,152
4.950%, 10/13/2045 (A)	1,820	2,250
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,270
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	3,158
4.200%, 04/01/2050	2,290	2,985
4.000%, 03/15/2033	1,580	1,986
2.900%, 03/15/2051	355	377
Essential Utilities
4.276%, 05/01/2049	1,145	1,443
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,647
Evergy Metro
4.200%, 06/15/2047	500	629
4.200%, 03/15/2048	1,000	1,271
Exelon
4.950%, 06/15/2035	1,760	2,152
FirstEnergy
4.850%, 07/15/2047	35	43
Florida Power & Light
5.960%, 04/01/2039	2,520	3,803
5.690%, 03/01/2040	4,978	7,370
5.650%, 02/01/2037	1,000	1,445
4.050%, 06/01/2042	3,460	4,343
4.050%, 10/01/2044	2,715	3,435
3.990%, 03/01/2049	2,455	3,166
3.950%, 03/01/2048	4,130	5,310
3.800%, 12/15/2042	3,935	4,825
3.700%, 12/01/2047	600	742
3.150%, 10/01/2049	2,295	2,617
Georgia Power
4.300%, 03/15/2042	6,235	7,399
4.300%, 03/15/2043	2,945	3,526
3.700%, 01/30/2050	2,545	2,892
Gulf Power
4.550%, 10/01/2044	700	870
Idaho Power
4.200%, 03/01/2048	2,010	2,567
Indiana Michigan Power
4.550%, 03/15/2046	780	1,000
4.250%, 08/15/2048	1,340	1,699

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	$1,140	$1,458
4.650%, 06/01/2043 (A)	4,165	5,237
International Transmission
4.625%, 08/15/2043	2,525	3,108
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,024
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,327	5,507
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,937
MidAmerican Energy
4.800%, 09/15/2043	5,260	7,097
4.400%, 10/15/2044	7,455	9,576
4.250%, 05/01/2046	2,775	3,557
3.950%, 08/01/2047	2,020	2,537
3.650%, 08/01/2048	3,955	4,811
3.150%, 04/15/2050	2,880	3,236
MidAmerican Energy MTN
5.800%, 10/15/2036	635	917
5.750%, 11/01/2035	640	945
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,206
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	3,769	4,677
4.119%, 11/28/2042 (A)	2,000	2,429
NiSource
5.950%, 06/15/2041	169	241
5.800%, 02/01/2042	900	1,234
3.600%, 05/01/2030	3,890	4,490
Northern States Power
6.250%, 06/01/2036	3,755	5,652
6.200%, 07/01/2037	6,850	10,505
3.600%, 05/15/2046	500	601
3.400%, 08/15/2042	464	530
Oglethorpe Power
5.375%, 11/01/2040	2,390	2,880
5.250%, 09/01/2050	755	890
4.250%, 04/01/2046	1,700	1,834
4.200%, 12/01/2042	3,690	3,744
Ohio Edison
8.250%, 10/15/2038	655	1,053
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,648
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,495	2,122
5.250%, 09/30/2040	4,606	6,449
4.550%, 12/01/2041	4,575	5,874
4.100%, 11/15/2048	750	968
3.800%, 06/01/2049	4,925	6,093
3.700%, 05/15/2050	2,120	2,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
3.750%, 08/15/2042	$95	$90
3.500%, 08/01/2050	1,325	1,234
3.300%, 08/01/2040	430	402
PacifiCorp
6.250%, 10/15/2037	3,360	4,961
6.000%, 01/15/2039	4,755	7,010
4.100%, 02/01/2042	2,560	3,150
3.300%, 03/15/2051	650	738
PECO Energy
4.800%, 10/15/2043	1,505	2,011
3.700%, 09/15/2047	290	351
Pennsylvania Electric
6.150%, 10/01/2038	100	127
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,708
3.640%, 11/01/2046	1,300	1,485
Potomac Electric Power
4.950%, 11/15/2043	950	1,208
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,857
4.125%, 06/15/2044	1,524	1,874
3.950%, 06/01/2047	3,715	4,579
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,795
4.000%, 06/01/2044	695	832
3.800%, 01/01/2043	2,000	2,414
3.800%, 03/01/2046	2,000	2,441
3.650%, 09/01/2042	1,600	1,905
3.600%, 12/01/2047	4,750	5,766
3.200%, 08/01/2049	4,175	4,689
Public Service of Colorado
6.250%, 09/01/2037	1,615	2,446
4.300%, 03/15/2044	1,765	2,280
4.050%, 09/15/2049	1,880	2,405
3.950%, 03/15/2043	5,540	6,634
3.200%, 03/01/2050	1,480	1,699
Public Service of New Hampshire
3.600%, 07/01/2049	2,230	2,658
Public Service of Oklahoma
4.400%, 02/01/2021	27	27
Puget Sound Energy
5.795%, 03/15/2040	130	187
4.223%, 06/15/2048	2,470	3,146
San Diego Gas & Electric
6.000%, 06/01/2026	340	415
4.100%, 06/15/2049	2,290	2,816
3.750%, 06/01/2047	2,380	2,816
3.320%, 04/15/2050	5,679	6,327
Sempra Energy
4.000%, 02/01/2048	1,110	1,292

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.950%, 02/01/2038	$280	$367
4.650%, 10/01/2043	2,685	3,123
4.125%, 03/01/2048	6,530	7,297
4.050%, 03/15/2042	5,355	5,896
4.000%, 04/01/2047	3,395	3,713
3.650%, 03/01/2028	3,165	3,554
3.650%, 02/01/2050	1,295	1,373
Southern California Gas
4.300%, 01/15/2049	1,540	2,018
4.125%, 06/01/2048	4,025	5,059
3.750%, 09/15/2042	2,805	3,322
2.550%, 02/01/2030	1,510	1,648
Southern Gas Capital
4.400%, 06/01/2043	665	790
3.950%, 10/01/2046	400	451
Southwest Gas
3.800%, 09/29/2046	1,025	1,127
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,661
3.850%, 02/01/2048	3,505	3,951
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,628
3.700%, 08/15/2047	2,290	2,690
Tampa Electric
4.350%, 05/15/2044	1,225	1,522
3.625%, 06/15/2050	4,020	4,673
Tucson Electric Power
4.850%, 12/01/2048	2,380	3,218
4.000%, 06/15/2050	1,255	1,521
Virginia Electric & Power
8.875%, 11/15/2038	1,962	3,564
6.350%, 11/30/2037	920	1,380
4.650%, 08/15/2043	4,010	5,350
4.600%, 12/01/2048	3,310	4,587
4.450%, 02/15/2044	6,250	8,183
4.000%, 01/15/2043	300	368
4.000%, 11/15/2046	1,720	2,151
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,550
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	391
3.650%, 04/01/2050	640	758
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,657	$2,112

		712,081

Total Corporate Obligations
(Cost $3,234,853) ($ Thousands)		3,816,849

MUNICIPAL BONDS — 6.1%

Alabama — 0.0%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,199

California — 2.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,621
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,821
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	3,261
7.600%, 11/01/2040	410	749
7.550%, 04/01/2039	1,635	2,890
7.500%, 04/01/2034	17,085	28,559
7.300%, 10/01/2039	12,750	21,160
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,437
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,952
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,379
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,883
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	820
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,668
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,310
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,212

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$2,235	$3,131
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	6,000	8,981
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,281
Regents of the University of California Medical Center, Pooled Revenue, Ser N, RB Callable 11/15/2049 @ 100
3.006%, 05/15/2050	2,005	2,121
Regents of the University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,995	2,202
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	3,165
San Francisco City & County Airport, Build America Project, Ser A, AMT, RB Callable 05/01/2029 @ 100
5.000%, 05/01/2049	1,050	1,266
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,483
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,356
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,000	1,281
University of California, RB
5.946%, 05/15/2045	3,000	4,474
5.770%, 05/15/2043	4,850	7,147
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,126
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	3,829
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,242

		121,807

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	787

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,200	$3,182
6.637%, 04/01/2057	983	1,451

		4,633

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,730

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,881

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser C, GO Callable 03/01/2030 @ 100
3.000%, 03/01/2048	620	666
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,840

		6,506

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,073

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,713
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	827

		2,540

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,705
7.102%, 01/01/2041	2,460	4,149
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,380

		8,234

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 1.1%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	$1,210	$1,482
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	336
4.458%, 10/01/2062	4,725	6,172
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	675
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	626
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	2,299
5.206%, 10/01/2031	750	942
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,223
5.882%, 06/15/2044	500	827
5.724%, 06/15/2042	3,720	5,989
5.440%, 06/15/2043	3,000	4,692
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,247
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,585	4,801
5.508%, 08/01/2037	1,890	2,663
5.267%, 05/01/2027	1,000	1,225
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,557
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,676
3.057%, 02/15/2034	265	294
New York State, Environmental Facilities, RB Callable 06/15/2029 @ 100
4.000%, 06/15/2037	500	601
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,496

		45,823

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	496
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	3,223
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	5,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	$970	$1,148
2.885%, 01/01/2032	295	318

		10,755

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,484

Texas — 1.0%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	3,385
Dallas, Ser A, RB
2.994%, 11/01/2038	4,095	4,257
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	1,350	1,955
Houston, GO
3.961%, 03/01/2047	1,500	1,844
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,200	2,158
Permanent University Fund - University of Texas, Ser A, RB
3.500%, 08/15/2050	1,640	2,028
Permanent University Fund - University of Texas, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	2,453
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,767
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,569
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,937
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,050	1,183
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	1,000	1,296
University of Texas, RB
5.262%, 07/01/2039	4,540	6,729

		41,561

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	616

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$4,495	$6,577
5.040%, 08/01/2031	1,260	1,620

		8,197

Total Municipal Bonds
(Cost $223,650) ($ Thousands)		264,826

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bills
0.271%, 09/10/2020 (B)	1,131	1,131
0.128%, 01/21/2021 (B)	2,215	2,214
0.113%, 01/12/2021 (B)	9,360	9,356
0.112%, 01/28/2021 (B)	1,940	1,939
U.S. Treasury Bonds
2.000%, 02/15/2050	3,010	3,407
1.375%, 08/15/2050	28,635	28,098
1.250%, 05/15/2050	71,430	67,859
1.125%, 08/15/2040	11,550	11,343
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	4,583	6,444
U.S. Treasury Notes
0.625%, 08/15/2030	7,730	7,678

Total U.S. Treasury Obligations
(Cost $139,528) ($ Thousands)		139,469

SOVEREIGN DEBT — 0.6%
Abu Dhabi Government International Bond
3.125%, 09/30/2049 (A)	2,055	2,209
Chile Government International Bond
3.500%, 01/25/2050	10,875	12,735
Israel Government International Bond
4.125%, 01/17/2048	1,515	1,913
3.875%, 07/03/2050	5,400	6,438
3.375%, 01/15/2050	845	930
Mexico Government International Bond
5.000%, 04/27/2051	1,755	2,025
Qatar Government International Bond
4.400%, 04/16/2050 (A)	1,615	2,096

Total Sovereign Debt
(Cost $25,427) ($ Thousands)		28,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Security — 0.1%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$3,034	$3,104

Total Asset-Backed Security
(Cost $2,964) ($ Thousands)		3,104

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	30,131,992	30,132

Total Cash Equivalent
(Cost $30,132) ($ Thousands)		30,132

Total Investments in Securities — 98.7%
(Cost $3,656,554) ($ Thousands)		$4,282,726

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	689	Dec-2020	$95,758	$95,943	$185
U.S. Long Treasury Bond	(216)	Dec-2020	(38,400)	(37,955)	445
U.S. Ultra Long Treasury Bond	(112)	Dec-2020	(25,088)	(24,742)	346
U.S. Ultra Long Treasury Bond	77	Dec-2020	17,064	17,010	(54)
Ultra 10-Year U.S. Treasury Notes	(195)	Dec-2020	(31,122)	(31,090)	32
Ultra 10-Year U.S. Treasury Notes	193	Dec-2020	30,840	30,772	(68)

			$49,052	$49,938	$886

Percentages are based on Net Assets of $4,337,679 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $263,753 ($ Thousands), representing 6.1% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl – Class

GO – General Obligation

ICE– Intercontinental Exchange

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

Ltd – Limited

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,816,849	–	3,816,849
Municipal Bonds	–	264,826	–	264,826
U.S. Treasury Obligations	–	139,469	–	139,469
Sovereign Debt	–	28,346	–	28,346
Asset-Backed Security	–	3,104	–	3,104
Cash Equivalent	30,132	–	–	30,132

Total Investments in Securities	30,132	4,252,594	–	4,282,726

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	1,008	–	–	1,008
Unrealized Depreciation	(122)	–	–	(122)

Total Other Financial Instruments	886	–	–	886

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,757	$399,719	$(394,344)	$—	$—	$30,132	30,131,992	$2	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.9%
Communication Services — 0.2%
Comcast 0.626%, VAR ICE LIBOR USD 3
Month+0.330%, 10/01/2020	$800	$800
Fox 3.666%, 01/25/2022	120	126

		926

Consumer Discretionary — 1.7%
American Honda Finance MTN 0.875%, 07/07/2023	550	555
Daimler Finance North America LLC 0.706%, VAR ICE LIBOR USD 3
Month+0.450%, 02/22/2021 (A)	500	500
Ford Motor Credit LLC 1.576%, VAR ICE LIBOR USD 3
Month+1.270%, 03/28/2022	750	722
Hyundai Capital America 1.217%, VAR ICE LIBOR USD 3
Month+0.940%, 07/08/2021 (A)	725	725
Marriott International 0.968%, VAR ICE LIBOR USD 3
Month+0.650%, 03/08/2021	575	572
0.846%, VAR ICE LIBOR USD 3
Month+0.600%, 12/01/2020	800	800
Nissan Motor Acceptance MTN 1.156%, VAR ICE LIBOR USD 3
Month+0.890%, 01/13/2022 (A)	1,000	986
0.696%, VAR ICE LIBOR USD 3
Month+0.390%, 09/28/2020 (A)	850	849
Toyota Motor Credit MTN 1.150%, 05/26/2022	825	838
VF 2.050%, 04/23/2022	850	872
Volkswagen Group of America Finance LLC 2.900%, 05/13/2022 (A)	850	882
1.197%, VAR ICE LIBOR USD 3
Month+0.940%, 11/12/2021 (A)	1,150	1,150

		9,451

Consumer Staples — 2.3%
Altria Group 4.750%, 05/05/2021	1,650	1,700
BayCare Health System 2.460%, 11/15/2020	2,280	2,290
Bayer US Finance II LLC 3.500%, 06/25/2021 (A)	775	792
Cargill 1.375%, 07/23/2023 (A)	475	486
Conagra Brands 3.800%, 10/22/2021	1,950	2,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERAC USA Finance LLC 5.250%, 10/01/2020 (A)	$1,198	$1,202
Howard University 2.801%, 10/01/2023	575	590
2.638%, 10/01/2021	240	237
Kraft Heinz Foods 1.063%, VAR ICE LIBOR USD 3
Month+0.820%, 08/10/2022	850	846
Mondelez International 2.125%, 04/13/2023	130	135
0.625%, 07/01/2022	700	703
OhioHealth 1.119%, 11/15/2021	455	456
Skandinaviska Enskilda Banken 0.550%, 09/01/2023 (A)	425	425
Upjohn 1.125%, 06/22/2022 (A)	875	883

		12,768

Energy — 2.7%
El Paso Pipeline Partners Operating LLC 5.000%, 10/01/2021	170	176
Enterprise Products Operating LLC 5.200%, 09/01/2020	1,400	1,400
Exxon Mobil 1.571%, 04/15/2023	2,695	2,781
Kinder Morgan 5.000%, 02/15/2021 (A)	2,000	2,032
MPLX 1.413%, VAR ICE LIBOR USD 3
Month+1.100%, 09/09/2022	1,915	1,915
1.213%, VAR ICE LIBOR USD 3
Month+0.900%, 09/09/2021	345	345
Occidental Petroleum 2.600%, 08/13/2021	350	351
1.504%, VAR ICE LIBOR USD 3
Month+1.250%, 08/13/2021	400	391
1.193%, VAR ICE LIBOR USD 3
Month+0.950%, 02/08/2021	400	395
Phillips 66 3.700%, 04/06/2023	455	490
0.834%, VAR ICE LIBOR USD 3
Month+0.600%, 02/26/2021	665	665
Pioneer Natural Resource 3.450%, 01/15/2021	1,250	1,259
Saudi Arabian Oil MTN 2.750%, 04/16/2022 (A)	2,290	2,351
Schlumberger Finance Canada 2.200%, 11/20/2020 (A)	600	602

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valero Energy 2.700%, 04/15/2023	$375	$392

		15,545

Financials — 21.3%
ABN AMRO Bank MTN 0.682%, VAR ICE LIBOR USD 3
Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding 0.800%, 07/07/2023 (A)	570	574
American Express 2.200%, 10/30/2020	2,850	2,854
Aon 2.200%, 11/15/2022	55	57
Assurant 1.534%, VAR ICE LIBOR USD 3
Month+1.250%, 03/26/2021	127	127
Banc of America Commercial Mortgage
Securities Trust, Ser UB10, Cl A2 2.723%, 07/15/2049	400	403
Bank of America 0.636%, VAR ICE LIBOR USD 3
Month+0.380%, 01/23/2022	1,200	1,201
Bank of America MTN 1.486%, VAR United States Secured
Overnight Financing Rate+1.460%, 05/19/2024	475	487
1.432%, VAR ICE LIBOR USD 3
Month+1.160%, 01/20/2023	700	708
0.947%, VAR ICE LIBOR USD 3
Month+0.650%, 06/25/2022	1,900	1,908
0.946%, VAR ICE LIBOR USD 3
Month+0.650%, 10/01/2021	3,000	3,002
Bank of Montreal MTN 0.770%, VAR United States Secured
Overnight Financing Rate+0.680%, 03/10/2023	2,165	2,175
Bank of New York Mellon MTN 1.950%, 08/23/2022	375	388
Bank of Nova Scotia 0.958%, VAR ICE LIBOR USD 3
Month+0.640%, 03/07/2022	800	806
Barclays Bank 1.700%, 05/12/2022	350	356
BBVA USA 1.045%, VAR ICE LIBOR USD 3
Month+0.730%, 06/11/2021	875	877
BPCE 2.650%, 02/03/2021	725	733
BPCE MTN 1.476%, VAR ICE LIBOR USD 3
Month+1.220%, 05/22/2022 (A)	675	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce 0.889%, VAR United States Secured
Overnight Financing Rate+0.800%, 03/17/2023	$700	$705
0.566%, VAR ICE LIBOR USD 3
Month+0.315%, 02/02/2021	2,650	2,653
Capital One Bank USA 2.014%, VAR United States Secured
Overnight Financing Rate+0.616%, 01/27/2023	575	586
Capital One Financial 0.718%, VAR ICE LIBOR USD 3
Month+0.450%, 10/30/2020	725	725
Charles Schwab 0.567%, VAR ICE LIBOR USD 3
Month+0.320%, 05/21/2021	720	721
Citibank 0.607%, VAR ICE LIBOR USD 3
Month+0.350%, 02/12/2021	1,000	1,001
Citigroup 2.650%, 10/26/2020	610	612
1.388%, VAR ICE LIBOR USD 3
Month+1.070%, 12/08/2021	595	601
0.950%, VAR United States Secured
Overnight Financing Rate+0.870%, 11/04/2022	3,130	3,142
Citizens Bank 1.044%, VAR ICE LIBOR USD 3
Month+0.810%, 05/26/2022	1,250	1,259
0.985%, VAR ICE LIBOR USD 3
Month+0.720%, 02/14/2022	800	803
Cooperatieve Rabobank UA 3.125%, 04/26/2021	1,825	1,860
1.103%, VAR ICE LIBOR USD 3
Month+0.830%, 01/10/2022	1,350	1,363
0.675%, VAR ICE LIBOR USD 3
Month+0.430%, 04/26/2021	1,301	1,305
Credit Suisse Group Funding Guernsey 3.125%, 12/10/2020	1,175	1,184
Credit Suisse NY 2.100%, 11/12/2021	915	934
0.527%, VAR United States Secured
Overnight Financing Rate+0.450%, 02/04/2022	3,165	3,171
Danske Bank 5.000%, 01/12/2022 (A)	850	896
3.001%, VAR ICE LIBOR USD 3
Month+1.249%, 09/20/2022 (A)	800	817
Danske Bank MTN 2.800%, 03/10/2021 (A)	2,400	2,429

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY 1.073%, VAR ICE LIBOR USD 3
Month+0.815%, 01/22/2021	$750	$750
DNB Bank 0.672%, VAR ICE LIBOR USD 3
Month+0.370%, 10/02/2020 (A)	875	875
Fifth Third Bank 0.685%, VAR ICE LIBOR USD 3
Month+0.440%, 07/26/2021	600	602
0.518%, VAR ICE LIBOR USD 3
Month+0.250%, 10/30/2020	1,250	1,250
Fifth Third Bank MTN 1.800%, 01/30/2023	250	258
Goldman Sachs Group 5.750%, 01/24/2022	1,345	1,444
1.355%, VAR ICE LIBOR USD 3
Month+1.110%, 04/26/2022	900	905
HSBC Holdings 0.968%, VAR ICE LIBOR USD 3
Month+0.650%, 09/11/2021	825	825
Intercontinental Exchange 0.903%, VAR ICE LIBOR USD 3
Month+0.650%, 06/15/2023	1,000	1,002
Jackson National Life Global Funding 2.250%, 04/29/2021 (A)	525	532
0.795%, VAR ICE LIBOR USD 3
Month+0.480%, 06/11/2021 (A)	1,620	1,625
JPMorgan Chase 4.500%, 01/24/2022	4,810	5,088
2.550%, 10/29/2020	950	952
1.475%, VAR ICE LIBOR USD 3
Month+1.205%, 10/29/2020	396	396
KeyBank 1.066%, VAR ICE LIBOR USD 3
Month+0.810%, 11/22/2021	1,300	1,310
0.911%, VAR ICE LIBOR USD 3
Month+0.660%, 02/01/2022	2,250	2,261
KeyCorp MTN 2.900%, 09/15/2020	1,400	1,401
Manufacturers & Traders Trust 0.880%, VAR ICE LIBOR USD 3
Month+0.610%, 05/18/2022	1,250	1,259
0.515%, VAR ICE LIBOR USD 3
Month+0.270%, 01/25/2021	1,950	1,952
Marsh & McLennan 3.500%, 12/29/2020	170	172
MassMutual Global Funding II 0.456%, VAR ICE LIBOR USD 3
Month+0.125%, 03/04/2021 (A)	1,000	1,000
MassMutual Global Funding II MTN 0.850%, 06/09/2023 (A)	874	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I 0.900%, 06/08/2023 (A)	$575	$582
Metropolitan Life Global Funding I MTN 0.654%, VAR United States Secured
Overnight Financing Rate+0.570%, 01/13/2023 (A)	825	829
Mizuho Financial Group 0.880%, VAR ICE LIBOR USD 3
Month+0.630%, 05/25/2024	1,200	1,193
Morgan Stanley 1.452%, VAR ICE LIBOR USD 3
Month+1.180%, 01/20/2022	3,300	3,313
Morgan Stanley MTN 2.750%, 05/19/2022	2,170	2,254
0.779%, VAR United States Secured
Overnight Financing Rate+0.700%, 01/20/2023	1,175	1,177
MUFG Union Bank 0.918%, VAR ICE LIBOR USD 3
Month+0.600%, 03/07/2022	1,750	1,758
National Australia Bank 1.875%, 12/13/2022	350	362
National Bank of Canada 0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	850	855
Nationwide Building Society 2.000%, 01/27/2023 (A)	600	621
New York Life Global Funding 0.456%, VAR ICE LIBOR USD 3
Month+0.160%, 10/01/2020 (A)	860	860
Nordea Bank Abp 1.000%, 06/09/2023 (A)	875	886
PNC Bank 1.743%, VAR ICE LIBOR USD 3
Month0.000%, 02/24/2023	850	867
0.743%, VAR ICE LIBOR USD 3
Month+0.430%, 12/09/2022	700	702
0.581%, VAR ICE LIBOR USD 3
Month+0.325%, 02/24/2023	2,950	2,955
Protective Life Global Funding 1.082%, 06/09/2023 (A)	610	619
Royal Bank of Canada 2.100%, 10/14/2020	545	546
Royal Bank of Canada MTN 0.740%, VAR ICE LIBOR USD 3
Month+0.470%, 04/29/2022	2,500	2,513
0.658%, VAR ICE LIBOR USD 3
Month+0.390%, 04/30/2021	810	812
Santander UK 2.125%, 11/03/2020	1,500	1,505
2.100%, 01/13/2023	360	373

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.970%, VAR ICE LIBOR USD 3
Month+0.620%, 06/01/2021	$850	$853
Standard Chartered 2.744%, VAR ICE LIBOR USD 3
Month+1.200%, 09/10/2022 (A)	780	794
State Street 2.825%, VAR United States Secured
Overnight Financing Rate+2.690%, 03/30/2023 (A)	1,265	1,311
Svenska Handelsbanken MTN 3.350%, 05/24/2021	1,460	1,493
0.726%, VAR ICE LIBOR USD 3
Month+0.470%, 05/24/2021	850	853
Toronto-Dominion Bank 2.100%, 07/15/2022 (A)	2,000	2,063
Toronto-Dominion Bank MTN 0.745%, VAR ICE LIBOR USD 3
Month+0.430%, 06/11/2021	2,961	2,969
0.558%, VAR United States Secured
Overnight Financing Rate+0.480%, 01/27/2023	2,055	2,059
UBS 2.450%, 12/01/2020 (A)	1,700	1,706
0.830%, VAR ICE LIBOR USD 3
Month+0.480%, 12/01/2020 (A)	1,000	1,001
UBS/London 1.750%, 04/21/2022 (A)	1,200	1,224
UniCredit MTN 6.572%, 01/14/2022 (A)	515	548
US Bank 0.559%, VAR ICE LIBOR USD 3
Month+0.310%, 02/04/2021	1,800	1,802
USAA Capital 1.500%, 05/01/2023 (A)	890	916
Wells Fargo 2.500%, 03/04/2021	950	961
1.374%, VAR ICE LIBOR USD 3
Month+1.110%, 01/24/2023	700	706
1.270%, VAR ICE LIBOR USD 3
Month+1.025%, 07/26/2021	1,799	1,814

		120,454

Health Care — 3.3%
AbbVie 4.875%, 02/15/2021 (A)	1,800	1,816
0.897%, VAR ICE LIBOR USD 3
Month+0.650%, 11/21/2022 (A)	800	804
0.728%, VAR ICE LIBOR USD 3
Month+0.460%, 11/19/2021 (A)	2,165	2,171
Anthem 2.950%, 12/01/2022	925	974
2.500%, 11/21/2020	900	904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Becton Dickinson 1.181%, VAR ICE LIBOR USD 3
Month+0.875%, 12/29/2020	$713	$713
Bristol-Myers Squibb 3.250%, 02/20/2023	675	721
2.550%, 05/14/2021	1,600	1,626
Cardinal Health 1.083%, VAR ICE LIBOR USD 3
Month+0.770%, 06/15/2022	1,200	1,210
Cigna 3.200%, 09/17/2020	2,795	2,799
0.949%, VAR ICE LIBOR USD 3
Month+0.650%, 09/17/2021	600	600
CVS Health 2.125%, 06/01/2021	1,400	1,418
1.033%, VAR ICE LIBOR USD 3
Month+0.720%, 03/09/2021	820	823
McKesson 3.650%, 11/30/2020	455	459
Royalty Pharma 0.750%, 09/02/2023 (A)	650	649
UnitedHealth Group 0.345%, VAR ICE LIBOR USD 3
Month+0.070%, 10/15/2020	800	800

		18,487

Industrials — 3.1%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust 4.500%, 05/15/2021	1,100	1,119
Aviation Capital Group LLC 0.938%, VAR ICE LIBOR USD 3
Month+0.670%, 07/30/2021 (A)	945	915
Boeing 2.300%, 08/01/2021	695	704
Caterpillar Financial Services MTN 0.598%, VAR ICE LIBOR USD 3
Month+0.280%, 09/07/2021	2,650	2,656
DAE Funding LLC 5.250%, 11/15/2021 (A)	850	850
Equifax 1.150%, VAR ICE LIBOR USD 3
Month+0.870%, 08/15/2021	735	738
GE Capital International Funding Unlimited 2.342%, 11/15/2020	800	803
Honeywell International 0.483%, 08/19/2022	3,835	3,842
John Deere Capital MTN 0.550%, 07/05/2022	1,425	1,432
Otis Worldwide 0.754%, VAR ICE LIBOR USD 3
Month+0.450%, 04/05/2023 (A)	3,165	3,163

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PACCAR Financial MTN 0.800%, 06/08/2023	$320	$324
0.503%, VAR ICE LIBOR USD 3
Month+0.260%, 05/10/2021	400	400
Penske Truck Leasing LP 3.650%, 07/29/2021 (A)	575	590
Roper Technologies 0.450%, 08/15/2022	280	280

		17,816

Information Technology — 0.9%
Broadcom 3.125%, 04/15/2021	1,150	1,166
Hewlett Packard Enterprise 4.450%, 10/02/2023	675	745
1.024%, VAR ICE LIBOR USD 3
Month+0.720%, 10/05/2021	600	600
0.998%, VAR ICE LIBOR USD 3
Month+0.680%, 03/12/2021	1,150	1,152
IBM Credit LLC 0.726%, VAR ICE LIBOR USD 3
Month+0.470%, 11/30/2020	1,670	1,672

		5,335

Materials — 0.2%
DuPont de Nemours 3.766%, 11/15/2020	695	700
International Flavors & Fragrances 3.400%, 09/25/2020	380	381

		1,081

Sovereign — 2.1%
European Investment Bank 0.380%, VAR United States Secured
Overnight Financing Rate+0.290%, 06/10/2022 (A)	5,595	5,598
Inter-American Development Bank 0.384%, VAR United States Secured
Overnight Financing Rate+0.260%, 09/16/2022	2,830	2,830
Inter-American Development Bank MTN 0.475%, VAR ICE LIBOR USD 3
Month+0.200%, 07/15/2021	3,273	3,275

		11,703

Utilities — 1.1%
Consolidated Edison of New York 0.697%, VAR ICE LIBOR USD 3
Month+0.400%, 06/25/2021	3,195	3,204
Dominion Energy 2.715%, 08/15/2021	155	158
2.450%, 01/15/2023 (A)	800	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC 0.498%, VAR ICE LIBOR USD 3
Month+0.180%, 09/08/2020	$800	$800
0.433%, VAR ICE LIBOR USD 3
Month+0.180%, 02/18/2022	1,450	1,450

		6,446

Total Corporate Obligations
(Cost $218,661) ($ Thousands)		220,012

ASSET-BACKED SECURITIES — 32.8%

Automotive — 16.4%
American Credit Acceptance Receivables
Trust, Ser 2019-2, Cl A 2.850%, 07/12/2022 (A)	19	19
American Credit Acceptance Receivables
Trust, Ser 2019-3, Cl A 2.440%, 12/12/2022 (A)	215	215
American Credit Acceptance Receivables
Trust, Ser 2019-4, Cl A 2.180%, 02/13/2023 (A)	376	378
American Credit Acceptance Receivables
Trust, Ser 2020-1, Cl A 1.890%, 04/13/2023 (A)	433	435
American Credit Acceptance Receivables
Trust, Ser 2020-3, Cl A 0.620%, 10/13/2023 (A)	860	860
AmeriCredit Automobile Receivables Trust,
Ser 2020-2, Cl A2A 0.600%, 12/18/2023	640	641
ARI Fleet Lease Trust, Ser 2018-A, Cl A2 2.550%, 10/15/2026 (A)	54	55
ARI Fleet Lease Trust, Ser 2020-A, Cl A2 1.770%, 08/15/2028 (A)	865	875
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2 0.390%, 02/27/2023	635	635
Canadian Pacer Auto Receivables Trust,
Ser 2020-1A, Cl A2A 1.770%, 11/21/2022 (A)	894	901
CarMax Auto Owner Trust, Ser 2017-1, Cl A3 1.980%, 11/15/2021	251	252
Carmax Auto Owner Trust, Ser 2019-1, Cl A3 3.050%, 03/15/2024	1,050	1,080
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A 2.690%, 07/15/2022	209	210
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A 2.210%, 12/15/2022	307	309
Carmax Auto Owner Trust, Ser 2019-4, Cl A2A 2.010%, 03/15/2023	1,749	1,764
CarMax Auto Owner Trust, Ser 2020-1, Cl A2 1.870%, 04/17/2023	769	775

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl A2 2.200%, 07/15/2022 (A)	$293	$295
Chesapeake Funding II LLC, Ser 2017-2A,
Cl A1 1.990%, 05/15/2029 (A)	71	72
Chesapeake Funding II LLC, Ser 2017-3A,
Cl A1 1.910%, 08/15/2029 (A)	98	98
Chesapeake Funding II LLC, Ser 2017-3A,
Cl A2 0.502%, VAR ICE LIBOR USD 1
Month+0.340%, 08/15/2029 (A)	256	256
Chesapeake Funding II LLC, Ser 2017-4A,
Cl A1 2.120%, 11/15/2029 (A)	166	167
Chesapeake Funding II LLC, Ser 2017-4A,
Cl A2 0.472%, VAR ICE LIBOR USD 1
Month+0.310%, 11/15/2029 (A)	680	679
Chesapeake Funding II LLC, Ser 2018-2A,
Cl A2 0.545%, VAR ICE LIBOR USD 1
Month+0.370%, 08/15/2030 (A)	427	426
Chesapeake Funding II LLC, Ser 2018-3A,
Cl A1 3.390%, 01/15/2031 (A)	475	491
Chesapeake Funding II LLC, Ser 2019-2A,
Cl A1 1.950%, 09/15/2031 (A)	1,189	1,213
CIG Auto Receivables Trust, Ser 2017-1A, Cl A 2.710%, 05/15/2023 (A)	4	4
CPS Auto Receivables Trust, Ser 2019-B, Cl A 2.890%, 05/16/2022 (A)	36	36
CPS Auto Receivables Trust, Ser 2019-C, Cl A 2.550%, 09/15/2022 (A)	186	186
CPS Auto Receivables Trust, Ser 2019-D, Cl A 2.170%, 12/15/2022 (A)	282	284
CPS Auto Receivables Trust, Ser 2020-A, Cl A 2.090%, 05/15/2023 (A)	431	435
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A 2.650%, 06/15/2026 (A)	99	99
Credit Acceptance Auto Loan Trust, Ser 2018- 1A, Cl A 3.010%, 02/16/2027 (A)	196	197
Credit Acceptance Auto Loan Trust, Ser 2019- 3A, Cl A 2.380%, 11/15/2028 (A)	500	514
Credit Acceptance Auto Loan Trust, Ser 2020- 1A, Cl A 2.010%, 02/15/2029 (A)	310	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2017-3,
Cl D 3.530%, 12/15/2023 (A)	$803	$814
Drive Auto Receivables Trust, Ser 2019-2,
Cl A3 3.040%, 03/15/2023	137	137
Drive Auto Receivables Trust, Ser 2019-4,
Cl A2A 2.320%, 06/15/2022	84	84
Drive Auto Receivables Trust, Ser 2019-4,
Cl B 2.230%, 01/16/2024	870	883
Drive Auto Receivables Trust, Ser 2020-1,
Cl A3 2.020%, 11/15/2023	535	542
Drive Auto Receivables Trust, Ser 2020-2,
Cl A2A 0.850%, 07/17/2023	575	576
DT Auto Owner Trust, Ser 2018-3A, Cl B 3.560%, 09/15/2022 (A)	703	707
DT Auto Owner Trust, Ser 2019-3A, Cl A 2.550%, 08/15/2022 (A)	177	177
DT Auto Owner Trust, Ser 2019-4A, Cl A 2.170%, 05/15/2023 (A)	1,211	1,220
DT Auto Owner Trust, Ser 2020-1A, Cl A 1.940%, 09/15/2023 (A)	280	282
DT Auto Owner Trust, Ser 2020-2A, Cl A 1.140%, 01/16/2024 (A)	887	889
DT Auto Owner Trust, Ser 2020-2A, Cl B 2.080%, 03/16/2026 (A)	735	746
Enterprise Fleet Financing LLC, Ser 2017-1,
Cl A3 2.600%, 07/20/2022 (A)	356	356
Enterprise Fleet Financing LLC, Ser 2018-2,
Cl A2 3.140%, 02/20/2024 (A)	779	788
Enterprise Fleet Financing LLC, Ser 2019-1,
Cl A2 2.980%, 10/20/2024 (A)	820	836
Enterprise Fleet Financing LLC, Ser 2019-2,
Cl A2 2.290%, 02/20/2025 (A)	684	697
Enterprise Fleet Financing LLC, Ser 2020-1,
Cl A1 1.690%, 02/22/2021 (A)	261	261
Exeter Automobile Receivables Trust,
Ser 2019-3A, Cl A 2.590%, 09/15/2022 (A)	79	79
Exeter Automobile Receivables Trust,
Ser 2019-4A, Cl A 2.180%, 01/17/2023 (A)	320	321

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust,
Ser 2019-4A, Cl B 2.300%, 12/15/2023 (A)	$1,150	$1,162
Exeter Automobile Receivables Trust,
Ser 2020-1A, Cl A 2.050%, 06/15/2023 (A)	302	304
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A 2.890%, 03/15/2024 (A)	126	128
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A 2.210%, 09/16/2024 (A)	514	521
Flagship Credit Auto Trust, Ser 2018-3, Cl A 3.070%, 02/15/2023 (A)	124	125
Flagship Credit Auto Trust, Ser 2018-4, Cl A 3.410%, 05/15/2023 (A)	316	320
Flagship Credit Auto Trust, Ser 2019-1, Cl A 3.110%, 08/15/2023 (A)	178	180
Flagship Credit Auto Trust, Ser 2019-2, Cl A 2.830%, 10/16/2023 (A)	565	574
Flagship Credit Auto Trust, Ser 2019-4, Cl A 2.170%, 06/17/2024 (A)	539	548
Flagship Credit Auto Trust, Ser 2020-1, Cl A 1.900%, 08/15/2024 (A)	642	651
Flagship Credit Auto Trust, Ser 2020-3, Cl A 0.700%, 04/15/2025 (A)	325	325
Ford Credit Auto Lease Trust, Ser 2019-A,
Cl A4 2.980%, 06/15/2022	490	500
Ford Credit Auto Lease Trust, Ser 2019-B,
Cl A2A 2.280%, 02/15/2022	388	390
Ford Credit Auto Lease Trust, Ser 2019-B,
Cl A4 2.270%, 11/15/2022	3,000	3,069
Ford Credit Auto Lease Trust, Ser 2020-A,
Cl A2 1.800%, 07/15/2022	520	524
Ford Credit Auto Lease Trust, Ser 2020-B,
Cl A2A 0.500%, 12/15/2022	730	731
Ford Credit Auto Owner Trust, Ser 2016-1,
Cl A 2.310%, 08/15/2027 (A)	3,200	3,224
Ford Credit Auto Owner Trust, Ser 2017-2,
Cl A 2.360%, 03/15/2029 (A)	1,400	1,455
Ford Credit Auto Owner Trust, Ser 2020-B,
Cl A2 0.500%, 02/15/2023	2,015	2,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables
Trust, Ser 2020-1, Cl A2 1.970%, 09/15/2023 (A)	$669	$675
GLS Auto Receivables Issuer Trust, Ser 2019- 3A, Cl A 2.580%, 07/17/2023 (A)	339	342
GLS Auto Receivables Issuer Trust, Ser 2019- 4A, Cl A 2.470%, 11/15/2023 (A)	388	392
GLS Auto Receivables Issuer Trust, Ser 2020- 1A, Cl A 2.170%, 02/15/2024 (A)	502	508
GLS Auto Receivables Issuer Trust, Ser 2020- 3A, Cl A 0.690%, 10/16/2023 (A)	580	580
GLS Auto Receivables Trust, Ser 2018-1A, Cl A 2.820%, 07/15/2022 (A)	95	95
GLS Auto Receivables Trust, Ser 2019-2A, Cl A 3.060%, 04/17/2023 (A)	266	269
GM Financial Automobile Leasing Trust,
Ser 2019-3, Cl A3 2.030%, 06/20/2022	700	709
GM Financial Automobile Leasing Trust,
Ser 2020-2, Cl A1 0.280%, 06/21/2021	2,024	2,024
GM Financial Automobile Leasing Trust,
Ser 2020-2, Cl A2A 0.710%, 10/20/2022	485	486
GM Financial Consumer Automobile
Receivables Trust, Ser 2018-4, Cl A3 3.210%, 10/16/2023	786	804
GM Financial Consumer Automobile
Receivables Trust, Ser 2020-3, Cl A2 0.350%, 07/17/2023	1,415	1,415
Harley-Davidson Motorcycle Trust, Ser 2020-
A, Cl A2A 1.830%, 01/17/2023	1,008	1,014
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1 0.625%, VAR ICE LIBOR USD 1
Month+0.470%, 01/10/2033 (A)	710	710
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2 2.700%, 01/10/2033 (A)	795	801
Honda Auto Receivables Owner Trust,
Ser 2020-2, Cl A2 0.740%, 11/15/2022	220	221
Hyundai Auto Receivables Trust, Ser 2020-A,
Cl A2 1.510%, 04/17/2023	1,275	1,287
JPMorgan Chase Bank, Ser 2020-1, Cl B 0.991%, 01/25/2028 (A)	1,600	1,600

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2019-A,
Cl A3 3.100%, 11/15/2021	$376	$379
Mercedes-Benz Auto Lease Trust, Ser 2020-
A, Cl A2 1.820%, 03/15/2022	262	263
Mercedes-Benz Auto Receivables Trust,
Ser 2020-1, Cl A2 0.460%, 03/15/2023	1,030	1,031
Nissan Auto Lease Trust, Ser 2019-A, Cl A2 2.710%, 07/15/2021	143	144
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A 2.270%, 10/15/2021	517	519
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A 1.800%, 05/16/2022	678	683
Nissan Auto Receivables Owner Trust,
Ser 2019-C, Cl A3 1.930%, 07/15/2024	573	589
Nissan Auto Receivables Owner Trust,
Ser 2020-B, Cl A2A 0.470%, 10/17/2022	1,580	1,582
Prestige Auto Receivables Trust, Ser 2019-1A,
Cl A2 2.440%, 07/15/2022 (A)	350	351
Santander Consumer Auto Receivables Trust,
Ser 2020-AA, Cl A 1.370%, 10/15/2024 (A)	2,277	2,300
Santander Consumer Auto Receivables Trust,
Ser 2020-BA, Cl A2 0.380%, 02/15/2023 (A)	1,250	1,250
Santander Drive Auto Receivables Trust,
Ser 2020-2, Cl A1 0.241%, 07/15/2021	2,402	2,402
Santander Drive Auto Receivables Trust,
Ser 2020-2, Cl A2A 0.620%, 05/15/2023	1,025	1,026
Santander Retail Auto Lease Trust, Ser 2019-
C, Cl A2A 1.890%, 09/20/2022 (A)	959	968
Securitized Term Auto Receivables Trust,
Ser 2019-1A, Cl A3 2.986%, 02/27/2023 (A)	750	762
Tesla Auto Lease Trust, Ser 2018-B, Cl A 3.710%, 08/20/2021 (A)	1,291	1,306
Tesla Auto Lease Trust, Ser 2019-A, Cl A2 2.130%, 04/20/2022 (A)	1,990	2,014
Tesla Auto Lease Trust, Ser 2020-A, Cl A2 0.550%, 05/22/2023 (A)	1,115	1,116
Tidewater Auto Receivables Trust, Ser 2020-
AA, Cl A2 1.390%, 08/15/2024 (A)	1,700	1,711

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tidewater Auto Receivables Trust, Ser 2020-
AA, Cl B 1.610%, 03/17/2025 (A)	$1,005	$1,011
Toyota Auto Receivables Owner Trust,
Ser 2018-B, Cl A3 2.960%, 09/15/2022	230	233
Toyota Auto Receivables Owner Trust,
Ser 2020-B, Cl A2 1.380%, 12/15/2022	740	745
United Auto Credit Securitization Trust,
Ser 2020-1, Cl A 0.850%, 05/10/2022 (A)	436	437
Volkswagen Auto Lease Trust, Ser 2019-A,
Cl A2A 2.000%, 03/21/2022	683	688
Volkswagen Auto Loan Enhanced Trust,
Ser 2020-1, Cl A2A 0.930%, 12/20/2022	750	752
Westlake Automobile Receivables Trust,
Ser 2017-2A, Cl D 3.280%, 12/15/2022 (A)	1,065	1,072
Westlake Automobile Receivables Trust,
Ser 2019-2A, Cl A2B 0.645%, VAR ICE LIBOR USD 1
Month+0.470%, 02/15/2023 (A)	544	544
Westlake Automobile Receivables Trust,
Ser 2019-3A, Cl A2 2.150%, 02/15/2023 (A)	583	588
Westlake Automobile Receivables Trust,
Ser 2019-3A, Cl B 2.410%, 10/15/2024 (A)	1,575	1,601
Westlake Automobile Receivables Trust,
Ser 2020-2A, Cl A2A 0.930%, 02/15/2024 (A)	2,100	2,109
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2 3.060%, 04/20/2027 (A)	70	71
World Omni Auto Receivables Trust,
Ser 2020-B, Cl A2A 0.550%, 07/17/2023	3,575	3,580
World Omni Auto Receivables Trust,
Ser 2020-C, Cl A2 0.350%, 12/15/2023	1,665	1,665
World Omni Select Auto Trust, Ser 2018-1A,
Cl B 3.680%, 07/15/2023 (A)	465	473
World Omni Select Auto Trust, Ser 2019-A,
Cl A2A 2.060%, 08/15/2023	475	478

		92,693

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 2.0%
BA Credit Card Trust, Ser 2018-A1, Cl A1 2.700%, 07/17/2023	$850	$859
Capital One Multi-Asset Execution Trust,
Ser 2016-A7, Cl A7 0.672%, VAR ICE LIBOR USD 1
Month+0.510%, 09/16/2024	1,250	1,256
Capital One Multi-Asset Execution Trust,
Ser 2019-A2, Cl A2 1.720%, 08/15/2024	310	319
Evergreen Credit Card Trust, Ser 2019-2, Cl A 1.900%, 09/15/2024 (A)	535	550
Synchrony Card Funding LLC, Ser 2019-A1,
Cl A 2.950%, 03/15/2025	1,690	1,750
Synchrony Credit Card Master Note Trust,
Ser 2016-2, Cl A 2.210%, 05/15/2024	3,751	3,799
Synchrony Credit Card Master Note Trust,
Ser 2018-1, Cl A 2.970%, 03/15/2024	710	720
Trillium Credit Card Trust II, Ser 2019-1A, Cl A 0.654%, VAR ICE LIBOR USD 1
Month+0.480%, 01/26/2024 (A)	1,100	1,101
Trillium Credit Card Trust II, Ser 2020-1A, Cl A 0.544%, VAR ICE LIBOR USD 1
Month+0.370%, 12/26/2024 (A)	1,065	1,066

		11,420

Mortgage Related Securities — 0.0%
Accredited Mortgage Loan Trust, Ser 2004-4,
Cl A1A 0.855%, VAR ICE LIBOR USD 1
Month+0.680%, 01/25/2035	125	124

Other Asset-Backed Securities — 14.4%
Affirm Asset Securitization Trust, Ser 2020—
Z1, Cl A 3.460%, 10/15/2024 (A)	450	452
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A 3.163%, 09/25/2056 (A)(B)	495	492
Ally Master Owner Trust, Ser 2018-2, Cl A 3.290%, 05/15/2023	2,455	2,507
Apidos CLO XII, Ser 2018-12A, Cl AR 1.355%, VAR ICE LIBOR USD 3
Month+1.080%, 04/15/2031 (A)	925	915
Atlas Senior Loan Fund IX LLC, Ser 2018-9A,
Cl A 1.142%, VAR ICE LIBOR USD 3
Month+0.870%, 04/20/2028 (A)	1,277	1,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust, Ser 2019-A, Cl A 3.480%, 07/15/2022 (A)	$65	$65
Avant Loans Funding Trust, Ser 2019-B, Cl A 2.720%, 10/15/2026 (A)	350	351
Barings BDC Static CLO, Ser 2019-1A, Cl A1 1.295%, VAR ICE LIBOR USD 3
Month+1.020%, 04/15/2027 (A)	468	467
Bayview Opportunity Master Fund IVb Trust,
Ser 2017-RT6, Cl A 3.500%, 10/28/2057 (A)(B)	440	450
BlueMountain CLO, Ser 2018-2A, Cl A1R 1.202%, VAR ICE LIBOR USD 3
Month+0.930%, 07/18/2027 (A)	1,260	1,248
Carlyle Global Market Strategies CLO,
Ser 2017-2A, Cl AR 2.709%, VAR ICE LIBOR USD 3
Month+0.890%, 01/18/2029 (A)	335	330
Carlyle Global Market Strategies CLO,
Ser 2018-1A, Cl A1R2 1.243%, VAR ICE LIBOR USD 3
Month+0.970%, 04/17/2031 (A)	997	977
Cloud Pass-Through Trust, Ser 2019-1A,
Cl CLOU 3.554%, 12/05/2022 (A)(B)	633	642
CNH Equipment Trust, Ser 2019-C, Cl A2 1.990%, 03/15/2023	2,237	2,253
CNH Equipment Trust, Ser 2020-A, Cl A2 1.080%, 07/17/2023	1,070	1,076
Cole Park CLO, Ser 2018-1A, Cl AR 1.322%, VAR ICE LIBOR USD 3
Month+1.050%, 10/20/2028 (A)	1,150	1,141
Columbia Cent CLO, Ser 2018-27A, Cl A1 1.395%, VAR ICE LIBOR USD 3
Month+1.150%, 10/25/2028 (A)	720	716
Consumer Loan Underlying Bond CLUB Credit
Trust, Ser 2020-P1, Cl A 2.260%, 03/15/2028 (A)	811	814
Credit-Based Asset Servicing & Securitization
LLC, Ser 2005-CB3, Cl M2 1.105%, VAR ICE LIBOR USD 1
Month+0.930%, 06/25/2035	114	114
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2 2.770%, 04/15/2021 (A)	23	23
Dell Equipment Finance Trust, Ser 2019-1,
Cl A2 2.780%, 08/23/2021 (A)	211	212
DLL LLC, Ser 2019-MT3, Cl A2 2.130%, 01/20/2022 (A)	962	967
Ford Credit Floorplan Master Owner Trust,
Ser 2018-3, Cl A1 3.520%, 10/15/2023	725	750

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding
LLC, Ser 2020-1, Cl A2 1.760%, 06/15/2022 (A)	$915	$924
HPEFS Equipment Trust, Ser 2019-1A, Cl A2 2.190%, 09/20/2029 (A)	1,396	1,404
HPEFS Equipment Trust, Ser 2020-1A, Cl A2 1.730%, 02/20/2030 (A)	490	494
HPEFS Equipment Trust, Ser 2020-2A, Cl A2 0.650%, 07/22/2030 (A)	2,875	2,877
John Deere Owner Trust, Ser 2019-B, Cl A2 2.280%, 05/16/2022	487	490
KKR CLO, Ser 2018-21, Cl A 1.275%, VAR ICE LIBOR USD 3
Month+1.000%, 04/15/2031 (A)	775	760
Kubota Credit Owner Trust, Ser 2020-1A,
Cl A1 1.500%, 05/17/2021 (A)	154	154
Kubota Credit Owner Trust, Ser 2020-2A,
Cl A2 0.410%, 06/15/2023 (A)	545	545
Madison Park Funding XII, Ser 2017-12A,
Cl AR 1.532%, VAR ICE LIBOR USD 3
Month+1.260%, 07/20/2026 (A)	59	59
Madison Park Funding XXX, Ser 2018-30A,
Cl A 1.025%, VAR ICE LIBOR USD 3
Month+0.750%, 04/15/2029 (A)	1,350	1,326
Magnetite VII, Ser 2018-7A, Cl A1R2 1.075%, VAR ICE LIBOR USD 3
Month+0.800%, 01/15/2028 (A)	1,250	1,232
Magnetite VIII, Ser 2018-8A, Cl AR2 1.255%, VAR ICE LIBOR USD 3
Month+0.980%, 04/15/2031 (A)	685	679
Marlette Funding Trust, Ser 2018-4A, Cl A 3.710%, 12/15/2028 (A)	109	110
Marlette Funding Trust, Ser 2019-1A, Cl A 3.440%, 04/16/2029 (A)	442	446
Marlette Funding Trust, Ser 2019-2A, Cl A 3.130%, 07/16/2029 (A)	332	336
Marlette Funding Trust, Ser 2019-3A, Cl A 2.690%, 09/17/2029 (A)	383	386
Marlette Funding Trust, Ser 2019-4A, Cl A 2.390%, 12/17/2029 (A)	588	593
Marlette Funding Trust, Ser 2020-1A, Cl A 2.240%, 03/15/2030 (A)	208	209
Marlette Funding Trust, Ser 2020-2A, Cl A 1.020%, 09/16/2030 (A)	612	613
Mercedes-Benz Master Owner Trust,
Ser 2019-AA, Cl A 0.512%, VAR ICE LIBOR USD 1
Month+0.350%, 05/15/2023 (A)	1,405	1,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MetLife Securitization Trust, Ser 2017-1A, Cl A 3.000%, 04/25/2055 (A)(B)	$225	$236
MFA Trust, Ser 2020-NQM1, Cl A1 1.479%, 03/25/2065	420	420
Mill City Mortgage Loan Trust, Ser 2017-3,
Cl A1 2.750%, 01/25/2061 (A)(B)	433	447
Mill City Mortgage Trust, Ser 2015-2, Cl A2 3.000%, 09/25/2057 (A)(B)	385	390
MMAF Equipment Finance LLC, Ser 2017-AA,
Cl A3 2.040%, 02/16/2022 (A)	46	46
MMAF Equipment Finance LLC, Ser 2019-A,
Cl A2 2.840%, 01/10/2022 (A)	491	495
MMAF Equipment Finance LLC, Ser 2019-B,
Cl A2 2.070%, 10/12/2022 (A)	368	371
Morgan Stanley Capital 1 Trust, Ser 2012-
STAR, Cl A1 2.084%, 08/05/2034 (A)	88	88
Nationstar HECM Loan Trust, Ser 2018-2A,
Cl A 3.188%, 07/25/2028 (A)(B)	29	29
Nationstar HECM Loan Trust, Ser 2019-1A,
Cl A 2.651%, 06/25/2029 (A)(B)	129	130
Nationstar HECM Loan Trust, Ser 2019-2A,
Cl A 2.272%, 11/25/2029 (A)(B)	211	212
Navient Private Education Refi Loan Trust,
Ser 2019-FA, Cl A1 2.180%, 08/15/2068 (A)	1,019	1,023
Navient Private Education Refi Loan Trust,
Ser 2020-BA, Cl A1 1.800%, 01/15/2069 (A)	1,012	1,017
Navient Private Education Refi Loan Trust,
Ser 2020-DA, Cl A 1.690%, 05/15/2069 (A)	2,552	2,581
Navient Student Loan Trust, Ser 2018-1A,
Cl A2 0.525%, VAR ICE LIBOR USD 1
Month+0.350%, 03/25/2067 (A)	591	587
Navient Student Loan Trust, Ser 2019-2A,
Cl A1 0.442%, VAR ICE LIBOR USD 1
Month+0.270%, 02/27/2068 (A)	302	302
Navistar Financial Dealer Note Master Owner
Trust II, Ser 2019-1, Cl A 0.815%, VAR ICE LIBOR USD 1
Month+0.640%, 05/25/2024 (A)	1,600	1,598

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust
Advance Receivables Backed, Ser 2019- T5, Cl AT5 2.425%, 10/15/2051 (A)	$575	$572
New Residential Mortgage LLC, Ser 2018-
FNT2, Cl A 3.790%, 07/25/2054 (A)	488	477
NextGear Floorplan Master Owner Trust,
Ser 2017-2A, Cl A1 0.842%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,530
NextGear Floorplan Master Owner Trust,
Ser 2019-1A, Cl A1 0.825%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	1,140	1,123
NextGear Floorplan Master Owner Trust,
Ser 2020-1A, Cl A1 0.975%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	1,830	1,777
Nissan Master Owner Trust Receivables,
Ser 2019-A, Cl A 0.735%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	1,075	1,078
NRZ Excess Spread-Collateralized Notes,
Ser 2018-PLS1, Cl A 3.193%, 01/25/2023 (A)	334	335
NRZ Excess Spread-Collateralized Notes,
Ser 2018-PLS2, Cl A 3.265%, 02/25/2023 (A)	211	213
NYCTL Trust, Ser 2018-A, Cl A 3.220%, 11/10/2031 (A)	321	323
NYCTL Trust, Ser 2019-A, Cl A 2.190%, 11/10/2032 (A)	416	419
Ocean Trails CLO IV, Ser 2013-4A, Cl AR 1.154%, VAR ICE LIBOR USD 3
Month+0.900%, 08/13/2025 (A)	6	6
OCP CLO, Ser 2017-8A, Cl A1R 1.123%, VAR ICE LIBOR USD 3
Month+0.850%, 04/17/2027 (A)	214	213
OnDeck Asset Securitization Trust II LLC,
Ser 2019-1A, Cl A 2.650%, 11/18/2024 (A)	211	211
Onemain Financial Issuance Trust, Ser 2018- 1A, Cl A 3.300%, 03/14/2029 (A)	395	401
OneMain Financial Issuance Trust, Ser 2019- 1A, Cl A 3.480%, 02/14/2031 (A)	800	819
OZLM VII, Ser 2018-7RA, Cl A1R 1.283%, VAR ICE LIBOR USD 3
Month+1.010%, 07/17/2029 (A)	953	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OZLM XII, Ser 2018-12A, Cl A1R 1.318%, VAR ICE LIBOR USD 3
Month+1.050%, 04/30/2027 (A)	$592	$588
Palmer Square CLO, Ser 2018-3A, Cl A2 1.630%, VAR ICE LIBOR USD 3
Month+1.350%, 08/15/2026 (A)	820	807
PFS Financing, Ser 2020-B, Cl A 1.210%, 06/15/2024 (A)	695	699
PFS Financing, Ser 2020-F, Cl A 0.930%, 08/15/2024 (A)	2,015	2,016
PRPM LLC, Ser 2018-1A, Cl A1 3.750%, 04/25/2023 (A)(B)	253	255
Regional Management Issuance Trust,
Ser 2018-1, Cl A 3.830%, 07/15/2027 (A)	387	387
Regional Management Issuance Trust,
Ser 2019-1, Cl A 3.050%, 11/15/2028 (A)	175	174
RMF Buyout Issuance Trust, Ser 2019-1, Cl A 2.475%, 07/25/2029 (A)(B)	258	258
SCF Equipment Leasing LLC, Ser 2020-1A,
Cl A2 0.680%, 10/20/2025 (A)	990	990
Shackleton CLO, Ser 2018-6RA, Cl A 2.150%, VAR ICE LIBOR USD 3
Month+1.020%, 07/17/2028 (A)	711	704
SLM Student Loan Trust, Ser 2007-6, Cl A4 0.625%, VAR ICE LIBOR USD 3
Month+0.380%, 10/25/2024	493	492
SMB Private Education Loan Trust, Ser 2020-
A, Cl A1 0.475%, VAR ICE LIBOR USD 1
Month+0.300%, 03/15/2027 (A)	1,119	1,115
SoFi Consumer Loan Program LLC, Ser 2017- 1, Cl A 3.280%, 01/26/2026 (A)	57	57
SoFi Consumer Loan Program Trust,
Ser 2019-1, Cl A 3.240%, 02/25/2028 (A)	522	527
SoFi Consumer Loan Program Trust,
Ser 2019-2, Cl A 3.010%, 04/25/2028 (A)	412	417
SoFi Consumer Loan Program Trust,
Ser 2019-3, Cl A 2.900%, 05/25/2028 (A)	1,012	1,024
SoFi Consumer Loan Program Trust,
Ser 2019-4, Cl A 2.450%, 08/25/2028 (A)	1,642	1,660
SoFi Consumer Loan Program Trust,
Ser 2020-1, Cl A 2.020%, 01/25/2029 (A)	1,099	1,110

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program Trust,
Ser 2020-A, Cl A1FX 2.060%, 05/15/2046 (A)	$1,724	$1,739
Symphony CLO XIV, Ser 2019-14A, Cl AR 2.261%, VAR ICE LIBOR USD 3
Month+0.950%, 07/14/2026 (A)	941	934
Towd Point Mortgage Trust, Ser 2015-2,
Cl 2A11 3.000%, 11/25/2057 (A)(B)	108	109
Towd Point Mortgage Trust, Ser 2015-4,
Cl A1B 2.750%, 04/25/2055 (A)(B)	66	67
Towd Point Mortgage Trust, Ser 2015-5,
Cl A1B 2.750%, 05/25/2055 (A)(B)	80	80
Towd Point Mortgage Trust, Ser 2016-1,
Cl A1B 2.750%, 02/25/2055 (A)(B)	81	83
Towd Point Mortgage Trust, Ser 2016-3, Cl A1 2.250%, 04/25/2056 (A)(B)	191	194
Towd Point Mortgage Trust, Ser 2016-4, Cl A1 2.250%, 07/25/2056 (A)(B)	333	338
Towd Point Mortgage Trust, Ser 2017-1, Cl A1 2.750%, 10/25/2056 (A)(B)	1,228	1,263
Towd Point Mortgage Trust, Ser 2017-2, Cl A1 2.750%, 04/25/2057 (A)(B)	1,196	1,230
Towd Point Mortgage Trust, Ser 2017-4, Cl A1 2.750%, 06/25/2057 (A)(B)	288	300
Towd Point Mortgage Trust, Ser 2017-5, Cl A1 0.775%, VAR ICE LIBOR USD 1
Month+0.600%, 02/25/2057 (A)	653	651
Towd Point Mortgage Trust, Ser 2017-6, Cl A1 2.750%, 10/25/2057 (A)(B)	231	240
Towd Point Mortgage Trust, Ser 2019-HY2,
Cl A1 1.175%, VAR ICE LIBOR USD 1
Month+1.000%, 05/25/2058 (A)	469	469
Transportation Finance Equipment Trust,
Ser 2019-1, Cl A2 1.900%, 01/24/2022 (A)	3,063	3,081
Tryon Park CLO, Ser 2018-1A, Cl A1SR 1.165%, VAR ICE LIBOR USD 3
Month+0.890%, 04/15/2029 (A)	1,210	1,197
Verizon Owner Trust, Ser 2017-2A, Cl B 2.220%, 12/20/2021 (A)	201	202
Verizon Owner Trust, Ser 2020-A, Cl A1A 1.850%, 07/22/2024	825	847
Verizon Owner Trust, Ser 2020-B, Cl A 0.470%, 02/20/2025	1,010	1,010
Voya CLO, Ser 2017-1A, Cl A1R 2.719%, VAR ICE LIBOR USD 3
Month+0.900%, 01/18/2029 (A)	420	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, Cl A1R 0.965%, VAR ICE LIBOR USD 3
Month+0.720%, 07/25/2026 (A)	$235	$234

		81,638

Total Asset-Backed Securities (Cost $185,151) ($ Thousands)		185,875

MORTGAGE-BACKED SECURITIES — 15.8%

Agency Mortgage-Backed Obligations — 5.8%
FDIC Guaranteed Notes Trust, Ser 2010-S4,
Cl A 0.886%, VAR LIBOR USD 1
Month+0.720%, 12/04/2020 (A)	793	792
FHLMC 2.500%, 08/01/2028	854	898
0.450%, 07/28/2023	2,825	2,826
FHLMC ARM 4.030%, VAR US Treas Yield Curve
Rate T Note Const Mat 1 Yr+1.911%, 02/01/2022	2	2
3.123%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.020%, 02/01/2030	15	14
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	463	469
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	128	131
FHLMC CMO, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	164	166
FHLMC CMO, Ser 2012-4030, Cl AN 1.750%, 04/15/2027	832	847
FHLMC CMO, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	1,094	1,124
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	540	545
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	91	93
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	757	778
FHLMC CMO, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	302	306
FHLMC CMO, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	127	131
FHLMC CMO, Ser 2014-4379, Cl CB 2.250%, 04/15/2033	1,003	1,034
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	1,120	1,143
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	702	728
FHLMC CMO, Ser 2014-4390, Cl NC 3.000%, 05/15/2039	506	515

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through
Certificates, Ser K016, Cl A2 2.968%, 10/25/2021	$596	$606
FHLMC Multifamily Structured Pass Through
Certificates, Ser K037, Cl A1 2.592%, 04/25/2023	1,408	1,446
FHLMC Multifamily Structured Pass Through
Certificates, Ser K721, Cl A2 3.090%, 08/25/2022 (B)	1,625	1,691
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K020, Cl A1 1.573%, 01/25/2022	77	78
FNMA 6.000%, 01/01/2027 to 04/01/2040	154	181
5.500%, 12/01/2023 to 12/01/2024	313	324
5.000%, 02/01/2023 to 03/01/2025	72	76
3.500%, 09/01/2032	3,105	3,282
FNMA ARM 3.812%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.715%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.215%, 01/01/2029	5	5
3.585%, VAR ICE LIBOR USD 6
Month+1.773%, 09/01/2024	7	7
3.402%, VAR ICE LIBOR USD 6
Month+1.820%, 09/01/2024	13	14
3.381%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.083%, 05/01/2028	1	1
FNMA CMO, Ser 1993-58, Cl H 5.500%, 04/25/2023	8	9
FNMA CMO, Ser 2001-33, Cl FA 0.625%, VAR ICE LIBOR USD 1
Month+0.450%, 07/25/2031	6	6
FNMA CMO, Ser 2002-64, Cl FG 0.402%, VAR ICE LIBOR USD 1
Month+0.250%, 10/18/2032	2	2
FNMA CMO, Ser 2011-18, Cl LA 4.000%, 08/25/2039	156	159
FNMA CMO, Ser 2011-24, Cl PC 4.000%, 10/25/2039	184	185
FNMA CMO, Ser 2011-87, Cl JA 3.000%, 06/25/2040	699	712
FNMA CMO, Ser 2012-6, Cl E 3.000%, 05/25/2037	838	847
FNMA CMO, Ser 2013-100, Cl CA 4.000%, 03/25/2039	126	128
FNMA CMO, Ser 2013-97, Cl KA 3.000%, 11/25/2031	115	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2012-137, Cl UE 1.750%, 09/25/2041	$503	$511
FNMA REMICS CMO, Ser 2015-46, Cl BA 3.000%, 05/25/2041	644	660
FNMA, Ser 2012-M9, Cl A2 2.482%, 04/25/2022	265	269
FNMA, Ser 2017-M13, Cl FA 0.594%, VAR LIBOR USD 1
Month+0.400%, 10/25/2024	272	271
FNMA, Ser M4, Cl 1A2 2.976%, 04/25/2022 (B)	239	244
FREMF Mortgage Trust, Ser 2011-K12, Cl B 4.487%, 01/25/2046 (A)(B)	1,435	1,444
GNMA CMO, Ser 2010-151, Cl KA 3.000%, 09/16/2039	114	117
GNMA CMO, Ser 2010-81, Cl PM 3.750%, 04/20/2039	58	58
GNMA CMO, Ser 2011-158, Cl CA 3.000%, 10/20/2026	768	789
GNMA CMO, Ser 2012-7, Cl MD 3.500%, 11/20/2038	241	241
GNMA CMO, Ser 2013-124, Cl CP 2.500%, 06/20/2041	278	282
GNMA CMO, Ser 2013-190, Cl GA 2.500%, 11/20/2038	1,441	1,478
GNMA CMO, Ser 2015-119, Cl TG 1.800%, 05/20/2041	1,804	1,826
GNMA CMO, Ser 2015-56, Cl LB 1.500%, 04/16/2040	1,150	1,164
Mortgage-Linked Amortizing Notes,
Ser 2012-1, Cl A10 2.060%, 01/15/2022	248	253
NCUA Guaranteed Notes CMO, Ser 2010-R1,
Cl 1A 0.599%, VAR ICE LIBOR USD 1
Month+0.450%, 10/07/2020	991	990

		33,019

Non-Agency Mortgage-Backed Obligations — 10.0%
Angel Oak Mortgage Trust I LLC, Ser 2017-2,
Cl A1 2.478%, 07/25/2047 (A)(B)	90	90
Angel Oak Mortgage Trust I LLC, Ser 2018-3,
Cl A1 3.649%, 09/25/2048 (A)(B)	233	238
Angel Oak Mortgage Trust I LLC, Ser 2019-1,
Cl A1 3.920%, 11/25/2048 (A)(B)	543	554
Angel Oak Mortgage Trust I LLC, Ser 2019-2,
Cl A1 3.628%, 03/25/2049 (A)(B)	817	833

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-4,
Cl A1 2.993%, 07/26/2049 (A)(B)	$568	$575
Angel Oak Mortgage Trust LLC, Ser 2017-1,
Cl A1 2.810%, 01/25/2047 (A)(B)	9	9
Angel Oak Mortgage Trust LLC, Ser 2017-3,
Cl A1 2.708%, 11/25/2047 (A)(B)	48	48
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1 2.466%, 12/25/2059 (A)(B)	162	164
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1 1.691%, 04/25/2065 (A)(B)	1,450	1,459
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1 1.469%, 06/25/2065 (A)(B)	870	872
Arroyo Mortgage Trust, Ser 2019-3, Cl A1 2.962%, 10/25/2048 (A)(B)	510	521
BAMLL Commercial Mortgage Securities
Trust, Ser 2018-DSNY, Cl A 1.012%, VAR LIBOR USD 1
Month+0.850%, 09/15/2034 (A)	1,150	1,112
Banc of America Mortgage Securities,
Ser 2005-F, Cl 2A2 3.147%, 07/25/2035 (B)	80	77
Banc of America Mortgage Securities,
Ser 2005-J, Cl 2A1 3.885%, 11/25/2035 (B)	10	10
BANK, Ser 2018-BN10, Cl A1 2.624%, 02/15/2061	578	587
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A 1.012%, VAR LIBOR USD 1
Month+0.850%, 08/15/2036 (A)	1,250	1,208
Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2005-3, Cl 2A1 3.782%, 06/25/2035 (B)	41	39
Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2005-6, Cl 3A1 3.429%, 08/25/2035 (B)	84	82
BRAVO Residential Funding Trust, Ser 2020-
NQM1, Cl A1 1.449%, 05/25/2060 (A)(B)	856	856
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A2 3.817%, 10/26/2048 (A)	860	883
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1 3.613%, 10/26/2048 (A)	202	208
Bunker Hill Loan Depositary Trust, Ser 2020- 1, Cl A1 1.724%, 02/25/2055 (A)(B)	553	556
BWAY Mortgage Trust, Ser 2013-1515, Cl A1 2.809%, 03/10/2033 (A)	446	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018-
IND, Cl A 0.912%, VAR LIBOR USD 1
Month+0.750%, 11/15/2035 (A)	$214	$213
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A 1.082%, VAR ICE LIBOR USD 1
Month+0.920%, 10/15/2036 (A)	949	948
BX Commercial Mortgage Trust, Ser 2019-
XL, Cl B 1.242%, VAR ICE LIBOR USD 1
Month+1.080%, 10/15/2036 (A)	617	614
CGDBB Commercial Mortgage Trust,
Ser 2017-BIOC, Cl A 0.952%, VAR LIBOR USD 1
Month+0.790%, 07/15/2032 (A)	457	456
CHC Commercial Mortgage Trust, Ser 2019-
CHC, Cl A 1.282%, VAR ICE LIBOR USD 1
Month+1.120%, 06/15/2034 (A)	1,275	1,213
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1 0.712%, VAR ICE LIBOR USD 1
Month+0.540%, 02/25/2035	14	13
CIM Trust, Ser 2017-7, Cl A 3.000%, 04/25/2057 (A)(B)	557	569
Citigroup Commercial Mortgage Trust,
Ser 2019-SST2, Cl A 1.082%, VAR LIBOR USD 1
Month+0.920%, 12/15/2036 (A)	1,150	1,129
Citigroup Mortgage Loan Trust, Ser 2004-
HYB3, Cl 1A 3.209%, 09/25/2034 (B)	15	14
Citigroup Mortgage Loan Trust, Ser 2006-
AR2, Cl 1A1 3.868%, 03/25/2036 (B)	75	65
Citigroup Mortgage Loan Trust, Ser 2018-
RP2, Cl A1 3.500%, 02/25/2058 (A)(B)	429	452
Citigroup Mortgage Loan Trust, Ser 2019-
IMC1, Cl A1 2.720%, 07/25/2049 (A)(B)	208	211
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1 3.470%, 07/27/2048 (A)(B)	192	192
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1 3.692%, 10/26/2048 (A)(B)	481	482
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1 4.006%, 12/28/2048 (A)(B)	372	377
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1 3.705%, 03/25/2049 (A)(B)	161	163
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1 2.764%, 08/25/2049 (A)(B)	146	147

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1 2.488%, 02/25/2050 (A)(B)	$482	$486
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2 3.031%, 09/10/2047	54	54
COMM Mortgage Trust, Ser CR22, Cl A2 2.856%, 03/10/2048	315	315
COMM Mortgage Trust, Ser CR23, Cl A2 2.852%, 05/10/2048	455	455
COMM Mortgage Trust, Ser CR27, Cl A2 2.223%, 10/10/2048	116	116
COMM Mortgage Trust, Ser LC17, Cl A2 3.164%, 10/10/2047	2	2
Credit Suisse Mortgage Capital Certificates,
Ser 2019-ICE4, Cl B 1.392%, VAR LIBOR USD 1
Month+1.230%, 05/15/2036 (A)	2,180	2,172
Credit Suisse Mortgage Capital Certificates,
Ser 2019-ICE4, Cl A 1.142%, VAR ICE LIBOR USD 1
Month+0.980%, 05/15/2036 (A)	745	746
Deephaven Residential Mortgage Trust,
Ser 2017-1A, Cl A1 2.725%, 12/26/2046 (A)(B)	23	23
Deephaven Residential Mortgage Trust,
Ser 2017-2A, Cl A1 2.453%, 06/25/2047 (A)(B)	71	71
Deephaven Residential Mortgage Trust,
Ser 2017-3A, Cl A1 2.577%, 10/25/2047 (A)(B)	70	71
Deephaven Residential Mortgage Trust,
Ser 2018-1A, Cl A1 2.976%, 12/25/2057 (A)(B)	136	136
Deephaven Residential Mortgage Trust,
Ser 2018-2A, Cl A1 3.479%, 04/25/2058 (A)(B)	306	311
Deephaven Residential Mortgage Trust,
Ser 2018-3A, Cl A1 3.789%, 08/25/2058 (A)(B)	367	367
Deephaven Residential Mortgage Trust,
Ser 2019-3A, Cl A1 2.964%, 07/25/2059 (A)(B)	485	492
Deephaven Residential Mortgage Trust,
Ser 2019-4A, Cl A1 2.791%, 10/25/2059 (A)(B)	513	520
Deephaven Residential Mortgage Trust,
Ser 2020-2, Cl A1 1.692%, 05/25/2065 (A)	916	920
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-HQ1, Cl M3 3.975%, VAR ICE LIBOR USD 1
Month+3.800%, 03/25/2025	250	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-5, Cl A7 4.000%, 09/25/2048 (A)(B)	$81	$82
FNMA Connecticut Avenue Securities,
Ser 2016-C03, Cl 2M2 6.075%, VAR ICE LIBOR USD 1
Month+5.900%, 10/25/2028	808	847
FNMA Connecticut Avenue Securities,
Ser 2018-C03, Cl 1EA2 1.025%, VAR ICE LIBOR USD 1
Month+0.850%, 10/25/2030	413	409
GCAT Trust, Ser 2020-NQM2, Cl A1 1.555%, 04/25/2065 (A)	473	473
GMAC Mortgage Loan Trust, Ser 2005-AR6,
Cl 2A1 3.882%, 11/19/2035 (B)	131	121
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A 0.862%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	663
GS Mortgage Securities Trust, Ser GS4, Cl A2 2.905%, 11/10/2049	2,825	2,841
GSR Mortgage Loan Trust, Ser 2005-AR4,
Cl 2A1 3.685%, 07/25/2035 (B)	126	95
GSR Mortgage Loan Trust, Ser 2007-AR2,
Cl 1A1 3.696%, 05/25/2037 (B)	122	95
Impac CMB Trust, Ser 2004-9, Cl 1A1 0.932%, VAR ICE LIBOR USD 1
Month+0.760%, 01/25/2035	34	34
Impac CMB Trust, Ser 2005-2, Cl 1A1 0.692%, VAR ICE LIBOR USD 1
Month+0.520%, 04/25/2035	41	39
Impac CMB Trust, Ser 2005-3, Cl A1 0.652%, VAR ICE LIBOR USD 1
Month+0.480%, 08/25/2035	40	38
Impac CMB Trust, Ser 2005-5, Cl A1 0.812%, VAR ICE LIBOR USD 1
Month+0.640%, 08/25/2035	32	31
Impac CMB Trust, Ser 2005-8, Cl 1A 0.692%, VAR ICE LIBOR USD 1
Month+0.520%, 02/25/2036	105	102
JP Morgan Mortgage Trust, Ser 2017-1, Cl A4 3.500%, 01/25/2047 (A)(B)	1,796	1,807
JPMBB Commercial Mortgage Securities
Trust, Ser 2015-C29, Cl A2 2.921%, 05/15/2048	176	176
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2015-UES, Cl A 2.933%, 09/05/2032 (A)	1,350	1,350

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A6,
Cl 7A1 4.082%, 08/25/2035 (B)	$40	$36
JPMorgan Mortgage Trust, Ser 2007-A3,
Cl 1A1 3.745%, 05/25/2037 (B)	76	69
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5 3.500%, 05/25/2045 (A)(B)	300	301
JPMorgan Mortgage Trust, Ser 2018-7FRB,
Cl A2 0.925%, VAR ICE LIBOR USD 1
Month+0.750%, 04/25/2046 (A)	414	409
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A 0.962%, VAR LIBOR USD 1
Month+0.800%, 05/15/2036 (A)	290	289
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2 2.579%, 03/10/2049 (A)	2,536	2,574
LSTAR Securities Investment, Ser 2019-4,
Cl A1 1.656%, VAR ICE LIBOR USD 1
Month+1.500%, 05/01/2024 (A)	648	639
Merit, Ser 2020-HILL, Cl A 1.305%, VAR ICE LIBOR USD 1
Month+1.150%, 08/15/2037 (A)	1,205	1,206
Merrill Lynch Mortgage Investors, Ser 2005-
A3, Cl A1 0.445%, VAR ICE LIBOR USD 1
Month+0.270%, 04/25/2035	4	4
Merrill Lynch Mortgage-Backed Securities
Trust, Ser 2007-3, Cl 2A1 3.629%, 06/25/2037 (B)	104	81
MFA Trust, Ser 2017-RPL1, Cl A1 2.588%, 02/25/2057 (A)(B)	111	112
Mill City Mortgage Loan Trust, Ser 2018-1,
Cl A1 3.250%, 05/25/2062 (A)(B)	246	256
Mill City Mortgage Loan Trust, Ser 2018-2,
Cl A1 3.500%, 05/25/2058 (A)(B)	763	794
Morgan Stanley Bank of America Merrill
Lynch Trust, Ser 2014-C14, Cl A3 3.669%, 02/15/2047	1,074	1,078
Morgan Stanley Capital I Trust, Ser 2014-
MP, Cl A 3.469%, 08/11/2033 (A)	930	947
MortgageIT Trust, Ser 2005-5, Cl A1 0.692%, VAR ICE LIBOR USD 1
Month+0.520%, 12/25/2035	110	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MTRO Commercial Mortgage Trust, Ser 2019-
TECH, Cl A 1.062%, VAR LIBOR USD 1
Month+0.900%, 12/15/2033 (A)	$775	$772
New Residential Mortgage LLC, Ser 2018-
FNT1, Cl A 3.610%, 05/25/2023 (A)	647	646
New Residential Mortgage Loan Trust,
Ser 2017-3A, Cl A1 4.000%, 04/25/2057 (A)(B)	297	322
New Residential Mortgage Loan Trust,
Ser 2017-6A, Cl A1 4.000%, 08/27/2057 (A)(B)	696	751
New Residential Mortgage Loan Trust,
Ser 2018-1A, Cl A1 4.000%, 09/25/2057 (A)(B)	328	349
New Residential Mortgage Loan Trust,
Ser 2020-NQM2, Cl A1 1.650%, 05/24/2060 (A)(B)	582	583
OBX Trust, Ser 2018-1, Cl A2 0.825%, VAR ICE LIBOR USD 1
Month+0.650%, 06/25/2057 (A)	60	60
OBX Trust, Ser 2018-EXP2, Cl 2A1A 0.922%, VAR ICE LIBOR USD 1
Month+0.750%, 07/25/2058 (A)	419	416
OBX Trust, Ser 2019-INV1, Cl A8 4.000%, 11/25/2048 (A)(B)	268	269
Paragon Mortgages, Ser 2006-12A, Cl A2C 0.612%, VAR ICE LIBOR USD 3
Month+0.220%, 11/15/2038 (A)	105	100
Paragon Mortgages, Ser 2007-15A, Cl A2C 0.533%, VAR ICE LIBOR USD 3
Month+0.220%, 12/15/2039 (A)	239	228
Residential Funding Mortgage Securities,
Ser 2007-SA3, Cl 2A1 4.869%, 07/27/2037 (B)	103	90
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1 2.376%, 02/25/2024 (A)(B)	296	300
RMF Buyout Issuance Trust, Ser 2020-1, Cl A 2.158%, 02/25/2030 (A)(B)	423	424
Sequoia Mortgage Trust, Ser 2004-12, Cl A1 0.698%, VAR ICE LIBOR USD 1
Month+0.540%, 01/20/2035	12	11
Sequoia Mortgage Trust, Ser 2017-CH2,
Cl A10 4.000%, 12/25/2047 (A)(B)	460	464
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1 4.500%, 08/25/2048 (A)(B)	294	308
Sequoia Mortgage Trust, Ser 2018-CH3,
Cl A11 4.000%, 08/25/2048 (A)(B)	57	57

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2018-1,
Cl A1 3.425%, 04/27/2048 (A)(B)	$150	$149
Spruce Hill Mortgage Loan Trust, Ser 2019-
SH1, Cl A1 3.395%, 04/29/2049 (A)(B)	292	295
Starwood Mortgage Residential Trust,
Ser 2020-1, Cl A1 2.275%, 02/25/2050 (A)(B)	556	565
Starwood Mortgage Residential Trust,
Ser 2020-3, Cl A1 1.486%, 04/25/2065 (A)(B)	318	318
Verus Securitization Trust, Ser 2018-2, Cl A1 3.677%, 06/01/2058 (A)(B)	349	353
Verus Securitization Trust, Ser 2019-2, Cl A1 3.211%, 05/25/2059 (A)(B)	348	355
Verus Securitization Trust, Ser 2020-1, Cl A1 2.417%, 01/25/2060 (A)	261	266
Verus Securitization Trust, Ser 2020-4, Cl A1 1.502%, 06/25/2065 (A)	558	560
WaMu Mortgage Pass-Through Certificates,
Ser 2006-AR2, Cl 1A1 3.692%, 03/25/2036 (B)	141	131
Wells Fargo Commercial Mortgage Trust,
Ser 2012-LC5, Cl AS 3.539%, 10/15/2045	620	643
Wells Fargo Commercial Mortgage Trust,
Ser NXS2, Cl A2 3.020%, 07/15/2058	738	748
Wells Fargo Commercial Mortgage Trust,
Ser RC1, Cl A2 3.118%, 01/15/2060	848	866
Wells Fargo Mortgage Backed Securities
Trust, Ser 2019-2, Cl A3 4.000%, 04/25/2049 (A)(B)	51	51
WFRBS Commercial Mortgage Trust,
Ser 2013-UBS1, Cl A2 2.927%, 03/15/2046	9	9
WinWater Mortgage Loan Trust, Ser 2015-5,
Cl A5 3.500%, 08/20/2045 (A)(B)	675	678

		56,451

Total Mortgage-Backed Securities (Cost $89,094) ($ Thousands)		89,470

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bills 0.169%, 05/20/2021 (C)	8,550	8,543
0.141%, 04/22/2021 (C)	2,995	2,993
0.140%, 08/12/2021 (C)	2,800	2,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.120%, 02/25/2021 (C)	$5,640	$5,636
U.S. Treasury Notes 1.750%, 09/30/2022	6,580	6,802
1.250%, 10/31/2021	2,405	2,435

Total U.S. Treasury Obligations (Cost $29,013) ($ Thousands)		29,205

MUNICIPAL BONDS — 2.9%

California — 0.7%
Bay Area, Toll Authority, RB 2.075%, 04/01/2021	2,440	2,461
California State, GO
Callable 10/01/2021 @ 100 0.935%, 04/01/2047 (D)	1,150	1,148
University of California, Ser BF, RB 0.455%, 05/15/2022	230	231

		3,840

Florida — 0.1%
Florida State, Development Finance
Authority, RB 1.645%, 04/01/2021	405	406

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB 1.838%, 12/01/2023	145	147

New Jersey — 0.3%
Jersey City, Ser A, GO 1.908%, 09/01/2020	1,590	1,590

New York — 0.8%
Long Island, Power Authority, Ser C, RB
Callable 06/01/2021 @ 100 0.659%, 03/01/2022	790	790
New York City, Transitional Finance Authority,
Future Tax Secured Revenue, Sub-Ser, RB 4.325%, 11/01/2021	1,965	1,971
Port Authority of New York & New Jersey,
Ser 208, RB 2.667%, 09/15/2021	2,380	2,432

		5,193

Texas — 1.0%
Central Texas, Turnpike System, Ser B, RB 1.980%, 08/15/2042 (D)	375	377
Dallas, Ser A, RB 1.837%, 11/01/2020	2,530	2,535

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Grand Parkway Transportation, Sub-Ser, RB 1.531%, 10/01/2020	$2,565	$2,567

		5,479

Total Municipal Bonds (Cost $16,635) ($ Thousands)		16,655

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB 1.900%, 06/24/2021	2,200	2,231
0.530%, 01/18/2022	3,650	3,669
FHLMC 0.450%, 08/04/2023	2,850	2,848
0.375%, 06/08/2022	2,825	2,826
0.320%, 10/20/2022	2,850	2,852

Total U.S. Government Agency Obligations (Cost $14,401) ($ Thousands)		14,426

COMMERCIAL PAPER — 1.4%
Airbus 1.654%, 11/23/2020 (C)	3,100	3,099
Total Capital Canada Ltd 0.551%, 11/23/2020 (C)	4,650	4,648

Total Commercial Paper (Cost $7,732) ($ Thousands)		7,747

SOVEREIGN DEBT — 0.8%
Province of Quebec Canada 2.375%, 01/31/2022	4,232	4,354

Total Sovereign Debt (Cost $4,285) ($ Thousands)		4,354

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund,
Cl F 0.010%**†	922,878	$923

Total Cash Equivalent (Cost $923) ($ Thousands)		923

Total Investments in Securities — 100.5% (Cost $565,895) ($ Thousands)		$568,667

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 2-Year Treasury Note	154	Jan-2021	$34,014	$34,026	$12
U.S. 5-Year Treasury Note	15	Jan-2021	1,887	1,890	4
U.S. 10-Year Treasury Note	(38)	Dec-2020	(5,281)	(5,291)	(11)
U.S. Long Treasury Bond	(1)	Dec-2020	(176)	(176)	–

			$30,444	$30,449	$5

Percentages are based on Net Assets of $565,978 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $230,556 ($ Thousands), representing 40.7% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

DAC – Designated Activity Company

FDIC – Federal Deposit Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

GMAC – General Motors Acceptance Corporation

GNMA – Government National Mortgage Association

GO – General Obligation

ICE– Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

MTN – Medium Term Note

NCUA – National Credit Union Association

RB – Revenue Bond

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Corporate Obligations	–	220,012	–	220,012

Asset-Backed Securities	–	185,875	–	185,875

Mortgage-Backed Securities	–	89,470	–	89,470

U.S. Treasury Obligations	–	29,205	–	29,205

Municipal Bonds	–	16,655	–	16,655

U.S. Government Agency Obligations	–	14,426	–	14,426

Commercial Paper	–	7,747	–	7,747

Sovereign Debt	–	4,354	–	4,354

Cash Equivalent	923	–	–	923

Total Investments in Securities	923	567,744	–	568,667

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	16	–	–	16

Unrealized Depreciation	(11)	–	–	(11)

Total Other Financial Instruments	5	–	–	5

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2020:

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$36,670	$41,237	$(76,984)	$—	$ —	$ 923	922,878	$1	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.5%

Albania — 0.0%
Albania Government International Bond 3.500%, 10/09/2025	EUR	579	$713

Angola — 0.7%
Angola Via Avenir II BV MTN
9.713%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,070	4,571
Angolan Government International Bond 9.375%, 05/08/2048		3,904	3,210
9.375%, 05/08/2048 (A)		590	485
8.250%, 05/09/2028		1,396	1,185
Angolan Government International Bond MTN 9.125%, 11/26/2049 (A)		1,550	1,256
9.125%, 11/26/2049		1,429	1,158
8.000%, 11/26/2029		2,138	1,760
8.000%, 11/26/2029 (A)		959	789
Republic of Angola Via Avenir II BV MTN 4.981%, VAR ICE LIBOR USD 6
Month+4.500%, 12/07/2023		672	585
Republic of Angola Via Avenir Issuer II
Ireland DAC 6.927%, 02/19/2027		950	798

			15,797

Argentina — 1.6%
Adecoagro 6.000%, 09/21/2027 (A)		960	978
Argentine Republic Government International
Bond
7.820%, 12/31/2033	EUR	24,123	14,569
7.820%, 12/31/2033		310	187
7.500%, 04/22/2026		$6,150	2,798
7.125%, 06/28/2117		1,565	677
6.875%, 04/22/2021		2,557	1,231
6.875%, 01/11/2048		3,813	1,634
5.625%, 01/26/2022		3,716	1,765
5.250%, 01/15/2028	EUR	2,433	1,255
5.000%, 01/15/2027		420	215
4.625%, 01/11/2023		$3,317	1,559
3.380%, 4.740%, 03/31/2029, 12/31/2038 (B)	EUR	8,612	4,403
3.380%, 4.740%, 03/31/2029, 12/31/2038 (B)		1,468	751
3.375%, 01/15/2023		990	547
Bonos De La Nacion Argentina En Moneda
Dua
4.500%, 09/30/2020		$2,162	1,064
Provincia de Buenos Aires 7.875%, 06/15/2027		454	213
5.375%, 01/20/2023	EUR	910	501
Provincia de Cordoba 7.125%, 06/10/2021 (A)		$709	519

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Rio Energy 6.875%, 02/01/2025 (A)		$1,522	$1,054

			35,920

Armenia — 0.1%
Republic of Armenia International Bond 3.950%, 09/26/2029		1,055	1,068

Azerbaijan — 0.9%
Azerbaijan International Bond 5.125%, 09/01/2029		2,772	3,042
4.750%, 03/18/2024		200	217
Southern Gas Corridor CJSC 6.875%, 03/24/2026 (A)		2,102	2,507
6.875%, 03/24/2026		5,677	6,771
State Oil of the Azerbaijan Republic 6.950%, 03/18/2030		3,691	4,586
State Oil of the Azerbaijan Republic MTN 4.750%, 03/13/2023		2,290	2,410
4.750%, 03/13/2023		229	241

			19,774

Bahrain — 0.5%
Bahrain Government International Bond 6.125%, 08/01/2023		849	906
5.625%, 09/30/2031		1,168	1,219
5.625%, 09/30/2031 (A)		2,596	2,709
CBB International Sukuk Programme SPC 6.250%, 11/14/2024 (A)		2,222	2,419
6.250%, 11/14/2024		1,158	1,261
Oil and Gas Holding BSCC (A) 8.375%, 11/07/2028		810	932
7.625%, 11/07/2024		1,142	1,253

			10,699

Belarus — 0.3%
Belarus Government International Bond 7.625%, 06/29/2027		385	382
6.875%, 02/28/2023 (A)		694	679
6.200%, 02/28/2030		505	469
Republic of Belarus Ministry of Finance 6.378%, 02/24/2031		999	928
6.378%, 02/24/2031 (A)		3,512	3,264
5.875%, 02/24/2026		662	619
5.875%, 02/24/2026 (A)		650	607

			6,948

Belize — 0.0%
Belize Government International Bond 4.938%, 02/22/2038		1,517	666

Benin — 0.1%
Benin Government International Bond 5.750%, 03/26/2026 (A)	EUR	1,840	2,105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Bermuda — 0.4%
Bermuda Government International Bond 4.750%, 02/15/2029		$1,764	$2,104
3.717%, 01/25/2027		2,093	2,298
3.375%, 08/20/2050		458	479
2.375%, 08/20/2030 (A)		2,760	2,815
2.375%, 08/20/2030		306	312

			8,008

Brazil — 4.8%
Brazil Loan Trust 1 5.477%, 07/24/2023 (A)		1,655	1,672
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/2028		1,692	1,724
5.333%, 02/15/2028		1,362	1,387
Brazil Notas do Tesouro Nacional, Ser B 6.000%, 05/15/2045	BRL	1,442	1,153
6.000%, 08/15/2050		2,003	1,625
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/2021		3,387	633
10.000%, 01/01/2023		118,208	24,248
10.000%, 01/01/2025		51,290	10,808
10.000%, 01/01/2027		61,075	13,015
10.000%, 01/01/2029		52,109	11,258
10.000%, 01/01/2031		15,895	3,476
Brazilian Government International Bond 6.000%, 04/07/2026		$499	585
5.625%, 02/21/2047		2,570	2,886
5.000%, 01/27/2045		3,190	3,335
4.625%, 01/13/2028		748	826
4.500%, 05/30/2029		965	1,049
3.875%, 06/12/2030		10,751	11,031
Centrais Eletricas Brasileiras 4.625%, 02/04/2030 (A)		232	235
CSN Islands XI 6.750%, 01/28/2028 (A)		800	764
CSN Resources (A) 7.625%, 02/13/2023		767	785
7.625%, 04/17/2026		1,063	1,063
Gol Finance 7.000%, 01/31/2025 (A)		1,322	701
JBS Investments II GmbH 5.750%, 01/15/2028 (A)		644	681
Minerva Luxembourg 6.500%, 09/20/2026 (A)		1,291	1,365
MV24 Capital BV 6.748%, 06/01/2034 (A)		458	473
Petrobras Global Finance BV 6.900%, 03/19/2049		3,160	3,615
5.999%, 01/27/2028		382	424
5.750%, 02/01/2029		736	809
5.093%, 01/15/2030		309	322

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Suzano Austria GmbH (A) 7.000%, 03/16/2047		$572	$666
6.000%, 01/15/2029		406	460
5.000%, 01/15/2030		687	732
Vale Overseas Ltd 3.750%, 07/08/2030	BRL	250	263
Votorantim Cimentos International 7.250%, 04/05/2041		$876	1,113

			105,182

Cameroon — 0.0%
Cameroon International Bond 9.500%, 11/19/2025 (A)		405	428

Canada — 0.0%
First Quantum Minerals 7.500%, 04/01/2025 (A)		528	539

Cayman Islands — 0.3%
Bioceanico Sovereign Certificate Ltd 2.505%, 06/05/2034 (C)		3,601	2,640
Neon Capital MTN 1.998%, 01/06/2028 (D)	JPY	429,141	3,150

			5,790

Chile — 1.4%
Banco de Credito e Inversiones 3.500%, 10/12/2027 (A)		$1,691	1,836
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2043	CLP	2,085,000	3,950
4.700%, 09/01/2030 (A)		1,085,000	1,680
Cencosud 4.375%, 07/17/2027 (A)		$2,283	2,452
Chile Government International Bond 3.500%, 01/25/2050		2,258	2,644
2.550%, 01/27/2032		2,760	2,922
2.450%, 01/31/2031		5,130	5,417
Empresa de Transporte de Pasajeros Metro 3.650%, 05/07/2030 (A)		217	241
Nacional del Cobre de Chile 5.625%, 10/18/2043		629	856
4.500%, 09/16/2025 (A)		1,556	1,750
4.375%, 02/05/2049 (A)		2,159	2,579
3.750%, 01/15/2031 (A)		234	260
3.700%, 01/30/2050 (A)		794	851
3.625%, 08/01/2027		500	546
3.625%, 08/01/2027 (A)		488	533
3.150%, 01/14/2030 (A)		522	552
3.000%, 09/30/2029 (A)		1,365	1,437

			30,506

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

China — 2.1%
Alibaba Group Holding Ltd 4.200%, 12/06/2047		$456	$589
Charming Light Investments Ltd MTN 4.375%, 12/21/2027		1,500	1,700
China Government Bond 3.390%, 03/16/2050	CNY	12,060	1,653
3.130%, 11/21/2029		8,560	1,252
3.120%, 12/05/2026		12,100	1,770
2.940%, 10/17/2024		13,820	2,019
2.850%, 06/04/2027		13,460	1,933
2.680%, 05/21/2030		50,040	7,092
China Government International Bond 3.250%, 10/19/2023		$3,122	3,380
1.990%, 04/09/2025	CNY	47,730	6,684
1.875%, 12/03/2022		$979	1,007
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2168		940	949
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2169		3,389	3,457
Chinalco Capital Holdings Ltd 4.250%, 04/21/2022		900	911
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2169		307	316
CNAC HK Finbridge Co Ltd 5.125%, 03/14/2028		900	1,062
4.625%, 03/14/2023		2	2
3.375%, 06/19/2024		230	243
Dianjian Haiyu Ltd 4.300%, 12/20/2168		205	211
Dianjian International Finance Ltd 4.600%, 07/19/2169 (D)		448	461
ENN Clean Energy International Investment 7.500%, 02/27/2021		550	545
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2169		2,161	2,201
Leader Goal International MTN 4.250%, 07/19/2169 (D)		263	270
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209%, 09/03/2169		1,080	1,101
Sinopec Group Overseas Development 2018 2.500%, 08/08/2024		4,443	4,647
Tencent Holdings MTN 3.240%, 06/03/2050 (A)		620	658

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Wanda Properties International 7.250%, 01/29/2024		$608	$612

			46,725

Colombia — 5.5%
Colombia Government International Bond 9.850%, 06/28/2027	COP	7,914,000	2,711
9.850%, 06/28/2027		994,000	341
8.125%, 05/21/2024		$821	998
7.750%, 04/14/2021	COP	3,729,000	1,020
7.375%, 09/18/2037		$734	1,051
6.125%, 01/18/2041		2,470	3,244
5.625%, 02/26/2044		2,105	2,675
5.200%, 05/15/2049		206	255
5.000%, 06/15/2045		3,556	4,258
4.375%, 03/21/2023	COP	4,586,000	1,234
4.125%, 05/15/2051		$1,123	1,202
4.000%, 02/26/2024		1,285	1,375
3.125%, 04/15/2031		3,868	4,013
3.000%, 01/30/2030		4,616	4,755
Colombian TES 10.000%, 07/24/2024	COP	29,321,100	9,553
7.750%, 09/18/2030		19,555,800	5,994
7.500%, 08/26/2026		49,703,500	15,209
7.250%, 10/18/2034		10,575,200	3,006
7.000%, 05/04/2022		3,313,100	945
7.000%, 06/30/2032		26,306,500	7,456
6.250%, 11/26/2025		33,335,800	9,666
6.000%, 04/28/2028		55,215,300	15,429
5.750%, 11/03/2027		47,625,900	13,199
4.750%, 04/04/2035		1,645,600	1,441
2.250%, 04/18/2029		1,113,600	803
Ecopetrol 6.875%, 04/29/2030		$1,050	1,267
5.875%, 09/18/2023		437	485
5.875%, 05/28/2045		950	1,078
Emgesa ESP 8.750%, 01/25/2021	COP	940,000	255
Empresas Publicas de Medellin ESP (A) 8.375%, 11/08/2027		4,600,000	1,270
7.625%, 09/10/2024		2,224,000	621
7.625%, 09/10/2024		1,827,000	510
Financiera de Desarrollo Territorial Findeter 7.875%, 08/12/2024 (A)		1,408,000	398
7.875%, 08/12/2024		1,095,000	310
Geopark Ltd 6.500%, 09/21/2024 (A)		$729	705
Grupo Aval 4.375%, 02/04/2030 (A)		1,083	1,060
Millicom International Cellular 6.250%, 03/25/2029 (A)		597	661

			120,453

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Costa Rica — 0.5%
Costa Rica Government International Bond 7.158%, 03/12/2045		$3,080	$2,829
7.158%, 03/12/2045		600	551
7.158%, 03/12/2045 (A)		425	390
7.000%, 04/04/2044		1,860	1,697
7.000%, 04/04/2044		780	712
6.125%, 02/19/2031		1,547	1,432
5.625%, 04/30/2043 (A)		1,237	1,040
4.250%, 01/26/2023		1,883	1,805
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		290	225

			10,681

Croatia — 0.2%
Croatia Government International Bond 6.375%, 03/24/2021		1,895	1,952
2.750%, 01/27/2030	EUR	638	881
1.500%, 06/17/2031		900	1,111

			3,944

Czech Republic — 1.5%
Czech Republic Government Bond 4.200%, 12/04/2036	CZK	27,430	1,786
2.750%, 07/23/2029		180,350	9,397
2.500%, 08/25/2028		61,450	3,107
2.400%, 09/17/2025		128,970	6,366
2.000%, 10/13/2033		28,480	1,425
1.250%, 02/14/2025		63,250	2,947
1.200%, 03/13/2031		54,860	2,511
1.000%, 06/26/2026		13,140	603
0.950%, 05/15/2030		114,850	5,164

			33,306

Dominican Republic — 1.3%
Dominican Republic Government Bond 11.250%, 02/05/2027	DOP	20,700	388
Dominican Republic International Bond 8.900%, 02/15/2023 (A)		61,250	1,044
7.450%, 04/30/2044		$2,109	2,395
7.450%, 04/30/2044 (A)		1,087	1,234
6.850%, 01/27/2045		3,713	3,943
6.500%, 02/15/2048		6,158	6,303
6.400%, 06/05/2049		3,282	3,336
5.875%, 01/30/2060		2,212	2,117
5.875%, 01/30/2060 (A)		1,851	1,771
5.500%, 01/27/2025		720	755
4.500%, 01/30/2030 (A)		4,610	4,564

			27,850

Ecuador — 0.8%
Ecuador Government International Bond 10.750%, 03/28/2022		4,803	2,702
10.750%, 01/31/2029 (A)(B)		1,762	921

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.650%, 12/13/2026 (A)		$1,192	$617
9.650%, 12/13/2026		800	414
9.625%, 06/02/2027		1,148	594
9.625%, 06/02/2027 (A)		700	362
9.500%, 03/27/2030		5,756	3,043
9.500%, 03/27/2030 (A)		1,090	576
8.875%, 10/23/2027		5,335	2,761
8.875%, 10/23/2027 (A)		2,424	1,254
0.500%, 01/23/2028 (B)		6,422	3,251
0.500%, 01/31/2029 (A)(B)		1,318	689

			17,184

Egypt — 3.0%
Egypt Government Bond 18.000%, 11/06/2028	EGP	44,214	3,206
17.700%, 08/07/2025		42,975	2,985
16.300%, 04/09/2024		21,507	1,418
16.100%, 05/07/2029		21,345	1,432
Egypt Government International Bond 8.875%, 05/29/2050 (A)		$6,610	6,875
8.700%, 03/01/2049		1,828	1,877
8.700%, 03/01/2049 (A)		921	946
7.903%, 02/21/2048		1,606	1,551
7.903%, 02/21/2048 (A)		331	320
7.625%, 05/29/2032		1,049	1,066
7.625%, 05/29/2032 (A)		9,260	9,411
6.588%, 02/21/2028 (A)		1,135	1,143
6.588%, 02/21/2028		1,036	1,044
Egypt Government International Bond MTN 8.500%, 01/31/2047		5,792	5,936
8.150%, 11/20/2059		378	365
6.375%, 04/11/2031	EUR	1,746	2,002
6.125%, 01/31/2022 (A)		$1,290	1,325
5.625%, 04/16/2030 (A)	EUR	1,065	1,180
5.625%, 04/16/2030		4,712	5,221
4.750%, 04/11/2025		633	744
4.750%, 04/16/2026		900	1,033
Egypt Treasury Bills (C) 13.474%, 01/05/2021	EGP	112,250	6,767
13.524%, 04/06/2021		115,575	6,744

			64,591

El Salvador — 0.6%
El Salvador Government International Bond 9.500%, 07/15/2052		$1,275	1,321
9.500%, 07/15/2052 (A)		1,107	1,147
8.250%, 04/10/2032 (A)		1,157	1,127
7.750%, 01/24/2023		3,531	3,547
7.650%, 06/15/2035		484	456
7.625%, 02/01/2041		885	812
7.125%, 01/20/2050		328	281
6.375%, 01/18/2027		24	22
5.875%, 01/30/2025		1,770	1,666

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of El Salvador 8.250%, 04/10/2032		$3,166	$3,084

			13,463

Gabon — 0.2%
Gabon Government International Bond 6.950%, 06/16/2025 (A)		2,172	2,166
6.950%, 06/16/2025		212	211
6.625%, 02/06/2031		809	781
6.625%, 02/06/2031 (A)		240	231

			3,389

Ghana — 1.5%
Ghana Government Bonds 24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		7,745	1,333
19.000%, 11/02/2026		16,120	2,606
Ghana Government International Bond 10.750%, 10/14/2030		$5,653	6,952
10.750%, 10/14/2030 (A)		68	84
8.950%, 03/26/2051 (A)		5,067	4,703
8.950%, 03/26/2051		200	186
8.750%, 03/11/2061 (A)		1,337	1,217
8.750%, 03/11/2061		309	281
8.627%, 06/16/2049 (A)		731	664
8.125%, 03/26/2032 (A)		951	901
7.875%, 03/26/2027 (A)		2,346	2,313
7.875%, 03/26/2027		200	197
7.875%, 02/11/2035 (A)		2,663	2,431
7.875%, 02/11/2035		2,252	2,056
7.625%, 05/16/2029		2,385	2,278
7.625%, 05/16/2029 (A)		471	450
6.375%, 02/11/2027 (A)		3,610	3,395
Kosmos Energy 7.125%, 04/04/2026 (A)		246	223
Tullow Oil 7.000%, 03/01/2025 (A)		1,051	599

			32,869

Guatemala — 0.2%
Comunicaciones Celulares Via Comcel Trust 6.875%, 02/06/2024 (A)		770	786
Guatemala Government Bond 6.125%, 06/01/2050		1,265	1,564
5.375%, 04/24/2032		839	984
4.900%, 06/01/2030		1,152	1,298

			4,632

Honduras — 0.1%
Honduras Government International Bond 6.250%, 01/19/2027		479	533
5.625%, 06/24/2030 (A)		1,005	1,100
5.625%, 06/24/2030		411	450

			2,083

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Hong Kong — 0.1%
NWD 4.125%, 07/18/2029		$1,026	$1,038

Hungary — 1.5%
Hungary Government Bond 6.750%, 10/22/2028	HUF	762,430	3,463
5.500%, 06/24/2025		1,431,510	5,728
3.000%, 06/26/2024		286,840	1,027
3.000%, 10/27/2027		1,913,780	6,920
3.000%, 08/21/2030		510,400	1,821
2.750%, 12/22/2026		1,473,290	5,256
2.500%, 10/24/2024		679,490	2,397
Hungary Government International Bond 6.375%, 03/29/2021		$3,554	3,668
1.750%, 06/05/2035		EUR366	460
Hungary Treasury Bills 0.000%, 10/21/2020 (C)	HUF	500,000	1,684

			32,424

India — 0.2%
Adani Electricity Mumbai 3.949%, 02/12/2030 (A)		$720	718
Export-Import Bank of India MTN 3.250%, 01/15/2030 (A)		1,630	1,660
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277%, 04/15/2169 (A)		307	309
Power Finance MTN 3.950%, 04/23/2030 (A)		786	777
Vedanta Holdings Mauritius II 13.000%, 08/21/2023 (A)		844	887

			4,351

Indonesia — 7.3%
Indonesia Asahan Aluminium Persero 6.757%, 11/15/2048		345	455
6.757%, 11/15/2048 (A)		322	425
6.530%, 11/15/2028 (A)		593	732
5.800%, 05/15/2050 (A)		3,460	4,217
5.710%, 11/15/2023 (A)		866	958
5.450%, 05/15/2030 (A)		1,450	1,697
4.750%, 05/15/2025 (A)		2,210	2,421
Indonesia Government International Bond 8.500%, 10/12/2035		3,353	5,447
8.500%, 10/12/2035		400	650
7.750%, 01/17/2038		3,240	5,109
5.250%, 01/08/2047 (A)		240	318
4.350%, 01/08/2027		610	701
3.500%, 01/11/2028		3,251	3,577
2.850%, 02/14/2030		2,184	2,303
1.400%, 10/30/2031	EUR	550	643

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.900%, 02/14/2027	EUR	585	$684
Indonesia Government International Bond
MTN 5.250%, 01/17/2042		$3,625	4,690
5.125%, 01/15/2045		280	361
4.625%, 04/15/2043		2,683	3,224
Indonesia Treasury Bond 9.000%, 03/15/2029	IDR	89,762,000	7,001
8.750%, 05/15/2031		80,101,000	6,158
8.375%, 03/15/2024		105,878,000	7,973
8.375%, 09/15/2026		23,567,000	1,805
8.375%, 03/15/2034		113,708,000	8,473
8.375%, 04/15/2039		124,136,000	9,164
8.250%, 05/15/2029		160,529,000	12,050
8.250%, 06/15/2032		19,060,000	1,410
8.250%, 05/15/2036		117,376,000	8,653
8.125%, 05/15/2024		132,030,000	9,882
7.500%, 08/15/2032		45,947,000	3,212
7.500%, 06/15/2035		30,724,000	2,129
7.500%, 05/15/2038		80,596,000	5,544
7.500%, 04/15/2040		36,503,000	2,530
7.000%, 05/15/2022		36,771,000	2,631
7.000%, 05/15/2027		77,421,000	5,500
7.000%, 09/15/2030		104,854,000	7,265
6.625%, 05/15/2033		36,763,000	2,400
6.500%, 06/15/2025		62,793,000	4,483
6.500%, 02/15/2031		3,460,000	234
6.125%, 05/15/2028		17,415,000	1,155
JPMorgan Chase Bank MTN (A) 8.375%, 04/19/2039		1,563,000	117
7.500%, 06/15/2035		28,592,000	1,981
Medco Bell Pte 6.375%, 01/30/2027 (A)		$626	589
Minejesa Capital BV 5.625%, 08/10/2037 (A)		118	125
Pertamina Persero MTN 6.450%, 05/30/2044		741	978
3.650%, 07/30/2029 (A)		1,375	1,464
Perusahaan Listrik Negara 1.875%, 11/05/2031 (A)	EUR	943	1,090
Perusahaan Listrik Negara MTN 6.150%, 05/21/2048 (A)		$1,015	1,332
6.150%, 05/21/2048		350	459
4.375%, 02/05/2050 (A)		355	375
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		3,433	3,878

			160,652

Iraq — 0.0%
Iraq Government International Bond 5.800%, 01/15/2028		1,035	970

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Israel — 0.6%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		$592	$597
Israel Government International Bond 4.500%, 04/03/2120		4,158	5,709
3.875%, 07/03/2050		4,049	4,828
Leviathan Bond (A) 6.750%, 06/30/2030		550	572
6.500%, 06/30/2027		1,359	1,416

			13,122

Ivory Coast — 0.6%
Ivory Coast Government International Bond 6.875%, 10/17/2040	EUR	2,011	2,298
6.625%, 03/22/2048		2,113	2,297
6.625%, 03/22/2048		333	362
5.875%, 10/17/2031		2,558	2,920
5.875%, 10/17/2031 (A)		2,776	3,168
5.750%, 12/31/2032		$1,536	1,501
5.750%, 12/31/2032		386	377
5.250%, 03/22/2030	EUR	173	196
5.125%, 06/15/2025		687	845

			13,964

Jamaica — 0.1%
Jamaica Government International Bond 7.875%, 07/28/2045		$1,001	1,313

Jordan — 0.2%
Jordan Government International Bond 7.375%, 10/10/2047 (A)		341	357
7.375%, 10/10/2047		267	279
5.850%, 07/07/2030 (A)		1,733	1,753
4.950%, 07/07/2025 (A)		1,960	1,960

			4,349

Kazakhstan — 1.3%
Development Bank of Kazakhstan 4.125%, 12/10/2022		880	927
Kazakhstan Government International Bond
MTN
6.500%, 07/21/2045		230	365
KazMunayGas National JSC 6.375%, 10/24/2048 (A)		1,057	1,425
5.750%, 04/19/2047 (A)		3,777	4,722
5.375%, 04/24/2030		1,605	1,923
5.375%, 04/24/2030 (A)		1,295	1,551
5.375%, 04/24/2030		3,414	4,090
4.750%, 04/24/2025 (A)		2,299	2,547
3.875%, 04/19/2022		3,406	3,525
KazTransGas JSC 4.375%, 09/26/2027 (A)		3,725	4,112

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 09/26/2027	$200	$221
Tengizchevroil Finance International (A)
3.250%, 08/15/2030	630	649
2.625%, 08/15/2025	3,158	3,209

		29,266

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048	2,501	2,514
8.250%, 02/28/2048 (A)	982	987
8.000%, 05/22/2032	1,548	1,587
7.000%, 05/22/2027	2,003	2,006
7.000%, 05/22/2027 (A)	910	911
6.875%, 06/24/2024	650	668
6.875%, 06/24/2024 (A)	569	585

		9,258

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027	894	1,011
2.750%, 03/20/2022	646	664
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (A)	250	301
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832%, 05/27/2169 (A)	693	683

		2,659

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034	6,312	948
8.200%, 05/17/2033	3,557	534
6.750%, 11/29/2027	1,500	240
6.650%, 04/22/2024	2,000	323
6.000%, 01/27/2023	738	119
Lebanon Government International Bond MTN
8.250%, 04/12/2021	1,415	254
7.000%, 03/20/2028	3,204	483
6.850%, 05/25/2029	522	84
6.600%, 11/27/2026	2,890	460
6.400%, 05/26/2023	1,000	160
6.100%, 10/04/2022	2,697	465
6.100%, 10/04/2022	1,143	197

		4,267

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028	507	530
6.000%, 07/15/2025	194	205

		735

Malaysia — 5.7%
1MDB Energy
5.990%, 05/11/2022	3,000	3,155

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1MDB Global Investments Ltd
4.400%, 03/09/2023		$3,800	$3,819
4.400%, 03/09/2023		10,100	10,150
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	301
4.935%, 09/30/2043		2,000	572
4.921%, 07/06/2048		3,873	1,128
4.893%, 06/08/2038		450	131
4.736%, 03/15/2046		1,052	297
4.392%, 04/15/2026		5,125	1,373
4.232%, 06/30/2031		2,000	541
4.181%, 07/15/2024		22	6
4.160%, 07/15/2021		2,242	549
4.065%, 06/15/2050		1,900	486
4.059%, 09/30/2024		17,428	4,504
4.048%, 09/30/2021		900	222
3.955%, 09/15/2025		33,311	8,693
3.906%, 07/15/2026		22,578	5,926
3.899%, 11/16/2027		3,000	788
3.885%, 08/15/2029		45,702	12,064
3.828%, 07/05/2034		38,493	9,971
3.800%, 08/17/2023		42,002	10,625
3.795%, 09/30/2022		4,800	1,200
3.757%, 04/20/2023		24,445	6,157
3.757%, 05/22/2040		1,100	275
3.733%, 06/15/2028		17,936	4,657
3.659%, 10/15/2020		36,980	8,898
3.620%, 11/30/2021		26,217	6,443
3.502%, 05/31/2027		2,325	599
3.480%, 03/15/2023		5,058	1,263
3.478%, 06/14/2024		10,543	2,660
3.418%, 08/15/2022		13,665	3,384
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	544
4.119%, 11/30/2034		6,809	1,811
4.070%, 09/30/2026		14,000	3,707
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,803	3,099
Petronas Capital MTN
4.550%, 04/21/2050 (A)		778	1,024
4.550%, 04/21/2050		200	263
3.500%, 04/21/2030 (A)		3,590	4,067
3.500%, 04/21/2030		200	227

			125,579

Mexico — 8.4%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,104
Axtel
6.375%, 11/14/2024 (A)		$704	736

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Mercantil del Norte (A)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168		$623	$628
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2168		798	797
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	176
Banco Nacional de Comercio Exterior SNC/ Cayman Islands
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,794	1,794
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		563	635
Cemex (A)
7.375%, 06/05/2027		782	848
5.450%, 11/19/2029		1,000	1,028
Cometa Energia
6.375%, 04/24/2035 (A)		756	815
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,328
5.750%, 02/14/2042 (A)		$570	638
4.750%, 02/23/2027 (A)		684	736
Industrias Penoles
5.650%, 09/12/2049 (A)		491	579
Mexican Bonos
10.000%, 12/05/2024	MXN	319,608	17,374
8.500%, 05/31/2029		95,416	5,150
8.500%, 11/18/2038		125,958	6,808
8.000%, 11/07/2047		88,721	4,523
7.750%, 05/29/2031		148,122	7,648
7.750%, 11/23/2034		55,121	2,838
7.750%, 11/13/2042		112,118	5,601
7.500%, 06/03/2027		276,762	14,027
6.500%, 06/09/2022		186,400	8,799
5.750%, 03/05/2026		75,293	3,520
5.750%, 03/05/2026		6,037	282
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	6,646
Mexican Udibonos
4.000%, 11/15/2040		50,288	2,639
4.000%, 11/03/2050		53,494	2,911
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	925
Mexico Government International Bond
5.000%, 04/27/2051		796	918
4.750%, 04/27/2032		7,737	8,867

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.500%, 04/22/2029		$4,370	$4,927
4.500%, 01/31/2050		1,224	1,341
Mexico Government International Bond MTN
6.050%, 01/11/2040		1,188	1,530
5.750%, 10/12/2110		2,660	3,236
Minera Mexico
4.500%, 01/26/2050 (A)		870	947
Petroleos Mexicanos
9.500%, 09/15/2027		215	226
7.690%, 01/23/2050 (A)		13,107	11,764
7.690%, 01/23/2050		312	280
7.470%, 11/12/2026	MXN	260,354	9,316
7.190%, 09/12/2024		150,856	5,971
6.950%, 01/28/2060		$5,482	4,563
6.950%, 01/28/2060 (A)		4,469	3,720
6.840%, 01/23/2030		4,598	4,432
6.840%, 01/23/2030 (A)		534	515
6.625%, 06/15/2035		7,384	6,521
6.500%, 01/23/2029		1,467	1,406
6.500%, 01/23/2029 (A)		1,111	1,065
6.490%, 01/23/2027 (A)		515	507
5.950%, 01/28/2031		1,757	1,587
5.950%, 01/28/2031 (A)		2,041	1,844
5.625%, 01/23/2046		577	449
5.350%, 02/12/2028 (A)		1,626	1,480
4.500%, 01/23/2026		1,999	1,869
Petroleos Mexicanos MTN
6.875%, 08/04/2026		568	580
6.750%, 09/21/2047		440	367
6.750%, 09/21/2047		238	199

			182,960

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,206
Mongolia Government International Bond
5.625%, 05/01/2023		2,174	2,245
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,696	3,026
5.125%, 12/05/2022		680	692

			7,169

Morocco — 0.1%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	842	980

Mozambique — 0.2%
Mozambique International Bond
5.000%, 09/15/2031 (A)		$4,200	3,570

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Namibia — 0.0%
Namibia International Bond
5.250%, 10/29/2025	$500	$508

Nigeria — 0.7%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)	399	419
Nigeria Government International Bond
9.248%, 01/21/2049	524	561
8.747%, 01/21/2031	3,542	3,808
8.747%, 01/21/2031 (A)	423	455
7.875%, 02/16/2032	2,352	2,377
7.875%, 02/16/2032 (A)	1,083	1,094
7.696%, 02/23/2038	2,008	1,949
7.696%, 02/23/2038 (A)	852	827
7.143%, 02/23/2030	1,065	1,073
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)	895	850
6.500%, 11/28/2027 (A)	2,134	2,116
6.500%, 11/28/2027	70	69

		15,598

Oman — 0.9%
Oman Government International Bond
6.750%, 01/17/2048	11,547	10,379
6.750%, 01/17/2048 (A)	1,432	1,287
6.500%, 03/08/2047 (A)	777	689
5.625%, 01/17/2028 (A)	2,153	2,099
4.750%, 06/15/2026	1,402	1,325
3.625%, 06/15/2021	1,296	1,288
Oman Government International Bond MTN (A)
6.000%, 08/01/2029	431	421
4.875%, 02/01/2025	1,501	1,475

		18,963

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)	335	370
7.875%, 03/31/2036	285	296
6.875%, 12/05/2027 (A)	2,944	3,062
6.875%, 12/05/2027	503	523
Third Pakistan International Sukuk
5.500%, 10/13/2021	1,345	1,358

		5,609

Panama — 1.0%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)	942	1,051
5.625%, 05/18/2036	1,481	1,651
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	1,055	1,098
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	1,160	1,171

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cable Onda
4.500%, 01/30/2030 (A)		$227	$244
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	1,028
Panama Government International Bond
9.375%, 04/01/2029		1,120	1,741
8.125%, 04/28/2034		699	1,041
4.500%, 04/16/2050		118	152
4.500%, 04/01/2056		5,993	7,782
4.000%, 09/22/2024		1,800	1,980
3.750%, 03/16/2025		2,356	2,592
3.160%, 01/23/2030		738	804

			22,335

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		2,940	2,977
8.375%, 10/04/2028		1,388	1,405

			4,382

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		1,150	1,534
5.400%, 03/30/2050		734	924
4.950%, 04/28/2031		1,286	1,486

			3,944

Peru — 3.3%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		319	416
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,716
Inkia Energy
5.875%, 11/09/2027 (A)		$487	515
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		875	908
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,268
Peru Government Bond
6.900%, 08/12/2037	PEN	4,088	1,400
6.150%, 08/12/2032		21,502	7,153
5.940%, 02/12/2029		1,654	556
5.350%, 08/12/2040		959	274
Peruvian Government International Bond
8.200%, 08/12/2026		8,353	3,131
8.200%, 08/12/2026		10,117	3,793
6.950%, 08/12/2031		45,278	16,074
6.950%, 08/12/2031		724	257
6.900%, 08/12/2037		9,203	3,151
6.850%, 02/12/2042		882	294
6.350%, 08/12/2028		5,599	1,930
5.700%, 08/12/2024 (A)		6,317	2,087
5.625%, 11/18/2050		$895	1,480

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.400%, 08/12/2034	PEN	6,215	$1,894
5.350%, 08/12/2040		9,743	2,788
2.844%, 06/20/2030		$2,613	2,870
2.783%, 01/23/2031		2,925	3,187
2.392%, 01/23/2026		2,279	2,398
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,944
5.625%, 06/19/2047 (A)		539	658
4.750%, 06/19/2032 (A)		1,695	1,903
4.750%, 06/19/2032		3,089	3,468

			72,513

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		247	250
3.900%, 11/26/2022	PHP	52,000	1,090
3.750%, 01/14/2029		$3,988	4,593
2.457%, 05/05/2030		2,380	2,541

			8,474

Poland — 2.7%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	577
3.250%, 07/25/2025		12,081	3,690
2.750%, 04/25/2028		24,978	7,548
2.750%, 10/25/2029		34,159	10,435
2.500%, 01/25/2023		19,697	5,665
2.500%, 04/25/2024		10,365	3,032
2.500%, 07/25/2026		47,889	14,163
2.500%, 07/25/2027		22,499	6,681
2.250%, 04/25/2022		13,392	3,779
Poland Government International Bond
5.000%, 03/23/2022		$3,975	4,257

			59,827

Qatar — 1.3%
Qatar Government International Bond
5.103%, 04/23/2048		1,683	2,382
5.103%, 04/23/2048 (A)		1,287	1,822
4.817%, 03/14/2049 (A)		1,067	1,459
4.817%, 03/14/2049		4,988	6,821
4.400%, 04/16/2050 (A)		939	1,219
4.400%, 04/16/2050		829	1,076
4.000%, 03/14/2029 (A)		2,588	3,027
4.000%, 03/14/2029		1,343	1,570
3.750%, 04/16/2030 (A)		6,497	7,565
3.750%, 04/16/2030		771	898
3.400%, 04/16/2025		993	1,089

			28,928

Romania — 1.6%
Government of Romania
5.850%, 04/26/2023	RON	11,220	2,952

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Romania Government Bond
5.000%, 02/12/2029	RON	11,435	$3,046
4.850%, 04/22/2026		9,885	2,591
4.500%, 06/17/2024		11,330	2,902
4.400%, 09/25/2023		970	247
4.250%, 06/28/2023		3,930	996
4.000%, 10/27/2021		14,745	3,687
Romanian Government International Bond
5.125%, 06/15/2048		$1,294	1,532
4.000%, 02/14/2051 (A)		1,926	1,938
3.000%, 02/14/2031 (A)		4,370	4,384
Romanian Government International Bond MTN
4.625%, 04/03/2049	EUR	737	1,025
4.125%, 03/11/2039		2,571	3,395
3.375%, 02/08/2038		1,170	1,440
3.375%, 01/28/2050		2,537	2,987
3.375%, 01/28/2050 (A)		672	791
2.124%, 07/16/2031		166	191
2.000%, 01/28/2032		1,676	1,890

			35,994

Russia — 6.1%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	4,100
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	1,378
4.650%, 03/10/2027		797	799
GTLK Europe DAC
5.950%, 07/19/2021		340	348
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,287
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	2,843
8.150%, 02/03/2027		1,059,693	16,352
7.950%, 10/07/2026		1,120,523	17,077
7.750%, 09/16/2026		56,262	850
7.700%, 03/23/2033		627,482	9,565
7.700%, 03/16/2039		71,598	1,115
7.650%, 04/10/2030		52,216	789
7.250%, 05/10/2034		354,547	5,218
7.100%, 10/16/2024		246,968	3,586
7.050%, 01/19/2028		1,434,428	20,909
7.000%, 08/16/2023		334,052	4,797
6.900%, 05/23/2029		463,321	6,684
6.000%, 10/06/2027		95,220	1,310
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$3	3
5.875%, 09/16/2043		5,400	7,627
5.625%, 04/04/2042		2,200	2,988
5.625%, 04/04/2042		1,600	2,173
5.100%, 03/28/2035		4,200	5,223

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 09/16/2023		$600	$661
4.375%, 03/21/2029		9,800	11,254
4.250%, 06/23/2027		800	904
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,149
Serbia International Bond
3.125%, 05/15/2027	EUR	451	576
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		$600	722
6.800%, 11/22/2025		240	289

			132,576

Saudi Arabia — 1.2%
Saudi Arabian Oil MTN
4.250%, 04/16/2039		4,690	5,462
4.250%, 04/16/2039 (A)		415	484
Saudi Government International Bond
5.250%, 01/16/2050		1,240	1,682
5.250%, 01/16/2050 (A)		75	102
Saudi Government International Bond MTN
5.000%, 04/17/2049		435	567
5.000%, 04/17/2049 (A)		243	317
4.500%, 10/26/2046		2,771	3,350
4.500%, 10/26/2046 (A)		2,016	2,437
4.500%, 04/22/2060 (A)		2,513	3,127
3.250%, 10/22/2030 (A)		5,123	5,547
3.250%, 10/22/2030		403	436
2.750%, 02/03/2032		1,702	1,768
2.750%, 02/03/2032 (A)		1,237	1,285

			26,564

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		380	378
6.250%, 07/30/2024		1,080	1,137

			1,515

Serbia — 0.8%
Serbia International Bond
7.250%, 09/28/2021		630	669
7.250%, 09/28/2021		200	212
1.500%, 06/26/2029	EUR	3,758	4,339
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	250,390	2,976
4.500%, 01/11/2026		310,300	3,412
4.500%, 08/20/2032		236,320	2,535
3.750%, 01/17/2022		258,060	2,683

			16,826

South Africa — 4.4%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		$2,642	2,478
7.125%, 02/11/2025		1,220	1,144
5.750%, 01/26/2021 (A)		2,475	2,419

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 01/26/2021		$1,140	$1,114
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		634	609
7.500%, 09/15/2033	ZAR	52,500	2,222
6.750%, 08/06/2023		$3,067	2,921
6.750%, 08/06/2023 (A)		1,503	1,432
6.350%, 08/10/2028 (A)		456	467
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		699	711
Republic of South Africa Government International Bond
5.750%, 09/30/2049		6,813	6,090
4.850%, 09/30/2029		2,523	2,459
SASOL Financing USA LLC
5.875%, 03/27/2024		661	655
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	272,949	18,522
9.000%, 01/31/2040		79,700	3,818
8.875%, 02/28/2035		71,187	3,592
8.750%, 01/31/2044		134,152	6,185
8.750%, 02/28/2048		254,910	11,694
8.500%, 01/31/2037		148,135	6,987
8.250%, 03/31/2032		5,050	259
8.000%, 01/31/2030		80,160	4,357
7.750%, 02/28/2023		11,389	721
7.000%, 02/28/2031		117,754	5,708
6.500%, 02/28/2041		27,919	1,045
6.300%, 06/22/2048		$2,533	2,444
6.250%, 03/31/2036	ZAR	96,771	3,778
5.875%, 09/16/2025		$326	352
5.875%, 06/22/2030		199	208
5.650%, 09/27/2047		284	254
5.000%, 10/12/2046		475	399
4.850%, 09/27/2027		690	693
4.300%, 10/12/2028		456	438
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	518

			96,693

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	2,509
Korea International Bond		$1,002	1,108
2.500%, 06/19/2029		$1,002	1,108
2.000%, 06/19/2024		1,574	1,647

			5,264

Spain — 0.1%
AI Candelaria Spain SLU 7.500%, 12/15/2028 (A)		1,825	2,003

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Sri Lanka — 1.1%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$2,219	$1,842
7.550%, 03/28/2030		2,273	1,864
6.850%, 03/14/2024		1,445	1,283
6.825%, 07/18/2026 (A)		1,612	1,366
6.825%, 07/18/2026		800	678
6.750%, 04/18/2028		2,069	1,681
6.750%, 04/18/2028 (A)		7,829	6,361
6.350%, 06/28/2024		2,006	1,770
6.250%, 07/27/2021		2,202	2,086
6.200%, 05/11/2027		1,794	1,458
5.875%, 07/25/2022 (A)		628	572
5.750%, 04/18/2023 (A)		1,952	1,742
5.750%, 04/18/2023		1,467	1,309

			24,012

Supranational — 0.4%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	561
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		1,274	1,366
4.700%, 10/22/2031		934	985
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	753
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,311

			8,976

Thailand — 2.5%
Government of Thailand
1.250%, 03/12/2028	THB	559	17
Thailand Government Bond
5.670%, 03/13/2028		3,000	127
4.875%, 06/22/2029		15,000	621
3.775%, 06/25/2032		316,175	12,502
3.650%, 06/20/2031		103,000	3,978
3.625%, 06/16/2023		34,000	1,183
3.400%, 06/17/2036		296,187	11,550
3.300%, 06/17/2038		136,313	5,198
2.875%, 12/17/2028		134,998	4,865
2.875%, 06/17/2046		4,865	179
2.400%, 12/17/2023		167,000	5,665
2.125%, 12/17/2026		25,000	854
1.600%, 12/17/2029		58,858	1,916
1.600%, 06/17/2035		51,336	1,627
1.585%, 12/17/2035		28,023	892
1.450%, 12/17/2024		124,000	4,086

			55,260

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Trinidad & Tobago — 0.2%
Trinidad & Tobago Government International Bond
4.500%, 06/26/2030 (A)		$2,196	$2,200
4.375%, 01/16/2024		1,024	1,052

			3,252

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
8.250%, 09/19/2027		463	441
6.375%, 07/15/2026	EUR	2,262	2,517
5.750%, 01/30/2025		$548	511
5.625%, 02/17/2024	EUR	2,510	2,818

			6,287

Turkey — 2.3%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		$327	333
6.125%, 05/03/2024		831	795
5.375%, 10/24/2023		1,487	1,402
5.000%, 09/23/2021		674	667
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,204
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,936	2,925
QNB Finansbank
6.875%, 09/07/2024 (A)		898	916
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		561	545
4.750%, 04/29/2021		756	750
Turkey Government Bond
16.200%, 06/14/2023	TRY	10,974	1,588
12.200%, 01/18/2023		9,043	1,206
11.000%, 03/02/2022		6,593	872
10.700%, 08/17/2022		30,802	3,999
10.600%, 02/11/2026		15,133	1,851
3.000%, 08/02/2023		14,137	1,957
Turkey Government International Bond
7.625%, 04/26/2029		$573	596
7.250%, 12/23/2023		3,874	4,029
6.875%, 03/17/2036		2,737	2,635
6.350%, 08/10/2024		517	518
6.125%, 10/24/2028		4,785	4,618
6.000%, 01/14/2041		1,091	941
5.750%, 03/22/2024		3,831	3,774
5.750%, 05/11/2047		1,154	941
5.600%, 11/14/2024		1,100	1,073
4.875%, 10/09/2026		847	778
4.875%, 04/16/2043		8,214	6,372
4.250%, 04/14/2026		699	634

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkiye Garanti Bankasi 6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		$998	$902
Turkiye Sise ve Cam Fabrikalari AS 6.950%, 03/14/2026		725	742
Yapi ve Kredi Bankasi MTN 5.850%, 06/21/2024 (A)		632	597

			50,160

Ukraine — 2.4%
Government of Ukraine 7.750%, 09/01/2023		459	488
NAK Naftogaz Ukraine via Kondor Finance 7.625%, 11/08/2026 (A)		1,334	1,304
7.125%, 07/19/2024	EUR	970	1,138
Ukraine Government Bond 17.000%, 05/11/2022	UAH	99,987	3,907
16.000%, 08/11/2021		190,780	7,252
15.840%, 02/26/2025		92,615	3,795
Ukraine Government International Bond 15.700%, 01/20/2021 (A)		65,000	2,411
9.750%, 11/01/2028		$3,900	4,457
8.994%, 02/01/2024		1,524	1,658
7.750%, 09/01/2020		797	797
7.750%, 09/01/2021		1,837	1,901
7.750%, 09/01/2022		549	576
7.750%, 09/01/2025 (A)		1,016	1,071
7.750%, 09/01/2025		314	331
7.750%, 09/01/2026		1,950	2,057
7.750%, 09/01/2026 (A)		3,335	3,518
7.750%, 09/01/2027		924	974
7.375%, 09/25/2032		3,414	3,456
7.375%, 09/25/2032 (A)		202	205
7.253%, 03/15/2033		636	635
7.253%, 03/15/2033 (A)		2,823	2,818
6.750%, 06/20/2026	EUR	1,790	2,162
6.750%, 06/20/2026 (A)		1,113	1,345
4.375%, 01/27/2030 (A)		592	609
3.235%, 05/31/2040 (A)(D)		$3,182	3,030
Ukreximbank Via Biz Finance 9.625%, 04/27/2022 (A)		737	755

			52,650

United Arab Emirates — 2.1%
Abu Dhabi Crude Oil Pipeline LLC (A) 4.600%, 11/02/2047		3,870	4,721
3.650%, 11/02/2029		3,054	3,478
Abu Dhabi Government International Bond 4.125%, 10/11/2047 (A)		369	466
3.125%, 09/30/2049 (A)		4,955	5,327
3.125%, 09/30/2049		1,765	1,897

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		$628	$764
3.875%, 04/16/2050 (A)		624	759
3.125%, 04/16/2030		765	856
2.700%, 09/02/2070		942	933
2.700%, 09/02/2070 (A)		4,500	4,455
2.500%, 04/16/2025 (A)		4,918	5,213
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		2,301	2,558
DP World MTN (A) 6.850%, 07/02/2037		557	711
5.625%, 09/25/2048		1,459	1,722
4.700%, 09/30/2049		215	225
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		670	779
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		3,185	3,407
4.000%, 07/28/2050		930	995
MDGH - GMTN BV MTN (A) 4.500%, 11/07/2028		1,869	2,251
3.700%, 11/07/2049		970	1,067
2.875%, 11/07/2029		1,218	1,311
Sharjah Sukuk Program MTN 3.854%, 04/03/2026		1,037	1,131

			45,026

United Kingdom — 0.3%
Standard Chartered Bank MTN 8.250%, 05/18/2029 (A)	IDR	88,081,000	6,612

United States — 0.4%
JPMorgan Chase Bank MTN 7.000%, 09/18/2030 (A)(D)		117,660,000	8,152

Uruguay — 0.8%
Uruguay Government International Bond 9.875%, 06/20/2022	UYU	56,183	1,353
8.500%, 03/15/2028		11,391	269
5.100%, 06/18/2050		$880	1,213
4.975%, 04/20/2055		646	885
4.375%, 10/27/2027		3,426	3,986
4.375%, 01/23/2031		7,831	9,377

			17,083

Uzbekistan — 0.1%
Uzbekistan Government Bond MTN 5.375%, 02/20/2029		1,159	1,303
4.750%, 02/20/2024		531	561

			1,864

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Venezuela — 0.1%
Petroleos de Venezuela 9.750%, 05/17/2035 (E)	$3,202	$80
6.000%, 05/16/2024 (E)	16,821	421
6.000%, 05/16/2024 (E)	7,900	197
6.000%, 05/16/2024 (E)	1,777	44
6.000%, 11/15/2026 (E)	24,577	614
5.500%, 04/12/2037 (E)	1,620	40
5.375%, 04/12/2027 (E)	7,825	196
Venezuela Government International Bond 9.250%, 09/15/2027 (E)	3,400	238
9.250%, 05/07/2028 (E)	4,965	348
8.250%, 10/13/2024 (E)	4,151	291
7.750%, 10/13/2019 (E)	7,816	547

		3,016

Vietnam — 0.0%
Mong Duong Finance Holdings BV 5.125%, 05/07/2029 (A)	939	945

Zambia — 0.1%
First Quantum Minerals 6.875%, 03/01/2026 (A)	531	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Zambia Government International Bond (A) 8.500%, 04/14/2024	$1,489	$773
5.375%, 09/20/2022	1,570	821

		2,125

Total Global Bonds
(Cost $2,094,637) ($ Thousands)		2,067,875

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bills 0.160%, 05/20/2021 (C)	13,865	13,854

Total U.S. Treasury Obligation (Cost $13,855) ($ Thousands)		13,854

Total Investments in Securities — 95.1% (Cost $2,108,492) ($ Thousands)		$2,081,729

	Contracts

PURCHASED OPTION* — 0.0%

Total Purchased Option(F) (Cost $376) ($ Thousands)	36,109,900	$–

A list of the open options contracts held by the Fund at August 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options
September 2020, USD Call HKD Put*	36,109,900	$376	$7.85	9/19/2020	$–

Total Purchased Option		$376			$–

† Represents Cost

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-BUND	(102)	Sep-2020	$(19,963)	$(21,416)	$(82)
Euro-BUXL	(24)	Sep-2020	(5,805)	(6,226)	(45)
R023 Bond Future	851	Nov-2020	5,573	5,441	45
R186 Bond Future	1,937	Nov-2020	13,929	13,541	53
R2032 Bond Future	877	Nov-2020	4,684	4,507	(30)
R2035 Bond Future	1,890	Nov-2020	10,046	9,619	(110)
R2037 Bond Future	515	Nov-2020	2,593	2,480	(31)
R208 Bond Future	95	Nov-2020	592	572	(1)
R213 Bond Future	417	Nov-2020	2,123	2,039	(17)
U.S. 10-Year Treasury Note	(21)	Dec-2020	(2,925)	(2,924)	1
U.S. 10-Year Treasury Note	143	Dec-2020	19,902	19,913	11
U.S. Long Treasury Bond	(28)	Dec-2020	(4,973)	(4,920)	53
U.S. Ultra Long Treasury Bond	68	Dec-2020	15,190	15,021	(168)

			$40,966	$37,647	$(321)

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/16/20	USD	227	RON	980	$15
Barclays PLC	09/16/20	USD	1,614	RUB	115,744	(53)
Barclays PLC	09/16/20	USD	2,100	PLN	8,020	86
Barclays PLC	09/16/20	TWD	281,994	USD	9,631	15
Barclays PLC	09/16/20	KRW	8,039,299	USD	6,703	(69)
Citigroup	12/02/20	USD	1,156	BRL	6,364	1
Citigroup	09/02/20 - 10/02/20	USD	3,817	BRL	20,082	(158)
Citigroup	09/02/20	BRL	19,758	USD	3,860	258
Citigroup	09/02/20	BRL	17,391	USD	3,159	(11)
Citigroup	09/03/20 - 10/05/20	USD	5,745	EUR	4,917	136
Citigroup	09/03/20 - 10/05/20	EUR	35,053	USD	40,750	(1,178)
Citigroup	09/04/20 - 11/04/20	EUR	10,359	RON	50,421	55
Citigroup	09/04/20	RON	14,734	EUR	3,041	(5)
Citigroup	12/02/20	KRW	369,104	USD	312	1
Citigroup	09/04/20	KRW	369,104	USD	308	(2)
Citigroup	09/11/20 - 09/16/20	USD	2,498	THB	78,172	13
Citigroup	09/11/20 - 09/22/20	HUF	2,132,127	EUR	6,146	166
Citigroup	09/16/20	USD	92	RON	391	5
Citigroup	09/16/20	USD	1,959	PEN	6,966	6
Citigroup	09/16/20	USD	4,609	CLP	3,635,930	80
Citigroup	09/16/20	TRY	6,307	USD	890	36
Citigroup	09/16/20	USD	11,058	CZK	260,577	805
Citigroup	09/16/20	USD	10,253	HUF	3,199,222	530
Citigroup	09/22/20	USD	3,408	HUF	1,010,557	(2)
Citigroup	09/16/20 - 11/27/20	USD	16,223	CNY	112,731	160
Citigroup	09/16/20 - 11/06/20	USD	14,626	ZAR	256,096	449
Citigroup	11/06/20	USD	1,755	ZAR	29,588	(21)
Citigroup	10/07/20	USD	471	RUB	35,135	2
Citigroup	09/16/20 - 10/07/20	USD	21,820	RUB	1,593,644	(352)
Citigroup	09/16/20 - 11/27/20	USD	25,614	INR	1,924,025	524
Citigroup	09/16/20 - 09/24/20	PLN	59,980	USD	15,471	(883)
Citigroup	09/16/20	PEN	60,903	USD	17,618	439
Citigroup	09/16/20	TWD	343,509	USD	11,768	54
Citigroup	10/07/20	RUB	107,473	USD	1,473	27
Citigroup	09/16/20	RUB	364,095	USD	4,882	(28)
Citigroup	09/16/20 - 09/21/20	PHP	508,242	USD	10,094	(390)
Citigroup	09/16/20 - 09/18/20	INR	1,006,033	USD	13,129	(547)
Citigroup	09/16/20	CLP	2,119,496	USD	2,657	(76)
Citigroup	09/16/20	HUF	2,494,899	USD	8,122	(287)
Citigroup	09/16/20	COP	1,622,149	USD	433	1
Citigroup	09/16/20	COP	25,887,117	USD	6,765	(133)
Citigroup	09/17/20 - 11/06/20	USD	22,248	MXN	505,594	788
Citigroup	09/17/20 - 11/06/20	MXN	39,552	USD	1,770	(27)
Citigroup	09/18/20	EUR	580	PLN	2,597	14
Citigroup	09/18/20	PLN	4,609	EUR	1,044	(8)
Citigroup	09/22/20	EUR	400	HUF	139,762	(7)
Citigroup	09/23/20	USD	803	UGX	2,968,746	4
Citigroup	09/24/20	USD	3,511	PLN	13,453	157
Citigroup	10/21/20	UAH	—	USD	—	—

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/29/20 - 11/05/20	UAH	431,271	USD	15,119	$(5,177)
Citigroup	11/06/20	ZAR	28,105	USD	1,640	(8)
Citigroup	11/19/20 - 01/27/21	EGP	50,402	USD	2,952	(165)
Citigroup	11/27/20	IDR	36,852,740	USD	2,484	(27)
Citigroup	12/07/20	USD	521	UYU	21,270	(30)
Citigroup	01/28/21	NGN	733,748	USD	1,728	(10)
Deutsche Bank	10/05/20	EUR	19,489	USD	22,035	(1,287)
Goldman Sachs	12/02/20	USD	15,720	BRL	87,944	268
Goldman Sachs	09/02/20	USD	10,328	BRL	55,185	(269)
Goldman Sachs	09/02/20	BRL	11,337	USD	2,151	85
Goldman Sachs	09/02/20 - 10/02/20	BRL	57,928	USD	10,421	(137)
Goldman Sachs	09/03/20	USD	11,757	EUR	10,014	220
Goldman Sachs	09/03/20 - 09/16/20	IDR	26,038,495	USD	1,779	(8)
Goldman Sachs	09/11/20	USD	578	THB	18,285	10
Goldman Sachs	09/11/20 - 09/16/20	USD	18,356	THB	567,143	(132)
Goldman Sachs	09/16/20	USD	1,082	PEN	3,885	14
Goldman Sachs	09/16/20	USD	1,960	PEN	6,895	(15)
Goldman Sachs	09/16/20	USD	1,532	ZAR	26,448	27
Goldman Sachs	09/16/20	USD	1,937	ZAR	32,840	(1)
Goldman Sachs	09/16/20	PLN	3,718	USD	943	(70)
Goldman Sachs	09/16/20 - 12/16/20	USD	4,998	TRY	38,797	103
Goldman Sachs	09/16/20	USD	5,048	CZK	118,667	354
Goldman Sachs	09/16/20	USD	5,719	KRW	6,843,467	45
Goldman Sachs	10/07/20	USD	3,598	RUB	271,221	52
Goldman Sachs	09/16/20 - 10/07/20	USD	3,602	RUB	262,048	(73)
Goldman Sachs	09/16/20	USD	13,179	PLN	51,813	948
Goldman Sachs	09/16/20	USD	12,772	CLP	10,017,879	146
Goldman Sachs	09/16/20	USD	2,156	CLP	1,658,882	(17)
Goldman Sachs	09/16/20	PEN	18,632	USD	5,404	148
Goldman Sachs	09/16/20	PEN	2,589	USD	730	—
Goldman Sachs	09/16/20	SGD	21,937	USD	15,804	(333)
Goldman Sachs	09/16/20	USD	28,389	CNY	201,644	1,008
Goldman Sachs	09/16/20 - 11/06/20	ZAR	86,551	USD	5,208	132
Goldman Sachs	09/16/20	ZAR	27,439	USD	1,608	(10)
Goldman Sachs	10/07/20	RUB	80,998	USD	1,091	1
Goldman Sachs	09/16/20	RUB	144,052	USD	1,934	(8)
Goldman Sachs	09/16/20	KRW	2,788,062	USD	2,332	(16)
Goldman Sachs	09/16/20	CLP	2,465,058	USD	3,179	1
Goldman Sachs	09/16/20	CLP	4,288,526	USD	5,453	(77)
Goldman Sachs	09/16/20	COP	52,424,526	USD	13,913	(57)
Goldman Sachs	09/17/20	MXN	50,375	USD	2,254	(44)
Goldman Sachs	09/18/20	EUR	1,424	PLN	6,314	18
Goldman Sachs	10/26/20	USD	3,415	IDR	51,034,960	76
Goldman Sachs	11/05/20	TRY	33,878	USD	4,769	265
Goldman Sachs	11/05/20	TRY	11,578	USD	1,527	(13)
Goldman Sachs	11/06/20	USD	11,833	MXN	265,494	202
Goldman Sachs	11/19/20 - 01/21/21	EGP	88,798	USD	5,311	(156)
JPMorgan Chase Bank	09/02/20	USD	734	BRL	3,936	(16)
JPMorgan Chase Bank	09/02/20 - 09/24/20	BRL	39,108	USD	7,396	270
JPMorgan Chase Bank	09/24/20	BRL	2,416	USD	440	—

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/03/20	USD	1,613	INR	122,913	$57
JPMorgan Chase Bank	09/03/20	USD	3,365	IDR	49,303,135	21
JPMorgan Chase Bank	09/03/20 - 12/15/20	EUR	23,486	USD	27,921	(217)
JPMorgan Chase Bank	09/03/20	IDR	18,326,433	USD	1,225	(34)
JPMorgan Chase Bank	09/08/20 - 11/27/20	USD	12,309	CNY	85,586	133
JPMorgan Chase Bank	09/08/20	KRW	4,125,184	USD	3,470	(4)
JPMorgan Chase Bank	09/11/20	USD	50	THB	1,534	—
JPMorgan Chase Bank	09/11/20 - 09/22/20	EUR	6,397	HUF	2,262,762	(26)
JPMorgan Chase Bank	09/11/20	THB	14,555	USD	472	4
JPMorgan Chase Bank	09/11/20	THB	38,356	USD	1,231	(1)
JPMorgan Chase Bank	09/16/20	USD	743	COP	2,729,325	(16)
JPMorgan Chase Bank	09/16/20	USD	927	ZAR	16,065	20
JPMorgan Chase Bank	09/16/20	USD	1,325	CLP	1,008,478	(24)
JPMorgan Chase Bank	09/16/20 - 09/21/20	USD	2,128	RUB	157,187	(9)
JPMorgan Chase Bank	09/16/20	USD	1,076	PEN	3,836	7
JPMorgan Chase Bank	09/16/20	USD	2,798	PEN	9,859	(17)
JPMorgan Chase Bank	09/16/20	CLP	1,050,804	USD	1,364	9
JPMorgan Chase Bank	09/16/20	COP	6,560,950	USD	1,752	3
JPMorgan Chase Bank	09/16/20	KRW	6,791,526	USD	5,691	(30)
JPMorgan Chase Bank	09/17/20	USD	150	CZK	3,521	10
JPMorgan Chase Bank	09/17/20 - 09/24/20	USD	308	PEN	1,096	1
JPMorgan Chase Bank	09/17/20	USD	736	PHP	36,144	9
JPMorgan Chase Bank	09/17/20	USD	2,428	THB	75,798	7
JPMorgan Chase Bank	09/17/20	USD	6,195	HUF	1,878,242	135
JPMorgan Chase Bank	09/17/20	USD	72	HUF	21,190	—
JPMorgan Chase Bank	09/17/20 - 09/24/20	USD	9,031	CLP	7,149,188	188
JPMorgan Chase Bank	09/17/20	HUF	22,710	USD	77	1
JPMorgan Chase Bank	09/17/20 - 09/21/20	RUB	378,190	USD	5,131	33
JPMorgan Chase Bank	09/18/20	USD	1,470	COP	5,580,773	17
JPMorgan Chase Bank	09/18/20	EUR	2,072	PLN	9,143	14
JPMorgan Chase Bank	09/18/20	PLN	12,717	USD	3,274	(193)
JPMorgan Chase Bank	09/18/20	COP	19,651,327	USD	5,212	(25)
JPMorgan Chase Bank	09/18/20 - 09/29/20	IDR	298,239,227	USD	20,026	(432)
JPMorgan Chase Bank	09/21/20	TRY	457	USD	61	(1)
JPMorgan Chase Bank	09/21/20	USD	5,217	TRY	38,890	43
JPMorgan Chase Bank	09/24/20 - 09/30/20	USD	9,967	BRL	56,017	236
JPMorgan Chase Bank	09/21/20	USD	358	BRL	1,952	(3)
JPMorgan Chase Bank	09/21/20 - 09/24/20	PEN	17,850	USD	4,990	(46)
JPMorgan Chase Bank	09/24/20	USD	610	IDR	9,024,780	9
JPMorgan Chase Bank	09/24/20	CLP	85,521	USD	107	(4)
JPMorgan Chase Bank	09/24/20 - 11/27/20	INR	478,374	USD	6,409	(78)
JPMorgan Chase Bank	09/28/20	USD	1,390	MYR	5,806	4
JPMorgan Chase Bank	09/28/20	MYR	26,448	USD	6,306	(47)
JPMorgan Chase Bank	10/07/20	RUB	79,401	USD	1,068	—
JPMorgan Chase Bank	10/19/20	USD	240	UYU	9,000	(30)
JPMorgan Chase Bank	10/22/20 - 11/19/20	USD	7,140	ZAR	125,300	199
JPMorgan Chase Bank	10/22/20	ZAR	186,510	USD	11,181	228
JPMorgan Chase Bank	10/22/20 - 11/19/20	ZAR	11,951	USD	681	(20)
JPMorgan Chase Bank	11/06/20 - 11/20/20	USD	4,145	MXN	93,880	110
JPMorgan Chase Bank	11/06/20	MXN	7,616	USD	346	1

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/20/20	MXN	73,338	USD	3,286	$(33)
JPMorgan Chase Bank	11/10/20	EUR	4,499	CZK	118,661	18
JPMorgan Chase Bank	11/10/20	CZK	44,276	EUR	1,685	1
JPMorgan Chase Bank	11/20/20	RON	294	USD	72	(1)
JPMorgan Chase Bank	11/20/20	PLN	416	USD	112	(2)
JPMorgan Chase Bank	11/20/20	USD	5,990	RON	24,719	97
JPMorgan Chase Bank	11/20/20	USD	8,477	PLN	31,552	130
JPMorgan Chase Bank	12/15/20	USD	849	EUR	714	6
JPMorgan Chase Bank	12/15/20	JPY	332,280	USD	3,139	1
JPMorgan Chase Bank	02/26/21	USD	1,009	UAH	29,266	356
Merrill Lynch	09/02/20	USD	8,212	BRL	42,929	(386)
Merrill Lynch	09/16/20	USD	1,740	RUB	120,871	(110)
Merrill Lynch	09/16/20	CZK	13,970	USD	633	(3)
Merrill Lynch	09/17/20	USD	4,080	MXN	89,670	11
Morgan Stanley	09/03/20	USD	347	IDR	5,124,193	5
Morgan Stanley	09/16/20	USD	322	PEN	1,153	3
Morgan Stanley	09/18/20 - 11/23/20	PLN	12,753	EUR	2,890	(17)
Morgan Stanley	09/22/20	HUF	157,239	EUR	447	5
Morgan Stanley	10/07/20	USD	1,777	RUB	131,721	(5)
Morgan Stanley	11/06/20	MXN	77,395	USD	3,439	(69)
Morgan Stanley	11/06/20	ZAR	90,621	USD	5,253	(61)
Morgan Stanley	11/23/20	EUR	7,152	PLN	31,439	9
Standard Bank	09/02/20	USD	7,943	BRL	42,503	(195)
Standard Bank	09/03/20 - 10/05/20	USD	9,463	EUR	8,081	203
Standard Bank	09/09/20	USD	1,290	UGX	4,751,185	2
Standard Bank	09/09/20 - 09/23/20	USD	644	UGX	2,367,067	(1)
Standard Bank	09/09/20 - 09/23/20	UGX	10,086,999	USD	2,480	(261)
Standard Bank	09/16/20	EUR	2,140	USD	2,532	(28)
Standard Bank	09/16/20	USD	1,369	IDR	20,309,501	24
Standard Bank	09/16/20	USD	2,495	IDR	36,127,338	(16)
Standard Bank	09/16/20 - 11/06/20	USD	15,075	ZAR	259,882	239
Standard Bank	09/16/20	TWD	20,578	USD	694	(8)
Standard Bank	09/16/20	RUB	114,101	USD	1,531	(7)
Standard Bank	09/16/20	IDR	19,978,621	USD	1,357	(14)
Standard Bank	09/17/20	USD	1,142	MXN	25,930	41
Standard Bank	09/17/20	USD	2,435	MYR	10,259	29
Standard Bank	09/24/20	MXN	78,386	USD	3,472	(100)
Standard Bank	02/04/21	NGN	903,644	USD	2,138	7
Standard Bank	11/02/20 -01/28/21	NGN	1,446,148	USD	3,245	(264)
Standard Bank	02/17/21	GHS	5,864	USD	948	(19)
Standard Chartered	11/04/20	USD	1,406	BRL	7,881	28
Standard Chartered	09/02/20 - 10/02/20	USD	11,382	BRL	59,931	(466)
Standard Chartered	09/02/20 - 11/04/20	BRL	13,148	USD	2,515	119
Standard Chartered	10/02/20	BRL	14,678	USD	2,626	(48)
Standard Chartered	09/03/20 - 09/18/20	USD	7,161	INR	546,992	274
Standard Chartered	09/03/20	IDR	76,437,602	USD	5,316	67
Standard Chartered	09/03/20 - 11/27/20	IDR	69,086,300	USD	4,648	(69)
Standard Chartered	09/24/20	USD	4,538	KRW	5,425,584	33
Standard Chartered	09/08/20 - 10/05/20	USD	6,956	KRW	8,229,754	(23)
Standard Chartered	09/11/20	USD	351	THB	10,838	(3)

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	09/11/20	THB	26,990	USD	861	$(6)
Standard Chartered	09/14/20 - 09/28/20	USD	5,549	MYR	23,399	71
Standard Chartered	09/16/20	USD	441	CLP	338,347	(5)
Standard Chartered	09/16/20	PEN	1,719	USD	487	2
Standard Chartered	09/16/20	CZK	9,190	USD	386	(32)
Standard Chartered	09/24/20	KRW	5,425,584	USD	4,579	8
Standard Chartered	09/16/20	KRW	1,871,032	USD	1,560	(16)
Standard Chartered	09/16/20	COP	13,867,308	USD	3,827	132
Standard Chartered	09/28/20	MYR	12,464	USD	2,894	(99)
Standard Chartered	10/07/20	RUB	249,393	USD	3,415	59
Standard Chartered	11/05/20	TRY	8,091	USD	1,070	(5)
State Street	09/03/20 - 10/05/20	EUR	11,070	USD	13,106	(135)
State Street	09/04/20 - 10/05/20	USD	13,113	EUR	11,070	134
State Street	09/18/20	USD	3,249	PLN	12,717	218
State Street	09/23/20	USD	2,774	RUB	197,910	(107)
State Street	09/24/20	USD	3,477	MXN	78,386	96
State Street	09/24/20	BRL	9,301	USD	1,764	70
State Street	10/07/20	RUB	40,646	USD	546	(1)
State Street	11/04/20	USD	10,244	BRL	53,276	(548)
State Street	11/06/20	USD	1,695	ZAR	29,545	37
State Street	11/06/20	MXN	78,234	USD	3,446	(101)
State Street	11/10/20	EUR	1,469	CZK	38,569	(3)
State Street	11/10/20	CZK	65,319	EUR	2,503	22

						$(3,641)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2020, are as follows:

			Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.33.V1	Buy	1.00%	Quarterly	06/20/2025	16,264	$522	$905	$(383)

						$522	$905	$(383)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.145%	28-DAY MXN - TIIE	Annually	01/28/2021	MXN	197,867	$(134)	$–	$(134)
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	148	–	148
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	96	–	96
MORGAN STANLEY & CO	4.26%	Semi-Annually	08/14/2025	INR
INTERNATIONAL					286,000	(42)	–	(42)
7D CHINA FIXING REPO	.605%	Quarterly	07/16/2025	CNY
RATES(CNRR007)					63,000	(39)	–	(39)
GOLDMAN SACHS INTERNATIONAL	6M BUDAPEST INTERBANK OFFER	Semi-Annually	06/23/2025	HUF
	RATE(BUBOR)				1,018,345	37	–	37
GOLDMAN SACHS INTERNATIONAL	1.16%	Semi-Annually	06/23/2025	CLP	3,237,689	(3)	–	(3)
1-DAY SINACOFI CHILE INTERBANK	1.36%	Semi-Annually	06/17/2025	CLP
RATE AVG (CLICP)					2,668,591	32	–	32
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	65	–	65
CITIBANK NA	6-MONTH PZL - WIBOR	Semi-Annually	06/09/2025	PLN	18,906	10	–	10
28-DAY MXN - TIIE	6.45%	Monthly	04/01/2025	MXN	45,932	125	–	125

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH HUF - BUBOR	.725%	Annually	03/25/2025	HUF	387,151	$(29)	$–	$(29)
28-DAY MXN - TIIE	6.62%	Monthly	03/21/2025	MXN	26,103	79	–	79
5.0975%	INR - MIBOR	Semi-Annually	02/26/2025	INR	301,833	(113)	–	(113)
5.081250%	INR - MIBOR	Semi-Annually	02/25/2025	INR	603,665	(221)	–	(221)
28-DAY MXN - TIIE	7.755%	Monthly	02/24/2025	MXN	30,000	154	–	154
6-MONTH HUF - BUBOR	1.37%	Annually	02/17/2025	HUF	360,019	9	–	9
7-DAY CHINA FIXING REPO RATES (CNRR007)	1.84%	Quarterly	05/26/2025	CNY	24,000	(135)	–	(135)
1-DAY BRL - CETIP	.82%	Annually	01/02/2025	BRL	4,671	31	–	31
2.969% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	600,000	(94)	–	(94)
5.915%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	05/15/2029	COP	6,500,000	(214)	–	(214)
1%	6-MONTH PZL - WIBOR	Semi-Annually	06/12/2030	PLN	11,257	36	–	36
0.78%	M CZK PRIBOR	Semi-Annually	06/09/2030	CZK	40,594	62	–	62
GOLDMAN SACHS INTERNATIONAL	1D SINACOFI CHILE INTERBANK RATE AVG (CICP)	Semi-Annually	06/05/2030	CLP	1,146,740	(22)	–	(22)
4.98%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	04/23/2030	COP	1,595,236	(20)	–	(20)
5.45%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	03/12/2030	COP	2,279,681	(52)	–	(52)
5.4%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	03/11/2030	COP	2,559,198	(56)	–	(56)
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.47%	Quarterly	03/11/2030	COP	1,499,197	(35)	–	(35)
5.81%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	04/03/2029	COP	7,450,804	(236)	–	(236)
3-MONTH ZAR - JIBAR	.54%	Quarterly	02/28/2030	ZAR	29,979	(79)	–	(79)
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	185,000	5	–	5
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	15,000	(44)	–	(44)
1.805%	6-MONTH PZL - WIBOR	Semi-Annually	12/17/2029	PLN	15,600	(271)	–	(271)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	40,855	(145)	–	(145)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	(226)	–	(226)
3-MONTH ZAR - JIBAR	8.49%	Quarterly	07/18/2029	ZAR	60,000	(58)	–	(58)
.37%	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	06/21/2029	COP	3,800,000	(86)	–	(86)
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	16,800	269	–	269
GOLDMAN SACHS & CO. LLC	ID COLOMBIA OVERNIGHT INTERBANK REFERENCE	Quarterly	07/08/2030	COP	2,284,149	12	–	12
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	22	–	22
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	17,121	(7)	–	(7)
CITIBANK	2.5375%	Quarterly	08/31/2022	CNY	62,000	5	–	5
JPMORGAN CHASE BANK NA	4.66%	Monthly	08/26/2022	MXN	210,016	8	–	8
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	45,683	83	–	83
JPMORGAN CHASE BANK	0.645%	Annually	06/25/2022	HUF	2,511,531	(51)	–	(51)
GOLDMAN SACHS INTERNATIONAL	.7675%	Annually	06/23/2022	HUF	2,505,212	(14)	–	(14)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	90	–	90
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	12	–	12
GOLDMAN SACHS & CO. LLC	2.87%	Annually	09/01/2022	COP	23,002,060	7	–	7
CETIP 1D BRL 1/3/2022	2.885 FIXED	Annually	01/03/2022	BRL	24,057	3	–	3
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	36,997	254	–	254
1.960%	1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	12/12/2021	CLP	3,489,141	(88)	–	(88)
1-DAY COP - COLUMBIA IBR	4.81%	Annually	11/19/2021	COP
OVERNIGHT INTERBANK					39,364,839	268	–	268
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	4.9%	Annually	11/18/2021	COP	36,635,161	259	–	259
6-MONTH CZK - PRIBOR	2.225%	Annually	11/11/2021	CZK	51,000	48	–	48

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	206,802	$163	$–	$163
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	193,370	(129)	–	(129)
JPMORGAN CHASE BANK	2.99%	Annually	01/03/2022	BRL	34,427	13	–	13
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	35	–	35
JPMORGAN CHASE BANK NA	2.775%	Annually	09/02/2022	COP	17,706,638	–	–	–
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	46	–	46
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	100,000	(5)	–	(5)
.675	6-MONTH CZK - PRIBOR	Semi-Annually	07/17/2024	CZK	28,223	(44)	–	(44)
.64	6-MONTH CZK - PRIBOR	Semi-Annually	06/21/2024	CZK	30,000	(44)	–	(44)
JPMORGAN CHASE BANK	5.47%	Monthly	06/19/2024	MXN	221,391	(5)	–	(5)
1.7%	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	195,000	(310)	–	(310)
6-MONTH PLN - WIBOR	.65%	Annually	03/26/2024	PLN	3,738	4	–	4
6-MONTH PLN - WIBOR	.63%	Annually	03/26/2024	PLN	4,262	4	–	4
1-DAY BRL - CETIP	6.77%	Annually	01/02/2023	BRL	8,540	87	–	87
1.9865%	6-MONTH PZL - WIBOR	Semi-Annually	03/25/2024	PLN	14,495	(203)	–	(203)
1-DAY BRL - CETIP	.56	Annually	01/02/2024	BRL	26,364	72	–	72
1-DAY BRL - CETIP	6.5%	Annually	01/02/2024	BRL	6,494	48	–	48
28-DAY MXN - TIIE	5.55%	Monthly	04/13/2023	MXN	66,291	70	–	70
1-DAY BRL - CETIP	6.23%	Annually	01/02/2023	BRL	7,534	62	–	62
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	6,301	61	–	61
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	15,387	73	–	73
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	7,562	195	–	195
1-DAY BRL - CETIP	5.7%	Annually	01/02/2024	BRL	12,439	46	–	46
JPMORGAN CHASE BANK NA	2.145%	Semi-Annually	08/24/2030	CLP	616,282	(4)	–	(4)

						$(50)	$–	$(50)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at August 31, 2020, are as follows:

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	3-MONTH USD - LIBOR	12.90%	Quarterly	10/07/2025	TRY	4,123	$86	$–	$86
JPMorgan Chase	3-MONTH USD - LIBOR	11.065%	Quarterly	12/07/2025	TRY	3,047	190	–	190

							$276	$–	$276

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	$926	$–	$926
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	9	–	9
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	325	–	325
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	210	–	210
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	210	–	210
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	295	–	295
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	13	–	13
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,405,247	346	–	346
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi- Annually	06/17/2021	HUF	875,267	(21)	–	(21)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	109	–	109
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	189	–	189
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	6.29%	Quarterly	12/14/2021	RUB	700,000	132	–	132
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi- Annually	01/10/2022	HUF	2,251,935	(101)	–	(101)
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi- Annually	04/06/2022	HUF	400,000	(15)	–	(15)
	1-DAY-CLP - Sinacofi Chile
JPMorgan Chase	Interbank Rate Avg	3.43%	Semi- Annually	05/10/2022	CLP	933,434	72	–	72
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	125	–	125
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	38	–	38
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	315	–	315
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	502	–	502
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	.072%	Quarterly	04/02/2023	RUB	1,057,550	510	–	510
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	76	–	76
		3M MALAYSIA BUMIPUTRA
1.953%	CITIBANK	BANK RATE (KLIBOR)	Quarterly	08/18/2025	MYR	15,000	39	–	39
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	48	–	48
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	135	–	135
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	95	–	95
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	91	–	91

							$4,673	$ –	$4,673

Percentages are based on Net Assets of $2,189,685 ($ Thousands).
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $396,563 ($ Thousands), representing 18.1% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Security is in default on interest payment.
(F)	Refer to table below for details on Options Contracts.

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CLICP — Sinacofi Chile Interbank Rate Avg

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Emerging Markets Debt Fund (Continued)

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JIBAR — Johannesburg Interbank Average Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MIBOR — Mumbai InterBank Overnight Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,067,875	–	2,067,875
U.S. Treasury Obligation	–	13,854	–	13,854

Total Investments in Securities	–	2,081,729	–	2,081,729

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	–	–	–
Futures Contracts*
Unrealized Appreciation	163	–	–	163
Unrealized Depreciation	(484)	–	–	(484)
Forwards Contracts*
Unrealized Appreciation	–	13,276	–	13,276
Unrealized Depreciation	–	(16,917)	–	(16,917)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(383)	–	(383)
Interest Rate Swaps*
Unrealized Appreciation	–	3,209	–	3,209
Unrealized Depreciation	–	(3,259)	–	(3,259)
OTC Swaps
Cross-Currency Swaps*
Unrealized Appreciation	–	276	–	276
Interest Rate Swaps*
Unrealized Appreciation	–	4,810	–	4,810
Unrealized Depreciation	–	(137)	–	(137)

Total Other Financial Instruments	(321)	875	–	554

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Inflation-Protected Securities 2.375%, 01/15/2025	$12,634	$14,828
0.625%, 04/15/2023	18,640	19,636
0.625%, 01/15/2024	21,044	22,546
0.500%, 04/15/2024	14,362	15,381
0.375%, 07/15/2023	21,824	23,074
0.375%, 07/15/2025	19,105	20,934
0.250%, 01/15/2025	20,082	21,627
0.125%, 01/15/2022	20,541	20,967
0.125%, 04/15/2022	20,705	21,183
0.125%, 07/15/2022	20,068	20,713
0.125%, 01/15/2023	22,043	22,860
0.125%, 07/15/2024	20,459	21,827
0.125%, 10/15/2024	15,651	16,763
0.125%, 04/15/2025	15,954	17,156

Total U.S. Treasury Obligations
(Cost $266,264) ($ Thousands)		279,495

Total Investments in Securities — 98.6%
(Cost $266,264) ($ Thousands)		$279,495

Percentages are based on Net Assets of $283,427 ($ Thousands).

As of August 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.3%

Communication Services — 0.3%
.AT&T
2.300%, 06/01/2027	$2,000	$2,123
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	635	689
3.360%, 09/20/2021 (A)	994	1,005
T-Mobile USA
3.875%, 04/15/2030 (A)	770	883

		4,700

Consumer Discretionary — 0.6%
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	442
Daimler Finance North America LLC
1.180%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (A)	2,190	2,196
Ford Motor Credit LLC
5.750%, 02/01/2021	1,000	1,011
5.596%, 01/07/2022	9	9
1.331%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	955	900
1.146%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	482
General Motors Financial
4.200%, 03/01/2021	1,000	1,014
4.200%, 11/06/2021	1,270	1,313
3.200%, 07/06/2021	445	452
3.150%, 06/30/2022	285	294

		8,113

Consumer Staples — 1.6%
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	975	1,116
BAT Capital
2.764%, 08/15/2022	2,109	2,192
BayCare Health System
2.610%, 11/15/2022	1,190	1,247
2.560%, 11/15/2021	2,595	2,661
Bayer US Finance II LLC
3.875%, 12/15/2023 (A)	745	817
3.500%, 06/25/2021 (A)	1,500	1,533
Campbell Soup
0.943%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	501
Conagra Brands
0.768%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,100
Constellation Brands
0.980%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	665
Fresenius Medical Care US Finance II 5.875%, 01/31/2022 (A)	540	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
4.000%, 06/15/2023	$2,000	$2,142
3.950%, 07/15/2025	1,140	1,238
Smithfield Foods
3.350%, 02/01/2022 (A)	590	588
Upjohn
1.125%, 06/22/2022 (A)	4,575	4,617

		20,994

Energy — 1.3%
BP Capital Markets America
3.633%, 04/06/2030	770	886
Energy Transfer Partners
5.875%, 03/01/2022	250	263
Kinder Morgan
5.000%, 02/15/2021 (A)	5,000	5,081
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,092
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	9,270	9,744

		17,066

Financials — 20.2%
American Express
0.849%, VAR ICE LIBOR USD 3 Month+0.600%, 11/05/2021	6,930	6,969
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	30	29
3.625%, 05/01/2022 (A)	890	861
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,041
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	750	790
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,468
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	9,335	9,350
Bank of Montreal
1.750%, 06/15/2021 (A)	14,800	14,967
Bank of Montreal MTN
0.770%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,970	1,979
Capital One Financial
3.450%, 04/30/2021	8,155	8,300
Citibank
3.400%, 07/23/2021	250	256
Citigroup
2.900%, 12/08/2021	9,200	9,475

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	$7,770	$7,925
Citizens Bank
2.250%, 10/30/2020	3,800	3,806
Credit Suisse NY
2.800%, 04/08/2022	5,000	5,195
DNB Boligkreditt
2.500%, 03/28/2022 (A)	6,130	6,321
Fifth Third Bancorp
1.625%, 05/05/2023	6,855	7,037
Fifth Third Bank
2.200%, 10/30/2020	2,020	2,023
General Electric MTN
0.629%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	324
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,210
2.625%, 04/25/2021	5,135	5,203
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	521
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	1,700	1,703
JPMorgan Chase
3.250%, 09/23/2022	12,000	12,702
2.550%, 03/01/2021	4,036	4,074
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	1,585	1,699
Lloyds Bank
6.375%, 01/21/2021	1,250	1,279
Lloyds Banking Group
3.870%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+3.500%, 07/09/2025	180	198
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	8,800	8,905
Morgan Stanley
5.750%, 01/25/2021	6,943	7,092
Morgan Stanley MTN
5.500%, 07/28/2021	1,800	1,883
2.625%, 11/17/2021	7,180	7,372
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	11,485	11,554
National Securities Clearing
1.200%, 04/23/2023 (A)	7,290	7,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	$1,595	$1,668
New York Life Global Funding
1.100%, 05/05/2023 (A)	4,710	4,801
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	1,010
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	425	422
4.500%, 03/15/2023 (A)	460	439
3.625%, 03/15/2021 (A)	250	245
PNC Bank
0.581%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	9,975	9,993
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	7,170	7,206
Protective Life Global Funding
1.082%, 06/09/2023 (A)	7,785	7,897
Royal Bank of Canada
2.100%, 10/14/2020	5,000	5,011
Santander UK
3.571%, 01/10/2023	1,615	1,672
3.400%, 06/01/2021	585	599
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (A)	3,965	4,109
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	7,400	7,631
1.450%, 04/03/2023 (A)	2,515	2,586
Toronto-Dominion Bank MTN
0.750%, 06/12/2023	9,290	9,395
Truist Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,521
Truist Financial
2.900%, 03/03/2021	4,995	5,050
Truist Financial MTN
2.200%, 03/16/2023	7,675	8,004
UBS Group
1.008%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	5,465	5,496
USAA Capital
1.500%, 05/01/2023 (A)	3,080	3,170
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,036
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	1,225	1,244

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank MTN
2.625%, 07/22/2022	$9,580	$9,966

		270,110

Health Care — 1.1%
AbbVie
5.000%, 12/15/2021 (A)	500	523
3.750%, 11/14/2023	550	603
2.150%, 11/19/2021 (A)	8,775	8,954
Cigna
0.949%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	1,000	1,000
Humana
3.850%, 10/01/2024	1,500	1,659
2.500%, 12/15/2020	855	860
Royalty Pharma
0.750%, 09/02/2023 (A)	985	984

		14,583

Industrials — 2.3%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.875%, 01/16/2024	580	597
3.950%, 02/01/2022	1,000	1,013
Air Lease
3.500%, 01/15/2022	690	705
American Airlines, Pass-Through Trust,
Ser 2011-1, Cl A
5.250%, 01/31/2021	363	324
BAE Systems Holdings
2.850%, 12/15/2020 (A)	500	502
Caterpillar Financial Services
0.650%, 07/07/2023	6,745	6,792
Delta Air Lines Pass Through Trust
6.718%, 01/02/2023	292	281
GE Capital Funding LLC
4.400%, 05/15/2030 (A)	1,190	1,257
General Electric MTN
1.275%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2023	2,000	1,990
Honeywell International
0.483%, 08/19/2022	9,050	9,067
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,614
3.625%, 05/01/2024	430	466
Ingersoll-Rand
9.000%, 08/15/2021	750	806
PACCAR Financial MTN
0.800%, 06/08/2023	5,120	5,186

		30,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 0.4%
Dell International LLC / EMC
4.420%, 06/15/2021 (A)	$3,964	$4,067
NXP BV
4.625%, 06/15/2022 (A)	430	458
4.625%, 06/01/2023 (A)	620	681
4.125%, 06/01/2021 (A)	930	954

		6,160

Materials — 0.1%
Bemis
4.500%, 10/15/2021	1,590	1,639

Real Estate — 1.2%
American Campus Communities Operating
Partnership
3.750%, 04/15/2023	1,395	1,463
Boston Properties
4.125%, 05/15/2021	1,000	1,016
Camden Property Trust
2.950%, 12/15/2022	1,490	1,558
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,527
Essex Portfolio
5.200%, 03/15/2021	1,000	1,012
GLP Capital
5.375%, 11/01/2023	2,803	3,003
Healthcare Realty Trust
3.750%, 04/15/2023	750	789
Healthpeak Properties
4.250%, 11/15/2023	6	7
Highwoods Realty
3.200%, 06/15/2021	380	386
Kilroy Realty
3.450%, 12/15/2024	395	419
Kimco Realty
3.400%, 11/01/2022	1,350	1,420
Realty Income
3.250%, 10/15/2022	1,000	1,052
SL Green Operating Partnership
1.260%, VAR ICE LIBOR USD 3
Month+0.980%, 08/16/2021	1,395	1,383
Welltower
3.750%, 03/15/2023	500	529

		15,564

Sovereign — 1.7%
European Investment Bank
0.380%, VAR United States Secured
Overnight Financing Rate+0.290%,
06/10/2022 (A)	9,000	9,005

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inter-American Development Bank MTN
1.750%, 09/14/2022	$13,000	$13,400

		22,405

Utilities — 0.5%
Dominion Energy
3.300%, 03/15/2025	1,570	1,746
2.450%, 01/15/2023 (A)	500	521
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	502
Sempra Energy
0.775%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/2021	3,955	3,957

		6,726

Total Corporate Obligations (Cost $410,981) ($ Thousands)		418,660

MORTGAGE-BACKED SECURITIES — 23.1%

Agency Mortgage-Backed Obligations — 15.5%
FHLMC
4.500%, 09/01/2026	635	676
4.000%, 03/01/2026	261	277
3.000%, 09/01/2029	4,325	4,540
2.500%, 11/01/2027 to 12/01/2027	12,794	13,454
0.450%, 07/28/2023	6,805	6,806
FHLMC ARM
3.466%, VAR ICE LIBOR USD 12 Month+1.536%, 03/01/2037	54	57
FHLMC CMO, Ser 2004-2761, Cl FT
0.512%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	265	263
FHLMC CMO, Ser 2005-2922, Cl FE
0.412%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	908	909
FHLMC CMO, Ser 2005-2990, Cl LK
0.532%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,182	1,184
FHLMC CMO, Ser 2005-3066, Cl PF
0.462%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	431	432
FHLMC CMO, Ser 2006-3102, Cl FB
0.462%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	651	651
FHLMC CMO, Ser 2006-3136, Cl KF
0.462%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	583	583
FHLMC CMO, Ser 2008-3419, Cl FA
0.732%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	75	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2009-3616, Cl FG
0.812%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	$551	$558
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	26	26
FHLMC CMO, Ser 2010-3762, Cl FP
0.612%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	144	144
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	494	519
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	243	251
FHLMC CMO, Ser 2011-3820, Cl DB
4.000%, 11/15/2038	855	877
FHLMC CMO, Ser 2011-3867, Cl FN
0.512%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	145	146
FHLMC CMO, Ser 2011-3895, Cl FM
0.512%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	805	805
FHLMC CMO, Ser 2011-3940, Cl PF
0.512%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	1,013	1,014
FHLMC CMO, Ser 2011-3946, Cl FG
0.512%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	146	146
FHLMC CMO, Ser 2011-3960, Cl JF
0.612%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	339	340
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	639	662
FHLMC CMO, Ser 2012-4048, Cl GF
0.512%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	347	348
FHLMC CMO, Ser 2012-4094, Cl BF
0.562%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	791	791
FHLMC CMO, Ser 2012-4095, Cl FB
0.562%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	268	269
FHLMC CMO, Ser 2012-4102, Cl LF
0.412%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	250	251
FHLMC CMO, Ser 2013-4165, Cl TE
1.750%, 12/15/2042	395	402
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	417	443
FHLMC CMO, Ser 2013-4220, Cl KC
1.500%, 05/15/2032	2,337	2,387
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	266	283

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	$582	$597
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	1,058	1,055
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	599	618
FHLMC CMO, Ser 2014-4384, Cl LA
3.500%, 09/15/2040	786	806
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	664	702
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	168	169
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl A2
2.789%, 01/25/2022	1,585	1,622
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A2
2.373%, 05/25/2022	900	924
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	4,708	4,898
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,291
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A2
3.490%, 01/25/2024	1,360	1,482
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	560	576
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	346	354
FHLMC Multifamily Structured Pass-Through Certificates, Ser K046, Cl A1
2.697%, 01/25/2025	1,596	1,662
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A1
3.045%, 08/25/2026	3,326	3,570
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	3,814	3,905
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.515%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	768	769
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KF37, Cl A
0.515%, VAR ICE LIBOR USD 1 Month+0.360%, 09/25/2027	378	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.485%, VAR LIBOR USD 1 Month+0.330%, 09/25/2024	$1,110	$1,111
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.475%, VAR LIBOR USD 1 Month+0.320%, 11/25/2024	907	907
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.495%, VAR LIBOR USD 1 Month+0.340%, 11/25/2027	410	411
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.395%, VAR ICE LIBOR USD 1 Month+0.240%, 01/25/2028	782	780
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.555%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	1,101	1,103
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KJ08, Cl A2 2.356%, 08/25/2022	1,427	1,456
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022 FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A1	1,035	1,068
2.404%, 10/25/2024	130	131
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	4,771	5,036
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	4,408	4,548
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,965	1,976
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,462	1,461
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	1,500	1,572
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
1.911%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	905	904
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	2,566	2,671

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	$342	$345
FNMA
6.000%, 02/01/2023	454	471
4.503%, 04/01/2021 (B)	90	90
4.500%, 05/01/2024	314	331
4.380%, 06/01/2021 (B)	430	435
4.160%, 07/01/2021	2,695	2,752
3.764%, 12/01/2020 (B)	998	998
3.430%, 10/01/2023	1,355	1,447
3.000%, 10/01/2027 to 08/01/2035	3,642	3,832
2.918%, 01/01/2026 (B)	2,036	2,220
2.500%, 12/01/2027 to 11/01/2034	17,739	18,648
2.240%, 12/01/2022	9,477	9,753
1.870%, 07/01/2021	1,660	1,678
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,198	1,222
FNMA CMO, Ser 2004-94, Cl HF
0.475%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	152	152
FNMA CMO, Ser 2005-83, Cl FP
0.505%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,010	1,011
FNMA CMO, Ser 2006-31, Cl FP
0.475%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	185	185
FNMA CMO, Ser 2006-56, Cl FE
0.605%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	846	850
FNMA CMO, Ser 2007-98, Cl FD
0.625%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	438	440
FNMA CMO, Ser 2008-24, Cl PF
0.825%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	300	303
FNMA CMO, Ser 2010-43, Cl VF
0.725%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	689	696
FNMA CMO, Ser 2011-115, Cl MB
2.500%, 11/25/2026	471	488
FNMA CMO, Ser 2012-111, Cl NF
0.525%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,034	1,035
FNMA CMO, Ser 2012-20, Cl BD
2.000%, 01/25/2031	2,510	2,579
FNMA CMO, Ser 2012-54, Cl CF
0.875%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	367	372
FNMA CMO, Ser 2012-93, Cl GF
0.425%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	178	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-98, Cl MA
2.000%, 08/25/2031	$8,267	$8,507
FNMA CMO, Ser 2013-104, Cl JA
3.000%, 12/25/2030	332	340
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	689	716
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	374	377
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	372	376
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	757	791
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,420	1,481
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	683	714
FNMA CMO, Ser 2016-48, Cl UF
0.575%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	362	362
FNMA CMO, Ser 2020-10, Cl FA
0.675%, VAR ICE LIBOR USD 1 Month+0.500%, 03/25/2050	4,166	4,198
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.675%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	964	970
FNMA TBA
3.000%, 09/25/2026	730	766
2.500%, 09/15/2043	7,800	8,209
FNMA, Ser 2010-M7, Cl FA
0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2020	8	8
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,202	1,224
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (B)	225	226
FNMA, Ser 2017-M14, Cl A1
2.972%, 11/25/2027 (B)	1,573	1,705
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.568%, 12/25/2048 (A)(B)	3,518	3,535
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.487%, 01/25/2046 (A)(B)	5,605	5,640
GNMA
3.000%, 01/20/2027 to 02/20/2030	3,386	3,550
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	150	157
GNMA CMO, Ser 2007-1, Cl F
0.458%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	613	611
GNMA CMO, Ser 2010-158, Cl HA 3.500%, 10/20/2039	261	268

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-98, Cl QF
0.558%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	$1,089	$1,090
GNMA CMO, Ser 2011-151, Cl BF
0.508%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	601	601
GNMA CMO, Ser 2012-77, Cl FM
0.832%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	998	1,005
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	773	783
GNMA CMO, Ser 2014-20, Cl MU
3.000%, 07/20/2042	5,093	5,314
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	1,589	1,617
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044 (B)	784	812
GNMA, Ser 2010-159, Cl D
4.289%, 09/16/2044 (B)	1,585	1,621
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,096	1,113

		207,282

Mortgage Related Securities — 0.9%
ABFC Trust, Ser 2005-HE2, Cl M3
0.955%, VAR ICE LIBOR USD 1 Month+0.780%, 06/25/2035	1,148	1,146
Centex Home Equity Loan Trust, Ser 2006-A, Cl AV4
0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	767	766
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.525%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (A)	632	633
Citigroup Mortgage Loan Trust, Ser 2006— WFH3, Cl M1
0.465%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2036	292	292
Citigroup Mortgage Loan Trust, Ser 2007—
WFH3, Cl A3
0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,005	997
GSAA Home Equity Trust, Ser 2007-8, Cl A3
0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 08/25/2037	1,630	1,601
GSAA Trust, Ser 2005-10, Cl M4
0.825%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2035	1,804	1,817
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
0.385%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	52	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust,
Ser 2005-4, Cl M2
0.685%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	$974	$974
Option One Mortgage Loan Trust, Ser 2005— 4, Cl M1
0.835%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	838	836
Option One Mortgage Loan Trust, Ser 2006— 1, Cl 1A1
0.395%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	372	368
RASC Trust, Ser 2006-KS6, Cl A4
0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 08/25/2036	1,583	1,566
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.405%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (A)	826	819

		11,867

Non-Agency Mortgage-Backed Obligations — 6.7%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(B)	134	134
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(B)	855	863
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,465	1,468
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,331	3,328
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
2.650%, 08/26/2036 (A)(B)	469	464
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A1
3.125%, 07/15/2051	529	542
BX Commercial Mortgage Trust, Ser 2018— IND, Cl A
0.912%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	1,315	1,310
BX Commercial Mortgage Trust, Ser 2019— XL, Cl B
1.242%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	2,473	2,462
BX Commercial Mortgage Trust, Ser 2020— BXLP, Cl A
0.962%, VAR ICE LIBOR USD 1
Month+0.800%, 12/15/2036 (A)	999	996
CHC Commercial Mortgage Trust, Ser 2019— CHC, Cl A
1.282%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	2,949	2,807

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	$1,842	$1,942
Citigroup Mortgage Loan Trust, Ser 2012-8, Cl 3A1
3.412%, 09/25/2037 (A)(B)	70	70
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,033
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	285	297
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	1,255	1,276
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	301	301
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,737	1,823
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	947	985
Core Mortgage Trust, Ser 2019-CORE, Cl A
1.042%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	500	496
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.412%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,822
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.392%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	5,520	5,499
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.142%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	2,925	2,931
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	54	57
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(B)	248	248
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.862%, VAR ICE LIBOR USD 1 Month+0.700%, 06/15/2034 (A)	2,400	2,373
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	1,528	1,541
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
1.518%, VAR ICE LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	231	231
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	134	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Gosforth Funding, Ser 2018-1A, Cl A1
0.700%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	$515	$514
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (A)	1,900	1,914
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	1,187	1,222
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A3
3.817%, 08/10/2044	1,081	1,086
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	558	570
GS Mortgage Securities Trust, Ser 2013- GC13, Cl AAB
3.719%, 07/10/2046 (B)	576	596
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	750	777
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A1
2.045%, 03/10/2050	548	549
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,595	1,680
HSI Asset Securitization Trust, Ser 2005-NC1, Cl M1
0.940%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	360	373
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	280	292
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	817	846
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	696	709
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	716	727
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,102	1,125
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (A)(B)	2,079	2,092
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	520	522
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/2047 (A)(B)	1,730	1,741

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(B)	$1,348	$1,365
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(B)	788	790
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (A)	4,039	4,100
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.635%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	407	390
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	367	379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	830	861
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	375	404
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	780	824
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	1,185	1,205
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (A)	2,375	2,411
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	390	397
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053 (A)	1,357	1,384
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	206	208
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (A)(B)	544	547
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (A)(B)	723	729
UBS Commercial Mortgage Trust, Ser 2018- C11, Cl A1
3.211%, 06/15/2051	331	337
UBS Commercial Mortgage Trust, Ser 2019- C16, Cl A1
2.739%, 04/15/2052	1,891	1,941
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (A)	800	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage, Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.435%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	$1,497	$1,436
Wells Fargo Commercial Mortgage Trust,
Ser 2016-C33, Cl A2
2.785%, 03/15/2059	675	678
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	2,155	2,166
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl A2
2.495%, 07/15/2048	1,085	1,090
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	770	777
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	859	863
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	426	427
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	2,010	2,020
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	2,500	2,499
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	1,734	1,840
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A3FL
0.912%, VAR ICE LIBOR USD 1 Month+0.750%, 03/15/2047 (A)	1,322	1,321
WF-RBS Commercial Mortgage Trust, Ser C2, Cl A4
4.869%, 02/15/2044 (A)(B)	452	456

		90,414

Total Mortgage-Backed Securities (Cost $306,140) ($ Thousands)		309,563

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bills
0.250%, 09/10/2020 (C)	382	382
0.116%, 02/04/2021 (C)	1,785	1,784
U.S. Treasury Inflation-Protected Securities
0.625%, 04/15/2023	8,303	8,746
0.500%, 04/15/2024	21,905	23,458

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.750%, 09/30/2022	$70,775	$73,158
1.375%, 10/15/2022	23,600	24,216
0.250%, 07/31/2025	980	980
0.125%, 05/31/2022	21,325	21,317
0.125%, 06/30/2022	10,350	10,347
0.125%, 07/31/2022	122,110	122,072
0.125%, 08/15/2023	1,345	1,344

Total U.S. Treasury Obligations (Cost $283,637) ($ Thousands)		287,804

ASSET-BACKED SECURITIES — 17.5%

Automotive — 6.1%
ARI Fleet Lease Trust, Ser 2020-A, Cl B
2.060%, 11/15/2028 (A)	1,075	1,086
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	796	809
CarMax Auto Owner Trust, Ser 2020-1, Cl A3
1.890%, 12/16/2024	2,510	2,584
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	4,395	4,425
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	4,222	4,317
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	262	262
CPS Auto Receivables Trust, Ser 2020-B, Cl A
1.150%, 07/17/2023 (A)	3,967	3,979
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (A)	243	244
Credit Acceptance Auto Loan Trust, Ser 2018- 1A, Cl A
3.010%, 02/16/2027 (A)	494	496
Credit Acceptance Auto Loan Trust, Ser 2019- 3A, Cl A
2.380%, 11/15/2028 (A)	2,350	2,416
Credit Acceptance Auto Loan Trust, Ser 2019- 3A, Cl B
2.860%, 01/16/2029 (A)	500	515
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	1,146	1,149
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	2,250	2,279
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	3,825	3,883

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	$3,260	$3,305
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	2,742	2,751
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	2,285	2,319
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	1,032	1,052
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A2
3.220%, 01/17/2023 (A)	376	376
Ford Credit Auto Owner Trust, Ser 2017-2,
Cl A
2.360%, 03/15/2029 (A)	4,385	4,558
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,127
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/2023	1,400	1,431
Harley-Davidson Motorcycle Trust, Ser 2020- A, Cl A3
1.870%, 10/15/2024	4,805	4,903
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	5,000	5,000
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	760	763
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	5,255	5,308
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	2,535	2,539
Tesla Auto Lease Trust, Ser 2020-A, Cl A3
0.680%, 12/20/2023 (A)	4,080	4,081
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl A2
1.390%, 08/15/2024 (A)	7,460	7,508
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl B
1.610%, 03/17/2025 (A)	3,600	3,620
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	1,660	1,688

		81,773

Credit Cards — 3.2%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	5,230	5,423

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2 1.720%, 08/15/2024	$6,235	$6,407
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6 3.210%, 12/07/2024	3,200	3,405
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1 3.040%, 07/15/2024	4,615	4,787
Evergreen Credit Card Trust, Ser 2019-2, Cl A 1.900%, 09/15/2024 (A)	3,795	3,904
Synchrony Card Funding LLC, Ser 2019-A1, Cl A 2.950%, 03/15/2025	8,085	8,374
Synchrony Card Funding LLC, Ser 2019-A2, Cl A 2.340%, 06/15/2025	2,460	2,533
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A 2.210%, 05/15/2024	7,946	8,047

		42,880

Other Asset-Backed Securities — 8.2%

Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A 0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	399	397
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1 1.030%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	631	632
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4 0.955%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	359	358
Barings BDC Static CLO, Ser 2019-1A, Cl A1 1.295%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	833	831
Barings CLO, Ser 2018-3A, Cl A1 1.222%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	800	794
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2 0.850%, VAR ICE LIBOR USD 1 Month+0.675%, 11/25/2035	935	931
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2 0.415%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	352	350
CNH Equipment Trust, Ser 2017-B, Cl A4 2.170%, 04/17/2023	1,275	1,291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2020-A, Cl A3 1.160%, 06/16/2025	$8,835	$8,957
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4 1.600%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	129	129
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3 0.415%, VAR ICE LIBOR USD 1 Month+0.240%, 11/25/2036	2,899	2,824
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3 1.150%, VAR ICE LIBOR USD 1 Month+0.975%, 06/25/2035	1,000	975
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2 2.770%, 04/15/2021 (A)	14	14
Dell Equipment Finance Trust, Ser 2019-1, Cl A2 2.780%, 08/23/2021 (A)	1,110	1,116
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3 1.175%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 ( A)	605	599
Encore Credit Receivables Trust, Ser 2005-2, Cl M2 0.865%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	149	151
Flatiron CLO, Ser 2017-1A, Cl AR 1.165%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	679	675
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A 2.480%, 09/15/2024	6,690	6,927
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1 3.520%, 10/15/2023	2,255	2,332
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A 2.740%, 02/25/2039 (A)	3,151	3,257
HPEFS Equipment Trust, Ser 2019-1A, Cl B 2.320%, 09/20/2029 (A)	3,475	3,531
HSI Asset Securitization Trust, Ser 2006- OPT1, Cl M1 0.535%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	3,168	3,058
JFIN CLO, Ser 2017-2A, Cl A1AR 1.442%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	553	550
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1 1.500%, 05/17/2021 (A)	607	608

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XVI, Ser 2018-16A, Cl AR 1.072%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	$743	$734
Mill City Mortgage Trust, Ser 2015-2, Cl A2 3.000%, 09/25/2057 (A)(B)	2,154	2,184
MMAF Equipment Finance LLC, Ser 2020-A, Cl A2 0.740%, 04/09/2024 (A)	3,720	3,731
Morgan Stanley Capital, Ser 2011-C1, Cl A4 5.033%, 09/15/2047	130	131
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4 0.455%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	1,730	1,720
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A 1.690%, 05/15/2069 (A)	6,657	6,731
Navient Student Loan Trust, Ser 2015-2, Cl A3 0.745%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	957	929
Navient Student Loan Trust, Ser 2016-3A, Cl A2 1.025%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	90	90
Navient Student Loan Trust, Ser 2017-1A, Cl A2 0.925%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	452	452
Navient Student Loan Trust, Ser 2017-2A, Cl A 1.225%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	741	727
Navient Student Loan Trust, Ser 2017-3A, Cl A2 0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	1,665	1,661
Navient Student Loan Trust, Ser 2018-3A, Cl A2 0.595%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (A)	932	929
Nelnet Student Loan Trust, Ser 2012-5A, Cl A 0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	379	369
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2 2.560%, 10/17/2022 (A)	1,065	1,067
Ocean Trails CLO IV, Ser 2013-4A, Cl AR 1.154%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	44	44
Palmer Square CLO, Ser 2018-1A, Cl A1 1.302%, VAR ICE LIBOR USD 3 Month+1.030%, 04/18/2031 (A)	500	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2020-2A, Cl A1 1.272%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2028 (A)	$983	$974
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1 0.655%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	2,009	2,004
PFS Financing, Ser 2017-D, Cl A 2.400%, 10/17/2022 (A)	1,250	1,253
PFS Financing, Ser 2018-B, Cl A 2.890%, 02/15/2023 (A)	3,800	3,842
PFS Financing, Ser 2020-B, Cl A 1.210%, 06/15/2024 (A)	3,490	3,507
PHEAA Student Loan Trust, Ser 2016-1A, Cl A 1.325%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,675	1,671
RAMP Series Trust, Ser 2006-RZ4, Cl A3 0.445%, VAR ICE LIBOR USD 1 Month+0.270%, 10/25/2036	1,441	1,421
Riserva CLO, Ser 2019-3A, Cl AR 1.412%, VAR ICE LIBOR USD 3 Month+1.140%, 10/18/2028 (A)	1,000	992
SLC Student Loan Trust, Ser 2005-3, Cl A3 0.433%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	1,250	1,240
SLC Student Loan Trust, Ser 2007-1, Cl A4 0.340%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,108	1,080
SLM Student Loan Trust, Ser 2003-10A, Cl A3 0.783%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	1,228	1,221
SLM Student Loan Trust, Ser 2003-11, Cl A6 0.863%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	608	604
SLM Student Loan Trust, Ser 2004-1, Cl A4 0.505%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	711	705
SLM Student Loan Trust, Ser 2005-4, Cl A3 0.365%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,271	1,257
SLM Student Loan Trust, Ser 2005-5, Cl A4 0.385%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	1,011	1,002
SLM Student Loan Trust, Ser 2006-5, Cl A5 0.355%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	234	234
SLM Student Loan Trust, Ser 2006-8, Cl A5 0.355%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	332	330

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-9, Cl A5 0.345%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	$213	$213
SLM Student Loan Trust, Ser 2007-6, Cl A4 0.625%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	814	812
SLM Student Loan Trust, Ser 2011-2, Cl A1 0.775%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	405	404
SLM Student Loan Trust, Ser 2012-2, Cl A 0.875%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,019	958
SLM Student Loan Trust, Ser 2013-2, Cl A 0.625%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2043	1,252	1,206
SLM Student Loan Trust, Ser 2013-4, Cl A 0.725%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	1,328	1,297
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/2028 (A)	2,607	2,639
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2 0.835%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	174	173
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1 0.895%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	12	12
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1 0.745%, VAR ICE LIBOR USD 1 Month+0.570%, 05/25/2035	555	550
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1 0.425%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	1,840	1,812
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1 1.175%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	1,658	1,658
Transportation Finance Equipment Trust, Ser 2019-1, Cl A3 1.850%, 04/24/2023 (A)	5,095	5,183
Treman Park CLO, Ser 2018-1A, Cl ARR 1.342%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,093
Voya CLO, Ser 2018-2A, Cl AR 1.226%, VAR ICE LIBOR USD 3 Month+0.970%, 07/23/2027 (A)	3,000	2,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-1, Cl M3 0.505%, VAR ICE LIBOR USD 1 Month+0.330%, 05/25/2036	$1,978	$1,917

		109,520

Total Asset-Backed Securities (Cost $231,662) ($ Thousands)		234,173

MUNICIPAL BONDS — 5.4%

Arizona — 0.3%
Phoenix, Civic Improvement, RB 2.107%, 07/01/2021	3,500	3,523

California — 1.6%
Bay Area, Toll Authority, RB 2.128%, 04/01/2022	4,525	4,629
2.075%, 04/01/2021	4,000	4,034
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB 1.713%, 05/01/2021	5,844	5,901
Riverside County, Pension Obligation, RB 2.363%, 02/15/2023	2,855	2,963
San Francisco Bay Area, Rapid Transit District Sales Tax Revenue, Ser B, RB 2.537%, 07/01/2022	3,355	3,473
Upper Santa Clara Valley, Joint Powers Authority, Ser B, RB 0.525%, 08/01/2022	3,500	3,501

		24,501

Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser D, RB 2.124%, 10/01/2021	2,335	2,349

Hawaii — 0.2%
Honolulu, Wastewater System Revenue, Ser A, RB 2.000%, 07/01/2022	3,000	3,077

New York — 1.9%
Long Island, Power Authority, Ser C, RB Callable 06/01/2022 @ 100 0.764%, 03/01/2023	3,610	3,612
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser A3, RB 2.710%, 08/01/2023	5,095	5,431
New York City, Transitional Finance Authority, Building Aid Revenue, RB 3.310%, 07/15/2022	5,195	5,415

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B-2, RB 2.310%, 11/01/2026	$820	$895
New York State, Urban Development, RB 0.622%, 03/15/2023	8,785	8,788

		24,141

Pennsylvania — 0.3%
Pennsylvania State University, Ser D, RB 1.353%, 09/01/2023	1,870	1,911
1.140%, 09/01/2022	2,515	2,542

		4,453

South Carolina — 0.3%
South Carolina, Public Service Authority, Ser D, RB 2.388%, 12/01/2023	3,555	3,683

Texas — 0.5%
Dallas, Ser A, RB 1.939%, 11/01/2023	3,500	3,608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Utility System Revenue, Ser B, RB 3.428%, 05/15/2023	$2,225	$2,390

		5,998

Washington — 0.1%
Franklin County, Ser B, RB 1.980%, 09/01/2021	1,000	1,007

Total Municipal Bonds (Cost $71,683) ($ Thousands)		72,732

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	16,133,035	16,133

Total Cash Equivalent (Cost $16,133) ($ Thousands)		16,133

Total Investments in Securities — 100.0% (Cost $1,320,236) ($ Thousands)		$1,339,065

The open futures contracts held by the Fund at August 31, 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	27	Jan-2021	$5,966	$5,966	$–
U.S. 5-Year Treasury Note	(17)	Jan-2021	(2,138)	(2,143)	(5)
Ultra 10-Year U.S. Treasury Note	(35)	Dec-2020	(5,591)	(5,580)	11
			$(1,763)	$(1,757)	$6

Percentages are based on Net Assets of $1,338,756 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $330,855 ($ Thousands), representing 24.7% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

DAC – Designated Activity Company

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

GNMA – Government National Mortgage Association

ICE– Intercontinental Exchange

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

VAR – Variable Rate

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Limited Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	418,660	–	418,660
Mortgage-Backed Securities	–	309,563	–	309,563
U.S. Treasury Obligations	–	287,804	–	287,804
Asset-Backed Securities	–	234,173	–	234,173
Municipal Bonds	–	72,732	–	72,732
Cash Equivalent	16,133	–	–	16,133

Total Investments in Securities	16,133	1,322,932	–	1,339,065

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	11	–	–	11
Unrealized Depreciation	(5)	–	–	(5)

Total Other Financial Instruments	6	–	–	6

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 23,060	$ 215,311	$ (222,238)	$ –	$ –	$ 16,133	16,133,035	$ 1	$ –

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 89.5%

Communication Services — 5.5%
Alphabet 1.900%, 08/15/2040	$3,620	$3,530
America Movil 6.125%, 03/30/2040	645	936
4.375%, 04/22/2049	425	530
3.125%, 07/16/2022	12,265	12,776
AT&T 8.750%, 11/15/2031	1,150	1,741
6.800%, 05/15/2036	2,915	3,962
5.450%, 03/01/2047	535	701
4.550%, 03/09/2049	1,140	1,346
3.650%, 06/01/2051	3,085	3,253
3.372%, 11/27/2022 (A)(B)	6,000	5,913
2.250%, 02/01/2032	6,580	6,671
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/2025	115	134
4.464%, 07/23/2022	50	53
Comcast 6.450%, 03/15/2037	2,279	3,437
5.650%, 06/15/2035	260	371
4.950%, 10/15/2058	2,370	3,417
4.700%, 10/15/2048	5,620	7,559
4.600%, 10/15/2038	3,025	3,892
4.200%, 08/15/2034	7,700	9,605
4.049%, 11/01/2052	1,800	2,198
3.969%, 11/01/2047	2,618	3,146
3.950%, 10/15/2025	4,090	4,717
3.900%, 03/01/2038	1,120	1,342
3.700%, 04/15/2024	2,135	2,371
3.600%, 03/01/2024	920	1,020
3.400%, 04/01/2030	4,400	5,075
3.400%, 07/15/2046	1,060	1,177
3.375%, 02/15/2025	8,100	9,028
3.375%, 08/15/2025	2,290	2,563
3.150%, 03/01/2026	3,250	3,646
3.150%, 02/15/2028	780	884
3.100%, 04/01/2025	1,870	2,069
Comcast Cable Communications Holdings 9.455%, 11/15/2022	3,850	4,642
Cox Communications 6.450%, 12/01/2036 (A)	2,610	3,643
Discovery Communications LLC 5.000%, 09/20/2037	945	1,118
2.950%, 03/20/2023	2,362	2,497
Fox 3.050%, 04/07/2025	755	827
NBCUniversal Media LLC 6.400%, 04/30/2040	2,555	3,919
5.950%, 04/01/2041	1,669	2,488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Spectrum LLC 5.152%, 03/20/2028 (A)	$6,735	$7,918
4.738%, 03/20/2025 (A)	6,525	7,077
3.360%, 09/20/2021 (A)	696	704
Time Warner Cable LLC 6.550%, 05/01/2037	1,975	2,660
T-Mobile USA 3.500%, 04/15/2025 (A)	3,290	3,635
2.050%, 02/15/2028 (A)	3,553	3,639
Verizon Communications 7.750%, 12/01/2030	1,750	2,743
5.012%, 04/15/2049	2,220	3,096
4.862%, 08/21/2046	990	1,337
4.522%, 09/15/2048	3,701	4,867
3.850%, 11/01/2042	555	664
ViacomCBS 6.875%, 04/30/2036	2,760	3,769
4.750%, 05/15/2025	3,700	4,270
Walt Disney 6.400%, 12/15/2035	2,266	3,412
3.600%, 01/13/2051	2,550	2,909
2.750%, 09/01/2049	5,418	5,344
2.650%, 01/13/2031	1,910	2,070

		188,311

Consumer Discretionary — 3.8%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,759	3,455
Alibaba Group Holding 2.800%, 06/06/2023	2,060	2,180
Amazon.com 3.875%, 08/22/2037	4,295	5,370
2.800%, 08/22/2024	2,800	3,049
American Honda Finance 1.950%, 05/20/2022	12,280	12,594
BMW US Capital LLC 4.150%, 04/09/2030 (A)	3,300	3,910
2.800%, 04/11/2026 (A)	3,630	3,940
Ferguson Finance 4.500%, 10/24/2028 (A)	2,266	2,581
3.250%, 06/02/2030 (A)	4,865	5,189
Ford Motor Credit LLC 4.271%, 01/09/2027	4,515	4,549
3.813%, 10/12/2021	6,270	6,294
General Motors 6.250%, 10/02/2043	180	210
5.950%, 04/01/2049	265	313
General Motors Financial 3.550%, 07/08/2022	4,770	4,960
1.700%, 08/18/2023	6,800	6,842

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Home Depot 5.875%, 12/16/2036	$3,889	$5,823
4.500%, 12/06/2048	1,875	2,509
4.400%, 03/15/2045	840	1,082
3.900%, 06/15/2047	1,505	1,838
3.500%, 09/15/2056	2,895	3,452
3.350%, 09/15/2025	1,660	1,871
3.350%, 04/15/2050	735	841
3.300%, 04/15/2040	830	948
2.800%, 09/14/2027	3,120	3,467
2.700%, 04/15/2030	9,255	10,280
Kohl’s 9.500%, 05/15/2025	820	987
5.550%, 07/17/2045	4,040	3,689
McDonald’s MTN 2.125%, 03/01/2030	2,900	3,017
NIKE 3.250%, 03/27/2040	750	845
NVR 3.950%, 09/15/2022	2,365	2,503
QVC 4.850%, 04/01/2024	1,060	1,121
Target 6.500%, 10/15/2037	2,650	4,103
4.000%, 07/01/2042	1,700	2,188
2.650%, 09/15/2030	6,237	6,939
2.500%, 04/15/2026	1,810	1,983
Volkswagen Group of America Finance LLC 2.700%, 09/26/2022 (A)	4,505	4,684

		129,606

Consumer Staples — 7.2%
Advocate Health & Hospitals 2.211%, 06/15/2030	3,670	3,789
Altria Group 9.950%, 11/10/2038	1,708	2,756
5.950%, 02/14/2049	570	775
5.800%, 02/14/2039	260	331
5.375%, 01/31/2044	1,595	1,980
4.500%, 05/02/2043	375	411
4.400%, 02/14/2026	1,645	1,907
3.400%, 05/06/2030	845	932
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	250	309
4.700%, 02/01/2036	3,373	4,052
Anheuser-Busch InBev Worldwide 8.000%, 11/15/2039	7,315	11,533
4.750%, 01/23/2029	5,220	6,367
Archer-Daniels-Midland 4.500%, 03/15/2049	4,605	6,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAT Capital 4.906%, 04/02/2030	$7,150	$8,513
3.215%, 09/06/2026	4,675	5,072
2.764%, 08/15/2022	4,285	4,453
Bayer US Finance II LLC 3.500%, 06/25/2021 (A)	5,000	5,109
Bayer US Finance LLC 3.375%, 10/08/2024 (A)	1,820	1,993
Bon Secours Mercy Health 3.464%, 06/01/2030	1,930	2,186
Bowdoin College 4.693%, 07/01/2112	378	438
Bunge Finance 1.630%, 08/17/2025	1,910	1,922
Coca-Cola 2.500%, 06/01/2040	2,525	2,615
1.550%, 09/01/2021	4,015	4,064
Constellation Brands 4.400%, 11/15/2025	1,335	1,558
Costco Wholesale 1.600%, 04/20/2030	3,000	3,057
CVS Pass-Through Trust 8.353%, 07/10/2031 (A)	2,009	2,586
7.507%, 01/10/2032 (A)	1,391	1,735
CVS, Pass-Through Trust 6.036%, 12/10/2028	2,704	3,070
Diageo Capital 2.125%, 04/29/2032	775	806
Georgetown University 4.315%, 04/01/2049	2,360	3,030
Health Care Service 1.500%, 06/01/2025 (A)	4,585	4,712
Hershey 3.100%, 05/15/2021	4,805	4,902
2.300%, 08/15/2026	3,985	4,319
2.050%, 11/15/2024	4,400	4,669
Kimberly-Clark 3.200%, 04/25/2029	5,080	5,839
Kroger 3.850%, 08/01/2023	2,700	2,933
Land O’ Lakes 6.000%, 11/15/2022 (A)	640	682
Mars 4.200%, 04/01/2059 (A)	1,520	1,952
3.600%, 04/01/2034 (A)	1,790	2,169
3.200%, 04/01/2030 (A)	2,435	2,787
2.700%, 04/01/2025 (A)	7,530	8,166
2.375%, 07/16/2040 (A)	5,086	5,004
Massachusetts Institute of Technology 5.600%, 07/01/2111	3,235	5,680
Mondelez International 2.125%, 04/13/2023	1,515	1,575

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nestle Holdings 4.000%, 09/24/2048 (A)	$1,455	$1,919
3.500%, 09/24/2025 (A)	6,130	6,965
New York and Presbyterian Hospital 1.651%, 08/01/2030	2,487	2,494
Northwestern University 3.662%, 12/01/2057	1,820	2,284
PepsiCo 3.625%, 03/19/2050	605	735
3.450%, 10/06/2046	2,386	2,807
3.375%, 07/29/2049	3,185	3,667
2.625%, 03/19/2027	2,075	2,292
2.375%, 10/06/2026	3,920	4,288
1.625%, 05/01/2030	1,335	1,380
Philip Morris International 4.500%, 03/20/2042	2,350	2,888
4.375%, 11/15/2041	2,045	2,514
3.875%, 08/21/2042	3,460	3,988
2.500%, 11/02/2022	4,640	4,843
2.375%, 08/17/2022	3,045	3,157
Procter & Gamble 3.600%, 03/25/2050	132	168
3.550%, 03/25/2040	450	551
Reynolds American 8.125%, 05/01/2040	980	1,357
7.250%, 06/15/2037	2,395	3,215
4.450%, 06/12/2025	1,575	1,794
Takeda Pharmaceutical 2.050%, 03/31/2030	3,352	3,403
Unilever Capital 2.125%, 09/06/2029	2,840	3,028
University of Southern California 5.250%, 10/01/2111	3,250	5,191
Walmart 4.050%, 06/29/2048	5,284	6,866
2.950%, 09/24/2049	3,905	4,340
2.550%, 04/11/2023	7,590	8,014
2.375%, 09/24/2029	6,015	6,615
2.350%, 12/15/2022	4,655	4,871

		244,820

Energy — 6.5%
BP Capital Markets 3.723%, 11/28/2028	2,159	2,487
3.279%, 09/19/2027	1,825	2,039
BP Capital Markets America 3.937%, 09/21/2028	2,205	2,581
3.216%, 11/28/2023	5,420	5,843
3.000%, 02/24/2050	1,160	1,142
2.772%, 11/10/2050	2,700	2,555
2.520%, 09/19/2022	4,430	4,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cameron LNG LLC 2.902%, 07/15/2031 (A)	$478	$524
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	2,120	2,386
Chevron 2.895%, 03/03/2024	4,000	4,309
2.236%, 05/11/2030	7,687	8,209
Colonial Enterprises 3.250%, 05/15/2030 (A)	3,325	3,696
ConocoPhillips 6.500%, 02/01/2039	3,065	4,642
1.180%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	3,991
Diamondback Energy 4.750%, 05/31/2025	1,225	1,345
2.875%, 12/01/2024	1,675	1,726
Energy Transfer Operating 4.650%, 06/01/2021	2,982	3,036
Eni Spa 4.000%, 09/12/2023 (A)	6,800	7,359
Enterprise Products Operating LLC 3.900%, 02/15/2024	4,250	4,676
EOG Resources 4.375%, 04/15/2030	1,915	2,295
Equinor 3.700%, 04/06/2050	1,385	1,615
3.625%, 04/06/2040	1,385	1,598
2.875%, 04/06/2025	3,480	3,816
2.375%, 05/22/2030	2,035	2,164
1.750%, 01/22/2026	1,950	2,043
Exxon Mobil 4.327%, 03/19/2050	4,996	6,406
4.227%, 03/19/2040	4,140	5,120
3.452%, 04/15/2051	3,500	3,925
3.043%, 03/01/2026	1,985	2,211
2.995%, 08/16/2039	2,830	3,032
1.571%, 04/15/2023	6,890	7,109
Hess 6.000%, 01/15/2040	2,630	3,042
4.300%, 04/01/2027	3,155	3,361
Kinder Morgan 5.550%, 06/01/2045	1,870	2,317
Lukoil International Finance BV 6.125%, 11/09/2020 (A)	340	343
Marathon Petroleum 4.700%, 05/01/2025	2,865	3,268
4.500%, 05/01/2023	4,085	4,447
MPLX 4.875%, 12/01/2024	1,660	1,874
4.800%, 02/15/2029	2,120	2,459
4.500%, 07/15/2023	1,350	1,462

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.413%, VAR ICE LIBOR USD 3
Month+1.100%, 09/09/2022	$3,290	$3,290
1.213%, VAR ICE LIBOR USD 3
Month+0.900%, 09/09/2021	3,290	3,290
Noble Energy 5.250%, 11/15/2043	615	820
4.200%, 10/15/2049	575	700
Northern Natural Gas 4.250%, 06/01/2021 (A)	720	734
Occidental Petroleum 4.322%, 10/10/2036 (B)	11,000	4,785
Phillips 66 3.850%, 04/09/2025	935	1,046
Sabal Trail Transmission LLC 4.246%, 05/01/2028 (A)	3,415	3,857
Sabine Pass Liquefaction LLC 5.750%, 05/15/2024	1,775	2,031
5.000%, 03/15/2027	1,740	1,979
Saudi Arabian Oil MTN 4.375%, 04/16/2049 (A)	355	431
2.750%, 04/16/2022 (A)	2,985	3,064
Schlumberger Holdings 3.900%, 05/17/2028 (A)	2,444	2,671
Shell International Finance BV 6.375%, 12/15/2038	1,465	2,196
4.125%, 05/11/2035	4,275	5,280
4.000%, 05/10/2046	3,115	3,719
3.750%, 09/12/2046	2,600	2,982
3.400%, 08/12/2023	5,525	5,996
2.500%, 09/12/2026	315	346
2.375%, 11/07/2029	2,715	2,891
Spectra Energy Partners 3.375%, 10/15/2026	1,835	2,022
Suncor Energy 3.100%, 05/15/2025	3,535	3,878
Suncor Energy Ventures 4.500%, 04/01/2022 (A)	1,950	2,018
Sunoco Logistics Partners Operations 4.400%, 04/01/2021	2,000	2,034
4.000%, 10/01/2027	1,265	1,301
Tennessee Gas Pipeline LLC 8.375%, 06/15/2032	3,265	4,544
2.900%, 03/01/2030 (A)	4,230	4,424
Total Capital 3.883%, 10/11/2028	5,330	6,326
Total Capital International 3.386%, 06/29/2060	1,250	1,367
3.127%, 05/29/2050	2,980	3,137
TransCanada PipeLines 3.750%, 10/16/2023	5,000	5,444
Valero Energy 2.850%, 04/15/2025	2,255	2,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams Partners 5.800%, 11/15/2043	$745	$887

		222,962

Financials — 30.1%
AIA Group 3.600%, 04/09/2029 (A)	9,500	10,713
AIG SunAmerica Global Financing X 6.900%, 03/15/2032 (A)	1,436	2,177
American Express 3.700%, 11/05/2021	10,570	10,972
3.700%, 08/03/2023	4,810	5,239
2.500%, 08/01/2022	15,971	16,575
2.200%, 10/30/2020	1,730	1,733
Ameriprise Financial 4.000%, 10/15/2023	2,450	2,720
Apollo Management Holdings 5.000%, 03/15/2048 (A)	2,730	3,287
4.400%, 05/27/2026 (A)	1,140	1,312
4.000%, 05/30/2024 (A)	6,353	6,997
Athene Global Funding 3.000%, 07/01/2022 (A)	3,480	3,601
2.950%, 11/12/2026 (A)	4,485	4,726
Athene Holding 4.125%, 01/12/2028	1,160	1,269
Banco Santander 3.125%, 02/23/2023	3,230	3,401
2.746%, 05/28/2025	3,905	4,152
2.706%, 06/27/2024	6,975	7,442
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)	3,880	4,375
Banistmo 4.250%, 07/31/2027 (A)	3,330	3,389
Bank of America 6.000%, 10/15/2036	440	639
3.419%, VAR ICE LIBOR USD 3
Month+1.040%, 12/20/2028	70	78
3.366%, VAR ICE LIBOR USD 3
Month+0.810%, 01/23/2026	12,335	13,565
3.004%, VAR ICE LIBOR USD 3
Month+0.790%, 12/20/2023	6,152	6,483
Bank of America MTN 4.450%, 03/03/2026	900	1,043
4.330%, VAR ICE LIBOR USD 3
Month+1.520%, 03/15/2050	1,430	1,850
4.271%, VAR ICE LIBOR USD 3
Month+1.310%, 07/23/2029	9,960	11,780
4.183%, 11/25/2027	6,880	7,935
4.083%, VAR ICE LIBOR USD 3
Month+3.150%, 03/20/2051	8,870	11,107
4.000%, 01/22/2025	1,300	1,457

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.970%, VAR ICE LIBOR USD 3
Month+1.070%, 03/05/2029	$1,195	$1,377
3.705%, VAR ICE LIBOR USD 3
Month+1.512%, 04/24/2028	13,945	15,818
3.593%, VAR ICE LIBOR USD 3
Month+1.370%, 07/21/2028	55	62
3.458%, VAR ICE LIBOR USD 3
Month+0.970%, 03/15/2025	9,500	10,395
3.248%, 10/21/2027	3,990	4,443
2.884%, VAR ICE LIBOR USD 3
Month+1.190%, 10/22/2030	5,995	6,524
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	5,565	5,681
2.328%, VAR ICE LIBOR USD 3
Month+0.630%, 10/01/2021	4,405	4,412
Bank of Montreal MTN 3.300%, 02/05/2024	4,490	4,902
1.900%, 08/27/2021	4,875	4,955
Bank of New York Mellon MTN 3.450%, 08/11/2023	6,755	7,366
2.450%, 08/17/2026	645	706
Bank of Nova Scotia 4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(C)	3,930	4,112
Barclays 4.610%, VAR ICE LIBOR USD 3
Month+1.400%, 02/15/2023	2,745	2,886
3.932%, VAR ICE LIBOR USD 3
Month+1.610%, 05/07/2025	4,330	4,707
Berkshire Hathaway 3.125%, 03/15/2026	1,978	2,213
Berkshire Hathaway Finance 4.250%, 01/15/2049	90	117
BGC Partners 3.750%, 10/01/2024	775	776
Blackstone Holdings Finance LLC 5.000%, 06/15/2044 (A)	738	950
4.750%, 02/15/2023 (A)	2,014	2,215
4.450%, 07/15/2045 (A)	1,534	1,859
3.150%, 10/02/2027 (A)	1,878	2,078
BNP Paribas 2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (A)	3,925	4,095
Capital One Financial 3.650%, 05/11/2027	4,523	5,036
3.300%, 10/30/2024	4,618	5,027
Carlyle Finance Subsidiary LLC 3.500%, 09/19/2029 (A)	2,697	2,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carlyle Holdings Finance LLC 3.875%, 02/01/2023 (A)	$861	$924
CDP Financial 5.600%, 11/25/2039 (A)	700	1,030
Charles Schwab 3.850%, 05/21/2025	5,445	6,239
2.650%, 01/25/2023	8,646	9,106
Chubb INA Holdings 4.350%, 11/03/2045	1,138	1,518
2.875%, 11/03/2022	1,965	2,052
Cincinnati Financial 6.125%, 11/01/2034	2,882	4,136
Citadel 4.875%, 01/15/2027 (A)	3,820	4,078
Citigroup 8.125%, 07/15/2039	2,889	5,098
5.500%, 09/13/2025	880	1,049
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	4,970	6,960
4.650%, 07/23/2048	3,288	4,425
4.450%, 09/29/2027	180	209
4.281%, VAR ICE LIBOR USD 3
Month+1.839%, 04/24/2048	2,918	3,779
3.400%, 05/01/2026	6,375	7,153
2.900%, 12/08/2021	4,200	4,326
CME Group 4.150%, 06/15/2048	1,989	2,617
Cooperatieve Rabobank UA 4.625%, 12/01/2023	3,005	3,347
3.875%, 09/26/2023 (A)	3,000	3,298
1.144%, VAR ICE LIBOR USD 3
Month+0.860%, 09/26/2023 (A)	6,790	6,858
Credit Agricole MTN 3.750%, 04/24/2023 (A)	4,640	5,009
Credit Suisse Group 4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	1,640	1,913
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (A)	6,540	6,753
Credit Suisse NY 3.000%, 10/29/2021	3,760	3,877
2.800%, 04/08/2022	6,340	6,587
Equitable Financial Life Global Funding 1.400%, 07/07/2025 (A)	1,473	1,509
1.400%, 08/27/2027 (A)	1,973	1,977
Equitable Holdings 3.900%, 04/20/2023	2,440	2,629

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	$3,060	$3,146
European Investment Bank 2.250%, 03/15/2022	3,695	3,811
1.375%, 09/06/2022	2,790	2,855
Farmers Exchange Capital III 5.454%, VAR ICE LIBOR USD 3
Month+3.454%, 10/15/2054 (A)	1,640	1,978
Fifth Third Bancorp 2.550%, 05/05/2027	1,920	2,080
Fifth Third Bank 2.875%, 10/01/2021	3,570	3,657
First Republic Bank 2.500%, 06/06/2022	1,718	1,773
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/2024	2,800	2,883
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	4,190	4,668
Goldman Sachs Capital I 6.345%, 02/15/2034	2,010	2,837
Goldman Sachs Group 6.750%, 10/01/2037	405	591
6.450%, 05/01/2036	630	874
4.750%, 10/21/2045	180	240
4.411%, VAR ICE LIBOR USD 3
Month+1.430%, 04/23/2039	940	1,160
4.017%, VAR ICE LIBOR USD 3
Month+1.373%, 10/31/2038	140	165
3.850%, 01/26/2027	140	160
3.800%, 03/15/2030	5,130	5,977
3.500%, 01/23/2025	2,265	2,488
3.500%, 11/16/2026	4,613	5,147
3.272%, VAR ICE LIBOR USD 3
Month+1.201%, 09/29/2025	9,475	10,337
2.908%, VAR ICE LIBOR USD 3
Month+1.053%, 06/05/2023	1,045	1,086
2.876%, VAR ICE LIBOR USD 3
Month+0.821%, 10/31/2022	4,463	4,578
1.450%, VAR ICE LIBOR USD 3
Month+1.170%, 05/15/2026	1,125	1,137
Goldman Sachs Group MTN 4.800%, 07/08/2044	6,020	7,929
2.905%, VAR ICE LIBOR USD 3
Month+0.990%, 07/24/2023	4,145	4,323
Guardian Life Global Funding 1.100%, 06/23/2025 (A)	1,800	1,824
HSBC Bank PLC 7.650%, 05/01/2025	2,880	3,572
HSBC Bank USA 7.000%, 01/15/2039	6,726	10,260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings 4.950%, 03/31/2030	$2,285	$2,814
4.041%, VAR ICE LIBOR USD 3
Month+1.546%, 03/13/2028	11,362	12,782
3.262%, VAR ICE LIBOR USD 3
Month+1.055%, 03/13/2023	8,800	9,144
ING Bank 5.800%, 09/25/2023 (A)	298	337
ING Groep 4.625%, 01/06/2026 (A)	3,445	4,077
4.100%, 10/02/2023	3,950	4,360
3.550%, 04/09/2024	4,460	4,892
Intercontinental Exchange 4.250%, 09/21/2048	4,417	5,490
3.000%, 06/15/2050	1,650	1,734
1.850%, 09/15/2032	8,245	8,362
International Bank for Reconstruction & Development MTN 1.625%, 03/09/2021	4,705	4,739
JPMorgan Chase 8.750%, 09/01/2030	1,291	1,914
7.750%, 07/15/2025	1,690	2,192
6.400%, 05/15/2038	2,612	4,044
5.500%, 10/15/2040	1,000	1,447
4.260%, VAR ICE LIBOR USD 3
Month+1.580%, 02/22/2048	1,290	1,641
3.964%, VAR ICE LIBOR USD 3
Month+1.380%, 11/15/2048	50	61
3.960%, VAR ICE LIBOR USD 3
Month+1.245%, 01/29/2027	2,755	3,165
3.897%, VAR ICE LIBOR USD 3
Month+1.220%, 01/23/2049	4,840	5,934
3.875%, 09/10/2024	3,331	3,713
3.509%, VAR ICE LIBOR USD 3
Month+0.945%, 01/23/2029	15,247	17,220
3.250%, 09/23/2022	3,704	3,921
3.220%, VAR ICE LIBOR USD 3
Month+1.155%, 03/01/2025	2,275	2,459
3.200%, 01/25/2023	3,400	3,625
3.200%, 06/15/2026	15,720	17,594
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	465	506
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	270	293
2.700%, 05/18/2023	3,815	4,031
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	8,778	9,410
0.800%, VAR ICE LIBOR USD 3
Month+0.550%, 02/01/2027	1,630	1,496

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KKR Group Finance III LLC 5.125%, 06/01/2044 (A)	$4,703	$5,839
KKR Group Finance VIII LLC 3.500%, 08/25/2050 (A)	1,275	1,301
Korea Development Bank MTN 1.750%, 02/18/2025	5,905	6,126
Kreditanstalt fuer Wiederaufbau 2.500%, 02/15/2022	24,730	25,548
2.125%, 01/17/2023	3,320	3,469
Lincoln National 3.400%, 01/15/2031	3,100	3,459
Lloyds Banking Group 2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/2026	4,500	4,733
Macquarie Group 3.189%, VAR ICE LIBOR USD 3
Month+1.023%, 11/28/2023 (A)	7,108	7,438
Marsh & McLennan 2.250%, 11/15/2030	4,665	4,895
Massachusetts Mutual Life Insurance 3.375%, 04/15/2050 (A)	1,153	1,195
Mercury General 4.400%, 03/15/2027	4,805	5,231
MetLife 4.050%, 03/01/2045	1,250	1,528
Metropolitan Life Global Funding I MTN 3.600%, 01/11/2024 (A)	5,765	6,346
2.400%, 06/17/2022 (A)	6,924	7,178
Mitsubishi UFJ Financial Group 3.195%, 07/18/2029	1,820	2,020
Moody’s 2.550%, 08/18/2060	2,136	1,998
Morgan Stanley 3.625%, 01/20/2027	8,990	10,270
Morgan Stanley MTN 6.375%, 07/24/2042	2,080	3,296
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	5,685	8,764
4.300%, 01/27/2045	4,450	5,802
4.100%, 05/22/2023	1,670	1,816
3.971%, VAR ICE LIBOR USD 3
Month+1.455%, 07/22/2038	1,840	2,221
3.875%, 04/29/2024	4,860	5,406
3.750%, 02/25/2023	12,947	13,976
2.500%, 04/21/2021	3,850	3,904
MUFG Americas Holdings 3.000%, 02/10/2025	2,975	3,209
MUFG Union Bank 3.150%, 04/01/2022	6,260	6,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mutual of Omaha Insurance 4.297%, VAR ICE LIBOR USD 3
Month+2.640%, 07/15/2054 (A)	$1,475	$1,525
Nasdaq 3.250%, 04/28/2050	1,435	1,539
National Rural Utilities Cooperative Finance 4.750%, VAR ICE LIBOR USD 3
Month+2.910%, 04/30/2043	2,056	2,119
4.400%, 11/01/2048	4,120	5,469
4.300%, 03/15/2049	2,558	3,321
4.023%, 11/01/2032	395	485
Nationwide Mutual Insurance 9.375%, 08/15/2039 (A)	1,360	2,232
4.350%, 04/30/2050 (A)	3,471	3,828
Natwest Group 3.498%, VAR ICE LIBOR USD 3
Month+1.480%, 05/15/2023	4,175	4,356
3.032%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.350%, 11/28/2035	2,730	2,717
New York Life Global Funding 3.250%, 08/06/2021 (A)	5,090	5,232
New York Life Global Funding MTN 2.000%, 04/13/2021 (A)	5,000	5,052
New York Life Insurance 3.750%, 05/15/2050 (A)	1,420	1,617
Pacific Life Global Funding II 1.200%, 06/24/2025 (A)	1,350	1,372
Pacific Life Insurance 4.300%, VAR ICE LIBOR USD 3
Month+2.796%, 10/24/2067 (A)	1,455	1,531
Peachtree Corners Funding Trust 3.976%, 02/15/2025 (A)	4,431	4,882
PNC Bank 3.300%, 10/30/2024	1,840	2,038
PNC Financial Services Group 2.600%, 07/23/2026	7,740	8,500
Pricoa Global Funding I 3.450%, 09/01/2023 (A)	4,850	5,271
Principal Life Global Funding II 2.625%, 11/19/2020 (A)	3,038	3,053
2.375%, 11/21/2021 (A)	3,000	3,072
1.500%, 08/27/2030 (A)	3,374	3,348
1.250%, 06/23/2025 (A)	1,350	1,378
Prudential 3.125%, 04/14/2030	2,008	2,223
Prudential Financial MTN 5.700%, 12/14/2036	1,660	2,374
1.500%, 03/10/2026	4,945	5,162
S&P Global 3.250%, 12/01/2049	3,755	4,365

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 1 4.375%, 05/28/2030 (A)	$3,380	$3,804
3.625%, 01/28/2026 (A)	4,545	4,857
Securian Financial Group 4.800%, 04/15/2048 (A)	1,938	2,330
Standard Chartered 4.247%, VAR ICE LIBOR USD 3
Month+1.150%, 01/20/2023 (A)	4,602	4,787
State Street 3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,980	5,469
Sumitomo Mitsui Financial Group 2.448%, 09/27/2024	2,750	2,922
Svenska Handelsbanken MTN 3.350%, 05/24/2021	2,200	2,249
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	935	1,180
4.270%, 05/15/2047 (A)	130	154
Travelers 3.750%, 05/15/2046	1,505	1,807
2.550%, 04/27/2050	1,125	1,117
Truist Bank 3.800%, 10/30/2026	1,780	2,074
3.200%, 04/01/2024	6,315	6,898
2.250%, 03/11/2030	1,620	1,687
Truist Financial 4.000%, 05/01/2025	7,740	8,837
Truist Financial MTN 3.050%, 06/20/2022	11,435	11,947
2.850%, 10/26/2024	2,365	2,584
UBS 2.450%, 12/01/2020 (A)	1,530	1,536
UBS MTN 4.500%, 06/26/2048 (A)	3,075	4,391
UBS Group 4.125%, 09/24/2025 (A)	1,265	1,452
3.491%, 05/23/2023 (A)	3,885	4,075
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	2,700	2,715
US Bancorp 3.375%, 02/05/2024	5,740	6,278
US Bancorp MTN 3.000%, 07/30/2029	10,540	11,679
2.950%, 07/15/2022	2,110	2,209
1.375%, 07/22/2030	3,230	3,203
Validus Holdings 8.875%, 01/26/2040	1,760	2,865
Wells Fargo 5.950%, 12/15/2036	975	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.606%, 01/15/2044	$3,421	$4,660
3.069%, 01/24/2023	6,395	6,616
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	7,250	7,678
3.000%, 04/22/2026	8,965	9,825
Wells Fargo MTN 5.013%, VAR ICE LIBOR USD 3
Month+4.240%, 04/04/2051	415	567
4.900%, 11/17/2045	1,415	1,797
4.750%, 12/07/2046	2,858	3,619
4.400%, 06/14/2046	3,385	4,054
4.300%, 07/22/2027	939	1,082
3.584%, VAR ICE LIBOR USD 3
Month+1.310%, 05/22/2028	6,541	7,341
3.196%, VAR ICE LIBOR USD 3
Month+1.170%, 06/17/2027	8,425	9,217
2.879%, VAR ICE LIBOR USD 3
Month+1.170%, 10/30/2030	4,300	4,628
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	8,120	8,483
2.164%, VAR ICE LIBOR USD 3
Month+0.750%, 02/11/2026	6,755	7,048
WR Berkley 4.000%, 05/12/2050	3,015	3,487

		1,027,034

Health Care — 8.2%
AbbVie 2.150%, 11/19/2021 (A)	12,845	13,107
Advocate Health & Hospitals 4.272%, 08/15/2048	2,984	3,842
Ascension Health 3.945%, 11/15/2046	4,194	5,321
3.106%, 11/15/2039	1,610	1,751
2.532%, 11/15/2029	3,500	3,921
AstraZeneca 3.375%, 11/16/2025	2,680	3,022
Baxter International 3.750%, 10/01/2025 (A)	3,835	4,373
Bayer US Finance II LLC 4.700%, 07/15/2064 (A)	3,685	4,091
Blue Cross & Blue Shield of Minnesota 3.790%, 05/01/2025 (A)	2,086	2,276
Bristol-Myers Squibb 5.000%, 08/15/2045	1,900	2,709
4.550%, 02/20/2048	255	352
3.400%, 07/26/2029	4,405	5,147
3.200%, 06/15/2026	1,355	1,542
2.900%, 07/26/2024	4,245	4,626

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna 4.125%, 11/15/2025	$2,154	$2,491
2.400%, 03/15/2030	2,655	2,790
CommonSpirit Health 4.350%, 11/01/2042	1,630	1,798
4.187%, 10/01/2049	2,815	3,021
CVS Health 4.100%, 03/25/2025	1,297	1,479
3.700%, 03/09/2023	3,504	3,773
3.000%, 08/15/2026	2,105	2,312
1.750%, 08/21/2030	5,065	5,007
DH Europe Finance II Sarl 2.050%, 11/15/2022	3,635	3,757
Eli Lilly 3.375%, 03/15/2029	3,155	3,676
Gilead Sciences 4.800%, 04/01/2044	1,300	1,731
4.750%, 03/01/2046	1,625	2,175
4.000%, 09/01/2036	1,145	1,434
3.650%, 03/01/2026	815	935
3.250%, 09/01/2022	5,765	6,061
GlaxoSmithKline Capital 3.875%, 05/15/2028	2,040	2,421
Health Care Service, A Mutual Legal Reserve 3.200%, 06/01/2050 (A)	3,025	3,154
2.200%, 06/01/2030 (A)	4,515	4,610
Johnson & Johnson 2.900%, 01/15/2028	2,435	2,757
2.625%, 01/15/2025	1,660	1,808
1.300%, 09/01/2030	5,355	5,429
Kaiser Foundation Hospitals 4.150%, 05/01/2047	2,830	3,630
3.150%, 05/01/2027	2,005	2,251
Medtronic 4.625%, 03/15/2045	931	1,284
4.375%, 03/15/2035	1,732	2,288
Memorial Health Services 3.447%, 11/01/2049	1,620	1,705
Merck 3.900%, 03/07/2039	2,865	3,581
3.600%, 09/15/2042	2,000	2,433
3.400%, 03/07/2029	2,385	2,789
2.450%, 06/24/2050	570	572
2.350%, 02/10/2022	3,630	3,744
2.350%, 06/24/2040	1,270	1,296
MultiCare Health System 2.803%, 08/15/2050	4,370	4,411
New York and Presbyterian Hospital 4.763%, 08/01/2116	1,395	1,791
Northwell Healthcare 4.260%, 11/01/2047	1,915	2,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novartis Capital 3.000%, 11/20/2025	$4,115	$4,571
2.750%, 08/14/2050	5,016	5,335
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667%, 10/01/2050	5,210	4,909
Pfizer 4.000%, 03/15/2049	1,165	1,482
3.000%, 12/15/2026	2,065	2,353
2.800%, 03/11/2022	7,950	8,254
2.625%, 04/01/2030	9,926	11,082
2.550%, 05/28/2040	1,090	1,144
Pharmacia 6.600%, 12/01/2028	1,000	1,391
Providence St. Joseph Health Obligated Group 2.532%, 10/01/2029	9,800	10,592
Roche Holdings 2.625%, 05/15/2026 (A)	3,145	3,474
Royalty Pharma 2.200%, 09/02/2030 (A)	3,950	3,914
1.750%, 09/02/2027 (A)	1,700	1,696
RWJ Barnabas Health 3.477%, 07/01/2049	4,000	4,226
SSM Health Care 3.688%, 06/01/2023	7,331	7,864
Stanford Health Care 3.310%, 08/15/2030	990	1,129
Stryker 1.950%, 06/15/2030	1,459	1,499
Takeda Pharmaceutical 3.175%, 07/09/2050	2,320	2,379
UnitedHealth Group 6.875%, 02/15/2038	2,300	3,706
6.500%, 06/15/2037	1,645	2,542
4.625%, 07/15/2035	5,090	6,730
4.200%, 01/15/2047	1,432	1,817
3.875%, 12/15/2028	1,835	2,193
3.850%, 06/15/2028	1,275	1,508
3.750%, 07/15/2025	3,700	4,241
3.700%, 12/15/2025	1,705	1,963
3.700%, 08/15/2049	420	509
3.500%, 02/15/2024	6,745	7,428
2.750%, 05/15/2040	2,040	2,161
2.375%, 10/15/2022	4,245	4,432
2.000%, 05/15/2030	2,300	2,411
Wyeth LLC 6.000%, 02/15/2036	1,400	2,036
5.950%, 04/01/2037	3,700	5,484

		279,187

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 7.5%
Air Lease 3.875%, 07/03/2023	$4,406	$4,583
Airbus 3.950%, 04/10/2047 (A)	2,800	3,191
American Airlines Pass-Through Trust, Ser 2013-1, Cl A 4.000%, 07/15/2025	1,884	1,560
American Airlines Pass-Through Trust, Ser 2013-2, Cl A 4.950%, 01/15/2023	780	632
Aviation Capital Group LLC 2.875%, 01/20/2022 (A)	2,055	2,042
BAE Systems Holdings 3.800%, 10/07/2024 (A)	1,700	1,892
BAE Systems PLC 5.800%, 10/11/2041 (A)	1,940	2,695
3.400%, 04/15/2030 (A)	2,307	2,591
Boeing 5.805%, 05/01/2050	2,360	2,831
5.150%, 05/01/2030	8,840	9,907
3.100%, 05/01/2026	3,710	3,716
2.700%, 05/01/2022	3,420	3,490
1.875%, 06/15/2023	2,900	2,881
Burlington Northern Santa Fe LLC 6.150%, 05/01/2037	2,440	3,671
4.900%, 04/01/2044	2,563	3,542
4.550%, 09/01/2044	4,695	6,220
4.150%, 04/01/2045	2,905	3,679
4.150%, 12/15/2048	275	355
Caterpillar 3.803%, 08/15/2042	1,420	1,747
3.400%, 05/15/2024	3,050	3,350
Caterpillar Financial Services MTN 3.150%, 09/07/2021	3,340	3,436
2.950%, 02/26/2022	5,725	5,953
2.550%, 11/29/2022	8,075	8,468
CCL Industries 3.050%, 06/01/2030 (A)	3,435	3,567
Continental Airlines Pass-Through Trust, Ser 2012-1, Cl A 4.150%, 04/11/2024	2,609	2,455
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A 4.000%, 10/29/2024	3,522	3,297
CSX 3.350%, 09/15/2049	4,726	5,318
Deere 3.750%, 04/15/2050	205	251
3.100%, 04/15/2030	4,033	4,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A 3.875%, 07/30/2027	$1,231	$1,152
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A 3.404%, 04/25/2024	2,800	2,576
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA 2.000%, 06/10/2028	3,200	3,116
Emerson Electric 1.800%, 10/15/2027	6,393	6,724
Equifax 3.100%, 05/15/2030	1,940	2,120
2.600%, 12/15/2025	1,885	2,024
GE Capital International Funding Unlimited 4.418%, 11/15/2035	12,697	13,117
General Dynamics 4.250%, 04/01/2040	880	1,111
4.250%, 04/01/2050	100	130
1.875%, 08/15/2023	2,495	2,596
General Electric 4.250%, 05/01/2040	2,730	2,756
3.625%, 05/01/2030	7,110	7,328
3.450%, 05/01/2027	2,025	2,140
Honeywell International 0.483%, 08/19/2022	2,976	2,982
John Deere Capital 3.650%, 10/12/2023	4,902	5,388
John Deere Capital MTN 3.450%, 06/07/2023	4,761	5,158
3.125%, 09/10/2021	2,670	2,749
2.950%, 04/01/2022	5,720	5,958
2.800%, 03/04/2021	1,850	1,873
2.800%, 07/18/2029	4,220	4,731
2.650%, 06/24/2024	4,525	4,874
2.650%, 06/10/2026	325	360
Lockheed Martin 2.800%, 06/15/2050	1,645	1,740
Norfolk Southern 3.800%, 08/01/2028	3,180	3,768
Northrop Grumman 2.930%, 01/15/2025	4,590	5,009
PACCAR Financial MTN 1.650%, 08/11/2021	1,200	1,215
Penske Truck Leasing LP 4.000%, 07/15/2025 (A)	2,904	3,263
3.450%, 07/01/2024 (A)	5,540	6,011
Penske Truck Leasing/PTL Finance 3.950%, 03/10/2025 (A)	2,752	3,061
Raytheon Technologies 4.500%, 06/01/2042	2,300	2,924
2.500%, 12/15/2022 (A)	6,237	6,494

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ryder System MTN 4.625%, 06/01/2025	$4,800	$5,550
Siemens Financieringsmaatschappij 1.700%, 09/15/2021 (A)	3,930	3,988
SMBC Aviation Capital Finance DAC 3.000%, 07/15/2022 (A)	2,035	2,076
Snap-on 4.100%, 03/01/2048	570	703
3.100%, 05/01/2050	5,459	5,757
Southwest Airlines Pass-Through Trust, Ser 2007-1 6.150%, 08/01/2022	314	315
Textron 3.000%, 06/01/2030	2,125	2,232
TTX 4.600%, 02/01/2049 (A)	2,100	2,747
TTX MTN 3.600%, 01/15/2025 (A)	3,243	3,580
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA 4.150%, 08/25/2031	1,450	1,438
United Parcel Service 3.750%, 11/15/2047	3,396	4,085
US Airways, Pass-Through Trust, Ser 2012-2, Cl A 4.625%, 06/03/2025	112	92
Verisk Analytics 3.625%, 05/15/2050	2,610	2,994
WW Grainger 4.200%, 05/15/2047	2,510	3,058

		254,999

Information Technology — 8.6%
Adobe 1.700%, 02/01/2023	12,255	12,672
Apple 4.650%, 02/23/2046	4,760	6,545
4.500%, 02/23/2036	2,385	3,168
4.375%, 05/13/2045	515	680
3.850%, 08/04/2046	7,140	8,817
3.350%, 02/09/2027	3,810	4,364
3.250%, 02/23/2026	19,690	22,258
3.000%, 02/09/2024	3,800	4,106
2.850%, 05/11/2024	1,055	1,142
2.650%, 05/11/2050	3,395	3,508
Applied Materials 3.900%, 10/01/2025	3,155	3,634
2.750%, 06/01/2050	1,580	1,686
Broadcom 4.150%, 11/15/2030	970	1,093
3.150%, 11/15/2025	2,365	2,562
2.650%, 01/15/2023	3,066	3,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cisco Systems 5.900%, 02/15/2039	$2,007	$3,047
2.200%, 09/20/2023	4,055	4,274
Dell International LLC 8.100%, 07/15/2036 (A)	645	859
Genpact Luxembourg Sarl 3.700%, 04/01/2022	3,310	3,393
3.375%, 12/01/2024	3,580	3,754
Intel 4.950%, 03/25/2060	1,750	2,521
4.750%, 03/25/2050	2,220	3,075
4.600%, 03/25/2040	2,835	3,771
4.000%, 12/15/2032	4,300	5,419
3.734%, 12/08/2047	2,511	2,994
3.250%, 11/15/2049	3,045	3,409
2.875%, 05/11/2024	5,830	6,312
International Business Machines 4.150%, 05/15/2039	2,080	2,560
3.300%, 05/15/2026	1,805	2,049
Intuit 1.350%, 07/15/2027	2,989	3,058
Lam Research 1.900%, 06/15/2030	7,050	7,302
Leidos 4.375%, 05/15/2030 (A)	5,005	5,857
3.625%, 05/15/2025 (A)	1,095	1,222
Mastercard 3.850%, 03/26/2050	2,700	3,397
3.300%, 03/26/2027	2,560	2,938
2.950%, 06/01/2029	2,420	2,742
Microsoft 4.100%, 02/06/2037	5,275	6,796
4.000%, 02/12/2055	1,100	1,472
3.700%, 08/08/2046	9,099	11,402
3.500%, 02/12/2035	1,290	1,592
3.450%, 08/08/2036	115	138
2.875%, 02/06/2024	1,900	2,051
2.525%, 06/01/2050	6,426	6,750
2.400%, 08/08/2026	11,215	12,259
2.000%, 08/08/2023	945	990
NXP BV 4.875%, 03/01/2024 (A)	3,252	3,656
Oracle 4.300%, 07/08/2034	2,835	3,536
4.125%, 05/15/2045	325	387
4.000%, 07/15/2046	7,985	9,416
3.850%, 07/15/2036	470	554
3.800%, 11/15/2037	2,505	2,904
3.600%, 04/01/2040	6,995	7,917
2.950%, 05/15/2025	2,160	2,370
2.950%, 04/01/2030	9,310	10,416
2.650%, 07/15/2026	5,610	6,153

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 05/15/2022	$4,700	$4,859
2.400%, 09/15/2023	3,840	4,058
QUALCOMM 4.300%, 05/20/2047	2,978	3,805
1.300%, 05/20/2028 (A)	5,677	5,696
Texas Instruments 4.150%, 05/15/2048	3,579	4,702
2.250%, 09/04/2029	15,700	16,836
1.375%, 03/12/2025	4,015	4,163
Visa 3.150%, 12/14/2025	385	433
2.700%, 04/15/2040	580	626
VMware 4.500%, 05/15/2025	2,225	2,538

		291,853

Materials — 0.6%
Air Products and Chemicals 1.850%, 05/15/2027	2,860	3,019
BHP Billiton Finance USA 6.420%, 03/01/2026	1,510	1,914
5.000%, 09/30/2043	1,400	1,990
Ecolab 4.800%, 03/24/2030	1,068	1,355
1.300%, 01/30/2031	3,495	3,414
Nacional del Cobre de Chile 4.250%, 07/17/2042 (A)	2,100	2,391
Newcrest Finance Pty 3.250%, 05/13/2030 (A)	2,440	2,696
Praxair 3.200%, 01/30/2026	2,315	2,596
Rio Tinto Finance USA 5.200%, 11/02/2040	1,185	1,700

		21,075

Real Estate — 2.8%
Agree 2.900%, 10/01/2030	1,295	1,332
AvalonBay Communities MTN 3.350%, 05/15/2027	2,980	3,342
2.950%, 05/11/2026	2,182	2,386
Boston Properties 4.500%, 12/01/2028	2,630	3,113
Brixmor Operating Partnership 4.050%, 07/01/2030	2,500	2,688
Crown Castle Towers LLC 3.663%, 05/15/2025 (A)	3,600	3,860
Healthpeak Properties 4.250%, 11/15/2023	1,970	2,156
3.250%, 07/15/2026	1,940	2,172
Kimco Realty 3.300%, 02/01/2025	2,045	2,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 03/01/2024	$1,890	$1,965
Newmark Group 6.125%, 11/15/2023	3,140	3,219
Prologis 2.125%, 04/15/2027	3,225	3,447
Realty Income 3.250%, 10/15/2022	4,970	5,227
Regency Centers 4.650%, 03/15/2049	260	305
4.400%, 02/01/2047	1,455	1,627
Sabra Health Care 4.800%, 06/01/2024	940	981
3.900%, 10/15/2029	4,275	4,155
Simon Property Group 6.750%, 02/01/2040	470	668
4.750%, 03/15/2042	205	241
4.250%, 11/30/2046	1,864	2,070
3.500%, 09/01/2025	1,920	2,112
3.375%, 10/01/2024	5,488	5,955
3.250%, 09/13/2049	2,165	2,055
2.650%, 07/15/2030	4,455	4,460
2.450%, 09/13/2029	5,620	5,609
Simon Property Group LP 3.800%, 07/15/2050	8,050	8,361
Ventas Realty 4.400%, 01/15/2029	5,598	6,277
3.125%, 06/15/2023	1,595	1,661
Vornado Realty 3.500%, 01/15/2025	3,895	4,044
Welltower 4.950%, 09/01/2048	2,632	3,187
WP Carey 4.600%, 04/01/2024	2,670	2,935

		93,805

Utilities — 8.7%
AEP Texas 3.450%, 01/15/2050	2,695	2,971
Alabama Power 3.850%, 12/01/2042	600	714
3.700%, 12/01/2047	2,800	3,341
2.450%, 03/30/2022	2,545	2,623
1.450%, 09/15/2030	3,416	3,411
Ameren Illinois 4.500%, 03/15/2049	7,005	9,540
2.700%, 09/01/2022	2,000	2,080
Atmos Energy 4.125%, 03/15/2049	3,445	4,297
Baltimore Gas & Electric 2.900%, 06/15/2050	791	823
Berkshire Hathaway Energy 4.250%, 10/15/2050 (A)	2,840	3,606

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 07/15/2048	$1,065	$1,273
3.250%, 04/15/2028	1,720	1,956
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/2044	2,215	2,933
2.900%, 07/01/2050	635	681
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	1,620	1,657
CMS Energy 3.000%, 05/15/2026	4,285	4,731
Commonwealth Edison 4.700%, 01/15/2044	2,000	2,673
4.000%, 03/01/2048	3,635	4,585
3.200%, 11/15/2049	1,425	1,573
3.000%, 03/01/2050	2,940	3,173
2.550%, 06/15/2026	4,665	5,075
Consolidated Edison of New York 3.875%, 06/15/2047	3,000	3,467
3.800%, 05/15/2028	5,765	6,710
Consumers Energy Co 3.500%, 08/01/2051	450	534
Dominion Energy 3.375%, 04/01/2030	545	620
Dominion Energy Gas Holdings LLC 2.500%, 11/15/2024	2,410	2,580
Dominion Energy South Carolina 4.600%, 06/15/2043	1,000	1,293
4.250%, 08/15/2028	5,318	6,178
Duke Energy Carolinas LLC 5.300%, 02/15/2040	1,700	2,407
3.900%, 06/15/2021	235	239
3.875%, 03/15/2046	3,800	4,685
3.350%, 05/15/2022	11,290	11,868
Duke Energy Florida LLC 3.100%, 08/15/2021	4,530	4,619
Duke Energy Indiana LLC 6.350%, 08/15/2038	235	359
4.900%, 07/15/2043	240	322
Duke Energy Ohio 2.125%, 06/01/2030	1,190	1,259
Duke Energy Progress LLC 4.200%, 08/15/2045	2,170	2,726
4.100%, 05/15/2042	966	1,202
East Ohio Gas 3.000%, 06/15/2050 (A)	1,000	1,050
2.000%, 06/15/2030 (A)	2,370	2,466
Electricite de France 4.950%, 10/13/2045 (A)	2,015	2,491
4.750%, 10/13/2035 (A)	900	1,142
Entergy Louisiana LLC 4.200%, 09/01/2048	4,565	5,909
Entergy Mississippi LLC 2.850%, 06/01/2028	3,670	4,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Essential Utilities 4.276%, 05/01/2049	$1,175	$1,480
Evergy 5.292%, 06/15/2022	1,190	1,272
Eversource Energy 3.800%, 12/01/2023	2,905	3,192
2.900%, 10/01/2024	4,515	4,890
2.750%, 03/15/2022	1,270	1,313
Exelon 3.950%, 06/15/2025	1,846	2,109
Florida Power & Light 5.960%, 04/01/2039	140	211
5.690%, 03/01/2040	1,621	2,400
4.125%, 02/01/2042	3,395	4,286
2.850%, 04/01/2025	4,535	4,980
Georgia Power 4.300%, 03/15/2043	3,870	4,633
3.700%, 01/30/2050	2,920	3,318
Idaho Power 4.200%, 03/01/2048	2,315	2,956
Indiana Michigan Power 4.250%, 08/15/2048	525	666
Indianapolis Power & Light 4.700%, 09/01/2045 (A)	825	1,055
4.050%, 05/01/2046 (A)	60	74
Kentucky Utilities 5.125%, 11/01/2040	155	210
Korea Gas MTN 2.750%, 07/20/2022 (A)	4,490	4,653
MidAmerican Energy 3.150%, 04/15/2050	2,700	3,034
Niagara Mohawk Power 4.278%, 10/01/2034 (A)	1,959	2,431
3.508%, 10/01/2024 (A)	130	143
NiSource 0.950%, 08/15/2025	5,035	5,049
Northern States Power 7.125%, 07/01/2025	3,220	4,058
NSTAR Electric 3.250%, 05/15/2029	2,684	3,077
Oglethorpe Power 5.375%, 11/01/2040	1,435	1,729
4.250%, 04/01/2046	1,150	1,240
4.200%, 12/01/2042	170	172
Ohio Power 2.600%, 04/01/2030	3,565	3,911
Oncor Electric Delivery LLC 5.300%, 06/01/2042	3,055	4,336
3.750%, 04/01/2045	3,195	3,821
3.700%, 05/15/2050	770	939
Pacific Gas and Electric 1.750%, 06/16/2022	4,370	4,384

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PacifiCorp 6.250%, 10/15/2037	$2,195	$3,241
6.000%, 01/15/2039	4,275	6,302
2.950%, 06/01/2023	4,940	5,255
PPL Electric Utilities 4.150%, 06/15/2048	2,400	3,095
3.950%, 06/01/2047	1,802	2,221
Public Service Electric & Gas MTN 4.050%, 05/01/2048	2,792	3,586
3.250%, 09/01/2023	1,450	1,566
Public Service Electric and Gas MTN 3.700%, 05/01/2028	1,180	1,376
Public Service of Colorado 6.250%, 09/01/2037	210	318
3.200%, 03/01/2050	1,575	1,808
Public Service of New Hampshire 3.600%, 07/01/2049	6,590	7,855
Public Service of Oklahoma 6.625%, 11/15/2037	960	1,387
San Diego Gas & Electric 4.500%, 08/15/2040	2,025	2,531
3.600%, 09/01/2023	1,224	1,326
3.320%, 04/15/2050	400	446
3.000%, 08/15/2021	3,840	3,938
Sempra Energy 4.000%, 02/01/2048	480	559
3.800%, 02/01/2038	1,160	1,331
3.400%, 02/01/2028	1,715	1,915
2.900%, 02/01/2023	4,129	4,341
Southern California Edison 3.875%, 06/01/2021	8,795	8,949
2.850%, 08/01/2029	2,555	2,719
Southern California Gas 5.125%, 11/15/2040	10	14
4.300%, 01/15/2049	1,045	1,369
3.750%, 09/15/2042	180	213
2.550%, 02/01/2030	4,515	4,926
Tampa Electric 3.625%, 06/15/2050	4,580	5,324
Union Electric 4.000%, 04/01/2048	990	1,244
Wisconsin Power & Light 3.050%, 10/15/2027	2,300	2,580
Wisconsin Public Service 3.300%, 09/01/2049	2,405	2,680

		298,300

Total Corporate Obligations
(Cost $2,768,621) ($ Thousands)		3,051,952

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds 2.000%, 02/15/2050	$3,735	$4,228
1.375%, 08/15/2050	7,295	7,158
1.250%, 05/15/2050	37,205	35,345
1.125%, 05/15/2040	5,222	5,145
1.125%, 08/15/2040	5,915	5,809
U.S. Treasury Notes 0.625%, 08/15/2030	12,945	12,858
0.500%, 08/31/2027	5,175	5,182
0.375%, 07/31/2027	4,425	4,395
0.250%, 06/15/2023	28,750	28,835
0.250%, 07/31/2025	14,885	14,876
0.250%, 08/31/2025	16,790	16,780
0.125%, 05/31/2022	2,495	2,494
0.125%, 07/31/2022	2,860	2,859
0.125%, 08/15/2023	9,025	9,019

Total U.S. Treasury Obligations
(Cost $155,171) ($ Thousands)		154,983

MUNICIPAL BONDS — 2.4%

California — 0.8%
Bay Area, Toll Authority, Build America Project, Ser S1, RB 6.793%, 04/01/2030	1,132	1,427
Bay Area, Toll Authority, RB 2.574%, 04/01/2031	3,300	3,605
California State University, Ser D, RB 1.490%, 11/01/2028	2,580	2,581
California State, Build America Project, GO 7.600%, 11/01/2040	560	1,023
7.550%, 04/01/2039	2,205	3,897
7.500%, 04/01/2034	5,125	8,567
Los Angeles, Unified School District, Build America Project, Ser RY, GO 6.758%, 07/01/2034	1,070	1,602
Regents of the University of California, Ser H, RB 6.548%, 05/15/2048	120	194
University of California, RB 5.770%, 05/15/2043	1,505	2,218

		25,114

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB 1.917%, 10/01/2020	2,800	2,801

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB 7.055%, 04/01/2057	$2,706	$3,914
6.637%, 04/01/2057	2,411	3,558

		7,472

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO 5.720%, 12/01/2038	2,580	3,808

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB 4.727%, 04/15/2037	1,455	1,814

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO 4.910%, 05/01/2029	100	129
Massachusetts State, Build America Project, RB 5.731%, 06/01/2040	80	115

		244

Michigan — 0.2%
Michigan State, Finance Authority, RB 3.084%, 12/01/2034	1,685	1,868
Michigan State, Finance Authority, RB Callable 03/01/2026 @ 100 2.671%, 09/01/2049 (D)	4,600	4,531

		6,399

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB 5.754%, 12/15/2028	2,300	2,596
New Jersey State, Turnpike Authority, Build America Project, RB 7.102%, 01/01/2041	2,500	4,216

		6,812

New York — 0.7%
New York & New Jersey, Port Authority, RB 4.926%, 10/01/2051	165	226
4.458%, 10/01/2062	195	255
1.086%, 07/01/2023	2,225	2,255
New York & New Jersey, Port Authority, Ser 181, RB 4.960%, 08/01/2046	1,280	1,728

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB 3.480%, 08/01/2026	$2,100	$2,426
New York State, Dormitory Authority, Ser F, RB 3.110%, 02/15/2039	2,435	2,698
New York State, Thruway Authority, Ser M, RB 2.900%, 01/01/2035	4,150	4,497
New York State, Urban Development, RB 5.770%, 03/15/2039	8,225	10,421

		24,506

Texas — 0.0%
Grand Parkway, Transportation Corp, RB 5.184%, 10/01/2042	530	767
North Texas, Tollway Authority, Build America Project, RB 6.718%, 01/01/2049	810	1,456
Texas State, Build America Project, GO 5.517%, 04/01/2039	540	816
Texas State, Private Activity Bond Surface Transportation, RB 3.922%, 12/31/2049	1,120	1,262

		4,301

Total Municipal Bonds
(Cost $74,379) ($ Thousands)		83,271

SOVEREIGN DEBT — 1.3%
Abu Dhabi Government International Bond 3.125%, 09/30/2049 (A)	3,735	4,015
Chile Government International Bond 3.500%, 01/25/2050	6,515	7,629
Export-Import Bank of Korea 2.750%, 01/25/2022	3,320	3,417
Israel Government International Bond 3.875%, 07/03/2050	1,405	1,675
2.750%, 07/03/2030	4,000	4,398
Japan Bank for International Cooperation 1.750%, 01/23/2023	7,830	8,082
Province of Quebec Canada 6.350%, 01/30/2026	270	347
2.500%, 04/09/2024	8,670	9,320
Qatar Government International Bond 4.400%, 04/16/2050 (A)	3,640	4,724

Total Sovereign Debt
(Cost $39,716) ($ Thousands)		43,607

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITY – 0.1%

Other Asset-Backed Securities – 0.1%
American Tower Trust I, Ser 2013-13, Cl 2A 3.070%, 03/15/2048 (A)	$3,285	$3,361

Total Asset-Backed Security
(Cost $3,281) ($ Thousands)		3,361

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	60,799,855	$60,800

Total Cash Equivalent
(Cost $60,800) ($ Thousands)		60,800

Total Investments in Securities – 99.6%
(Cost $3,101,968) ($ Thousands)		$3,397,974

The open futures contracts held by the Fund at August 31, 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
U.S. Long Treasury Bond	53	Dec-2020	$9,349	$9,313	$(36)
Ultra 10-Year U.S. Treasury Note	(136)	Dec-2020	(21,644)	(21,683)	(39)

			$(12,295)	$(12,370)	$(75)

Percentages are based on Net Assets of $3,410,448 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $481,384 ($ Thousands), representing 14.1% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl – Class

DAC – Designated Activity Company

GO – General Obligation

ICE– Intercontinental Exchange

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

Pty – Proprietary

RB – Revenue Bond

Ser – Series

VAR – Variable Rate

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,051,952	–	3,051,952
U.S. Treasury Obligations	–	154,983	–	154,983
Municipal Bonds	–	83,271	–	83,271
Sovereign Debt	–	43,607	–	43,607
Asset-Backed Security	–	3,361	–	3,361
Cash Equivalent	60,800	–	–	60,800

Total Investments in Securities	60,800	3,337,174	–	3,397,974

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(75)	–	–	(75)

Total Other Financial Instruments	(75)	–	–	(75)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Intermediate Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,112	$227,035	$(229,347)	$–	$–	$60,800	60,799,855	$3	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 89.6%

Communication Services – 10.0%
Activision Blizzard Inc	45,500	$3,800
Alphabet Inc, Cl A *	17,845	29,079
Alphabet Inc, Cl C *	17,322	28,307
AT&T Inc	422,519	12,595
CenturyLink Inc	58,115	625
Charter Communications Inc, Cl A *	8,900	5,479
Comcast Corp, Cl A	270,100	12,103
Discovery Inc, Cl A *	9,900	219
Discovery Inc, Cl C *	19,219	384
DISH Network Corp, Cl A *	16,101	572
Electronic Arts Inc *	17,000	2,371
Facebook Inc, Cl A *	142,700	41,840
Fox Corp	30,466	848
Interpublic Group of Cos Inc/The	23,400	416
Live Nation Entertainment Inc *	8,400	477
Netflix Inc *	26,100	13,822
News Corp	8,900	134
News Corp, Cl A	24,400	369
Omnicom Group Inc	12,700	687
Take-Two Interactive Software Inc *	6,700	1,147
T-Mobile US Inc *	34,465	4,021
Twitter Inc *	47,300	1,919
Verizon Communications Inc	245,400	14,545
ViacomCBS Inc, Cl B	33,040	920
Walt Disney Co/The	107,177	14,133

		190,812

Consumer Discretionary – 10.3%
Advance Auto Parts Inc	4,200	656
Amazon.com Inc *	24,900	85,929
Aptiv PLC	16,100	1,387
AutoZone Inc *	1,400	1,675
Best Buy Co Inc	13,700	1,519
Booking Holdings Inc *	2,400	4,585
BorgWarner Inc	13,000	528
CarMax Inc *	9,700	1,037
Carnival Corp, Cl A	28,200	465
Chipotle Mexican Grill Inc, Cl A *	1,500	1,965
Darden Restaurants Inc	8,000	693
Dollar General Corp	14,900	3,008
Dollar Tree Inc *	14,284	1,375
Domino’s Pizza Inc	2,300	941
DR Horton Inc	19,400	1,385
eBay Inc	39,500	2,164
Expedia Group Inc	8,300	815
Ford Motor Co	229,500	1,565
Gap Inc/The	11,600	202
Garmin Ltd	8,900	922
General Motors Co	74,200	2,199
Genuine Parts Co	8,351	789
H&R Block Inc	11,400	165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	21,500	$329
Hasbro Inc	7,600	600
Hilton Worldwide Holdings Inc	16,700	1,509
Home Depot Inc/The	63,832	18,195
Kohl’s Corp	8,800	188
L Brands Inc	14,700	432
Las Vegas Sands Corp	20,300	1,029
Leggett & Platt Inc	7,400	303
Lennar Corp, Cl A	16,500	1,234
LKQ Corp *	18,700	594
Lowe’s Cos Inc	44,769	7,373
Marriott International Inc/MD, Cl A	15,920	1,638
McDonald’s Corp	44,100	9,416
MGM Resorts International	29,200	657
Mohawk Industries Inc *	3,528	326
Newell Brands Inc	22,799	364
NIKE Inc, Cl B	73,500	8,224
Norwegian Cruise Line Holdings Ltd *	14,500	248
NVR Inc *	210	875
O’Reilly Automotive Inc *	4,400	2,049
PulteGroup Inc	15,500	691
PVH Corp	4,200	234
Ralph Lauren Corp, Cl A	2,800	193
Ross Stores Inc	21,400	1,949
Royal Caribbean Cruises Ltd	10,500	723
Starbucks Corp	69,200	5,845
Tapestry Inc	16,400	242
Target Corp	29,600	4,476
Tiffany & Co	6,700	821
TJX Cos Inc/The	70,800	3,879
Tractor Supply Co	6,900	1,027
Ulta Beauty Inc *	3,300	766
Under Armour Inc, Cl A *	13,300	130
Under Armour Inc, Cl C *	13,436	119
VF Corp	19,024	1,251
Whirlpool Corp	3,700	658
Wynn Resorts Ltd	5,900	516
Yum! Brands Inc	18,100	1,735

		196,807

Consumer Staples – 6.2%
Altria Group Inc	110,000	4,811
Archer-Daniels-Midland Co	32,600	1,459
Brown-Forman Corp, Cl B	10,625	777
Campbell Soup Co	10,400	547
Church & Dwight Co Inc	14,700	1,409
Clorox Co/The	7,500	1,676
Coca-Cola Co/The	229,200	11,352
Colgate-Palmolive Co	50,600	4,011
Conagra Brands Inc	29,100	1,116
Constellation Brands Inc, Cl A	9,900	1,826
Costco Wholesale Corp	26,200	9,109

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	18,650	$67
Estee Lauder Cos Inc/The, Cl A	13,300	2,949
General Mills Inc	35,700	2,283
Hershey Co/The	8,900	1,323
Hormel Foods Corp	16,300	831
J M Smucker Co/The	6,582	791
Kellogg Co	14,900	1,057
Kimberly-Clark Corp	20,100	3,171
Kraft Heinz Co/The	37,366	1,309
Kroger Co/The	47,200	1,684
Lamb Weston Holdings Inc	9,000	566
McCormick & Co Inc/MD	7,400	1,526
Molson Coors Beverage Co, Cl B	11,500	433
Mondelez International Inc, Cl A	84,500	4,936
Monster Beverage Corp *	22,520	1,889
PepsiCo Inc	82,262	11,522
Philip Morris International Inc	92,300	7,365
Procter & Gamble Co/The	146,836	20,312
Sysco Corp	30,200	1,816
Tyson Foods Inc, Cl A	17,700	1,112
Walgreens Boots Alliance Inc	44,200	1,680
Walmart Inc	83,965	11,658

		118,373

Energy – 2.1%
Apache Corp	22,200	328
Baker Hughes Co, Cl A	39,700	567
Cabot Oil & Gas Corp, Cl A	24,600	467
Chevron Corp	110,700	9,291
Concho Resources Inc	12,000	624
ConocoPhillips	63,200	2,395
Devon Energy Corp	21,600	235
Diamondback Energy Inc	9,700	378
EOG Resources Inc	34,200	1,551
Exxon Mobil Corp	250,700	10,013
Halliburton Co	52,000	841
Hess Corp	15,500	714
HollyFrontier Corp	8,800	210
Kinder Morgan Inc	114,277	1,579
Marathon Oil Corp	47,100	249
Marathon Petroleum Corp	39,111	1,387
National Oilwell Varco Inc	24,300	291
Noble Energy Inc	28,400	282
Occidental Petroleum Corp	54,928	700
ONEOK Inc	25,500	701
Phillips 66	26,200	1,532
Pioneer Natural Resources Co	9,900	1,029
Schlumberger NV	81,537	1,550
TechnipFMC PLC	23,600	182
Valero Energy Corp	24,100	1,267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	73,100	$1,517

		39,880

Financials – 8.6%
Aflac Inc	43,300	1,573
Allstate Corp/The	18,500	1,721
American Express Co	39,000	3,962
American International Group Inc	51,600	1,504
Ameriprise Financial Inc	7,300	1,145
Aon PLC, Cl A	13,600	2,720
Arthur J Gallagher & Co	11,400	1,200
Assurant Inc	3,700	450
Bank of America Corp	463,000	11,918
Bank of New York Mellon Corp/The	48,600	1,797
Berkshire Hathaway Inc, Cl B *	115,400	25,162
BlackRock Inc, Cl A	9,141	5,431
Capital One Financial Corp	27,400	1,891
Cboe Global Markets Inc	6,800	624
Charles Schwab Corp/The	68,400	2,430
Chubb Ltd	27,026	3,378
Cincinnati Financial Corp	8,700	691
Citigroup Inc	123,300	6,303
Citizens Financial Group Inc	24,700	639
CME Group Inc, Cl A	21,200	3,728
Comerica Inc	8,700	344
Discover Financial Services	18,300	971
E*TRADE Financial Corp	13,100	709
Everest Re Group Ltd	2,500	550
Fifth Third Bancorp	41,500	857
First Republic Bank/CA	10,300	1,163
Franklin Resources Inc	17,500	369
Globe Life Inc	6,100	503
Goldman Sachs Group Inc/The	18,500	3,790
Hartford Financial Services Group Inc/The	21,550	872
Huntington Bancshares Inc/OH	61,300	577
Intercontinental Exchange Inc	32,345	3,436
Invesco Ltd	24,400	249
JPMorgan Chase & Co	180,800	18,114
KeyCorp	58,699	723
Lincoln National Corp	12,000	433
Loews Corp	14,300	513
M&T Bank Corp	7,421	766
MarketAxess Holdings Inc	2,300	1,118
Marsh & McLennan Cos Inc	30,100	3,459
MetLife Inc	46,500	1,788
Moody’s Corp	9,647	2,842
Morgan Stanley	70,800	3,700
MSCI Inc, Cl A	5,100	1,904
Nasdaq Inc	6,700	901
Northern Trust Corp	12,700	1,040
People’s United Financial Inc	24,300	257
PNC Financial Services Group Inc/The	25,000	2,780

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Principal Financial Group Inc	15,800	$665
Progressive Corp/The	34,600	3,288
Prudential Financial Inc	23,800	1,613
Raymond James Financial Inc	7,600	575
Regions Financial Corp	59,300	686
S&P Global Inc	14,300	5,240
SVB Financial Group *	3,000	766
Synchrony Financial	32,011	794
T Rowe Price Group Inc	13,700	1,907
Travelers Cos Inc/The	14,900	1,729
Truist Financial Corp	79,582	3,089
Unum Group	13,500	249
US Bancorp	80,900	2,945
W R Berkley Corp	8,100	503
Wells Fargo & Co	220,900	5,335
Willis Towers Watson PLC	7,695	1,582
Zions Bancorp NA	9,900	318

		164,279

Health Care – 12.5%
Abbott Laboratories	104,839	11,477
AbbVie Inc	104,453	10,003
ABIOMED Inc *	2,700	831
Agilent Technologies Inc	18,400	1,848
Alexion Pharmaceuticals Inc *	13,000	1,485
Align Technology Inc *	4,200	1,247
AmerisourceBergen Corp, Cl A	8,961	869
Amgen Inc	34,900	8,841
Anthem Inc	14,900	4,195
Baxter International Inc	30,038	2,615
Becton Dickinson and Co	17,437	4,233
Biogen Inc *	9,600	2,761
Bio-Rad Laboratories Inc, Cl A *	1,300	661
Boston Scientific Corp *	84,400	3,462
Bristol-Myers Squibb Co	134,100	8,341
Cardinal Health Inc	17,500	888
Centene Corp *	34,130	2,093
Cerner Corp	18,300	1,343
Cigna Corp	21,781	3,863
Cooper Cos Inc/The	3,000	943
CVS Health Corp	77,343	4,805
Danaher Corp	37,300	7,701
DaVita Inc *	5,000	434
DENTSPLY SIRONA Inc	12,600	565
DexCom Inc *	5,400	2,297
Edwards Lifesciences Corp *	37,100	3,185
Eli Lilly and Co	49,867	7,400
Gilead Sciences Inc	74,156	4,950
HCA Healthcare Inc	15,500	2,104
Henry Schein Inc *	8,200	545
Hologic Inc *	15,200	908
Humana Inc	7,800	3,238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories Inc *	5,100	$1,994
Illumina Inc *	8,700	3,108
Incyte Corp *	10,700	1,031
Intuitive Surgical Inc *	6,900	5,043
IQVIA Holdings Inc *	10,700	1,752
Johnson & Johnson	156,300	23,978
Laboratory Corp of America Holdings *	5,854	1,029
McKesson Corp	9,636	1,479
Medtronic PLC	79,455	8,539
Merck & Co Inc	149,700	12,765
Mettler-Toledo International Inc *	1,400	1,359
Mylan NV *	31,800	521
PerkinElmer Inc	6,500	765
Perrigo Co PLC	8,600	450
Pfizer Inc	329,396	12,448
Quest Diagnostics Inc	7,800	868
Regeneron Pharmaceuticals Inc *	6,000	3,720
ResMed Inc	8,700	1,573
STERIS PLC	5,200	830
Stryker Corp	19,100	3,785
Teleflex Inc	2,800	1,100
Thermo Fisher Scientific Inc	23,400	10,038
UnitedHealth Group Inc	56,300	17,597
Universal Health Services Inc, Cl B	4,500	497
Varian Medical Systems Inc *	5,300	920
Vertex Pharmaceuticals Inc *	15,300	4,270
Waters Corp *	3,700	800
West Pharmaceutical Services Inc	4,400	1,249
Zimmer Biomet Holdings Inc	12,200	1,719
Zoetis Inc, Cl A	28,067	4,493

		239,851

Industrials – 7.2%
3M Co	34,100	5,559
A O Smith Corp	8,200	402
Alaska Air Group Inc	7,100	277
Allegion plc	5,733	593
American Airlines Group Inc	28,200	368
AMETEK Inc	13,800	1,390
Boeing Co/The	31,700	5,447
Carrier Global Corp	48,679	1,453
Caterpillar Inc	32,000	4,554
CH Robinson Worldwide Inc	7,900	777
Cintas Corp	5,000	1,666
Copart Inc *	12,300	1,271
CSX Corp	45,200	3,456
Cummins Inc	8,900	1,845
Deere & Co	18,700	3,928
Delta Air Lines Inc	34,500	1,064
Dover Corp	8,600	945
Eaton Corp PLC	23,601	2,410
Emerson Electric Co	35,200	2,445

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equifax Inc	7,300	$1,228
Expeditors International of Washington Inc	10,200	902
Fastenal Co	33,700	1,647
FedEx Corp	14,149	3,110
Flowserve Corp	8,400	249
Fortive Corp	17,724	1,278
Fortune Brands Home & Security Inc	8,300	698
General Dynamics Corp	13,800	2,061
General Electric Co	516,792	3,276
Honeywell International Inc	41,600	6,887
Howmet Aerospace Inc	22,566	395
Huntington Ingalls Industries Inc	2,500	379
IDEX Corp	4,400	793
IHS Markit Ltd	23,500	1,878
Illinois Tool Works Inc	16,956	3,350
Ingersoll Rand Inc *	21,230	744
Jacobs Engineering Group Inc	7,700	695
JB Hunt Transport Services Inc	5,200	731
Johnson Controls International plc	44,803	1,825
Kansas City Southern	5,700	1,038
L3Harris Technologies Inc	12,710	2,297
Lockheed Martin Corp	14,624	5,707
Masco Corp	15,700	915
Nielsen Holdings PLC	21,100	322
Norfolk Southern Corp	15,100	3,209
Northrop Grumman Corp	9,200	3,152
Old Dominion Freight Line Inc	5,700	1,152
Otis Worldwide Corp	23,889	1,503
PACCAR Inc	20,300	1,743
Parker-Hannifin Corp	7,700	1,586
Pentair PLC	9,446	426
Quanta Services Inc	8,000	410
Raytheon Technologies Corp	87,071	5,311
Republic Services Inc, Cl A	12,700	1,178
Robert Half International Inc	7,000	372
Rockwell Automation Inc	7,000	1,614
Rollins Inc	8,550	471
Roper Technologies Inc	6,200	2,649
Snap-on Inc	3,300	489
Southwest Airlines Co	32,000	1,203
Stanley Black & Decker Inc	9,300	1,500
Teledyne Technologies Inc *	2,200	690
Textron Inc	13,900	548
Trane Technologies PLC	14,400	1,705
TransDigm Group Inc	3,000	1,499
Union Pacific Corp	40,200	7,736
United Airlines Holdings Inc *	14,500	522
United Parcel Service Inc, Cl B	41,700	6,823
United Rentals Inc *	4,300	761
Verisk Analytics Inc, Cl A	9,500	1,773
Waste Management Inc	22,900	2,611
Westinghouse Air Brake Technologies Corp	11,172	743

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	2,600	$950
Xylem Inc/NY	10,500	842

		137,426

Information Technology – 25.7%
Accenture PLC, Cl A	37,800	9,069
Adobe Inc *	28,600	14,683
Advanced Micro Devices Inc *	69,300	6,294
Akamai Technologies Inc *	9,700	1,129
Amphenol Corp, Cl A	17,600	1,932
Analog Devices Inc	21,736	2,541
ANSYS Inc *	5,100	1,729
Apple Inc	967,600	124,859
Applied Materials Inc	54,900	3,382
Arista Networks Inc *	3,200	715
Autodesk Inc *	12,900	3,170
Automatic Data Processing Inc	25,700	3,575
Broadcom Inc	23,693	8,225
Broadridge Financial Solutions Inc	6,700	921
Cadence Design Systems Inc *	16,400	1,819
CDW Corp/DE	8,500	966
Cisco Systems Inc	251,400	10,614
Citrix Systems Inc	6,900	1,002
Cognizant Technology Solutions Corp, Cl A	32,200	2,153
Corning Inc	44,500	1,444
DXC Technology Co	15,238	304
F5 Networks Inc *	3,800	503
Fidelity National Information Services Inc	36,600	5,521
Fiserv Inc *	33,200	3,306
FleetCor Technologies Inc *	5,000	1,257
FLIR Systems Inc	8,000	295
Fortinet Inc *	8,100	1,069
Gartner Inc *	5,500	714
Global Payments Inc	17,672	3,121
Hewlett Packard Enterprise Co	74,800	723
HP Inc	86,000	1,681
Intel Corp	251,100	12,794
International Business Machines Corp	52,558	6,481
Intuit Inc	15,400	5,319
IPG Photonics Corp *	2,100	340
Jack Henry & Associates Inc	4,600	761
Juniper Networks Inc	20,400	510
Keysight Technologies Inc *	11,300	1,113
KLA Corp	9,323	1,913
Lam Research Corp	8,587	2,888
Leidos Holdings Inc	8,100	733
Mastercard Inc, Cl A	52,400	18,769
Maxim Integrated Products Inc	16,000	1,095
Microchip Technology Inc	14,700	1,613
Micron Technology Inc *	65,700	2,990
Microsoft Corp	450,200	101,534
Motorola Solutions Inc	10,167	1,573

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp Inc	13,500	$640
NortonLifeLock Inc	32,100	755
NVIDIA Corp	36,500	19,527
Oracle Corp	123,300	7,055
Paychex Inc	18,700	1,430
Paycom Software Inc *	2,900	868
PayPal Holdings Inc *	69,600	14,208
Qorvo Inc *	6,800	872
QUALCOMM Inc	66,700	7,944
salesforce.com *	53,400	14,559
Seagate Technology PLC	13,300	638
ServiceNow Inc *	11,300	5,447
Skyworks Solutions Inc	9,800	1,420
Synopsys Inc *	8,900	1,970
TE Connectivity Ltd	19,400	1,874
Texas Instruments Inc	54,400	7,733
Tyler Technologies Inc *	2,400	829
VeriSign Inc *	6,100	1,310
Visa Inc, Cl A	100,100	21,220
Western Digital Corp	18,403	707
Western Union Co/The	23,700	559
Xerox Holdings Corp	12,075	228
Xilinx Inc	14,600	1,521
Zebra Technologies Corp, Cl A *	3,100	888

		493,344

Materials – 2.2%
Air Products and Chemicals Inc	13,100	3,829
Albemarle Corp	6,400	582
Amcor PLC	94,388	1,044
Avery Dennison Corp	5,100	589
Ball Corp	19,100	1,535
Celanese Corp, Cl A	7,200	728
CF Industries Holdings Inc	13,200	431
Corteva Inc	45,005	1,285
Dow Inc	44,071	1,988
DuPont de Nemours Inc	43,805	2,443
Eastman Chemical Co	8,300	607
Ecolab Inc	14,575	2,872
FMC Corp	7,500	801
Freeport-McMoRan Inc, Cl B	85,800	1,339
International Flavors & Fragrances Inc	6,200	768
International Paper Co	22,900	831
Linde PLC	31,141	7,777
LyondellBasell Industries NV, Cl A	15,700	1,028
Martin Marietta Materials Inc	3,700	751
Mosaic Co/The	20,100	366
Newmont Corp	47,400	3,189
Nucor Corp	17,500	796
Packaging Corp of America	5,800	587
PPG Industries Inc	13,900	1,674
Sealed Air Corp	8,900	350

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Materials – 2.2%
Sherwin-Williams Co/The	4,775	$3,204
Vulcan Materials Co	7,700	924
Westrock Co	15,741	477

		42,795

Real Estate – 2.3%
Alexandria Real Estate Equities Inc ‡	7,600	1,280
American Tower Corp, Cl A ‡	26,247	6,539
Apartment Investment and Management
Co, Cl A ‡	8,907	321
AvalonBay Communities Inc ‡	8,500	1,344
Boston Properties Inc ‡	8,800	764
CBRE Group Inc, Cl A *	20,000	941
Crown Castle International Corp ‡	24,600	4,016
Digital Realty Trust Inc ‡	15,800	2,459
Duke Realty Corp ‡	21,400	825
Equinix Inc ‡	5,257	4,152
Equity Residential ‡	21,200	1,197
Essex Property Trust Inc ‡	4,000	866
Extra Space Storage Inc ‡	7,500	799
Federal Realty Investment Trust ‡	4,300	341
Four Corners Property Trust Inc ‡	1	–
Healthpeak Properties Inc ‡	32,000	884
Host Hotels & Resorts Inc ‡	44,085	495
Iron Mountain Inc ‡	17,571	529
Kimco Realty Corp ‡	26,600	319
Mid-America Apartment Communities Inc ‡	6,600	773
Prologis Inc ‡	43,698	4,451
Public Storage ‡	8,800	1,869
Realty Income Corp ‡	20,100	1,247
Regency Centers Corp ‡	10,200	405
SBA Communications Corp, Cl A ‡	6,600	2,020
Simon Property Group Inc ‡	18,400	1,248
SL Green Realty Corp ‡	4,700	220
UDR Inc ‡	18,300	637
Ventas Inc ‡	22,700	935
Vornado Realty Trust ‡	10,000	358
Welltower Inc ‡	25,000	1,438
Weyerhaeuser Co ‡	44,527	1,350

		45,022

Utilities – 2.5%
AES Corp/The	39,400	699
Alliant Energy Corp	14,900	807
Ameren Corp	14,800	1,171
American Electric Power Co Inc	29,200	2,302
American Water Works Co Inc	10,600	1,498
Atmos Energy Corp	7,400	739
CenterPoint Energy Inc	31,600	634
CMS Energy Corp	17,000	1,028
Consolidated Edison Inc	20,000	1,427
Dominion Energy Inc	49,632	3,893
DTE Energy Co	11,600	1,377

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	43,430	$3,489
Edison International	22,600	1,186
Entergy Corp	12,100	1,200
Evergy Inc	13,999	745
Eversource Energy	20,200	1,731
Exelon Corp	57,400	2,119
FirstEnergy Corp	32,900	941
NextEra Energy Inc	29,000	8,096
NiSource Inc	23,000	510
NRG Energy Inc	15,300	526
Pinnacle West Capital Corp	6,900	506
PPL Corp	46,200	1,276
Public Service Enterprise Group Inc	29,700	1,551

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sempra Energy	17,200	$2,127
Southern Co/The	62,400	3,256
WEC Energy Group Inc	18,562	1,746
Xcel Energy Inc	30,900	2,147

		48,727

Total Common Stock
(Cost $705,929) ($ Thousands)		1,717,316

Total Investments in Securities – 89.6%
(Cost $705,929) ($ Thousands)		$1,717,316

	Contracts

PURCHASED SWAPTIONS* (A) – 1.1%
Total Purchased Swaptions
(Cost $15,467) ($ Thousands)	2,742,237,893	$21,267

A list of the open OTC swaption contracts held by the Fund at August 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS – 1.1%
Call Swaptions
CMS One Look*	Bank of America Merill Lynch	2,550,870,000	$0.14	07/17/2021	$12,511
CMS One Look*	Bank of America Merill Lynch	191,367,893	$2.00	08/19/2023	8,756

Total Purchased Swaptions					$21,267

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI^	932	Sep-2020	$142,018	$163,049	$21,031

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/21	USD	12,806	SAR	48,173	$30
Bank of America	01/11/21	USD	11,346	SAR	42,569	(3)
Bank of America	01/11/21	SAR	374,413	USD	99,774	8
Bank of America	01/11/21	SAR	81,522	USD	21,677	(45)

						$(10)

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Dynamic Asset Allocation Fund (Concluded)

A list of OTC swap agreements held by the Fund at August 31, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
BNP Paribas^	Bloomberg Gold SubIndexTotal Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	03/17/2021	USD	(110,979)	$13,494	$–	$13,494
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	INDEX RETURN	Quarterly	04/05/2021	USD	(80,187)	6,852	–	6,852

								$20,346	$–	$20,346

Percentages are based on Net Assets of $1,916,011 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Swaption Contracts.
^	Security, or portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2020.

Cl – Class

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC – Over the Counter

PLC – Public Limited Company

S&P– Standard & Poor’s

SAR – Saudi Riyal

USD – U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,717,316	–	–	1,717,316

Total Investments in Securities	1,717,316	–	–	1,717,316

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	21,267	–	21,267
Futures Contracts*
Unrealized Appreciation	21,031	–	–	21,031
Forwards Contracts*
Unrealized Appreciation	–	38	–	38
Unrealized Depreciation	–	(48)	–	(48)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	20,346	–	20,346

Total Other Financial Instruments	21,031	41,603	–	62,634

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3. Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.7%
U.S. Treasury Bills ^ (A)
1.480%, 12/03/2020	$5,500	$5,498
0.531%, 11/05/2020	49,500	49,491
0.117%, 12/31/2020	5,500	5,498
0.117%, 02/25/2021	7,500	7,496
0.098%, 11/27/2020	3,000	2,999
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	18,518	21,732
2.000%, 01/15/2026	14,164	16,857
0.625%, 07/15/2021 (B)	17,933	18,292
0.625%, 04/15/2023	32,449	34,182
0.625%, 01/15/2024 (B)	24,075	25,793
0.625%, 01/15/2026	11,500	12,797
0.500%, 04/15/2024	6,061	6,491
0.375%, 07/15/2023 (B)	31,887	33,714
0.375%, 07/15/2025 (B)	69,274	75,909
0.250%, 01/15/2025	8,876	9,558
0.125%, 01/15/2022	11,646	11,888
0.125%, 04/15/2022	4,816	4,927
0.125%, 07/15/2022 (B)	41,476	42,809
0.125%, 01/15/2023 (B)	27,777	28,806
0.125%, 07/15/2024 (B)	17,589	18,765
0.125%, 10/15/2024 (B)	36,901	39,525
0.125%, 07/15/2026	21,207	23,231
U.S. Treasury Notes ^
0.415%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021 (C)	5,300	5,317
0.229%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022 (C)	4,100	4,104
0.170%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022 (C)	1,300	1,300

Total U.S. Treasury Obligations (Cost $484,848) ($ Thousands)		506,979

	Shares

COMMON STOCK — 25.8%

Communication Services — 2.1%
Activision Blizzard Inc	4,906	410
Alphabet Inc, Cl A *	1,003	1,635
Alphabet Inc, Cl C *	989	1,616
Anterix Inc *	1,171	51
AT&T (D)	76,958	2,294
ATN International Inc	1,025	59
CenturyLink Inc	9,791	105
Cinemark Holdings Inc	2,300	34
Electronic Arts Inc *	1,788	249
Facebook Inc, Cl A *	7,304	2,141
GCI Liberty Inc *	1,300	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IAC *	200	$27
Iridium Communications Inc *	2,879	81
Liberty Media Corp-Liberty Formula One, Cl C *	1,700	66
Live Nation Entertainment Inc *	700	40
Madison Square Garden Entertainment *	1,122	84
Madison Square Garden Sports Corp, Cl A *	927	152
Match Group *	431	48
Netflix Inc *	2,488	1,317
Roku Inc, Cl A *	449	78
Shenandoah Telecommunications Co	500	28
Spok Holdings Inc	3,900	42
Spotify Technology SA *	683	193
Take-Two Interactive Software Inc *	700	120
Telephone and Data Systems	1,478	34
T-Mobile US Inc *	5,067	591
Twitter Inc *	1,703	69
United States Cellular Corp *	600	22
Verizon Communications	42,616	2,526
ViacomCBS, Cl B	2,444	68
Vonage Holdings Corp *	4,800	55
Walt Disney Co	12,247	1,615
Zynga Inc, Cl A *	3,709	34

		15,989

Consumer Discretionary — 0.0%
Pinterest Inc, Cl A *	379	14
World Fuel Services Corp	3,660	97

		111

Consumer Staples — 6.8%
Altria Group (D)	44,989	1,968
Andersons Inc	1,600	28
Archer-Daniels-Midland Co	14,584	653
B&G Foods Inc, Cl A	971	30
BellRing Brands, Cl A *	700	14
Beyond Meat Inc *	1,100	149
BJ’s Wholesale Club Holdings Inc *	3,200	142
Boston Beer Co Inc, Cl A *	50	44
Brown-Forman Corp, Cl A	1,099	73
Brown-Forman Corp, Cl B	3,829	280
Bunge Ltd	4,344	198
Calavo Growers Inc	956	61
Cal-Maine Foods Inc *	1,050	41
Campbell Soup Co	4,602	242
Casey’s General Stores Inc	1,003	178
Central Garden & Pet Co, Cl A *	1,500	56
Church & Dwight Co Inc	5,362	514
Clorox Co	2,858	639
Coca-Cola (D)	90,940	4,504
Coca-Cola Consolidated Inc	100	27
Colgate-Palmolive Co	20,413	1,618
Conagra Brands Inc	12,006	461

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	3,928	$725
Costco Wholesale Corp (D)	10,552	3,668
Coty Inc, Cl A	5,168	19
Darling Ingredients Inc *	3,964	127
Edgewell Personal Care Co *	1,766	51
Energizer Holdings Inc	1,687	78
Estee Lauder Cos Inc, Cl A	5,136	1,139
Flowers Foods Inc	5,713	140
Fresh Del Monte Produce Inc	1,211	28
Freshpet Inc *	700	80
General Mills Inc	14,456	924
Grocery Outlet Holding Corp *	1,900	78
Hain Celestial Group Inc/The *	2,666	87
Herbalife Nutrition Ltd *	2,612	128
Hershey Co	3,799	565
Hormel Foods Corp	6,709	342
Hostess Brands Inc, Cl A *	3,430	44
Ingles Markets Inc, Cl A	447	18
Ingredion Inc	2,185	176
Inter Parfums Inc	900	40
J & J Snack Foods Corp	753	102
J M Smucker Co	3,027	364
John B Sanfilippo & Son Inc	400	32
Kellogg Co	6,208	440
Keurig Dr Pepper Inc	8,734	261
Kimberly-Clark Corp	8,615	1,359
Kraft Heinz Co	16,044	562
Kroger Co	19,671	702
Lamb Weston Holdings Inc	3,809	239
Lancaster Colony Corp	850	151
McCormick & Co Inc/MD	3,171	654
Medifast Inc	146	24
Molson Coors Beverage Co, Cl B	4,265	161
Mondelez International Inc, Cl A	33,820	1,976
Monster Beverage Corp *	8,662	726
National Beverage Corp *	800	65
Nu Skin Enterprises Inc, Cl A	1,757	83
PepsiCo Inc (D)	32,170	4,506
Performance Food Group Co *	3,305	121
Philip Morris International Inc (D)	36,715	2,929
Pilgrim’s Pride Corp *	1,222	20
Post Holdings Inc *	1,845	162
PriceSmart Inc	2,147	141
Primo Water	6,475	89
Procter & Gamble Co (D)	56,366	7,797
Reynolds Consumer Products	1,300	43
Rite Aid Corp *	159	2
Sanderson Farms Inc	599	70
Seaboard Corp	25	67
Simply Good Foods Co *	1,900	47
Spectrum Brands Holdings Inc	1,768	105
Sprouts Farmers Market Inc *	3,001	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysco Corp	12,554	$755
Tootsie Roll Industries Inc	1,721	55
TreeHouse Foods Inc *	1,079	46
Tyson Foods Inc, Cl A (D)	7,300	458
Universal Corp/VA	878	38
US Foods Holding Corp *	6,564	160
USANA Health Sciences Inc *	500	39
Vector Group Ltd	5,319	54
Village Super Market Inc, Cl A	244	6
Walgreens Boots Alliance Inc	19,650	747
Walmart Inc (D)	32,553	4,520
WD-40 Co	439	90
Weis Markets Inc	1,300	64

		51,479

Energy — 6.1%
Antero Midstream Corp	17,500	118
Antero Resources Corp *	10,353	33
Apache Corp	23,208	343
Arch Resources Inc	1,100	41
Archrock Inc	8,900	58
Baker Hughes Co, Cl A	41,092	587
Berry Corp	12,347	49
Brigham Minerals Inc, Cl A	5,417	64
Cabot Oil & Gas Corp, Cl A	23,948	454
Cactus Inc, Cl A	2,200	49
ChampionX *	11,662	119
Cheniere Energy Inc *	14,138	736
Chevron Corp (D)	116,332	9,764
Cimarex Energy Co	6,661	185
CNX Resources Corp *	8,540	94
Concho Resources Inc	12,227	636
ConocoPhillips (D)	66,713	2,528
Continental Resources Inc/OK	5,617	96
CVR Energy Inc	2,300	38
Delek US Holdings Inc	3,082	48
Devon Energy Corp	23,766	258
DHT Holdings Inc	2,900	15
Diamondback Energy Inc	10,206	398
DMC Global Inc	200	7
Dril-Quip Inc *	3,212	106
EOG Resources Inc	36,406	1,651
EQT Corp	15,809	251
Equitrans Midstream Corp	28,903	297
Exxon Mobil (D)	262,547	10,486
Falcon Minerals Corp	15,200	43
Frank’s International NV *	12,500	29
Frontline Ltd/Bermuda	15,714	125
Golar LNG Ltd	5,023	52
Halliburton Co	55,732	902
Helix Energy Solutions Group Inc *	22,888	82
Helmerich & Payne Inc	8,039	132

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hess Corp	16,700	$769
HollyFrontier Corp	9,347	223
Kinder Morgan Inc	119,409	1,650
Kosmos Energy Ltd	25,916	38
Liberty Oilfield Services Inc, Cl A	13,030	84
Magnolia Oil & Gas Corp *	6,491	42
Marathon Oil Corp	49,340	261
Marathon Petroleum (D)	39,176	1,389
Matador Resources Co *	7,300	71
Murphy Oil Corp	9,077	125
National Oilwell Varco Inc	26,049	313
NexTier Oilfield Solutions Inc *	8,900	22
Noble Energy Inc	29,484	293
Nordic American Tankers Ltd	4,800	21
Occidental Petroleum	50,719	646
Oceaneering International Inc *	3,123	17
ONEOK	27,212	748
Ovintiv	19,130	212
Par Pacific Holdings Inc *	5,905	51
Parsley Energy Inc, Cl A	18,342	197
Patterson-UTI Energy Inc	10,365	40
PBF Energy Inc, Cl A	4,880	42
PDC Energy Inc *	7,172	109
Phillips 66	26,375	1,542
Pioneer Natural Resources Co	10,080	1,048
ProPetro Holding Corp *	1,806	11
Range Resources Corp	9,873	74
Renewable Energy Group Inc *	2,200	74
REX American Resources Corp *	293	18
Schlumberger Ltd	87,206	1,658
Scorpio Tankers Inc	2,741	32
SEACOR Holdings Inc *	1,100	35
SFL	5,417	48
SM Energy Co	732	2
Southwestern Energy Co *	27,578	77
Targa Resources Corp	14,738	251
Transocean Ltd *(D)	30,154	37
Valero Energy (D)	25,204	1,325
Williams	74,287	1,542
WPX Energy Inc *	22,761	127

		46,138

Health Care — 5.2%
10X Genomics, Cl A *	478	55
Abbott Laboratories	13,686	1,498
AbbVie	14,223	1,362
ABIOMED Inc *	426	131
Acadia Healthcare Co Inc *	1,045	32
ACADIA Pharmaceuticals Inc *	900	36
Acceleron Pharma Inc *	400	39
Adaptive Biotechnologies Corp *	1,854	77
Agilent Technologies Inc	2,382	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agios Pharmaceuticals Inc *	700	$29
Alexion Pharmaceuticals Inc *	1,859	212
Align Technology Inc *	669	199
Alkermes PLC *	2,389	39
Allscripts Healthcare Solutions Inc *	8,242	74
Alnylam Pharmaceuticals Inc *	927	123
Amedisys Inc *	200	48
AmerisourceBergen Corp, Cl A	1,438	139
Amgen Inc (D)	4,823	1,222
Amicus Therapeutics Inc *	2,977	43
Amphastar Pharmaceuticals Inc *	3,807	78
Anthem Inc	2,176	613
Arena Pharmaceuticals Inc *	1,659	116
Arrowhead Pharmaceuticals Inc *	1,074	45
Atrion Corp	100	63
Avanos Medical Inc *	2,342	76
Avantor *	2,294	52
Baxter International Inc (D)	4,359	380
Becton Dickinson and Co	2,322	564
Biogen Inc *	1,489	428
BioMarin Pharmaceutical Inc *	1,652	129
Bio-Rad Laboratories Inc, Cl A *	198	101
Bio-Techne Corp	342	87
BioTelemetry Inc *	800	32
Bluebird Bio Inc *	603	36
Blueprint Medicines Corp *	560	43
Boston Scientific Corp *	11,337	465
Bridgebio Pharma *	2,050	61
Bristol-Myers Squibb Co	18,100	1,126
Bruker Corp	976	41
Cantel Medical Corp	1,396	73
Cardinal Health Inc	2,981	151
Cardiovascular Systems Inc *	244	8
Catalent Inc *	1,171	108
Centene Corp *	4,357	267
Cerner Corp	2,747	202
Change Healthcare Inc *	1,000	14
Charles River Laboratories International Inc *	447	98
Chemed Corp	150	78
Cigna	3,166	562
CONMED Corp	400	34
Cooper Cos Inc	528	166
CorVel Corp *	200	17
Covetrus Inc *	1,665	38
CVS Health Corp	11,512	715
Danaher Corp	4,854	1,002
DaVita Inc *	762	66
DENTSPLY SIRONA Inc	2,748	123
DexCom Inc *	583	248
Edwards Lifesciences Corp *	3,510	301
Elanco Animal Health Inc *	4,600	134

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly and Co	6,542	$971
Enanta Pharmaceuticals Inc *	1,000	52
Encompass Health Corp	1,222	80
Ensign Group Inc/The	361	21
Envista Holdings Corp *	1,600	38
Exact Sciences Corp *	1,461	110
Exelixis Inc *	2,196	49
FibroGen Inc *	1,314	59
Gilead Sciences (D)	11,433	763
Global Blood Therapeutics Inc *	700	44
Globus Medical Inc, Cl A *	800	45
Guardant Health Inc *	866	83
Haemonetics Corp *	672	60
Halozyme Therapeutics Inc *	1,232	36
HCA Healthcare Inc	2,249	305
HealthEquity Inc *	500	29
HealthStream Inc *	400	8
Henry Schein Inc *	1,403	93
Hill-Rom Holdings Inc	537	50
HMS Holdings Corp *	1,600	45
Hologic Inc *	2,018	120
Horizon Therapeutics Plc *	1,572	118
Humana Inc	1,006	418
ICU Medical Inc *	326	65
IDEXX Laboratories Inc *	582	228
Illumina Inc *	1,190	425
Immunomedics Inc *	1,079	48
Incyte Corp *	1,545	149
Innoviva Inc *	2,700	32
Insmed Inc *	745	21
Insulet Corp *	390	85
Integer Holdings Corp *	400	28
Integra LifeSciences Holdings Corp *	672	32
Intuitive Surgical Inc *	913	667
Invitae Corp *	652	23
Ionis Pharmaceuticals Inc *	1,124	61
Iovance Biotherapeutics Inc *	1,400	47
IQVIA Holdings Inc *	1,682	275
iRhythm Technologies Inc *	200	44
Ironwood Pharmaceuticals Inc, Cl A *	2,400	24
Jazz Pharmaceuticals PLC *	831	112
Johnson & Johnson (D)	20,771	3,186
Laboratory Corp of America Holdings *	889	156
LHC Group Inc *	300	62
Ligand Pharmaceuticals Inc *	222	23
LivaNova PLC *	443	21
Luminex Corp	1,000	27
Magellan Health Inc *	98	7
Masimo Corp *	408	91
McKesson Corp	1,277	196
MEDNAX Inc *	3,367	63
Medpace Holdings Inc *	300	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic PLC	11,486	$1,234
Merck & Co Inc	21,059	1,796
Merit Medical Systems Inc *	500	25
Mesa Laboratories Inc	98	24
Mettler-Toledo International Inc *	201	195
Mirati Therapeutics Inc *	334	50
Moderna Inc *	891	58
Molina Healthcare Inc *	462	85
Momenta Pharmaceuticals Inc *	400	21
Mylan NV *	6,895	113
MyoKardia Inc *	244	27
Natera Inc *	559	36
National HealthCare Corp	586	37
Natus Medical Inc *	1,200	22
Nektar Therapeutics, Cl A *	2,316	45
Neogen Corp *	997	76
NeoGenomics Inc *	878	34
Neurocrine Biosciences Inc *	713	83
Nevro Corp *	100	14
NextGen Healthcare Inc *	5,484	73
Novavax Inc *	232	26
Novocure Ltd *	1,000	83
NuVasive Inc *	500	26
Omnicell Inc *	550	37
Orthofix Medical Inc *	2,928	89
Pacira BioSciences Inc *	700	44
Patterson Cos Inc	2,178	63
Penumbra Inc *	250	52
PerkinElmer Inc	878	103
Perrigo Co PLC	1,329	69
Pfizer Inc	44,579	1,685
Phibro Animal Health Corp, Cl A	1,500	32
PRA Health Sciences Inc *	802	86
Premier Inc, Cl A	500	16
Prestige Consumer Healthcare Inc *	600	22
Providence Service Corp *	195	18
PTC Therapeutics Inc *	700	35
QIAGEN NV *	2,106	107
Quest Diagnostics Inc	1,141	127
Regeneron Pharmaceuticals Inc *	780	484
Repligen Corp *	412	64
ResMed Inc	1,157	209
Sage Therapeutics Inc *	803	42
Sarepta Therapeutics Inc *	511	75
Seattle Genetics Inc *	748	118
STAAR Surgical Co *	220	11
STERIS PLC	683	109
Stryker Corp	2,984	591
Supernus Pharmaceuticals Inc *	3,563	78
Syneos Health Inc, Cl A *	427	27
Tandem Diabetes Care Inc *	400	45
Teladoc Health Inc *	239	52

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	373	$147
Thermo Fisher Scientific Inc	3,229	1,385
Ultragenyx Pharmaceutical Inc *	424	36
United Therapeutics Corp *	439	47
UnitedHealth Group Inc (D)	7,159	2,238
Universal Health Services Inc, Cl B	902	100
US Physical Therapy Inc	1,074	95
Varex Imaging Corp *	1,200	13
Varian Medical Systems Inc *	830	144
Veeva Systems Inc, Cl A *	830	234
Vertex Pharmaceuticals Inc *	2,220	620
Waters Corp *	576	125
West Pharmaceutical Services Inc	530	150
Wright Medical Group NV *	1,323	40
Xencor Inc *	2,391	85
Zimmer Biomet Holdings Inc	1,760	248
Zoetis Inc, Cl A	3,854	617

		39,369

Information Technology — 1.7%
Accenture PLC, Cl A	1,674	402
ACI Worldwide Inc *	1,708	50
Adobe Inc *	1,212	622
Amdocs Ltd	1,547	95
ANSYS Inc *	146	49
Aspen Technology Inc *	424	54
Atlassian Corp PLC, Cl A *	100	19
Autodesk Inc *	537	132
Automatic Data Processing Inc	1,182	164
Black Knight Inc *	300	25
Blackbaud Inc	800	51
Bottomline Technologies DE Inc *	683	33
Broadridge Financial Solutions Inc	300	41
Cadence Design Systems Inc *	818	91
CDK Global Inc	935	44
Citrix Systems Inc	200	29
Cognizant Technology Solutions Corp, Cl A	1,847	123
CommVault Systems Inc *	1,100	48
CSG Systems International Inc	634	27
Datadog Inc, Cl A *	625	52
EPAM Systems Inc *	98	32
Euronet Worldwide Inc *	373	39
Fidelity National Information Services Inc	1,352	204
Fiserv Inc *	1,239	123
FleetCor Technologies Inc *	195	49
Fortinet Inc *	350	46
Gartner Inc *	400	52
Genpact Ltd	600	25
Global Payments Inc	726	128
Guidewire Software Inc *	400	45
International Business Machines Corp	2,431	300
Intuit Inc	736	254

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates Inc	249	$41
LogMeIn Inc	390	34
Manhattan Associates Inc *	586	57
ManTech International Corp/VA, Cl A	244	18
Mastercard, Cl A	2,382	853
MAXIMUS Inc	500	39
Microsoft Corp (D)	19,202	4,331
MicroStrategy Inc, Cl A *	195	28
NortonLifeLock Inc	1,294	30
Nuance Communications Inc *	1,074	32
Oracle	5,430	311
PagerDuty *	2,635	86
Palo Alto Networks Inc *	194	50
Paychex Inc	1,325	101
Paycom Software Inc *	49	15
PayPal Holdings Inc *	2,505	511
Pegasystems Inc	830	107
Perspecta Inc	4,685	97
Progress Software Corp	878	33
Proofpoint Inc *	100	11
PTC Inc *	500	46
QAD Inc, Cl A	3,123	142
Qualys Inc *	146	15
RealPage Inc *	98	6
salesforce.com Inc *	2,418	659
ServiceNow Inc *	488	235
Slack Technologies, Cl A *	2,586	85
Splunk Inc *	342	75
Square Inc, Cl A *	530	85
SS&C Technologies Holdings Inc	440	28
Synopsys Inc *	439	97
Teradata Corp *	1,100	27
Twilio Inc, Cl A *	200	54
Verint Systems Inc *	500	24
Visa Inc, Cl A	4,744	1,006
VMware Inc, Cl A *	80	12
Western Union Co	2,483	59
WEX Inc *	200	32
Workday Inc, Cl A *	549	132
Xperi Holding Corp	6,392	80
Zoom Video Communications Inc, Cl A *	288	94

		13,226

Real Estate — 2.6%
Acadia Realty Trust ‡	3,573	40
Agree Realty Corp ‡	800	53
Alexander & Baldwin Inc ‡	2,532	31
Alexander’s Inc ‡	300	76
Alexandria Real Estate Equities Inc ‡	2,018	340
American Assets Trust Inc ‡	1,565	40
American Campus Communities Inc ‡	3,030	103
American Finance Trust Inc ‡	1,562	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Homes 4 Rent, Cl A ‡	4,306	$123
American Tower Corp, Cl A ‡	6,646	1,656
Americold Realty Trust ‡	2,700	104
Apartment Investment and Management
Co, Cl A ‡	2,747	99
Apple Hospitality Inc ‡	7,686	78
AvalonBay Communities Inc ‡	2,663	421
Boston Properties Inc ‡	2,795	243
Brandywine Realty Trust ‡	5,779	64
Brixmor Property Group Inc ‡	6,563	77
Brookfield Property, Cl A ‡	3,100	36
Camden Property Trust ‡	1,907	173
CareTrust ‡	2,400	46
CBRE Group Inc, Cl A *	5,791	272
Colony Capital Inc ‡	14,834	40
Columbia Property Trust Inc ‡	3,472	41
CoreCivic Inc ‡	3,873	36
CoreSite Realty Corp ‡	614	75
Corporate Office Properties Trust ‡	2,873	71
Cousins Properties Inc ‡	2,255	67
Crown Castle International Corp ‡	6,295	1,028
CubeSmart ‡	4,619	146
Cushman & Wakefield PLC *	7,662	89
CyrusOne Inc ‡	1,364	114
Digital Realty Trust Inc ‡	3,653	569
Diversified Healthcare Trust ‡	6,456	24
Douglas Emmett Inc ‡	3,431	96
Duke Realty Corp ‡	5,163	199
EastGroup Properties Inc ‡	683	91
Empire State Realty Trust Inc, Cl A ‡	4,809	30
EPR Properties ‡	1,947	63
Equinix Inc ‡	1,199	947
Equity Commonwealth ‡	3,081	97
Equity LifeStyle Properties Inc ‡	2,760	183
Equity Residential ‡	6,467	365
Essential Properties Realty Trust Inc ‡	3,798	64
Essex Property Trust Inc ‡	1,174	254
Extra Space Storage Inc ‡	2,385	254
Federal Realty Investment Trust ‡	1,721	136
First Industrial Realty Trust Inc ‡	2,170	93
Four Corners Property Trust Inc ‡	2,200	56
Franklin Street Properties Corp ‡	7,900	35
Gaming and Leisure Properties Inc ‡	3,912	142
GEO Group Inc ‡	3,953	44
Getty Realty Corp ‡	1,300	38
Global Net Lease Inc ‡	3,953	69
Healthcare Realty Trust Inc ‡	3,396	98
Healthcare Trust of America Inc, Cl A ‡	4,949	131
Healthpeak Properties Inc ‡	10,315	285
Highwoods Properties Inc ‡	2,549	95
Host Hotels & Resorts ‡	14,506	163
Howard Hughes Corp *	891	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Pacific Properties Inc ‡	3,418	$80
Industrial Logistics Properties Trust ‡	1,400	30
Invitation Homes Inc ‡	9,257	265
Iron Mountain Inc ‡	4,801	144
JBG SMITH Properties ‡	2,850	79
Jones Lang LaSalle Inc	1,095	113
Kennedy-Wilson Holdings Inc	4,115	59
Kilroy Realty Corp ‡	2,114	124
Kimco Realty Corp ‡	8,843	106
Kite Realty Group Trust ‡	3,300	37
Lamar Advertising Co, Cl A ‡	1,816	126
Lexington Realty Trust, Cl B ‡	5,231	59
Life Storage Inc ‡	783	83
LTC Properties Inc ‡	1,415	52
Macerich Co ‡	6,003	48
Mack-Cali Realty Corp ‡	2,976	38
Marcus & Millichap Inc *	600	17
Medical Properties Trust Inc ‡	8,642	161
Mid-America Apartment Communities Inc ‡	1,926	226
Monmouth Real Estate Investment Corp,
Cl A ‡	2,294	33
National Health Investors Inc ‡	1,159	72
National Retail Properties Inc ‡	3,495	124
National Storage Affiliates Trust ‡	1,757	60
Newmark Group Inc, Cl A	20,741	92
Office Properties Income Trust ‡	446	11
Omega Healthcare Investors Inc ‡	4,126	128
Outfront Media Inc ‡	3,925	66
Paramount Group Inc ‡	6,293	47
Park Hotels & Resorts Inc ‡	5,731	54
Pebblebrook Hotel Trust ‡	2,847	36
Physicians Realty Trust ‡	3,113	56
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	59
PotlatchDeltic Corp ‡	1,759	81
Prologis Inc ‡	10,020	1,021
PS Business Parks Inc ‡	798	101
Public Storage ‡	2,530	537
QTS Realty Trust Inc, Cl A ‡	998	68
Rayonier Inc ‡	3,619	106
Realty Income Corp ‡	6,642	412
Redfin Corp *	491	23
Regency Centers Corp ‡	3,478	138
Retail Opportunity Investments Corp ‡	5,111	57
Retail Properties of America Inc, Cl A ‡	7,610	48
Rexford Industrial Realty Inc ‡	1,672	80
RLJ Lodging Trust ‡	4,589	43
Ryman Hospitality Properties Inc ‡	928	35
Sabra Health Care Inc ‡	4,761	71
Saul Centers Inc ‡	866	24
SBA Communications Corp, Cl A ‡	1,664	509
Service Properties Trust ‡	2,782	23
Simon Property Group Inc ‡	5,845	397

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SITE Centers Corp ‡	4,565	$34
SL Green Realty Corp ‡	1,388	65
Spirit Realty Capital Inc ‡	2,578	91
St Joe Co *	8,833	205
STAG Industrial Inc ‡	2,622	85
STORE Capital Corp ‡	4,245	115
Sun Communities Inc ‡	1,448	216
Sunstone Hotel Investors Inc ‡	5,594	47
Tanger Factory Outlet Centers Inc ‡	2,977	17
Taubman Centers Inc ‡	586	22
Terreno Realty Corp ‡	1,022	61
UDR Inc ‡	5,135	179
Uniti Group Inc ‡	4,338	43
Universal Health Realty Income Trust ‡	400	27
Urban Edge Properties ‡	2,952	31
Ventas Inc ‡	7,094	292
VEREIT Inc ‡	21,553	145
VICI Properties Inc ‡	8,000	179
Vornado Realty Trust ‡	4,184	150
Washington Real Estate Investment Trust ‡	2,522	55
Weingarten Realty Investors ‡	3,014	53
Welltower Inc ‡	7,297	420
Weyerhaeuser Co ‡	11,307	343
WP Carey Inc ‡	3,321	230
Xenia Hotels & Resorts Inc ‡	2,172	19

		20,050

Utilities — 1.3%
AES Corp	8,558	152
ALLETE Inc	1,950	105
Alliant Energy Corp	2,942	159
Ameren Corp	1,887	149
American Electric Power Co Inc	4,396	347
American States Water Co	500	38
American Water Works Co Inc	1,201	170
Atmos Energy Corp	927	92
Avangrid Inc	1,900	91
Avista Corp	1,600	59
Black Hills Corp	1,300	73
Brookfield Infrastructure, Cl A	2,245	112
Brookfield Renewable Partners (E)	572	26
California Water Service Group	1,300	59
CenterPoint Energy Inc	5,802	116
Chesapeake Utilities Corp	500	41
Clearway Energy Inc, Cl C	1,281	33
CMS Energy Corp	2,176	132
Consolidated Edison Inc	3,568	255
Dominion Energy Inc	7,318	574
DTE Energy Co	2,038	242
Duke Energy Corp	6,576	528
Edison International	3,887	204
Entergy Corp	2,199	218

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Essential Utilities	1,897		$81
Evergy Inc	2,014		107
Eversource Energy	2,633		226
Exelon Corp	9,779		361
FirstEnergy Corp	5,534		158
Hawaiian Electric Industries Inc	2,450		85
IDACORP Inc	1,200		108
MDU Resources Group Inc	4,055		96
MGE Energy Inc	1,400		91
Middlesex Water Co	700		45
National Fuel Gas Co	1,363		62
New Jersey Resources Corp	1,828		55
NextEra Energy Inc	3,809		1,063
NiSource Inc	3,354		74
Northwest Natural Holding Co	600		31
NorthWestern Corp	1,299		67
NRG Energy Inc	2,695		93
OGE Energy Corp	4,685		149
ONE Gas Inc	1,106		82
Ormat Technologies Inc	800		49
Otter Tail Corp	5,271		205
PG&E Corp *	3,975		37
Pinnacle West Capital Corp	1,626		119
PNM Resources Inc	2,048		89
Portland General Electric Co	1,924		73
PPL Corp	7,354		203
Public Service Enterprise Group Inc	4,552		238
Sempra Energy	3,081		381
SJW Group	800		50
South Jersey Industries Inc	1,000		22
Southern Co	9,736		508
Southwest Gas Holdings Inc	924		58
Spire Inc	1,106		64
UGI Corp	2,453		85
Unitil Corp	500		21
Vistra Corp	5,645		109
WEC Energy Group Inc	3,113		293
Xcel Energy Inc	4,332		301

			9,914

(Total Common Stock Cost $161,912) ($ Thousands)			196,276

	Face Amount (Thousands	)

CORPORATE OBLIGATIONS — 13.5%

Communication Services — 1.4%
AT&T
4.350%, 03/01/2029	$1,403		1,670
2.750%, 06/01/2031	200		212
Baidu
3.425%, 04/07/2030	201		224

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CCO Holdings LLC
5.000%, 02/01/2028 (F)		$599	$633
4.000%, 03/01/2023 (F)		596	604
Cox Communications
2.950%, 06/30/2023 (F)		173	183
CSC Holdings LLC
6.750%, 11/15/2021		125	131
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (F)		415	409
Interpublic Group of Cos Inc
4.750%, 03/30/2030		520	626
Prosus MTN
4.027%, 08/03/2050 (F)		393	417
Tencent Holdings MTN
3.240%, 06/03/2050 (F)		412	437
1.810%, 01/26/2026 (F)		621	635
Time Warner Cable LLC
4.500%, 09/15/2042		245	275
Verizon Communications
4.862%, 08/21/2046		465	628
3.000%, 03/22/2027		241	269
ViacomCBS
4.950%, 01/15/2031		214	256
4.200%, 05/19/2032		135	154
Vodafone Group
3.750%, 01/16/2024		1,694	1,858
Weibo
3.375%, 07/08/2030		913	953

			10,574

Consumer Discretionary — 1.3%
AutoNation
4.750%, 06/01/2030		528	619
Booking Holdings
4.625%, 04/13/2030		525	634
Clarios Global
4.375%, 05/15/2026 (F)	EUR	161	198
Expedia Group Inc
7.000%, 05/01/2025 (F)		$204	222
6.250%, 05/01/2025 (F)		53	58
General Motors
6.800%, 10/01/2027		194	237
6.125%, 10/01/2025		138	162
General Motors Financial
5.200%, 03/20/2023		479	522
5.100%, 01/17/2024		936	1,029
2.700%, 08/20/2027		595	596
Harley-Davidson Financial Services
3.350%, 06/08/2025 (F)		1,058	1,122
International Game Technology
6.250%, 02/15/2022 (F)		219	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Las Vegas Sands
3.200%, 08/08/2024	$334	$338
2.900%, 06/25/2025	572	569
Lear
3.800%, 09/15/2027	110	118
3.500%, 05/30/2030	356	364
Marriott International Inc/MD
5.750%, 05/01/2025	67	75
Ralph Lauren
2.950%, 06/15/2030	660	683
Ross Stores
4.700%, 04/15/2027	902	1,059
Royal Caribbean Cruises
11.500%, 06/01/2025 (F)	503	583
10.875%, 06/01/2023 (F)	279	307
Time Warner Cable LLC
4.125%, 02/15/2021	65	66
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (F)	462	480

		10,266

Consumer Staples — 0.9%
Albertsons
3.500%, 02/15/2023 (F)	873	893
Altria Group
4.800%, 02/14/2029	160	191
3.400%, 05/06/2030	850	937
Anheuser-Busch InBev Worldwide
4.600%, 06/01/2060	435	535
BAT Capital
4.700%, 04/02/2027	545	632
3.215%, 09/06/2026	971	1,054
BRF GmbH
4.350%, 09/29/2026	200	205
Coca-Cola
2.950%, 03/25/2025	665	734
Coca-Cola Femsa
2.750%, 01/22/2030	347	373
1.850%, 09/01/2032	308	308
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (F)	292	298
Spectrum Brands
5.750%, 07/15/2025	685	707
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (F)(G)	500	5

		6,872

Energy — 1.7%
Baker Hughes LLC
3.337%, 12/15/2027	569	621
Boardwalk Pipelines
3.400%, 02/15/2031	453	457

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.194%, 04/06/2025	$542	$597
Cenovus Energy
4.250%, 04/15/2027	36	34
Energy Transfer Operating
5.200%, 02/01/2022	465	484
4.650%, 06/01/2021	85	87
3.750%, 05/15/2030	1,684	1,672
Eni
4.250%, 05/09/2029 (F)	950	1,067
Exxon Mobil
2.992%, 03/19/2025	645	711
1.571%, 04/15/2023	840	867
Husky Energy
4.400%, 04/15/2029	1,254	1,335
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	51
Marathon Petroleum
5.125%, 03/01/2021	47	48
5.125%, 12/15/2026	216	256
Oleoducto Central
4.000%, 07/14/2027 (F)	235	245
ONEOK
5.850%, 01/15/2026	347	400
4.000%, 07/13/2027	717	749
Petroleos Mexicanos
6.840%, 01/23/2030 (F)	198	191
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	342
Petronas Capital MTN
4.550%, 04/21/2050 (F)	538	708
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	486	553
Sunoco
4.875%, 01/15/2023	586	595
Tengizchevroil Finance International
3.250%, 08/15/2030 (F)	255	263
Transocean Poseidon
6.875%, 02/01/2027 (F)	313	255
Valero Energy
2.700%, 04/15/2023	479	500
Williams
3.900%, 01/15/2025	176	194

		13,282

Financials — 4.6%
ABN AMRO Bank
4.750%, 07/28/2025 (F)	200	226
AIB Group MTN
4.750%, 10/12/2023 (F)	325	356
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (F)	635	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alfa
5.250%, 03/25/2024 (F)	$814	$881
Alleghany
3.625%, 05/15/2030	894	1,003
American Express
3.598%, VAR ICE LIBOR USD 3 Month+3.285%(H)	364	338
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (F)	400	452
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (F)	728	732
Banco Santander
5.179%, 11/19/2025	600	685
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025 (F)	358	404
Bank of America MTN
3.950%, 04/21/2025	2,163	2,430
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,225	1,268
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(H)	192	208
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (F)	475	476
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%(F)(H)	106	132
3.684%, 01/10/2023	755	783
BNP Paribas MTN
4.375%, 05/12/2026 (F)	700	794
Capital One Financial
2.600%, 05/11/2023	398	417
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(H)	397	436
CIT Group
5.250%, 03/07/2025	487	531
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(H)	232	243
4.450%, 09/29/2027	604	702
4.375%, VAR ICE LIBOR USD 3 Month+4.095%(H)	320	318
3.875%, 03/26/2025	1,128	1,255
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	255	277
Commonwealth Bank of Australia
4.500%, 12/09/2025 (F)	402	456

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
4.375%, 08/04/2025	$425	$485
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(F)(H)	200	222
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(H)	749	808
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(F) (H)	300	326
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (F)	577	619
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(H)	1,248	1,346
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(H)	236	242
Goldman Sachs Group MTN
1.856%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	681
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	260	293
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	592	666
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%(H)	725	763
3.550%, 04/09/2024	1,000	1,097
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (F)	332	358
JPMorgan Chase
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	679	713
MetLife
5.700%, 06/15/2035	65	96
Morgan Stanley
4.085%, VAR ICE LIBOR USD 3 Month+3.810%(H)	160	158
Morgan Stanley MTN
5.000%, 11/24/2025	154	181
4.350%, 09/08/2026	742	865
Nationwide Building Society
4.000%, 09/14/2026 (F)	510	561
Nationwide Financial Services
5.375%, 03/25/2021 (F)	320	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(H)	$560	$589
Navient
6.625%, 07/26/2021	560	574
Navient MTN
7.250%, 01/25/2022	15	16
Santander Holdings USA
4.400%, 07/13/2027	351	392
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(H)	385	405
1.778%, VAR ICE LIBOR USD 3 Month+1.510%(F)(H)	400	328
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (F)	61	67
Synchrony Financial
4.500%, 07/23/2025	931	1,013
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(H)	792	869
UBS Group
7.125%, VAR USSW5YF+5.883%(H)	1,806	1,868
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(H)	408	443
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	270
Wells Fargo
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	510	533
Wells Fargo MTN
4.300%, 07/22/2027	160	184

		34,850

Health Care — 0.5%
AbbVie
4.875%, 11/14/2048	259	335
Baxalta
3.600%, 06/23/2022	222	232
Centene Corp
4.625%, 12/15/2029	182	200
4.250%, 12/15/2027	159	166
Cigna
4.375%, 10/15/2028	384	460
4.125%, 11/15/2025	288	333
3.750%, 07/15/2023	152	165

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gilead Sciences
2.550%, 09/01/2020		$1,159	$1,159
Mylan NV
3.950%, 06/15/2026		478	541
Royalty Pharma
1.750%, 09/02/2027 (F)		143	143

			3,734

Industrials — 1.1%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		187	204
4.500%, 09/15/2023		323	331
4.450%, 04/03/2026		156	157
4.125%, 07/03/2023		249	252
3.300%, 01/23/2023		249	248
Air Lease
3.875%, 07/03/2023		71	74
Air Lease MTN
4.250%, 02/01/2024		291	304
Aviation Capital Group LLC
5.500%, 12/15/2024 (F)		429	441
4.875%, 10/01/2025 (F)		175	172
4.375%, 01/30/2024 (F)		142	140
4.125%, 08/01/2025 (F)		6	6
3.875%, 05/01/2023 (F)		335	331
3.500%, 11/01/2027 (F)		89	79
2.875%, 01/20/2022 (F)		72	72
Cemex
7.375%, 06/05/2027 (F)		269	292
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	532
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (F)		200	222
GE Capital Funding LLC
4.400%, 05/15/2030 (F)		236	249
General Electric
3.450%, 05/01/2027		633	669
0.875%, 05/17/2025	EUR	910	1,074
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$253	314
4.350%, 04/05/2036 (F)		228	257
Odebrecht Finance
7.125%, 06/26/2042 (F)(G)		371	22
5.250%, 06/27/2029 (F)(G)		369	24
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (F)		431	456
Southwest Airlines
4.750%, 05/04/2023		496	528
TransDigm
6.250%, 03/15/2026 (F)		448	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	$134	$141

		8,064

Information Technology — 0.7%
Analog Devices
2.950%, 04/01/2025	69	76
Broadcom
4.700%, 04/15/2025	52	59
4.250%, 04/15/2026	205	233
4.150%, 11/15/2030	818	922
4.110%, 09/15/2028	566	634
3.875%, 01/15/2027	751	833
Dell International LLC
6.020%, 06/15/2026 (F)	313	369
5.450%, 06/15/2023 (F)	128	141
Infor
1.750%, 07/15/2025 (F)	323	335
Lam Research
2.800%, 06/15/2021	437	445
Mastercard
3.300%, 03/26/2027	355	407
NXP BV/ NXP Funding LLC/ NXP USA
2.700%, 05/01/2025 (F)	103	110
Oracle
2.500%, 04/01/2025	816	878
Seagate HDD Cayman
4.091%, 06/01/2029 (F)	171	183

		5,625

Materials — 0.8%
Alpek
4.250%, 09/18/2029 (F)	375	380
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (F)	420	400
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (F)	404	429
DuPont de Nemours
4.493%, 11/15/2025	710	826
4.205%, 11/15/2023	710	784
GUSAP III
4.250%, 01/21/2030 (F)	750	787
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (F)	330	361
Industrias Penoles
4.750%, 08/06/2050 (F)	287	302
Inversiones CMPC
4.375%, 05/15/2023	237	252
4.375%, 04/04/2027	711	792
Nacional del Cobre de Chile
3.750%, 01/15/2031 (F)	201	223

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 01/14/2030 (F)	$485	$513

		6,049

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	13	14
Welltower
4.000%, 06/01/2025	136	153
3.625%, 03/15/2024	54	58
3.100%, 01/15/2030	93	98
2.750%, 01/15/2031	112	114

		437

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)	297	309
Colbun
3.150%, 03/06/2030 (F)	400	432
Enel Chile
4.875%, 06/12/2028	689	828
Israel Electric
5.000%, 11/12/2024 (F)	581	653
Kentucky Utilities
3.300%, 06/01/2050	365	403
NextEra Energy Capital Holdings
2.750%, 05/01/2025	166	180
Terraform Global Operating LLC
6.125%, 03/01/2026 (F)	77	78

		2,883

Total Corporate Obligations (Cost $97,254) ($ Thousands)		102,636

MORTGAGE-BACKED SECURITIES — 8.6%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
6.038%, VAR ICE LIBOR USD 1 Month+6.200%,10/15/2042	24	6
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.838%, VAR ICE LIBOR USD 1 Month+6.000%,05/15/2046	1,142	275
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.988%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	1,847	419
FHLMC CMO, Ser 2017-4719, Cl JS, IO
5.988%, VAR ICE LIBOR USD 1 Month+6.150%,09/15/2047	1,840	306
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.038%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	2,044	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.888%, VAR ICE LIBOR USD 1 Month+6.050%,02/25/2050	$2,442	$448
FNMA CMO, Ser 2011-131, Cl ST, IO
6.365%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	866	203
FNMA CMO, Ser 2014-17, Cl SA, IO
5.875%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,451	625
FNMA CMO, Ser 2014-78, Cl SE, IO
5.925%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,568	307
FNMA CMO, Ser 2014-92, Cl SX, IO
5.925%, VAR ICE LIBOR USD 1 Month+6.100%,01/25/2045	24	6
FNMA CMO, Ser 2016-77, Cl DS, IO
5.825%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,527	304
FNMA CMO, Ser 2017-62, Cl AS, IO
5.975%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	1,830	335
FNMA CMO, Ser 2017-81, Cl SA, IO
6.025%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	1,932	428
GNMA CMO, Ser 2017-122, Cl SA, IO
6.042%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	1,424	292

		4,361

Non-Agency Mortgage-Backed Obligations — 8.0%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	55	50
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	271	209
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	201	150
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	130	118
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
1.062%, VAR ICE LIBOR USD 1 Month+0.900%,04/15/2035 (F)	758	710
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.162%, VAR ICE LIBOR USD 1 Month+1.000%,06/15/2035 (F)	1,000	943
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%,03/10/2037 (C)(F)	395	349

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.162%, VAR ICE LIBOR USD 1
Month+1.000%,11/15/2033 (F)	$1,535	$1,455
Bellemeade Re, Ser 2018-2A, Cl M1B
1.525%, VAR ICE LIBOR USD 1
Month+1.350%,08/25/2028 (F)	65	65
Bellemeade Re, Ser 2018-3A, Cl M1B
2.025%, VAR ICE LIBOR USD 1
Month+1.850%,10/25/2028 (F)	311	308
Bellemeade Re, Ser 2019-1A, Cl M1B
1.925%, VAR ICE LIBOR USD 1
Month+1.750%,03/25/2029 (F)	720	711
Bellemeade Re, Ser 2019-2A, Cl M1C
2.175%, VAR ICE LIBOR USD 1
Month+2.000%,04/25/2029 (F)	516	507
Bellemeade Re, Ser 2019-3A, Cl M1C
2.125%, VAR ICE LIBOR USD 1
Month+1.950%,07/25/2029 (F)	366	344
Bellemeade Re, Ser 2019-3A, Cl M1B
1.775%, VAR ICE LIBOR USD 1
Month+1.600%,07/25/2029 (F)	507	493
Bellemeade Re, Ser 2019-4A, Cl M1B
2.175%, VAR ICE LIBOR USD 1
Month+2.000%,10/25/2029 (F)	730	703
Bellemeade Re, Ser 2020-2A, Cl M1B
3.583%, VAR ICE LIBOR USD 1
Month+3.200%,08/26/2030 (F)	380	380
BFLD, Ser 2019-DPLO, Cl D
2.002%, VAR ICE LIBOR USD 1
Month+1.840%,10/15/2034 (F)	364	331
BHMS, Ser 2018-ATLS, Cl A
1.412%, VAR ICE LIBOR USD 1
Month+1.250%,07/15/2035 (F)	762	728
Braemar Hotels & Resorts Trust, Ser 2018- PRME, Cl A
0.982%, VAR ICE LIBOR USD 1
Month+0.820%,06/15/2035 (F)	750	709
BX Trust, Ser 2018-EXCL, Cl A
1.250%, VAR ICE LIBOR USD 1
Month+1.088%,09/15/2037 (F)	862	787
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	625	674
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (F)	285	300
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	89	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Reference Notes, Ser 2019- CL1, Cl M3
2.275%, VAR ICE LIBOR USD 1
Month+2.100%,04/25/2047 (F)	$202	$202
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%,05/25/2036	130	99
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%,09/25/2036	67	47
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%,04/10/2046 (C)(F)	250	234
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	838
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	390	438
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	950	1,060
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%,09/15/2050 (C)	392	438
CLNY Trust, Ser 2019-IKPR, Cl D
2.187%, VAR ICE LIBOR USD 1
Month+2.025%,11/15/2038 (F)	750	652
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.050%,07/10/2046 (C)(F)	690	680
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	920	1,000
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (F)	493	489
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%,02/10/2035 (F)	200	214
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	490	546
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	700	755
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.575%, VAR ICE LIBOR USD 1
Month+2.400%,04/25/2031 (F)	289	288
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.475%, VAR ICE LIBOR USD 1
Month+2.300%,08/25/2031 (F)	203	203
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.325%, VAR ICE LIBOR USD 1
Month+2.150%,09/25/2031 (F)	105	105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.175%, VAR ICE LIBOR USD 1
Month+2.100%,06/25/2039 (F)	$386	$383
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.175%, VAR ICE LIBOR USD 1
Month+2.000%,07/25/2039 (F)	228	227
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.275%, VAR ICE LIBOR USD 1
Month+2.100%,09/25/2039 (F)	484	481
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.275%, VAR ICE LIBOR USD 1
Month+2.100%,10/25/2039 (F)	899	895
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%,06/15/2057	421	459
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%,08/15/2048	401	443
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%,11/15/2048	1,070	1,192
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.191%, VAR ICE LIBOR USD 1
Month+1.030%,12/19/2030 (F)	798	771
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.365%, VAR ICE LIBOR USD 1
Month+0.190%,12/25/2036	180	93
Eagle Re, Ser 2020-1, Cl M1A
1.075%, VAR ICE LIBOR USD 1
Month+0.900%,01/25/2030 (F)	820	809
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.875%, VAR ICE LIBOR USD 1
Month+1.700%,01/25/2050 (F)	725	707
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.225%, VAR ICE LIBOR USD 1
Month+2.050%,07/25/2049 (F)	56	55
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.125%, VAR ICE LIBOR USD 1
Month+1.950%,10/25/2049 (F)	609	599
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.325%, VAR ICE LIBOR USD 1
Month+2.150%,11/25/2048 (F)	403	378
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.025%, VAR ICE LIBOR USD 1
Month+1.850%,09/25/2049 (F)	348	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.425%, VAR ICE LIBOR USD 1
Month+3.250%,07/25/2029	$828	$848
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.675%, VAR ICE LIBOR USD 1
Month+2.500%,03/25/2030	705	710
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA3, Cl M2
2.525%, VAR ICE LIBOR USD 1
Month+2.350%,04/25/2030	657	659
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	53	37
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.075%, VAR ICE LIBOR USD 1
Month+4.900%,11/25/2024	297	304
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
4.725%, VAR ICE LIBOR USD 1
Month+4.550%,02/25/2025	107	108
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.475%, VAR ICE LIBOR USD 1
Month+4.300%,02/25/2025	544	558
FNMA Connecticut Avenue Securities,
Ser 2015-C02, Cl 2M2
4.175%, VAR ICE LIBOR USD 1
Month+4.000%,05/25/2025	132	134
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.175%, VAR ICE LIBOR USD 1
Month+4.000%,05/25/2025	338	345
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.175%, VAR ICE LIBOR USD 1
Month+5.000%,07/25/2025	333	343
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.175%, VAR ICE LIBOR USD 1
Month+5.000%,07/25/2025	233	238
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.875%, VAR ICE LIBOR USD 1
Month+5.700%,04/25/2028	108	113
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.625%, VAR ICE LIBOR USD 1
Month+4.450%,01/25/2029	541	560

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.425%, VAR ICE LIBOR USD 1
Month+4.250%,04/25/2029	$209	$215
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.525%, VAR ICE LIBOR USD 1
Month+4.350%,05/25/2029	490	504
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.725%, VAR ICE LIBOR USD 1
Month+3.550%,07/25/2029	523	533
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.175%, VAR ICE LIBOR USD 1
Month+3.000%,10/25/2029	443	446
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.555%,08/10/2044 (C)(F)	80	62
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%,04/10/2031 (F)	70	71
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (C)(F)	1,485	1,464
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.155%,01/10/2047 (C)(F)	431	348
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%,06/10/2047	767	838
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%,03/10/2051 (C)	1,400	1,592
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.362%, VAR ICE LIBOR USD 1
Month+1.200%,06/15/2038 (F)	1,039	1,012
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.312%, VAR ICE LIBOR USD 1
Month+1.150%,08/15/2032 (F)	860	829
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.425%, VAR ICE LIBOR USD 1
Month+0.250%,03/25/2035	47	41
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	955	1,042
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.984%,09/15/2047 (C)	16,262	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	$485	$541
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	942
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.208%,09/15/2050 (C)	6,853	359
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%,10/15/2045 (F)	1,200	1,238
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	980
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
2.012%, VAR ICE LIBOR USD 1
Month+1.850%,01/16/2037 (F)	116	106
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (C)	145	83
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%,03/10/2049 (F)	576	585
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	950	1,031
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl D
5.675%,09/15/2047 (C)(F)	110	110
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.112%, VAR ICE LIBOR USD 1
Month+1.950%,11/15/2026 (F)	114	114
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%,12/15/2049	755	840
Mortgage Insurance-Linked Notes, Ser 2019- 1, Cl M1
2.075%, VAR ICE LIBOR USD 1
Month+1.900%,11/26/2029 (F)	603	586
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.945%, VAR ICE LIBOR USD 1
Month+0.784%,07/15/2033 (F)	480	470
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.662%, VAR ICE LIBOR USD 1
Month+1.500%,07/15/2036 (F)	346	342

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.170%, VAR ICE LIBOR USD 1 Month+2.000%,03/27/2024 (F)	$240	$228
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.920%, VAR ICE LIBOR USD 1 Month+2.750%,05/27/2023 (F)	441	413
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.870%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (F)	151	144
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.520%, VAR ICE LIBOR USD 1 Month+2.350%,02/27/2023 (F)	473	458
Radnor Re, Ser 2019-1, Cl M1B
2.125%, VAR ICE LIBOR USD 1 Month+1.950%,02/25/2029 (F)	404	396
Radnor Re, Ser 2019-2, Cl M1B
1.925%, VAR ICE LIBOR USD 1 Month+1.750%,06/25/2029 (F)	530	524
Radnor Re, Ser 2020-1, Cl M1A
1.125%, VAR ICE LIBOR USD 1 Month+0.950%,02/25/2030 (F)	311	308
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
1.632%, VAR ICE LIBOR USD 1 Month+1.470%,11/15/2027 (F)	1,081	757
UBS Commercial Mortgage Trust, Ser 2017- C1, Cl A4
3.544%,11/15/2050 (C)	1,070	1,218
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%,05/15/2051	1,000	1,167
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%,02/15/2051	855	983
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%,03/15/2051 (C)	1,500	1,745
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	201
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.613%,09/15/2048 (C)	527	492
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.565%,12/15/2059 (C)	370	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.458%,11/15/2049 (C)	$620	$589
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%,03/15/2051 (C)	750	874
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%,01/15/2052	103	123
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.425%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (F)	280	221
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.675%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (F)	85	68

		61,204

Total Mortgage-Backed Securities
(Cost $64,360) ($ Thousands)		65,565

U.S. GOVERNMENT AGENCY OBLIGATIONS ^— 7.4%
FFCB
2.050%, 11/25/2025	2,800	2,806
1.150%, 04/09/2025	2,000	2,000
1.000%, 06/30/2022	500	500
0.950%, 04/08/2022	4,300	4,303
0.535%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,204
0.470%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	6,000	5,997
0.400%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,498
0.385%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,010
FHLB DN
0.133%, 09/02/2016 (A)	2,600	2,600
FHLMC
0.450%, 07/28/2023	2,000	2,000
0.375%, 05/05/2023	1,000	1,003
0.375%, 07/21/2025	1,400	1,397

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
0.900%, 07/20/2026		$1,700	$1,700
0.280%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022		1,000	1,001
0.240%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022		2,000	2,002
0.235%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021		1,500	1,501
0.220%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022		2,500	2,501
FNMA
0.625%, 04/22/2025		1,300	1,312
0.500%, 06/17/2025		1,500	1,504
0.480%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022		2,100	2,107
0.450%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022		2,300	2,307
0.440%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022		3,800	3,809
0.410%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021		1,800	1,803
0.390%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022		1,700	1,703
0.250%, 05/22/2023		1,500	1,502
0.250%, 07/10/2023		1,100	1,100
0.200%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022		1,000	999

Total U.S. Government Agency Obligations (Cost $56,086) ($ Thousands)			56,169

SOVEREIGN DEBT — 2.8%
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (F)		412	501
2.500%, 04/16/2025 (F)		468	496
1.700%, 03/02/2031 (F)		581	577
Brazilian Government International Bond
2.875%, 06/06/2025		569	576
Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD	3,236	2,968

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
3.125%, 04/15/2031		$413	$429
Egypt Government International Bond MTN
6.125%, 01/31/2022 (F)		251	258
Israel Government International Bond
3.875%, 07/03/2050		495	590
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	416,562	3,931
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,285
Mexico Government International Bond
3.900%, 04/27/2025		$550	605
Peruvian Government International Bond
2.392%, 01/23/2026		249	262
Qatar Government International Bond
3.400%, 04/16/2025 (F)		294	322
Saudi Government International Bond MTN
2.900%, 10/22/2025 (F)		810	859
South Africa Government International Bond
8.000%, 01/31/2030	ZAR	139,901	7,604
Uruguay Government International Bond
4.375%, 01/23/2031		$180	215

Total Sovereign Debt (Cost $20,707) ($ Thousands)			21,478

ASSET-BACKED SECURITIES — 2.3%

Automotive — 1.0%

Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (F)		438	441
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (F)		1,000	1,048
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (F)		1,100	1,166
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (F)		207	207
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (F)		1,000	1,010
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (F)		532	537
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (F)		365	379
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (F)		375	383

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (F)	$705	$720
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (F)	201	201
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (F)	397	398
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (F)	637	637
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (F)	499	499
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (F)	313	314

		7,940

Credit Cards — 0.4%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,435	1,451
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	723
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	850

		3,024

Other Asset-Backed Securities — 0.9%
Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025 (F)	175	175
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (F)	7	7
Dryden 77 CLO, Ser 2020-77A, Cl A
2.374%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (F)	500	502
Dryden 78 CLO, Ser 2020-78A, Cl C
3.217%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (F)	660	638
Dryden 78 CLO, Ser 2020-78A, Cl D
4.267%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (F)	340	322
Elevation CLO, Ser 2020-11A, Cl C
3.523%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (F)	580	570
Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A
2.308%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (F)	733	736
Kayne CLO 7, Ser 2020-7A, Cl C
3.407%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (F)	300	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XXVI, Ser 2020-26A, Cl A
1.949%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (F)	$988	$990
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (F)	89	90
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (F)	157	158
OCP CLO, Ser 2020-18A, Cl A
2.053%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (F)	727	728
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (F)	147	148
SoFi Consumer Loan Program LLC, Ser 2017- 2, Cl A
3.280%, 02/25/2026 (F)	29	29
SoFi Consumer Loan Program LLC, Ser 2017- 5, Cl A2
2.780%, 09/25/2026 (F)	280	283
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (F)	337	340
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (F)	288	291
Voya CLO, Ser 2019-1A, Cl DR
3.125%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (F)	265	247

		6,543

Total Asset-Backed Securities (Cost $17,348) ($ Thousands)		17,507

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, Build America Bonds, GO
5.700%, 11/01/2021	620	660

New York — 0.1%
New York & New Jersey, Port Authority, RB
1.086%, 07/01/2023	490	496

Total Municipal Bonds (Cost $1,147) ($ Thousands)		1,156

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Bristol-Myers Squibb *‡‡	8,919	$24

Total Rights (Cost $19) ($ Thousands)		24

	Number of Warrants

WARRANTS — 0.0%
Occidental Petroleum, Expires 08/06/2027 Strike Price $22 *	6,339	19

Total Warrants (Cost $—) ($ Thousands)		19

Total Investments in Securities — 127.3% (Cost $903,681) ($ Thousands)		$967,809

	Shares

COMMON STOCK SOLD SHORT— (12.7)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(3,000)	$(83)
Cable One Inc	(100)	(184)
Cardlytics Inc *	(600)	(46)
Charter Communications Inc, Cl A *	(1,786)	(1,099)
Comcast Corp, Cl A	(49,111)	(2,201)
Discovery Inc, Cl A *	(2,200)	(48)
Discovery Inc, Cl C *	(1,200)	(24)
DISH Network Corp, Cl A *	(1,952)	(69)
EverQuote Inc, Cl A *	(500)	(18)
Interpublic Group of Cos Inc	(2,635)	(47)
Liberty Broadband Corp, Cl A *	(342)	(47)
Liberty Broadband Corp, Cl C *	(1,025)	(144)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(781)	(28)
New York Times Co, Cl A	(2,000)	(87)
News Corp	(732)	(11)
News Corp, Cl A	(4,700)	(71)
Nexstar Media Group Inc, Cl A	(146)	(14)
Omnicom Group Inc	(1,659)	(90)
Shutterstock Inc	(1,300)	(65)
Sirius XM Holdings Inc	(18,200)	(107)
Stamps.com Inc *	(300)	(75)
TechTarget Inc *	(1,366)	(54)
ViacomCBS, Cl B	(6,480)	(180)

		(4,792)

Consumer Discretionary — (8.4)%
1-800-Flowers.com Inc, Cl A *	(900)	(27)
Acushnet Holdings Corp	(600)	(21)
Adient PLC *	(4,929)	(85)
Adtalem Global Education Inc *	(1,353)	(45)
Advance Auto Parts Inc	(471)	(74)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Amazon.com Inc *	(1,499)	$(5,173)
American Axle & Manufacturing Holdings
Inc *	(11,643)	(91)
American Outdoor Brands Inc *	(500)	(8)
Aptiv PLC	(13,311)	(1,146)
Aramark	(3,858)	(106)
Aspen Group Inc *	(7,515)	(96)
AutoZone Inc *	(189)	(226)
Beazer Homes USA Inc *	(504)	(6)
Best Buy Co Inc	(1,811)	(201)
Bloomin’ Brands Inc	(3,500)	(50)
Booking Holdings *	(376)	(718)
BorgWarner Inc	(12,590)	(511)
Boyd Gaming Corp	(2,119)	(57)
Bright Horizons Family Solutions Inc *	(1,610)	(214)
Brinker International Inc	(1,659)	(75)
Brunswick Corp/DE	(3,409)	(211)
Burlington Stores Inc *	(537)	(106)
Caesars Entertainment *	(2,001)	(92)
Callaway Golf Co	(4,067)	(85)
Capri Holdings Ltd *	(3,962)	(63)
CarMax Inc *	(1,256)	(134)
Carnival Corp, Cl A	(12,089)	(199)
CarParts.com Inc *	(4,929)	(69)
Carter’s Inc	(1,478)	(118)
Carvana Co, Cl A *	(488)	(105)
Cavco Industries Inc *	(244)	(47)
Century Communities Inc *	(1,659)	(59)
Chegg Inc *	(3,700)	(273)
Chipotle Mexican Grill Inc, Cl A *	(709)	(929)
Choice Hotels International Inc	(702)	(70)
Churchill Downs Inc	(854)	(149)
Columbia Sportswear Co	(232)	(20)
Cooper Tire & Rubber Co	(4,592)	(159)
Cooper-Standard Holdings Inc *	(900)	(16)
Cracker Barrel Old Country Store Inc	(294)	(39)
Crocs Inc *	(2,586)	(103)
Dana Inc	(12,439)	(174)
Darden Restaurants Inc	(3,298)	(286)
Deckers Outdoor Corp *	(1,176)	(240)
Dollar General Corp	(2,181)	(440)
Dollar Tree Inc *	(1,673)	(161)
Domino’s Pizza Inc	(1,143)	(467)
Dorman Products Inc *	(2,848)	(241)
DR Horton Inc	(13,368)	(954)
Dunkin’ Brands Group Inc	(1,659)	(126)
eBay Inc	(6,396)	(350)
Etsy Inc *	(1,100)	(132)
Expedia Group Inc	(826)	(81)
Five Below Inc *	(500)	(55)
Floor & Decor Holdings Inc, Cl A *	(900)	(66)
Ford Motor Co	(175,978)	(1,200)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Fox Factory Holding Corp *	(1,878)	$(189)
frontdoor Inc *	(1,000)	(44)
Garmin Ltd	(6,352)	(658)
General Motors	(55,583)	(1,647)
Gentex Corp	(19,469)	(527)
Gentherm Inc *	(3,354)	(152)
Genuine Parts Co	(1,942)	(183)
Goodyear Tire & Rubber Co	(18,139)	(174)
GoPro Inc, Cl A *	(8,151)	(37)
Grand Canyon Education Inc *	(1,255)	(118)
Grubhub *	(968)	(70)
H&R Block Inc	(2,903)	(42)
Hanesbrands Inc	(12,002)	(184)
Harley-Davidson Inc	(7,984)	(221)
Hasbro Inc	(4,085)	(322)
Helen of Troy Ltd *	(824)	(170)
Hilton Grand Vacations Inc *	(1,700)	(37)
Hilton Worldwide Holdings Inc	(7,732)	(699)
Home Depot Inc	(7,859)	(2,240)
Hyatt Hotels Corp, Cl A	(1,406)	(79)
Installed Building Products Inc *	(1,122)	(97)
iRobot Corp *	(953)	(71)
Jack in the Box Inc	(587)	(48)
Johnson Outdoors Inc, Cl A	(195)	(17)
K12 Inc *	(1,600)	(60)
KB Home	(3,465)	(124)
Kontoor Brands Inc	(113)	(2)
L Brands Inc	(2,933)	(86)
Las Vegas Sands	(8,920)	(452)
Laureate Education Inc, Cl A *	(3,700)	(46)
La-Z-Boy Inc, Cl Z	(359)	(12)
LCI Industries	(2,113)	(240)
Lear	(4,255)	(485)
Leggett & Platt Inc	(4,744)	(194)
Lennar Corp, Cl A	(11,154)	(834)
Lennar Corp, Cl B	(601)	(36)
LGI Homes Inc *	(828)	(93)
Lifetime Brands Inc	(6,006)	(59)
LKQ Corp *	(4,852)	(154)
Lowe’s Cos Inc	(5,988)	(986)
Lululemon Athletica Inc *	(4,317)	(1,622)
M/I Homes Inc *	(1,562)	(66)
Magnite *	(4,400)	(32)
Malibu Boats Inc, Cl A *	(1,000)	(52)
Marriott International Inc/MD, Cl A	(6,956)	(716)
Marriott Vacations Worldwide Corp	(1,189)	(113)
Mattel Inc *	(11,887)	(128)
McDonald’s Corp	(19,250)	(4,110)
MDC Holdings Inc	(1,887)	(82)
Meritage Homes Corp *	(1,497)	(144)
MGM Resorts International	(12,189)	(274)
Mohawk Industries Inc *	(2,077)	(192)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Motorcar Parts of America Inc *	(5,271)	$(92)
Newell Brands Inc	(14,810)	(237)
NIKE Inc, Cl B	(43,329)	(4,848)
Norwegian Cruise Line Holdings Ltd *	(6,153)	(105)
NVR Inc *	(126)	(525)
Ollie’s Bargain Outlet Holdings Inc *	(878)	(84)
O’Reilly Automotive Inc *	(536)	(250)
Papa John’s International Inc	(1,562)	(154)
Peloton Interactive Inc, Cl A *	(3,939)	(302)
Penn National Gaming Inc *	(4,231)	(216)
Perdoceo Education Corp *	(634)	(9)
Planet Fitness Inc, Cl A *	(2,001)	(122)
Polaris Inc	(2,214)	(224)
Pool Corp	(250)	(82)
PulteGroup Inc	(10,042)	(448)
PVH Corp	(2,444)	(136)
Qurate Retail Inc *	(1,600)	(18)
Ralph Lauren, Cl A	(1,573)	(108)
RH *	(200)	(66)
Ross Stores	(2,428)	(221)
Royal Caribbean Cruises	(5,294)	(364)
Scientific Games Corp, Cl A *	(2,538)	(52)
Service Corp International/US	(4,124)	(188)
ServiceMaster Global Holdings Inc *	(2,996)	(120)
Shake Shack Inc, Cl A *	(800)	(55)
Six Flags Entertainment Corp	(2,294)	(50)
Skechers USA Inc, Cl A *	(4,867)	(145)
Skyline Champion Corp *	(2,050)	(59)
Smith & Wesson Brands Inc *	(2,001)	(37)
Sonos *	(3,904)	(55)
Standard Motor Products Inc	(3,105)	(141)
Starbucks Corp	(29,437)	(2,487)
Stitch Fix Inc, Cl A *	(390)	(9)
Stoneridge Inc *	(1,370)	(28)
Strategic Education Inc	(689)	(71)
Tapestry Inc	(8,086)	(119)
Target Corp	(3,835)	(580)
Taylor Morrison Home Corp, Cl A *	(5,759)	(136)
Tempur Sealy International Inc *	(1,689)	(144)
Tenneco Inc, Cl A *	(7,374)	(60)
Tesla Inc *	(16,750)	(8,347)
Texas Roadhouse Inc, Cl A	(1,672)	(105)
Thor Industries Inc	(3,333)	(315)
Tiffany & Co	(830)	(102)
TJX Cos Inc	(9,317)	(510)
Toll Brothers Inc	(4,458)	(188)
TopBuild Corp *	(1,318)	(203)
Tractor Supply Co	(683)	(102)
TRI Pointe Group Inc *	(4,880)	(82)
Ulta Beauty Inc *	(274)	(64)
Under Armour Inc, Cl A *	(5,075)	(50)
Under Armour Inc, Cl C *	(4,841)	(43)

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Vail Resorts Inc	(1,048)	$(228)
VF Corp	(11,223)	(738)
Vista Outdoor Inc *	(3,660)	(71)
Visteon Corp *	(2,629)	(198)
Wayfair Inc, Cl A *	(624)	(185)
Wendy’s Co	(4,972)	(104)
Whirlpool Corp	(2,445)	(435)
Williams-Sonoma Inc	(1,071)	(94)
Wingstop Inc	(700)	(114)
Winnebago Industries Inc	(2,497)	(135)
Wolverine World Wide Inc	(1,854)	(46)
WW International Inc *	(1,300)	(31)
Wyndham Destinations Inc	(1,752)	(51)
Wyndham Hotels & Resorts Inc	(2,305)	(121)
Wynn Resorts Ltd	(2,429)	(212)
XPEL *	(2,782)	(69)
YETI Holdings Inc *	(2,831)	(145)
Yum China Holdings Inc	(8,996)	(519)
Yum! Brands Inc	(7,496)	(718)

		(63,841)

Energy — 0.0%
Murphy USA Inc *	(100)	(14)

Financials — 0.0%
Sturm Ruger & Co Inc	(801)	(57)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(5,654)	(514)
Amphenol Corp, Cl A	(1,852)	(203)
Analog Devices Inc	(1,615)	(189)
Apple Inc	(45,024)	(5,810)
Applied Materials Inc	(4,605)	(284)
Arista Networks Inc *	(556)	(124)
Arrow Electronics Inc *	(698)	(55)
Avid Technology Inc *	(1,600)	(13)
Broadcom	(1,947)	(676)
Cabot Microelectronics Corp	(49)	(7)
CDW Corp/DE	(1,602)	(182)
Ciena Corp *	(1,000)	(57)
Cisco Systems Inc	(22,018)	(930)
Cognex Corp	(1,000)	(69)
Corning Inc	(4,211)	(137)
CyberOptics Corp *	(1,220)	(39)
Dell Technologies Inc, Cl C *	(1,166)	(77)
Enphase Energy Inc *	(1,171)	(90)
Entegris Inc	(500)	(33)
ePlus Inc *	(700)	(54)
F5 Networks Inc *	(303)	(40)
Fabrinet *	(1,110)	(77)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Hewlett Packard Enterprise Co	(8,345)	$(81)
HP Inc	(10,443)	(204)
II-VI Inc *	(1,318)	(59)
Infinera Corp *	(6,900)	(50)
Inphi Corp *	(300)	(34)
Intel Corp	(20,128)	(1,026)
Intellicheck *	(5,222)	(33)
Jabil Inc	(1,478)	(50)
Juniper Networks Inc	(2,166)	(54)
Keysight Technologies Inc *	(1,147)	(113)
KLA Corp	(878)	(180)
Lam Research	(798)	(268)
Lumentum Holdings Inc *	(600)	(52)
Marvell Technology Group Ltd	(2,764)	(107)
Maxim Integrated Products Inc	(835)	(57)
Microchip Technology Inc	(1,353)	(148)
Micron Technology Inc *	(5,193)	(236)
MKS Instruments Inc	(424)	(51)
Monolithic Power Systems Inc	(278)	(74)
Motorola Solutions Inc	(1,103)	(171)
NetApp Inc	(1,767)	(84)
Novanta Inc *	(100)	(11)
NVIDIA Corp	(3,024)	(1,618)
ON Semiconductor Corp *	(2,277)	(49)
PAR Technology Corp *	(1,806)	(67)
PC Connection Inc	(1,000)	(44)
Pure Storage Inc, Cl A *	(3,412)	(52)
Qorvo Inc *	(439)	(56)
QUALCOMM Inc	(6,405)	(763)
Ribbon Communications Inc *	(5,812)	(25)
ScanSource Inc *	(287)	(7)
Skyworks Solutions Inc	(857)	(124)
SolarEdge Technologies Inc *	(293)	(65)
Stratasys Ltd *	(300)	(4)
Super Micro Computer Inc *	(2,848)	(78)
SYNNEX Corp	(500)	(64)
Teradyne Inc	(1,171)	(100)
Texas Instruments Inc	(5,045)	(717)
Trimble Inc *	(976)	(51)
Ubiquiti Inc	(439)	(80)
Universal Display Corp	(146)	(26)
Western Digital Corp	(1,983)	(76)
Xerox Holdings Corp	(2,901)	(55)
Xilinx Inc	(1,104)	(115)
Zebra Technologies Corp, Cl A *	(439)	(126)

		(17,165)

Materials — (1.4)%
Air Products and Chemicals Inc	(3,444)	(1,007)
Albemarle Corp	(1,660)	(151)
Alcoa Corp *	(3,400)	(50)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Amcor PLC	(20,832)	$(230)
AptarGroup Inc	(310)	(37)
Ashland Global Holdings Inc	(349)	(26)
Avery Dennison Corp	(1,032)	(119)
Axalta Coating Systems Ltd *	(773)	(18)
Ball Corp	(4,674)	(376)
Berry Global Group Inc *	(1,798)	(93)
Celanese Corp, Cl A	(1,471)	(149)
CF Industries Holdings Inc	(1,659)	(54)
Chemours Co	(3,100)	(64)
Cleveland-Cliffs Inc	(8,100)	(53)
Commercial Metals Co	(1,269)	(27)
Corteva Inc	(9,653)	(276)
Crown Holdings Inc *	(2,137)	(164)
Dow Inc	(9,230)	(417)
DuPont de Nemours	(9,117)	(508)
Eastman Chemical Co	(1,870)	(137)
Ecolab Inc	(3,910)	(771)
Element Solutions Inc *	(4,300)	(46)
FMC Corp	(1,967)	(210)
Freeport-McMoRan Inc, Cl B	(17,727)	(277)
Graphic Packaging Holding Co	(2,440)	(34)
Hecla Mining Co	(12,005)	(72)
Huntsman Corp	(1,269)	(27)
Ingevity Corp *	(132)	(7)
International Flavors & Fragrances Inc	(1,318)	(163)
International Paper Co	(4,664)	(169)
Linde PLC	(7,439)	(1,858)
Louisiana-Pacific Corp	(1,074)	(35)
LyondellBasell Industries NV, Cl A	(2,441)	(160)
Martin Marietta Materials Inc	(537)	(109)
Mosaic Co	(4,661)	(85)
Newmont Corp	(10,338)	(696)
Nucor Corp	(2,867)	(130)
Packaging Corp of America	(1,398)	(142)
PPG Industries Inc	(3,110)	(374)
Reliance Steel & Aluminum Co	(781)	(82)
RPM International Inc	(1,664)	(141)
Scotts Miracle-Gro Co, Cl A	(700)	(118)
Sealed Air Corp	(1,048)	(41)
Sherwin-Williams Co	(1,252)	(840)
Sonoco Products Co	(488)	(26)
Southern Copper Corp	(1,025)	(49)
Steel Dynamics Inc	(2,146)	(63)
United States Steel Corp	(900)	(7)
Vulcan Materials Co	(1,335)	(160)
Westrock Co	(3,494)	(106)

		(10,954)

Total Common Stock Sold Short (Proceeds $76,153) ($ Thousands)		(96,823)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK SOLD SHORT — 0.0%

Industrials — 0.0%
WESCO International	(64)	$(2)

Total Preferred Stock Sold Short (Proceeds $2) ($ Thousands)		(2)

Total Investments Sold Short — (12.7)% (Proceeds $76,155) ($ Thousands)		$(96,825)

	Contracts

PURCHASED OPTIONS*^ — 0.3%

Total Purchased Options (I) (Cost $1,566) ($ Thousands)	970	$2,074

PURCHASED SWAPTIONS* — 0.1%

Total Purchased Swaptions (J) (Cost $654) ($ Thousands)	16,270,000	$426

WRITTEN OPTIONS*^ — (0.1)%

Total Written Options (I) (Premiums Received $469) ($ Thousands)	(718)	$(492)

WRITTEN SWAPTIONS* — (0.1)%

Total Written Swaptions (J) (Premiums Received $1,547) ($ Thousands)	(58,532,000)	$(664)

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at August 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS *^— 0.3%

Put Options
December 2020, Corn	250	$4,472	$320.00	11/21/2020	$22
December 2020, WTI Crude Oil	120	5,185	32.50	11/21/2020	48
October 2020, Sugar	120	1,702	11.75	9/19/2020	4

		11,359			74

Call Options
December 2020, Coffee	38	1,839	110.00	11/21/2020	299
December 2020, Corn	150	2,683	300.00	11/21/2020	439
December 2020, Cotton	50	1,629	70.00	11/21/2020	19
December 2020, Gold	11	2,176	1,650.00	11/21/2020	368
December 2020, Gold	10	1,979	1,750.00	11/21/2020	242
November 2020, Natural Gas	81	2,365	3.00	10/17/2020	157
November 2020, Soybean	50	2,384	860.00	10/17/2020	237
October 2020, Wheat	90	2,485	500.00	9/19/2020	239

		17,540			2,000

Total Purchased Options		$28,899			$2,074

WRITTEN OPTIONS *^— (0.1)%

Put Options
December 2020, Corn	(125)	$(2,236)	270.00	11/21/20	$(2)
December 2020, WTI Crude Oil	(120)	(5,185)	27.50	11/21/20	(24)
November 2020, Natural Gas	(81)	(2,365)	2.65	10/17/20	(95)
October 2020, Sugar	(120)	(1,702)	10.75	09/19/20	(1)

		(11,488)			(122)

Call Options
December 2020, Coffee	(30)	(1,452)	145.00	11/21/20	(53)
December 2020, Gold	(10)	(1,979)	2,250.00	11/21/20	(23)
June 2021, Crude Oil	(18)	(849)	60.00	04/17/21	(24)
March 2021, Corn	(50)	(919)	370.00	02/20/21	(41)
November 2020, Natural Gas	(9)	(263)	2.75	10/17/20	(29)
October 2020, Sugar	(120)	(1,702)	13.00	09/19/20	(16)
September 2020, LME Zinc	(35)	(2,213)	2,150.00	09/19/20	(184)

		(9,377)			(370)

Total Written Options		$(20,865)			$(492)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

A list of open OTC swaption contracts held by the Fund at August 31, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS *— 0.1%

Put Swaptions
Swaption 1 Year	Morgan Stanley	8,320,000	$1.02	10/17/2020	$370
Swaption 1 Year	Morgan Stanley	7,950,000	$0.01	09/19/2020	56

Total Purchased Swaptions					$426

		Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS *— (0.1)%

Call Swaptions
Swaption 1 Year	Bank of America	(7,950,000)	$0.00	09/19/2020	$—
Swaption 1 Year	Bank of America	(8,320,000)	$0.52	09/19/2020	(30)

					(30)
Put Swaptions
CDX.NA.5Y	Bank of America	(42,262,000)	$0.01	12/19/2020	(634)

Total Written Swaptions					$(664)

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Depreciation) (Thousands)
Brent Crude^	129	Oct-2020	$5,587	$5,841	$254
Canadian 10-Year Bond	(91)	Dec-2020	(10,467)	(10,542)	66
Coffee C^	97	Dec-2020	4,306	4,694	388
Copper^	185	Jan-2021	13,355	14,159	804
Corn^	12	Dec-2020	204	215	11
Corn^	194	Dec-2020	3,481	3,470	(11)
Cotton No. 2^	93	Dec-2020	2,967	3,030	63
Feeder Cattle^	(29)	Nov-2020	(2,106)	(2,039)	67
Gasoline^	14	Nov-2020	704	699	(5)
Gasoline^	24	Nov-2020	1,199	1,197	(2)
Gold^	82	Jan-2021	14,971	16,224	1,253
Heating Oil^	19	Jan-2021	1,055	1,025	(30)
Japanese 10-Year Government Bond E-MINI	(26)	Sep-2020	(3,686)	(3,715)	13
KC HRW Wheat^	186	Dec-2020	4,143	4,420	277
Lean Hogs^	38	Dec-2020	773	838	65
Lean Hogs^	(17)	Dec-2020	(368)	(375)	(7)
Lean Hogs^	17	Oct-2020	328	364	36
Lean Hogs^	(63)	Oct-2020	(1,321)	(1,351)	(30)
Live Cattle^	63	Nov-2020	2,689	2,654	(35)
Live Cattle^	(15)	Nov-2020	(632)	(632)	–
Live Cattle^	(2)	Jan-2021	(87)	(87)	–
LME Lead^	(23)	Dec-2020	(1,134)	(1,137)	(3)
LME Lead^	12	Nov-2020	586	591	5
LME Nickel^	(16)	Dec-2020	(1,400)	(1,477)	(77)
LME Nickel^	2	Jun-2021	173	186	13
LME Nickel^	26	Nov-2020	2,228	2,398	170
LME Primary Aluminum^	20	Nov-2020	890	899	9
LME Primary Aluminum^	55	Jun-2021	2,485	2,534	49
LME Primary Aluminum^	15	Dec-2020	635	677	42
LME Zinc^	56	Dec-2020	3,180	3,528	348
LME Zinc^	48	Sep-2020	2,433	2,998	565
Long Gilt 10-Year Bond	(109)	Jan-2021	(19,402)	(19,704)	171
Low Sulphur Gasoil^	34	Nov-2020	1,307	1,272	(35)
Low Sulphur Gasoil^	(30)	Nov-2020	(1,130)	(1,122)	8

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Depreciation) (Thousands)
MSCI EAFE Index	(109)	Sep-2020	$(9,773)	$(10,356)	$(583)
Natural Gas^	198	Jan-2021	5,935	6,643	708
Natural Gas^	39	Oct-2020	1,095	1,139	44
Natural Gas^	(33)	Oct-2020	(871)	(964)	(93)
NY Harbor ULSD^	(38)	Nov-2020	(2,042)	(1,980)	62
NYMEX Cocoa^	86	Dec-2020	2,164	2,282	118
Palladium^	(3)	Jan-2021	(656)	(684)	(28)
Platinum^	(3)	Jan-2021	(144)	(142)	2
Platinum^	(18)	Oct-2020	(840)	(844)	(4)
Red Wheat^	26	Dec-2020	661	701	40
S&P 500 Index E-MINI	(121)	Sep-2020	(18,525)	(21,168)	(2,643)
Silver^	58	Jan-2021	7,171	8,292	1,121
Soybean^	139	Nov-2020	6,221	6,627	406
Soybean Meal^	165	Dec-2020	4,906	5,156	250
Soybean Oil^	251	Dec-2020	4,472	4,949	477
Sugar No. 11^	158	Oct-2020	2,151	2,240	89
Sugar No. 11^	43	Mar-2021	644	640	(4)
U.S. 2-Year Treasury Notes	78	Jan-2021	17,232	17,234	2
U.S. 5-Year Treasury Notes	(191)	Jan-2021	(24,041)	(24,072)	(31)
U.S. 10-Year Treasury Notes	(293)	Dec-2020	(40,817)	(40,800)	17
U.S. Ultra Long Treasury Bond	(28)	Dec-2020	(6,276)	(6,185)	91
Ultra 10-Year U.S. Treasury Notes	(34)	Dec-2020	(5,420)	(5,421)	(1)
Wheat^	34	Dec-2020	856	939	83
WTI Crude Oil^	98	Oct-2020	4,169	4,204	35
WTI Crude Oil^	77	Feb-2021	3,382	3,393	11
WTI Crude Oil^	(38)	Oct-2020	(1,630)	(1,630)	–

			$(22,030)	$(18,075)	$4,611

A list of the open forward foreign currency contracts held by the Fund at August 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	10/27/20	MYR	5,636	USD	1,340	$(15)
Brown Brothers Harriman	09/03/20	USD	323	ZAR	5,596	8
Brown Brothers Harriman	10/09/20	USD	487	CAD	645	8
Brown Brothers Harriman	10/15/20	EUR	339	USD	402	(3)
Brown Brothers Harriman	10/16/20	USD	6	SEK	59	—
Brown Brothers Harriman	10/29/20	USD	506	AUD	698	10
Brown Brothers Harriman	10/29/20	AUD	23,686	USD	16,973	(543)
Deutsche Bank	10/09/20	CAD	3,970	USD	2,989	(58)
Goldman Sachs	10/09/20	CAD	11,343	USD	8,702	(6)
Goldman Sachs	11/16/20	USD	3,115	CNH	21,724	40
Goldman Sachs	11/16/20	KRW	3,710,127	USD	3,136	8
HSBC	10/15/20	USD	11,505	EUR	9,786	208
JPMorgan Chase Bank	09/03/20	ZAR	130,776	USD	7,873	156
JPMorgan Chase Bank	10/09/20	CAD	3,807	USD	2,839	(84)
Morgan Stanley	10/08/20	JPY	421,549	USD	3,996	18
Morgan Stanley	10/15/20	USD	4,104	EUR	3,451	27
Standard Bank	11/16/20	USD	5,229	CNY	36,397	58
Standard Bank	11/16/20	KRW	6,221,657	USD	5,262	15

						$(153)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NAIGS.34V1	Buy	1.00%	Quarterly	06/20/2025	$132,245	$(2,177)	$(62)	$(2,115)
CDX-NAHYS34V8-5Y	Sell	5.00%	Quarterly	06/20/2025	(17,088)	918	967	(49)
ITRAXX-XOVERS33V1-5Y	Buy	5.00%	Quarterly	06/20/2025	14,632	(1,350)	(1,355)	5
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	20,500	(642)	(466)	(176)

						$(3,251)	$(916)	$(2,335)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	$(189)	$–	$(189)
0.9575	3-MONTH CAD - CDOR	Semi- Annually	03/24/2025	CAD	27,036	213	–	213
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(173)	–	(173)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(134)	–	(134)
USD @ 0.512%	USD/ LIBOR/3M/ T3750/0.00	Quarterly	06/09/2025	USD	85,300	(828)	–	(828)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(180)	–	(180)
3-MONTH CAD - CDOR	0.698%	Semi- Annually	08/07/2025	CAD	48,520	(107)	–	(107)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(494)	–	(494)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(80)	–	(80)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(95)	–	(95)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(506)	–	(506)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	(94)	–	(94)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(94)	–	(94)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(701)	–	(701)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(221)	–	(221)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(335)	–	(335)

						$(4,018)	$–	$(4,018)

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

A list of the open OTC swap agreements held by the Fund at August 31, 2020, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(125)	$(25)	$(100)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(167)	(41)	(126)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(285)	(41)	(244)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(247)	(52)	(195)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(51)	(11)	(40)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(9)	(2)	(7)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(55)	(21)	(34)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(179)	(41)	(138)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(69)	(14)	(55)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(17)	(6)	(11)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(45)	(14)	(31)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(314)	(130)	(184)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(5)	(2)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(80)	(41)	(39)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(58)	(29)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(52)	(25)	(27)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(202)	(72)	(130)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(92)	(39)	(53)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(60)	(20)	(40)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(175)	(35)	(140)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(306)	(140)	(166)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(9)	(3)	(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(4)	(1)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(71)	(29)	(42)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(52)	(22)	(30)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(47)	(22)	(25)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(10)	(5)	(5)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(72)	(33)	(39)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(53)	(14)	(39)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(238)	(59)	(179)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(90)	(30)	(60)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(32)	(11)	(21)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(32)	(11)	(21)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(9)	(3)	(6)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(11)	(3)	(8)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(77)	(35)	(42)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(9)	(3)	(6)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(118)	(37)	(12)	(25)
JPMorgan Chase	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(59)	(23)	(36)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(80)	(33)	(47)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Quarterly	05/11/2063	(360)	(113)	(45)	(68)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Quarterly	05/11/2063	(257)	(81)	(32)	(49)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Quarterly	05/11/2063	(282)	(88)	(30)	(58)
JPMorgan Chase	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(11)	(3)	(8)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(1,018)	(324)	(112)	(212)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(225)	(78)	(147)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(509)	(161)	(57)	(104)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(355)	(113)	(40)	(73)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(150)	(48)	(18)	(30)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(500)	(158)	(59)	(99)
Citibank	CMBX.NA.BBB- .6 Index	Sell	3.00%	Quarterly	05/11/2063	(224)	(70)	(28)	(42)
JPMorgan Chase	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(170)	(65)	(105)
Credit Suisse	CMBX.NA.BBB- .6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(34)	(13)	(21)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ ReceivesRate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	$(4)	$(1)	$—	$(1)
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(6)	(3)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(29)	(11)	(18)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(53)	(17)	(7)	(10)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(225)	(77)	(148)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	106	110	(4)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	55	52	3
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	109	108	1
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	463	464	(1)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,127	231	227	4
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	451	93	90	3
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	104	40	64
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	258	87	171
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	209	73	136
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	53	18	35
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	54	18	36
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	52	17	35
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	209	75	134
Goldman Sachs	CMBX-BBB- 557874	Buy	3.00%	Monthly	09/17/2058	498	102	88	14
Citibank	CMBX-BBB- 560152	Buy	3.00%	Monthly	09/17/2058	532	109	109	—
Citibank	CMBX-BBB- 561625	Buy	3.00%	Monthly	09/17/2058	436	89	90	(1)
JPMorgan Chase	CMBX-BBB- 562055	Buy	3.00%	Monthly	09/17/2058	232	48	48	—

							$(3,115)	$(117)	$(2,998)

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	IBOXHY- TRS-560853	Index Return	USD-3Month LIBOR	Quarterly	12/20/2020	USD	15,328	$(359)	$3	$(362)
Barclays Bank PLC	IBOXHY- TRS-560854	Index Return	USD-3Month LIBOR	Quarterly	09/20/2020	USD	15,328	(415)	3	(418)
Macquarie Bank	Bloomberg Commodity	US T-BILL HIGH
Limited	Index 2 Month Total	DISCOUNT RATE +
	Return^	16.5 BPS	Index Return	Monthly	09/23/2020	USD	(953)	19	–	19
Macquarie Bank	Bloomberg Commodity	US T-BILL HIGH
Limited	Index Total Return^	DISCOUNT RATE +
		9 BPS	Index Return	Monthly	09/23/2020	USD	(11,659)	212	–	212
Macquarie Bank	Macquarie Commodity	0.33%
Limited	Product 251E^		Index Return	Monthly	09/05/2020	USD	(1,832)	(11)	–	(11)
Merrill Lynch	Bloomberg Commodity	US T-BILL HIGH
	Index 2 Month Total	DISCOUNT RATE +
	Return^	12 BPS	Index Return	Monthly	09/23/2020	USD	(1,555)	31	–	31
Merrill Lynch	Bloomberg Commodity	US T-BILL HIGH
	Index Total Return^	DISCOUNT RATE +
		11 BPS	Index Return	Monthly	09/23/2020	USD	(11,104)	201	–	201
Merrill Lynch	BofA Merrill Lynch	3-Month U.S. Treasury
	Commodity MLBXCS3E^	rate plus 17 BPS	Index Return	Monthly	09/05/2020	USD	(2,461)	10	–	10
Societe Generale	Bloomberg Commodity	US T-BILL HIGH
	Index 2 Month Total	DISCOUNT RATE +
	Return^	14 BPS	Index Return	Monthly	09/23/2020	USD	(1,694)	33	–	33
Societe Generale	Bloomberg Commodity	US T-BILL HIGH
	Index Total Return^	DISCOUNT RATE +
		11 BPS	Index Return	Monthly	09/23/2020	USD	(6,797)	123	–	123
Societe Generale	Societe Generale	0.35%
	Commodities Custom
	Alpha 061^		Index Return	Monthly	09/05/2020	USD	(2,666)	9	–	9

								$(147)	$6	$(153)

As of August 31, 2020, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(17,706)	Chase Securities	0.22%	Open Ended	$(17,706)
(51,345)	Chase Securities	0.19%	Open Ended	(51,345)
(54,782)	Chase Securities	0.16%	Open Ended	(54,782)
(96,678)	Chase Securities	0.15%	Open Ended	(96,678)

				$(220,511)

Percentages are based on Net Assets of $760,056 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2020.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(E)	Security is a Master Limited Partnership. At August 31, 2020, such securities amounted to $26 ($ Thousands), or 0.0% of the net assets.
(F)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2020, the value of these securities amounted to $75,468 ($ Thousands), representing 9.9% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Refer to table below for details on Options Contracts.
(J)	Refer to table below for details on Swaption Contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan (offshore)

CNY — Chinese Yuan

CPI — Consumer Price Index

DN — Discount Note

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Continued)

HRW — Hard Red Winter

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NYMEX — New York Mercantile Exchange

OTC — Over the Counter

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

Ser — Series

SEK — Swedish Krona

STACR — Structured Agency Credit Risk

STIBOR — Stockholm Interbank Offered Rate

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	506,979	–	506,979
Common Stock	196,276	–	–	196,276
Corporate Obligations	–	102,636	–	102,636
Mortgage-Backed Securities	–	65,565	–	65,565
U.S. Government Agency Obligations	–	56,169	–	56,169
Sovereign Debt	–	21,478	–	21,478
Asset-Backed Securities	–	17,507	–	17,507
Municipal Bonds	–	1,156	–	1,156
Rights	24	–	–	24
Warrants	–	19	–	19

Total Investments in Securities	196,300	771,509	–	967,809

Securities Sold Short
Common Stock	(96,823)	–	–	(96,823)
Preferred Stock	–	(2)	–	(2)

Total Securities Sold Short	(96,823)	(2)	–	(96,825)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2,074	—	—	2,074
Written Options	(492)	—	—	(492)
Purchased Swaptions	—	426	—	426
Written Swaptions	—	(664)	—	(664)
Futures Contracts *
Unrealized Appreciation	8,233	—	—	8,233
Unrealized Depreciation	(3,622)	—	—	(3,622)
Forwards Contracts *
Unrealized Appreciation	—	556	—	556
Unrealized Depreciation	—	(709)	—	(709)
Centrally Cleared Swaps

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Credit Default Swaps *
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(2,340)	—	(2,340)
Interest Rate Swaps *
Unrealized Appreciation	—	213	—	213
Unrealized Depreciation	—	(4,231)	—	(4,231)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	636	—	636
Unrealized Depreciation	—	(3,634)	—	(3,634)
Total Return Swaps *
Unrealized Appreciation	—	638	—	638
Unrealized Depreciation	—	(791)	—	(791)
Reverse Repurchase
Agreements	—	(220,511)	—	(220,511)

Total Other Financial Instruments	6,193	(230,406)	—	(224,213)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2020

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $35.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(5,458,416)	$918,207	$(4,540,209)
Maximum potential amount of future payments	—	—	17,972,000	17,087,820	35,059,820
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	17,087,820	—	—	17,087,820
> than 400	—	—	—	—	17,972,000	17,972,000
Total	$—	$—	$17,087,820	$—	$17,972,000	$35,059,820

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2020	31